Filed with the Securities and Exchange Commission on December 21, 2018
REGISTRATION NO. 333-71834
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 64
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 205
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 64 to Registration Statement No. 333-71834 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 64 incorporates by reference the prospectus dated April 30, 2018, contained in Part A of Post-Effective Amendment No. 63 filed on April 11, 2018.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2018
to Prospectuses dated April 30, 2018

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2019, the AST Bond Portfolio 2018 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2018 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2030 (the “Portfolio”). Effective on or about January 2, 2019, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2030[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2019.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2019.

GENPRODSUP9

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP9

PART B
STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: April 30, 2018, as supplemented December 31, 2018
Date of Prospectus: April 30, 2018, as supplemented December 31, 2018
XT6 - SAI (04/2018)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1.	We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a.
Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b.
At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

2.	The assets in Separate Account D are accounted for at their market value, rather than at book value.

3.	We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2017) received cash compensation with respect to annuity business during 2017 (or as to which a payment amount was accrued during 2017). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2017, the least amount paid, and greatest amount paid, were $1.20 and $6,840,242.81, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2017: $109,233,825.30; 2016: $108,318,475.79; and 2015: $142,737,382. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.	any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:

▪	"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	"Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

▪
"Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1.
If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.
If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency exists making redemption or valuation of securities held in the separate account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2017 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2017 and for the years ended December 31, 2017 and 2016. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, the XT6 and Optimum Plus Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2017. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$17.67106	$19.05114	0
01/01/2014 to 12/31/2014	$19.05114	$19.32135	0
01/01/2015 to 12/31/2015	$19.32135	$19.17702	714
01/01/2016 to 12/31/2016	$19.17702	$20.71540	30,348
01/01/2017 to 12/31/2017	$20.71540	$21.51372	714
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.21492	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$13.10545	$14.72431	256,162
01/01/2014 to 12/31/2014	$14.72431	$15.48307	289,906
01/01/2015 to 12/31/2015	$15.48307	$15.46694	404,675
01/01/2016 to 12/31/2016	$15.46694	$16.41717	739,531
01/01/2017 to 12/31/2017	$16.41717	$19.02361	836,651
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.69769	2,450
01/01/2014 to 12/31/2014	$11.69769	$13.11912	3,568
01/01/2015 to 12/31/2015	$13.11912	$13.22556	3,123
01/01/2016 to 12/31/2016	$13.22556	$14.50953	69,808
01/01/2017 to 12/31/2017	$14.50953	$17.56209	10,382
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.78776	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.39613	$11.22395	54,678
01/01/2014 to 12/31/2014	$11.22395	$11.66750	103,974
01/01/2015 to 12/31/2015	$11.66750	$11.21558	68,631
01/01/2016 to 12/31/2016	$11.21558	$11.88836	87,530
01/01/2017 to 12/31/2017	$11.88836	$13.26744	124,037
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99926	$10.55471	1,861
01/01/2014 to 12/31/2014	$10.55471	$10.83391	7,179
01/01/2015 to 12/31/2015	$10.83391	$10.76564	18,918
01/01/2016 to 12/31/2016	$10.76564	$11.34604	45,258
01/01/2017 to 04/28/2017	$11.34604	$11.77917	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$13.54511	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$16.34613	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.88594	$15.84245	10,478
01/01/2014 to 12/31/2014	$15.84245	$17.31168	14,050
01/01/2015 to 12/31/2015	$17.31168	$16.33842	5,547
01/01/2016 to 12/31/2016	$16.33842	$18.41719	13,625
01/01/2017 to 04/28/2017	$18.41719	$19.12704	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.43668	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99926	$11.73900	1,235
01/01/2014 to 12/31/2014	$11.73900	$13.21668	15,879
01/01/2015 to 12/31/2015	$13.21668	$12.62993	13,864
01/01/2016 to 12/31/2016	$12.62993	$14.38056	38,299
01/01/2017 to 12/31/2017	$14.38056	$16.87418	60,728
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$31.77941	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99926	$9.73967	10,247
01/01/2014 to 12/31/2014	$9.73967	$10.14452	1,497
01/01/2015 to 12/31/2015	$10.14452	$10.04349	28,330
01/01/2016 to 12/31/2016	$10.04349	$10.40804	137,094
01/01/2017 to 04/28/2017	$10.40804	$10.65039	0
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.91627	$12.52920	73,384
01/01/2014 to 12/31/2014	$12.52920	$13.12661	84,809
01/01/2015 to 10/16/2015	$13.12661	$13.17316	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$11.31673	$12.58612	137,981
01/01/2014 to 12/31/2014	$12.58612	$12.86591	204,705
01/01/2015 to 12/31/2015	$12.86591	$12.87645	324,163
01/01/2016 to 12/31/2016	$12.87645	$13.30353	499,569
01/01/2017 to 12/31/2017	$13.30353	$15.35577	599,755
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.26103	$13.32651	285,896
01/01/2014 to 12/31/2014	$13.32651	$13.62631	357,963
01/01/2015 to 10/16/2015	$13.62631	$13.13529	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99926	$10.87277	8,432
01/01/2014 to 12/31/2014	$10.87277	$11.05064	38,182
01/01/2015 to 10/16/2015	$11.05064	$10.61170	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.79280	$11.96427	7,752
01/01/2014 to 12/31/2014	$11.96427	$13.50742	13,409
01/01/2015 to 12/31/2015	$13.50742	$13.37384	14,500
01/01/2016 to 12/31/2016	$13.37384	$13.37217	17,047
01/01/2017 to 12/31/2017	$13.37217	$14.69478	16,723
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$17.08397	$21.19299	34,010
01/01/2014 to 02/07/2014	$21.19299	$20.86562	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.34657	$20.39040	913,647
01/01/2014 to 12/31/2014	$20.39040	$22.86049	1,027,985
01/01/2015 to 12/31/2015	$22.86049	$21.60795	1,170,651
01/01/2016 to 12/31/2016	$21.60795	$23.88525	1,038,821
01/01/2017 to 12/31/2017	$23.88525	$25.97784	1,033,616
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.92496	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.38963	$12.10904	69,723
01/01/2014 to 12/31/2014	$12.10904	$12.48501	99,059
01/01/2015 to 12/31/2015	$12.48501	$12.26010	122,151
01/01/2016 to 12/31/2016	$12.26010	$12.78842	194,934
01/01/2017 to 12/31/2017	$12.78842	$14.23034	313,399
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$26.71015	$34.76562	30,854
01/01/2014 to 12/31/2014	$34.76562	$36.93269	42,297
01/01/2015 to 12/31/2015	$36.93269	$34.58939	40,191
01/01/2016 to 12/31/2016	$34.58939	$42.61234	44,648
01/01/2017 to 12/31/2017	$42.61234	$47.37668	54,491
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.73459	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$19.75093	$20.72616	198,033
01/01/2014 to 12/31/2014	$20.72616	$21.06490	170,963
01/01/2015 to 12/31/2015	$21.06490	$20.13149	148,038
01/01/2016 to 12/31/2016	$20.13149	$23.02211	187,998
01/01/2017 to 12/31/2017	$23.02211	$24.51996	217,927
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.28857	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$20.17690	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
AST International Value Portfolio
02/04/2013 to 12/31/2013	$21.16021	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.68345	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$11.26381	$12.67457	156,790
01/01/2014 to 12/31/2014	$12.67457	$13.35989	171,886
01/01/2015 to 12/31/2015	$13.35989	$13.10098	225,180
01/01/2016 to 12/31/2016	$13.10098	$13.66058	285,954
01/01/2017 to 12/31/2017	$13.66058	$15.83331	333,676
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$20.01127	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$17.76221	$19.25962	115,574
01/01/2014 to 12/31/2014	$19.25962	$20.12628	164,323
01/01/2015 to 12/31/2015	$20.12628	$19.90868	194,145
01/01/2016 to 12/31/2016	$19.90868	$20.48702	331,745
01/01/2017 to 12/31/2017	$20.48702	$22.76821	409,434
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.32491	$17.50320	20,366
01/01/2014 to 12/31/2014	$17.50320	$18.99419	18,192
01/01/2015 to 12/31/2015	$18.99419	$20.82500	31,278
01/01/2016 to 12/31/2016	$20.82500	$20.33576	40,448
01/01/2017 to 12/31/2017	$20.33576	$27.37385	62,881
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.78326	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$19.13100	$18.67698	340,656
01/01/2014 to 12/31/2014	$18.67698	$19.69148	403,491
01/01/2015 to 12/31/2015	$19.69148	$19.40035	383,589
01/01/2016 to 12/31/2016	$19.40035	$19.72631	420,901
01/01/2017 to 12/31/2017	$19.72631	$20.20467	443,547

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$24.20835	$29.14854	47,489
01/01/2014 to 12/31/2014	$29.14854	$29.93493	51,941
01/01/2015 to 12/31/2015	$29.93493	$29.23083	64,165
01/01/2016 to 12/31/2016	$29.23083	$31.02844	82,421
01/01/2017 to 12/31/2017	$31.02844	$38.08044	99,586
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$17.15194	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.84415	$13.63007	2,485
01/01/2014 to 12/31/2014	$13.63007	$14.88747	11,018
01/01/2015 to 12/31/2015	$14.88747	$14.64680	30,315
01/01/2016 to 12/31/2016	$14.64680	$16.46677	86,073
01/01/2017 to 12/31/2017	$16.46677	$19.14853	99,844
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.39190	$10.09155	7,996
01/01/2014 to 12/31/2014	$10.09155	$10.51580	14,467
01/01/2015 to 10/16/2015	$10.51580	$10.55079	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$23.90035	$29.71956	93,242
01/01/2014 to 12/31/2014	$29.71956	$31.79044	115,883
01/01/2015 to 10/16/2015	$31.79044	$32.79607	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.98089	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.71992	$12.22866	120,016
01/01/2014 to 12/31/2014	$12.22866	$12.74143	159,984
01/01/2015 to 12/31/2015	$12.74143	$12.46998	132,511
01/01/2016 to 12/31/2016	$12.46998	$12.89199	120,303
01/01/2017 to 12/31/2017	$12.89199	$14.88331	170,328
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.53718	$10.25698	47,934
01/01/2014 to 12/31/2014	$10.25698	$9.68870	58,712
01/01/2015 to 12/31/2015	$9.68870	$7.99545	62,612
01/01/2016 to 12/31/2016	$7.99545	$8.90305	69,300
01/01/2017 to 12/31/2017	$8.90305	$11.15034	102,994
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.36622	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.63508	$10.36202	5,376
01/01/2014 to 12/31/2014	$10.36202	$10.89114	16,735
01/01/2015 to 12/31/2015	$10.89114	$10.76424	30,005
01/01/2016 to 12/31/2016	$10.76424	$11.11645	83,551
01/01/2017 to 12/31/2017	$11.11645	$11.64124	99,605

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.77449	$12.14973	173,117
01/01/2014 to 12/31/2014	$12.14973	$13.14773	345,827
01/01/2015 to 12/31/2015	$13.14773	$12.94956	877,579
01/01/2016 to 12/31/2016	$12.94956	$14.12865	1,323,865
01/01/2017 to 12/31/2017	$14.12865	$16.25558	2,249,510
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.73738	0
01/01/2014 to 12/31/2014	$11.73738	$13.40465	1,720
01/01/2015 to 12/31/2015	$13.40465	$13.48896	2,738
01/01/2016 to 12/31/2016	$13.48896	$14.81889	2,462
01/01/2017 to 12/31/2017	$14.81889	$17.83025	5,615
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$16.65280	$20.71562	88,401
01/01/2014 to 12/31/2014	$20.71562	$24.06286	96,241
01/01/2015 to 12/31/2015	$24.06286	$24.58060	94,520
01/01/2016 to 12/31/2016	$24.58060	$27.97611	100,029
01/01/2017 to 12/31/2017	$27.97611	$33.89386	109,465
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.36733	$12.16769	2,455
01/01/2014 to 12/31/2014	$12.16769	$12.84197	4,509
01/01/2015 to 12/31/2015	$12.84197	$12.74546	8,901
01/01/2016 to 12/31/2016	$12.74546	$13.42945	8,100
01/01/2017 to 12/31/2017	$13.42945	$15.72959	13,415
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.59853	$11.59288	97,750
01/01/2014 to 12/31/2014	$11.59288	$12.07891	111,239
01/01/2015 to 12/31/2015	$12.07891	$11.95035	190,414
01/01/2016 to 12/31/2016	$11.95035	$12.41319	350,846
01/01/2017 to 12/31/2017	$12.41319	$14.29853	497,786
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$12.03878	$13.69283	70,788
01/01/2014 to 12/31/2014	$13.69283	$14.30678	94,190
01/01/2015 to 12/31/2015	$14.30678	$14.10106	362,404
01/01/2016 to 12/31/2016	$14.10106	$14.92709	476,442
01/01/2017 to 04/28/2017	$14.92709	$15.56589	0
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$16.10202	$17.86993	106,921
01/01/2014 to 12/31/2014	$17.86993	$18.24675	159,206
01/01/2015 to 10/16/2015	$18.24675	$17.85478	0
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$28.25377	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.16567	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.37875	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$19.15050	$21.61396	245,839
01/01/2014 to 12/31/2014	$21.61396	$22.67884	344,918
01/01/2015 to 12/31/2015	$22.67884	$22.48423	499,215
01/01/2016 to 12/31/2016	$22.48423	$23.96311	695,416
01/01/2017 to 12/31/2017	$23.96311	$27.40672	811,697
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$16.41140	$20.09458	116,540
01/01/2014 to 12/31/2014	$20.09458	$21.40079	134,170
01/01/2015 to 10/16/2015	$21.40079	$19.96066	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.96239	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$18.31190	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$29.56536	$32.45134	41,571
01/01/2014 to 12/31/2014	$32.45134	$29.47070	58,912
01/01/2015 to 12/31/2015	$29.47070	$23.58270	63,296
01/01/2016 to 12/31/2016	$23.58270	$29.12352	74,822
01/01/2017 to 12/31/2017	$29.12352	$31.83660	88,709
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$16.12290	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.96142	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$11.17901	$12.93244	128,772
01/01/2014 to 12/31/2014	$12.93244	$13.52157	271,446
01/01/2015 to 12/31/2015	$13.52157	$13.31505	323,250
01/01/2016 to 12/31/2016	$13.31505	$14.05635	420,258
01/01/2017 to 12/31/2017	$14.05635	$15.82369	548,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.41883	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$13.76826	$17.14852	4,914
01/01/2014 to 04/25/2014	$17.14852	$17.72185	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$20.37803	$22.28724	17,857
01/01/2014 to 04/25/2014	$22.28724	$21.86491	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.32534	$14.00794	22,960
01/01/2014 to 12/31/2014	$14.00794	$15.66262	26,360
01/01/2015 to 12/31/2015	$15.66262	$15.84237	26,995
01/01/2016 to 12/31/2016	$15.84237	$18.02578	45,926
01/01/2017 to 12/31/2017	$18.02578	$19.39573	45,587
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$19.77012	$25.57408	18,425
01/01/2014 to 12/31/2014	$25.57408	$30.32882	25,417
01/01/2015 to 12/31/2015	$30.32882	$31.00662	38,695
01/01/2016 to 12/31/2016	$31.00662	$27.20652	32,534
01/01/2017 to 12/31/2017	$27.20652	$31.22957	31,753
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.48365	$13.32911	16,273
01/01/2014 to 12/31/2014	$13.32911	$14.27074	10,867
01/01/2015 to 12/31/2015	$14.27074	$14.31296	16,506
01/01/2016 to 12/31/2016	$14.31296	$14.29170	18,303
01/01/2017 to 12/31/2017	$14.29170	$17.34894	22,420
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$18.18913	$21.99076	0
01/01/2014 to 12/31/2014	$21.99076	$24.20140	0
01/01/2015 to 12/31/2015	$24.20140	$25.61809	0
01/01/2016 to 12/31/2016	$25.61809	$25.19626	0
01/01/2017 to 12/31/2017	$25.19626	$33.74281	0
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$12.33259	$17.24538	0
01/01/2014 to 04/25/2014	$17.24538	$17.22449	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$32.33679	$31.48428	21,064
01/01/2014 to 12/31/2014	$31.48428	$29.37659	25,570
01/01/2015 to 12/31/2015	$29.37659	$24.36127	29,478
01/01/2016 to 08/05/2016	$24.36127	$26.80891	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12667	$9.75939	100,757
01/01/2017 to 12/31/2017	$9.75939	$13.64636	112,586
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$26.85590	$30.19771	8,456
01/01/2014 to 12/31/2014	$30.19771	$29.45663	7,125
01/01/2015 to 12/31/2015	$29.45663	$26.45357	10,007
01/01/2016 to 12/31/2016	$26.45357	$26.38394	15,238
01/01/2017 to 12/31/2017	$26.38394	$34.74338	18,316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
02/04/2013 to 12/31/2013	$6.32661	$7.99471	6,124
01/01/2014 to 12/31/2014	$7.99471	$8.74483	6,582
01/01/2015 to 12/31/2015	$8.74483	$8.62861	6,080
01/01/2016 to 12/31/2016	$8.62861	$10.53749	32,945
01/01/2017 to 12/31/2017	$10.53749	$12.31404	23,335
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$20.22689	$23.16241	16,622
01/01/2014 to 12/31/2014	$23.16241	$23.34110	15,045
01/01/2015 to 12/31/2015	$23.34110	$19.91067	15,608
01/01/2016 to 12/31/2016	$19.91067	$23.38054	24,237
01/01/2017 to 12/31/2017	$23.38054	$28.48995	18,873
ProFund VP Bear
02/04/2013 to 12/31/2013	$3.43914	$2.64019	23,391
01/01/2014 to 12/31/2014	$2.64019	$2.24370	33,775
01/01/2015 to 12/31/2015	$2.24370	$2.11410	34,637
01/01/2016 to 12/31/2016	$2.11410	$1.82167	28,649
01/01/2017 to 12/31/2017	$1.82167	$1.48099	54,950
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$27.97882	$43.45558	477
01/01/2014 to 12/31/2014	$43.45558	$55.86612	374
01/01/2015 to 12/31/2015	$55.86612	$57.19074	456
01/01/2016 to 12/31/2016	$57.19074	$47.90477	47
01/01/2017 to 12/31/2017	$47.90477	$58.17661	44
ProFund VP Bull
02/04/2013 to 12/31/2013	$15.33427	$18.82937	35,724
01/01/2014 to 12/31/2014	$18.82937	$20.79991	79,661
01/01/2015 to 12/31/2015	$20.79991	$20.51829	62,245
01/01/2016 to 12/31/2016	$20.51829	$22.29843	57,530
01/01/2017 to 12/31/2017	$22.29843	$26.37254	62,248
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$18.49405	$22.33301	4,825
01/01/2014 to 12/31/2014	$22.33301	$24.39556	11,120
01/01/2015 to 12/31/2015	$24.39556	$25.18252	13,175
01/01/2016 to 12/31/2016	$25.18252	$25.84075	12,831
01/01/2017 to 12/31/2017	$25.84075	$29.46402	12,102
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$16.93912	$22.28885	8,930
01/01/2014 to 12/31/2014	$22.28885	$24.84075	7,836
01/01/2015 to 12/31/2015	$24.84075	$25.77162	10,674
01/01/2016 to 12/31/2016	$25.77162	$26.60916	7,095
01/01/2017 to 12/31/2017	$26.60916	$31.21389	5,779
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$17.01816	$19.93155	29,186
01/01/2014 to 12/31/2014	$19.93155	$18.04423	12,094
01/01/2015 to 12/31/2015	$18.04423	$15.93683	23,379
01/01/2016 to 12/31/2016	$15.93683	$17.02714	23,058
01/01/2017 to 12/31/2017	$17.02714	$20.20050	29,508
ProFund VP Financials
02/04/2013 to 12/31/2013	$9.08307	$11.22357	19,920
01/01/2014 to 12/31/2014	$11.22357	$12.55922	28,231
01/01/2015 to 12/31/2015	$12.55922	$12.26010	16,672
01/01/2016 to 12/31/2016	$12.26010	$14.01139	25,698
01/01/2017 to 12/31/2017	$14.01139	$16.41129	30,173

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
02/04/2013 to 12/31/2013	$16.14507	$20.90473	15,027
01/01/2014 to 12/31/2014	$20.90473	$25.62615	23,801
01/01/2015 to 12/31/2015	$25.62615	$26.67124	33,135
01/01/2016 to 12/31/2016	$26.67124	$25.36057	24,823
01/01/2017 to 12/31/2017	$25.36057	$30.39015	29,966
ProFund VP Industrials
02/04/2013 to 12/31/2013	$19.05650	$24.67438	4,453
01/01/2014 to 12/31/2014	$24.67438	$25.81617	7,741
01/01/2015 to 12/31/2015	$25.81617	$24.70873	5,546
01/01/2016 to 12/31/2016	$24.70873	$28.78344	8,673
01/01/2017 to 12/31/2017	$28.78344	$34.91410	6,723
ProFund VP Internet
02/04/2013 to 12/31/2013	$36.03901	$50.15518	0
01/01/2014 to 12/31/2014	$50.15518	$50.26138	61
01/01/2015 to 12/31/2015	$50.26138	$59.94676	58
01/01/2016 to 12/31/2016	$59.94676	$62.69345	55
01/01/2017 to 12/31/2017	$62.69345	$84.52930	53
ProFund VP Japan
02/04/2013 to 12/31/2013	$11.61942	$16.17098	8,204
01/01/2014 to 12/31/2014	$16.17098	$16.54245	6,526
01/01/2015 to 12/31/2015	$16.54245	$17.34588	9,140
01/01/2016 to 12/31/2016	$17.34588	$17.26105	6,959
01/01/2017 to 12/31/2017	$17.26105	$20.26246	13,163
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.93692	$16.20921	53,836
01/01/2014 to 12/31/2014	$16.20921	$18.13991	68,900
01/01/2015 to 12/31/2015	$18.13991	$18.65205	48,944
01/01/2016 to 12/31/2016	$18.65205	$19.41160	24,729
01/01/2017 to 12/31/2017	$19.41160	$24.10282	38,293
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.48885	$13.91899	23,292
01/01/2014 to 12/31/2014	$13.91899	$15.23853	123,549
01/01/2015 to 12/31/2015	$15.23853	$14.38635	33,930
01/01/2016 to 12/31/2016	$14.38635	$16.45721	32,947
01/01/2017 to 12/31/2017	$16.45721	$18.50059	25,683
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$21.41552	$25.97017	35,892
01/01/2014 to 12/31/2014	$25.97017	$27.25269	21,489
01/01/2015 to 12/31/2015	$27.25269	$27.08396	28,928
01/01/2016 to 12/31/2016	$27.08396	$30.29668	17,167
01/01/2017 to 12/31/2017	$30.29668	$35.52095	16,990
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$21.49747	$26.33828	8,944
01/01/2014 to 12/31/2014	$26.33828	$28.75973	10,395
01/01/2015 to 12/31/2015	$28.75973	$26.15693	16,045
01/01/2016 to 12/31/2016	$26.15693	$32.23156	21,756
01/01/2017 to 12/31/2017	$32.23156	$35.33056	13,644
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$21.02943	$27.48656	25,741
01/01/2014 to 12/31/2014	$27.48656	$31.87144	40,150
01/01/2015 to 12/31/2015	$31.87144	$33.93907	34,803
01/01/2016 to 12/31/2016	$33.93907	$35.40221	21,300
01/01/2017 to 12/31/2017	$35.40221	$45.74008	18,497

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$29.91037	$34.06864	19,830
01/01/2014 to 12/31/2014	$34.06864	$30.09315	17,045
01/01/2015 to 12/31/2015	$30.09315	$22.85208	22,959
01/01/2016 to 12/31/2016	$22.85208	$28.12397	27,454
01/01/2017 to 12/31/2017	$28.12397	$26.98691	26,492
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$12.17675	$14.92472	7,301
01/01/2014 to 12/31/2014	$14.92472	$17.65370	15,212
01/01/2015 to 12/31/2015	$17.65370	$18.27211	20,190
01/01/2016 to 12/31/2016	$18.27211	$17.43201	15,103
01/01/2017 to 12/31/2017	$17.43201	$19.06471	14,314
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$17.65721	$11.38383	24,153
01/01/2014 to 12/31/2014	$11.38383	$8.58893	33,164
01/01/2015 to 12/31/2015	$8.58893	$5.71537	35,837
01/01/2016 to 12/31/2016	$5.71537	$8.82559	35,175
01/01/2017 to 12/31/2017	$8.82559	$9.20801	35,346
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$21.51019	$20.49830	3,833
01/01/2014 to 12/31/2014	$20.49830	$25.39568	7,068
01/01/2015 to 12/31/2015	$25.39568	$25.24872	15,802
01/01/2016 to 12/31/2016	$25.24872	$26.45428	6,900
01/01/2017 to 12/31/2017	$26.45428	$28.32702	11,165
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$3.04102	$3.36848	58,105
01/01/2014 to 12/31/2014	$3.36848	$2.32804	62,916
01/01/2015 to 12/31/2015	$2.32804	$2.27041	68,079
01/01/2016 to 12/31/2016	$2.27041	$2.13391	107,242
01/01/2017 to 12/31/2017	$2.13391	$1.86299	57,802
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$11.03687	$13.83421	0
01/01/2014 to 12/31/2014	$13.83421	$18.44355	0
01/01/2015 to 12/31/2015	$18.44355	$17.75200	0
01/01/2016 to 12/31/2016	$17.75200	$22.46711	0
01/01/2017 to 12/31/2017	$22.46711	$30.18179	0
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.34656	$2.57597	0
01/01/2014 to 12/31/2014	$2.57597	$2.23528	0
01/01/2015 to 12/31/2015	$2.23528	$2.17748	0
01/01/2016 to 12/31/2016	$2.17748	$1.72217	0
01/01/2017 to 12/31/2017	$1.72217	$1.45323	0
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.29599	$1.64854	2,523
01/01/2014 to 12/31/2014	$1.64854	$1.31708	21,223
01/01/2015 to 12/31/2015	$1.31708	$1.13496	43,618
01/01/2016 to 12/31/2016	$1.13496	$1.01160	79,339
01/01/2017 to 12/31/2017	$1.01160	$0.74943	37,096
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.28284	$2.37967	0
01/01/2014 to 12/31/2014	$2.37967	$2.14057	0
01/01/2015 to 12/31/2015	$2.14057	$2.10384	0
01/01/2016 to 12/31/2016	$2.10384	$1.63472	0
01/01/2017 to 12/31/2017	$1.63472	$1.38996	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$22.36861	$29.40650	35,152
01/01/2014 to 12/31/2014	$29.40650	$29.77513	19,120
01/01/2015 to 12/31/2015	$29.77513	$29.85326	31,139
01/01/2016 to 12/31/2016	$29.85326	$35.57142	27,623
01/01/2017 to 12/31/2017	$35.57142	$39.82386	17,885
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$20.26580	$26.34809	22,629
01/01/2014 to 12/31/2014	$26.34809	$27.62906	16,405
01/01/2015 to 12/31/2015	$27.62906	$25.11391	18,477
01/01/2016 to 12/31/2016	$25.11391	$32.05015	29,302
01/01/2017 to 12/31/2017	$32.05015	$34.84687	17,400
ProFund VP Technology
02/04/2013 to 12/31/2013	$16.84762	$20.75015	3,122
01/01/2014 to 12/31/2014	$20.75015	$24.28848	0
01/01/2015 to 12/31/2015	$24.28848	$24.64815	278
01/01/2016 to 12/31/2016	$24.64815	$27.44195	729
01/01/2017 to 12/31/2017	$27.44195	$36.76414	975
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$14.88311	$15.84163	4,337
01/01/2014 to 12/31/2014	$15.84163	$15.78788	11,013
01/01/2015 to 12/31/2015	$15.78788	$15.88385	10,808
01/01/2016 to 12/31/2016	$15.88385	$19.15019	11,687
01/01/2017 to 12/31/2017	$19.15019	$18.57530	8,252
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$17.28058	$14.53421	17,947
01/01/2014 to 12/31/2014	$14.53421	$19.64499	18,694
01/01/2015 to 12/31/2015	$19.64499	$18.36998	17,338
01/01/2016 to 12/31/2016	$18.36998	$18.14918	18,633
01/01/2017 to 12/31/2017	$18.14918	$19.69280	16,540
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$15.56364	$23.61862	2,582
01/01/2014 to 12/31/2014	$23.61862	$28.84527	2,202
01/01/2015 to 12/31/2015	$28.84527	$27.76142	2,202
01/01/2016 to 12/31/2016	$27.76142	$32.62957	1,815
01/01/2017 to 12/31/2017	$32.62957	$45.60070	1,814
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$28.51584	$42.28404	5,454
01/01/2014 to 12/31/2014	$42.28404	$48.33259	8,872
01/01/2015 to 12/31/2015	$48.33259	$43.51556	9,914
01/01/2016 to 12/31/2016	$43.51556	$59.47392	14,079
01/01/2017 to 12/31/2017	$59.47392	$75.94907	14,310
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$26.45058	$45.24276	1,485
01/01/2014 to 12/31/2014	$45.24276	$60.90415	1,008
01/01/2015 to 12/31/2015	$60.90415	$68.56635	1,000
01/01/2016 to 12/31/2016	$68.56635	$73.80962	797
01/01/2017 to 12/31/2017	$73.80962	$123.12968	797
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$21.52431	$35.46351	1,728
01/01/2014 to 12/31/2014	$35.46351	$37.03490	1,476
01/01/2015 to 12/31/2015	$37.03490	$31.93952	1,476
01/01/2016 to 12/31/2016	$31.93952	$44.18455	1,189
01/01/2017 to 12/31/2017	$44.18455	$54.82203	632

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
02/04/2013 to 12/31/2013	$22.23971	$23.91587	5,483
01/01/2014 to 12/31/2014	$23.91587	$29.83533	10,310
01/01/2015 to 12/31/2015	$29.83533	$27.67390	13,888
01/01/2016 to 12/31/2016	$27.67390	$31.55984	13,423
01/01/2017 to 12/31/2017	$31.55984	$34.60421	14,250
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$13.74646	$15.73225	6,061
01/01/2014 to 12/31/2014	$15.73225	$14.69961	14,675
01/01/2015 to 12/31/2015	$14.69961	$15.05779	17,661
01/01/2016 to 12/31/2016	$15.05779	$14.38794	18,364
01/01/2017 to 12/31/2017	$14.38794	$19.36522	16,250
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$13.46979	$18.37321	1,310
01/01/2014 to 04/25/2014	$18.37321	$18.16856	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$11.87207	$15.39386	26,851
01/01/2014 to 04/25/2014	$15.39386	$15.33330	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$14.42121	$17.63397	2,275
01/01/2014 to 04/25/2014	$17.63397	$17.40271	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$10.11374	$12.36134	21,563
01/01/2014 to 04/25/2014	$12.36134	$12.81135	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$10.28119	$12.86898	0
01/01/2014 to 04/25/2014	$12.86898	$13.77386	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.25710	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$17.05291	$20.80237	4,399
01/01/2014 to 12/31/2014	$20.80237	$22.74085	7,334
01/01/2015 to 12/31/2015	$22.74085	$22.41808	7,255
01/01/2016 to 04/29/2016	$22.41808	$22.50132	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$24.24056	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$13.07069	$18.62578	19,878
01/01/2014 to 12/31/2014	$18.62578	$18.14921	24,092
01/01/2015 to 12/31/2015	$18.14921	$17.51198	22,893
01/01/2016 to 12/31/2016	$17.51198	$18.76110	27,803
01/01/2017 to 12/31/2017	$18.76110	$23.45246	28,487
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$17.53262	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.12668	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$13.01444	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.69543	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.37757	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99917	$10.54749	0
01/01/2014 to 12/31/2014	$10.54749	$10.81565	695
01/01/2015 to 12/31/2015	$10.81565	$10.73673	4,511
01/01/2016 to 12/31/2016	$10.73673	$11.30423	9,377
01/01/2017 to 04/28/2017	$11.30423	$11.73187	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$19.52904	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$26.88100	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$13.01961	$12.88732	60,588
01/01/2014 to 12/31/2014	$12.88732	$12.74487	63,451
01/01/2015 to 12/31/2015	$12.74487	$12.57919	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.52043	$11.38997	1,513
01/01/2014 to 12/31/2014	$11.38997	$11.32867	0
01/01/2015 to 12/31/2015	$11.32867	$11.18973	23,531
01/01/2016 to 12/31/2016	$11.18973	$11.12872	0
01/01/2017 to 01/03/2017	$11.12872	$11.12443	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.36012	$12.07586	3
01/01/2014 to 12/31/2014	$12.07586	$12.12598	0
01/01/2015 to 12/31/2015	$12.12598	$12.02471	8,777
01/01/2016 to 12/31/2016	$12.02471	$12.04281	204,506
01/01/2017 to 12/31/2017	$12.04281	$12.01083	0
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.45449	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.56886	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.90042	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.69140	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.41135	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.20665	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.75060	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.84398	$15.77646	8,157
01/01/2014 to 12/31/2014	$15.77646	$17.22201	10,469
01/01/2015 to 12/31/2015	$17.22201	$16.23746	9,959
01/01/2016 to 12/31/2016	$16.23746	$18.28493	11,245
01/01/2017 to 04/28/2017	$18.28493	$18.98345	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.34702	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$33.11300	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99917	$9.73311	0
01/01/2014 to 12/31/2014	$9.73311	$10.12737	6,010
01/01/2015 to 12/31/2015	$10.12737	$10.01632	13,581
01/01/2016 to 12/31/2016	$10.01632	$10.36946	9,661
01/01/2017 to 04/28/2017	$10.36946	$10.60739	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.85863	$12.45165	41,727
01/01/2014 to 12/31/2014	$12.45165	$13.03213	73,791
01/01/2015 to 10/16/2015	$13.03213	$13.06785	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$11.23814	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.25229	$13.30399	73,749
01/01/2014 to 12/31/2014	$13.30399	$13.58951	65,032
01/01/2015 to 10/16/2015	$13.58951	$13.08941	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99917	$10.86531	5,822
01/01/2014 to 12/31/2014	$10.86531	$11.03188	19,006
01/01/2015 to 10/16/2015	$11.03188	$10.58519	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.73873	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$29.76189	$36.88656	145,284
01/01/2014 to 02/07/2014	$36.88656	$36.31293	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$27.22569	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.00140	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.32964	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$36.63264	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$13.81651	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$23.68528	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.51084	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$20.86688	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
AST International Value Portfolio
02/04/2013 to 12/31/2013	$19.42619	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$11.20419	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$23.89690	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$24.16241	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.28150	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.57970	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.98995	$18.52236	176,423
01/01/2014 to 12/31/2014	$18.52236	$19.50869	186,315
01/01/2015 to 12/31/2015	$19.50869	$19.20092	238,289
01/01/2016 to 12/31/2016	$19.20092	$19.50399	267,817
01/01/2017 to 12/31/2017	$19.50399	$19.95686	192,334
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$19.01236	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$10.30431	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.83898	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.37848	$10.06917	0
01/01/2014 to 12/31/2014	$10.06917	$10.48183	13,907
01/01/2015 to 10/16/2015	$10.48183	$10.50831	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$32.33787	$40.17491	109,479
01/01/2014 to 12/31/2014	$40.17491	$42.93095	105,092
01/01/2015 to 10/16/2015	$42.93095	$44.25350	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$41.80853	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.71158	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.48861	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.26999	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.62133	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.69992	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$16.11717	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.34887	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.54295	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$11.97598	$13.60900	87,038
01/01/2014 to 12/31/2014	$13.60900	$14.20486	124,620
01/01/2015 to 12/31/2015	$14.20486	$13.98649	198,077
01/01/2016 to 12/31/2016	$13.98649	$14.79098	246,808
01/01/2017 to 04/28/2017	$14.79098	$15.41886	0
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$19.65447	$21.79258	58,385
01/01/2014 to 12/31/2014	$21.79258	$22.22964	64,967
01/01/2015 to 10/16/2015	$22.22964	$21.73475	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$14.17427	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.20899	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$29.55460	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$29.70732	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$13.92370	$17.03305	99,497
01/01/2014 to 12/31/2014	$17.03305	$18.12190	123,842
01/01/2015 to 10/16/2015	$18.12190	$16.88889	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.50650	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$13.98959	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$53.03771	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$19.42718	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$17.30551	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$11.09857	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.35352	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$4.58168	$5.70131	91,130
01/01/2014 to 04/25/2014	$5.70131	$5.89006	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$22.31559	$24.38423	47,178
01/01/2014 to 04/25/2014	$24.38423	$23.91454	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.30512	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$19.50246	$25.20479	27,781
01/01/2014 to 12/31/2014	$25.20479	$29.86080	52,855
01/01/2015 to 12/31/2015	$29.86080	$30.49727	52,553
01/01/2016 to 12/31/2016	$30.49727	$26.73264	48,961
01/01/2017 to 12/31/2017	$26.73264	$30.65478	43,196
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.47541	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$6.79028	$8.20206	49,072
01/01/2014 to 12/31/2014	$8.20206	$9.01749	44,162
01/01/2015 to 12/31/2015	$9.01749	$9.53571	40,762
01/01/2016 to 12/31/2016	$9.53571	$9.36928	38,485
01/01/2017 to 12/31/2017	$9.36928	$12.53479	37,082
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$9.79305	$13.68166	63,092
01/01/2014 to 04/25/2014	$13.68166	$13.66079	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$19.14307	$18.62137	62,189
01/01/2014 to 12/31/2014	$18.62137	$17.35728	58,613
01/01/2015 to 12/31/2015	$17.35728	$14.37942	65,635
01/01/2016 to 08/05/2016	$14.37942	$15.81462	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$20.95279	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.30970	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$16.43137	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.64902	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$14.57266	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
ProFund VP Bull
02/04/2013 to 12/31/2013	$12.44474	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$15.35128	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$13.00497	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$10.13092	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
ProFund VP Financials
02/04/2013 to 12/31/2013	$7.11406	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
ProFund VP Health Care
02/04/2013 to 12/31/2013	$11.95512	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
ProFund VP Industrials
02/04/2013 to 12/31/2013	$14.70517	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788
ProFund VP Internet
02/04/2013 to 12/31/2013	$32.11444	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
ProFund VP Japan
02/04/2013 to 12/31/2013	$8.17721	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.83023	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.39399	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$16.68038	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$16.25713	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$7.81261	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$22.13899	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$10.75108	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$15.05634	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$22.29611	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.49715	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$6.52841	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.31900	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.40377	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.25574	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$17.25372	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$14.06240	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
ProFund VP Technology
02/04/2013 to 12/31/2013	$6.24835	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$6.43108	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$19.45689	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$7.59252	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$16.39064	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$1.77949	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$10.27673	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766
ProFund VP Utilities
02/04/2013 to 12/31/2013	$12.72177	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$13.63427	$15.58960	6,999
01/01/2014 to 12/31/2014	$15.58960	$14.55170	7,756
01/01/2015 to 12/31/2015	$14.55170	$14.89124	3,919
01/01/2016 to 12/31/2016	$14.89124	$14.21447	2,549
01/01/2017 to 12/31/2017	$14.21447	$19.11254	7,992
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$10.16055	$13.84665	64,094
01/01/2014 to 04/25/2014	$13.84665	$13.68807	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$9.61810	$12.45984	182,335
01/01/2014 to 04/25/2014	$12.45984	$12.40691	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$11.19217	$13.67313	49,971
01/01/2014 to 04/25/2014	$13.67313	$13.48957	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$10.03462	$12.25341	26,719
01/01/2014 to 04/25/2014	$12.25341	$12.69551	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$3.10426	$3.88216	190,247
01/01/2014 to 04/25/2014	$3.88216	$4.15381	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.11638	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$21.69033	$26.43548	3,404
01/01/2014 to 12/31/2014	$26.43548	$28.86971	3,181
01/01/2015 to 12/31/2015	$28.86971	$28.43125	4,818
01/01/2016 to 04/29/2016	$28.43125	$28.52735	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$16.68016	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$13.03699	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.95163	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$16.10442	$18.06896	552
01/01/2014 to 12/31/2014	$18.06896	$18.97129	546
01/01/2015 to 12/31/2015	$18.97129	$18.92286	1,596
01/01/2016 to 12/31/2016	$18.92286	$20.05511	91,671
01/01/2017 to 12/31/2017	$20.05511	$23.20404	423,370
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.68566	0
01/01/2014 to 12/31/2014	$11.68566	$13.08569	0
01/01/2015 to 12/31/2015	$13.08569	$13.17187	0
01/01/2016 to 12/31/2016	$13.17187	$14.42873	0
01/01/2017 to 12/31/2017	$14.42873	$17.43787	653
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.04383	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.36830	$11.17856	0
01/01/2014 to 12/31/2014	$11.17856	$11.60263	0
01/01/2015 to 12/31/2015	$11.60263	$11.13642	0
01/01/2016 to 12/31/2016	$11.13642	$11.78661	1,664
01/01/2017 to 12/31/2017	$11.78661	$13.13398	23,694
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99913	$10.54381	0
01/01/2014 to 12/31/2014	$10.54381	$10.80636	0
01/01/2015 to 12/31/2015	$10.80636	$10.72210	0
01/01/2016 to 12/31/2016	$10.72210	$11.28311	983
01/01/2017 to 04/28/2017	$11.28311	$11.70804	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$11.34192	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$13.06468	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.82315	$15.74378	0
01/01/2014 to 12/31/2014	$15.74378	$17.17785	0
01/01/2015 to 12/31/2015	$17.17785	$16.18762	0
01/01/2016 to 12/31/2016	$16.18762	$18.21961	0
01/01/2017 to 04/28/2017	$18.21961	$18.91251	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.62185	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99913	$11.72378	0
01/01/2014 to 12/31/2014	$11.72378	$13.17952	854
01/01/2015 to 12/31/2015	$13.17952	$12.57543	0
01/01/2016 to 12/31/2016	$12.57543	$14.29684	4,614
01/01/2017 to 12/31/2017	$14.29684	$16.75060	20,348
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$23.32174	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99913	$9.72968	0
01/01/2014 to 12/31/2014	$9.72968	$10.11879	0
01/01/2015 to 12/31/2015	$10.11879	$10.00282	0
01/01/2016 to 12/31/2016	$10.00282	$10.35025	0
01/01/2017 to 04/28/2017	$10.35025	$10.58606	0
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.09637	$17.30319	2,760
01/01/2014 to 12/31/2014	$17.30319	$18.10065	1,119
01/01/2015 to 10/16/2015	$18.10065	$18.14303	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$15.28529	$16.97657	1,284
01/01/2014 to 12/31/2014	$16.97657	$17.32775	358
01/01/2015 to 12/31/2015	$17.32775	$17.31566	354
01/01/2016 to 12/31/2016	$17.31566	$17.86294	51,719
01/01/2017 to 12/31/2017	$17.86294	$20.58738	253,602
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.24777	$13.29260	3,809
01/01/2014 to 12/31/2014	$13.29260	$13.57103	2,675
01/01/2015 to 10/16/2015	$13.57103	$13.06634	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99913	$10.86154	2,756
01/01/2014 to 12/31/2014	$10.86154	$11.02257	1,513
01/01/2015 to 10/16/2015	$11.02257	$10.57213	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$20.05265	$20.31631	110
01/01/2014 to 12/31/2014	$20.31631	$22.90195	109
01/01/2015 to 12/31/2015	$22.90195	$22.64119	107
01/01/2016 to 12/31/2016	$22.64119	$22.60430	121
01/01/2017 to 12/31/2017	$22.60430	$24.80253	3,414

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$16.46637	$20.39886	235
01/01/2014 to 02/07/2014	$20.39886	$20.08057	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.12005	$20.08038	0
01/01/2014 to 12/31/2014	$20.08038	$22.47894	1,261
01/01/2015 to 12/31/2015	$22.47894	$21.21510	239
01/01/2016 to 12/31/2016	$21.21510	$23.41553	8,429
01/01/2017 to 12/31/2017	$23.41553	$25.42854	56,519
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$19.18037	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$14.48004	$15.37361	17,032
01/01/2014 to 12/31/2014	$15.37361	$15.82692	17,032
01/01/2015 to 12/31/2015	$15.82692	$15.51837	17,032
01/01/2016 to 12/31/2016	$15.51837	$16.16280	35,513
01/01/2017 to 12/31/2017	$16.16280	$17.95803	311,850
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.54183	$25.40052	0
01/01/2014 to 12/31/2014	$25.40052	$26.94297	0
01/01/2015 to 12/31/2015	$26.94297	$25.19536	0
01/01/2016 to 12/31/2016	$25.19536	$30.99252	4,637
01/01/2017 to 12/31/2017	$30.99252	$34.40562	17,555
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$9.62163	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$16.47839	$17.26838	2,002
01/01/2014 to 12/31/2014	$17.26838	$17.52422	0
01/01/2015 to 12/31/2015	$17.52422	$16.72234	0
01/01/2016 to 12/31/2016	$16.72234	$19.09458	1,788
01/01/2017 to 12/31/2017	$19.09458	$20.30615	11,940
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.55777	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$15.97930	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
02/04/2013 to 12/31/2013	$14.93498	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$14.29971	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$15.72660	$17.67205	4,288
01/01/2014 to 12/31/2014	$17.67205	$18.59947	3,407
01/01/2015 to 12/31/2015	$18.59947	$18.21145	2,503
01/01/2016 to 12/31/2016	$18.21145	$18.96069	34,979
01/01/2017 to 12/31/2017	$18.96069	$21.94327	170,772
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$16.03119	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$13.75433	$14.89351	2,821
01/01/2014 to 12/31/2014	$14.89351	$15.54001	2,797
01/01/2015 to 12/31/2015	$15.54001	$15.34868	2,681
01/01/2016 to 12/31/2016	$15.34868	$15.77068	100,016
01/01/2017 to 12/31/2017	$15.77068	$17.50033	270,274
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.25982	$17.39383	279
01/01/2014 to 12/31/2014	$17.39383	$18.84703	539
01/01/2015 to 12/31/2015	$18.84703	$20.63232	245
01/01/2016 to 12/31/2016	$20.63232	$20.11712	261
01/01/2017 to 12/31/2017	$20.11712	$27.03871	6,051
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.27296	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$15.52037	$15.13128	0
01/01/2014 to 12/31/2014	$15.13128	$15.92897	0
01/01/2015 to 12/31/2015	$15.92897	$15.66974	245
01/01/2016 to 12/31/2016	$15.66974	$15.90894	5,582
01/01/2017 to 12/31/2017	$15.90894	$16.27015	47,644
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$18.29475	$21.99803	0
01/01/2014 to 12/31/2014	$21.99803	$22.55730	0
01/01/2015 to 12/31/2015	$22.55730	$21.99347	0
01/01/2016 to 12/31/2016	$21.99347	$23.31070	1,675
01/01/2017 to 12/31/2017	$23.31070	$28.56547	39,400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$16.24187	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.83641	$13.60179	0
01/01/2014 to 12/31/2014	$13.60179	$14.83413	0
01/01/2015 to 12/31/2015	$14.83413	$14.57218	0
01/01/2016 to 12/31/2016	$14.57218	$16.35820	458
01/01/2017 to 12/31/2017	$16.35820	$18.99352	1,739
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.37189	$10.05841	0
01/01/2014 to 12/31/2014	$10.05841	$10.46542	0
01/01/2015 to 10/16/2015	$10.46542	$10.48774	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.74176	$23.27306	208
01/01/2014 to 12/31/2014	$23.27306	$24.85703	204
01/01/2015 to 10/16/2015	$24.85703	$25.61254	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$20.19298	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.70735	$12.19756	2,366
01/01/2014 to 12/31/2014	$12.19756	$12.68964	394
01/01/2015 to 12/31/2015	$12.68964	$12.40062	779
01/01/2016 to 12/31/2016	$12.40062	$12.80102	11,684
01/01/2017 to 12/31/2017	$12.80102	$14.75599	56,638
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$16.92929	$16.45656	680
01/01/2014 to 12/31/2014	$16.45656	$15.52124	1,089
01/01/2015 to 12/31/2015	$15.52124	$12.78938	1,287
01/01/2016 to 12/31/2016	$12.78938	$14.21965	2,776
01/01/2017 to 12/31/2017	$14.21965	$17.78212	25,227
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.15141	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.61433	$10.32774	0
01/01/2014 to 12/31/2014	$10.32774	$10.83862	0
01/01/2015 to 12/31/2015	$10.83862	$10.69607	359
01/01/2016 to 12/31/2016	$10.69607	$11.02941	0
01/01/2017 to 12/31/2017	$11.02941	$11.53279	29,821
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$15.37163	$17.30987	5,263
01/01/2014 to 12/31/2014	$17.30987	$18.70350	5,218
01/01/2015 to 12/31/2015	$18.70350	$18.39372	6,991
01/01/2016 to 12/31/2016	$18.39372	$20.03813	296,059
01/01/2017 to 12/31/2017	$20.03813	$23.01983	1,637,367

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.72528	0
01/01/2014 to 12/31/2014	$11.72528	$13.37049	0
01/01/2015 to 12/31/2015	$13.37049	$13.43427	0
01/01/2016 to 12/31/2016	$13.43427	$14.73645	0
01/01/2017 to 12/31/2017	$14.73645	$17.70431	0
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$18.63570	$23.15073	820
01/01/2014 to 12/31/2014	$23.15073	$26.85079	1,515
01/01/2015 to 12/31/2015	$26.85079	$27.38696	650
01/01/2016 to 12/31/2016	$27.38696	$31.12312	789
01/01/2017 to 12/31/2017	$31.12312	$37.64955	8,278
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.33953	$12.11849	0
01/01/2014 to 12/31/2014	$12.11849	$12.77082	0
01/01/2015 to 12/31/2015	$12.77082	$12.65578	0
01/01/2016 to 12/31/2016	$12.65578	$13.31485	0
01/01/2017 to 12/31/2017	$13.31485	$15.57190	0
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$14.37495	$15.70186	0
01/01/2014 to 12/31/2014	$15.70186	$16.33552	0
01/01/2015 to 12/31/2015	$16.33552	$16.13718	0
01/01/2016 to 12/31/2016	$16.13718	$16.73681	59,846
01/01/2017 to 12/31/2017	$16.73681	$19.24980	376,286
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$16.02083	$18.19704	4,865
01/01/2014 to 12/31/2014	$18.19704	$18.98420	1,215
01/01/2015 to 12/31/2015	$18.98420	$18.68299	1,946
01/01/2016 to 12/31/2016	$18.68299	$19.74769	165,111
01/01/2017 to 04/28/2017	$19.74769	$20.58262	0
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$14.81741	$16.42169	960
01/01/2014 to 12/31/2014	$16.42169	$16.74261	952
01/01/2015 to 10/16/2015	$16.74261	$16.36333	0
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$18.66104	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.68909	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.76717	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.69046	$17.68455	7,254
01/01/2014 to 12/31/2014	$17.68455	$18.52776	7,800
01/01/2015 to 12/31/2015	$18.52776	$18.34096	9,933
01/01/2016 to 12/31/2016	$18.34096	$19.51782	398,066
01/01/2017 to 12/31/2017	$19.51782	$22.28900	1,144,039
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$17.25446	$21.09788	0
01/01/2014 to 12/31/2014	$21.09788	$22.43531	0
01/01/2015 to 10/16/2015	$22.43531	$20.90060	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.94907	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$16.71838	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$14.84218	$16.26870	371
01/01/2014 to 12/31/2014	$16.26870	$14.75206	424
01/01/2015 to 12/31/2015	$14.75206	$11.78685	479
01/01/2016 to 12/31/2016	$11.78685	$14.53425	8,399
01/01/2017 to 12/31/2017	$14.53425	$15.86423	46,366
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$12.40483	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.36282	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$15.78899	$18.24052	13,393
01/01/2014 to 12/31/2014	$18.24052	$19.04250	8,779
01/01/2015 to 12/31/2015	$19.04250	$18.72335	8,599
01/01/2016 to 12/31/2016	$18.72335	$19.73596	24,932
01/01/2017 to 12/31/2017	$19.73596	$22.18391	74,358
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.89901	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$16.29722	$20.27059	0
01/01/2014 to 04/25/2014	$20.27059	$20.93833	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$18.63648	$20.35473	0
01/01/2014 to 04/25/2014	$20.35473	$19.95947	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.29503	$13.95136	0
01/01/2014 to 12/31/2014	$13.95136	$15.57569	0
01/01/2015 to 12/31/2015	$15.57569	$15.73067	0
01/01/2016 to 12/31/2016	$15.73067	$17.87164	393
01/01/2017 to 12/31/2017	$17.87164	$19.20086	3,923
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$17.72396	$22.89584	0
01/01/2014 to 12/31/2014	$22.89584	$27.11156	0
01/01/2015 to 12/31/2015	$27.11156	$27.67548	0
01/01/2016 to 12/31/2016	$27.67548	$24.24694	283
01/01/2017 to 12/31/2017	$24.24694	$27.79034	69
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.47124	$13.29509	0
01/01/2014 to 12/31/2014	$13.29509	$14.21281	0
01/01/2015 to 12/31/2015	$14.21281	$14.23323	0
01/01/2016 to 12/31/2016	$14.23323	$14.19066	0
01/01/2017 to 12/31/2017	$14.19066	$17.20035	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$15.16561	$14.74550	0
01/01/2014 to 12/31/2014	$14.74550	$13.73760	0
01/01/2015 to 12/31/2015	$13.73760	$11.37505	0
01/01/2016 to 08/05/2016	$11.37505	$12.50660	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12663	$9.75338	0
01/01/2017 to 12/31/2017	$9.75338	$13.61729	1,070
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$13.29954	$14.93406	0
01/01/2014 to 12/31/2014	$14.93406	$14.54550	0
01/01/2015 to 12/31/2015	$14.54550	$13.04288	0
01/01/2016 to 12/31/2016	$13.04288	$12.98888	0
01/01/2017 to 12/31/2017	$12.98888	$17.07845	0
ProFund VP Banks
02/04/2013 to 12/31/2013	$13.52243	$17.06443	0
01/01/2014 to 12/31/2014	$17.06443	$18.63734	0
01/01/2015 to 12/31/2015	$18.63734	$18.36190	0
01/01/2016 to 12/31/2016	$18.36190	$22.39021	0
01/01/2017 to 12/31/2017	$22.39021	$26.12567	0
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$16.86313	$19.28417	0
01/01/2014 to 12/31/2014	$19.28417	$19.40347	0
01/01/2015 to 12/31/2015	$19.40347	$16.52664	0
01/01/2016 to 12/31/2016	$16.52664	$19.37749	0
01/01/2017 to 12/31/2017	$19.37749	$23.57656	0
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.23474	$3.24653	0
01/01/2014 to 12/31/2014	$3.24653	$2.75476	0
01/01/2015 to 12/31/2015	$2.75476	$2.59161	0
01/01/2016 to 12/31/2016	$2.59161	$2.22971	0
01/01/2017 to 12/31/2017	$2.22971	$1.80986	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
02/04/2013 to 12/31/2013	$16.59331	$20.34753	0
01/01/2014 to 12/31/2014	$20.34753	$22.44292	0
01/01/2015 to 12/31/2015	$22.44292	$22.10551	0
01/01/2016 to 12/31/2016	$22.10551	$23.98712	0
01/01/2017 to 12/31/2017	$23.98712	$28.32699	0
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$17.98393	$21.68730	0
01/01/2014 to 12/31/2014	$21.68730	$23.65437	0
01/01/2015 to 12/31/2015	$23.65437	$24.38056	0
01/01/2016 to 12/31/2016	$24.38056	$24.97995	0
01/01/2017 to 12/31/2017	$24.97995	$28.43964	0
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$19.77275	$25.98192	0
01/01/2014 to 12/31/2014	$25.98192	$28.91268	0
01/01/2015 to 12/31/2015	$28.91268	$29.95074	0
01/01/2016 to 12/31/2016	$29.95074	$30.87737	0
01/01/2017 to 12/31/2017	$30.87737	$36.16607	0
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$14.92946	$17.46143	0
01/01/2014 to 12/31/2014	$17.46143	$15.78402	0
01/01/2015 to 12/31/2015	$15.78402	$13.91937	0
01/01/2016 to 12/31/2016	$13.91937	$14.84920	0
01/01/2017 to 12/31/2017	$14.84920	$17.59001	0
ProFund VP Financials
02/04/2013 to 12/31/2013	$15.86675	$19.57912	0
01/01/2014 to 12/31/2014	$19.57912	$21.87597	0
01/01/2015 to 12/31/2015	$21.87597	$21.32271	0
01/01/2016 to 12/31/2016	$21.32271	$24.33172	0
01/01/2017 to 12/31/2017	$24.33172	$28.45630	0
ProFund VP Health Care
02/04/2013 to 12/31/2013	$17.73766	$22.93545	0
01/01/2014 to 12/31/2014	$22.93545	$28.07299	1,404
01/01/2015 to 12/31/2015	$28.07299	$29.17354	2,937
01/01/2016 to 12/31/2016	$29.17354	$27.69802	2,205
01/01/2017 to 12/31/2017	$27.69802	$33.14100	2,540
ProFund VP Industrials
02/04/2013 to 12/31/2013	$18.55852	$23.99663	0
01/01/2014 to 12/31/2014	$23.99663	$25.06898	0
01/01/2015 to 12/31/2015	$25.06898	$23.95731	0
01/01/2016 to 12/31/2016	$23.95731	$27.86588	0
01/01/2017 to 12/31/2017	$27.86588	$33.75011	0
ProFund VP Japan
02/04/2013 to 12/31/2013	$10.95413	$15.22419	0
01/01/2014 to 12/31/2014	$15.22419	$15.55025	0
01/01/2015 to 12/31/2015	$15.55025	$16.28074	0
01/01/2016 to 12/31/2016	$16.28074	$16.17674	0
01/01/2017 to 12/31/2017	$16.17674	$18.96097	0
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$16.76983	$20.98293	118
01/01/2014 to 12/31/2014	$20.98293	$23.44671	353
01/01/2015 to 12/31/2015	$23.44671	$24.07211	102
01/01/2016 to 12/31/2016	$24.07211	$25.01449	102
01/01/2017 to 12/31/2017	$25.01449	$31.01283	94

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$16.93055	$20.48367	0
01/01/2014 to 12/31/2014	$20.48367	$22.39165	0
01/01/2015 to 12/31/2015	$22.39165	$21.10740	0
01/01/2016 to 12/31/2016	$21.10740	$24.10923	0
01/01/2017 to 12/31/2017	$24.10923	$27.06168	0
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$18.96160	$22.96296	0
01/01/2014 to 12/31/2014	$22.96296	$24.06053	0
01/01/2015 to 12/31/2015	$24.06053	$23.87540	0
01/01/2016 to 12/31/2016	$23.87540	$26.66718	0
01/01/2017 to 12/31/2017	$26.66718	$31.21848	0
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$17.95893	$21.97304	0
01/01/2014 to 12/31/2014	$21.97304	$23.95681	0
01/01/2015 to 12/31/2015	$23.95681	$21.75566	0
01/01/2016 to 12/31/2016	$21.75566	$26.76758	0
01/01/2017 to 12/31/2017	$26.76758	$29.29694	0
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$18.07256	$23.58945	0
01/01/2014 to 12/31/2014	$23.58945	$27.31117	0
01/01/2015 to 12/31/2015	$27.31117	$29.03896	0
01/01/2016 to 12/31/2016	$29.03896	$30.24506	0
01/01/2017 to 12/31/2017	$30.24506	$39.01800	0
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$15.56756	$17.70757	0
01/01/2014 to 12/31/2014	$17.70757	$15.61748	0
01/01/2015 to 12/31/2015	$15.61748	$11.84161	0
01/01/2016 to 12/31/2016	$11.84161	$14.55144	0
01/01/2017 to 12/31/2017	$14.55144	$13.94196	0
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$17.73727	$21.71040	0
01/01/2014 to 12/31/2014	$21.71040	$25.64148	0
01/01/2015 to 12/31/2015	$25.64148	$26.49965	0
01/01/2016 to 12/31/2016	$26.49965	$25.24309	0
01/01/2017 to 12/31/2017	$25.24309	$27.56598	0
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$11.68143	$7.52088	0
01/01/2014 to 12/31/2014	$7.52088	$5.66578	0
01/01/2015 to 12/31/2015	$5.66578	$3.76452	0
01/01/2016 to 12/31/2016	$3.76452	$5.80430	0
01/01/2017 to 12/31/2017	$5.80430	$6.04667	0
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$21.80003	$20.74601	0
01/01/2014 to 12/31/2014	$20.74601	$25.66374	0
01/01/2015 to 12/31/2015	$25.66374	$25.47654	97
01/01/2016 to 12/31/2016	$25.47654	$26.65275	95
01/01/2017 to 12/31/2017	$26.65275	$28.49657	101
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$5.07882	$5.61802	0
01/01/2014 to 12/31/2014	$5.61802	$3.87685	0
01/01/2015 to 12/31/2015	$3.87685	$3.77520	0
01/01/2016 to 12/31/2016	$3.77520	$3.54287	0
01/01/2017 to 12/31/2017	$3.54287	$3.08838	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$3.86714	$2.77272	0
01/01/2014 to 12/31/2014	$2.77272	$2.21185	0
01/01/2015 to 12/31/2015	$2.21185	$1.90311	0
01/01/2016 to 12/31/2016	$1.90311	$1.69374	0
01/01/2017 to 12/31/2017	$1.69374	$1.25284	0
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$18.61107	$24.43340	0
01/01/2014 to 12/31/2014	$24.43340	$24.70225	0
01/01/2015 to 12/31/2015	$24.70225	$24.72959	0
01/01/2016 to 12/31/2016	$24.72959	$29.42179	0
01/01/2017 to 12/31/2017	$29.42179	$32.88928	0
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$17.27176	$22.42482	0
01/01/2014 to 12/31/2014	$22.42482	$23.47944	0
01/01/2015 to 12/31/2015	$23.47944	$21.30964	0
01/01/2016 to 12/31/2016	$21.30964	$27.15416	0
01/01/2017 to 12/31/2017	$27.15416	$29.47915	0
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$15.40523	$16.37491	0
01/01/2014 to 12/31/2014	$16.37491	$16.29469	0
01/01/2015 to 12/31/2015	$16.29469	$16.36896	0
01/01/2016 to 12/31/2016	$16.36896	$19.70519	0
01/01/2017 to 12/31/2017	$19.70519	$19.08484	0
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$13.21257	$11.09759	0
01/01/2014 to 12/31/2014	$11.09759	$14.97728	77
01/01/2015 to 12/31/2015	$14.97728	$13.98408	76
01/01/2016 to 12/31/2016	$13.98408	$13.79512	94
01/01/2017 to 12/31/2017	$13.79512	$14.94570	0
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$30.53114	$45.21053	0
01/01/2014 to 12/31/2014	$45.21053	$51.59955	0
01/01/2015 to 12/31/2015	$51.59955	$46.38661	0
01/01/2016 to 12/31/2016	$46.38661	$63.30237	0
01/01/2017 to 12/31/2017	$63.30237	$80.71627	0
ProFund VP Utilities
02/04/2013 to 12/31/2013	$15.56333	$16.71342	0
01/01/2014 to 12/31/2014	$16.71342	$20.81876	1,103
01/01/2015 to 12/31/2015	$20.81876	$19.28112	0
01/01/2016 to 12/31/2016	$19.28112	$21.95545	0
01/01/2017 to 12/31/2017	$21.95545	$24.03706	0
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$15.98255	$18.26639	0
01/01/2014 to 12/31/2014	$18.26639	$17.04169	0
01/01/2015 to 12/31/2015	$17.04169	$17.43053	0
01/01/2016 to 12/31/2016	$17.43053	$16.63001	0
01/01/2017 to 12/31/2017	$16.63001	$22.34918	0
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$17.15392	$23.36648	0
01/01/2014 to 04/25/2014	$23.36648	$23.09518	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$16.49224	$21.35522	0
01/01/2014 to 04/25/2014	$21.35522	$21.26107	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$19.16080	$23.39751	0
01/01/2014 to 04/25/2014	$23.39751	$23.07964	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$18.13472	$22.13456	0
01/01/2014 to 04/25/2014	$22.13456	$22.92950	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.79988	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$16.86697	$20.54747	0
01/01/2014 to 12/31/2014	$20.54747	$22.42813	0
01/01/2015 to 12/31/2015	$22.42813	$22.07630	0
01/01/2016 to 04/29/2016	$22.07630	$22.14722	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.80520	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$13.02006	$18.52844	0
01/01/2014 to 12/31/2014	$18.52844	$18.02701	0
01/01/2015 to 12/31/2015	$18.02701	$17.36775	0
01/01/2016 to 12/31/2016	$17.36775	$18.57854	196
01/01/2017 to 12/31/2017	$18.57854	$23.18932	565
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$17.32719	$18.63781	0
01/01/2014 to 12/31/2014	$18.63781	$18.85444	0
01/01/2015 to 12/31/2015	$18.85444	$18.66634	0
01/01/2016 to 12/31/2016	$18.66634	$20.11312	0
01/01/2017 to 12/31/2017	$20.11312	$20.83563	0
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.99527	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$12.87910	$14.43699	646,076
01/01/2014 to 12/31/2014	$14.43699	$15.14267	672,879
01/01/2015 to 12/31/2015	$15.14267	$15.08868	690,761
01/01/2016 to 12/31/2016	$15.08868	$15.97547	1,064,692
01/01/2017 to 12/31/2017	$15.97547	$18.46528	1,303,181
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.67760	4,797
01/01/2014 to 12/31/2014	$11.67760	$13.06342	2,877
01/01/2015 to 12/31/2015	$13.06342	$13.13622	5,681
01/01/2016 to 12/31/2016	$13.13622	$14.37526	8,213
01/01/2017 to 12/31/2017	$14.37526	$17.35583	4,900
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.55798	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.34988	$11.14856	46,603
01/01/2014 to 12/31/2014	$11.14856	$11.55977	59,052
01/01/2015 to 12/31/2015	$11.55977	$11.08404	87,149
01/01/2016 to 12/31/2016	$11.08404	$11.71944	101,895
01/01/2017 to 12/31/2017	$11.71944	$13.04607	101,698
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99905	$10.53657	1,989
01/01/2014 to 12/31/2014	$10.53657	$10.78809	10,539
01/01/2015 to 12/31/2015	$10.78809	$10.69309	29,229
01/01/2016 to 12/31/2016	$10.69309	$11.24125	39,503
01/01/2017 to 04/28/2017	$11.24125	$11.66077	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$13.19996	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$15.92948	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.44930	$11.30411	0
01/01/2014 to 12/31/2014	$11.30411	$11.22551	0
01/01/2015 to 12/31/2015	$11.22551	$11.07097	0
01/01/2016 to 12/31/2016	$11.07097	$10.99426	0
01/01/2017 to 01/03/2017	$10.99426	$10.98984	0
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.82656	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.78136	$15.67803	15,537
01/01/2014 to 12/31/2014	$15.67803	$17.08873	15,800
01/01/2015 to 12/31/2015	$17.08873	$16.08730	18,669
01/01/2016 to 12/31/2016	$16.08730	$18.08842	32,774
01/01/2017 to 04/28/2017	$18.08842	$18.77020	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.21328	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99905	$11.71377	11,466
01/01/2014 to 12/31/2014	$11.71377	$13.15494	39,712
01/01/2015 to 12/31/2015	$13.15494	$12.53932	46,834
01/01/2016 to 12/31/2016	$12.53932	$14.24157	80,233
01/01/2017 to 12/31/2017	$14.24157	$16.66899	138,597
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$30.96965	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99905	$9.72293	0
01/01/2014 to 12/31/2014	$9.72293	$10.10145	5,612
01/01/2015 to 12/31/2015	$10.10145	$9.97559	42,465
01/01/2016 to 12/31/2016	$9.97559	$10.31160	23,285
01/01/2017 to 04/28/2017	$10.31160	$10.54301	0
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.77320	$12.33682	415,075
01/01/2014 to 12/31/2014	$12.33682	$12.89233	414,440
01/01/2015 to 10/16/2015	$12.89233	$12.91224	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$11.12116	$12.34038	750,114
01/01/2014 to 12/31/2014	$12.34038	$12.58286	739,676
01/01/2015 to 12/31/2015	$12.58286	$12.56144	700,907
01/01/2016 to 12/31/2016	$12.56144	$12.94533	771,045
01/01/2017 to 12/31/2017	$12.94533	$14.90464	1,030,420
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.23902	$13.26998	1,198,820
01/01/2014 to 12/31/2014	$13.26998	$13.53420	1,000,015
01/01/2015 to 10/16/2015	$13.53420	$13.02050	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99905	$10.85405	47,511
01/01/2014 to 12/31/2014	$10.85405	$11.00379	69,541
01/01/2015 to 10/16/2015	$11.00379	$10.54553	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.65797	$11.80048	20,604
01/01/2014 to 12/31/2014	$11.80048	$13.28890	23,715
01/01/2015 to 12/31/2015	$13.28890	$13.12436	23,748
01/01/2016 to 12/31/2016	$13.12436	$13.08979	20,765
01/01/2017 to 12/31/2017	$13.08979	$14.34821	23,747
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$16.64898	$20.60630	29,937
01/01/2014 to 02/07/2014	$20.60630	$20.28263	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$15.93003	$19.82558	182,543
01/01/2014 to 12/31/2014	$19.82558	$22.17124	239,027
01/01/2015 to 12/31/2015	$22.17124	$20.90361	556,642
01/01/2016 to 12/31/2016	$20.90361	$23.04852	511,589
01/01/2017 to 12/31/2017	$23.04852	$25.00482	514,826
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.28986	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.24044	$11.92323	696,614
01/01/2014 to 12/31/2014	$11.92323	$12.26241	670,322
01/01/2015 to 12/31/2015	$12.26241	$12.01113	638,328
01/01/2016 to 12/31/2016	$12.01113	$12.49725	629,938
01/01/2017 to 12/31/2017	$12.49725	$13.87142	761,629
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$26.03000	$33.80306	33,279
01/01/2014 to 12/31/2014	$33.80306	$35.81955	34,985
01/01/2015 to 12/31/2015	$35.81955	$33.46228	35,455
01/01/2016 to 12/31/2016	$33.46228	$41.12014	34,265
01/01/2017 to 12/31/2017	$41.12014	$45.60262	49,429
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.46085	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$19.24801	$20.15241	48,884
01/01/2014 to 12/31/2014	$20.15241	$20.43015	64,482
01/01/2015 to 12/31/2015	$20.43015	$19.47561	78,322
01/01/2016 to 12/31/2016	$19.47561	$22.21607	90,375
01/01/2017 to 12/31/2017	$22.21607	$23.60195	95,662
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$13.92500	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$19.66225	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
AST International Value Portfolio
02/04/2013 to 12/31/2013	$20.62156	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.48543	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$11.11622	$12.48000	712,642
01/01/2014 to 12/31/2014	$12.48000	$13.12163	651,318
01/01/2015 to 12/31/2015	$13.12163	$12.83493	567,748
01/01/2016 to 12/31/2016	$12.83493	$13.34948	549,428
01/01/2017 to 12/31/2017	$13.34948	$15.43384	598,524
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$19.50161	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$17.30984	$18.72635	216,556
01/01/2014 to 12/31/2014	$18.72635	$19.51967	214,800
01/01/2015 to 12/31/2015	$19.51967	$19.26002	238,103
01/01/2016 to 12/31/2016	$19.26002	$19.76969	298,974
01/01/2017 to 12/31/2017	$19.76969	$21.91581	424,497
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.21672	$17.32156	96,833
01/01/2014 to 12/31/2014	$17.32156	$18.74970	86,659
01/01/2015 to 12/31/2015	$18.74970	$20.50502	58,058
01/01/2016 to 12/31/2016	$20.50502	$19.97282	64,924
01/01/2017 to 12/31/2017	$19.97282	$26.81763	73,693

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.32996	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.64426	$18.16014	123,101
01/01/2014 to 12/31/2014	$18.16014	$19.09815	137,193
01/01/2015 to 12/31/2015	$19.09815	$18.76834	251,144
01/01/2016 to 12/31/2016	$18.76834	$19.03570	297,870
01/01/2017 to 12/31/2017	$19.03570	$19.44828	334,790
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$23.59198	$28.34159	41,487
01/01/2014 to 12/31/2014	$28.34159	$29.03280	43,931
01/01/2015 to 12/31/2015	$29.03280	$28.27838	61,199
01/01/2016 to 12/31/2016	$28.27838	$29.94182	73,918
01/01/2017 to 12/31/2017	$29.94182	$36.65447	107,585
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$16.71505	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.83140	$13.58304	659
01/01/2014 to 12/31/2014	$13.58304	$14.79866	7,626
01/01/2015 to 12/31/2015	$14.79866	$14.52268	15,094
01/01/2016 to 12/31/2016	$14.52268	$16.28626	24,534
01/01/2017 to 12/31/2017	$16.28626	$18.89098	115,187
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.35863	$10.03630	3,149
01/01/2014 to 12/31/2014	$10.03630	$10.43187	4,646
01/01/2015 to 10/16/2015	$10.43187	$10.44566	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$23.29186	$28.89691	36,981
01/01/2014 to 12/31/2014	$28.89691	$30.83248	48,325
01/01/2015 to 10/16/2015	$30.83248	$31.74418	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.37039	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.69905	$12.17693	99,126
01/01/2014 to 12/31/2014	$12.17693	$12.65540	83,665
01/01/2015 to 12/31/2015	$12.65540	$12.35457	86,979
01/01/2016 to 12/31/2016	$12.35457	$12.74052	98,239
01/01/2017 to 12/31/2017	$12.74052	$14.67137	109,246
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.41659	$10.11647	175,990
01/01/2014 to 12/31/2014	$10.11647	$9.53185	171,468
01/01/2015 to 12/31/2015	$9.53185	$7.84621	170,531
01/01/2016 to 12/31/2016	$7.84621	$8.71492	127,647
01/01/2017 to 12/31/2017	$8.71492	$10.88736	191,547

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.12659	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.60081	$10.30506	13,958
01/01/2014 to 12/31/2014	$10.30506	$10.80394	19,583
01/01/2015 to 12/31/2015	$10.80394	$10.65105	132,662
01/01/2016 to 12/31/2016	$10.65105	$10.97189	149,375
01/01/2017 to 12/31/2017	$10.97189	$11.46115	169,950
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.58859	$11.91281	1,452,243
01/01/2014 to 12/31/2014	$11.91281	$12.85892	1,435,017
01/01/2015 to 12/31/2015	$12.85892	$12.63327	2,251,001
01/01/2016 to 12/31/2016	$12.63327	$13.74886	2,352,964
01/01/2017 to 12/31/2017	$13.74886	$15.77877	4,694,811
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.71727	0
01/01/2014 to 12/31/2014	$11.71727	$13.34785	0
01/01/2015 to 12/31/2015	$13.34785	$13.39792	1,097
01/01/2016 to 12/31/2016	$13.39792	$14.68189	3,952
01/01/2017 to 12/31/2017	$14.68189	$17.62100	932
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$16.22890	$20.14235	76,396
01/01/2014 to 12/31/2014	$20.14235	$23.33800	105,836
01/01/2015 to 12/31/2015	$23.33800	$23.77992	103,351
01/01/2016 to 12/31/2016	$23.77992	$26.99669	98,814
01/01/2017 to 12/31/2017	$26.99669	$32.62494	96,165
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.32106	$12.08574	33,710
01/01/2014 to 12/31/2014	$12.08574	$12.72333	39
01/01/2015 to 12/31/2015	$12.72333	$12.59596	24,806
01/01/2016 to 12/31/2016	$12.59596	$13.23853	35,587
01/01/2017 to 12/31/2017	$13.23853	$15.46703	92,538
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.45981	$11.41491	850,564
01/01/2014 to 12/31/2014	$11.41491	$11.86367	816,461
01/01/2015 to 12/31/2015	$11.86367	$11.70779	871,126
01/01/2016 to 12/31/2016	$11.70779	$12.13063	816,413
01/01/2017 to 12/31/2017	$12.13063	$13.93806	825,115
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$11.88125	$13.48274	1,202,425
01/01/2014 to 12/31/2014	$13.48274	$14.05169	1,146,395
01/01/2015 to 12/31/2015	$14.05169	$13.81479	1,955,173
01/01/2016 to 12/31/2016	$13.81479	$14.58728	2,005,793
01/01/2017 to 04/28/2017	$14.58728	$15.19907	0
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$15.69147	$17.37450	757,780
01/01/2014 to 12/31/2014	$17.37450	$17.69617	728,070
01/01/2015 to 10/16/2015	$17.69617	$17.28136	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$27.53482	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$19.65173	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.78354	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$18.66265	$21.01532	1,276,857
01/01/2014 to 12/31/2014	$21.01532	$21.99507	1,236,928
01/01/2015 to 12/31/2015	$21.99507	$21.75133	1,537,320
01/01/2016 to 12/31/2016	$21.75133	$23.12371	1,555,690
01/01/2017 to 12/31/2017	$23.12371	$26.38027	1,430,507
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$15.99323	$19.53791	114,432
01/01/2014 to 12/31/2014	$19.53791	$20.75538	132,651
01/01/2015 to 10/16/2015	$20.75538	$19.32001	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.47928	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$17.84569	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$28.81189	$31.55217	68,307
01/01/2014 to 12/31/2014	$31.55217	$28.58181	73,225
01/01/2015 to 12/31/2015	$28.58181	$22.81364	62,726
01/01/2016 to 12/31/2016	$22.81364	$28.10298	59,740
01/01/2017 to 12/31/2017	$28.10298	$30.64377	75,172
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$15.71196	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.37584	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$10.97809	$12.67114	412,006
01/01/2014 to 12/31/2014	$12.67114	$13.21489	513,376
01/01/2015 to 12/31/2015	$13.21489	$12.98026	452,512
01/01/2016 to 12/31/2016	$12.98026	$13.66841	566,775
01/01/2017 to 12/31/2017	$13.66841	$15.34832	598,746
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.25610	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$13.41739	$16.67338	73
01/01/2014 to 04/25/2014	$16.67338	$17.21712	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$19.93197	$21.74970	25,764
01/01/2014 to 04/25/2014	$21.74970	$21.32053	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.27474	$13.91360	1,859
01/01/2014 to 12/31/2014	$13.91360	$15.51786	13,794
01/01/2015 to 12/31/2015	$15.51786	$15.65635	19,434
01/01/2016 to 12/31/2016	$15.65635	$17.76932	25,698
01/01/2017 to 12/31/2017	$17.76932	$19.07163	60,004
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$19.26650	$24.86577	6,228
01/01/2014 to 12/31/2014	$24.86577	$29.41449	13,970
01/01/2015 to 12/31/2015	$29.41449	$29.99595	25,590
01/01/2016 to 12/31/2016	$29.99595	$26.25349	18,642
01/01/2017 to 12/31/2017	$26.25349	$30.05983	27,927
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.46300	$13.27256	4,838
01/01/2014 to 12/31/2014	$13.27256	$14.17446	6,965
01/01/2015 to 12/31/2015	$14.17446	$14.18049	8,805
01/01/2016 to 12/31/2016	$14.18049	$14.12376	7,831
01/01/2017 to 12/31/2017	$14.12376	$17.10195	7,754
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$12.31672	$14.85697	0
01/01/2014 to 12/31/2014	$14.85697	$16.30918	0
01/01/2015 to 12/31/2015	$16.30918	$17.22031	0
01/01/2016 to 12/31/2016	$17.22031	$16.89405	0
01/01/2017 to 12/31/2017	$16.89405	$22.56765	0
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$12.06281	$16.82966	0
01/01/2014 to 04/25/2014	$16.82966	$16.79593	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$31.51327	$30.61237	25,271
01/01/2014 to 12/31/2014	$30.61237	$28.49091	28,707
01/01/2015 to 12/31/2015	$28.49091	$23.56712	18,510
01/01/2016 to 08/05/2016	$23.56712	$25.89593	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12660	$9.74939	80,684
01/01/2017 to 12/31/2017	$9.74939	$13.59816	65,164
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$26.17190	$29.36158	19,119
01/01/2014 to 12/31/2014	$29.36158	$28.56868	19,357
01/01/2015 to 12/31/2015	$28.56868	$25.59133	5,281
01/01/2016 to 12/31/2016	$25.59133	$25.45967	14,662
01/01/2017 to 12/31/2017	$25.45967	$33.44219	8,129
ProFund VP Banks
02/04/2013 to 12/31/2013	$6.16525	$7.77296	11,130
01/01/2014 to 12/31/2014	$7.77296	$8.48080	3,657
01/01/2015 to 12/31/2015	$8.48080	$8.34694	8,669
01/01/2016 to 12/31/2016	$8.34694	$10.16787	18,867
01/01/2017 to 12/31/2017	$10.16787	$11.85229	6,958
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$19.71166	$22.52103	5,126
01/01/2014 to 12/31/2014	$22.52103	$22.63756	3,695
01/01/2015 to 12/31/2015	$22.63756	$19.26179	5,489
01/01/2016 to 12/31/2016	$19.26179	$22.56168	12,165
01/01/2017 to 12/31/2017	$22.56168	$27.42307	15,000
ProFund VP Bear
02/04/2013 to 12/31/2013	$3.35167	$2.56720	3,712
01/01/2014 to 12/31/2014	$2.56720	$2.17614	12,989
01/01/2015 to 12/31/2015	$2.17614	$2.04516	29,748
01/01/2016 to 12/31/2016	$2.04516	$1.75778	49,401
01/01/2017 to 12/31/2017	$1.75778	$1.42545	29,479
ProFund VP Bull
02/04/2013 to 12/31/2013	$14.94370	$18.30797	3,106
01/01/2014 to 12/31/2014	$18.30797	$20.17296	9,487
01/01/2015 to 12/31/2015	$20.17296	$19.84970	24,949
01/01/2016 to 12/31/2016	$19.84970	$21.51769	16,477
01/01/2017 to 12/31/2017	$21.51769	$25.38515	12,942
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$18.02326	$21.71481	185
01/01/2014 to 12/31/2014	$21.71481	$23.66046	1,644
01/01/2015 to 12/31/2015	$23.66046	$24.36206	3,017
01/01/2016 to 12/31/2016	$24.36206	$24.93592	7,008
01/01/2017 to 12/31/2017	$24.93592	$28.36087	7,073
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$16.50769	$21.67171	1,460
01/01/2014 to 12/31/2014	$21.67171	$24.09195	183
01/01/2015 to 12/31/2015	$24.09195	$24.93169	2,071
01/01/2016 to 12/31/2016	$24.93169	$25.67716	1,665
01/01/2017 to 12/31/2017	$25.67716	$30.04475	1,904
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$16.58479	$19.37979	8,412
01/01/2014 to 12/31/2014	$19.37979	$17.50036	5,415
01/01/2015 to 12/31/2015	$17.50036	$15.41738	6,514
01/01/2016 to 12/31/2016	$15.41738	$16.43079	6,201
01/01/2017 to 12/31/2017	$16.43079	$19.44400	7,131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
02/04/2013 to 12/31/2013	$8.85158	$10.91266	18,722
01/01/2014 to 12/31/2014	$10.91266	$12.18051	24,949
01/01/2015 to 12/31/2015	$12.18051	$11.86052	7,721
01/01/2016 to 12/31/2016	$11.86052	$13.52073	10,841
01/01/2017 to 12/31/2017	$13.52073	$15.79683	21,518
ProFund VP Health Care
02/04/2013 to 12/31/2013	$15.73413	$20.32621	1,351
01/01/2014 to 12/31/2014	$20.32621	$24.85416	6,058
01/01/2015 to 12/31/2015	$24.85416	$25.80252	18,060
01/01/2016 to 12/31/2016	$25.80252	$24.47285	16,208
01/01/2017 to 12/31/2017	$24.47285	$29.25260	20,742
ProFund VP Industrials
02/04/2013 to 12/31/2013	$18.57082	$23.99062	35
01/01/2014 to 12/31/2014	$23.99062	$25.03744	2,532
01/01/2015 to 12/31/2015	$25.03744	$23.90289	1,589
01/01/2016 to 12/31/2016	$23.90289	$27.77472	3,735
01/01/2017 to 12/31/2017	$27.77472	$33.60583	6,570
ProFund VP Japan
02/04/2013 to 12/31/2013	$11.32349	$15.72311	22,392
01/01/2014 to 12/31/2014	$15.72311	$16.04371	22,413
01/01/2015 to 12/31/2015	$16.04371	$16.78051	6,253
01/01/2016 to 12/31/2016	$16.78051	$16.65650	5,989
01/01/2017 to 12/31/2017	$16.65650	$19.50373	6,426
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.67145	$15.84047	2,285
01/01/2014 to 12/31/2014	$15.84047	$17.68255	22,166
01/01/2015 to 12/31/2015	$17.68255	$18.13577	19,493
01/01/2016 to 12/31/2016	$18.13577	$18.82688	14,739
01/01/2017 to 12/31/2017	$18.82688	$23.31797	19,956
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.25332	$13.60249	4,350
01/01/2014 to 12/31/2014	$13.60249	$14.85450	25,467
01/01/2015 to 12/31/2015	$14.85450	$13.98838	9,222
01/01/2016 to 12/31/2016	$13.98838	$15.96171	13,745
01/01/2017 to 12/31/2017	$15.96171	$17.89839	10,268
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$20.87031	$25.25127	1,616
01/01/2014 to 12/31/2014	$25.25127	$26.43148	6,433
01/01/2015 to 12/31/2015	$26.43148	$26.20159	11,726
01/01/2016 to 12/31/2016	$26.20159	$29.23601	5,115
01/01/2017 to 12/31/2017	$29.23601	$34.19125	2,532
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$20.94985	$25.60896	499
01/01/2014 to 12/31/2014	$25.60896	$27.89278	3,513
01/01/2015 to 12/31/2015	$27.89278	$25.30430	3,987
01/01/2016 to 12/31/2016	$25.30430	$31.10243	9,555
01/01/2017 to 12/31/2017	$31.10243	$34.00713	6,808
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$20.49343	$26.72494	1,572
01/01/2014 to 12/31/2014	$26.72494	$30.91010	8,595
01/01/2015 to 12/31/2015	$30.91010	$32.83237	11,932
01/01/2016 to 12/31/2016	$32.83237	$34.16159	12,414
01/01/2017 to 12/31/2017	$34.16159	$44.02624	14,373

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$29.14909	$33.12577	49,706
01/01/2014 to 12/31/2014	$33.12577	$29.18633	52,100
01/01/2015 to 12/31/2015	$29.18633	$22.10747	16,509
01/01/2016 to 12/31/2016	$22.10747	$27.13920	23,477
01/01/2017 to 12/31/2017	$27.13920	$25.97636	20,589
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$11.86704	$14.51199	29,884
01/01/2014 to 12/31/2014	$14.51199	$17.12229	31,113
01/01/2015 to 12/31/2015	$17.12229	$17.67755	4,809
01/01/2016 to 12/31/2016	$17.67755	$16.82240	6,040
01/01/2017 to 12/31/2017	$16.82240	$18.35186	5,697
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$17.20692	$11.06812	66,740
01/01/2014 to 12/31/2014	$11.06812	$8.32968	72,715
01/01/2015 to 12/31/2015	$8.32968	$5.52887	35,793
01/01/2016 to 12/31/2016	$5.52887	$8.51606	39,826
01/01/2017 to 12/31/2017	$8.51606	$8.86267	42,966
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$20.96201	$19.93029	1,179
01/01/2014 to 12/31/2014	$19.93029	$24.62978	2,882
01/01/2015 to 12/31/2015	$24.62978	$24.42545	9,441
01/01/2016 to 12/31/2016	$24.42545	$25.52741	4,405
01/01/2017 to 12/31/2017	$25.52741	$27.26578	7,047
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.96338	$3.27500	44,093
01/01/2014 to 12/31/2014	$3.27500	$2.25765	42,173
01/01/2015 to 12/31/2015	$2.25765	$2.19629	46,524
01/01/2016 to 12/31/2016	$2.19629	$2.05907	45,027
01/01/2017 to 12/31/2017	$2.05907	$1.79320	21,312
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.27789	$2.51734	0
01/01/2014 to 12/31/2014	$2.51734	$2.17889	0
01/01/2015 to 12/31/2015	$2.17889	$2.11706	0
01/01/2016 to 12/31/2016	$2.11706	$1.67029	0
01/01/2017 to 12/31/2017	$1.67029	$1.40571	0
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.23729	$1.60270	65,468
01/01/2014 to 12/31/2014	$1.60270	$1.27725	89,655
01/01/2015 to 12/31/2015	$1.27725	$1.09778	100,428
01/01/2016 to 12/31/2016	$1.09778	$0.97596	141,080
01/01/2017 to 12/31/2017	$0.97596	$0.72116	103,682
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.21545	$2.32550	0
01/01/2014 to 12/31/2014	$2.32550	$2.08660	0
01/01/2015 to 12/31/2015	$2.08660	$2.04562	0
01/01/2016 to 12/31/2016	$2.04562	$1.58552	0
01/01/2017 to 12/31/2017	$1.58552	$1.34477	0
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$21.79867	$28.59199	19,727
01/01/2014 to 12/31/2014	$28.59199	$28.87736	20,816
01/01/2015 to 12/31/2015	$28.87736	$28.88008	12,787
01/01/2016 to 12/31/2016	$28.88008	$34.32532	13,043
01/01/2017 to 12/31/2017	$34.32532	$38.33213	11,987

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$19.74948	$25.61839	18,369
01/01/2014 to 12/31/2014	$25.61839	$26.79622	18,176
01/01/2015 to 12/31/2015	$26.79622	$24.29535	4,597
01/01/2016 to 12/31/2016	$24.29535	$30.92766	13,231
01/01/2017 to 12/31/2017	$30.92766	$33.54185	12,067
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$14.50429	$15.40326	2,743
01/01/2014 to 12/31/2014	$15.40326	$15.31222	3,411
01/01/2015 to 12/31/2015	$15.31222	$15.36640	4,590
01/01/2016 to 12/31/2016	$15.36640	$18.47987	5,228
01/01/2017 to 12/31/2017	$18.47987	$17.88008	5,072
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$16.84063	$14.13175	150
01/01/2014 to 12/31/2014	$14.13175	$19.05296	3,970
01/01/2015 to 12/31/2015	$19.05296	$17.77140	12,457
01/01/2016 to 12/31/2016	$17.77140	$17.51352	19,540
01/01/2017 to 12/31/2017	$17.51352	$18.95517	13,679
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$27.78880	$41.11207	7,753
01/01/2014 to 12/31/2014	$41.11207	$46.87446	11,396
01/01/2015 to 12/31/2015	$46.87446	$42.09623	8,839
01/01/2016 to 12/31/2016	$42.09623	$57.38959	12,296
01/01/2017 to 12/31/2017	$57.38959	$73.10325	16,327
ProFund VP Utilities
02/04/2013 to 12/31/2013	$21.67305	$23.25338	2,097
01/01/2014 to 12/31/2014	$23.25338	$28.93576	4,169
01/01/2015 to 12/31/2015	$28.93576	$26.77163	6,568
01/01/2016 to 12/31/2016	$26.77163	$30.45421	7,048
01/01/2017 to 12/31/2017	$30.45421	$33.30799	12,617
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$13.46628	$15.37658	1,010
01/01/2014 to 12/31/2014	$15.37658	$14.33118	2,425
01/01/2015 to 12/31/2015	$14.33118	$14.64342	7,750
01/01/2016 to 12/31/2016	$14.64342	$13.95678	9,250
01/01/2017 to 12/31/2017	$13.95678	$18.73771	14,758
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$13.17477	$17.92985	4,594
01/01/2014 to 04/25/2014	$17.92985	$17.71603	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$11.61209	$15.02241	4,055
01/01/2014 to 04/25/2014	$15.02241	$14.95145	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$14.10574	$17.20894	333
01/01/2014 to 04/25/2014	$17.20894	$16.96972	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$9.91715	$12.09345	7,851
01/01/2014 to 04/25/2014	$12.09345	$12.52378	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$10.05588	$12.55827	0
01/01/2014 to 04/25/2014	$12.55827	$13.43061	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.90793	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$16.61880	$20.22661	1,787
01/01/2014 to 12/31/2014	$20.22661	$22.05569	5,253
01/01/2015 to 12/31/2015	$22.05569	$21.68781	17,474
01/01/2016 to 04/29/2016	$21.68781	$21.75031	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$23.62325	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$12.98668	$18.46392	39,312
01/01/2014 to 12/31/2014	$18.46392	$17.94595	38,746
01/01/2015 to 12/31/2015	$17.94595	$17.27216	17,126
01/01/2016 to 12/31/2016	$17.27216	$18.45765	9,012
01/01/2017 to 12/31/2017	$18.45765	$23.01516	10,818
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$17.19192	$18.47552	9,020
01/01/2014 to 12/31/2014	$18.47552	$18.67131	5,986
01/01/2015 to 12/31/2015	$18.67131	$18.46625	189
01/01/2016 to 12/31/2016	$18.46625	$19.87732	88
01/01/2017 to 12/31/2017	$19.87732	$20.57059	85
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.90860	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$12.78970	$14.32375	17,307,512
01/01/2014 to 12/31/2014	$14.32375	$15.00874	17,057,115
01/01/2015 to 12/31/2015	$15.00874	$14.94020	16,830,461
01/01/2016 to 12/31/2016	$14.94020	$15.80228	15,704,715
01/01/2017 to 12/31/2017	$15.80228	$18.24672	10,419,935
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.66951	2,950
01/01/2014 to 12/31/2014	$11.66951	$13.04127	10,911
01/01/2015 to 12/31/2015	$13.04127	$13.10074	3,306
01/01/2016 to 12/31/2016	$13.10074	$14.32194	3,857
01/01/2017 to 12/31/2017	$14.32194	$17.27404	2,746
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.46718	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.33132	$11.11845	1,435,345
01/01/2014 to 12/31/2014	$11.11845	$11.51696	1,600,090
01/01/2015 to 12/31/2015	$11.51696	$11.03179	1,507,755
01/01/2016 to 12/31/2016	$11.03179	$11.65237	1,392,663
01/01/2017 to 12/31/2017	$11.65237	$12.95843	874,969
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99897	$10.52926	140,647
01/01/2014 to 12/31/2014	$10.52926	$10.76978	283,388
01/01/2015 to 12/31/2015	$10.76978	$10.66419	435,718
01/01/2016 to 12/31/2016	$10.66419	$11.19963	495,587
01/01/2017 to 04/28/2017	$11.19963	$11.61378	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$15.33469	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$19.71299	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$12.85579	$12.69644	5,955
01/01/2014 to 12/31/2014	$12.69644	$12.52374	5,861
01/01/2015 to 12/31/2015	$12.52374	$12.32972	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.40199	$11.24711	21,082
01/01/2014 to 12/31/2014	$11.24711	$11.15760	36,800
01/01/2015 to 12/31/2015	$11.15760	$10.99289	46,719
01/01/2016 to 12/31/2016	$10.99289	$10.90542	136
01/01/2017 to 01/03/2017	$10.90542	$10.90092	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.26393	$11.95443	176,249
01/01/2014 to 12/31/2014	$11.95443	$11.97367	139,744
01/01/2015 to 12/31/2015	$11.97367	$11.84367	175,319
01/01/2016 to 12/31/2016	$11.84367	$11.83129	248,428
01/01/2017 to 12/31/2017	$11.83129	$11.76934	4,307
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.27202	$13.80061	540,961
01/01/2014 to 12/31/2014	$13.80061	$13.99093	378,986
01/01/2015 to 12/31/2015	$13.99093	$13.92808	365,108
01/01/2016 to 12/31/2016	$13.92808	$13.97555	404,141
01/01/2017 to 12/31/2017	$13.97555	$13.89975	537,291
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.38475	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.77784	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.58480	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.34576	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.17842	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.74822	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.73966	$15.61262	326,167
01/01/2014 to 12/31/2014	$15.61262	$17.00013	367,570
01/01/2015 to 12/31/2015	$17.00013	$15.98780	301,942
01/01/2016 to 12/31/2016	$15.98780	$17.95845	210,742
01/01/2017 to 04/28/2017	$17.95845	$18.62916	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.12482	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99897	$11.70357	62,740
01/01/2014 to 12/31/2014	$11.70357	$13.13022	327,518
01/01/2015 to 12/31/2015	$13.13022	$12.50300	355,150
01/01/2016 to 12/31/2016	$12.50300	$14.18600	541,258
01/01/2017 to 12/31/2017	$14.18600	$16.58725	278,438
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$35.33464	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99897	$9.71619	303,073
01/01/2014 to 12/31/2014	$9.71619	$10.08426	746,488
01/01/2015 to 12/31/2015	$10.08426	$9.94855	1,285,715
01/01/2016 to 12/31/2016	$9.94855	$10.27329	1,694,225
01/01/2017 to 04/28/2017	$10.27329	$10.50033	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.71646	$12.26061	5,891,470
01/01/2014 to 12/31/2014	$12.26061	$12.79972	5,891,137
01/01/2015 to 10/16/2015	$12.79972	$12.80924	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$11.04416	$12.24383	16,127,379
01/01/2014 to 12/31/2014	$12.24383	$12.47175	15,527,345
01/01/2015 to 12/31/2015	$12.47175	$12.43787	14,523,258
01/01/2016 to 12/31/2016	$12.43787	$12.80516	12,920,927
01/01/2017 to 12/31/2017	$12.80516	$14.72840	7,825,300
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.23027	$13.24762	22,443,796
01/01/2014 to 12/31/2014	$13.24762	$13.49777	20,750,425
01/01/2015 to 10/16/2015	$13.49777	$12.97501	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99897	$10.84651	1,176,421
01/01/2014 to 12/31/2014	$10.84651	$10.98513	1,997,017
01/01/2015 to 10/16/2015	$10.98513	$10.51924	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.60432	$11.73545	726,338
01/01/2014 to 12/31/2014	$11.73545	$13.20235	640,841
01/01/2015 to 12/31/2015	$13.20235	$13.02570	568,244
01/01/2016 to 12/31/2016	$13.02570	$12.97825	475,697
01/01/2017 to 12/31/2017	$12.97825	$14.21165	156,191
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$6.42730	$7.94773	2,301,474
01/01/2014 to 02/07/2014	$7.94773	$7.82209	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.55944	$15.61649	3,172,056
01/01/2014 to 12/31/2014	$15.61649	$17.44649	3,008,724
01/01/2015 to 12/31/2015	$17.44649	$16.43223	5,726,161
01/01/2016 to 12/31/2016	$16.43223	$18.10018	4,734,462
01/01/2017 to 12/31/2017	$18.10018	$19.61663	3,522,052
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.23961	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.18105	$11.84940	12,668,648
01/01/2014 to 12/31/2014	$11.84940	$12.17416	11,883,638
01/01/2015 to 12/31/2015	$12.17416	$11.91272	10,938,915
01/01/2016 to 12/31/2016	$11.91272	$12.38239	9,235,645
01/01/2017 to 12/31/2017	$12.38239	$13.73002	3,738,412
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$31.65134	$41.06546	746,802
01/01/2014 to 12/31/2014	$41.06546	$43.47126	743,211
01/01/2015 to 12/31/2015	$43.47126	$40.56930	684,069
01/01/2016 to 12/31/2016	$40.56930	$49.80330	546,860
01/01/2017 to 12/31/2017	$49.80330	$55.17672	237,517

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.95130	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$16.98230	$17.76394	1,226,395
01/01/2014 to 12/31/2014	$17.76394	$17.99056	960,460
01/01/2015 to 12/31/2015	$17.99056	$17.13258	809,699
01/01/2016 to 12/31/2016	$17.13258	$19.52373	656,440
01/01/2017 to 12/31/2017	$19.52373	$20.72087	176,162
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.55596	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$20.71151	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
AST International Value Portfolio
02/04/2013 to 12/31/2013	$9.23467	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.40686	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$11.05743	$12.40264	11,236,583
01/01/2014 to 12/31/2014	$12.40264	$13.02705	10,578,434
01/01/2015 to 12/31/2015	$13.02705	$12.72948	9,621,923
01/01/2016 to 12/31/2016	$12.72948	$13.22643	8,263,097
01/01/2017 to 12/31/2017	$13.22643	$15.27624	3,082,615
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$10.70897	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$12.71393	$13.74178	10,732,965
01/01/2014 to 12/31/2014	$13.74178	$14.30941	9,639,995
01/01/2015 to 12/31/2015	$14.30941	$14.10480	8,937,607
01/01/2016 to 12/31/2016	$14.10480	$14.46350	6,742,054
01/01/2017 to 12/31/2017	$14.46350	$16.01742	2,513,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.17355	$17.24913	337,499
01/01/2014 to 12/31/2014	$17.24913	$18.65242	400,956
01/01/2015 to 12/31/2015	$18.65242	$20.37807	557,339
01/01/2016 to 12/31/2016	$20.37807	$19.82913	382,558
01/01/2017 to 12/31/2017	$19.82913	$26.59797	154,689
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$11.71700	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.40905	$17.91477	1,893,341
01/01/2014 to 12/31/2014	$17.91477	$18.82100	1,987,724
01/01/2015 to 12/31/2015	$18.82100	$18.47722	2,459,385
01/01/2016 to 12/31/2016	$18.47722	$18.72141	1,954,456
01/01/2017 to 12/31/2017	$18.72141	$19.10789	1,011,738
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$17.69517	$21.23822	1,588,995
01/01/2014 to 12/31/2014	$21.23822	$21.73416	1,725,316
01/01/2015 to 12/31/2015	$21.73416	$21.14802	1,698,436
01/01/2016 to 12/31/2016	$21.14802	$22.36943	1,378,102
01/01/2017 to 12/31/2017	$22.36943	$27.35691	732,415
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$9.26676	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.82618	$13.56411	157,910
01/01/2014 to 12/31/2014	$13.56411	$14.76305	253,800
01/01/2015 to 12/31/2015	$14.76305	$14.47308	289,780
01/01/2016 to 12/31/2016	$14.47308	$16.21413	496,871
01/01/2017 to 12/31/2017	$16.21413	$18.78837	237,701
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.34525	$10.01413	172,211
01/01/2014 to 12/31/2014	$10.01413	$10.39825	356,190
01/01/2015 to 10/16/2015	$10.39825	$10.40360	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$11.70251	$14.50542	1,582,884
01/01/2014 to 12/31/2014	$14.50542	$15.46132	1,649,910
01/01/2015 to 10/16/2015	$15.46132	$15.90579	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.77427	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.69070	$12.15630	2,026,276
01/01/2014 to 12/31/2014	$12.15630	$12.62130	1,937,576
01/01/2015 to 12/31/2015	$12.62130	$12.30879	1,762,413
01/01/2016 to 12/31/2016	$12.30879	$12.68055	1,505,488
01/01/2017 to 12/31/2017	$12.68055	$14.58772	711,242

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.36901	$10.06103	2,789,183
01/01/2014 to 12/31/2014	$10.06103	$9.46996	2,532,733
01/01/2015 to 12/31/2015	$9.46996	$7.78738	2,292,732
01/01/2016 to 12/31/2016	$7.78738	$8.64079	1,901,996
01/01/2017 to 12/31/2017	$8.64079	$10.78378	658,630
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.03121	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.58718	$10.28245	380,485
01/01/2014 to 12/31/2014	$10.28245	$10.76936	613,579
01/01/2015 to 12/31/2015	$10.76936	$10.60631	746,219
01/01/2016 to 12/31/2016	$10.60631	$10.91484	897,173
01/01/2017 to 12/31/2017	$10.91484	$11.38997	348,420
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.51501	$11.81922	24,763,025
01/01/2014 to 12/31/2014	$11.81922	$12.74497	25,431,636
01/01/2015 to 12/31/2015	$12.74497	$12.50863	43,430,970
01/01/2016 to 12/31/2016	$12.50863	$13.59946	37,201,962
01/01/2017 to 12/31/2017	$13.59946	$15.59162	27,287,887
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.70922	507
01/01/2014 to 12/31/2014	$11.70922	$13.32533	7,189
01/01/2015 to 12/31/2015	$13.32533	$13.36189	5,348
01/01/2016 to 12/31/2016	$13.36189	$14.62758	5,091
01/01/2017 to 12/31/2017	$14.62758	$17.53815	3,295
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$10.77804	$13.36481	820,238
01/01/2014 to 12/31/2014	$13.36481	$15.46948	1,195,358
01/01/2015 to 12/31/2015	$15.46948	$15.74651	1,097,695
01/01/2016 to 12/31/2016	$15.74651	$17.85859	1,117,815
01/01/2017 to 12/31/2017	$17.85859	$21.56004	404,275
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.30253	$12.05304	2,668,831
01/01/2014 to 12/31/2014	$12.05304	$12.67618	3,053,418
01/01/2015 to 12/31/2015	$12.67618	$12.53662	3,408,448
01/01/2016 to 12/31/2016	$12.53662	$13.16279	2,882,289
01/01/2017 to 12/31/2017	$13.16279	$15.36311	967,531
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.40472	$11.34450	14,696,813
01/01/2014 to 12/31/2014	$11.34450	$11.77847	13,705,628
01/01/2015 to 12/31/2015	$11.77847	$11.61193	14,023,720
01/01/2016 to 12/31/2016	$11.61193	$12.01920	11,611,404
01/01/2017 to 12/31/2017	$12.01920	$13.79607	4,254,855
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$11.81850	$13.39936	12,983,577
01/01/2014 to 12/31/2014	$13.39936	$13.95071	12,556,866
01/01/2015 to 12/31/2015	$13.95071	$13.70165	23,600,520
01/01/2016 to 12/31/2016	$13.70165	$14.45328	19,939,778
01/01/2017 to 04/28/2017	$14.45328	$15.05445	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$13.01382	$14.39652	13,958,016
01/01/2014 to 12/31/2014	$14.39652	$14.64819	12,728,753
01/01/2015 to 10/16/2015	$14.64819	$14.29345	0
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$13.74024	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.84584	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$24.11421	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.69338	$17.65564	20,439,261
01/01/2014 to 12/31/2014	$17.65564	$18.46013	20,317,384
01/01/2015 to 12/31/2015	$18.46013	$18.23706	23,929,469
01/01/2016 to 12/31/2016	$18.23706	$19.36814	20,786,796
01/01/2017 to 12/31/2017	$19.36814	$22.07348	9,944,475
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$13.51549	$16.49582	1,240,563
01/01/2014 to 12/31/2014	$16.49582	$17.50605	1,307,147
01/01/2015 to 10/16/2015	$17.50605	$16.28231	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$9.49995	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$13.56148	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$28.45395	$31.13174	1,137,103
01/01/2014 to 12/31/2014	$31.13174	$28.17234	1,041,403
01/01/2015 to 12/31/2015	$28.17234	$22.46406	891,885
01/01/2016 to 12/31/2016	$22.46406	$27.64432	770,893
01/01/2017 to 12/31/2017	$27.64432	$30.11330	295,190

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$18.56216	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.77641	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$10.89879	$12.56800	3,362,021
01/01/2014 to 12/31/2014	$12.56800	$13.09409	4,086,066
01/01/2015 to 12/31/2015	$13.09409	$12.84866	3,929,360
01/01/2016 to 12/31/2016	$12.84866	$13.51618	3,644,131
01/01/2017 to 12/31/2017	$13.51618	$15.16203	1,898,308
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.19158	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$3.98923	$4.95285	72,953
01/01/2014 to 04/25/2014	$4.95285	$5.11269	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$26.68645	$29.09368	52,406
01/01/2014 to 04/25/2014	$29.09368	$28.51054	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.25465	$13.87602	47,261
01/01/2014 to 12/31/2014	$13.87602	$15.46033	44,532
01/01/2015 to 12/31/2015	$15.46033	$15.58259	35,994
01/01/2016 to 12/31/2016	$15.58259	$17.66778	34,776
01/01/2017 to 12/31/2017	$17.66778	$18.94354	18,108
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$16.95088	$21.85722	41,655
01/01/2014 to 12/31/2014	$21.85722	$25.82944	44,574
01/01/2015 to 12/31/2015	$25.82944	$26.31342	27,424
01/01/2016 to 12/31/2016	$26.31342	$23.00717	12,088
01/01/2017 to 12/31/2017	$23.00717	$26.31627	6,388
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.45479	$13.25001	24,453
01/01/2014 to 12/31/2014	$13.25001	$14.13596	25,473
01/01/2015 to 12/31/2015	$14.13596	$14.12759	10,892
01/01/2016 to 12/31/2016	$14.12759	$14.05687	6,986
01/01/2017 to 12/31/2017	$14.05687	$17.00395	11,300
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$4.19003	$5.04966	113,570
01/01/2014 to 12/31/2014	$5.04966	$5.53758	109,125
01/01/2015 to 12/31/2015	$5.53758	$5.84090	88,782
01/01/2016 to 12/31/2016	$5.84090	$5.72442	39,348
01/01/2017 to 12/31/2017	$5.72442	$7.63920	25,879

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$14.03007	$19.55641	14,409
01/01/2014 to 04/25/2014	$19.55641	$19.51110	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$21.06077	$20.44002	105,018
01/01/2014 to 12/31/2014	$20.44002	$19.00430	65,733
01/01/2015 to 12/31/2015	$19.00430	$15.70410	36,993
01/01/2016 to 08/05/2016	$15.70410	$17.24555	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12657	$9.74546	44,722
01/01/2017 to 12/31/2017	$9.74546	$13.57898	24,030
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$20.39033	$22.85448	23,327
01/01/2014 to 12/31/2014	$22.85448	$22.21478	7,118
01/01/2015 to 12/31/2015	$22.21478	$19.87955	885
01/01/2016 to 12/31/2016	$19.87955	$19.75736	184
01/01/2017 to 12/31/2017	$19.75736	$25.92591	95
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.16681	$6.50828	8,941
01/01/2014 to 12/31/2014	$6.50828	$7.09384	1,524
01/01/2015 to 12/31/2015	$7.09384	$6.97492	883
01/01/2016 to 12/31/2016	$6.97492	$8.48783	550
01/01/2017 to 12/31/2017	$8.48783	$9.88397	1,025
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$15.98991	$18.25222	18,333
01/01/2014 to 12/31/2014	$18.25222	$18.32808	10,506
01/01/2015 to 12/31/2015	$18.32808	$15.57917	4,880
01/01/2016 to 12/31/2016	$15.57917	$18.22975	6,612
01/01/2017 to 12/31/2017	$18.22975	$22.13539	6,449
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.50979	$3.45105	30,178
01/01/2014 to 12/31/2014	$3.45105	$2.92237	27,169
01/01/2015 to 12/31/2015	$2.92237	$2.74375	23,864
01/01/2016 to 12/31/2016	$2.74375	$2.35583	18,385
01/01/2017 to 12/31/2017	$2.35583	$1.90852	23,074
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$14.13586	$21.88528	24,007
01/01/2014 to 12/31/2014	$21.88528	$28.03628	17,515
01/01/2015 to 12/31/2015	$28.03628	$28.59963	1,542
01/01/2016 to 12/31/2016	$28.59963	$23.87149	0
01/01/2017 to 12/31/2017	$23.87149	$28.88803	0
ProFund VP Bull
02/04/2013 to 12/31/2013	$12.11025	$14.82303	73,816
01/01/2014 to 12/31/2014	$14.82303	$16.31649	72,219
01/01/2015 to 12/31/2015	$16.31649	$16.03881	47,922
01/01/2016 to 12/31/2016	$16.03881	$17.36891	7,441
01/01/2017 to 12/31/2017	$17.36891	$20.47012	2,873
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$14.93917	$17.98266	15,729
01/01/2014 to 12/31/2014	$17.98266	$19.57406	5,871
01/01/2015 to 12/31/2015	$19.57406	$20.13414	2,969
01/01/2016 to 12/31/2016	$20.13414	$20.58761	1,008
01/01/2017 to 12/31/2017	$20.58761	$23.39175	1,023

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$12.65534	$16.59904	9,044
01/01/2014 to 12/31/2014	$16.59904	$18.43411	2,640
01/01/2015 to 12/31/2015	$18.43411	$19.05740	3,852
01/01/2016 to 12/31/2016	$19.05740	$19.60742	22
01/01/2017 to 12/31/2017	$19.60742	$22.91942	524
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$8.63979	$10.08662	46,769
01/01/2014 to 12/31/2014	$10.08662	$9.09933	7,134
01/01/2015 to 12/31/2015	$9.09933	$8.00810	2,571
01/01/2016 to 12/31/2016	$8.00810	$8.52583	1,865
01/01/2017 to 12/31/2017	$8.52583	$10.07925	1,572
ProFund VP Financials
02/04/2013 to 12/31/2013	$6.90084	$8.49987	46,043
01/01/2014 to 12/31/2014	$8.49987	$9.47790	8,474
01/01/2015 to 12/31/2015	$9.47790	$9.21963	4,163
01/01/2016 to 12/31/2016	$9.21963	$10.49949	2,577
01/01/2017 to 12/31/2017	$10.49949	$12.25459	1,992
ProFund VP Health Care
02/04/2013 to 12/31/2013	$11.59688	$14.96791	53,151
01/01/2014 to 12/31/2014	$14.96791	$18.28368	52,418
01/01/2015 to 12/31/2015	$18.28368	$18.96204	16,285
01/01/2016 to 12/31/2016	$18.96204	$17.96672	4,262
01/01/2017 to 12/31/2017	$17.96672	$21.45409	3,438
ProFund VP Industrials
02/04/2013 to 12/31/2013	$14.31006	$18.46945	7,284
01/01/2014 to 12/31/2014	$18.46945	$19.25586	7,788
01/01/2015 to 12/31/2015	$19.25586	$18.36476	4,681
01/01/2016 to 12/31/2016	$18.36476	$21.31797	3,753
01/01/2017 to 12/31/2017	$21.31797	$25.76752	2,002
ProFund VP Internet
02/04/2013 to 12/31/2013	$31.25176	$43.35399	7,173
01/01/2014 to 12/31/2014	$43.35399	$43.29237	1,698
01/01/2015 to 12/31/2015	$43.29237	$51.45256	10
01/01/2016 to 12/31/2016	$51.45256	$53.62059	0
01/01/2017 to 12/31/2017	$53.62059	$72.04206	0
ProFund VP Japan
02/04/2013 to 12/31/2013	$7.95742	$11.03910	20,262
01/01/2014 to 12/31/2014	$11.03910	$11.25288	507
01/01/2015 to 12/31/2015	$11.25288	$11.75768	682
01/01/2016 to 12/31/2016	$11.75768	$11.65898	239
01/01/2017 to 12/31/2017	$11.65898	$13.63807	397
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.56658	$15.69505	72,486
01/01/2014 to 12/31/2014	$15.69505	$17.50252	57,882
01/01/2015 to 12/31/2015	$17.50252	$17.93305	28,006
01/01/2016 to 12/31/2016	$17.93305	$18.59754	9,160
01/01/2017 to 12/31/2017	$18.59754	$23.01066	5,949
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.15979	$13.47715	56,359
01/01/2014 to 12/31/2014	$13.47715	$14.70277	66,994
01/01/2015 to 12/31/2015	$14.70277	$13.83139	5,641
01/01/2016 to 12/31/2016	$13.83139	$15.76652	8,846
01/01/2017 to 12/31/2017	$15.76652	$17.66168	5,719

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$16.23286	$19.62244	41,531
01/01/2014 to 12/31/2014	$19.62244	$20.51882	3,575
01/01/2015 to 12/31/2015	$20.51882	$20.31982	12,816
01/01/2016 to 12/31/2016	$20.31982	$22.65010	3,183
01/01/2017 to 12/31/2017	$22.65010	$26.46241	1,564
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$15.82029	$19.32090	35,724
01/01/2014 to 12/31/2014	$19.32090	$21.02266	6,232
01/01/2015 to 12/31/2015	$21.02266	$19.05245	3,556
01/01/2016 to 12/31/2016	$19.05245	$23.39459	9,127
01/01/2017 to 12/31/2017	$23.39459	$25.55375	2,373
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$7.57823	$9.87350	162,863
01/01/2014 to 12/31/2014	$9.87350	$11.40813	53,447
01/01/2015 to 12/31/2015	$11.40813	$12.10536	37,345
01/01/2016 to 12/31/2016	$12.10536	$12.58272	6,647
01/01/2017 to 12/31/2017	$12.58272	$16.19989	5,327
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$21.47540	$24.38295	38,076
01/01/2014 to 12/31/2014	$24.38295	$21.46148	22,287
01/01/2015 to 12/31/2015	$21.46148	$16.23969	7,896
01/01/2016 to 12/31/2016	$16.23969	$19.91574	7,148
01/01/2017 to 12/31/2017	$19.91574	$19.04316	5,500
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$10.46211	$12.78236	14,760
01/01/2014 to 12/31/2014	$12.78236	$15.06631	4,043
01/01/2015 to 12/31/2015	$15.06631	$15.53908	365
01/01/2016 to 12/31/2016	$15.53908	$14.77233	31
01/01/2017 to 12/31/2017	$14.77233	$16.09910	373
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$14.65204	$9.41609	59,192
01/01/2014 to 12/31/2014	$9.41609	$7.07920	32,404
01/01/2015 to 12/31/2015	$7.07920	$4.69410	11,651
01/01/2016 to 12/31/2016	$4.69410	$7.22300	7,023
01/01/2017 to 12/31/2017	$7.22300	$7.50949	6,045
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$21.62787	$20.54456	8,707
01/01/2014 to 12/31/2014	$20.54456	$25.36325	6,792
01/01/2015 to 12/31/2015	$25.36325	$25.12733	9,116
01/01/2016 to 12/31/2016	$25.12733	$26.23434	1,539
01/01/2017 to 12/31/2017	$26.23434	$27.99269	443
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.42981	$2.68289	63,720
01/01/2014 to 12/31/2014	$2.68289	$1.84767	20,069
01/01/2015 to 12/31/2015	$1.84767	$1.79564	11,819
01/01/2016 to 12/31/2016	$1.79564	$1.68175	2,367
01/01/2017 to 12/31/2017	$1.68175	$1.46304	2,074
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$6.35303	$7.93780	3,787
01/01/2014 to 12/31/2014	$7.93780	$10.54515	3,513
01/01/2015 to 12/31/2015	$10.54515	$10.11389	0
01/01/2016 to 12/31/2016	$10.11389	$12.75509	0
01/01/2017 to 12/31/2017	$12.75509	$17.07468	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.25071	$2.49422	29,274
01/01/2014 to 12/31/2014	$2.49422	$2.15666	13,424
01/01/2015 to 12/31/2015	$2.15666	$2.09340	77
01/01/2016 to 12/31/2016	$2.09340	$1.64990	0
01/01/2017 to 12/31/2017	$1.64990	$1.38730	0
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.33921	$1.67419	23,914
01/01/2014 to 12/31/2014	$1.67419	$1.33283	339
01/01/2015 to 12/31/2015	$1.33283	$1.14451	75
01/01/2016 to 12/31/2016	$1.14451	$1.01653	1,600
01/01/2017 to 12/31/2017	$1.01653	$0.75040	1,318
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.18884	$2.30417	16,724
01/01/2014 to 12/31/2014	$2.30417	$2.06539	375
01/01/2015 to 12/31/2015	$2.06539	$2.02284	79
01/01/2016 to 12/31/2016	$2.02284	$1.56623	0
01/01/2017 to 12/31/2017	$1.56623	$1.32711	0
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$16.79037	$22.00279	55,364
01/01/2014 to 12/31/2014	$22.00279	$22.19997	8,956
01/01/2015 to 12/31/2015	$22.19997	$22.17962	12,159
01/01/2016 to 12/31/2016	$22.17962	$26.33487	13,067
01/01/2017 to 12/31/2017	$26.33487	$29.37936	5,118
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$13.68488	$17.73535	40,932
01/01/2014 to 12/31/2014	$17.73535	$18.53198	6,476
01/01/2015 to 12/31/2015	$18.53198	$16.78538	2,997
01/01/2016 to 12/31/2016	$16.78538	$21.34596	9,217
01/01/2017 to 12/31/2017	$21.34596	$23.12706	5,436
ProFund VP Technology
02/04/2013 to 12/31/2013	$6.06075	$7.44080	29,687
01/01/2014 to 12/31/2014	$7.44080	$8.67881	24,076
01/01/2015 to 12/31/2015	$8.67881	$8.77627	2,633
01/01/2016 to 12/31/2016	$8.77627	$9.73666	734
01/01/2017 to 12/31/2017	$9.73666	$12.99836	681
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$6.23818	$6.61876	13,136
01/01/2014 to 12/31/2014	$6.61876	$6.57306	9,188
01/01/2015 to 12/31/2015	$6.57306	$6.58961	4,985
01/01/2016 to 12/31/2016	$6.58961	$7.91668	678
01/01/2017 to 12/31/2017	$7.91668	$7.65214	0
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$18.93446	$15.87431	6,603
01/01/2014 to 12/31/2014	$15.87431	$21.38061	8,857
01/01/2015 to 12/31/2015	$21.38061	$19.92230	203
01/01/2016 to 12/31/2016	$19.92230	$19.61344	786
01/01/2017 to 12/31/2017	$19.61344	$21.20658	1,036
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$7.36402	$11.13966	34,632
01/01/2014 to 12/31/2014	$11.13966	$13.55677	25,593
01/01/2015 to 12/31/2015	$13.55677	$13.00127	22,430
01/01/2016 to 12/31/2016	$13.00127	$15.22732	0
01/01/2017 to 12/31/2017	$15.22732	$21.20582	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$15.95052	$23.57652	37,444
01/01/2014 to 12/31/2014	$23.57652	$26.85387	31,570
01/01/2015 to 12/31/2015	$26.85387	$24.09206	28,070
01/01/2016 to 12/31/2016	$24.09206	$32.81140	155
01/01/2017 to 12/31/2017	$32.81140	$41.75325	178
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$1.12749	$1.92242	244,843
01/01/2014 to 12/31/2014	$1.92242	$2.57880	152,464
01/01/2015 to 12/31/2015	$2.57880	$2.89293	12,966
01/01/2016 to 12/31/2016	$2.89293	$3.10325	0
01/01/2017 to 12/31/2017	$3.10325	$5.15866	0
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$10.06458	$16.52960	33,774
01/01/2014 to 12/31/2014	$16.52960	$17.20103	24,615
01/01/2015 to 12/31/2015	$17.20103	$14.78199	18,503
01/01/2016 to 12/31/2016	$14.78199	$20.37725	0
01/01/2017 to 12/31/2017	$20.37725	$25.19418	0
ProFund VP Utilities
02/04/2013 to 12/31/2013	$12.34074	$13.22847	35,829
01/01/2014 to 12/31/2014	$13.22847	$16.44454	21,724
01/01/2015 to 12/31/2015	$16.44454	$15.19927	5,502
01/01/2016 to 12/31/2016	$15.19927	$17.27262	2,321
01/01/2017 to 12/31/2017	$17.27262	$18.87211	3,903
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$13.35536	$15.23583	17,838
01/01/2014 to 12/31/2014	$15.23583	$14.18562	9,703
01/01/2015 to 12/31/2015	$14.18562	$14.47994	3,185
01/01/2016 to 12/31/2016	$14.47994	$13.78711	2,966
01/01/2017 to 12/31/2017	$13.78711	$18.49129	3,061
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$16.16904	$21.98473	21,990
01/01/2014 to 04/25/2014	$21.98473	$21.71558	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$14.83663	$19.17636	47,324
01/01/2014 to 04/25/2014	$19.17636	$19.07963	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$16.43257	$20.02941	11,910
01/01/2014 to 04/25/2014	$20.02941	$19.74474	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$9.83923	$11.98742	102,535
01/01/2014 to 04/25/2014	$11.98742	$12.41002	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$13.11674	$16.36592	49,260
01/01/2014 to 04/25/2014	$16.36592	$17.49723	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.77053	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$21.02674	$25.56814	15,181
01/01/2014 to 12/31/2014	$25.56814	$27.85206	15,043
01/01/2015 to 12/31/2015	$27.85206	$27.35973	15,221
01/01/2016 to 04/29/2016	$27.35973	$27.42944	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$16.19108	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$12.95292	$18.39924	36,856
01/01/2014 to 12/31/2014	$18.39924	$17.86510	29,817
01/01/2015 to 12/31/2015	$17.86510	$17.17699	10,916
01/01/2016 to 12/31/2016	$17.17699	$18.33741	8,797
01/01/2017 to 12/31/2017	$18.33741	$22.84216	4,210
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with any one combo 5% or HDV and Gro Plus or HD GRO with DB Cliff M&E
(1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$16.98961	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.77935	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$12.65648	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.33181	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.30354	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99884	$10.51844	227
01/01/2014 to 12/31/2014	$10.51844	$10.74233	15,747
01/01/2015 to 12/31/2015	$10.74233	$10.62083	17,058
01/01/2016 to 12/31/2016	$10.62083	$11.13712	31,922
01/01/2017 to 04/28/2017	$11.13712	$11.54321	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$18.17379	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$25.39960	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.33114	$11.16186	0
01/01/2014 to 12/31/2014	$11.16186	$11.05653	0
01/01/2015 to 12/31/2015	$11.05653	$10.87676	0
01/01/2016 to 12/31/2016	$10.87676	$10.77400	0
01/01/2017 to 01/03/2017	$10.77400	$10.76937	0
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.70486	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.67732	$15.51496	8,149
01/01/2014 to 12/31/2014	$15.51496	$16.86819	8,963
01/01/2015 to 12/31/2015	$16.86819	$15.83950	8,935
01/01/2016 to 12/31/2016	$15.83950	$17.76493	9,806
01/01/2017 to 04/28/2017	$17.76493	$18.41927	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.99314	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$31.14960	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99884	$9.70612	1,397
01/01/2014 to 12/31/2014	$9.70612	$10.05842	12,631
01/01/2015 to 12/31/2015	$10.05842	$9.90790	45,016
01/01/2016 to 12/31/2016	$9.90790	$10.21584	262,917
01/01/2017 to 04/28/2017	$10.21584	$10.43642	0
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.63154	$12.14674	398,771
01/01/2014 to 12/31/2014	$12.14674	$12.66157	473,666
01/01/2015 to 10/16/2015	$12.66157	$12.65568	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$10.92878	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.21705	$13.21395	616,264
01/01/2014 to 12/31/2014	$13.21395	$13.44304	524,813
01/01/2015 to 10/16/2015	$13.44304	$12.90692	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99884	$10.83534	411
01/01/2014 to 12/31/2014	$10.83534	$10.95712	15,689
01/01/2015 to 10/16/2015	$10.95712	$10.47979	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.52459	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$32.85240	$40.56798	4,786,108
01/01/2014 to 02/07/2014	$40.56798	$39.92022	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$33.62758	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$6.64833	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.09284	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$34.46082	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$13.49130	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$22.77062	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.11061	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$19.55079	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
AST International Value Portfolio
02/04/2013 to 12/31/2013	$18.07738	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.53734	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$10.97024	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$37.27202	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$24.59909	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.10918	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.29749	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.06811	$17.55874	1,960,940
01/01/2014 to 12/31/2014	$17.55874	$18.41908	1,903,771
01/01/2015 to 12/31/2015	$18.41908	$18.05518	1,646,118
01/01/2016 to 12/31/2016	$18.05518	$18.26609	1,603,818
01/01/2017 to 12/31/2017	$18.26609	$18.61484	1,304,195
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$18.01515	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$9.76361	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.81847	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.32533	$9.98114	0
01/01/2014 to 12/31/2014	$9.98114	$10.34827	0
01/01/2015 to 10/16/2015	$10.34827	$10.34121	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$30.65747	$37.94808	3,738,653
01/01/2014 to 12/31/2014	$37.94808	$40.38744	3,194,846
01/01/2015 to 10/16/2015	$40.38744	$41.49835	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$40.56180	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.67814	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.29721	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.89012	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.56684	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.40530	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$15.16144	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.27488	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.32242	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$11.72515	$13.27530	509,331
01/01/2014 to 12/31/2014	$13.27530	$13.80052	512,576
01/01/2015 to 12/31/2015	$13.80052	$13.53347	2,264,520
01/01/2016 to 12/31/2016	$13.53347	$14.25421	2,059,159
01/01/2017 to 04/28/2017	$14.25421	$14.83978	0
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$18.41468	$20.34326	1,487,523
01/01/2014 to 12/31/2014	$20.34326	$20.66742	1,315,454
01/01/2015 to 10/16/2015	$20.66742	$20.14263	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$13.48637	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$25.90740	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$27.68981	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$29.42062	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$13.27575	$16.18108	1,587,391
01/01/2014 to 12/31/2014	$16.18108	$17.14589	1,448,412
01/01/2015 to 10/16/2015	$17.14589	$15.92821	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$19.16040	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$13.31015	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$49.35519	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$17.86915	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.46542	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$10.78066	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.09525	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$3.91349	$4.85206	214,916
01/01/2014 to 04/25/2014	$4.85206	$5.00628	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$19.49468	$21.22393	255,609
01/01/2014 to 04/25/2014	$21.22393	$20.78856	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.22432	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$18.47975	$23.79596	948,579
01/01/2014 to 12/31/2014	$23.79596	$28.07775	853,138
01/01/2015 to 12/31/2015	$28.07775	$28.56030	756,829
01/01/2016 to 12/31/2016	$28.56030	$24.93384	618,755
01/01/2017 to 12/31/2017	$24.93384	$28.47692	521,773
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.44250	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$6.43395	$7.74317	2,085,980
01/01/2014 to 12/31/2014	$7.74317	$8.47856	1,840,712
01/01/2015 to 12/31/2015	$8.47856	$8.92963	1,665,725
01/01/2016 to 12/31/2016	$8.92963	$8.73833	1,429,090
01/01/2017 to 12/31/2017	$8.73833	$11.64356	1,316,714
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$11.79807	$16.42272	55,167
01/01/2014 to 04/25/2014	$16.42272	$16.37676	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$17.88630	$17.33521	1,388,004
01/01/2014 to 12/31/2014	$17.33521	$16.09302	1,179,837
01/01/2015 to 12/31/2015	$16.09302	$13.27816	1,107,940
01/01/2016 to 08/05/2016	$13.27816	$14.56832	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$20.05895	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.08295	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$15.73003	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.42785	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$13.87913	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
ProFund VP Bull
02/04/2013 to 12/31/2013	$11.91355	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$14.69661	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$12.44962	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$9.59930	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
ProFund VP Financials
02/04/2013 to 12/31/2013	$6.77544	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
ProFund VP Health Care
02/04/2013 to 12/31/2013	$11.38633	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
ProFund VP Industrials
02/04/2013 to 12/31/2013	$14.07748	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649
ProFund VP Internet
02/04/2013 to 12/31/2013	$30.74380	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
ProFund VP Japan
02/04/2013 to 12/31/2013	$7.82811	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.41060	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.02123	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$15.96843	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$15.56352	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$7.44067	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$21.08570	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$10.29211	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$14.41382	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$21.23503	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.39055	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$6.24961	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.21034	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.30119	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.14932	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$16.51775	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$13.46279	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
ProFund VP Technology
02/04/2013 to 12/31/2013	$5.95062	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$6.12493	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$18.62727	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$7.23055	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$15.69148	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$1.68609	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$9.73708	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145
ProFund VP Utilities
02/04/2013 to 12/31/2013	$12.11629	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$13.19091	$15.02756	211,079
01/01/2014 to 12/31/2014	$15.02756	$13.97042	165,203
01/01/2015 to 12/31/2015	$13.97042	$14.23859	145,062
01/01/2016 to 12/31/2016	$14.23859	$13.53676	117,774
01/01/2017 to 12/31/2017	$13.53676	$18.12799	117,853
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$12.88588	$17.49648	86,085
01/01/2014 to 04/25/2014	$17.49648	$17.27398	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$11.35743	$14.65939	95,889
01/01/2014 to 04/25/2014	$14.65939	$14.57846	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$13.79625	$16.79288	58,635
01/01/2014 to 04/25/2014	$16.79288	$16.54627	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$9.72379	$11.83063	217,882
01/01/2014 to 04/25/2014	$11.83063	$12.24186	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$9.83534	$12.25484	115,353
01/01/2014 to 04/25/2014	$12.25484	$13.09568	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.78878	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$12.18957	$14.80198	597,822
01/01/2014 to 12/31/2014	$14.80198	$16.09959	505,283
01/01/2015 to 12/31/2015	$16.09959	$15.79110	423,162
01/01/2016 to 04/29/2016	$15.79110	$15.82351	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$11.80956	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$12.90251	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.72513	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$15.86092	$17.73076	6,222
01/01/2014 to 12/31/2014	$17.73076	$18.54093	6,168
01/01/2015 to 12/31/2015	$18.54093	$18.41874	5,933
01/01/2016 to 12/31/2016	$18.41874	$19.44215	4,165
01/01/2017 to 12/31/2017	$19.44215	$22.40420	269,309
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.65345	0
01/01/2014 to 12/31/2014	$11.65345	$12.99683	0
01/01/2015 to 12/31/2015	$12.99683	$13.02954	0
01/01/2016 to 12/31/2016	$13.02954	$14.21532	0
01/01/2017 to 12/31/2017	$14.21532	$17.11078	0
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.81618	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.29444	$11.05845	4,104
01/01/2014 to 12/31/2014	$11.05845	$11.43155	4,073
01/01/2015 to 12/31/2015	$11.43155	$10.92772	4,040
01/01/2016 to 12/31/2016	$10.92772	$11.51917	0
01/01/2017 to 12/31/2017	$11.51917	$12.78423	71,040
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99880	$10.51469	0
01/01/2014 to 12/31/2014	$10.51469	$10.73308	0
01/01/2015 to 12/31/2015	$10.73308	$10.60629	0
01/01/2016 to 12/31/2016	$10.60629	$11.11637	0
01/01/2017 to 04/28/2017	$11.11637	$11.51979	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$11.17022	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$12.86696	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.65651	$15.48233	0
01/01/2014 to 12/31/2014	$15.48233	$16.82423	0
01/01/2015 to 12/31/2015	$16.82423	$15.79017	0
01/01/2016 to 12/31/2016	$15.79017	$17.70063	1,257
01/01/2017 to 04/28/2017	$17.70063	$18.34955	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.38532	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99880	$11.68327	0
01/01/2014 to 12/31/2014	$11.68327	$13.08084	0
01/01/2015 to 12/31/2015	$13.08084	$12.43077	0
01/01/2016 to 12/31/2016	$12.43077	$14.07561	0
01/01/2017 to 12/31/2017	$14.07561	$16.42486	15,922
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$22.96900	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99880	$9.70281	0
01/01/2014 to 12/31/2014	$9.70281	$10.04995	0
01/01/2015 to 12/31/2015	$10.04995	$9.89469	0
01/01/2016 to 12/31/2016	$9.89469	$10.19699	0
01/01/2017 to 04/28/2017	$10.19699	$10.41551	0
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.86805	$16.97921	1,506
01/01/2014 to 12/31/2014	$16.97921	$17.68991	1,490
01/01/2015 to 10/16/2015	$17.68991	$17.67454	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$15.05398	$16.65858	895
01/01/2014 to 12/31/2014	$16.65858	$16.93441	892
01/01/2015 to 12/31/2015	$16.93441	$16.85425	878
01/01/2016 to 12/31/2016	$16.85425	$17.31680	863
01/01/2017 to 12/31/2017	$17.31680	$19.87745	154,659
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.21262	$13.20256	3,257
01/01/2014 to 12/31/2014	$13.20256	$13.42467	3,229
01/01/2015 to 10/16/2015	$13.42467	$12.88401	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99880	$10.83161	4,292
01/01/2014 to 12/31/2014	$10.83161	$10.94766	4,260
01/01/2015 to 10/16/2015	$10.94766	$10.46655	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$19.74938	$19.93595	394
01/01/2014 to 12/31/2014	$19.93595	$22.38234	371
01/01/2015 to 12/31/2015	$22.38234	$22.03804	373
01/01/2016 to 12/31/2016	$22.03804	$21.91354	0
01/01/2017 to 12/31/2017	$21.91354	$23.94767	8,372

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$16.21735	$20.01692	1,003
01/01/2014 to 02/07/2014	$20.01692	$19.69629	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$15.87619	$19.70437	602
01/01/2014 to 12/31/2014	$19.70437	$21.96887	581
01/01/2015 to 12/31/2015	$21.96887	$20.64977	1,127
01/01/2016 to 12/31/2016	$20.64977	$22.69974	504
01/01/2017 to 12/31/2017	$22.69974	$24.55197	67,534
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.89030	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$14.26086	$15.08564	0
01/01/2014 to 12/31/2014	$15.08564	$15.46773	0
01/01/2015 to 12/31/2015	$15.46773	$15.10478	0
01/01/2016 to 12/31/2016	$15.10478	$15.66874	0
01/01/2017 to 12/31/2017	$15.66874	$17.33892	205,304
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.24600	$24.92467	555
01/01/2014 to 12/31/2014	$24.92467	$26.33127	336
01/01/2015 to 12/31/2015	$26.33127	$24.52367	409
01/01/2016 to 12/31/2016	$24.52367	$30.04469	361
01/01/2017 to 12/31/2017	$30.04469	$33.21896	25,882
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$9.47602	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$16.22905	$16.94488	13,411
01/01/2014 to 12/31/2014	$16.94488	$17.12636	278
01/01/2015 to 12/31/2015	$17.12636	$16.27662	6,452
01/01/2016 to 12/31/2016	$16.27662	$18.51075	261
01/01/2017 to 12/31/2017	$18.51075	$19.60602	34,979
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.30722	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$15.73773	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
02/04/2013 to 12/31/2013	$14.70920	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$14.08315	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$15.48863	$17.34108	0
01/01/2014 to 12/31/2014	$17.34108	$18.17726	0
01/01/2015 to 12/31/2015	$18.17726	$17.72606	0
01/01/2016 to 12/31/2016	$17.72606	$18.38094	0
01/01/2017 to 12/31/2017	$18.38094	$21.18657	103,317
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$15.78850	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$13.54611	$14.61442	4,714
01/01/2014 to 12/31/2014	$14.61442	$15.18731	4,338
01/01/2015 to 12/31/2015	$15.18731	$14.93978	4,115
01/01/2016 to 12/31/2016	$14.93978	$15.28867	646
01/01/2017 to 12/31/2017	$15.28867	$16.89703	176,725
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.08773	$17.10531	0
01/01/2014 to 12/31/2014	$17.10531	$18.45945	0
01/01/2015 to 12/31/2015	$18.45945	$20.12637	0
01/01/2016 to 12/31/2016	$20.12637	$19.54470	0
01/01/2017 to 12/31/2017	$19.54470	$26.16352	8,289
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.01137	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$15.28557	$14.84784	0
01/01/2014 to 12/31/2014	$14.84784	$15.56744	0
01/01/2015 to 12/31/2015	$15.56744	$15.25213	178
01/01/2016 to 12/31/2016	$15.25213	$15.42250	172
01/01/2017 to 12/31/2017	$15.42250	$15.70900	51,357
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$18.01810	$21.58621	980
01/01/2014 to 12/31/2014	$21.58621	$22.04553	749
01/01/2015 to 12/31/2015	$22.04553	$21.40744	751
01/01/2016 to 12/31/2016	$21.40744	$22.59808	178
01/01/2017 to 12/31/2017	$22.59808	$27.58078	26,179

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$15.99589	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.81594	$13.52650	0
01/01/2014 to 12/31/2014	$13.52650	$14.69236	0
01/01/2015 to 12/31/2015	$14.69236	$14.37452	0
01/01/2016 to 12/31/2016	$14.37452	$16.07120	0
01/01/2017 to 12/31/2017	$16.07120	$18.58516	9,313
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.31864	$9.97009	0
01/01/2014 to 12/31/2014	$9.97009	$10.33173	0
01/01/2015 to 10/16/2015	$10.33173	$10.32056	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.45798	$22.83700	0
01/01/2014 to 12/31/2014	$22.83700	$24.29272	0
01/01/2015 to 10/16/2015	$24.29272	$24.95094	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.88721	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.67399	$12.11508	0
01/01/2014 to 12/31/2014	$12.11508	$12.55296	0
01/01/2015 to 12/31/2015	$12.55296	$12.21738	0
01/01/2016 to 12/31/2016	$12.21738	$12.56089	0
01/01/2017 to 12/31/2017	$12.56089	$14.42086	29,830
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$16.67304	$16.14818	0
01/01/2014 to 12/31/2014	$16.14818	$15.16880	0
01/01/2015 to 12/31/2015	$15.16880	$12.44838	0
01/01/2016 to 12/31/2016	$12.44838	$13.78468	0
01/01/2017 to 12/31/2017	$13.78468	$17.16874	45,311
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.93714	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.55995	$10.23720	0
01/01/2014 to 12/31/2014	$10.23720	$10.70023	0
01/01/2015 to 12/31/2015	$10.70023	$10.51684	0
01/01/2016 to 12/31/2016	$10.51684	$10.80093	1,404
01/01/2017 to 12/31/2017	$10.80093	$11.24833	30,678
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$15.13911	$16.98570	9,653
01/01/2014 to 12/31/2014	$16.98570	$18.27897	9,557
01/01/2015 to 12/31/2015	$18.27897	$17.90358	11,474
01/01/2016 to 12/31/2016	$17.90358	$19.42551	13,301
01/01/2017 to 12/31/2017	$19.42551	$22.22609	872,597

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.69306	0
01/01/2014 to 12/31/2014	$11.69306	$13.27988	0
01/01/2015 to 12/31/2015	$13.27988	$13.28923	0
01/01/2016 to 12/31/2016	$13.28923	$14.51867	0
01/01/2017 to 12/31/2017	$14.51867	$17.37243	0
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$18.35387	$22.71732	173
01/01/2014 to 12/31/2014	$22.71732	$26.24172	161
01/01/2015 to 12/31/2015	$26.24172	$26.65747	221
01/01/2016 to 12/31/2016	$26.65747	$30.17195	1,604
01/01/2017 to 12/31/2017	$30.17195	$36.35205	15,276
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.26580	$11.98816	0
01/01/2014 to 12/31/2014	$11.98816	$12.58230	0
01/01/2015 to 12/31/2015	$12.58230	$12.41851	0
01/01/2016 to 12/31/2016	$12.41851	$13.01243	0
01/01/2017 to 12/31/2017	$13.01243	$15.15701	0
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$14.15747	$15.40787	0
01/01/2014 to 12/31/2014	$15.40787	$15.96490	0
01/01/2015 to 12/31/2015	$15.96490	$15.70721	2,779
01/01/2016 to 12/31/2016	$15.70721	$16.22525	0
01/01/2017 to 12/31/2017	$16.22525	$18.58625	374,801
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$15.77846	$17.85622	4,316
01/01/2014 to 12/31/2014	$17.85622	$18.55325	4,279
01/01/2015 to 12/31/2015	$18.55325	$18.18503	4,628
01/01/2016 to 12/31/2016	$18.18503	$19.14383	389
01/01/2017 to 04/28/2017	$19.14383	$19.92689	0
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$14.59329	$16.11428	520
01/01/2014 to 12/31/2014	$16.11428	$16.36281	521
01/01/2015 to 10/16/2015	$16.36281	$15.94091	0
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$18.37835	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.37592	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.48325	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.45304	$17.35339	3,233
01/01/2014 to 12/31/2014	$17.35339	$18.10737	3,207
01/01/2015 to 12/31/2015	$18.10737	$17.85242	4,657
01/01/2016 to 12/31/2016	$17.85242	$18.92136	5,577
01/01/2017 to 12/31/2017	$18.92136	$21.52088	343,549
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$16.99348	$20.70293	534
01/01/2014 to 12/31/2014	$20.70293	$21.92630	514
01/01/2015 to 10/16/2015	$21.92630	$20.36087	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.67742	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$16.46538	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$14.61760	$15.96386	0
01/01/2014 to 12/31/2014	$15.96386	$14.41700	0
01/01/2015 to 12/31/2015	$14.41700	$11.47238	0
01/01/2016 to 12/31/2016	$11.47238	$14.08949	1,147
01/01/2017 to 12/31/2017	$14.08949	$15.31689	52,279
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$12.21688	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.06977	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$15.54996	$17.89878	17,139
01/01/2014 to 12/31/2014	$17.89878	$18.61026	17,002
01/01/2015 to 12/31/2015	$18.61026	$18.22434	16,858
01/01/2016 to 12/31/2016	$18.22434	$19.13250	17,758
01/01/2017 to 12/31/2017	$19.13250	$21.41890	42,438
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.70394	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$16.05056	$19.89099	0
01/01/2014 to 04/25/2014	$19.89099	$20.52002	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$18.35486	$19.97395	0
01/01/2014 to 04/25/2014	$19.97395	$19.56108	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.21426	$13.80093	0
01/01/2014 to 12/31/2014	$13.80093	$15.34558	0
01/01/2015 to 12/31/2015	$15.34558	$15.43559	0
01/01/2016 to 12/31/2016	$15.43559	$17.46578	0
01/01/2017 to 12/31/2017	$17.46578	$18.68925	1,394
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$17.45545	$22.46667	0
01/01/2014 to 12/31/2014	$22.46667	$26.49594	0
01/01/2015 to 12/31/2015	$26.49594	$26.93766	0
01/01/2016 to 12/31/2016	$26.93766	$23.50545	0
01/01/2017 to 12/31/2017	$23.50545	$26.83194	594
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.43839	$13.20500	0
01/01/2014 to 12/31/2014	$13.20500	$14.05936	0
01/01/2015 to 12/31/2015	$14.05936	$14.02256	0
01/01/2016 to 12/31/2016	$14.02256	$13.92420	0
01/01/2017 to 12/31/2017	$13.92420	$16.80939	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$14.93614	$14.46934	0
01/01/2014 to 12/31/2014	$14.46934	$13.42569	0
01/01/2015 to 12/31/2015	$13.42569	$11.07174	0
01/01/2016 to 08/05/2016	$11.07174	$12.14386	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12652	$9.73751	0
01/01/2017 to 12/31/2017	$9.73751	$13.54041	3,621
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$13.09825	$14.65420	0
01/01/2014 to 12/31/2014	$14.65420	$14.21516	0
01/01/2015 to 12/31/2015	$14.21516	$12.69495	0
01/01/2016 to 12/31/2016	$12.69495	$12.59140	0
01/01/2017 to 12/31/2017	$12.59140	$16.48929	0
ProFund VP Banks
02/04/2013 to 12/31/2013	$13.31783	$16.74482	0
01/01/2014 to 12/31/2014	$16.74482	$18.21437	0
01/01/2015 to 12/31/2015	$18.21437	$17.87249	0
01/01/2016 to 12/31/2016	$17.87249	$21.70553	0
01/01/2017 to 12/31/2017	$21.70553	$25.22475	0
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$16.60762	$18.92250	0
01/01/2014 to 12/31/2014	$18.92250	$18.96263	0
01/01/2015 to 12/31/2015	$18.96263	$16.08588	0
01/01/2016 to 12/31/2016	$16.08588	$18.78461	0
01/01/2017 to 12/31/2017	$18.78461	$22.76299	0
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.17054	$3.18561	0
01/01/2014 to 12/31/2014	$3.18561	$2.69214	0
01/01/2015 to 12/31/2015	$2.69214	$2.52252	0
01/01/2016 to 12/31/2016	$2.52252	$2.16150	0
01/01/2017 to 12/31/2017	$2.16150	$1.74753	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
02/04/2013 to 12/31/2013	$16.34227	$19.96657	0
01/01/2014 to 12/31/2014	$19.96657	$21.93364	0
01/01/2015 to 12/31/2015	$21.93364	$21.51654	0
01/01/2016 to 12/31/2016	$21.51654	$23.25390	0
01/01/2017 to 12/31/2017	$23.25390	$27.35047	0
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$17.71173	$21.28094	616
01/01/2014 to 12/31/2014	$21.28094	$23.11722	622
01/01/2015 to 12/31/2015	$23.11722	$23.73057	592
01/01/2016 to 12/31/2016	$23.73057	$24.21597	0
01/01/2017 to 12/31/2017	$24.21597	$27.45874	302
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$19.47360	$25.49530	520
01/01/2014 to 12/31/2014	$25.49530	$28.25646	517
01/01/2015 to 12/31/2015	$28.25646	$29.15262	482
01/01/2016 to 12/31/2016	$29.15262	$29.93346	0
01/01/2017 to 12/31/2017	$29.93346	$34.91912	238
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$14.70357	$17.13448	0
01/01/2014 to 12/31/2014	$17.13448	$15.42582	0
01/01/2015 to 12/31/2015	$15.42582	$13.54848	0
01/01/2016 to 12/31/2016	$13.54848	$14.39522	0
01/01/2017 to 12/31/2017	$14.39522	$16.98357	0
ProFund VP Financials
02/04/2013 to 12/31/2013	$15.62647	$19.21216	689
01/01/2014 to 12/31/2014	$19.21216	$21.37923	678
01/01/2015 to 12/31/2015	$21.37923	$20.75438	674
01/01/2016 to 12/31/2016	$20.75438	$23.58776	775
01/01/2017 to 12/31/2017	$23.58776	$27.47511	738
ProFund VP Health Care
02/04/2013 to 12/31/2013	$17.46919	$22.50584	588
01/01/2014 to 12/31/2014	$22.50584	$27.43596	516
01/01/2015 to 12/31/2015	$27.43596	$28.39631	500
01/01/2016 to 12/31/2016	$28.39631	$26.85138	0
01/01/2017 to 12/31/2017	$26.85138	$31.99857	257
ProFund VP Industrials
02/04/2013 to 12/31/2013	$18.27803	$23.54767	568
01/01/2014 to 12/31/2014	$23.54767	$24.50057	589
01/01/2015 to 12/31/2015	$24.50057	$23.31947	607
01/01/2016 to 12/31/2016	$23.31947	$27.01468	672
01/01/2017 to 12/31/2017	$27.01468	$32.58737	629
ProFund VP Japan
02/04/2013 to 12/31/2013	$10.78802	$14.93851	0
01/01/2014 to 12/31/2014	$14.93851	$15.19688	0
01/01/2015 to 12/31/2015	$15.19688	$15.84643	0
01/01/2016 to 12/31/2016	$15.84643	$15.68165	0
01/01/2017 to 12/31/2017	$15.68165	$18.30655	0
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$16.51611	$20.58991	0
01/01/2014 to 12/31/2014	$20.58991	$22.91451	0
01/01/2015 to 12/31/2015	$22.91451	$23.43076	0
01/01/2016 to 12/31/2016	$23.43076	$24.24987	686
01/01/2017 to 12/31/2017	$24.24987	$29.94370	1,304

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$16.67449	$20.10016	0
01/01/2014 to 12/31/2014	$20.10016	$21.88355	0
01/01/2015 to 12/31/2015	$21.88355	$20.54502	0
01/01/2016 to 12/31/2016	$20.54502	$23.37223	535
01/01/2017 to 12/31/2017	$23.37223	$26.12882	1,332
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$18.67448	$22.53258	0
01/01/2014 to 12/31/2014	$22.53258	$23.51416	0
01/01/2015 to 12/31/2015	$23.51416	$23.23891	0
01/01/2016 to 12/31/2016	$23.23891	$25.85167	677
01/01/2017 to 12/31/2017	$25.85167	$30.14186	645
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$17.68695	$21.56112	0
01/01/2014 to 12/31/2014	$21.56112	$23.41268	0
01/01/2015 to 12/31/2015	$23.41268	$21.17553	0
01/01/2016 to 12/31/2016	$21.17553	$25.94879	833
01/01/2017 to 12/31/2017	$25.94879	$28.28637	859
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$17.79919	$23.14785	0
01/01/2014 to 12/31/2014	$23.14785	$26.69160	0
01/01/2015 to 12/31/2015	$26.69160	$28.26546	0
01/01/2016 to 12/31/2016	$28.26546	$29.32078	0
01/01/2017 to 12/31/2017	$29.32078	$37.67320	0
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$15.33203	$17.37588	0
01/01/2014 to 12/31/2014	$17.37588	$15.26291	0
01/01/2015 to 12/31/2015	$15.26291	$11.52587	0
01/01/2016 to 12/31/2016	$11.52587	$14.10632	0
01/01/2017 to 12/31/2017	$14.10632	$13.46103	0
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$17.46864	$21.30345	0
01/01/2014 to 12/31/2014	$21.30345	$25.05917	0
01/01/2015 to 12/31/2015	$25.05917	$25.79312	0
01/01/2016 to 12/31/2016	$25.79312	$24.47095	0
01/01/2017 to 12/31/2017	$24.47095	$26.61494	0
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$11.50457	$7.37985	0
01/01/2014 to 12/31/2014	$7.37985	$5.53708	0
01/01/2015 to 12/31/2015	$5.53708	$3.66400	0
01/01/2016 to 12/31/2016	$3.66400	$5.62652	0
01/01/2017 to 12/31/2017	$5.62652	$5.83781	0
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$21.47039	$20.35749	0
01/01/2014 to 12/31/2014	$20.35749	$25.08139	0
01/01/2015 to 12/31/2015	$25.08139	$24.79772	0
01/01/2016 to 12/31/2016	$24.79772	$25.83800	0
01/01/2017 to 12/31/2017	$25.83800	$27.51404	0
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$5.00187	$5.51265	0
01/01/2014 to 12/31/2014	$5.51265	$3.78882	0
01/01/2015 to 12/31/2015	$3.78882	$3.67459	0
01/01/2016 to 12/31/2016	$3.67459	$3.43448	0
01/01/2017 to 12/31/2017	$3.43448	$2.98189	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$3.80862	$2.72078	0
01/01/2014 to 12/31/2014	$2.72078	$2.16156	0
01/01/2015 to 12/31/2015	$2.16156	$1.85241	0
01/01/2016 to 12/31/2016	$1.85241	$1.64199	0
01/01/2017 to 12/31/2017	$1.64199	$1.20966	0
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$18.32938	$23.97560	0
01/01/2014 to 12/31/2014	$23.97560	$24.14137	0
01/01/2015 to 12/31/2015	$24.14137	$24.07029	0
01/01/2016 to 12/31/2016	$24.07029	$28.52202	876
01/01/2017 to 12/31/2017	$28.52202	$31.75510	610
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$17.01041	$22.00482	0
01/01/2014 to 12/31/2014	$22.00482	$22.94653	0
01/01/2015 to 12/31/2015	$22.94653	$20.74180	0
01/01/2016 to 12/31/2016	$20.74180	$26.32412	661
01/01/2017 to 12/31/2017	$26.32412	$28.46286	682
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$15.17172	$16.06785	0
01/01/2014 to 12/31/2014	$16.06785	$15.92441	0
01/01/2015 to 12/31/2015	$15.92441	$15.93227	0
01/01/2016 to 12/31/2016	$15.93227	$19.10236	0
01/01/2017 to 12/31/2017	$19.10236	$18.42634	0
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$13.01278	$10.88966	0
01/01/2014 to 12/31/2014	$10.88966	$14.63732	0
01/01/2015 to 12/31/2015	$14.63732	$13.61127	0
01/01/2016 to 12/31/2016	$13.61127	$13.37318	0
01/01/2017 to 12/31/2017	$13.37318	$14.43025	0
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$30.06955	$44.36447	0
01/01/2014 to 12/31/2014	$44.36447	$50.42905	0
01/01/2015 to 12/31/2015	$50.42905	$45.15087	0
01/01/2016 to 12/31/2016	$45.15087	$61.36771	0
01/01/2017 to 12/31/2017	$61.36771	$77.93424	0
ProFund VP Utilities
02/04/2013 to 12/31/2013	$15.32790	$16.40032	0
01/01/2014 to 12/31/2014	$16.40032	$20.34619	0
01/01/2015 to 12/31/2015	$20.34619	$18.76738	0
01/01/2016 to 12/31/2016	$18.76738	$21.28435	0
01/01/2017 to 12/31/2017	$21.28435	$23.20838	0
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$15.74076	$17.92428	0
01/01/2014 to 12/31/2014	$17.92428	$16.65483	0
01/01/2015 to 12/31/2015	$16.65483	$16.96591	0
01/01/2016 to 12/31/2016	$16.96591	$16.12147	0
01/01/2017 to 12/31/2017	$16.12147	$21.57856	0
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$16.89445	$22.92894	0
01/01/2014 to 04/25/2014	$22.92894	$22.63375	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$16.24267	$20.95536	0
01/01/2014 to 04/25/2014	$20.95536	$20.83634	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$18.87114	$22.95959	0
01/01/2014 to 04/25/2014	$22.95959	$22.61874	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$17.86008	$21.71962	0
01/01/2014 to 04/25/2014	$21.71962	$22.47099	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.57578	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$16.61172	$20.16255	0
01/01/2014 to 12/31/2014	$20.16255	$21.91899	0
01/01/2015 to 12/31/2015	$21.91899	$21.48794	0
01/01/2016 to 04/29/2016	$21.48794	$21.52836	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.53589	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$12.88592	$18.27048	0
01/01/2014 to 12/31/2014	$18.27048	$17.70398	0
01/01/2015 to 12/31/2015	$17.70398	$16.98743	0
01/01/2016 to 12/31/2016	$16.98743	$18.09843	0
01/01/2017 to 12/31/2017	$18.09843	$22.49895	0
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV Cliff
M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$16.85658	$18.07361	0
01/01/2014 to 12/31/2014	$18.07361	$18.21901	0
01/01/2015 to 12/31/2015	$18.21901	$17.97341	0
01/01/2016 to 12/31/2016	$17.97341	$19.29794	0
01/01/2017 to 12/31/2017	$19.29794	$19.92061	0
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.69398	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$12.56831	$14.04352	914,703
01/01/2014 to 12/31/2014	$14.04352	$14.67779	923,892
01/01/2015 to 12/31/2015	$14.67779	$14.57371	939,040
01/01/2016 to 12/31/2016	$14.57371	$15.37572	1,054,640
01/01/2017 to 12/31/2017	$15.37572	$17.70919	1,342,206
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.64934	1,375
01/01/2014 to 12/31/2014	$11.64934	$12.98571	0
01/01/2015 to 12/31/2015	$12.98571	$13.01178	0
01/01/2016 to 12/31/2016	$13.01178	$14.18885	0
01/01/2017 to 12/31/2017	$14.18885	$17.07037	0
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.24231	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.28503	$11.04328	76,753
01/01/2014 to 12/31/2014	$11.04328	$11.41009	157,913
01/01/2015 to 12/31/2015	$11.41009	$10.90166	135,734
01/01/2016 to 12/31/2016	$10.90166	$11.48586	110,474
01/01/2017 to 12/31/2017	$11.48586	$12.74088	99,972
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99876	$10.51115	2,188
01/01/2014 to 12/31/2014	$10.51115	$10.72395	8,847
01/01/2015 to 12/31/2015	$10.72395	$10.59190	5,025
01/01/2016 to 12/31/2016	$10.59190	$11.09561	23,017
01/01/2017 to 04/28/2017	$11.09561	$11.49642	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$12.73027	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$15.36279	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$12.69278	$12.50657	1,597
01/01/2014 to 12/31/2014	$12.50657	$12.30538	1,512
01/01/2015 to 12/31/2015	$12.30538	$12.08417	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.28396	$11.10513	413
01/01/2014 to 12/31/2014	$11.10513	$10.98902	0
01/01/2015 to 12/31/2015	$10.98902	$10.79920	0
01/01/2016 to 12/31/2016	$10.79920	$10.68659	0
01/01/2017 to 01/03/2017	$10.68659	$10.68188	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.16806	$11.83381	3,474
01/01/2014 to 12/31/2014	$11.83381	$11.82294	805
01/01/2015 to 12/31/2015	$11.82294	$11.66492	1,291
01/01/2016 to 12/31/2016	$11.66492	$11.62381	42,620
01/01/2017 to 12/31/2017	$11.62381	$11.53420	0
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.09126	$13.59462	7,412
01/01/2014 to 12/31/2014	$13.59462	$13.74717	23,989
01/01/2015 to 12/31/2015	$13.74717	$13.65072	83,299
01/01/2016 to 12/31/2016	$13.65072	$13.66279	59,723
01/01/2017 to 12/31/2017	$13.66279	$13.55419	84,447
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.20254	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.65612	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.47863	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.28044	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.15014	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.74587	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.63579	$15.44992	12,079
01/01/2014 to 12/31/2014	$15.44992	$16.78047	9,358
01/01/2015 to 12/31/2015	$16.78047	$15.74111	5,127
01/01/2016 to 12/31/2016	$15.74111	$17.63675	3,912
01/01/2017 to 04/28/2017	$17.63675	$18.28033	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.90646	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99876	$11.67826	3,518
01/01/2014 to 12/31/2014	$11.67826	$13.06863	101,098
01/01/2015 to 12/31/2015	$13.06863	$12.41279	9,477
01/01/2016 to 12/31/2016	$12.41279	$14.04809	10,957
01/01/2017 to 12/31/2017	$14.04809	$16.38456	3,605
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$29.86747	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99876	$9.69944	5,223
01/01/2014 to 12/31/2014	$9.69944	$10.04137	21,211
01/01/2015 to 12/31/2015	$10.04137	$9.88113	61,624
01/01/2016 to 12/31/2016	$9.88113	$10.17780	75,539
01/01/2017 to 04/28/2017	$10.17780	$10.39412	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.57547	$12.07159	202,114
01/01/2014 to 12/31/2014	$12.07159	$12.57040	223,202
01/01/2015 to 10/16/2015	$12.57040	$12.55440	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$10.85266	$12.00397	612,082
01/01/2014 to 12/31/2014	$12.00397	$12.19659	630,567
01/01/2015 to 12/31/2015	$12.19659	$12.13264	586,415
01/01/2016 to 12/31/2016	$12.13264	$12.45936	792,485
01/01/2017 to 12/31/2017	$12.45936	$14.29456	791,645
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.20832	$13.19154	529,184
01/01/2014 to 12/31/2014	$13.19154	$13.40649	504,484
01/01/2015 to 10/16/2015	$13.40649	$12.86140	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99876	$10.82788	28,171
01/01/2014 to 12/31/2014	$10.82788	$10.93835	68,142
01/01/2015 to 10/16/2015	$10.93835	$10.45353	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.47154	$11.57452	12,503
01/01/2014 to 12/31/2014	$11.57452	$12.98832	12,241
01/01/2015 to 12/31/2015	$12.98832	$12.78206	6,799
01/01/2016 to 12/31/2016	$12.78206	$12.70342	5,366
01/01/2017 to 12/31/2017	$12.70342	$13.87559	3,419
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$16.05666	$19.80965	25,624
01/01/2014 to 02/07/2014	$19.80965	$19.49129	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$15.36286	$19.05855	238,839
01/01/2014 to 12/31/2014	$19.05855	$21.23797	208,064
01/01/2015 to 12/31/2015	$21.23797	$19.95268	348,397
01/01/2016 to 12/31/2016	$19.95268	$21.92245	287,328
01/01/2017 to 12/31/2017	$21.92245	$23.69919	258,052
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$23.42521	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.03412	$11.66695	244,784
01/01/2014 to 12/31/2014	$11.66695	$11.95644	226,251
01/01/2015 to 12/31/2015	$11.95644	$11.67003	204,898
01/01/2016 to 12/31/2016	$11.67003	$12.09950	211,816
01/01/2017 to 12/31/2017	$12.09950	$13.38237	174,583
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$25.10338	$32.49545	27,832
01/01/2014 to 12/31/2014	$32.49545	$34.31198	17,845
01/01/2015 to 12/31/2015	$34.31198	$31.94035	16,662
01/01/2016 to 12/31/2016	$31.94035	$39.11145	10,115
01/01/2017 to 12/31/2017	$39.11145	$43.22186	1,609

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.08861	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$18.56289	$19.37278	59,982
01/01/2014 to 12/31/2014	$19.37278	$19.57024	66,868
01/01/2015 to 12/31/2015	$19.57024	$18.58978	21,563
01/01/2016 to 12/31/2016	$18.58978	$21.13068	19,340
01/01/2017 to 12/31/2017	$21.13068	$22.36965	8,640
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$13.42940	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$18.96293	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
AST International Value Portfolio
02/04/2013 to 12/31/2013	$19.88753	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.21190	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$10.91217	$12.21159	206,059
01/01/2014 to 12/31/2014	$12.21159	$12.79389	200,787
01/01/2015 to 12/31/2015	$12.79389	$12.47003	154,273
01/01/2016 to 12/31/2016	$12.47003	$12.92420	89,528
01/01/2017 to 12/31/2017	$12.92420	$14.88938	82,828
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$18.80765	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$16.69348	$18.00177	431,411
01/01/2014 to 12/31/2014	$18.00177	$18.69790	400,844
01/01/2015 to 12/31/2015	$18.69790	$18.38372	392,860
01/01/2016 to 12/31/2016	$18.38372	$18.80358	269,352
01/01/2017 to 12/31/2017	$18.80358	$20.77115	251,548

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.06627	$17.06956	23,102
01/01/2014 to 12/31/2014	$17.06956	$18.41152	6,505
01/01/2015 to 12/31/2015	$18.41152	$20.06386	6,664
01/01/2016 to 12/31/2016	$20.06386	$19.47410	5,564
01/01/2017 to 12/31/2017	$19.47410	$26.05579	1,420
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$16.71324	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$17.98041	$17.45762	68,600
01/01/2014 to 12/31/2014	$17.45762	$18.29443	75,763
01/01/2015 to 12/31/2015	$18.29443	$17.91477	83,372
01/01/2016 to 12/31/2016	$17.91477	$18.10574	76,156
01/01/2017 to 12/31/2017	$18.10574	$18.43286	58,907
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$22.75248	$27.24562	34,507
01/01/2014 to 12/31/2014	$27.24562	$27.81121	34,520
01/01/2015 to 12/31/2015	$27.81121	$26.99262	41,237
01/01/2016 to 12/31/2016	$26.99262	$28.47952	16,276
01/01/2017 to 12/31/2017	$28.47952	$34.74136	3,432
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$16.12024	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.81333	$13.51699	3,682
01/01/2014 to 12/31/2014	$13.51699	$14.67460	13,317
01/01/2015 to 12/31/2015	$14.67460	$14.34997	10,273
01/01/2016 to 12/31/2016	$14.34997	$16.03573	12,275
01/01/2017 to 12/31/2017	$16.03573	$18.53474	2,551
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.31210	$9.95920	927
01/01/2014 to 12/31/2014	$9.95920	$10.31503	4,409
01/01/2015 to 10/16/2015	$10.31503	$10.29974	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.46266	$27.77898	69,806
01/01/2014 to 12/31/2014	$27.77898	$29.53468	41,017
01/01/2015 to 10/16/2015	$29.53468	$30.32276	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.53837	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.66971	$12.10474	73,677
01/01/2014 to 12/31/2014	$12.10474	$12.53582	48,265
01/01/2015 to 12/31/2015	$12.53582	$12.19454	84,018
01/01/2016 to 12/31/2016	$12.19454	$12.53110	107,360
01/01/2017 to 12/31/2017	$12.53110	$14.37938	78,114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.24979	$9.92259	54,894
01/01/2014 to 12/31/2014	$9.92259	$9.31607	53,824
01/01/2015 to 12/31/2015	$9.31607	$7.64144	41,125
01/01/2016 to 12/31/2016	$7.64144	$8.45745	32,962
01/01/2017 to 12/31/2017	$8.45745	$10.52838	1,188
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.79647	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.55320	$10.22599	5,372
01/01/2014 to 12/31/2014	$10.22599	$10.68313	9,072
01/01/2015 to 12/31/2015	$10.68313	$10.49472	8,112
01/01/2016 to 12/31/2016	$10.49472	$10.77277	12,387
01/01/2017 to 12/31/2017	$10.77277	$11.21336	4,732
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.33296	$11.58795	1,274,455
01/01/2014 to 12/31/2014	$11.58795	$12.46398	1,357,542
01/01/2015 to 12/31/2015	$12.46398	$12.20177	1,634,075
01/01/2016 to 12/31/2016	$12.20177	$13.23237	1,622,922
01/01/2017 to 12/31/2017	$13.23237	$15.13251	2,219,920
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.68891	0
01/01/2014 to 12/31/2014	$11.68891	$13.26836	1,032
01/01/2015 to 12/31/2015	$13.26836	$13.27096	0
01/01/2016 to 12/31/2016	$13.27096	$14.49139	0
01/01/2017 to 12/31/2017	$14.49139	$17.33109	0
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$15.65153	$19.36367	22,989
01/01/2014 to 12/31/2014	$19.36367	$22.35635	15,861
01/01/2015 to 12/31/2015	$22.35635	$22.69909	4,955
01/01/2016 to 12/31/2016	$22.69909	$25.67886	3,125
01/01/2017 to 12/31/2017	$25.67886	$30.92297	2,385
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.25658	$11.97180	0
01/01/2014 to 12/31/2014	$11.97180	$12.55892	2,315
01/01/2015 to 12/31/2015	$12.55892	$12.38914	3,004
01/01/2016 to 12/31/2016	$12.38914	$12.97522	16,709
01/01/2017 to 12/31/2017	$12.97522	$15.10592	41,624
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.26786	$11.16962	512,441
01/01/2014 to 12/31/2014	$11.16962	$11.56752	472,900
01/01/2015 to 12/31/2015	$11.56752	$11.37512	460,148
01/01/2016 to 12/31/2016	$11.37512	$11.74430	272,916
01/01/2017 to 12/31/2017	$11.74430	$13.44641	230,054
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$11.66316	$13.19293	269,266
01/01/2014 to 12/31/2014	$13.19293	$13.70108	300,394
01/01/2015 to 12/31/2015	$13.70108	$13.42237	413,872
01/01/2016 to 12/31/2016	$13.42237	$14.12294	304,567
01/01/2017 to 04/28/2017	$14.12294	$14.69821	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$15.13344	$16.70296	187,437
01/01/2014 to 12/31/2014	$16.70296	$16.95192	164,128
01/01/2015 to 10/16/2015	$16.95192	$16.50819	0
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$26.55469	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.95189	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.97245	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$17.99859	$20.20254	480,938
01/01/2014 to 12/31/2014	$20.20254	$21.06946	487,593
01/01/2015 to 12/31/2015	$21.06946	$20.76221	548,289
01/01/2016 to 12/31/2016	$20.76221	$21.99432	478,041
01/01/2017 to 12/31/2017	$21.99432	$25.00330	687,137
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$15.42403	$18.78231	75,195
01/01/2014 to 12/31/2014	$18.78231	$19.88218	59,965
01/01/2015 to 10/16/2015	$19.88218	$18.45524	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.82130	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$17.21047	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$27.78661	$30.33191	47,111
01/01/2014 to 12/31/2014	$30.33191	$27.37892	30,701
01/01/2015 to 12/31/2015	$27.37892	$21.77594	19,831
01/01/2016 to 12/31/2016	$21.77594	$26.73001	10,024
01/01/2017 to 12/31/2017	$26.73001	$29.04375	2,206

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$15.15322	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.57965	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$10.70246	$12.31337	257,016
01/01/2014 to 12/31/2014	$12.31337	$12.79624	195,918
01/01/2015 to 12/31/2015	$12.79624	$12.52455	147,171
01/01/2016 to 12/31/2016	$12.52455	$13.14198	118,032
01/01/2017 to 12/31/2017	$13.14198	$14.70506	154,150
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.03157	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$12.93981	$16.02850	4,902
01/01/2014 to 04/25/2014	$16.02850	$16.53272	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$26.00424	$28.28501	7,741
01/01/2014 to 04/25/2014	$28.28501	$27.69588	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.20417	$13.78228	6,184
01/01/2014 to 12/31/2014	$13.78228	$15.31699	2,269
01/01/2015 to 12/31/2015	$15.31699	$15.39896	7,758
01/01/2016 to 12/31/2016	$15.39896	$17.41551	7,127
01/01/2017 to 12/31/2017	$17.41551	$18.62591	562
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$18.58088	$23.90424	7,777
01/01/2014 to 12/31/2014	$23.90424	$28.17695	3,231
01/01/2015 to 12/31/2015	$28.17695	$28.63215	5,275
01/01/2016 to 12/31/2016	$28.63215	$24.97132	4,303
01/01/2017 to 12/31/2017	$24.97132	$28.49074	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.43429	$13.19386	6,373
01/01/2014 to 12/31/2014	$13.19386	$14.04040	3,000
01/01/2015 to 12/31/2015	$14.04040	$13.99660	18
01/01/2016 to 12/31/2016	$13.99660	$13.89140	0
01/01/2017 to 12/31/2017	$13.89140	$16.76123	0
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$17.09449	$20.55423	0
01/01/2014 to 12/31/2014	$20.55423	$22.48350	0
01/01/2015 to 12/31/2015	$22.48350	$23.65549	0
01/01/2016 to 12/31/2016	$23.65549	$23.12550	0
01/01/2017 to 12/31/2017	$23.12550	$30.78286	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$11.69351	$16.26228	0
01/01/2014 to 04/25/2014	$16.26228	$16.21160	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$30.39162	$29.42831	11,437
01/01/2014 to 12/31/2014	$29.42831	$27.29190	7,982
01/01/2015 to 12/31/2015	$27.29190	$22.49527	2,074
01/01/2016 to 08/05/2016	$22.49527	$24.66611	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12650	$9.73548	2,875
01/01/2017 to 12/31/2017	$9.73548	$13.53085	1,096
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$25.24057	$28.22598	3,074
01/01/2014 to 12/31/2014	$28.22598	$27.36647	1,631
01/01/2015 to 12/31/2015	$27.36647	$24.42751	28
01/01/2016 to 12/31/2016	$24.42751	$24.21613	525
01/01/2017 to 12/31/2017	$24.21613	$31.69658	467
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.94560	$7.47213	9,231
01/01/2014 to 12/31/2014	$7.47213	$8.12375	124
01/01/2015 to 12/31/2015	$8.12375	$7.96721	0
01/01/2016 to 12/31/2016	$7.96721	$9.67102	0
01/01/2017 to 12/31/2017	$9.67102	$11.23331	0
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$19.00964	$21.64942	11,275
01/01/2014 to 12/31/2014	$21.64942	$21.68422	2,171
01/01/2015 to 12/31/2015	$21.68422	$18.38519	0
01/01/2016 to 12/31/2016	$18.38519	$21.45897	0
01/01/2017 to 12/31/2017	$21.45897	$25.99065	0
ProFund VP Bear
02/04/2013 to 12/31/2013	$3.23233	$2.46781	1,948
01/01/2014 to 12/31/2014	$2.46781	$2.08445	13,337
01/01/2015 to 12/31/2015	$2.08445	$1.95211	0
01/01/2016 to 12/31/2016	$1.95211	$1.67189	0
01/01/2017 to 12/31/2017	$1.67189	$1.35098	0
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$26.29563	$40.61790	0
01/01/2014 to 12/31/2014	$40.61790	$51.90208	0
01/01/2015 to 12/31/2015	$51.90208	$52.81091	0
01/01/2016 to 12/31/2016	$52.81091	$43.96893	0
01/01/2017 to 12/31/2017	$43.96893	$53.07452	0
ProFund VP Bull
02/04/2013 to 12/31/2013	$14.41173	$17.59976	3,694
01/01/2014 to 12/31/2014	$17.59976	$19.32388	0
01/01/2015 to 12/31/2015	$19.32388	$18.94683	0
01/01/2016 to 12/31/2016	$18.94683	$20.46639	0
01/01/2017 to 12/31/2017	$20.46639	$24.05976	1,591
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$17.38174	$20.87496	647
01/01/2014 to 12/31/2014	$20.87496	$22.66472	830
01/01/2015 to 12/31/2015	$22.66472	$23.25420	0
01/01/2016 to 12/31/2016	$23.25420	$23.71789	51
01/01/2017 to 12/31/2017	$23.71789	$26.88037	111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$15.92005	$20.83338	2,386
01/01/2014 to 12/31/2014	$20.83338	$23.07795	821
01/01/2015 to 12/31/2015	$23.07795	$23.79785	0
01/01/2016 to 12/31/2016	$23.79785	$24.42296	557
01/01/2017 to 12/31/2017	$24.42296	$28.47642	79
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$15.99411	$18.62976	5,565
01/01/2014 to 12/31/2014	$18.62976	$16.76351	4,459
01/01/2015 to 12/31/2015	$16.76351	$14.71584	125
01/01/2016 to 12/31/2016	$14.71584	$15.62771	4,773
01/01/2017 to 12/31/2017	$15.62771	$18.42836	4,259
ProFund VP Financials
02/04/2013 to 12/31/2013	$8.53630	$10.49012	4,418
01/01/2014 to 12/31/2014	$10.49012	$11.66751	2,356
01/01/2015 to 12/31/2015	$11.66751	$11.32066	900
01/01/2016 to 12/31/2016	$11.32066	$12.85962	1,248
01/01/2017 to 12/31/2017	$12.85962	$14.97134	295
ProFund VP Health Care
02/04/2013 to 12/31/2013	$15.17351	$19.53924	5,835
01/01/2014 to 12/31/2014	$19.53924	$23.80743	5,793
01/01/2015 to 12/31/2015	$23.80743	$24.62830	2,285
01/01/2016 to 12/31/2016	$24.62830	$23.27663	767
01/01/2017 to 12/31/2017	$23.27663	$27.72446	171
ProFund VP Industrials
02/04/2013 to 12/31/2013	$17.90985	$23.06273	3,015
01/01/2014 to 12/31/2014	$23.06273	$23.98377	1,926
01/01/2015 to 12/31/2015	$23.98377	$22.81601	150
01/01/2016 to 12/31/2016	$22.81601	$26.41812	600
01/01/2017 to 12/31/2017	$26.41812	$31.85160	237
ProFund VP Internet
02/04/2013 to 12/31/2013	$33.87048	$46.87941	0
01/01/2014 to 12/31/2014	$46.87941	$46.69414	0
01/01/2015 to 12/31/2015	$46.69414	$55.35492	0
01/01/2016 to 12/31/2016	$55.35492	$57.54188	0
01/01/2017 to 12/31/2017	$57.54188	$77.11557	0
ProFund VP Japan
02/04/2013 to 12/31/2013	$10.92047	$15.11504	3,303
01/01/2014 to 12/31/2014	$15.11504	$15.36869	252
01/01/2015 to 12/31/2015	$15.36869	$16.01749	0
01/01/2016 to 12/31/2016	$16.01749	$15.84304	1,372
01/01/2017 to 12/31/2017	$15.84304	$18.48562	1,223
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.30795	$15.33677	5,461
01/01/2014 to 12/31/2014	$15.33677	$17.05965	6,371
01/01/2015 to 12/31/2015	$17.05965	$17.43507	5,832
01/01/2016 to 12/31/2016	$17.43507	$18.03552	5,702
01/01/2017 to 12/31/2017	$18.03552	$22.25908	4,492
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$10.92981	$13.16931	3,643
01/01/2014 to 12/31/2014	$13.16931	$14.33046	1,221
01/01/2015 to 12/31/2015	$14.33046	$13.44711	35
01/01/2016 to 12/31/2016	$13.44711	$15.28993	33
01/01/2017 to 12/31/2017	$15.28993	$17.08458	32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$20.12767	$24.27492	2,714
01/01/2014 to 12/31/2014	$24.27492	$25.31954	3,732
01/01/2015 to 12/31/2015	$25.31954	$25.01053	11,423
01/01/2016 to 12/31/2016	$25.01053	$27.80851	11,009
01/01/2017 to 12/31/2017	$27.80851	$32.40716	2,720
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$20.20376	$24.61778	2,783
01/01/2014 to 12/31/2014	$24.61778	$26.71826	2,455
01/01/2015 to 12/31/2015	$26.71826	$24.15302	12
01/01/2016 to 12/31/2016	$24.15302	$29.58259	12
01/01/2017 to 12/31/2017	$29.58259	$32.23135	10
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$19.76393	$25.69122	6,534
01/01/2014 to 12/31/2014	$25.69122	$29.60931	2,768
01/01/2015 to 12/31/2015	$29.60931	$31.33927	8,323
01/01/2016 to 12/31/2016	$31.33927	$32.49292	7,770
01/01/2017 to 12/31/2017	$32.49292	$41.72790	0
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$28.11140	$31.84425	7,093
01/01/2014 to 12/31/2014	$31.84425	$27.95766	3,558
01/01/2015 to 12/31/2015	$27.95766	$21.10165	158
01/01/2016 to 12/31/2016	$21.10165	$25.81303	83
01/01/2017 to 12/31/2017	$25.81303	$24.61982	454
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$11.44425	$13.95018	8,155
01/01/2014 to 12/31/2014	$13.95018	$16.40114	6,116
01/01/2015 to 12/31/2015	$16.40114	$16.87292	0
01/01/2016 to 12/31/2016	$16.87292	$16.00003	0
01/01/2017 to 12/31/2017	$16.00003	$17.39307	0
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$16.59434	$10.63985	10,205
01/01/2014 to 12/31/2014	$10.63985	$7.97889	4,900
01/01/2015 to 12/31/2015	$7.97889	$5.27720	2,942
01/01/2016 to 12/31/2016	$5.27720	$8.09983	10,167
01/01/2017 to 12/31/2017	$8.09983	$8.39976	3,947
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$20.21618	$19.15950	8,302
01/01/2014 to 12/31/2014	$19.15950	$23.59350	4,978
01/01/2015 to 12/31/2015	$23.59350	$23.31488	21
01/01/2016 to 12/31/2016	$23.31488	$24.28077	545
01/01/2017 to 12/31/2017	$24.28077	$25.84275	21
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.85774	$3.14817	16,692
01/01/2014 to 12/31/2014	$3.14817	$2.16264	6,839
01/01/2015 to 12/31/2015	$2.16264	$2.09648	27,027
01/01/2016 to 12/31/2016	$2.09648	$1.95850	0
01/01/2017 to 12/31/2017	$1.95850	$1.69952	0
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$10.37231	$12.93018	0
01/01/2014 to 12/31/2014	$12.93018	$17.13406	0
01/01/2015 to 12/31/2015	$17.13406	$16.39156	0
01/01/2016 to 12/31/2016	$16.39156	$20.62016	0
01/01/2017 to 12/31/2017	$20.62016	$27.53358	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.18368	$2.43719	0
01/01/2014 to 12/31/2014	$2.43719	$2.10205	0
01/01/2015 to 12/31/2015	$2.10205	$2.03531	0
01/01/2016 to 12/31/2016	$2.03531	$1.60005	0
01/01/2017 to 12/31/2017	$1.60005	$1.34202	0
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.15770	$1.54067	6,347
01/01/2014 to 12/31/2014	$1.54067	$1.22350	478
01/01/2015 to 12/31/2015	$1.22350	$1.04792	40,913
01/01/2016 to 12/31/2016	$1.04792	$0.92835	0
01/01/2017 to 12/31/2017	$0.92835	$0.68360	0
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.12321	$2.25151	0
01/01/2014 to 12/31/2014	$2.25151	$2.01309	0
01/01/2015 to 12/31/2015	$2.01309	$1.96660	0
01/01/2016 to 12/31/2016	$1.96660	$1.51884	0
01/01/2017 to 12/31/2017	$1.51884	$1.28367	0
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$21.02304	$27.48634	3,728
01/01/2014 to 12/31/2014	$27.48634	$27.66231	3,546
01/01/2015 to 12/31/2015	$27.66231	$27.56692	3,256
01/01/2016 to 12/31/2016	$27.56692	$32.64892	2,998
01/01/2017 to 12/31/2017	$32.64892	$36.33146	2,369
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$19.04648	$24.62739	8,138
01/01/2014 to 12/31/2014	$24.62739	$25.66834	3,635
01/01/2015 to 12/31/2015	$25.66834	$23.19025	29
01/01/2016 to 12/31/2016	$23.19025	$29.41671	0
01/01/2017 to 12/31/2017	$29.41671	$31.79055	0
ProFund VP Technology
02/04/2013 to 12/31/2013	$15.83368	$19.39460	0
01/01/2014 to 12/31/2014	$19.39460	$22.56441	0
01/01/2015 to 12/31/2015	$22.56441	$22.75991	0
01/01/2016 to 12/31/2016	$22.75991	$25.18666	0
01/01/2017 to 12/31/2017	$25.18666	$33.53921	0
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$13.98794	$14.80728	3,991
01/01/2014 to 12/31/2014	$14.80728	$14.66771	505
01/01/2015 to 12/31/2015	$14.66771	$14.66756	0
01/01/2016 to 12/31/2016	$14.66756	$17.57703	737
01/01/2017 to 12/31/2017	$17.57703	$16.94643	0
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$16.24152	$13.58541	2,063
01/01/2014 to 12/31/2014	$13.58541	$18.25155	4,851
01/01/2015 to 12/31/2015	$18.25155	$16.96351	1,273
01/01/2016 to 12/31/2016	$16.96351	$16.65832	1,365
01/01/2017 to 12/31/2017	$16.65832	$17.96597	1,362
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$14.62694	$22.07567	0
01/01/2014 to 12/31/2014	$22.07567	$26.79780	0
01/01/2015 to 12/31/2015	$26.79780	$25.63460	0
01/01/2016 to 12/31/2016	$25.63460	$29.94796	0
01/01/2017 to 12/31/2017	$29.94796	$41.60068	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$26.79946	$39.52154	3,253
01/01/2014 to 12/31/2014	$39.52154	$44.90128	933
01/01/2015 to 12/31/2015	$44.90128	$40.18131	0
01/01/2016 to 12/31/2016	$40.18131	$54.58581	838
01/01/2017 to 12/31/2017	$54.58581	$69.28642	154
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$24.85831	$42.28688	0
01/01/2014 to 12/31/2014	$42.28688	$56.58073	0
01/01/2015 to 12/31/2015	$56.58073	$63.31352	0
01/01/2016 to 12/31/2016	$63.31352	$67.74397	0
01/01/2017 to 12/31/2017	$67.74397	$112.33001	0
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$20.22854	$33.14657	0
01/01/2014 to 12/31/2014	$33.14657	$34.40551	0
01/01/2015 to 12/31/2015	$34.40551	$29.49199	0
01/01/2016 to 12/31/2016	$29.49199	$40.55271	0
01/01/2017 to 12/31/2017	$40.55271	$50.01213	0
ProFund VP Utilities
02/04/2013 to 12/31/2013	$20.90242	$22.35474	8,240
01/01/2014 to 12/31/2014	$22.35474	$27.71907	7,962
01/01/2015 to 12/31/2015	$27.71907	$25.55515	1,261
01/01/2016 to 12/31/2016	$25.55515	$28.96786	1,002
01/01/2017 to 12/31/2017	$28.96786	$31.57050	882
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$13.08232	$14.89024	1,035
01/01/2014 to 12/31/2014	$14.89024	$13.82860	1,040
01/01/2015 to 12/31/2015	$13.82860	$14.07972	0
01/01/2016 to 12/31/2016	$14.07972	$13.37218	0
01/01/2017 to 12/31/2017	$13.37218	$17.88946	0
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$15.75532	$21.37317	4,503
01/01/2014 to 04/25/2014	$21.37317	$21.09471	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$14.45718	$18.64332	13,725
01/01/2014 to 04/25/2014	$18.64332	$18.53442	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$16.01281	$19.47314	2,853
01/01/2014 to 04/25/2014	$19.47314	$19.18103	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$9.64728	$11.72663	15,019
01/01/2014 to 04/25/2014	$11.72663	$12.13035	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$9.74805	$12.13486	9,438
01/01/2014 to 04/25/2014	$12.13486	$12.96335	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.43085	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$16.02692	$19.44392	1,412
01/01/2014 to 12/31/2014	$19.44392	$21.12713	98
01/01/2015 to 12/31/2015	$21.12713	$20.70113	0
01/01/2016 to 04/29/2016	$20.70113	$20.73666	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$22.78243	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$12.86912	$18.23837	6,227
01/01/2014 to 12/31/2014	$18.23837	$17.66398	3,334
01/01/2015 to 12/31/2015	$17.66398	$16.94053	591
01/01/2016 to 12/31/2016	$16.94053	$18.03923	0
01/01/2017 to 12/31/2017	$18.03923	$22.41402	0
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40
bps Cliff M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.77589	$11.04359	901,901
01/01/2009 to 12/31/2009	$11.04359	$12.69830	686,444
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.82604	$7.92870	35,995,508
01/01/2009 to 12/31/2009	$7.92870	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.47938	$7.92502	16,229,117
01/01/2009 to 12/31/2009	$7.92502	$9.83646	54,720,347
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$13.43789	$8.62407	2,803,150
01/01/2009 to 12/31/2009	$8.62407	$9.98927	4,930,435
01/01/2010 to 12/31/2010	$9.98927	$11.18479	6,178,407
01/01/2011 to 12/31/2011	$11.18479	$11.39330	5,937,210
01/01/2012 to 05/04/2012	$11.39330	$12.37950	0
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99863	$10.09535	48,359
01/01/2014 to 12/31/2014	$10.09535	$9.61837	82,633
01/01/2015 to 12/31/2015	$9.61837	$7.99094	118,874
01/01/2016 to 12/31/2016	$7.99094	$8.90998	119,085
01/01/2017 to 12/31/2017	$8.90998	$11.82619	171,113
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.69575	$8.20123	24,018,186
01/01/2009 to 12/31/2009	$8.20123	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99863	$10.50019	872,802
01/01/2014 to 12/31/2014	$10.50019	$10.69645	1,112,165
01/01/2015 to 12/31/2015	$10.69645	$10.54866	1,575,826
01/01/2016 to 12/31/2016	$10.54866	$11.03355	1,716,956
01/01/2017 to 04/28/2017	$11.03355	$11.42640	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$11.30624	$11.24371	15,403,578
01/01/2009 to 12/31/2009	$11.24371	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$12.38653	$11.90687	20,478,277
01/01/2009 to 12/31/2009	$11.90687	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
AST Bond Portfolio 2015
02/04/2013* to 12/31/2013	$11.38289	$11.20068	0
01/01/2014 to 12/31/2014	$11.20068	$11.00360	0
01/01/2015 to 12/31/2015	$11.00360	$10.78939	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
02/04/2013* to 12/31/2013	$11.21402	$11.02115	0
01/01/2014 to 12/31/2014	$11.02115	$10.88950	0
01/01/2015 to 12/31/2015	$10.88950	$10.68513	0
01/01/2016 to 12/31/2016	$10.68513	$10.55780	0
01/01/2017 to 01/03/2017	$10.55780	$10.55297	0
AST Bond Portfolio 2017
02/04/2013* to 12/31/2013	$12.11092	$11.76202	0
01/01/2014 to 12/31/2014	$11.76202	$11.73311	0
01/01/2015 to 12/31/2015	$11.73311	$11.55862	0
01/01/2016 to 12/31/2016	$11.55862	$11.49977	0
01/01/2017 to 12/31/2017	$11.49977	$11.39419	0
AST Bond Portfolio 2018
02/04/2013* to 12/31/2013	$12.18425	$11.73869	0
01/01/2014 to 12/31/2014	$11.73869	$11.85239	0
01/01/2015 to 12/31/2015	$11.85239	$11.75131	0
01/01/2016 to 12/31/2016	$11.75131	$11.74380	947
01/01/2017 to 12/31/2017	$11.74380	$11.63314	12,033
AST Bond Portfolio 2019
02/04/2013* to 12/31/2013	$12.30128	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
AST Bond Portfolio 2020
02/04/2013* to 12/31/2013	$11.58370	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
AST Bond Portfolio 2021
02/04/2013* to 12/31/2013	$13.41526	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
AST Bond Portfolio 2022
02/04/2013* to 12/31/2013	$12.24131	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
AST Bond Portfolio 2023
02/04/2013* to 12/31/2013	$10.13319	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
AST Bond Portfolio 2024
02/04/2013* to 12/31/2013	$9.74443	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14540	$10.30039	58,774
01/01/2010 to 12/31/2010	$10.30039	$11.52075	748,340
01/01/2011 to 12/31/2011	$11.52075	$10.66552	655,241
01/01/2012 to 12/31/2012	$10.66552	$11.87744	688,787
01/01/2013 to 12/31/2013	$11.87744	$15.35293	921,219
01/01/2014 to 12/31/2014	$15.35293	$16.64973	861,669
01/01/2015 to 12/31/2015	$16.64973	$15.59476	723,581
01/01/2016 to 12/31/2016	$15.59476	$17.44616	688,868
01/01/2017 to 04/28/2017	$17.44616	$18.07378	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.07331	$7.72533	32,624,883
01/01/2009 to 12/31/2009	$7.72533	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.10908	$14.12224	1,741,032
01/01/2009 to 12/31/2009	$14.12224	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$12.33113	$11.29822	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99863	$9.68932	1,906,618
01/01/2014 to 12/31/2014	$9.68932	$10.01568	2,122,274
01/01/2015 to 12/31/2015	$10.01568	$9.84087	3,153,484
01/01/2016 to 12/31/2016	$9.84087	$10.12104	3,630,040
01/01/2017 to 04/28/2017	$10.12104	$10.33105	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.99940	$7.15974	2,156,002
01/01/2009 to 12/31/2009	$7.15974	$8.53657	18,482,649
01/01/2010 to 12/31/2010	$8.53657	$9.51426	20,766,873
01/01/2011 to 12/31/2011	$9.51426	$9.12625	15,624,739
01/01/2012 to 12/31/2012	$9.12625	$10.19934	18,821,366
01/01/2013 to 12/31/2013	$10.19934	$11.95941	23,114,459
01/01/2014 to 12/31/2014	$11.95941	$12.43466	21,739,589
01/01/2015 to 10/16/2015	$12.43466	$12.40393	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.29562	$7.27786	13,486,356
01/01/2009 to 12/31/2009	$7.27786	$8.86502	54,387,061
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99864	$7.47311	1,469,632
01/01/2009 to 11/13/2009	$7.47311	$8.35832	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.74813	58,178,008
01/01/2013 to 12/31/2013	$10.74813	$13.15766	59,310,001
01/01/2014 to 12/31/2014	$13.15766	$13.35178	54,167,034
01/01/2015 to 10/16/2015	$13.35178	$12.79347	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99863	$10.81654	5,741,090
01/01/2014 to 12/31/2014	$10.81654	$10.91027	8,049,243
01/01/2015 to 10/16/2015	$10.91027	$10.41414	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17531	$6.11356	100,170
01/01/2009 to 12/31/2009	$6.11356	$8.12305	1,148,210
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.87998	$6.97877	1,877,493
01/01/2009 to 12/31/2009	$6.97877	$10.25416	5,358,114
01/01/2010 to 12/31/2010	$10.25416	$11.12249	5,307,161
01/01/2011 to 12/31/2011	$11.12249	$10.50633	3,678,070
01/01/2012 to 12/31/2012	$10.50633	$12.37492	3,859,929
01/01/2013 to 12/31/2013	$12.37492	$15.79024	4,053,712
01/01/2014 to 02/07/2014	$15.79024	$15.53401	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.08482	$8.21574	14,384,005
01/01/2009 to 12/31/2009	$8.21574	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.92032	$8.68793	2,808,881
01/01/2009 to 12/31/2009	$8.68793	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.16909	$7.58116	3,825,075
01/01/2009 to 12/31/2009	$7.58116	$9.19947	36,241,046
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.87065	$12.17249	667,006
01/01/2009 to 12/31/2009	$12.17249	$15.18580	2,182,014
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.48486	$10.57058	91,319,625
01/01/2009 to 12/31/2009	$10.57058	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$13.80222	$10.10700	5,931,752
01/01/2009 to 12/31/2009	$10.10700	$13.47425	13,509,194
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.99533	$7.47791	4,027,564
01/01/2009 to 12/31/2009	$7.47791	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$24.43047	$11.95763	6,129,240
01/01/2009 to 12/31/2009	$11.95763	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
AST International Value Portfolio
01/01/2008 to 12/31/2008	$20.85236	$11.48381	2,393,870
01/01/2009 to 12/31/2009	$11.48381	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.18905	$6.94424	1,952,838
01/01/2009 to 12/31/2009	$6.94424	$8.65097	25,271,257
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$17.98384	$10.36784	2,459,224
01/01/2009 to 12/31/2009	$10.36784	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.89565	$10.44856	15,430,642
01/01/2009 to 12/31/2009	$10.44856	$12.53898	46,430,018
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08402	$10.29064	141,417
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.36132	$8.51147	16,673,165
01/01/2009 to 12/31/2009	$8.51147	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.74435	$10.37423	8,586,978
01/01/2009 to 12/31/2009	$10.37423	$13.73367	10,096,051
01/01/2010 to 12/31/2010	$13.73367	$15.31907	8,604,037
01/01/2011 to 12/31/2011	$15.31907	$16.59906	9,200,629
01/01/2012 to 12/31/2012	$16.59906	$17.29281	8,547,651
01/01/2013 to 12/31/2013	$17.29281	$16.66727	6,345,324
01/01/2014 to 12/31/2014	$16.66727	$17.43964	6,499,325
01/01/2015 to 12/31/2015	$17.43964	$17.05172	6,830,418
01/01/2016 to 12/31/2016	$17.05172	$17.20730	6,116,245
01/01/2017 to 12/31/2017	$17.20730	$17.49157	5,657,864
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$18.30725	$11.88498	1,412,847
01/01/2009 to 12/31/2009	$11.88498	$15.37175	2,567,781
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.73253	$7.97628	3,159,245
01/01/2009 to 12/31/2009	$7.97628	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02854	$10.07074	577,115
01/01/2012 to 12/31/2012	$10.07074	$10.38700	1,360,083
01/01/2013 to 12/31/2013	$10.38700	$9.92625	1,174,650
01/01/2014 to 12/31/2014	$9.92625	$10.26533	1,748,755
01/01/2015 to 10/16/2015	$10.26533	$10.23779	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.33589	$9.12822	3,042,143
01/01/2009 to 12/31/2009	$9.12822	$11.65192	4,022,837
01/01/2010 to 12/31/2010	$11.65192	$14.74600	5,702,161
01/01/2011 to 12/31/2011	$14.74600	$14.74767	4,466,247
01/01/2012 to 12/31/2012	$14.74767	$16.29995	3,764,767
01/01/2013 to 12/31/2013	$16.29995	$21.25883	3,561,170
01/01/2014 to 12/31/2014	$21.25883	$22.56803	3,128,103
01/01/2015 to 10/16/2015	$22.56803	$23.14223	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.63358	$8.26969	768,282
01/01/2009 to 12/31/2009	$8.26969	$9.96832	1,585,215
01/01/2010 to 12/31/2010	$9.96832	$11.79084	2,045,616
01/01/2011 to 04/29/2011	$11.79084	$13.22524	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.66966	$10.03417	5,184,438
01/01/2009 to 12/31/2009	$10.03417	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10138	$5.57395	126,548
01/01/2009 to 12/31/2009	$5.57395	$9.12827	6,599,316
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.39503	$9.02321	24,830,005
01/01/2009 to 12/31/2009	$9.02321	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.48511	$6.69703	13,640,692
01/01/2009 to 12/31/2009	$6.69703	$8.29738	93,813,703
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
AST QMA Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99863	$9.60248	20,413
01/01/2014 to 12/31/2014	$9.60248	$9.21121	15,611
01/01/2015 to 12/31/2015	$9.21121	$7.53321	20,487
01/01/2016 to 12/31/2016	$7.53321	$8.07525	61,627
01/01/2017 to 04/28/2017	$8.07525	$9.08791	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$12.52848	$7.55099	2,747,511
01/01/2009 to 12/31/2009	$7.55099	$9.04705	3,372,332
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.03936	$7.15279	5,507,286
01/01/2009 to 12/31/2009	$7.15279	$8.68011	39,406,298
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.50641	$7.33190	2,184,002
01/01/2009 to 12/31/2009	$7.33190	$9.14712	23,955,044
01/01/2010 to 12/31/2010	$9.14712	$10.28661	36,192,438
01/01/2011 to 12/31/2011	$10.28661	$9.87546	25,866,646
01/01/2012 to 12/31/2012	$9.87546	$11.25682	34,127,062
01/01/2013 to 12/31/2013	$11.25682	$13.07055	39,171,659
01/01/2014 to 12/31/2014	$13.07055	$13.55327	34,959,693
01/01/2015 to 12/31/2015	$13.55327	$13.25729	65,565,739
01/01/2016 to 12/31/2016	$13.25729	$13.92805	57,057,903
01/01/2017 to 04/28/2017	$13.92805	$14.48820	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$13.62160	$9.35202	3,074,479
01/01/2009 to 12/31/2009	$9.35202	$11.71922	33,399,889
01/01/2010 to 12/31/2010	$11.71922	$12.88739	55,550,099
01/01/2011 to 12/31/2011	$12.88739	$12.24654	42,779,977
01/01/2012 to 12/31/2012	$12.24654	$13.38579	45,395,568
01/01/2013 to 12/31/2013	$13.38579	$15.06076	41,756,708
01/01/2014 to 12/31/2014	$15.06076	$15.26199	36,993,426
01/01/2015 to 10/16/2015	$15.26199	$14.84462	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$20.15586	$11.08253	2,977,983
01/01/2009 to 12/31/2009	$11.08253	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.54500	$6.74114	1,375,635
01/01/2009 to 12/31/2009	$6.74114	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.34391	$11.29737	6,242,966
01/01/2009 to 12/31/2009	$11.29737	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$14.44571	$10.52133	10,697,390
01/01/2009 to 12/31/2009	$10.52133	$12.84558	40,732,836
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$14.55073	$8.31641	2,874,755
01/01/2009 to 12/31/2009	$8.31641	$10.12560	3,572,238
01/01/2010 to 12/31/2010	$10.12560	$11.27737	4,182,015
01/01/2011 to 12/31/2011	$11.27737	$10.90974	3,313,597
01/01/2012 to 12/31/2012	$10.90974	$12.58046	4,588,707
01/01/2013 to 12/31/2013	$12.58046	$16.04594	5,133,443
01/01/2014 to 12/31/2014	$16.04594	$16.95956	4,589,369
01/01/2015 to 10/16/2015	$16.95956	$15.72345	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.95757	$6.98928	4,437,756
01/01/2009 to 12/31/2009	$6.98928	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$16.05055	$9.89726	2,589,179
01/01/2009 to 12/31/2009	$9.89726	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$33.07057	$16.26651	2,088,027
01/01/2009 to 12/31/2009	$16.26651	$23.89300	4,621,252
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$14.24317	$13.66702	4,228,137
01/01/2009 to 12/31/2009	$13.66702	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.56991	$8.86613	1,381,269
01/01/2009 to 12/31/2009	$8.86613	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.25576	$6.95145	5,663,091
01/01/2009 to 12/31/2009	$6.95145	$8.78049	9,942,981
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97948	$9.30331	4,064,760
01/01/2009 to 12/31/2009	$9.30331	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.38562	105,388
01/01/2013 to 12/31/2013	$10.38562	$9.38335	38,455
01/01/2014 to 12/31/2014	$9.38335	$9.35350	31,203
01/01/2015 to 12/31/2015	$9.35350	$8.91550	23,311
01/01/2016 to 12/31/2016	$8.91550	$9.69862	44,956
01/01/2017 to 12/31/2017	$9.69862	$10.42621	70,116
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.64165	$7.89809	346,210
01/01/2009 to 12/31/2009	$7.89809	$10.85746	554,304
01/01/2010 to 07/16/2010	$10.85746	$10.63226	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$21.35143	$12.28699	984,931
01/01/2009 to 12/31/2009	$12.28699	$14.01114	668,798
01/01/2010 to 07/16/2010	$14.01114	$13.30976	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$13.24041	$9.48029	271,517
01/01/2009 to 12/31/2009	$9.48029	$13.42343	749,780
01/01/2010 to 07/16/2010	$13.42343	$12.54029	0
First Trust Target Focus Four Portfolio
01/01/2008 to 12/31/2008	$10.55021	$5.82834	190,718
01/01/2009 to 12/31/2009	$5.82834	$7.38266	331,489
01/01/2010 to 12/31/2010	$7.38266	$8.63991	309,321
01/01/2011 to 12/31/2011	$8.63991	$7.57044	380,808
01/01/2012 to 12/31/2012	$7.57044	$8.47521	218,904
01/01/2013 to 12/31/2013	$8.47521	$10.92571	125,986
01/01/2014 to 04/25/2014	$10.92571	$11.26405	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07811	$6.64286	5,636,967
01/01/2009 to 12/31/2009	$6.64286	$8.49743	51,503,013
01/01/2010 to 12/31/2010	$8.49743	$9.21301	75,249,224
01/01/2011 to 12/31/2011	$9.21301	$8.90980	53,326,792
01/01/2012 to 09/21/2012	$8.90980	$9.98187	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$19.48510	$10.96501	1,122,006
01/01/2009 to 12/31/2009	$10.96501	$15.21246	835,629
01/01/2010 to 12/31/2010	$15.21246	$16.41624	651,544
01/01/2011 to 12/31/2011	$16.41624	$14.93595	542,156
01/01/2012 to 12/31/2012	$14.93595	$18.41553	521,128
01/01/2013 to 12/31/2013	$18.41553	$20.70975	381,588
01/01/2014 to 04/25/2014	$20.70975	$20.26873	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03272	$8.16913	387,650
01/01/2012 to 04/27/2012	$8.16913	$9.26067	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$14.70430	$7.50850	384,426
01/01/2009 to 12/31/2009	$7.50850	$10.51885	430,777
01/01/2010 to 12/31/2010	$10.51885	$12.81002	390,143
01/01/2011 to 04/29/2011	$12.81002	$14.26650	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$10.89314	$4.34464	540,897
01/01/2009 to 12/31/2009	$4.34464	$5.44493	779,148
01/01/2010 to 12/31/2010	$5.44493	$5.90756	872,026
01/01/2011 to 04/29/2011	$5.90756	$6.23198	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$12.88139	$9.04285	849,932
01/01/2009 to 12/31/2009	$9.04285	$11.35499	1,181,689
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
Invesco V.I. Technology Fund - Series I
01/01/2008 to 12/31/2008	$9.36127	$5.10918	453,772
01/01/2009 to 12/31/2009	$5.10918	$7.90916	970,438
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
NASDAQ Target 15 Portfolio
01/01/2008 to 12/31/2008	$13.88355	$6.70544	199,304
01/01/2009 to 12/31/2009	$6.70544	$7.71199	140,231
01/01/2010 to 12/31/2010	$7.71199	$9.88920	511,072
01/01/2011 to 12/31/2011	$9.88920	$9.85233	211,183
01/01/2012 to 12/31/2012	$9.85233	$10.94828	144,674
01/01/2013 to 12/31/2013	$10.94828	$16.02489	172,418
01/01/2014 to 04/25/2014	$16.02489	$15.96728	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$38.70611	$16.04089	1,630,334
01/01/2009 to 12/31/2009	$16.04089	$25.59368	2,133,897
01/01/2010 to 12/31/2010	$25.59368	$29.23476	1,632,797
01/01/2011 to 12/31/2011	$29.23476	$22.31066	1,023,231
01/01/2012 to 12/31/2012	$22.31066	$25.62416	797,727
01/01/2013 to 12/31/2013	$25.62416	$25.20946	589,332
01/01/2014 to 12/31/2014	$25.20946	$23.34365	449,200
01/01/2015 to 12/31/2015	$23.34365	$19.21163	418,094
01/01/2016 to 08/05/2016	$19.21163	$21.04643	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$28.76928	$13.91408	1,337,672
01/01/2009 to 12/31/2009	$13.91408	$21.10176	1,821,822
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
ProFund VP Banks
01/01/2008 to 12/31/2008	$9.55103	$4.98611	2,409,143
01/01/2009 to 12/31/2009	$4.98611	$4.69572	746,620
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$17.45433	$8.33841	1,183,553
01/01/2009 to 12/31/2009	$8.33841	$13.31601	1,841,267
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
ProFund VP Bear
01/01/2008 to 12/31/2008	$6.50295	$8.94911	2,326,201
01/01/2009 to 12/31/2009	$8.94911	$6.34849	1,995,516
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
ProFund VP Biotechnology
01/01/2008 to 12/31/2008	$11.31409	$11.33250	1,249,287
01/01/2009 to 12/31/2009	$11.33250	$11.55992	355,182
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2008 to 12/31/2008	$12.11519	$7.42681	2,963,943
01/01/2009 to 12/31/2009	$7.42681	$9.08242	3,113,781
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$11.90105	$8.57802	609,574
01/01/2009 to 12/31/2009	$8.57802	$10.25601	812,567
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$8.91144	$6.01368	448,604
01/01/2009 to 12/31/2009	$6.01368	$7.73635	295,250
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$16.85077	$9.27969	649,001
01/01/2009 to 12/31/2009	$9.27969	$12.07392	1,184,717
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
ProFund VP Financials
01/01/2008 to 12/31/2008	$11.44222	$5.56539	2,008,426
01/01/2009 to 12/31/2009	$5.56539	$6.29512	1,432,294
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2008 to 12/31/2008	$10.44325	$7.77558	1,638,682
01/01/2009 to 12/31/2009	$7.77558	$9.14274	1,148,607
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
ProFund VP Industrials
01/01/2008 to 12/31/2008	$13.55087	$7.93126	348,521
01/01/2009 to 12/31/2009	$7.93126	$9.68021	634,240
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
ProFund VP Internet
01/01/2008 to 12/31/2008	$20.41623	$11.07782	116,246
01/01/2009 to 12/31/2009	$11.07782	$19.31472	507,210
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
ProFund VP Japan
01/01/2008 to 12/31/2008	$12.84546	$7.47329	553,832
01/01/2009 to 12/31/2009	$7.47329	$8.10920	519,793
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.62062	$7.36941	1,340,839
01/01/2009 to 12/31/2009	$7.36941	$9.40289	1,530,601
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$12.07551	$7.07061	1,514,949
01/01/2009 to 12/31/2009	$7.07061	$8.30752	1,108,254
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$13.00942	$7.82896	1,117,437
01/01/2009 to 12/31/2009	$7.82896	$10.65021	1,903,627
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$13.70000	$8.58307	733,971
01/01/2009 to 12/31/2009	$8.58307	$11.04745	1,398,727
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$11.75575	$6.64986	1,171,313
01/01/2009 to 12/31/2009	$6.64986	$9.94164	1,813,909
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$26.61347	$16.50264	1,351,549
01/01/2009 to 12/31/2009	$16.50264	$18.74595	1,326,030
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$8.33325	$6.59683	588,925
01/01/2009 to 12/31/2009	$6.59683	$7.58424	521,245
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$18.59767	$12.66417	2,709,868
01/01/2009 to 12/31/2009	$12.66417	$16.85510	2,850,817
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$17.46871	$10.09213	587,638
01/01/2009 to 12/31/2009	$10.09213	$12.69458	557,087
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$6.06214	$3.69802	2,315,493
01/01/2009 to 12/31/2009	$3.69802	$4.80759	3,128,225
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
ProFund VP Semiconductor
01/01/2008 to 12/31/2008	$7.35362	$3.63084	166,664
01/01/2009 to 12/31/2009	$3.63084	$5.85592	794,698
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2008 to 12/31/2008	$7.81965	$10.13861	177,441
01/01/2009 to 12/31/2009	$10.13861	$6.44215	364,588
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$4.96118	$7.22942	722,924
01/01/2009 to 12/31/2009	$7.22942	$4.21899	898,026
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
ProFund VP Short Small-Cap
01/01/2008 to 12/31/2008	$8.12474	$9.91507	233,809
01/01/2009 to 12/31/2009	$9.91507	$6.59454	463,501
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$13.85109	$8.98635	990,289
01/01/2009 to 12/31/2009	$8.98635	$11.15090	1,476,283
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$11.95976	$8.15307	838,930
01/01/2009 to 12/31/2009	$8.15307	$9.65451	610,084
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2008 to 12/31/2008	$10.10104	$5.52785	322,313
01/01/2009 to 12/31/2009	$5.52785	$8.77621	1,361,950
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$10.58819	$6.82903	840,295
01/01/2009 to 12/31/2009	$6.82903	$7.20798	472,593
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$12.84769	$18.92017	2,696,273
01/01/2009 to 12/31/2009	$18.92017	$12.53843	1,333,606
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
ProFund VP UltraBull
01/01/2008 to 12/31/2008	$14.24487	$4.56732	8,061,341
01/01/2009 to 12/31/2009	$4.56732	$6.49713	1,590,074
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$15.77244	$5.04475	2,684,256
01/01/2009 to 12/31/2009	$5.04475	$8.22543	1,356,598
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2008 to 12/31/2008	$9.73118	$2.60817	3,358,757
01/01/2009 to 12/31/2009	$2.60817	$5.62648	1,661,197
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
ProFund VP UltraSmall-Cap
01/01/2008 to 12/31/2008	$16.11481	$5.35877	2,519,397
01/01/2009 to 12/31/2009	$5.35877	$7.38773	747,146
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
ProFund VP Utilities
01/01/2008 to 12/31/2008	$16.52325	$11.26188	1,279,942
01/01/2009 to 12/31/2009	$11.26188	$12.26510	940,314
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.86812	$8.24536	357,600
01/01/2009 to 12/31/2009	$8.24536	$11.12185	408,047
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.41584	$8.09227	259,188
01/01/2009 to 12/31/2009	$8.09227	$9.05482	240,776
01/01/2010 to 12/31/2010	$9.05482	$10.62383	226,552
01/01/2011 to 12/31/2011	$10.62383	$11.34374	243,395
01/01/2012 to 12/31/2012	$11.34374	$12.20986	149,031
01/01/2013 to 12/31/2013	$12.20986	$17.07270	202,561
01/01/2014 to 04/25/2014	$17.07270	$16.84209	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$14.10222	$7.65325	1,345,285
01/01/2009 to 12/31/2009	$7.65325	$8.50501	861,853
01/01/2010 to 12/31/2010	$8.50501	$9.96462	654,754
01/01/2011 to 12/31/2011	$9.96462	$9.63602	581,345
01/01/2012 to 12/31/2012	$9.63602	$10.71063	565,987
01/01/2013 to 12/31/2013	$10.71063	$14.30402	532,138
01/01/2014 to 04/25/2014	$14.30402	$14.21368	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$12.19719	$8.57620	249,670
01/01/2009 to 12/31/2009	$8.57620	$9.61102	136,907
01/01/2010 to 12/31/2010	$9.61102	$11.03540	221,649
01/01/2011 to 12/31/2011	$11.03540	$11.69123	189,624
01/01/2012 to 12/31/2012	$11.69123	$12.73313	184,517
01/01/2013 to 12/31/2013	$12.73313	$16.38605	166,823
01/01/2014 to 04/25/2014	$16.38605	$16.13245	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.27742	$6.59406	1,374,063
01/01/2009 to 12/31/2009	$6.59406	$7.40103	996,116
01/01/2010 to 12/31/2010	$7.40103	$8.48007	902,956
01/01/2011 to 12/31/2011	$8.48007	$8.84173	1,077,472
01/01/2012 to 12/31/2012	$8.84173	$9.17949	630,897
01/01/2013 to 12/31/2013	$9.17949	$11.57299	561,037
01/01/2014 to 04/25/2014	$11.57299	$11.96564	0
Value Line Target 25 Portfolio
01/01/2008 to 12/31/2008	$17.43160	$7.74469	1,027,401
01/01/2009 to 12/31/2009	$7.74469	$8.15893	663,617
01/01/2010 to 12/31/2010	$8.15893	$10.46546	604,695
01/01/2011 to 12/31/2011	$10.46546	$7.75415	467,540
01/01/2012 to 12/31/2012	$7.75415	$9.25422	312,129
01/01/2013 to 12/31/2013	$9.25422	$11.95757	253,593
01/01/2014 to 04/25/2014	$11.95757	$12.76783	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$13.65991	$8.53470	312,113
01/01/2009 to 12/31/2009	$8.53470	$9.80919	287,896
01/01/2010 to 07/16/2010	$9.80919	$9.42534	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$9.42534	$10.98138	306,415
01/01/2011 to 12/31/2011	$10.98138	$10.56799	290,158
01/01/2012 to 12/31/2012	$10.56799	$12.41675	233,447
01/01/2013 to 12/31/2013	$12.41675	$15.91255	251,990
01/01/2014 to 12/31/2014	$15.91255	$17.26374	202,790
01/01/2015 to 12/31/2015	$17.26374	$16.88983	189,933
01/01/2016 to 04/29/2016	$16.88983	$16.91035	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EBP OR HD GRO 60 bps and
Combo DB OR HD GRO, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$16.52744	$17.68000	0
01/01/2014 to 12/31/2014	$17.68000	$17.77689	0
01/01/2015 to 12/31/2015	$17.77689	$17.49271	0
01/01/2016 to 12/31/2016	$17.49271	$18.73438	0
01/01/2017 to 12/31/2017	$18.73438	$19.28997	0
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.48257	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$12.35019	$13.76807	4,466,220
01/01/2014 to 12/31/2014	$13.76807	$14.35329	4,186,938
01/01/2015 to 12/31/2015	$14.35329	$14.21546	4,159,391
01/01/2016 to 12/31/2016	$14.21546	$14.95984	4,179,308
01/01/2017 to 12/31/2017	$14.95984	$17.18671	4,334,893
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.62919	156
01/01/2014 to 12/31/2014	$11.62919	$12.93054	8,101
01/01/2015 to 12/31/2015	$12.93054	$12.92367	5,346
01/01/2016 to 12/31/2016	$12.92367	$14.05695	6,271
01/01/2017 to 12/31/2017	$14.05695	$16.86894	6,250
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.02105	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.23891	$10.96850	394,788
01/01/2014 to 12/31/2014	$10.96850	$11.30407	406,475
01/01/2015 to 12/31/2015	$11.30407	$10.77295	361,094
01/01/2016 to 12/31/2016	$10.77295	$11.32163	337,401
01/01/2017 to 12/31/2017	$11.32163	$12.52694	389,330
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99855	$10.49291	74,848
01/01/2014 to 12/31/2014	$10.49291	$10.67819	82,957
01/01/2015 to 12/31/2015	$10.67819	$10.51988	131,735
01/01/2016 to 12/31/2016	$10.51988	$10.99234	186,175
01/01/2017 to 04/28/2017	$10.99234	$11.37998	0
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$12.40381	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$14.96898	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$12.97545	$12.75578	0
01/01/2014 to 12/31/2014	$12.75578	$12.51866	0
01/01/2015 to 12/31/2015	$12.51866	$12.26252	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.16746	$10.96540	7,437
01/01/2014 to 12/31/2014	$10.96540	$10.82326	8,180
01/01/2015 to 12/31/2015	$10.82326	$10.60949	22,773
01/01/2016 to 12/31/2016	$10.60949	$10.47233	0
01/01/2017 to 01/03/2017	$10.47233	$10.46742	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.07286	$11.71429	0
01/01/2014 to 12/31/2014	$11.71429	$11.67365	22,058
01/01/2015 to 12/31/2015	$11.67365	$11.48830	21,508
01/01/2016 to 12/31/2016	$11.48830	$11.41848	40,106
01/01/2017 to 12/31/2017	$11.41848	$11.30175	0
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.47966	$13.93731	65,213
01/01/2014 to 12/31/2014	$13.93731	$14.05806	48,805
01/01/2015 to 12/31/2015	$14.05806	$13.92400	61,391
01/01/2016 to 12/31/2016	$13.92400	$13.90087	0
01/01/2017 to 12/31/2017	$13.90087	$13.75552	33,942
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.59383	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.53554	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.37291	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.21515	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.12182	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.74349	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
AST Boston Partners Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.53270	$15.28868	5,513
01/01/2014 to 12/31/2014	$15.28868	$16.56318	5,502
01/01/2015 to 12/31/2015	$16.56318	$15.49787	4,206
01/01/2016 to 12/31/2016	$15.49787	$17.32012	2,429
01/01/2017 to 04/28/2017	$17.32012	$17.93723	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.69138	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99855	$11.65291	31,689
01/01/2014 to 12/31/2014	$11.65291	$13.00714	77,924
01/01/2015 to 12/31/2015	$13.00714	$12.32303	59,576
01/01/2016 to 12/31/2016	$12.32303	$13.91121	159,813
01/01/2017 to 12/31/2017	$13.91121	$16.18384	149,332
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$29.10240	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99855	$9.68265	195,251
01/01/2014 to 12/31/2014	$9.68265	$9.99867	247,494
01/01/2015 to 12/31/2015	$9.99867	$9.81414	343,600
01/01/2016 to 12/31/2016	$9.81414	$10.08346	408,705
01/01/2017 to 04/28/2017	$10.08346	$10.28933	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.43603	$11.88510	1,513,789
01/01/2014 to 12/31/2014	$11.88510	$12.34493	1,382,395
01/01/2015 to 10/16/2015	$12.34493	$12.30454	0
AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$10.66445	$11.76870	3,954,033
01/01/2014 to 12/31/2014	$11.76870	$11.92722	3,548,387
01/01/2015 to 12/31/2015	$11.92722	$11.83453	3,314,206
01/01/2016 to 12/31/2016	$11.83453	$12.12241	3,455,101
01/01/2017 to 12/31/2017	$12.12241	$13.87279	3,458,948
AST Franklin Templeton Founding Funds Allocation Portfolio
02/04/2013 to 12/31/2013	$11.18623	$13.13530	3,745,291
01/01/2014 to 12/31/2014	$13.13530	$13.31551	3,343,145
01/01/2015 to 10/16/2015	$13.31551	$12.74843	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99855	$10.80906	309,658
01/01/2014 to 12/31/2014	$10.80906	$10.89171	443,364
01/01/2015 to 10/16/2015	$10.89171	$10.38802	0
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.33933	$11.41493	120,665
01/01/2014 to 12/31/2014	$11.41493	$12.77679	124,541
01/01/2015 to 12/31/2015	$12.77679	$12.54197	95,667
01/01/2016 to 12/31/2016	$12.54197	$12.43328	78,979
01/01/2017 to 12/31/2017	$12.43328	$13.54615	87,874
AST Goldman Sachs Concentrated Growth Portfolio
02/04/2013 to 12/31/2013	$15.64511	$19.25758	107,953
01/01/2014 to 02/07/2014	$19.25758	$18.94305	0
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.96896	$18.52731	518,331
01/01/2014 to 12/31/2014	$18.52731	$20.59363	488,701
01/01/2015 to 12/31/2015	$20.59363	$19.29826	1,070,573
01/01/2016 to 12/31/2016	$19.29826	$21.14972	942,844
01/01/2017 to 12/31/2017	$21.14972	$22.80598	879,258
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.82481	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$10.88878	$11.48677	2,165,383
01/01/2014 to 12/31/2014	$11.48677	$11.74187	1,933,669
01/01/2015 to 12/31/2015	$11.74187	$11.43142	1,810,382
01/01/2016 to 12/31/2016	$11.43142	$11.82219	1,514,534
01/01/2017 to 12/31/2017	$11.82219	$13.04258	1,539,086
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$24.46003	$31.59005	157,388
01/01/2014 to 12/31/2014	$31.59005	$33.27127	133,833
01/01/2015 to 12/31/2015	$33.27127	$30.89292	110,086
01/01/2016 to 12/31/2016	$30.89292	$37.73307	98,235
01/01/2017 to 12/31/2017	$37.73307	$41.59308	99,635

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$9.82966	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$18.08749	$18.83343	284,857
01/01/2014 to 12/31/2014	$18.83343	$18.97716	193,814
01/01/2015 to 12/31/2015	$18.97716	$17.98062	124,285
01/01/2016 to 12/31/2016	$17.98062	$20.38674	136,303
01/01/2017 to 12/31/2017	$20.38674	$21.52750	96,141
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$13.08480	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$18.47707	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
AST International Value Portfolio
02/04/2013 to 12/31/2013	$19.37799	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.01903	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$10.76808	$12.02268	1,947,729
01/01/2014 to 12/31/2014	$12.02268	$12.56407	1,729,141
01/01/2015 to 12/31/2015	$12.56407	$12.21485	1,553,113
01/01/2016 to 12/31/2016	$12.21485	$12.62766	1,344,530
01/01/2017 to 12/31/2017	$12.62766	$14.51108	1,335,429
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$18.32535	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$16.26592	$17.50043	3,462,249
01/01/2014 to 12/31/2014	$17.50043	$18.13108	3,177,278
01/01/2015 to 12/31/2015	$18.13108	$17.78125	2,824,592
01/01/2016 to 12/31/2016	$17.78125	$18.14126	2,384,308
01/01/2017 to 12/31/2017	$18.14126	$19.98884	2,262,013

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$12.95954	$16.89137	9,071
01/01/2014 to 12/31/2014	$16.89137	$18.17306	7,488
01/01/2015 to 12/31/2015	$18.17306	$19.75381	6,345
01/01/2016 to 12/31/2016	$19.75381	$19.12458	3,338
01/01/2017 to 12/31/2017	$19.12458	$25.52350	902
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$16.28495	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$17.51976	$16.97115	370,452
01/01/2014 to 12/31/2014	$16.97115	$17.73943	381,932
01/01/2015 to 12/31/2015	$17.73943	$17.32723	603,736
01/01/2016 to 12/31/2016	$17.32723	$17.46762	551,661
01/01/2017 to 12/31/2017	$17.46762	$17.73822	505,812
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$22.16955	$26.48669	154,845
01/01/2014 to 12/31/2014	$26.48669	$26.96790	125,007
01/01/2015 to 12/31/2015	$26.96790	$26.10762	149,136
01/01/2016 to 12/31/2016	$26.10762	$27.47602	123,010
01/01/2017 to 12/31/2017	$27.47602	$33.43249	144,725
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$15.70713	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.80053	$13.47007	21,063
01/01/2014 to 12/31/2014	$13.47007	$14.58654	25,568
01/01/2015 to 12/31/2015	$14.58654	$14.22763	166,564
01/01/2016 to 12/31/2016	$14.22763	$15.85876	152,994
01/01/2017 to 12/31/2017	$15.85876	$18.28388	165,302
AST Neuberger Berman Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.27870	$9.90413	157,029
01/01/2014 to 12/31/2014	$9.90413	$10.23216	187,975
01/01/2015 to 10/16/2015	$10.23216	$10.19639	0
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.88705	$27.00509	217,953
01/01/2014 to 12/31/2014	$27.00509	$28.63904	184,093
01/01/2015 to 10/16/2015	$28.63904	$29.34405	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.96054	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.64886	$12.05335	472,377
01/01/2014 to 12/31/2014	$12.05335	$12.45104	452,235
01/01/2015 to 12/31/2015	$12.45104	$12.08130	486,795
01/01/2016 to 12/31/2016	$12.08130	$12.38336	452,038
01/01/2017 to 12/31/2017	$12.38336	$14.17395	457,856

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.13185	$9.78588	308,384
01/01/2014 to 12/31/2014	$9.78588	$9.16444	281,538
01/01/2015 to 12/31/2015	$9.16444	$7.49785	208,673
01/01/2016 to 12/31/2016	$7.49785	$8.27755	168,029
01/01/2017 to 12/31/2017	$8.27755	$10.27833	190,421
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.56553	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.51917	$10.16961	131,237
01/01/2014 to 12/31/2014	$10.16961	$10.59719	254,998
01/01/2015 to 12/31/2015	$10.59719	$10.38389	282,766
01/01/2016 to 12/31/2016	$10.38389	$10.63198	236,361
01/01/2017 to 12/31/2017	$10.63198	$11.03886	262,174
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.15388	$11.36096	5,941,905
01/01/2014 to 12/31/2014	$11.36096	$12.18883	5,862,480
01/01/2015 to 12/31/2015	$12.18883	$11.90215	8,135,066
01/01/2016 to 12/31/2016	$11.90215	$12.87482	8,091,611
01/01/2017 to 12/31/2017	$12.87482	$14.68642	10,986,199
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.66876	0
01/01/2014 to 12/31/2014	$11.66876	$13.21199	0
01/01/2015 to 12/31/2015	$13.21199	$13.18105	1,258
01/01/2016 to 12/31/2016	$13.18105	$14.35667	2,859
01/01/2017 to 12/31/2017	$14.35667	$17.12655	3,647
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$15.25015	$18.82386	96,916
01/01/2014 to 12/31/2014	$18.82386	$21.67803	132,779
01/01/2015 to 12/31/2015	$21.67803	$21.95449	128,612
01/01/2016 to 12/31/2016	$21.95449	$24.77356	122,940
01/01/2017 to 12/31/2017	$24.77356	$29.75736	102,896
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.21051	$11.89068	807
01/01/2014 to 12/31/2014	$11.89068	$12.44210	1,920
01/01/2015 to 12/31/2015	$12.44210	$12.24277	17,419
01/01/2016 to 12/31/2016	$12.24277	$12.78960	22,923
01/01/2017 to 12/31/2017	$12.78960	$14.85220	29,060
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.13271	$10.99734	2,844,187
01/01/2014 to 12/31/2014	$10.99734	$11.36017	2,575,009
01/01/2015 to 12/31/2015	$11.36017	$11.14282	2,487,132
01/01/2016 to 12/31/2016	$11.14282	$11.47536	2,059,418
01/01/2017 to 12/31/2017	$11.47536	$13.10531	1,838,246
AST Schroders Global Tactical Portfolio
02/04/2013 to 12/31/2013	$11.50939	$12.98917	2,031,121
01/01/2014 to 12/31/2014	$12.98917	$13.45512	1,887,026
01/01/2015 to 12/31/2015	$13.45512	$13.14791	3,067,819
01/01/2016 to 12/31/2016	$13.14791	$13.79915	2,766,233
01/01/2017 to 04/28/2017	$13.79915	$14.34932	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
02/04/2013 to 12/31/2013	$14.74543	$16.23741	1,483,807
01/01/2014 to 12/31/2014	$16.23741	$16.43767	1,326,168
01/01/2015 to 10/16/2015	$16.43767	$15.97518	0
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$25.87408	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.46626	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.40900	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$17.53718	$19.63957	3,355,844
01/01/2014 to 12/31/2014	$19.63957	$20.43046	3,188,704
01/01/2015 to 12/31/2015	$20.43046	$20.08131	3,663,572
01/01/2016 to 12/31/2016	$20.08131	$21.21916	3,400,347
01/01/2017 to 12/31/2017	$21.21916	$24.06103	3,533,446
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$15.02905	$18.25932	259,454
01/01/2014 to 12/31/2014	$18.25932	$19.27947	269,680
01/01/2015 to 10/16/2015	$19.27947	$17.85982	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.36486	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$16.76968	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$27.07464	$29.48688	171,665
01/01/2014 to 12/31/2014	$29.48688	$26.54854	181,973
01/01/2015 to 12/31/2015	$26.54854	$21.06185	146,095
01/01/2016 to 12/31/2016	$21.06185	$25.78798	131,094
01/01/2017 to 12/31/2017	$25.78798	$27.94932	91,022

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$14.76494	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.02655	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$10.50890	$12.06299	1,015,167
01/01/2014 to 12/31/2014	$12.06299	$12.50429	870,202
01/01/2015 to 12/31/2015	$12.50429	$12.20777	795,843
01/01/2016 to 12/31/2016	$12.20777	$12.77729	715,823
01/01/2017 to 12/31/2017	$12.77729	$14.26080	594,553
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$11.87294	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
First Trust Target Focus Four Portfolio
02/04/2013 to 12/31/2013	$9.22059	$11.39526	17,886
01/01/2014 to 04/25/2014	$11.39526	$11.74433	0
Global Dividend Target 15 Portfolio
02/04/2013 to 12/31/2013	$25.33791	$27.49702	23,137
01/01/2014 to 04/25/2014	$27.49702	$26.90279	0
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.15383	$13.68889	19,004
01/01/2014 to 12/31/2014	$13.68889	$15.17470	15,796
01/01/2015 to 12/31/2015	$15.17470	$15.21723	13,055
01/01/2016 to 12/31/2016	$15.21723	$17.16652	10,497
01/01/2017 to 12/31/2017	$17.16652	$18.31331	11,898
Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$18.10481	$23.23838	21,230
01/01/2014 to 12/31/2014	$23.23838	$27.32266	22,948
01/01/2015 to 12/31/2015	$27.32266	$27.69355	9,230
01/01/2016 to 12/31/2016	$27.69355	$24.09151	6,781
01/01/2017 to 12/31/2017	$24.09151	$27.41752	6,249
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.41374	$13.13761	2,175
01/01/2014 to 12/31/2014	$13.13761	$13.94508	11,038
01/01/2015 to 12/31/2015	$13.94508	$13.86633	12,670
01/01/2016 to 12/31/2016	$13.86633	$13.72723	12,127
01/01/2017 to 12/31/2017	$13.72723	$16.52135	10,303
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$11.97574	$14.36647	5,557
01/01/2014 to 12/31/2014	$14.36647	$15.67495	8,562
01/01/2015 to 12/31/2015	$15.67495	$16.45022	8,708
01/01/2016 to 12/31/2016	$16.45022	$16.04096	3,922
01/01/2017 to 12/31/2017	$16.04096	$21.29847	13,138

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NASDAQ Target 15 Portfolio
02/04/2013 to 12/31/2013	$10.22230	$14.18377	13,686
01/01/2014 to 04/25/2014	$14.18377	$14.12822	0
NVIT Developing Markets Fund
02/04/2013 to 12/31/2013	$29.61306	$28.60857	14,418
01/01/2014 to 12/31/2014	$28.60857	$26.46426	11,003
01/01/2015 to 12/31/2015	$26.46426	$21.75768	6,514
01/01/2016 to 08/05/2016	$21.75768	$23.82117	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12643	$9.72540	9,863
01/01/2017 to 12/31/2017	$9.72540	$13.48264	7,544
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$24.59374	$27.43964	2,273
01/01/2014 to 12/31/2014	$27.43964	$26.53645	701
01/01/2015 to 12/31/2015	$26.53645	$23.62645	456
01/01/2016 to 12/31/2016	$23.62645	$23.36267	10
01/01/2017 to 12/31/2017	$23.36267	$30.50222	13
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.79299	$7.26365	1,827
01/01/2014 to 12/31/2014	$7.26365	$7.87704	326
01/01/2015 to 12/31/2015	$7.87704	$7.70574	0
01/01/2016 to 12/31/2016	$7.70574	$9.33009	0
01/01/2017 to 12/31/2017	$9.33009	$10.80989	0
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$18.52273	$21.04646	2,448
01/01/2014 to 12/31/2014	$21.04646	$21.02677	1,682
01/01/2015 to 12/31/2015	$21.02677	$17.78243	224
01/01/2016 to 12/31/2016	$17.78243	$20.70285	13
01/01/2017 to 12/31/2017	$20.70285	$25.01154	16
ProFund VP Bear
02/04/2013 to 12/31/2013	$3.14929	$2.39892	25,213
01/01/2014 to 12/31/2014	$2.39892	$2.02108	17,297
01/01/2015 to 12/31/2015	$2.02108	$1.88795	0
01/01/2016 to 12/31/2016	$1.88795	$1.61283	0
01/01/2017 to 12/31/2017	$1.61283	$1.29987	0
ProFund VP Bull
02/04/2013 to 12/31/2013	$14.04192	$17.10885	4,119
01/01/2014 to 12/31/2014	$17.10885	$18.73727	1,402
01/01/2015 to 12/31/2015	$18.73727	$18.32507	0
01/01/2016 to 12/31/2016	$18.32507	$19.74465	0
01/01/2017 to 12/31/2017	$19.74465	$23.15254	0
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$16.93638	$20.29337	39
01/01/2014 to 12/31/2014	$20.29337	$21.97738	647
01/01/2015 to 12/31/2015	$21.97738	$22.49166	0
01/01/2016 to 12/31/2016	$22.49166	$22.88211	167
01/01/2017 to 12/31/2017	$22.88211	$25.86756	0
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$15.51221	$20.25317	0
01/01/2014 to 12/31/2014	$20.25317	$22.37837	323
01/01/2015 to 12/31/2015	$22.37837	$23.01783	1,374
01/01/2016 to 12/31/2016	$23.01783	$23.56265	1,841
01/01/2017 to 12/31/2017	$23.56265	$27.40383	327

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$15.58437	$18.11084	440
01/01/2014 to 12/31/2014	$18.11084	$16.25513	81
01/01/2015 to 12/31/2015	$16.25513	$14.23333	0
01/01/2016 to 12/31/2016	$14.23333	$15.07710	0
01/01/2017 to 12/31/2017	$15.07710	$17.73414	0
ProFund VP Financials
02/04/2013 to 12/31/2013	$8.31744	$10.19793	4,002
01/01/2014 to 12/31/2014	$10.19793	$11.31364	2,678
01/01/2015 to 12/31/2015	$11.31364	$10.94961	785
01/01/2016 to 12/31/2016	$10.94961	$12.40680	0
01/01/2017 to 12/31/2017	$12.40680	$14.40760	0
ProFund VP Health Care
02/04/2013 to 12/31/2013	$14.78477	$18.99507	4,534
01/01/2014 to 12/31/2014	$18.99507	$23.08564	8,286
01/01/2015 to 12/31/2015	$23.08564	$23.82099	58
01/01/2016 to 12/31/2016	$23.82099	$22.45658	0
01/01/2017 to 12/31/2017	$22.45658	$26.68011	0
ProFund VP Industrials
02/04/2013 to 12/31/2013	$17.45076	$22.42005	2,644
01/01/2014 to 12/31/2014	$22.42005	$23.25622	1,047
01/01/2015 to 12/31/2015	$23.25622	$22.06765	1,545
01/01/2016 to 12/31/2016	$22.06765	$25.48693	482
01/01/2017 to 12/31/2017	$25.48693	$30.65116	63
ProFund VP Japan
02/04/2013 to 12/31/2013	$10.64039	$14.69362	226
01/01/2014 to 12/31/2014	$14.69362	$14.90215	199
01/01/2015 to 12/31/2015	$14.90215	$15.49180	0
01/01/2016 to 12/31/2016	$15.49180	$15.28426	0
01/01/2017 to 12/31/2017	$15.28426	$17.78857	0
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$12.05343	$14.98522	13,894
01/01/2014 to 12/31/2014	$14.98522	$16.62635	8,123
01/01/2015 to 12/31/2015	$16.62635	$16.94903	2,603
01/01/2016 to 12/31/2016	$16.94903	$17.48824	0
01/01/2017 to 12/31/2017	$17.48824	$21.52894	0
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$10.70386	$12.86745	932
01/01/2014 to 12/31/2014	$12.86745	$13.96656	1,108
01/01/2015 to 12/31/2015	$13.96656	$13.07234	54
01/01/2016 to 12/31/2016	$13.07234	$14.82620	0
01/01/2017 to 12/31/2017	$14.82620	$16.52451	0
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$19.61153	$23.59816	6,163
01/01/2014 to 12/31/2014	$23.59816	$24.55111	2,982
01/01/2015 to 12/31/2015	$24.55111	$24.18983	7
01/01/2016 to 12/31/2016	$24.18983	$26.82778	0
01/01/2017 to 12/31/2017	$26.82778	$31.18514	0
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$19.68608	$23.93202	2,174
01/01/2014 to 12/31/2014	$23.93202	$25.90805	2,018
01/01/2015 to 12/31/2015	$25.90805	$23.36112	2
01/01/2016 to 12/31/2016	$23.36112	$28.54036	0
01/01/2017 to 12/31/2017	$28.54036	$31.01702	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$19.25748	$24.97549	4,472
01/01/2014 to 12/31/2014	$24.97549	$28.71151	482
01/01/2015 to 12/31/2015	$28.71151	$30.31192	8
01/01/2016 to 12/31/2016	$30.31192	$31.34829	0
01/01/2017 to 12/31/2017	$31.34829	$40.15638	0
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$27.39109	$30.95705	8,641
01/01/2014 to 12/31/2014	$30.95705	$27.10973	3,237
01/01/2015 to 12/31/2015	$27.10973	$20.40960	612
01/01/2016 to 12/31/2016	$20.40960	$24.90305	11
01/01/2017 to 12/31/2017	$24.90305	$23.69181	17
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$11.15128	$13.56186	372
01/01/2014 to 12/31/2014	$13.56186	$15.90424	184
01/01/2015 to 12/31/2015	$15.90424	$16.32020	21
01/01/2016 to 12/31/2016	$16.32020	$15.43663	0
01/01/2017 to 12/31/2017	$15.43663	$16.73813	0
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$16.16895	$10.34326	22,736
01/01/2014 to 12/31/2014	$10.34326	$7.73673	6,067
01/01/2015 to 12/31/2015	$7.73673	$5.10395	1,031
01/01/2016 to 12/31/2016	$5.10395	$7.81411	27
01/01/2017 to 12/31/2017	$7.81411	$8.08298	49
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$19.69787	$18.62543	2,329
01/01/2014 to 12/31/2014	$18.62543	$22.87761	1,379
01/01/2015 to 12/31/2015	$22.87761	$22.55007	312
01/01/2016 to 12/31/2016	$22.55007	$23.42490	11
01/01/2017 to 12/31/2017	$23.42490	$24.86877	16
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.78450	$3.06040	1,502
01/01/2014 to 12/31/2014	$3.06040	$2.09695	36
01/01/2015 to 12/31/2015	$2.09695	$2.02753	0
01/01/2016 to 12/31/2016	$2.02753	$1.88934	0
01/01/2017 to 12/31/2017	$1.88934	$1.63531	0
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.10247	$1.49783	2,386
01/01/2014 to 12/31/2014	$1.49783	$1.18642	2,117
01/01/2015 to 12/31/2015	$1.18642	$1.01362	924
01/01/2016 to 12/31/2016	$1.01362	$0.89571	0
01/01/2017 to 12/31/2017	$0.89571	$0.65786	0
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$20.48409	$26.72042	1,452
01/01/2014 to 12/31/2014	$26.72042	$26.82328	1,501
01/01/2015 to 12/31/2015	$26.82328	$26.66296	6
01/01/2016 to 12/31/2016	$26.66296	$31.49834	0
01/01/2017 to 12/31/2017	$31.49834	$34.96231	0
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$18.55829	$23.94112	1,055
01/01/2014 to 12/31/2014	$23.94112	$24.88973	739
01/01/2015 to 12/31/2015	$24.88973	$22.42975	35
01/01/2016 to 12/31/2016	$22.42975	$28.38010	0
01/01/2017 to 12/31/2017	$28.38010	$30.59273	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$13.62969	$14.39490	1,264
01/01/2014 to 12/31/2014	$14.39490	$14.22303	780
01/01/2015 to 12/31/2015	$14.22303	$14.18675	24
01/01/2016 to 12/31/2016	$14.18675	$16.95795	0
01/01/2017 to 12/31/2017	$16.95795	$16.30820	0
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$15.82562	$13.20697	8,007
01/01/2014 to 12/31/2014	$13.20697	$17.69813	2,867
01/01/2015 to 12/31/2015	$17.69813	$16.40741	1,684
01/01/2016 to 12/31/2016	$16.40741	$16.07153	0
01/01/2017 to 12/31/2017	$16.07153	$17.28924	0
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$26.11241	$38.42006	1,950
01/01/2014 to 12/31/2014	$38.42006	$43.53914	330
01/01/2015 to 12/31/2015	$43.53914	$38.86335	0
01/01/2016 to 12/31/2016	$38.86335	$52.66174	0
01/01/2017 to 12/31/2017	$52.66174	$66.67527	0
ProFund VP Utilities
02/04/2013 to 12/31/2013	$20.36686	$21.73196	2,482
01/01/2014 to 12/31/2014	$21.73196	$26.87860	2,536
01/01/2015 to 12/31/2015	$26.87860	$24.71740	0
01/01/2016 to 12/31/2016	$24.71740	$27.94743	0
01/01/2017 to 12/31/2017	$27.94743	$30.38134	0
Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$12.81378	$14.55106	121
01/01/2014 to 12/31/2014	$14.55106	$13.47935	12
01/01/2015 to 12/31/2015	$13.47935	$13.68929	0
01/01/2016 to 12/31/2016	$13.68929	$12.96849	0
01/01/2017 to 12/31/2017	$12.96849	$17.30569	0
S&P Target 24 Portfolio
02/04/2013 to 12/31/2013	$15.35191	$20.77821	7,270
01/01/2014 to 04/25/2014	$20.77821	$20.49102	0
Target Managed VIP Portfolio
02/04/2013 to 12/31/2013	$14.08670	$18.12384	5,311
01/01/2014 to 04/25/2014	$18.12384	$18.00359	0
The DOW DART 10 Portfolio
02/04/2013 to 12/31/2013	$15.60186	$18.92983	2,819
01/01/2014 to 04/25/2014	$18.92983	$18.63089	0
The DOW Target Dividend Portfolio
02/04/2013 to 12/31/2013	$9.45874	$11.47117	37,450
01/01/2014 to 04/25/2014	$11.47117	$11.85663	0
Value Line Target 25 Portfolio
02/04/2013 to 12/31/2013	$5.62291	$6.98361	2,345
01/01/2014 to 04/25/2014	$6.98361	$7.45444	0
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.09894	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
Wells Fargo VT Intrinsic Value Fund - Class 2
02/04/2013 to 12/31/2013	$15.61641	$18.90244	31,328
01/01/2014 to 12/31/2014	$18.90244	$20.48667	22,562
01/01/2015 to 12/31/2015	$20.48667	$20.02265	4,920
01/01/2016 to 04/29/2016	$20.02265	$20.04025	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$22.19843	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$12.78555	$18.07846	4,391
01/01/2014 to 12/31/2014	$18.07846	$17.46465	2,194
01/01/2015 to 12/31/2015	$17.46465	$16.70685	1,501
01/01/2016 to 12/31/2016	$16.70685	$17.74542	4,353
01/01/2017 to 12/31/2017	$17.74542	$21.99327	2,479
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.69599	$10.94080	15,650
01/01/2009 to 12/31/2009	$10.94080	$12.54825	8,918
01/01/2010 to 12/31/2010	$12.54825	$14.32566	228
01/01/2011 to 12/31/2011	$14.32566	$14.43990	33,311
01/01/2012 to 12/31/2012	$14.43990	$16.16581	49
01/01/2013 to 12/31/2013	$16.16581	$17.44748	1,004
01/01/2014 to 12/31/2014	$17.44748	$17.51633	43
01/01/2015 to 12/31/2015	$17.51633	$17.21001	17
01/01/2016 to 12/31/2016	$17.21001	$18.40354	7
01/01/2017 to 12/31/2017	$18.40354	$18.92042	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.76368	$7.86679	5,964,367
01/01/2009 to 12/31/2009	$7.86679	$9.59708	14,463,581
01/01/2010 to 12/31/2010	$9.59708	$10.54121	11,979,057
01/01/2011 to 12/31/2011	$10.54121	$10.06634	7,908,770
01/01/2012 to 12/31/2012	$10.06634	$11.11575	7,770,695
01/01/2013 to 12/31/2013	$11.11575	$11.99222	6,988,823
01/01/2014 to 12/31/2014	$11.99222	$12.21360	5,430,096
01/01/2015 to 12/31/2015	$12.21360	$11.59582	3,918,456
01/01/2016 to 12/31/2016	$11.59582	$12.09671	2,865,335
01/01/2017 to 12/31/2017	$12.09671	$13.36096	2,401,078
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.42734	$7.86903	2,263,776
01/01/2009 to 12/31/2009	$7.86903	$9.74206	6,609,268
01/01/2010 to 12/31/2010	$9.74206	$10.86700	6,072,487
01/01/2011 to 12/31/2011	$10.86700	$10.67273	4,020,952
01/01/2012 to 12/31/2012	$10.67273	$11.89873	4,181,266
01/01/2013 to 12/31/2013	$11.89873	$13.60535	3,989,900
01/01/2014 to 12/31/2014	$13.60535	$14.16201	3,424,920
01/01/2015 to 12/31/2015	$14.16201	$14.00452	2,829,566
01/01/2016 to 12/31/2016	$14.00452	$14.71536	2,402,615
01/01/2017 to 12/31/2017	$14.71536	$16.88021	2,171,907
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.91647	$10.18875	312,153
01/01/2009 to 12/31/2009	$10.18875	$11.77167	623,594
01/01/2010 to 12/31/2010	$11.77167	$13.14704	553,750
01/01/2011 to 12/31/2011	$13.14704	$13.35828	416,102
01/01/2012 to 05/04/2012	$13.35828	$14.50188	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99842	$11.61709	10,796
01/01/2014 to 12/31/2014	$11.61709	$12.89730	9,913
01/01/2015 to 12/31/2015	$12.89730	$12.87068	12,646
01/01/2016 to 12/31/2016	$12.87068	$13.97816	9,612
01/01/2017 to 12/31/2017	$13.97816	$16.74876	4,933

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.63404	$8.13727	2,928,413
01/01/2009 to 12/31/2009	$8.13727	$9.84240	12,578,640
01/01/2010 to 12/31/2010	$9.84240	$10.84442	10,206,458
01/01/2011 to 12/31/2011	$10.84442	$10.50943	6,583,634
01/01/2012 to 12/31/2012	$10.50943	$11.59556	6,921,821
01/01/2013 to 12/31/2013	$11.59556	$13.38272	6,631,006
01/01/2014 to 12/31/2014	$13.38272	$13.98473	5,609,030
01/01/2015 to 12/31/2015	$13.98473	$13.78432	4,525,087
01/01/2016 to 12/31/2016	$13.78432	$14.37457	3,719,730
01/01/2017 to 12/31/2017	$14.37457	$16.20424	3,128,669
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	467,866
01/01/2012 to 12/31/2012	$9.15128	$10.04504	651,421
01/01/2013 to 12/31/2013	$10.04504	$10.92367	674,339
01/01/2014 to 12/31/2014	$10.92367	$11.24074	518,003
01/01/2015 to 12/31/2015	$11.24074	$10.69626	444,139
01/01/2016 to 12/31/2016	$10.69626	$11.22383	345,550
01/01/2017 to 12/31/2017	$11.22383	$12.39979	298,155
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99842	$10.48203	32,382
01/01/2014 to 12/31/2014	$10.48203	$10.65089	65,566
01/01/2015 to 12/31/2015	$10.65089	$10.47700	68,231
01/01/2016 to 12/31/2016	$10.47700	$10.93082	39,733
01/01/2017 to 04/28/2017	$10.93082	$11.31065	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.88294	$10.79522	3,534,614
01/01/2009 to 12/31/2009	$10.79522	$11.67355	9,706,559
01/01/2010 to 12/31/2010	$11.67355	$11.89827	6,476,153
01/01/2011 to 12/31/2011	$11.89827	$11.93492	3,945,089
01/01/2012 to 12/31/2012	$11.93492	$12.25761	3,747,740
01/01/2013 to 12/31/2013	$12.25761	$11.76334	3,291,066
01/01/2014 to 12/31/2014	$11.76334	$11.52848	2,274,072
01/01/2015 to 12/31/2015	$11.52848	$11.36413	1,480,773
01/01/2016 to 12/31/2016	$11.36413	$11.33090	1,113,516
01/01/2017 to 12/31/2017	$11.33090	$11.30549	1,054,523
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.76195	$11.27779	3,876,085
01/01/2009 to 12/31/2009	$11.27779	$12.89197	10,257,815
01/01/2010 to 12/31/2010	$12.89197	$13.62321	8,706,380
01/01/2011 to 12/31/2011	$13.62321	$13.78958	5,328,814
01/01/2012 to 12/31/2012	$13.78958	$14.78828	5,350,745
01/01/2013 to 12/31/2013	$14.78828	$14.24082	3,994,967
01/01/2014 to 12/31/2014	$14.24082	$14.56142	2,756,189
01/01/2015 to 12/31/2015	$14.56142	$13.98366	2,012,621
01/01/2016 to 12/31/2016	$13.98366	$14.29845	1,415,120
01/01/2017 to 12/31/2017	$14.29845	$14.63929	1,220,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99895	$9.36849	0
01/01/2010 to 12/31/2010	$9.36849	$10.16256	0
01/01/2011 to 12/31/2011	$10.16256	$10.93081	0
01/01/2012 to 12/31/2012	$10.93081	$11.16932	0
01/01/2013 to 12/31/2013	$11.16932	$10.88179	0
01/01/2014 to 12/31/2014	$10.88179	$10.72443	0
01/01/2015 to 12/31/2015	$10.72443	$10.49656	0
01/01/2016 to 12/31/2016	$10.49656	$10.34506	0
01/01/2017 to 01/03/2017	$10.34506	$10.34004	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99895	$8.77992	0
01/01/2010 to 12/31/2010	$8.77992	$9.63325	0
01/01/2011 to 12/31/2011	$9.63325	$11.21550	0
01/01/2012 to 12/31/2012	$11.21550	$11.69747	0
01/01/2013 to 12/31/2013	$11.69747	$10.72759	0
01/01/2014 to 12/31/2014	$10.72759	$11.17195	0
01/01/2015 to 12/31/2015	$11.17195	$11.12698	0
01/01/2016 to 12/31/2016	$11.12698	$11.12949	0
01/01/2017 to 12/31/2017	$11.12949	$11.01525	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14519	$10.29694	4,269
01/01/2010 to 12/31/2010	$10.29694	$11.48773	81,163
01/01/2011 to 12/31/2011	$11.48773	$10.60804	59,241
01/01/2012 to 12/31/2012	$10.60804	$11.78336	41,902
01/01/2013 to 12/31/2013	$11.78336	$15.19268	72,385
01/01/2014 to 12/31/2014	$15.19268	$16.43406	83,501
01/01/2015 to 12/31/2015	$16.43406	$15.35364	58,628
01/01/2016 to 12/31/2016	$15.35364	$17.13289	52,368
01/01/2017 to 04/28/2017	$17.13289	$17.73454	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.00961	$7.66494	5,862,125
01/01/2009 to 12/31/2009	$7.66494	$9.42392	19,005,047
01/01/2010 to 12/31/2010	$9.42392	$10.48149	14,233,361
01/01/2011 to 12/31/2011	$10.48149	$10.03311	8,170,145
01/01/2012 to 12/31/2012	$10.03311	$11.19298	8,804,452
01/01/2013 to 12/31/2013	$11.19298	$13.47080	9,283,453
01/01/2014 to 12/31/2014	$13.47080	$14.13929	8,128,130
01/01/2015 to 12/31/2015	$14.13929	$13.94463	6,978,558
01/01/2016 to 12/31/2016	$13.94463	$14.61546	5,754,253
01/01/2017 to 12/31/2017	$14.61546	$16.90360	5,232,380
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	36,154
01/01/2014 to 12/31/2014	$11.63768	$12.97041	90,371
01/01/2015 to 12/31/2015	$12.97041	$12.26956	40,763
01/01/2016 to 12/31/2016	$12.26956	$13.82976	118,689
01/01/2017 to 12/31/2017	$13.82976	$16.06461	93,625

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.35926	$14.24557	211,987
01/01/2009 to 12/31/2009	$14.24557	$18.43675	608,819
01/01/2010 to 12/31/2010	$18.43675	$23.27609	512,414
01/01/2011 to 12/31/2011	$23.27609	$24.33937	235,353
01/01/2012 to 12/31/2012	$24.33937	$27.54086	235,540
01/01/2013 to 12/31/2013	$27.54086	$27.86420	206,174
01/01/2014 to 12/31/2014	$27.86420	$35.78529	192,847
01/01/2015 to 12/31/2015	$35.78529	$36.80601	124,265
01/01/2016 to 12/31/2016	$36.80601	$37.84707	107,705
01/01/2017 to 12/31/2017	$37.84707	$39.44876	102,669
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$16.01523	$14.65317	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99842	$9.67257	99,652
01/01/2014 to 12/31/2014	$9.67257	$9.97296	181,538
01/01/2015 to 12/31/2015	$9.97296	$9.77399	233,857
01/01/2016 to 12/31/2016	$9.77399	$10.02685	201,665
01/01/2017 to 04/28/2017	$10.02685	$10.22642	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.99630	$7.13925	352,019
01/01/2009 to 12/31/2009	$7.13925	$8.49056	944,364
01/01/2010 to 12/31/2010	$8.49056	$9.43900	942,799
01/01/2011 to 12/31/2011	$9.43900	$9.03101	721,380
01/01/2012 to 12/31/2012	$9.03101	$10.06707	864,345
01/01/2013 to 12/31/2013	$10.06707	$11.77442	1,428,362
01/01/2014 to 12/31/2014	$11.77442	$12.21117	1,248,153
01/01/2015 to 10/16/2015	$12.21117	$12.15648	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.24415	$7.22630	1,873,344
01/01/2009 to 12/31/2009	$7.22630	$8.77980	6,315,685
01/01/2010 to 12/31/2010	$8.77980	$9.85022	5,754,917
01/01/2011 to 12/31/2011	$9.85022	$9.51796	3,704,169
01/01/2012 to 12/31/2012	$9.51796	$10.32982	3,876,960
01/01/2013 to 12/31/2013	$10.32982	$11.62943	3,656,804
01/01/2014 to 12/31/2014	$11.62943	$11.76798	3,006,176
01/01/2015 to 12/31/2015	$11.76798	$11.65878	2,523,965
01/01/2016 to 12/31/2016	$11.65878	$11.92422	2,058,651
01/01/2017 to 12/31/2017	$11.92422	$13.62522	1,850,565
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99843	$7.46450	132,356
01/01/2009 to 11/13/2009	$7.46450	$8.33028	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.72966	2,748,118
01/01/2013 to 12/31/2013	$10.72966	$13.10168	3,009,207
01/01/2014 to 12/31/2014	$13.10168	$13.26115	2,584,292
01/01/2015 to 10/16/2015	$13.26115	$12.68104	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99842	$10.79794	262,144
01/01/2014 to 12/31/2014	$10.79794	$10.86389	370,384
01/01/2015 to 10/16/2015	$10.86389	$10.34896	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17511	$6.10647	13,259
01/01/2009 to 12/31/2009	$6.10647	$8.09309	144,868
01/01/2010 to 12/31/2010	$8.09309	$9.54311	136,521
01/01/2011 to 12/31/2011	$9.54311	$8.89025	92,327
01/01/2012 to 12/31/2012	$8.89025	$11.05867	188,259
01/01/2013 to 12/31/2013	$11.05867	$11.32020	162,760
01/01/2014 to 12/31/2014	$11.32020	$12.65133	154,888
01/01/2015 to 12/31/2015	$12.65133	$12.39981	135,656
01/01/2016 to 12/31/2016	$12.39981	$12.27357	63,445
01/01/2017 to 12/31/2017	$12.27357	$13.35180	62,145
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$14.46365	$8.47483	238,285
01/01/2009 to 12/31/2009	$8.47483	$12.42074	976,510
01/01/2010 to 12/31/2010	$12.42074	$13.43836	745,146
01/01/2011 to 12/31/2011	$13.43836	$12.66166	232,569
01/01/2012 to 12/31/2012	$12.66166	$14.87571	242,001
01/01/2013 to 12/31/2013	$14.87571	$18.93303	233,871
01/01/2014 to 02/07/2014	$18.93303	$18.62085	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.96232	$9.86890	2,971,743
01/01/2009 to 12/31/2009	$9.86890	$11.53927	9,326,038
01/01/2010 to 12/31/2010	$11.53927	$12.77881	6,998,680
01/01/2011 to 12/31/2011	$12.77881	$11.84441	3,277,745
01/01/2012 to 12/31/2012	$11.84441	$13.90426	3,174,914
01/01/2013 to 12/31/2013	$13.90426	$18.21540	2,760,364
01/01/2014 to 12/31/2014	$18.21540	$20.21598	1,750,771
01/01/2015 to 12/31/2015	$20.21598	$18.91552	1,401,134
01/01/2016 to 12/31/2016	$18.91552	$20.69868	1,101,847
01/01/2017 to 12/31/2017	$20.69868	$22.28573	1,058,515
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.25391	$10.60190	495,545
01/01/2009 to 12/31/2009	$10.60190	$16.33854	1,836,792
01/01/2010 to 12/31/2010	$16.33854	$19.20592	1,199,578
01/01/2011 to 12/31/2011	$19.20592	$18.28055	516,180
01/01/2012 to 12/31/2012	$18.28055	$21.45017	505,518
01/01/2013 to 12/31/2013	$21.45017	$27.81671	514,046
01/01/2014 to 12/31/2014	$27.81671	$30.43387	354,830
01/01/2015 to 12/31/2015	$30.43387	$28.15819	393,677
01/01/2016 to 12/31/2016	$28.15819	$28.07868	289,803
01/01/2017 to 12/31/2017	$28.07868	$35.00934	233,017
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.16591	$7.55952	423,008
01/01/2009 to 12/31/2009	$7.55952	$9.15003	2,253,800
01/01/2010 to 12/31/2010	$9.15003	$10.01738	2,198,784
01/01/2011 to 12/31/2011	$10.01738	$9.77744	1,593,260
01/01/2012 to 12/31/2012	$9.77744	$10.56305	1,792,450
01/01/2013 to 12/31/2013	$10.56305	$11.38005	1,443,596
01/01/2014 to 12/31/2014	$11.38005	$11.61502	1,076,426
01/01/2015 to 12/31/2015	$11.61502	$11.29073	769,927
01/01/2016 to 12/31/2016	$11.29073	$11.65888	646,195
01/01/2017 to 12/31/2017	$11.65888	$12.84286	576,955

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$18.15704	$13.06735	48,498
01/01/2009 to 12/31/2009	$13.06735	$16.26071	302,214
01/01/2010 to 12/31/2010	$16.26071	$20.22180	300,723
01/01/2011 to 12/31/2011	$20.22180	$20.09648	141,768
01/01/2012 to 12/31/2012	$20.09648	$22.80733	147,190
01/01/2013 to 12/31/2013	$22.80733	$31.05831	156,315
01/01/2014 to 12/31/2014	$31.05831	$32.66138	166,797
01/01/2015 to 12/31/2015	$32.66138	$30.28034	116,818
01/01/2016 to 12/31/2016	$30.28034	$36.92865	89,905
01/01/2017 to 12/31/2017	$36.92865	$40.64448	73,125
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.37945	$10.43767	27,759,077
01/01/2009 to 12/31/2009	$10.43767	$10.26441	53,398,654
01/01/2010 to 12/31/2010	$10.26441	$10.07186	22,860,112
01/01/2011 to 12/31/2011	$10.07186	$9.88296	14,451,090
01/01/2012 to 12/31/2012	$9.88296	$9.69565	12,836,983
01/01/2013 to 12/31/2013	$9.69565	$9.51146	8,587,995
01/01/2014 to 12/31/2014	$9.51146	$9.33077	5,836,235
01/01/2015 to 12/31/2015	$9.33077	$9.15349	4,351,613
01/01/2016 to 12/31/2016	$9.15349	$8.98008	3,457,863
01/01/2017 to 12/31/2017	$8.98008	$8.83997	2,111,819
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$14.40183	$10.51927	1,130,915
01/01/2009 to 12/31/2009	$10.51927	$13.98829	2,187,551
01/01/2010 to 12/31/2010	$13.98829	$15.57512	1,822,975
01/01/2011 to 12/31/2011	$15.57512	$15.76450	1,332,047
01/01/2012 to 12/31/2012	$15.76450	$17.61019	1,315,319
01/01/2013 to 12/31/2013	$17.61019	$18.51604	874,891
01/01/2014 to 12/31/2014	$18.51604	$18.62886	457,370
01/01/2015 to 12/31/2015	$18.62886	$17.62363	318,279
01/01/2016 to 12/31/2016	$17.62363	$19.95146	262,216
01/01/2017 to 12/31/2017	$19.95146	$21.03580	196,410
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.23496	$8.74439	510,220
01/01/2009 to 12/31/2009	$8.74439	$10.24535	1,270,505
01/01/2010 to 12/31/2010	$10.24535	$11.37335	929,620
01/01/2011 to 12/31/2011	$11.37335	$10.69080	467,092
01/01/2012 to 12/31/2012	$10.69080	$12.25840	472,202
01/01/2013 to 12/31/2013	$12.25840	$16.81913	598,631
01/01/2014 to 12/31/2014	$16.81913	$18.76780	504,825
01/01/2015 to 12/31/2015	$18.76780	$16.96847	310,533
01/01/2016 to 12/31/2016	$16.96847	$19.95731	234,517
01/01/2017 to 12/31/2017	$19.95731	$23.33694	175,860
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$24.11404	$11.77265	1,436,169
01/01/2009 to 12/31/2009	$11.77265	$15.62464	4,557,297
01/01/2010 to 12/31/2010	$15.62464	$17.54999	3,251,694
01/01/2011 to 12/31/2011	$17.54999	$14.99175	1,512,624
01/01/2012 to 12/31/2012	$14.99175	$17.70181	1,436,397
01/01/2013 to 12/31/2013	$17.70181	$20.67486	1,426,725
01/01/2014 to 12/31/2014	$20.67486	$19.16150	1,000,376
01/01/2015 to 12/31/2015	$19.16150	$19.38922	603,053
01/01/2016 to 12/31/2016	$19.38922	$18.30293	522,969
01/01/2017 to 12/31/2017	$18.30293	$24.31733	444,516

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$24.61443	$13.52112	254,922
01/01/2009 to 12/31/2009	$13.52112	$17.30968	702,587
01/01/2010 to 12/31/2010	$17.30968	$18.86297	458,110
01/01/2011 to 12/31/2011	$18.86297	$16.18274	222,180
01/01/2012 to 12/31/2012	$16.18274	$18.52239	226,039
01/01/2013 to 12/31/2013	$18.52239	$21.70787	254,128
01/01/2014 to 12/31/2014	$21.70787	$19.86779	227,722
01/01/2015 to 12/31/2015	$19.86779	$19.64956	169,797
01/01/2016 to 12/31/2016	$19.64956	$19.38894	116,479
01/01/2017 to 12/31/2017	$19.38894	$23.36096	101,317
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99843	$10.70704	14,181,642
01/01/2009 to 12/31/2009	$10.70704	$11.69096	5,092,409
01/01/2010 to 12/31/2010	$11.69096	$12.70879	2,342,766
01/01/2011 to 12/31/2011	$12.70879	$14.01936	10,709,989
01/01/2012 to 12/31/2012	$14.01936	$15.04558	5,652,714
01/01/2013 to 12/31/2013	$15.04558	$14.29010	2,279,181
01/01/2014 to 12/31/2014	$14.29010	$14.96195	1,979,323
01/01/2015 to 12/31/2015	$14.96195	$14.85000	4,202,361
01/01/2016 to 12/31/2016	$14.85000	$15.18095	4,684,852
01/01/2017 to 12/31/2017	$15.18095	$15.53542	2,706,927
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.18587	$6.92439	227,790
01/01/2009 to 12/31/2009	$6.92439	$8.60432	1,770,969
01/01/2010 to 12/31/2010	$8.60432	$9.60720	1,853,130
01/01/2011 to 12/31/2011	$9.60720	$9.37122	1,130,059
01/01/2012 to 12/31/2012	$9.37122	$10.44165	1,086,303
01/01/2013 to 12/31/2013	$10.44165	$11.91122	1,170,776
01/01/2014 to 12/31/2014	$11.91122	$12.42856	1,133,846
01/01/2015 to 12/31/2015	$12.42856	$12.06471	1,024,011
01/01/2016 to 12/31/2016	$12.06471	$12.45343	768,603
01/01/2017 to 12/31/2017	$12.45343	$14.28905	622,642
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.63386	$11.86533	385,911
01/01/2009 to 12/31/2009	$11.86533	$15.81653	1,088,419
01/01/2010 to 12/31/2010	$15.81653	$16.62873	754,417
01/01/2011 to 12/31/2011	$16.62873	$14.82050	455,543
01/01/2012 to 12/31/2012	$14.82050	$17.72391	433,132
01/01/2013 to 12/31/2013	$17.72391	$20.05808	373,288
01/01/2014 to 12/31/2014	$20.05808	$18.42445	264,965
01/01/2015 to 12/31/2015	$18.42445	$17.56921	212,453
01/01/2016 to 12/31/2016	$17.56921	$17.56909	174,190
01/01/2017 to 12/31/2017	$17.56909	$22.34365	148,360
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$14.52161	$11.73610	1,649,747
01/01/2009 to 12/31/2009	$11.73610	$14.04824	4,201,539
01/01/2010 to 12/31/2010	$14.04824	$14.79010	3,774,526
01/01/2011 to 12/31/2011	$14.79010	$14.54332	2,478,160
01/01/2012 to 12/31/2012	$14.54332	$15.79599	2,505,973
01/01/2013 to 12/31/2013	$15.79599	$17.20544	2,392,545
01/01/2014 to 12/31/2014	$17.20544	$17.79816	1,942,378
01/01/2015 to 12/31/2015	$17.79816	$17.42813	1,689,336
01/01/2016 to 12/31/2016	$17.42813	$17.75400	1,281,235
01/01/2017 to 12/31/2017	$17.75400	$19.53244	1,079,516

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08381	$10.28718	11,476
01/01/2010 to 12/31/2010	$10.28718	$11.23382	39,108
01/01/2011 to 12/31/2011	$11.23382	$11.09370	45,177
01/01/2012 to 12/31/2012	$11.09370	$12.53538	82,848
01/01/2013 to 12/31/2013	$12.53538	$16.78516	86,792
01/01/2014 to 12/31/2014	$16.78516	$18.03129	115,640
01/01/2015 to 12/31/2015	$18.03129	$19.56984	95,355
01/01/2016 to 12/31/2016	$19.56984	$18.91767	44,471
01/01/2017 to 12/31/2017	$18.91767	$25.20894	38,807
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.34970	$9.58878	3,236,045
01/01/2009 to 12/31/2009	$9.58878	$12.20594	9,898,808
01/01/2010 to 12/31/2010	$12.20594	$14.33917	7,065,215
01/01/2011 to 12/31/2011	$14.33917	$13.93858	3,146,426
01/01/2012 to 12/31/2012	$13.93858	$15.35054	3,080,177
01/01/2013 to 12/31/2013	$15.35054	$20.57226	2,626,178
01/01/2014 to 12/31/2014	$20.57226	$22.31869	1,803,257
01/01/2015 to 12/31/2015	$22.31869	$24.09988	1,120,483
01/01/2016 to 12/31/2016	$24.09988	$24.96138	910,730
01/01/2017 to 12/31/2017	$24.96138	$32.56709	712,331
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.97095	$10.51844	1,849,304
01/01/2009 to 12/31/2009	$10.51844	$13.88928	3,476,917
01/01/2010 to 12/31/2010	$13.88928	$15.45330	2,308,003
01/01/2011 to 12/31/2011	$15.45330	$16.70214	1,512,620
01/01/2012 to 12/31/2012	$16.70214	$17.35590	1,485,320
01/01/2013 to 12/31/2013	$17.35590	$16.68559	1,255,552
01/01/2014 to 12/31/2014	$16.68559	$17.41434	974,114
01/01/2015 to 12/31/2015	$17.41434	$16.98371	778,229
01/01/2016 to 12/31/2016	$16.98371	$17.09535	605,491
01/01/2017 to 12/31/2017	$17.09535	$17.33377	533,177
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$19.74019	$12.78263	182,880
01/01/2009 to 12/31/2009	$12.78263	$16.49076	431,702
01/01/2010 to 12/31/2010	$16.49076	$18.12642	408,161
01/01/2011 to 12/31/2011	$18.12642	$17.22557	265,817
01/01/2012 to 12/31/2012	$17.22557	$20.79752	278,539
01/01/2013 to 12/31/2013	$20.79752	$26.04056	263,515
01/01/2014 to 12/31/2014	$26.04056	$26.47322	240,465
01/01/2015 to 12/31/2015	$26.47322	$25.58966	206,553
01/01/2016 to 12/31/2016	$25.58966	$26.88996	137,756
01/01/2017 to 12/31/2017	$26.88996	$32.66966	121,979
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.70333	$9.81230	639,125
01/01/2009 to 12/31/2009	$9.81230	$11.96540	1,222,987
01/01/2010 to 12/31/2010	$11.96540	$13.23871	948,496
01/01/2011 to 12/31/2011	$13.23871	$12.91038	532,298
01/01/2012 to 12/31/2012	$12.91038	$14.82849	524,356
01/01/2013 to 12/31/2013	$14.82849	$19.88649	385,617
01/01/2014 to 12/31/2014	$19.88649	$21.20790	303,849
01/01/2015 to 12/31/2015	$21.20790	$22.30903	184,574
01/01/2016 to 12/31/2016	$22.30903	$22.30449	150,573
01/01/2017 to 12/31/2017	$22.30449	$28.60150	122,429

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	0
01/01/2013 to 12/31/2013	$10.18715	$13.44187	35,186
01/01/2014 to 12/31/2014	$13.44187	$14.53393	58,000
01/01/2015 to 12/31/2015	$14.53393	$14.15468	103,723
01/01/2016 to 12/31/2016	$14.15468	$15.75350	95,509
01/01/2017 to 12/31/2017	$15.75350	$18.13481	93,277
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02833	$10.06632	3,542
01/01/2012 to 12/31/2012	$10.06632	$10.35604	81,906
01/01/2013 to 12/31/2013	$10.35604	$9.87150	29,559
01/01/2014 to 12/31/2014	$9.87150	$10.18287	92,808
01/01/2015 to 10/16/2015	$10.18287	$10.13506	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.71551	$11.54600	362,170
01/01/2009 to 12/31/2009	$11.54600	$14.70071	811,825
01/01/2010 to 12/31/2010	$14.70071	$18.55731	696,814
01/01/2011 to 12/31/2011	$18.55731	$18.51228	360,080
01/01/2012 to 12/31/2012	$18.51228	$20.40884	353,163
01/01/2013 to 12/31/2013	$20.40884	$26.55027	295,458
01/01/2014 to 12/31/2014	$26.55027	$28.11368	195,863
01/01/2015 to 10/16/2015	$28.11368	$28.77099	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.30002	$10.31532	80,056
01/01/2009 to 12/31/2009	$10.31532	$12.40261	231,173
01/01/2010 to 12/31/2010	$12.40261	$14.63310	208,196
01/01/2011 to 04/29/2011	$14.63310	$16.39975	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.43552	$11.00887	882,120
01/01/2009 to 12/31/2009	$11.00887	$15.18922	2,326,283
01/01/2010 to 12/31/2010	$15.18922	$18.39295	1,733,456
01/01/2011 to 12/31/2011	$18.39295	$17.59566	825,169
01/01/2012 to 12/31/2012	$17.59566	$20.21738	800,864
01/01/2013 to 12/31/2013	$20.21738	$28.16503	758,286
01/01/2014 to 12/31/2014	$28.16503	$31.56735	538,936
01/01/2015 to 12/31/2015	$31.56735	$29.22193	356,015
01/01/2016 to 12/31/2016	$29.22193	$33.89409	268,689
01/01/2017 to 12/31/2017	$33.89409	$37.83692	223,866
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	586,180
01/01/2013 to 12/31/2013	$10.30591	$12.02243	615,902
01/01/2014 to 12/31/2014	$12.02243	$12.40002	406,776
01/01/2015 to 12/31/2015	$12.40002	$12.01335	280,581
01/01/2016 to 12/31/2016	$12.01335	$12.29506	240,036
01/01/2017 to 12/31/2017	$12.29506	$14.05136	207,434
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10117	$5.56745	13,090
01/01/2009 to 12/31/2009	$5.56745	$9.09456	797,469
01/01/2010 to 12/31/2010	$9.09456	$10.90874	980,723
01/01/2011 to 12/31/2011	$10.90874	$8.53234	312,728
01/01/2012 to 12/31/2012	$8.53234	$9.87080	305,612
01/01/2013 to 12/31/2013	$9.87080	$9.70480	296,872
01/01/2014 to 12/31/2014	$9.70480	$9.07452	219,327
01/01/2015 to 12/31/2015	$9.07452	$7.41294	158,164
01/01/2016 to 12/31/2016	$7.41294	$8.17142	131,365
01/01/2017 to 12/31/2017	$8.17142	$10.13116	148,374

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.33484	$8.95275	3,907,838
01/01/2009 to 12/31/2009	$8.95275	$10.54252	9,644,662
01/01/2010 to 12/31/2010	$10.54252	$11.43570	8,283,737
01/01/2011 to 12/31/2011	$11.43570	$11.33056	6,052,545
01/01/2012 to 12/31/2012	$11.33056	$12.26806	6,075,309
01/01/2013 to 12/31/2013	$12.26806	$13.14361	4,709,560
01/01/2014 to 12/31/2014	$13.14361	$13.63857	3,895,690
01/01/2015 to 12/31/2015	$13.63857	$13.39866	3,259,683
01/01/2016 to 12/31/2016	$13.39866	$13.87085	2,705,465
01/01/2017 to 12/31/2017	$13.87085	$14.98656	2,496,956
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	31,164
01/01/2012 to 12/31/2012	$10.06623	$10.57685	120,118
01/01/2013 to 12/31/2013	$10.57685	$10.13596	75,527
01/01/2014 to 12/31/2014	$10.13596	$10.54611	200,307
01/01/2015 to 12/31/2015	$10.54611	$10.31799	233,932
01/01/2016 to 12/31/2016	$10.31799	$10.54843	196,224
01/01/2017 to 12/31/2017	$10.54843	$10.93540	173,969
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.43284	$6.64953	2,024,904
01/01/2009 to 12/31/2009	$6.64953	$8.21765	11,586,741
01/01/2010 to 12/31/2010	$8.21765	$9.59494	10,424,536
01/01/2011 to 12/31/2011	$9.59494	$8.82799	6,056,736
01/01/2012 to 12/31/2012	$8.82799	$9.77896	6,636,157
01/01/2013 to 12/31/2013	$9.77896	$11.22642	5,174,594
01/01/2014 to 12/31/2014	$11.22642	$12.02608	4,671,079
01/01/2015 to 12/31/2015	$12.02608	$11.72533	5,872,110
01/01/2016 to 12/31/2016	$11.72533	$12.66431	5,050,434
01/01/2017 to 12/31/2017	$12.66431	$14.42432	6,248,239
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99842	$11.65663	0
01/01/2014 to 12/31/2014	$11.65663	$13.17812	12,539
01/01/2015 to 12/31/2015	$13.17812	$13.12729	12,321
01/01/2016 to 12/31/2016	$13.12729	$14.27652	16,007
01/01/2017 to 12/31/2017	$14.27652	$17.00506	22,931
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$14.85227	$8.92880	382,597
01/01/2009 to 12/31/2009	$8.92880	$10.67068	731,656
01/01/2010 to 12/31/2010	$10.67068	$12.04334	574,473
01/01/2011 to 12/31/2011	$12.04334	$12.22331	392,036
01/01/2012 to 12/31/2012	$12.22331	$14.24559	363,906
01/01/2013 to 12/31/2013	$14.24559	$18.50679	307,188
01/01/2014 to 12/31/2014	$18.50679	$21.28040	275,608
01/01/2015 to 12/31/2015	$21.28040	$21.51891	188,891
01/01/2016 to 12/31/2016	$21.51891	$24.24513	148,282
01/01/2017 to 12/31/2017	$24.24513	$29.07825	103,492
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	4,694
01/01/2012 to 12/31/2012	$8.88478	$9.86246	8,784
01/01/2013 to 12/31/2013	$9.86246	$11.84221	14,120
01/01/2014 to 12/31/2014	$11.84221	$12.37240	17,695
01/01/2015 to 12/31/2015	$12.37240	$12.15561	11,416
01/01/2016 to 12/31/2016	$12.15561	$12.67909	10,320
01/01/2017 to 12/31/2017	$12.67909	$14.70144	16,137

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.03623	$7.13241	555,997
01/01/2009 to 12/31/2009	$7.13241	$8.63339	2,983,186
01/01/2010 to 12/31/2010	$8.63339	$9.47891	2,961,766
01/01/2011 to 12/31/2011	$9.47891	$9.13019	1,841,127
01/01/2012 to 12/31/2012	$9.13019	$9.87738	1,885,971
01/01/2013 to 12/31/2013	$9.87738	$10.89506	1,685,290
01/01/2014 to 12/31/2014	$10.89506	$11.23741	1,379,672
01/01/2015 to 12/31/2015	$11.23741	$11.00571	1,258,920
01/01/2016 to 12/31/2016	$11.00571	$11.31693	1,020,230
01/01/2017 to 12/31/2017	$11.31693	$12.90460	972,235
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.50280	$7.31100	196,472
01/01/2009 to 12/31/2009	$7.31100	$9.09792	1,624,864
01/01/2010 to 12/31/2010	$9.09792	$10.20535	1,595,628
01/01/2011 to 12/31/2011	$10.20535	$9.77267	939,114
01/01/2012 to 12/31/2012	$9.77267	$11.11130	1,116,900
01/01/2013 to 12/31/2013	$11.11130	$12.86878	1,518,690
01/01/2014 to 12/31/2014	$12.86878	$13.31003	1,377,754
01/01/2015 to 12/31/2015	$13.31003	$12.98631	2,052,114
01/01/2016 to 12/31/2016	$12.98631	$13.60878	1,571,420
01/01/2017 to 04/28/2017	$13.60878	$14.14435	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$14.66093	$10.04001	420,214
01/01/2009 to 12/31/2009	$10.04001	$12.54932	2,934,444
01/01/2010 to 12/31/2010	$12.54932	$13.76518	3,165,437
01/01/2011 to 12/31/2011	$13.76518	$13.04748	1,898,541
01/01/2012 to 12/31/2012	$13.04748	$14.22477	1,861,745
01/01/2013 to 12/31/2013	$14.22477	$15.96407	1,513,747
01/01/2014 to 12/31/2014	$15.96407	$16.13628	1,128,480
01/01/2015 to 10/16/2015	$16.13628	$15.66334	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.68068	$14.08436	535,803
01/01/2009 to 12/31/2009	$14.08436	$18.32965	1,908,786
01/01/2010 to 12/31/2010	$18.32965	$23.83387	1,310,855
01/01/2011 to 12/31/2011	$23.83387	$20.31586	619,637
01/01/2012 to 12/31/2012	$20.31586	$23.92987	575,209
01/01/2013 to 12/31/2013	$23.92987	$33.05610	488,595
01/01/2014 to 12/31/2014	$33.05610	$34.03039	326,579
01/01/2015 to 12/31/2015	$34.03039	$33.82942	212,711
01/01/2016 to 12/31/2016	$33.82942	$35.74320	169,978
01/01/2017 to 12/31/2017	$35.74320	$44.77587	137,560
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.25010	$9.08654	186,142
01/01/2009 to 12/31/2009	$9.08654	$11.93636	533,421
01/01/2010 to 12/31/2010	$11.93636	$15.97414	560,624
01/01/2011 to 12/31/2011	$15.97414	$15.51765	229,807
01/01/2012 to 12/31/2012	$15.51765	$17.07584	227,003
01/01/2013 to 12/31/2013	$17.07584	$22.64361	254,635
01/01/2014 to 12/31/2014	$22.64361	$23.06171	150,987
01/01/2015 to 12/31/2015	$23.06171	$22.80129	140,102
01/01/2016 to 12/31/2016	$22.80129	$25.07054	94,009
01/01/2017 to 12/31/2017	$25.07054	$30.47775	80,211

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.49959	$12.06539	1,182,326
01/01/2009 to 12/31/2009	$12.06539	$15.03194	3,254,841
01/01/2010 to 12/31/2010	$15.03194	$18.57980	2,239,354
01/01/2011 to 12/31/2011	$18.57980	$17.13791	1,034,413
01/01/2012 to 12/31/2012	$17.13791	$19.86500	977,952
01/01/2013 to 12/31/2013	$19.86500	$26.77639	841,571
01/01/2014 to 12/31/2014	$26.77639	$27.65151	555,469
01/01/2015 to 12/31/2015	$27.65151	$25.95709	359,832
01/01/2016 to 12/31/2016	$25.95709	$32.90175	259,335
01/01/2017 to 12/31/2017	$32.90175	$34.64980	225,112
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$15.62357	$11.35015	1,345,037
01/01/2009 to 12/31/2009	$11.35015	$13.82213	3,356,441
01/01/2010 to 12/31/2010	$13.82213	$15.12378	3,287,642
01/01/2011 to 12/31/2011	$15.12378	$15.13121	2,392,994
01/01/2012 to 12/31/2012	$15.13121	$16.84667	2,952,403
01/01/2013 to 12/31/2013	$16.84667	$19.30863	2,779,319
01/01/2014 to 12/31/2014	$19.30863	$20.05546	2,340,236
01/01/2015 to 12/31/2015	$20.05546	$19.68272	2,588,127
01/01/2016 to 12/31/2016	$19.68272	$20.76627	2,316,025
01/01/2017 to 12/31/2017	$20.76627	$23.51162	1,907,438
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.52898	$9.42318	478,070
01/01/2009 to 12/31/2009	$9.42318	$11.44388	1,136,011
01/01/2010 to 12/31/2010	$11.44388	$12.71342	806,786
01/01/2011 to 12/31/2011	$12.71342	$12.26775	418,041
01/01/2012 to 12/31/2012	$12.26775	$14.11037	550,807
01/01/2013 to 12/31/2013	$14.11037	$17.95151	522,190
01/01/2014 to 12/31/2014	$17.95151	$18.92546	403,614
01/01/2015 to 10/16/2015	$18.92546	$17.51063	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.77810	$8.61592	568,073
01/01/2009 to 12/31/2009	$8.61592	$12.96346	2,116,603
01/01/2010 to 12/31/2010	$12.96346	$14.72792	1,463,744
01/01/2011 to 12/31/2011	$14.72792	$14.20354	705,514
01/01/2012 to 12/31/2012	$14.20354	$16.38318	719,092
01/01/2013 to 12/31/2013	$16.38318	$23.14801	790,692
01/01/2014 to 12/31/2014	$23.14801	$24.60341	601,191
01/01/2015 to 12/31/2015	$24.60341	$26.44903	542,339
01/01/2016 to 12/31/2016	$26.44903	$26.64780	338,969
01/01/2017 to 12/31/2017	$26.64780	$36.04747	307,802
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$18.25874	$11.23035	341,799
01/01/2009 to 12/31/2009	$11.23035	$13.02869	1,308,929
01/01/2010 to 12/31/2010	$13.02869	$14.37150	827,377
01/01/2011 to 12/31/2011	$14.37150	$14.02957	389,478
01/01/2012 to 12/31/2012	$14.02957	$15.60704	374,123
01/01/2013 to 12/31/2013	$15.60704	$20.61249	312,845
01/01/2014 to 12/31/2014	$20.61249	$20.53585	218,492
01/01/2015 to 12/31/2015	$20.53585	$18.92409	146,303
01/01/2016 to 12/31/2016	$18.92409	$19.70303	107,096
01/01/2017 to 12/31/2017	$19.70303	$22.52932	84,376

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$35.54120	$17.43712	262,794
01/01/2009 to 12/31/2009	$17.43712	$25.54745	1,010,081
01/01/2010 to 12/31/2010	$25.54745	$30.18855	765,030
01/01/2011 to 12/31/2011	$30.18855	$25.19761	406,424
01/01/2012 to 12/31/2012	$25.19761	$25.61209	335,676
01/01/2013 to 12/31/2013	$25.61209	$28.99000	260,892
01/01/2014 to 12/31/2014	$28.99000	$26.06130	215,002
01/01/2015 to 12/31/2015	$26.06130	$20.64367	157,665
01/01/2016 to 12/31/2016	$20.64367	$25.23758	124,254
01/01/2017 to 12/31/2017	$25.23758	$27.31118	96,736
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.78496	$12.23660	821,071
01/01/2009 to 12/31/2009	$12.23660	$13.45854	2,746,643
01/01/2010 to 12/31/2010	$13.45854	$13.96117	2,027,848
01/01/2011 to 12/31/2011	$13.96117	$14.26116	1,038,761
01/01/2012 to 12/31/2012	$14.26116	$14.72094	1,020,582
01/01/2013 to 12/31/2013	$14.72094	$13.89915	966,927
01/01/2014 to 12/31/2014	$13.89915	$13.71107	691,913
01/01/2015 to 12/31/2015	$13.71107	$12.82948	398,353
01/01/2016 to 12/31/2016	$12.82948	$13.13472	322,074
01/01/2017 to 12/31/2017	$13.13472	$13.14887	307,982
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.68979	$10.73729	114,313
01/01/2009 to 12/31/2009	$10.73729	$14.62934	269,317
01/01/2010 to 12/31/2010	$14.62934	$17.73966	373,327
01/01/2011 to 12/31/2011	$17.73966	$16.80248	177,897
01/01/2012 to 12/31/2012	$16.80248	$19.51741	193,813
01/01/2013 to 12/31/2013	$19.51741	$25.35324	177,689
01/01/2014 to 12/31/2014	$25.35324	$28.59472	142,803
01/01/2015 to 12/31/2015	$28.59472	$26.19760	84,217
01/01/2016 to 12/31/2016	$26.19760	$29.29784	69,199
01/01/2017 to 12/31/2017	$29.29784	$34.06892	49,049
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.19090	$6.89709	1,351,329
01/01/2009 to 12/31/2009	$6.89709	$8.68975	5,450,193
01/01/2010 to 12/31/2010	$8.68975	$9.77237	3,929,923
01/01/2011 to 12/31/2011	$9.77237	$9.25568	1,990,025
01/01/2012 to 12/31/2012	$9.25568	$10.07902	2,066,941
01/01/2013 to 12/31/2013	$10.07902	$11.91492	2,626,126
01/01/2014 to 12/31/2014	$11.91492	$12.33200	2,108,280
01/01/2015 to 12/31/2015	$12.33200	$12.02123	1,486,198
01/01/2016 to 12/31/2016	$12.02123	$12.56273	1,033,623
01/01/2017 to 12/31/2017	$12.56273	$14.00004	745,495
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97632	$9.27671	494,638
01/01/2009 to 12/31/2009	$9.27671	$10.15893	1,245,052
01/01/2010 to 12/31/2010	$10.15893	$10.74307	1,455,140
01/01/2011 to 12/31/2011	$10.74307	$11.17421	1,431,689
01/01/2012 to 12/31/2012	$11.17421	$11.82248	1,628,650
01/01/2013 to 12/31/2013	$11.82248	$11.42468	1,316,330
01/01/2014 to 12/31/2014	$11.42468	$12.01422	1,334,165
01/01/2015 to 12/31/2015	$12.01422	$11.93173	1,207,548
01/01/2016 to 12/31/2016	$11.93173	$12.30837	971,194
01/01/2017 to 12/31/2017	$12.30837	$12.83673	831,418

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.54773	$7.82372	62,126
01/01/2009 to 12/31/2009	$7.82372	$10.72801	252,846
01/01/2010 to 07/16/2010	$10.72801	$10.49104	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$23.17876	$13.30448	91,276
01/01/2009 to 12/31/2009	$13.30448	$15.13272	216,498
01/01/2010 to 07/16/2010	$15.13272	$14.35537	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$16.16162	$11.54242	17,862
01/01/2009 to 12/31/2009	$11.54242	$16.30184	165,600
01/01/2010 to 07/16/2010	$16.30184	$15.20838	0
First Trust Target Focus Four Portfolio
01/01/2008 to 12/31/2008	$15.02064	$8.27670	20,228
01/01/2009 to 12/31/2009	$8.27670	$10.45720	137,254
01/01/2010 to 12/31/2010	$10.45720	$12.20697	95,631
01/01/2011 to 12/31/2011	$12.20697	$10.66901	29,159
01/01/2012 to 12/31/2012	$10.66901	$11.91353	28,180
01/01/2013 to 12/31/2013	$11.91353	$15.31926	38,372
01/01/2014 to 04/25/2014	$15.31926	$15.78091	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07804	$6.63148	896,856
01/01/2009 to 12/31/2009	$6.63148	$8.46132	3,792,425
01/01/2010 to 12/31/2010	$8.46132	$9.15058	4,323,043
01/01/2011 to 12/31/2011	$9.15058	$8.82703	2,669,570
01/01/2012 to 09/21/2012	$8.82703	$9.87093	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$19.30441	$10.83559	182,104
01/01/2009 to 12/31/2009	$10.83559	$14.99474	401,863
01/01/2010 to 12/31/2010	$14.99474	$16.14021	280,535
01/01/2011 to 12/31/2011	$16.14021	$14.64761	119,156
01/01/2012 to 12/31/2012	$14.64761	$18.01404	125,039
01/01/2013 to 12/31/2013	$18.01404	$20.20681	112,467
01/01/2014 to 04/25/2014	$20.20681	$19.76060	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03265	$8.15507	60,367
01/01/2012 to 04/27/2012	$8.15507	$9.23707	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99290	$9.10608	62,232
01/01/2012 to 12/31/2012	$9.10608	$10.60542	79,481
01/01/2013 to 12/31/2013	$10.60542	$13.63301	114,086
01/01/2014 to 12/31/2014	$13.63301	$15.08965	95,616
01/01/2015 to 12/31/2015	$15.08965	$15.10888	72,187
01/01/2016 to 12/31/2016	$15.10888	$17.01830	52,474
01/01/2017 to 12/31/2017	$17.01830	$18.12750	35,398
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$19.86399	$10.11734	27,103
01/01/2009 to 12/31/2009	$10.11734	$14.13754	151,229
01/01/2010 to 12/31/2010	$14.13754	$17.17346	132,460
01/01/2011 to 04/29/2011	$17.17346	$19.11020	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$12.17492	$4.84348	62,197
01/01/2009 to 12/31/2009	$4.84348	$6.05459	465,655
01/01/2010 to 12/31/2010	$6.05459	$6.55226	230,042
01/01/2011 to 04/29/2011	$6.55226	$6.90642	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$15.12440	$10.59048	107,935
01/01/2009 to 12/31/2009	$10.59048	$13.26447	147,445
01/01/2010 to 12/31/2010	$13.26447	$13.70138	216,159
01/01/2011 to 12/31/2011	$13.70138	$13.97256	94,482
01/01/2012 to 12/31/2012	$13.97256	$16.57093	93,362
01/01/2013 to 12/31/2013	$16.57093	$22.84690	94,105
01/01/2014 to 12/31/2014	$22.84690	$26.82130	82,580
01/01/2015 to 12/31/2015	$26.82130	$27.14400	57,099
01/01/2016 to 12/31/2016	$27.14400	$23.57747	26,149
01/01/2017 to 12/31/2017	$23.57747	$26.79168	18,151
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04985	$9.74897	52,823
01/01/2013 to 12/31/2013	$9.74897	$13.10386	54,370
01/01/2014 to 12/31/2014	$13.10386	$13.88803	37,106
01/01/2015 to 12/31/2015	$13.88803	$13.78848	29,364
01/01/2016 to 12/31/2016	$13.78848	$13.62934	23,901
01/01/2017 to 12/31/2017	$13.62934	$16.37860	21,057
Invesco V.I. Technology Fund - Series I
01/01/2008 to 12/31/2008	$15.73261	$8.56458	207
01/01/2009 to 12/31/2009	$8.56458	$13.22457	207
01/01/2010 to 12/31/2010	$13.22457	$15.73766	813
01/01/2011 to 12/31/2011	$15.73766	$14.65886	207
01/01/2012 to 12/31/2012	$14.65886	$16.00172	207
01/01/2013 to 12/31/2013	$16.00172	$19.64487	207
01/01/2014 to 12/31/2014	$19.64487	$21.40148	207
01/01/2015 to 12/31/2015	$21.40148	$22.42560	207
01/01/2016 to 12/31/2016	$22.42560	$21.83439	0
01/01/2017 to 12/31/2017	$21.83439	$28.94671	0
NASDAQ Target 15 Portfolio
01/01/2008 to 12/31/2008	$13.75443	$6.62610	71
01/01/2009 to 12/31/2009	$6.62610	$7.60142	1,772
01/01/2010 to 12/31/2010	$7.60142	$9.72265	4,210
01/01/2011 to 12/31/2011	$9.72265	$9.66183	2,502
01/01/2012 to 12/31/2012	$9.66183	$10.70938	2,481
01/01/2013 to 12/31/2013	$10.70938	$15.63550	2,479
01/01/2014 to 04/25/2014	$15.63550	$15.56681	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$43.85002	$18.12627	159,425
01/01/2009 to 12/31/2009	$18.12627	$28.84740	729,367
01/01/2010 to 12/31/2010	$28.84740	$32.86782	440,198
01/01/2011 to 12/31/2011	$32.86782	$25.01957	149,496
01/01/2012 to 12/31/2012	$25.01957	$28.66219	152,795
01/01/2013 to 12/31/2013	$28.66219	$28.12670	148,711
01/01/2014 to 12/31/2014	$28.12670	$25.97882	117,269
01/01/2015 to 12/31/2015	$25.97882	$21.32592	57,774
01/01/2016 to 08/05/2016	$21.32592	$23.32724	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12639	$9.71945	118,243
01/01/2017 to 12/31/2017	$9.71945	$13.45391	87,171

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$36.15558	$17.44176	151,279
01/01/2009 to 12/31/2009	$17.44176	$26.38444	378,449
01/01/2010 to 12/31/2010	$26.38444	$29.48313	181,972
01/01/2011 to 12/31/2011	$29.48313	$21.11521	44,173
01/01/2012 to 12/31/2012	$21.11521	$23.91889	48,923
01/01/2013 to 12/31/2013	$23.91889	$26.97759	40,590
01/01/2014 to 12/31/2014	$26.97759	$26.04978	28,416
01/01/2015 to 12/31/2015	$26.04978	$23.15769	18,124
01/01/2016 to 12/31/2016	$23.15769	$22.86429	12,172
01/01/2017 to 12/31/2017	$22.86429	$29.80611	7,607
ProFund VP Banks
01/01/2008 to 12/31/2008	$11.15807	$5.81019	91,686
01/01/2009 to 12/31/2009	$5.81019	$5.45784	116,680
01/01/2010 to 12/31/2010	$5.45784	$5.80061	75,968
01/01/2011 to 12/31/2011	$5.80061	$4.16810	27,599
01/01/2012 to 12/31/2012	$4.16810	$5.45464	229,721
01/01/2013 to 12/31/2013	$5.45464	$7.14130	43,064
01/01/2014 to 12/31/2014	$7.14130	$7.73255	24,137
01/01/2015 to 12/31/2015	$7.73255	$7.55278	17,997
01/01/2016 to 12/31/2016	$7.55278	$9.13087	32,776
01/01/2017 to 12/31/2017	$9.13087	$10.56304	14,870
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$21.06688	$10.03854	122,266
01/01/2009 to 12/31/2009	$10.03854	$15.99027	466,614
01/01/2010 to 12/31/2010	$15.99027	$20.34502	272,281
01/01/2011 to 12/31/2011	$20.34502	$16.73521	75,424
01/01/2012 to 12/31/2012	$16.73521	$17.80964	53,942
01/01/2013 to 12/31/2013	$17.80964	$20.69168	63,899
01/01/2014 to 12/31/2014	$20.69168	$20.64077	46,848
01/01/2015 to 12/31/2015	$20.64077	$17.42937	36,577
01/01/2016 to 12/31/2016	$17.42937	$20.26092	35,910
01/01/2017 to 12/31/2017	$20.26092	$24.44040	30,357
ProFund VP Bear
01/01/2008 to 12/31/2008	$5.71470	$7.84437	733,382
01/01/2009 to 12/31/2009	$7.84437	$5.55067	737,550
01/01/2010 to 12/31/2010	$5.55067	$4.47595	409,072
01/01/2011 to 12/31/2011	$4.47595	$4.00094	415,057
01/01/2012 to 12/31/2012	$4.00094	$3.27334	250,861
01/01/2013 to 12/31/2013	$3.27334	$2.35853	225,606
01/01/2014 to 12/31/2014	$2.35853	$1.98409	147,330
01/01/2015 to 12/31/2015	$1.98409	$1.85043	169,701
01/01/2016 to 12/31/2016	$1.85043	$1.57842	106,623
01/01/2017 to 12/31/2017	$1.57842	$1.27029	52,688
ProFund VP Biotechnology
01/01/2008 to 12/31/2008	$15.53680	$15.52247	3,643
01/01/2009 to 12/31/2009	$15.52247	$15.79374	2,954
01/01/2010 to 12/31/2010	$15.79374	$16.28406	5,535
01/01/2011 to 12/31/2011	$16.28406	$17.02324	59
01/01/2012 to 12/31/2012	$17.02324	$23.49701	62
01/01/2013 to 12/31/2013	$23.49701	$38.82201	58
01/01/2014 to 12/31/2014	$38.82201	$49.40618	0
01/01/2015 to 12/31/2015	$49.40618	$50.06718	0
01/01/2016 to 12/31/2016	$50.06718	$41.51561	0
01/01/2017 to 12/31/2017	$41.51561	$49.91053	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2008 to 12/31/2008	$14.63690	$8.94971	561,382
01/01/2009 to 12/31/2009	$8.94971	$10.91715	716,247
01/01/2010 to 12/31/2010	$10.91715	$12.05691	491,331
01/01/2011 to 12/31/2011	$12.05691	$11.82838	340,742
01/01/2012 to 12/31/2012	$11.82838	$13.21475	214,190
01/01/2013 to 12/31/2013	$13.21475	$16.82132	306,946
01/01/2014 to 12/31/2014	$16.82132	$18.39413	176,025
01/01/2015 to 12/31/2015	$18.39413	$17.96195	133,539
01/01/2016 to 12/31/2016	$17.96195	$19.32394	61,991
01/01/2017 to 12/31/2017	$19.32394	$22.62480	53,783
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$14.05759	$10.10662	50,304
01/01/2009 to 12/31/2009	$10.10662	$12.05290	157,974
01/01/2010 to 12/31/2010	$12.05290	$13.87686	155,879
01/01/2011 to 12/31/2011	$13.87686	$14.55927	82,160
01/01/2012 to 12/31/2012	$14.55927	$15.83303	58,155
01/01/2013 to 12/31/2013	$15.83303	$19.95169	40,985
01/01/2014 to 12/31/2014	$19.95169	$21.57432	46,311
01/01/2015 to 12/31/2015	$21.57432	$22.04551	33,111
01/01/2016 to 12/31/2016	$22.04551	$22.39410	21,497
01/01/2017 to 12/31/2017	$22.39410	$25.27738	19,003
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$11.38112	$7.66078	25,750
01/01/2009 to 12/31/2009	$7.66078	$9.83037	116,902
01/01/2010 to 12/31/2010	$9.83037	$11.70644	56,637
01/01/2011 to 12/31/2011	$11.70644	$12.11602	38,322
01/01/2012 to 12/31/2012	$12.11602	$14.51214	53,104
01/01/2013 to 12/31/2013	$14.51214	$19.91264	47,447
01/01/2014 to 12/31/2014	$19.91264	$21.96854	17,485
01/01/2015 to 12/31/2015	$21.96854	$22.56186	38,119
01/01/2016 to 12/31/2016	$22.56186	$23.06076	21,794
01/01/2017 to 12/31/2017	$23.06076	$26.77935	19,395
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$20.33498	$11.16985	59,187
01/01/2009 to 12/31/2009	$11.16985	$14.49625	333,618
01/01/2010 to 12/31/2010	$14.49625	$14.59546	194,858
01/01/2011 to 12/31/2011	$14.59546	$13.04621	45,440
01/01/2012 to 12/31/2012	$13.04621	$14.92181	72,605
01/01/2013 to 12/31/2013	$14.92181	$17.80547	63,722
01/01/2014 to 12/31/2014	$17.80547	$15.95668	29,196
01/01/2015 to 12/31/2015	$15.95668	$13.95065	18,191
01/01/2016 to 12/31/2016	$13.95065	$14.75508	10,946
01/01/2017 to 12/31/2017	$14.75508	$17.32899	11,182
ProFund VP Financials
01/01/2008 to 12/31/2008	$12.55970	$6.09328	230,957
01/01/2009 to 12/31/2009	$6.09328	$6.87459	257,126
01/01/2010 to 12/31/2010	$6.87459	$7.48120	151,486
01/01/2011 to 12/31/2011	$7.48120	$6.32399	63,803
01/01/2012 to 12/31/2012	$6.32399	$7.73778	94,736
01/01/2013 to 12/31/2013	$7.73778	$10.02584	89,832
01/01/2014 to 12/31/2014	$10.02584	$11.10586	86,222
01/01/2015 to 12/31/2015	$11.10586	$10.73201	41,114
01/01/2016 to 12/31/2016	$10.73201	$12.14166	37,052
01/01/2017 to 12/31/2017	$12.14166	$14.07823	21,928

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2008 to 12/31/2008	$12.45861	$9.25254	92,213
01/01/2009 to 12/31/2009	$9.25254	$10.85187	241,104
01/01/2010 to 12/31/2010	$10.85187	$10.94855	128,039
01/01/2011 to 12/31/2011	$10.94855	$11.82714	93,411
01/01/2012 to 12/31/2012	$11.82714	$13.62137	129,999
01/01/2013 to 12/31/2013	$13.62137	$18.67544	98,923
01/01/2014 to 12/31/2014	$18.67544	$22.66261	174,495
01/01/2015 to 12/31/2015	$22.66261	$23.34884	197,209
01/01/2016 to 12/31/2016	$23.34884	$21.97800	86,751
01/01/2017 to 12/31/2017	$21.97800	$26.07187	72,940
ProFund VP Industrials
01/01/2008 to 12/31/2008	$17.21815	$10.05200	34,844
01/01/2009 to 12/31/2009	$10.05200	$12.23724	133,981
01/01/2010 to 12/31/2010	$12.23724	$14.85592	120,850
01/01/2011 to 12/31/2011	$14.85592	$14.31402	45,982
01/01/2012 to 12/31/2012	$14.31402	$16.26006	41,861
01/01/2013 to 12/31/2013	$16.26006	$22.04275	51,065
01/01/2014 to 12/31/2014	$22.04275	$22.83001	30,740
01/01/2015 to 12/31/2015	$22.83001	$21.63024	8,886
01/01/2016 to 12/31/2016	$21.63024	$24.94384	14,263
01/01/2017 to 12/31/2017	$24.94384	$29.95243	7,768
ProFund VP Internet
01/01/2008 to 12/31/2008	$22.46408	$12.15781	1,088
01/01/2009 to 12/31/2009	$12.15781	$21.14392	2,242
01/01/2010 to 12/31/2010	$21.14392	$28.05981	2,745
01/01/2011 to 12/31/2011	$28.05981	$25.62549	274
01/01/2012 to 12/31/2012	$25.62549	$30.10590	271
01/01/2013 to 12/31/2013	$30.10590	$44.80647	75
01/01/2014 to 12/31/2014	$44.80647	$44.44817	3
01/01/2015 to 12/31/2015	$44.44817	$52.47854	0
01/01/2016 to 12/31/2016	$52.47854	$54.33087	0
01/01/2017 to 12/31/2017	$54.33087	$72.51782	0
ProFund VP Japan
01/01/2008 to 12/31/2008	$17.89699	$10.38573	53,586
01/01/2009 to 12/31/2009	$10.38573	$11.24077	84,858
01/01/2010 to 12/31/2010	$11.24077	$10.30671	52,527
01/01/2011 to 12/31/2011	$10.30671	$8.23662	20,070
01/01/2012 to 12/31/2012	$8.23662	$9.93405	32,157
01/01/2013 to 12/31/2013	$9.93405	$14.44619	43,086
01/01/2014 to 12/31/2014	$14.44619	$14.62883	14,546
01/01/2015 to 12/31/2015	$14.62883	$15.18449	16,157
01/01/2016 to 12/31/2016	$15.18449	$14.95826	8,110
01/01/2017 to 12/31/2017	$14.95826	$17.38274	7,544
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.52879	$7.29260	168,468
01/01/2009 to 12/31/2009	$7.29260	$9.28121	367,470
01/01/2010 to 12/31/2010	$9.28121	$10.30538	215,082
01/01/2011 to 12/31/2011	$10.30538	$10.42635	124,604
01/01/2012 to 12/31/2012	$10.42635	$11.52874	163,329
01/01/2013 to 12/31/2013	$11.52874	$14.77800	119,893
01/01/2014 to 12/31/2014	$14.77800	$16.37145	134,468
01/01/2015 to 12/31/2015	$16.37145	$16.66389	74,297
01/01/2016 to 12/31/2016	$16.66389	$17.16789	32,362
01/01/2017 to 12/31/2017	$17.16789	$21.10246	45,071

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.98030	$6.99682	152,477
01/01/2009 to 12/31/2009	$6.99682	$8.20001	300,630
01/01/2010 to 12/31/2010	$8.20001	$9.08142	629,740
01/01/2011 to 12/31/2011	$9.08142	$8.79527	95,035
01/01/2012 to 12/31/2012	$8.79527	$9.95835	176,960
01/01/2013 to 12/31/2013	$9.95835	$12.68942	70,234
01/01/2014 to 12/31/2014	$12.68942	$13.75224	130,581
01/01/2015 to 12/31/2015	$13.75224	$12.85214	40,759
01/01/2016 to 12/31/2016	$12.85214	$14.55415	49,438
01/01/2017 to 12/31/2017	$14.55415	$16.19661	39,559
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$16.37690	$9.83042	97,513
01/01/2009 to 12/31/2009	$9.83042	$13.33896	210,857
01/01/2010 to 12/31/2010	$13.33896	$16.80439	482,644
01/01/2011 to 12/31/2011	$16.80439	$16.00857	100,490
01/01/2012 to 12/31/2012	$16.00857	$18.11931	139,548
01/01/2013 to 12/31/2013	$18.11931	$23.20116	88,188
01/01/2014 to 12/31/2014	$23.20116	$24.10122	62,863
01/01/2015 to 12/31/2015	$24.10122	$23.71029	45,268
01/01/2016 to 12/31/2016	$23.71029	$26.25596	28,703
01/01/2017 to 12/31/2017	$26.25596	$30.47404	28,433
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$17.76226	$11.09978	83,877
01/01/2009 to 12/31/2009	$11.09978	$14.25065	169,155
01/01/2010 to 12/31/2010	$14.25065	$16.83903	89,452
01/01/2011 to 12/31/2011	$16.83903	$15.87137	143,417
01/01/2012 to 12/31/2012	$15.87137	$18.14839	129,093
01/01/2013 to 12/31/2013	$18.14839	$23.52919	72,654
01/01/2014 to 12/31/2014	$23.52919	$25.43319	44,829
01/01/2015 to 12/31/2015	$25.43319	$22.89795	16,337
01/01/2016 to 12/31/2016	$22.89795	$27.93189	31,587
01/01/2017 to 12/31/2017	$27.93189	$30.30961	15,372
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$16.83027	$9.49607	103,254
01/01/2009 to 12/31/2009	$9.49607	$14.16072	349,448
01/01/2010 to 12/31/2010	$14.16072	$16.42640	299,087
01/01/2011 to 12/31/2011	$16.42640	$16.34942	127,882
01/01/2012 to 12/31/2012	$16.34942	$18.64138	64,730
01/01/2013 to 12/31/2013	$18.64138	$24.55528	80,095
01/01/2014 to 12/31/2014	$24.55528	$28.18540	61,725
01/01/2015 to 12/31/2015	$28.18540	$29.71109	55,699
01/01/2016 to 12/31/2016	$29.71109	$30.68007	24,765
01/01/2017 to 12/31/2017	$30.68007	$39.24049	16,169
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$30.50603	$18.86820	171,663
01/01/2009 to 12/31/2009	$18.86820	$21.37850	300,174
01/01/2010 to 12/31/2010	$21.37850	$24.69774	237,085
01/01/2011 to 12/31/2011	$24.69774	$24.77365	123,070
01/01/2012 to 12/31/2012	$24.77365	$25.00590	92,407
01/01/2013 to 12/31/2013	$25.00590	$30.43581	73,523
01/01/2014 to 12/31/2014	$30.43581	$26.61251	46,729
01/01/2015 to 12/31/2015	$26.61251	$20.00468	28,780
01/01/2016 to 12/31/2016	$20.00468	$24.37192	24,956
01/01/2017 to 12/31/2017	$24.37192	$23.15117	15,386

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$9.25443	$7.30738	92,405
01/01/2009 to 12/31/2009	$7.30738	$8.37971	261,434
01/01/2010 to 12/31/2010	$8.37971	$8.25971	77,448
01/01/2011 to 12/31/2011	$8.25971	$9.41027	78,604
01/01/2012 to 12/31/2012	$9.41027	$10.32551	69,856
01/01/2013 to 12/31/2013	$10.32551	$13.33307	58,957
01/01/2014 to 12/31/2014	$13.33307	$15.61203	61,848
01/01/2015 to 12/31/2015	$15.61203	$15.99597	44,137
01/01/2016 to 12/31/2016	$15.99597	$15.10694	24,167
01/01/2017 to 12/31/2017	$15.10694	$16.35570	13,776
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$21.38431	$14.52466	413,539
01/01/2009 to 12/31/2009	$14.52466	$19.28198	663,361
01/01/2010 to 12/31/2010	$19.28198	$25.14489	706,026
01/01/2011 to 12/31/2011	$25.14489	$19.92802	304,198
01/01/2012 to 12/31/2012	$19.92802	$16.70480	230,424
01/01/2013 to 12/31/2013	$16.70480	$10.16888	188,855
01/01/2014 to 12/31/2014	$10.16888	$7.59470	139,034
01/01/2015 to 12/31/2015	$7.59470	$5.00254	109,328
01/01/2016 to 12/31/2016	$5.00254	$7.64712	88,929
01/01/2017 to 12/31/2017	$7.64712	$7.89825	64,969
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$17.85193	$10.28719	109,319
01/01/2009 to 12/31/2009	$10.28719	$12.90700	152,582
01/01/2010 to 12/31/2010	$12.90700	$15.78842	83,478
01/01/2011 to 12/31/2011	$15.78842	$16.22472	50,790
01/01/2012 to 12/31/2012	$16.22472	$18.64905	73,265
01/01/2013 to 12/31/2013	$18.64905	$18.31152	41,499
01/01/2014 to 12/31/2014	$18.31152	$22.45778	36,120
01/01/2015 to 12/31/2015	$22.45778	$22.10254	29,552
01/01/2016 to 12/31/2016	$22.10254	$22.92513	15,865
01/01/2017 to 12/31/2017	$22.92513	$24.30111	6,434
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$7.23789	$4.40405	388,912
01/01/2009 to 12/31/2009	$4.40405	$5.71084	583,137
01/01/2010 to 12/31/2010	$5.71084	$4.70448	419,574
01/01/2011 to 12/31/2011	$4.70448	$2.88443	242,940
01/01/2012 to 12/31/2012	$2.88443	$2.63332	203,113
01/01/2013 to 12/31/2013	$2.63332	$3.00886	324,295
01/01/2014 to 12/31/2014	$3.00886	$2.05847	261,130
01/01/2015 to 12/31/2015	$2.05847	$1.98735	140,201
01/01/2016 to 12/31/2016	$1.98735	$1.84906	71,496
01/01/2017 to 12/31/2017	$1.84906	$1.59807	41,373
ProFund VP Semiconductor
01/01/2008 to 12/31/2008	$12.18895	$6.00299	84
01/01/2009 to 12/31/2009	$6.00299	$9.65708	238
01/01/2010 to 12/31/2010	$9.65708	$10.64898	81
01/01/2011 to 12/31/2011	$10.64898	$10.03954	75
01/01/2012 to 12/31/2012	$10.03954	$9.43772	64
01/01/2013 to 12/31/2013	$9.43772	$12.35786	57
01/01/2014 to 12/31/2014	$12.35786	$16.30916	50
01/01/2015 to 12/31/2015	$16.30916	$15.53923	20
01/01/2016 to 12/31/2016	$15.53923	$19.46880	9
01/01/2017 to 12/31/2017	$19.46880	$25.89110	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2008 to 12/31/2008	$7.75791	$10.03297	3,551
01/01/2009 to 12/31/2009	$10.03297	$6.35873	3,708
01/01/2010 to 12/31/2010	$6.35873	$4.62566	0
01/01/2011 to 12/31/2011	$4.62566	$4.16456	0
01/01/2012 to 12/31/2012	$4.16456	$3.31100	0
01/01/2013 to 12/31/2013	$3.31100	$2.34842	0
01/01/2014 to 12/31/2014	$2.34842	$2.01729	0
01/01/2015 to 12/31/2015	$2.01729	$1.94530	0
01/01/2016 to 12/31/2016	$1.94530	$1.52310	0
01/01/2017 to 12/31/2017	$1.52310	$1.27221	0
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$4.64618	$6.75327	120,544
01/01/2009 to 12/31/2009	$6.75327	$3.93115	287,541
01/01/2010 to 12/31/2010	$3.93115	$3.03945	221,223
01/01/2011 to 12/31/2011	$3.03945	$2.66942	484,395
01/01/2012 to 12/31/2012	$2.66942	$2.12639	69,578
01/01/2013 to 12/31/2013	$2.12639	$1.47253	127,455
01/01/2014 to 12/31/2014	$1.47253	$1.16456	121,380
01/01/2015 to 12/31/2015	$1.16456	$0.99340	157,328
01/01/2016 to 12/31/2016	$0.99340	$0.87653	122,109
01/01/2017 to 12/31/2017	$0.87653	$0.64280	8,243
ProFund VP Short Small-Cap
01/01/2008 to 12/31/2008	$8.06040	$9.81160	873
01/01/2009 to 12/31/2009	$9.81160	$6.50915	1
01/01/2010 to 12/31/2010	$6.50915	$4.53713	8,137
01/01/2011 to 12/31/2011	$4.53713	$4.04658	0
01/01/2012 to 12/31/2012	$4.04658	$3.21681	0
01/01/2013 to 12/31/2013	$3.21681	$2.16944	0
01/01/2014 to 12/31/2014	$2.16944	$1.93177	0
01/01/2015 to 12/31/2015	$1.93177	$1.87946	0
01/01/2016 to 12/31/2016	$1.87946	$1.44559	0
01/01/2017 to 12/31/2017	$1.44559	$1.21680	0
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$17.60703	$11.39412	111,710
01/01/2009 to 12/31/2009	$11.39412	$14.10266	193,351
01/01/2010 to 12/31/2010	$14.10266	$17.39378	356,917
01/01/2011 to 12/31/2011	$17.39378	$17.28248	95,381
01/01/2012 to 12/31/2012	$17.28248	$19.06960	66,832
01/01/2013 to 12/31/2013	$19.06960	$26.27007	109,959
01/01/2014 to 12/31/2014	$26.27007	$26.33098	54,776
01/01/2015 to 12/31/2015	$26.33098	$26.13374	57,205
01/01/2016 to 12/31/2016	$26.13374	$30.82624	41,883
01/01/2017 to 12/31/2017	$30.82624	$34.16427	34,109
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$16.89901	$11.49083	153,056
01/01/2009 to 12/31/2009	$11.49083	$13.57234	143,782
01/01/2010 to 12/31/2010	$13.57234	$16.25741	126,161
01/01/2011 to 12/31/2011	$16.25741	$15.29473	84,864
01/01/2012 to 12/31/2012	$15.29473	$17.42782	107,828
01/01/2013 to 12/31/2013	$17.42782	$23.53814	77,589
01/01/2014 to 12/31/2014	$23.53814	$24.43346	27,331
01/01/2015 to 12/31/2015	$24.43346	$21.98497	24,153
01/01/2016 to 12/31/2016	$21.98497	$27.77501	43,861
01/01/2017 to 12/31/2017	$27.77501	$29.89484	22,387

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2008 to 12/31/2008	$15.35096	$8.37961	1,531
01/01/2009 to 12/31/2009	$8.37961	$13.26985	545
01/01/2010 to 12/31/2010	$13.26985	$14.41496	326
01/01/2011 to 12/31/2011	$14.41496	$13.94829	326
01/01/2012 to 12/31/2012	$13.94829	$15.09296	1,063
01/01/2013 to 12/31/2013	$15.09296	$18.53647	1,115
01/01/2014 to 12/31/2014	$18.53647	$21.47855	1,066
01/01/2015 to 12/31/2015	$21.47855	$21.57666	1,108
01/01/2016 to 12/31/2016	$21.57666	$23.78061	0
01/01/2017 to 12/31/2017	$23.78061	$31.53883	0
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$14.66113	$9.43192	78,446
01/01/2009 to 12/31/2009	$9.43192	$9.92993	97,224
01/01/2010 to 12/31/2010	$9.92993	$11.26947	88,043
01/01/2011 to 12/31/2011	$11.26947	$11.26223	36,874
01/01/2012 to 12/31/2012	$11.26223	$12.87263	64,537
01/01/2013 to 12/31/2013	$12.87263	$14.15219	25,041
01/01/2014 to 12/31/2014	$14.15219	$13.96190	15,256
01/01/2015 to 12/31/2015	$13.96190	$13.90511	10,313
01/01/2016 to 12/31/2016	$13.90511	$16.59604	9,561
01/01/2017 to 12/31/2017	$16.59604	$15.93585	10,101
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$11.18803	$16.43418	392,156
01/01/2009 to 12/31/2009	$16.43418	$10.86322	233,160
01/01/2010 to 12/31/2010	$10.86322	$11.73362	161,631
01/01/2011 to 12/31/2011	$11.73362	$16.52075	201,989
01/01/2012 to 12/31/2012	$16.52075	$16.36400	108,109
01/01/2013 to 12/31/2013	$16.36400	$12.98482	69,919
01/01/2014 to 12/31/2014	$12.98482	$17.37387	67,585
01/01/2015 to 12/31/2015	$17.37387	$16.08218	38,162
01/01/2016 to 12/31/2016	$16.08218	$15.72894	33,767
01/01/2017 to 12/31/2017	$15.72894	$16.89499	32,118
ProFund VP UltraBull
01/01/2008 to 12/31/2008	$19.93112	$6.37414	11,696
01/01/2009 to 12/31/2009	$6.37414	$9.04433	5,159
01/01/2010 to 12/31/2010	$9.04433	$10.83941	14,585
01/01/2011 to 12/31/2011	$10.83941	$10.12014	26,065
01/01/2012 to 12/31/2012	$10.12014	$12.79813	4,675
01/01/2013 to 12/31/2013	$12.79813	$21.09888	4,951
01/01/2014 to 12/31/2014	$21.09888	$25.50812	1,622
01/01/2015 to 12/31/2015	$25.50812	$24.30195	1,698
01/01/2016 to 12/31/2016	$24.30195	$28.27609	1,552
01/01/2017 to 12/31/2017	$28.27609	$39.11963	1,387
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$26.90453	$8.58327	164,722
01/01/2009 to 12/31/2009	$8.58327	$13.95938	168,386
01/01/2010 to 12/31/2010	$13.95938	$20.49746	146,295
01/01/2011 to 12/31/2011	$20.49746	$17.36400	35,034
01/01/2012 to 12/31/2012	$17.36400	$22.56778	98,624
01/01/2013 to 12/31/2013	$22.56778	$37.77254	38,790
01/01/2014 to 12/31/2014	$37.77254	$42.73997	21,593
01/01/2015 to 12/31/2015	$42.73997	$38.09188	15,187
01/01/2016 to 12/31/2016	$38.09188	$51.53791	12,859
01/01/2017 to 12/31/2017	$51.53791	$65.15335	5,468

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2008 to 12/31/2008	$23.70844	$6.33809	3,172
01/01/2009 to 12/31/2009	$6.33809	$13.63849	5,110
01/01/2010 to 12/31/2010	$13.63849	$18.09206	10,209
01/01/2011 to 12/31/2011	$18.09206	$17.53703	16,566
01/01/2012 to 12/31/2012	$17.53703	$23.00994	1,652
01/01/2013 to 12/31/2013	$23.00994	$40.41591	1,600
01/01/2014 to 12/31/2014	$40.41591	$53.85814	0
01/01/2015 to 12/31/2015	$53.85814	$60.02239	0
01/01/2016 to 12/31/2016	$60.02239	$63.96254	0
01/01/2017 to 12/31/2017	$63.96254	$105.63136	0
ProFund VP UltraSmall-Cap
01/01/2008 to 12/31/2008	$25.74636	$8.53977	1,325
01/01/2009 to 12/31/2009	$8.53977	$11.74326	1,451
01/01/2010 to 12/31/2010	$11.74326	$17.10089	7,452
01/01/2011 to 12/31/2011	$17.10089	$13.61674	1,359
01/01/2012 to 12/31/2012	$13.61674	$17.30007	1,347
01/01/2013 to 12/31/2013	$17.30007	$31.67947	38
01/01/2014 to 12/31/2014	$31.67947	$32.74913	33
01/01/2015 to 12/31/2015	$32.74913	$27.95815	13
01/01/2016 to 12/31/2016	$27.95815	$38.28800	6
01/01/2017 to 12/31/2017	$38.28800	$47.02815	0
ProFund VP Utilities
01/01/2008 to 12/31/2008	$22.11115	$15.03216	141,381
01/01/2009 to 12/31/2009	$15.03216	$16.32977	192,385
01/01/2010 to 12/31/2010	$16.32977	$16.97283	125,655
01/01/2011 to 12/31/2011	$16.97283	$19.56656	101,933
01/01/2012 to 12/31/2012	$19.56656	$19.22103	77,799
01/01/2013 to 12/31/2013	$19.22103	$21.36627	57,426
01/01/2014 to 12/31/2014	$21.36627	$26.38602	74,039
01/01/2015 to 12/31/2015	$26.38602	$24.22742	40,784
01/01/2016 to 12/31/2016	$24.22742	$27.35175	33,284
01/01/2017 to 12/31/2017	$27.35175	$29.68856	28,411
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.73711	$8.16042	57,977
01/01/2009 to 12/31/2009	$8.16042	$10.97934	84,048
01/01/2010 to 12/31/2010	$10.97934	$12.27968	60,908
01/01/2011 to 12/31/2011	$12.27968	$10.24985	34,000
01/01/2012 to 12/31/2012	$10.24985	$12.30676	37,664
01/01/2013 to 12/31/2013	$12.30676	$14.35102	31,424
01/01/2014 to 12/31/2014	$14.35102	$13.27373	18,938
01/01/2015 to 12/31/2015	$13.27373	$13.45996	10,699
01/01/2016 to 12/31/2016	$13.45996	$12.73181	8,956
01/01/2017 to 12/31/2017	$12.73181	$16.96399	12,006
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.30979	$7.99676	71,292
01/01/2009 to 12/31/2009	$7.99676	$8.92530	179,566
01/01/2010 to 12/31/2010	$8.92530	$10.44526	173,663
01/01/2011 to 12/31/2011	$10.44526	$11.12477	88,460
01/01/2012 to 12/31/2012	$11.12477	$11.94358	68,391
01/01/2013 to 12/31/2013	$11.94358	$16.65809	82,923
01/01/2014 to 04/25/2014	$16.65809	$16.42002	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$13.97154	$7.56286	269,116
01/01/2009 to 12/31/2009	$7.56286	$8.38331	551,784
01/01/2010 to 12/31/2010	$8.38331	$9.79712	487,352
01/01/2011 to 12/31/2011	$9.79712	$9.44999	237,190
01/01/2012 to 12/31/2012	$9.44999	$10.47706	211,985
01/01/2013 to 12/31/2013	$10.47706	$13.95660	199,063
01/01/2014 to 04/25/2014	$13.95660	$13.85735	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$12.08403	$8.47508	47,569
01/01/2009 to 12/31/2009	$8.47508	$9.47358	64,992
01/01/2010 to 12/31/2010	$9.47358	$10.84994	52,801
01/01/2011 to 12/31/2011	$10.84994	$11.46560	46,463
01/01/2012 to 12/31/2012	$11.46560	$12.45557	39,213
01/01/2013 to 12/31/2013	$12.45557	$15.98819	28,845
01/01/2014 to 04/25/2014	$15.98819	$15.72819	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.20079	$6.53251	187,722
01/01/2009 to 12/31/2009	$6.53251	$7.31338	404,651
01/01/2010 to 12/31/2010	$7.31338	$8.35837	426,607
01/01/2011 to 12/31/2011	$8.35837	$8.69263	215,339
01/01/2012 to 12/31/2012	$8.69263	$9.00173	178,087
01/01/2013 to 12/31/2013	$9.00173	$11.32003	182,211
01/01/2014 to 04/25/2014	$11.32003	$11.69477	0
Value Line Target 25 Portfolio
01/01/2008 to 12/31/2008	$17.27004	$7.65332	0
01/01/2009 to 12/31/2009	$7.65332	$8.04218	0
01/01/2010 to 12/31/2010	$8.04218	$10.28956	0
01/01/2011 to 12/31/2011	$10.28956	$7.60453	0
01/01/2012 to 12/31/2012	$7.60453	$9.05257	0
01/01/2013 to 12/31/2013	$9.05257	$11.66720	0
01/01/2014 to 04/25/2014	$11.66720	$12.44781	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$16.19850	$10.09500	61,519
01/01/2009 to 12/31/2009	$10.09500	$11.57312	103,865
01/01/2010 to 07/16/2010	$11.57312	$11.10508	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.37310	$17.35923	170,815
01/01/2011 to 12/31/2011	$17.35923	$14.85171	88,148
01/01/2012 to 12/31/2012	$14.85171	$16.56227	81,890
01/01/2013 to 12/31/2013	$16.56227	$19.48720	78,251
01/01/2014 to 12/31/2014	$19.48720	$18.10364	53,258
01/01/2015 to 12/31/2015	$18.10364	$18.16735	46,492
01/01/2016 to 12/31/2016	$18.16735	$18.40319	30,230
01/01/2017 to 12/31/2017	$18.40319	$22.54263	12,401
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$11.10508	$12.92326	127,639
01/01/2011 to 12/31/2011	$12.92326	$12.40515	43,255
01/01/2012 to 12/31/2012	$12.40515	$14.53812	40,368
01/01/2013 to 12/31/2013	$14.53812	$18.58370	31,762
01/01/2014 to 12/31/2014	$18.58370	$20.11053	21,921
01/01/2015 to 12/31/2015	$20.11053	$19.62500	18,352
01/01/2016 to 04/29/2016	$19.62500	$19.63244	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.20854	$19.15774	78,728
01/01/2011 to 12/31/2011	$19.15774	$17.78749	132,209
01/01/2012 to 12/31/2012	$17.78749	$21.07078	52,086
01/01/2013 to 12/31/2013	$21.07078	$28.98366	61,715
01/01/2014 to 12/31/2014	$28.98366	$29.59524	69,324
01/01/2015 to 12/31/2015	$29.59524	$29.50362	60,458
01/01/2016 to 12/31/2016	$29.50362	$29.16655	13,693
01/01/2017 to 12/31/2017	$29.16655	$38.61544	8,624
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59320	$12.23405	200,784
01/01/2011 to 12/31/2011	$12.23405	$11.48093	107,662
01/01/2012 to 12/31/2012	$11.48093	$12.17598	99,872
01/01/2013 to 12/31/2013	$12.17598	$17.98351	99,173
01/01/2014 to 12/31/2014	$17.98351	$17.34637	68,321
01/01/2015 to 12/31/2015	$17.34637	$16.56830	44,491
01/01/2016 to 12/31/2016	$16.56830	$17.57150	35,794
01/01/2017 to 12/31/2017	$17.57150	$21.74456	19,455
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 OR With LT5, HDV, and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.66404	$10.89978	0
01/01/2009 to 12/31/2009	$10.89978	$12.48844	0
01/01/2010 to 12/31/2010	$12.48844	$14.24290	0
01/01/2011 to 12/31/2011	$14.24290	$14.34196	0
01/01/2012 to 12/31/2012	$14.34196	$16.03962	0
01/01/2013 to 12/31/2013	$16.03962	$17.29379	0
01/01/2014 to 12/31/2014	$17.29379	$17.34434	0
01/01/2015 to 12/31/2015	$17.34434	$17.02365	0
01/01/2016 to 12/31/2016	$17.02365	$18.18569	0
01/01/2017 to 12/31/2017	$18.18569	$18.67758	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.73864	$7.84201	9,400,328
01/01/2009 to 12/31/2009	$7.84201	$9.55725	11,572,243
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.40645	$7.84658	3,903,066
01/01/2009 to 12/31/2009	$7.84658	$9.70432	4,089,298
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.83350	$10.12532	432,558
01/01/2009 to 12/31/2009	$10.12532	$11.68649	495,878
01/01/2010 to 12/31/2010	$11.68649	$13.03863	325,918
01/01/2011 to 12/31/2011	$13.03863	$13.23457	289,460
01/01/2012 to 05/04/2012	$13.23457	$14.36249	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.60941	$8.11168	5,528,245
01/01/2009 to 12/31/2009	$8.11168	$9.80147	8,798,728
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99834	$10.47461	5,721
01/01/2014 to 12/31/2014	$10.47461	$10.63236	20,316
01/01/2015 to 12/31/2015	$10.63236	$10.44811	21,782
01/01/2016 to 12/31/2016	$10.44811	$10.88960	17,495
01/01/2017 to 04/28/2017	$10.88960	$11.26426	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.82691	$10.72860	3,023,480
01/01/2009 to 12/31/2009	$10.72860	$11.58961	3,232,705
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.70077	$11.20761	2,546,124
01/01/2009 to 12/31/2009	$11.20761	$12.79873	3,707,147
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99834	$11.27594	12,905,774
01/01/2009 to 12/31/2009	$11.27594	$11.00915	11,423,965
01/01/2010 to 12/31/2010	$11.00915	$11.80123	7,372,701
01/01/2011 to 12/31/2011	$11.80123	$12.30599	5,770,635
01/01/2012 to 12/31/2012	$12.30599	$12.42369	4,016,057
01/01/2013 to 12/31/2013	$12.42369	$12.13509	1,984,193
01/01/2014 to 12/31/2014	$12.13509	$11.87918	1,658,549
01/01/2015 to 12/31/2015	$11.87918	$11.60644	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99889	$9.35905	1,335,590
01/01/2010 to 12/31/2010	$9.35905	$10.14194	972,743
01/01/2011 to 12/31/2011	$10.14194	$10.89752	747,805
01/01/2012 to 12/31/2012	$10.89752	$11.12392	351,286
01/01/2013 to 12/31/2013	$11.12392	$10.82656	158,875
01/01/2014 to 12/31/2014	$10.82656	$10.65896	123,038
01/01/2015 to 12/31/2015	$10.65896	$10.42174	1,666,488
01/01/2016 to 12/31/2016	$10.42174	$10.26117	0
01/01/2017 to 01/03/2017	$10.26117	$10.25607	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99779	$10.74077	4,566,891
01/01/2011 to 12/31/2011	$10.74077	$11.72720	2,577,818
01/01/2012 to 12/31/2012	$11.72720	$12.08069	1,131,486
01/01/2013 to 12/31/2013	$12.08069	$11.59542	198,554
01/01/2014 to 12/31/2014	$11.59542	$11.52596	83,718
01/01/2015 to 12/31/2015	$11.52596	$11.31421	75,558
01/01/2016 to 12/31/2016	$11.31421	$11.21684	1,173,463
01/01/2017 to 12/31/2017	$11.21684	$11.07378	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99834	$12.01200	7,376,393
01/01/2009 to 12/31/2009	$12.01200	$11.05951	7,133,884
01/01/2010 to 12/31/2010	$11.05951	$12.05068	4,327,344
01/01/2011 to 12/31/2011	$12.05068	$13.41382	6,924,813
01/01/2012 to 12/31/2012	$13.41382	$13.89662	3,795,635
01/01/2013 to 12/31/2013	$13.89662	$13.19060	1,425,957
01/01/2014 to 12/31/2014	$13.19060	$13.27096	1,181,537
01/01/2015 to 12/31/2015	$13.27096	$13.11087	1,033,755
01/01/2016 to 12/31/2016	$13.11087	$13.05605	907,969
01/01/2017 to 12/31/2017	$13.05605	$12.88674	1,478,959
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99834	$12.08070	5,692,971
01/01/2009 to 12/31/2009	$12.08070	$10.92737	5,213,380
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99889	$8.77096	239,205
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14511	$10.29558	0
01/01/2010 to 12/31/2010	$10.29558	$11.47441	10,094
01/01/2011 to 12/31/2011	$11.47441	$10.58491	16,315
01/01/2012 to 12/31/2012	$10.58491	$11.74568	53,725
01/01/2013 to 12/31/2013	$11.74568	$15.12865	7,547
01/01/2014 to 12/31/2014	$15.12865	$16.34819	13,513
01/01/2015 to 12/31/2015	$16.34819	$15.25779	7,026
01/01/2016 to 12/31/2016	$15.25779	$17.00874	11,516
01/01/2017 to 04/28/2017	$17.00874	$17.60023	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.98409	$7.64090	11,747,755
01/01/2009 to 12/31/2009	$7.64090	$9.38481	14,510,164
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.24292	$14.15686	171,371
01/01/2009 to 12/31/2009	$14.15686	$18.30327	243,592
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$15.93174	$14.56873	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99834	$9.66586	10,331
01/01/2014 to 12/31/2014	$9.66586	$9.95590	20,142
01/01/2015 to 12/31/2015	$9.95590	$9.74729	27,347
01/01/2016 to 12/31/2016	$9.74729	$9.98929	19,779
01/01/2017 to 04/28/2017	$9.98929	$10.18466	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.99505	$7.13109	414,672
01/01/2009 to 12/31/2009	$7.13109	$8.47221	553,827
01/01/2010 to 12/31/2010	$8.47221	$9.40895	397,958
01/01/2011 to 12/31/2011	$9.40895	$8.99310	314,944
01/01/2012 to 12/31/2012	$8.99310	$10.01473	317,299
01/01/2013 to 12/31/2013	$10.01473	$11.70119	340,942
01/01/2014 to 12/31/2014	$11.70119	$12.12291	331,149
01/01/2015 to 10/16/2015	$12.12291	$12.05888	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.22371	$7.20582	3,325,516
01/01/2009 to 12/31/2009	$7.20582	$8.74601	4,130,172
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99834	$7.46096	143,659
01/01/2009 to 11/13/2009	$7.46096	$8.31879	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.72223	1,030,821
01/01/2013 to 12/31/2013	$10.72223	$13.07929	784,792
01/01/2014 to 12/31/2014	$13.07929	$13.22501	734,960
01/01/2015 to 10/16/2015	$13.22501	$12.63623	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99834	$10.79025	163,154
01/01/2014 to 12/31/2014	$10.79025	$10.84501	188,772
01/01/2015 to 10/16/2015	$10.84501	$10.32263	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17502	$6.10357	13,392
01/01/2009 to 12/31/2009	$6.10357	$8.08096	51,758
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$14.38825	$8.42203	212,472
01/01/2009 to 12/31/2009	$8.42203	$12.33078	425,326
01/01/2010 to 12/31/2010	$12.33078	$13.32733	336,232
01/01/2011 to 12/31/2011	$13.32733	$12.54428	200,658
01/01/2012 to 12/31/2012	$12.54428	$14.72271	184,725
01/01/2013 to 12/31/2013	$14.72271	$18.71923	126,461
01/01/2014 to 02/07/2014	$18.71923	$18.40861	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.87402	$9.80752	2,137,291
01/01/2009 to 12/31/2009	$9.80752	$11.45562	1,934,817
01/01/2010 to 12/31/2010	$11.45562	$12.67317	1,584,756
01/01/2011 to 12/31/2011	$12.67317	$11.73457	1,058,554
01/01/2012 to 12/31/2012	$11.73457	$13.76114	808,644
01/01/2013 to 12/31/2013	$13.76114	$18.00961	620,213
01/01/2014 to 12/31/2014	$18.00961	$19.96729	355,650
01/01/2015 to 12/31/2015	$19.96729	$18.66364	278,124
01/01/2016 to 12/31/2016	$18.66364	$20.40229	216,152
01/01/2017 to 12/31/2017	$20.40229	$21.94418	186,872
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.15876	$10.53587	395,201
01/01/2009 to 12/31/2009	$10.53587	$16.22033	468,843
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.16467	$7.55084	790,873
01/01/2009 to 12/31/2009	$7.55084	$9.13014	1,461,388
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$18.06262	$12.98605	37,725
01/01/2009 to 12/31/2009	$12.98605	$16.14303	82,090
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.32526	$10.37267	11,771,343
01/01/2009 to 12/31/2009	$10.37267	$10.19032	5,146,624
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$14.32679	$10.45380	484,068
01/01/2009 to 12/31/2009	$10.45380	$13.88717	1,068,071
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.15564	$8.68998	546,388
01/01/2009 to 12/31/2009	$8.68998	$10.17122	452,623
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$23.98839	$11.69930	1,091,501
01/01/2009 to 12/31/2009	$11.69930	$15.51146	976,313
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
AST International Value Portfolio
01/01/2008 to 12/31/2008	$24.48616	$13.43687	281,138
01/01/2009 to 12/31/2009	$13.43687	$17.18430	292,566
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
AST Investment Grade Bond Portfolio
06/30/2008* to 12/31/2008	$10.00847	$10.91924	1,344,244
01/01/2009 to 12/31/2009	$10.91924	$11.91046	336,597
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.18461	$6.91647	304,793
01/01/2009 to 12/31/2009	$6.91647	$8.58568	681,514
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.52652	$11.79151	450,183
01/01/2009 to 12/31/2009	$11.79151	$15.70211	399,618
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$14.44590	$11.66297	2,616,044
01/01/2009 to 12/31/2009	$11.66297	$13.94647	2,748,409
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08373	$10.28581	0
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.25918	$9.52897	2,645,237
01/01/2009 to 12/31/2009	$9.52897	$12.11747	2,318,468
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.89811	$10.45293	916,727
01/01/2009 to 12/31/2009	$10.45293	$13.78865	905,623
01/01/2010 to 12/31/2010	$13.78865	$15.32562	647,711
01/01/2011 to 12/31/2011	$15.32562	$16.54728	486,011
01/01/2012 to 12/31/2012	$16.54728	$17.17743	404,728
01/01/2013 to 12/31/2013	$17.17743	$16.49718	306,658
01/01/2014 to 12/31/2014	$16.49718	$17.20016	240,161
01/01/2015 to 12/31/2015	$17.20016	$16.75769	185,550
01/01/2016 to 12/31/2016	$16.75769	$16.85059	116,747
01/01/2017 to 12/31/2017	$16.85059	$17.06818	103,086
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$19.63739	$12.70296	144,404
01/01/2009 to 12/31/2009	$12.70296	$16.37137	163,957
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.62133	$9.75111	381,401
01/01/2009 to 12/31/2009	$9.75111	$11.87872	476,807
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02825	$10.06457	15,053
01/01/2012 to 12/31/2012	$10.06457	$10.34363	16,614
01/01/2013 to 12/31/2013	$10.34363	$9.84949	19,139
01/01/2014 to 12/31/2014	$9.84949	$10.14969	17,437
01/01/2015 to 10/16/2015	$10.14969	$10.09386	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.60771	$11.47411	217,294
01/01/2009 to 12/31/2009	$11.47411	$14.59435	237,239
01/01/2010 to 12/31/2010	$14.59435	$18.40413	222,681
01/01/2011 to 12/31/2011	$18.40413	$18.34074	164,934
01/01/2012 to 12/31/2012	$18.34074	$20.19893	121,447
01/01/2013 to 12/31/2013	$20.19893	$26.25040	86,682
01/01/2014 to 12/31/2014	$26.25040	$27.76777	74,349
01/01/2015 to 10/16/2015	$27.76777	$28.39399	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.20467	$10.25104	51,866
01/01/2009 to 12/31/2009	$10.25104	$12.31276	56,130
01/01/2010 to 12/31/2010	$12.31276	$14.51217	50,066
01/01/2011 to 04/29/2011	$14.51217	$16.25879	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.33439	$10.94033	649,182
01/01/2009 to 12/31/2009	$10.94033	$15.07914	559,513
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10108	$5.56489	164,951
01/01/2009 to 12/31/2009	$5.56489	$9.08100	483,497
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.31089	$8.92474	5,838,176
01/01/2009 to 12/31/2009	$8.92474	$10.49886	7,871,784
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.41205	$6.63075	3,618,245
01/01/2009 to 12/31/2009	$6.63075	$8.18604	4,957,531
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$14.77500	$8.87326	222,347
01/01/2009 to 12/31/2009	$8.87326	$10.59341	236,160
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.03496	$7.12410	703,326
01/01/2009 to 12/31/2009	$7.12410	$8.61458	1,443,088
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.50137	$7.30256	301,763
01/01/2009 to 12/31/2009	$7.30256	$9.07797	655,245
01/01/2010 to 12/31/2010	$9.07797	$10.17250	672,599
01/01/2011 to 12/31/2011	$10.17250	$9.73128	487,605
01/01/2012 to 12/31/2012	$9.73128	$11.05288	617,940
01/01/2013 to 12/31/2013	$11.05288	$12.78808	547,788
01/01/2014 to 12/31/2014	$12.78808	$13.21311	549,405
01/01/2015 to 12/31/2015	$13.21311	$12.87863	604,328
01/01/2016 to 12/31/2016	$12.87863	$13.48227	389,985
01/01/2017 to 04/28/2017	$13.48227	$14.00813	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$14.58459	$9.97754	451,062
01/01/2009 to 12/31/2009	$9.97754	$12.45851	950,616
01/01/2010 to 12/31/2010	$12.45851	$13.65158	1,052,972
01/01/2011 to 12/31/2011	$13.65158	$12.92677	834,784
01/01/2012 to 12/31/2012	$12.92677	$14.07874	824,352
01/01/2013 to 12/31/2013	$14.07874	$15.78397	455,617
01/01/2014 to 12/31/2014	$15.78397	$15.93792	380,251
01/01/2015 to 10/16/2015	$15.93792	$15.45837	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.54705	$13.99672	419,386
01/01/2009 to 12/31/2009	$13.99672	$18.19702	379,572
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.17583	$9.02998	254,074
01/01/2009 to 12/31/2009	$9.02998	$11.85003	247,591
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.40848	$11.99019	987,703
01/01/2009 to 12/31/2009	$11.99019	$14.92305	848,941
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$15.54230	$11.27967	1,693,347
01/01/2009 to 12/31/2009	$11.27967	$13.72243	1,904,973
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.44287	$9.36446	354,139
01/01/2009 to 12/31/2009	$9.36446	$11.36095	348,461
01/01/2010 to 12/31/2010	$11.36095	$12.60838	297,828
01/01/2011 to 12/31/2011	$12.60838	$12.15408	247,265
01/01/2012 to 12/31/2012	$12.15408	$13.96526	272,127
01/01/2013 to 12/31/2013	$13.96526	$17.74873	190,565
01/01/2014 to 12/31/2014	$17.74873	$18.69267	102,123
01/01/2015 to 10/16/2015	$18.69267	$17.28128	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.70101	$8.56217	829,518
01/01/2009 to 12/31/2009	$8.56217	$12.86950	803,341
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$18.16378	$11.16042	374,851
01/01/2009 to 12/31/2009	$11.16042	$12.93430	346,113
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$35.35625	$17.32871	300,040
01/01/2009 to 12/31/2009	$17.32871	$25.36275	436,858
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.71834	$12.16051	694,965
01/01/2009 to 12/31/2009	$12.16051	$13.36116	671,737
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.59760	$10.67041	157,691
01/01/2009 to 12/31/2009	$10.67041	$14.52321	148,090
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.16517	$6.87551	954,985
01/01/2009 to 12/31/2009	$6.87551	$8.65379	1,714,961
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97517	$9.26612	788,143
01/01/2009 to 12/31/2009	$9.26612	$10.13685	753,947
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.51010	$7.79402	35,683
01/01/2009 to 12/31/2009	$7.79402	$10.67631	87,916
01/01/2010 to 07/16/2010	$10.67631	$10.43482	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$18.87676	$10.82410	146,290
01/01/2009 to 12/31/2009	$10.82410	$12.29900	139,726
01/01/2010 to 07/16/2010	$12.29900	$11.66085	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$16.07737	$11.47062	26,469
01/01/2009 to 12/31/2009	$11.47062	$16.18382	38,725
01/01/2010 to 07/16/2010	$16.18382	$15.08996	0
First Trust Target Focus Four Portfolio
01/28/2008* to 12/31/2008	$10.20988	$6.09530	92,210
01/01/2009 to 12/31/2009	$6.09530	$7.69313	197,134
01/01/2010 to 12/31/2010	$7.69313	$8.97122	125,709
01/01/2011 to 12/31/2011	$8.97122	$7.83288	56,285
01/01/2012 to 12/31/2012	$7.83288	$8.73764	45,724
01/01/2013 to 12/31/2013	$8.73764	$11.22402	31,171
01/01/2014 to 04/25/2014	$11.22402	$11.55856	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07801	$6.62694	933,984
01/01/2009 to 12/31/2009	$6.62694	$8.44693	1,565,724
01/01/2010 to 12/31/2010	$8.44693	$9.12569	1,506,231
01/01/2011 to 12/31/2011	$9.12569	$8.79408	1,167,563
01/01/2012 to 09/21/2012	$8.79408	$9.82674	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$19.23252	$10.78422	201,811
01/01/2009 to 12/31/2009	$10.78422	$14.90846	199,013
01/01/2010 to 12/31/2010	$14.90846	$16.03104	136,481
01/01/2011 to 12/31/2011	$16.03104	$14.53376	73,996
01/01/2012 to 12/31/2012	$14.53376	$17.85571	74,768
01/01/2013 to 12/31/2013	$17.85571	$20.00879	42,404
01/01/2014 to 04/25/2014	$20.00879	$19.56069	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03263	$8.14949	30,489
01/01/2012 to 04/27/2012	$8.14949	$9.22770	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$19.76049	$10.05431	37,387
01/01/2009 to 12/31/2009	$10.05431	$14.03524	37,634
01/01/2010 to 12/31/2010	$14.03524	$17.03169	38,338
01/01/2011 to 04/29/2011	$17.03169	$18.94610	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$12.11130	$4.81315	50,279
01/01/2009 to 12/31/2009	$4.81315	$6.01052	113,041
01/01/2010 to 12/31/2010	$6.01052	$6.49798	235,630
01/01/2011 to 04/29/2011	$6.49798	$6.84689	0
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$15.04571	$10.52459	187,213
01/01/2009 to 12/31/2009	$10.52459	$13.16862	106,387
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
Invesco V.I. Technology Fund - Series I
06/30/2008* to 12/31/2008	$9.92349	$6.20769	0
01/01/2009 to 12/31/2009	$6.20769	$9.57539	0
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NASDAQ Target 15 Portfolio
06/30/2008* to 12/31/2008	$9.88943	$5.95754	0
01/01/2009 to 12/31/2009	$5.95754	$6.82740	0
01/01/2010 to 12/31/2010	$6.82740	$8.72372	0
01/01/2011 to 12/31/2011	$8.72372	$8.66029	0
01/01/2012 to 12/31/2012	$8.66029	$9.58946	0
01/01/2013 to 12/31/2013	$9.58946	$13.98604	0
01/01/2014 to 04/25/2014	$13.98604	$13.92012	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$43.62185	$18.01349	186,988
01/01/2009 to 12/31/2009	$18.01349	$28.63857	356,343
01/01/2010 to 12/31/2010	$28.63857	$32.59653	205,732
01/01/2011 to 12/31/2011	$32.59653	$24.78778	123,967
01/01/2012 to 12/31/2012	$24.78778	$28.36775	100,395
01/01/2013 to 12/31/2013	$28.36775	$27.80936	71,234
01/01/2014 to 12/31/2014	$27.80936	$25.65945	51,097
01/01/2015 to 12/31/2015	$25.65945	$21.04226	33,338
01/01/2016 to 08/05/2016	$21.04226	$23.00304	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$35.96733	$17.33318	77,238
01/01/2009 to 12/31/2009	$17.33318	$26.19343	127,715
01/01/2010 to 12/31/2010	$26.19343	$29.23984	92,346
01/01/2011 to 12/31/2011	$29.23984	$20.91959	44,452
01/01/2012 to 12/31/2012	$20.91959	$23.67306	58,039
01/01/2013 to 12/31/2013	$23.67306	$26.67320	33,619
01/01/2014 to 12/31/2014	$26.67320	$25.72959	10,797
01/01/2015 to 12/31/2015	$25.72959	$22.84973	8,084
01/01/2016 to 12/31/2016	$22.84973	$22.53731	6,601
01/01/2017 to 12/31/2017	$22.53731	$29.35013	13,195
ProFund VP Banks
01/01/2008 to 12/31/2008	$11.10009	$5.77404	117,037
01/01/2009 to 12/31/2009	$5.77404	$5.41831	35,987
01/01/2010 to 12/31/2010	$5.41831	$5.75259	23,240
01/01/2011 to 12/31/2011	$5.75259	$4.12942	18,162
01/01/2012 to 12/31/2012	$4.12942	$5.39840	28,066
01/01/2013 to 12/31/2013	$5.39840	$7.06040	12,913
01/01/2014 to 12/31/2014	$7.06040	$7.63714	8,073
01/01/2015 to 12/31/2015	$7.63714	$7.45200	5,996
01/01/2016 to 12/31/2016	$7.45200	$8.99990	17,535
01/01/2017 to 12/31/2017	$8.99990	$10.40090	9,591
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$20.95715	$9.97609	63,959
01/01/2009 to 12/31/2009	$9.97609	$15.87446	112,777
01/01/2010 to 12/31/2010	$15.87446	$20.17706	160,387
01/01/2011 to 12/31/2011	$20.17706	$16.58031	77,913
01/01/2012 to 12/31/2012	$16.58031	$17.62667	68,968
01/01/2013 to 12/31/2013	$17.62667	$20.45813	62,619
01/01/2014 to 12/31/2014	$20.45813	$20.38694	27,975
01/01/2015 to 12/31/2015	$20.38694	$17.19738	11,324
01/01/2016 to 12/31/2016	$17.19738	$19.97090	9,579
01/01/2017 to 12/31/2017	$19.97090	$24.06599	5,657

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2008 to 12/31/2008	$5.68499	$7.79561	301,175
01/01/2009 to 12/31/2009	$7.79561	$5.51054	363,401
01/01/2010 to 12/31/2010	$5.51054	$4.43914	153,769
01/01/2011 to 12/31/2011	$4.43914	$3.96406	160,825
01/01/2012 to 12/31/2012	$3.96406	$3.23988	220,586
01/01/2013 to 12/31/2013	$3.23988	$2.33200	211,165
01/01/2014 to 12/31/2014	$2.33200	$1.95964	141,944
01/01/2015 to 12/31/2015	$1.95964	$1.82583	121,488
01/01/2016 to 12/31/2016	$1.82583	$1.55576	70,427
01/01/2017 to 12/31/2017	$1.55576	$1.25085	21,982
ProFund VP Bull
01/01/2008 to 12/31/2008	$14.56053	$8.89400	363,733
01/01/2009 to 12/31/2009	$8.89400	$10.83802	273,451
01/01/2010 to 12/31/2010	$10.83802	$11.95730	323,429
01/01/2011 to 12/31/2011	$11.95730	$11.71869	48,635
01/01/2012 to 12/31/2012	$11.71869	$13.07876	42,092
01/01/2013 to 12/31/2013	$13.07876	$16.63119	31,063
01/01/2014 to 12/31/2014	$16.63119	$18.16770	21,468
01/01/2015 to 12/31/2015	$18.16770	$17.72272	14,157
01/01/2016 to 12/31/2016	$17.72272	$19.04712	12,947
01/01/2017 to 12/31/2017	$19.04712	$22.27807	11,068
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$13.98424	$10.04356	22,103
01/01/2009 to 12/31/2009	$10.04356	$11.96543	17,709
01/01/2010 to 12/31/2010	$11.96543	$13.76207	43,586
01/01/2011 to 12/31/2011	$13.76207	$14.42419	41,356
01/01/2012 to 12/31/2012	$14.42419	$15.67008	32,267
01/01/2013 to 12/31/2013	$15.67008	$19.72610	24,901
01/01/2014 to 12/31/2014	$19.72610	$21.30865	23,301
01/01/2015 to 12/31/2015	$21.30865	$21.75189	22,112
01/01/2016 to 12/31/2016	$21.75189	$22.07336	12,454
01/01/2017 to 12/31/2017	$22.07336	$24.89004	5,236
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$11.32186	$7.61317	9,553
01/01/2009 to 12/31/2009	$7.61317	$9.75926	14,506
01/01/2010 to 12/31/2010	$9.75926	$11.61004	120,159
01/01/2011 to 12/31/2011	$11.61004	$12.00405	85,233
01/01/2012 to 12/31/2012	$12.00405	$14.36319	61,929
01/01/2013 to 12/31/2013	$14.36319	$19.68807	47,944
01/01/2014 to 12/31/2014	$19.68807	$21.69857	18,110
01/01/2015 to 12/31/2015	$21.69857	$22.26174	22,870
01/01/2016 to 12/31/2016	$22.26174	$22.73077	11,947
01/01/2017 to 12/31/2017	$22.73077	$26.36925	4,767
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$20.22909	$11.10035	48,150
01/01/2009 to 12/31/2009	$11.10035	$14.39147	230,637
01/01/2010 to 12/31/2010	$14.39147	$14.47535	236,627
01/01/2011 to 12/31/2011	$14.47535	$12.92577	12,682
01/01/2012 to 12/31/2012	$12.92577	$14.76879	80,673
01/01/2013 to 12/31/2013	$14.76879	$17.60485	59,074
01/01/2014 to 12/31/2014	$17.60485	$15.76078	18,896
01/01/2015 to 12/31/2015	$15.76078	$13.76540	13,798
01/01/2016 to 12/31/2016	$13.76540	$14.54438	16,444
01/01/2017 to 12/31/2017	$14.54438	$17.06415	16,694

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2008 to 12/31/2008	$12.49428	$6.05531	83,367
01/01/2009 to 12/31/2009	$6.05531	$6.82478	139,451
01/01/2010 to 12/31/2010	$6.82478	$7.41932	179,107
01/01/2011 to 12/31/2011	$7.41932	$6.26537	156,822
01/01/2012 to 12/31/2012	$6.26537	$7.65835	97,961
01/01/2013 to 12/31/2013	$7.65835	$9.91269	89,595
01/01/2014 to 12/31/2014	$9.91269	$10.96929	72,701
01/01/2015 to 12/31/2015	$10.96929	$10.58920	55,214
01/01/2016 to 12/31/2016	$10.58920	$11.96788	33,680
01/01/2017 to 12/31/2017	$11.96788	$13.86277	19,694
ProFund VP Health Care
01/01/2008 to 12/31/2008	$12.39383	$9.19509	69,403
01/01/2009 to 12/31/2009	$9.19509	$10.77348	111,461
01/01/2010 to 12/31/2010	$10.77348	$10.85820	91,929
01/01/2011 to 12/31/2011	$10.85820	$11.71755	99,313
01/01/2012 to 12/31/2012	$11.71755	$13.48139	79,172
01/01/2013 to 12/31/2013	$13.48139	$18.46460	66,559
01/01/2014 to 12/31/2014	$18.46460	$22.38395	51,085
01/01/2015 to 12/31/2015	$22.38395	$23.03811	30,864
01/01/2016 to 12/31/2016	$23.03811	$21.66335	19,498
01/01/2017 to 12/31/2017	$21.66335	$25.67254	9,626
ProFund VP Industrials
01/01/2008 to 12/31/2008	$17.12827	$9.98925	70,451
01/01/2009 to 12/31/2009	$9.98925	$12.14858	155,971
01/01/2010 to 12/31/2010	$12.14858	$14.73327	125,562
01/01/2011 to 12/31/2011	$14.73327	$14.18132	41,462
01/01/2012 to 12/31/2012	$14.18132	$16.09283	19,837
01/01/2013 to 12/31/2013	$16.09283	$21.79388	19,111
01/01/2014 to 12/31/2014	$21.79388	$22.54916	14,244
01/01/2015 to 12/31/2015	$22.54916	$21.34225	5,437
01/01/2016 to 12/31/2016	$21.34225	$24.58662	5,261
01/01/2017 to 12/31/2017	$24.58662	$29.49345	983
ProFund VP Japan
01/01/2008 to 12/31/2008	$17.80378	$10.32099	23,071
01/01/2009 to 12/31/2009	$10.32099	$11.15932	54,065
01/01/2010 to 12/31/2010	$11.15932	$10.22161	67,234
01/01/2011 to 12/31/2011	$10.22161	$8.16027	6,477
01/01/2012 to 12/31/2012	$8.16027	$9.83190	24,094
01/01/2013 to 12/31/2013	$9.83190	$14.28309	26,525
01/01/2014 to 12/31/2014	$14.28309	$14.44903	8,371
01/01/2015 to 12/31/2015	$14.44903	$14.98255	13,603
01/01/2016 to 12/31/2016	$14.98255	$14.74434	5,930
01/01/2017 to 12/31/2017	$14.74434	$17.11663	5,054
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.49232	$7.26206	151,967
01/01/2009 to 12/31/2009	$7.26206	$9.23297	268,256
01/01/2010 to 12/31/2010	$9.23297	$10.24134	208,930
01/01/2011 to 12/31/2011	$10.24134	$10.35103	179,188
01/01/2012 to 12/31/2012	$10.35103	$11.43375	83,338
01/01/2013 to 12/31/2013	$11.43375	$14.64128	64,412
01/01/2014 to 12/31/2014	$14.64128	$16.20339	71,155
01/01/2015 to 12/31/2015	$16.20339	$16.47588	35,221
01/01/2016 to 12/31/2016	$16.47588	$16.95704	17,837
01/01/2017 to 12/31/2017	$16.95704	$20.82210	20,545

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.94243	$6.96761	168,643
01/01/2009 to 12/31/2009	$6.96761	$8.15739	117,790
01/01/2010 to 12/31/2010	$8.15739	$9.02517	73,359
01/01/2011 to 12/31/2011	$9.02517	$8.73170	103,431
01/01/2012 to 12/31/2012	$8.73170	$9.87625	154,329
01/01/2013 to 12/31/2013	$9.87625	$12.57208	83,115
01/01/2014 to 12/31/2014	$12.57208	$13.61111	85,083
01/01/2015 to 12/31/2015	$13.61111	$12.70728	76,102
01/01/2016 to 12/31/2016	$12.70728	$14.37559	40,347
01/01/2017 to 12/31/2017	$14.37559	$15.98163	18,924
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$16.29147	$9.76903	71,315
01/01/2009 to 12/31/2009	$9.76903	$13.24202	140,661
01/01/2010 to 12/31/2010	$13.24202	$16.66521	179,903
01/01/2011 to 12/31/2011	$16.66521	$15.85981	112,247
01/01/2012 to 12/31/2012	$15.85981	$17.93256	67,404
01/01/2013 to 12/31/2013	$17.93256	$22.93850	51,906
01/01/2014 to 12/31/2014	$22.93850	$23.80410	50,231
01/01/2015 to 12/31/2015	$23.80410	$23.39408	14,202
01/01/2016 to 12/31/2016	$23.39408	$25.87953	13,542
01/01/2017 to 12/31/2017	$25.87953	$30.00659	7,597
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$17.66988	$11.03076	55,909
01/01/2009 to 12/31/2009	$11.03076	$14.14756	40,269
01/01/2010 to 12/31/2010	$14.14756	$16.70028	56,607
01/01/2011 to 12/31/2011	$16.70028	$15.72452	57,508
01/01/2012 to 12/31/2012	$15.72452	$17.96198	50,061
01/01/2013 to 12/31/2013	$17.96198	$23.26378	30,380
01/01/2014 to 12/31/2014	$23.26378	$25.12064	11,310
01/01/2015 to 12/31/2015	$25.12064	$22.59348	11,656
01/01/2016 to 12/31/2016	$22.59348	$27.53256	15,660
01/01/2017 to 12/31/2017	$27.53256	$29.84586	3,812
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$16.74250	$9.43680	61,008
01/01/2009 to 12/31/2009	$9.43680	$14.05790	62,232
01/01/2010 to 12/31/2010	$14.05790	$16.29047	46,817
01/01/2011 to 12/31/2011	$16.29047	$16.19771	80,834
01/01/2012 to 12/31/2012	$16.19771	$18.44962	71,926
01/01/2013 to 12/31/2013	$18.44962	$24.27788	55,633
01/01/2014 to 12/31/2014	$24.27788	$27.83849	39,777
01/01/2015 to 12/31/2015	$27.83849	$29.31553	35,573
01/01/2016 to 12/31/2016	$29.31553	$30.24093	10,377
01/01/2017 to 12/31/2017	$30.24093	$38.63953	7,233
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$30.34698	$18.75069	98,316
01/01/2009 to 12/31/2009	$18.75069	$21.22361	166,584
01/01/2010 to 12/31/2010	$21.22361	$24.49384	127,926
01/01/2011 to 12/31/2011	$24.49384	$24.54416	81,185
01/01/2012 to 12/31/2012	$24.54416	$24.74890	77,337
01/01/2013 to 12/31/2013	$24.74890	$30.09226	36,739
01/01/2014 to 12/31/2014	$30.09226	$26.28523	31,569
01/01/2015 to 12/31/2015	$26.28523	$19.73844	26,036
01/01/2016 to 12/31/2016	$19.73844	$24.02313	13,719
01/01/2017 to 12/31/2017	$24.02313	$22.79668	5,872

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$9.20626	$7.26192	77,480
01/01/2009 to 12/31/2009	$7.26192	$8.31919	76,573
01/01/2010 to 12/31/2010	$8.31919	$8.19165	31,433
01/01/2011 to 12/31/2011	$8.19165	$9.32323	76,191
01/01/2012 to 12/31/2012	$9.32323	$10.21944	32,931
01/01/2013 to 12/31/2013	$10.21944	$13.18257	20,057
01/01/2014 to 12/31/2014	$13.18257	$15.42014	17,475
01/01/2015 to 12/31/2015	$15.42014	$15.78321	19,428
01/01/2016 to 12/31/2016	$15.78321	$14.89078	8,289
01/01/2017 to 12/31/2017	$14.89078	$16.10530	7,623
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$21.27307	$14.43440	213,223
01/01/2009 to 12/31/2009	$14.43440	$19.14264	162,633
01/01/2010 to 12/31/2010	$19.14264	$24.93763	128,642
01/01/2011 to 12/31/2011	$24.93763	$19.74363	82,842
01/01/2012 to 12/31/2012	$19.74363	$16.53319	58,494
01/01/2013 to 12/31/2013	$16.53319	$10.05409	40,196
01/01/2014 to 12/31/2014	$10.05409	$7.50125	44,206
01/01/2015 to 12/31/2015	$7.50125	$4.93596	28,981
01/01/2016 to 12/31/2016	$4.93596	$7.53772	18,069
01/01/2017 to 12/31/2017	$7.53772	$7.77731	7,704
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$17.75914	$10.22317	54,131
01/01/2009 to 12/31/2009	$10.22317	$12.81358	62,044
01/01/2010 to 12/31/2010	$12.81358	$15.65813	49,229
01/01/2011 to 12/31/2011	$15.65813	$16.07450	27,887
01/01/2012 to 12/31/2012	$16.07450	$18.45752	30,772
01/01/2013 to 12/31/2013	$18.45752	$18.10496	19,225
01/01/2014 to 12/31/2014	$18.10496	$22.18182	12,255
01/01/2015 to 12/31/2015	$22.18182	$21.80873	7,264
01/01/2016 to 12/31/2016	$21.80873	$22.59736	4,804
01/01/2017 to 12/31/2017	$22.59736	$23.92936	4,318
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$7.20005	$4.37656	172,958
01/01/2009 to 12/31/2009	$4.37656	$5.66953	286,601
01/01/2010 to 12/31/2010	$5.66953	$4.66570	480,663
01/01/2011 to 12/31/2011	$4.66570	$2.85778	263,803
01/01/2012 to 12/31/2012	$2.85778	$2.60619	117,444
01/01/2013 to 12/31/2013	$2.60619	$2.97490	261,652
01/01/2014 to 12/31/2014	$2.97490	$2.03316	56,987
01/01/2015 to 12/31/2015	$2.03316	$1.96081	56,603
01/01/2016 to 12/31/2016	$1.96081	$1.82244	107,002
01/01/2017 to 12/31/2017	$1.82244	$1.57346	107,359
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$4.62189	$6.71119	12,342
01/01/2009 to 12/31/2009	$6.71119	$3.90263	72,786
01/01/2010 to 12/31/2010	$3.90263	$3.01426	28,594
01/01/2011 to 12/31/2011	$3.01426	$2.64465	37,552
01/01/2012 to 12/31/2012	$2.64465	$2.10447	11,448
01/01/2013 to 12/31/2013	$2.10447	$1.45594	37,829
01/01/2014 to 12/31/2014	$1.45594	$1.15023	28,466
01/01/2015 to 12/31/2015	$1.15023	$0.98028	65,714
01/01/2016 to 12/31/2016	$0.98028	$0.86410	8,080
01/01/2017 to 12/31/2017	$0.86410	$0.63309	5,696

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$17.51521	$11.32314	84,050
01/01/2009 to 12/31/2009	$11.32314	$14.00071	169,514
01/01/2010 to 12/31/2010	$14.00071	$17.25056	184,353
01/01/2011 to 12/31/2011	$17.25056	$17.12270	80,115
01/01/2012 to 12/31/2012	$17.12270	$18.87414	49,079
01/01/2013 to 12/31/2013	$18.87414	$25.97416	62,531
01/01/2014 to 12/31/2014	$25.97416	$26.00776	29,019
01/01/2015 to 12/31/2015	$26.00776	$25.78650	9,739
01/01/2016 to 12/31/2016	$25.78650	$30.38577	17,664
01/01/2017 to 12/31/2017	$30.38577	$33.64189	16,326
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$16.81079	$11.41909	69,617
01/01/2009 to 12/31/2009	$11.41909	$13.47382	29,196
01/01/2010 to 12/31/2010	$13.47382	$16.12293	119,962
01/01/2011 to 12/31/2011	$16.12293	$15.15275	43,755
01/01/2012 to 12/31/2012	$15.15275	$17.24840	54,224
01/01/2013 to 12/31/2013	$17.24840	$23.27201	60,710
01/01/2014 to 12/31/2014	$23.27201	$24.13255	14,902
01/01/2015 to 12/31/2015	$24.13255	$21.69194	26,423
01/01/2016 to 12/31/2016	$21.69194	$27.37683	22,738
01/01/2017 to 12/31/2017	$27.37683	$29.43635	8,762
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$14.58498	$9.37319	44,731
01/01/2009 to 12/31/2009	$9.37319	$9.85810	166,567
01/01/2010 to 12/31/2010	$9.85810	$11.17655	109,202
01/01/2011 to 12/31/2011	$11.17655	$11.15804	33,727
01/01/2012 to 12/31/2012	$11.15804	$12.74058	41,788
01/01/2013 to 12/31/2013	$12.74058	$13.99274	15,809
01/01/2014 to 12/31/2014	$13.99274	$13.79049	15,473
01/01/2015 to 12/31/2015	$13.79049	$13.72034	9,931
01/01/2016 to 12/31/2016	$13.72034	$16.35894	10,326
01/01/2017 to 12/31/2017	$16.35894	$15.69223	6,006
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$11.12963	$16.33188	243,233
01/01/2009 to 12/31/2009	$16.33188	$10.78461	108,507
01/01/2010 to 12/31/2010	$10.78461	$11.63681	104,863
01/01/2011 to 12/31/2011	$11.63681	$16.36772	108,287
01/01/2012 to 12/31/2012	$16.36772	$16.19578	54,420
01/01/2013 to 12/31/2013	$16.19578	$12.83813	27,833
01/01/2014 to 12/31/2014	$12.83813	$17.16011	36,723
01/01/2015 to 12/31/2015	$17.16011	$15.86813	19,918
01/01/2016 to 12/31/2016	$15.86813	$15.50385	18,791
01/01/2017 to 12/31/2017	$15.50385	$16.63619	6,443
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$26.76419	$8.52977	74,677
01/01/2009 to 12/31/2009	$8.52977	$13.85816	98,445
01/01/2010 to 12/31/2010	$13.85816	$20.32793	99,260
01/01/2011 to 12/31/2011	$20.32793	$17.20284	42,234
01/01/2012 to 12/31/2012	$17.20284	$22.33552	36,031
01/01/2013 to 12/31/2013	$22.33552	$37.34568	25,111
01/01/2014 to 12/31/2014	$37.34568	$42.21393	8,117
01/01/2015 to 12/31/2015	$42.21393	$37.58467	2,653
01/01/2016 to 12/31/2016	$37.58467	$50.79990	2,529
01/01/2017 to 12/31/2017	$50.79990	$64.15494	976

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$21.99596	$14.93851	72,065
01/01/2009 to 12/31/2009	$14.93851	$16.21137	57,422
01/01/2010 to 12/31/2010	$16.21137	$16.83260	77,564
01/01/2011 to 12/31/2011	$16.83260	$19.38516	89,119
01/01/2012 to 12/31/2012	$19.38516	$19.02342	48,435
01/01/2013 to 12/31/2013	$19.02342	$21.12493	47,642
01/01/2014 to 12/31/2014	$21.12493	$26.06148	36,575
01/01/2015 to 12/31/2015	$26.06148	$23.90495	6,108
01/01/2016 to 12/31/2016	$23.90495	$26.96036	10,728
01/01/2017 to 12/31/2017	$26.96036	$29.23391	3,207
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.68505	$8.12681	25,080
01/01/2009 to 12/31/2009	$8.12681	$10.92301	55,453
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.26763	$7.95885	177,004
01/01/2009 to 12/31/2009	$7.95885	$8.87397	76,282
01/01/2010 to 12/31/2010	$8.87397	$10.37460	88,592
01/01/2011 to 12/31/2011	$10.37460	$11.03830	53,790
01/01/2012 to 12/31/2012	$11.03830	$11.83875	44,358
01/01/2013 to 12/31/2013	$11.83875	$16.49495	19,904
01/01/2014 to 04/25/2014	$16.49495	$16.25391	0
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$13.91948	$7.52702	576,002
01/01/2009 to 12/31/2009	$7.52702	$8.33503	419,819
01/01/2010 to 12/31/2010	$8.33503	$9.73076	318,435
01/01/2011 to 12/31/2011	$9.73076	$9.37643	228,835
01/01/2012 to 12/31/2012	$9.37643	$10.38490	133,813
01/01/2013 to 12/31/2013	$10.38490	$13.81966	100,929
01/01/2014 to 04/25/2014	$13.81966	$13.71698	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$12.03871	$8.43460	151,198
01/01/2009 to 12/31/2009	$8.43460	$9.41856	70,732
01/01/2010 to 12/31/2010	$9.41856	$10.77592	83,495
01/01/2011 to 12/31/2011	$10.77592	$11.37576	106,373
01/01/2012 to 12/31/2012	$11.37576	$12.34546	61,543
01/01/2013 to 12/31/2013	$12.34546	$15.83074	38,842
01/01/2014 to 04/25/2014	$15.83074	$15.56823	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.17016	$6.50797	179,985
01/01/2009 to 12/31/2009	$6.50797	$7.27835	225,265
01/01/2010 to 12/31/2010	$7.27835	$8.30982	158,708
01/01/2011 to 12/31/2011	$8.30982	$8.63343	176,453
01/01/2012 to 12/31/2012	$8.63343	$8.93130	89,633
01/01/2013 to 12/31/2013	$8.93130	$11.22006	53,596
01/01/2014 to 04/25/2014	$11.22006	$11.58779	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Value Line Target 25 Portfolio
06/30/2008* to 12/31/2008	$9.89525	$4.54012	0
01/01/2009 to 12/31/2009	$4.54012	$4.76598	0
01/01/2010 to 12/31/2010	$4.76598	$6.09163	0
01/01/2011 to 12/31/2011	$6.09163	$4.49741	0
01/01/2012 to 12/31/2012	$4.49741	$5.34833	0
01/01/2013 to 12/31/2013	$5.34833	$6.88608	0
01/01/2014 to 04/25/2014	$6.88608	$7.34441	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$16.11419	$10.03220	40,019
01/01/2009 to 12/31/2009	$10.03220	$11.48937	43,668
01/01/2010 to 07/16/2010	$11.48937	$11.01867	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$11.01867	$12.81671	40,384
01/01/2011 to 12/31/2011	$12.81671	$12.29029	30,774
01/01/2012 to 12/31/2012	$12.29029	$14.38883	30,875
01/01/2013 to 12/31/2013	$14.38883	$18.37424	27,649
01/01/2014 to 12/31/2014	$18.37424	$19.86348	24,338
01/01/2015 to 12/31/2015	$19.86348	$19.36412	19,489
01/01/2016 to 04/29/2016	$19.36412	$19.36503	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo
5%/HAV 80 bps Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02469	$12.21797	3,365,059
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03703	$12.41496	1,820,120
01/01/2010 to 12/31/2010	$12.41496	$13.82727	2,767,854
01/01/2011 to 12/31/2011	$13.82727	$13.55948	2,216,060
01/01/2012 to 12/31/2012	$13.55948	$15.09396	2,607,360
01/01/2013 to 12/31/2013	$15.09396	$17.23247	2,524,109
01/01/2014 to 12/31/2014	$17.23247	$17.91019	2,227,707
01/01/2015 to 12/31/2015	$17.91019	$17.68394	1,952,226
01/01/2016 to 12/31/2016	$17.68394	$18.55333	1,773,743
01/01/2017 to 12/31/2017	$18.55333	$21.25019	1,413,401
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$10.07569	$12.46303	191,964
01/01/2010 to 12/31/2010	$12.46303	$13.89799	262,897
01/01/2011 to 12/31/2011	$13.89799	$14.09978	199,823
01/01/2012 to 05/04/2012	$14.09978	$15.29875	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.60501	0
01/01/2014 to 12/31/2014	$11.60501	$12.86408	0
01/01/2015 to 12/31/2015	$12.86408	$12.81794	0
01/01/2016 to 12/31/2016	$12.81794	$13.89967	0
01/01/2017 to 12/31/2017	$13.89967	$16.62936	1,094
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02350	$12.04275	4,105,360
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99830	$9.14186	60,919
01/01/2012 to 12/31/2012	$9.14186	$10.01934	181,581
01/01/2013 to 12/31/2013	$10.01934	$10.87913	254,891
01/01/2014 to 12/31/2014	$10.87913	$11.17777	268,384
01/01/2015 to 12/31/2015	$11.17777	$10.62018	210,251
01/01/2016 to 12/31/2016	$10.62018	$11.12714	192,469
01/01/2017 to 12/31/2017	$11.12714	$12.27425	183,009

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99830	$10.47110	18,219
01/01/2014 to 12/31/2014	$10.47110	$10.62350	32,423
01/01/2015 to 12/31/2015	$10.62350	$10.43406	32,718
01/01/2016 to 12/31/2016	$10.43406	$10.86940	50,537
01/01/2017 to 04/28/2017	$10.86940	$11.24151	0
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99055	$10.48455	240,395
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98243	$11.05200	2,760,749
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
AST Bond Portfolio 2015
05/01/2009 to 12/31/2009	$9.96403	$9.99016	0
01/01/2010 to 12/31/2010	$9.99016	$10.70338	0
01/01/2011 to 12/31/2011	$10.70338	$11.15554	0
01/01/2012 to 12/31/2012	$11.15554	$11.25633	0
01/01/2013 to 12/31/2013	$11.25633	$10.98887	0
01/01/2014 to 12/31/2014	$10.98887	$10.75175	0
01/01/2015 to 12/31/2015	$10.75175	$10.49939	0
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.93821	$9.61033	47
01/01/2010 to 12/31/2010	$9.61033	$10.40895	440
01/01/2011 to 12/31/2011	$10.40895	$11.17870	512
01/01/2012 to 12/31/2012	$11.17870	$11.40517	452
01/01/2013 to 12/31/2013	$11.40517	$11.09460	512
01/01/2014 to 12/31/2014	$11.09460	$10.91732	0
01/01/2015 to 12/31/2015	$10.91732	$10.66885	0
01/01/2016 to 12/31/2016	$10.66885	$10.49889	0
01/01/2017 to 01/03/2017	$10.49889	$10.49362	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99773	$10.73546	0
01/01/2011 to 12/31/2011	$10.73546	$11.71540	0
01/01/2012 to 12/31/2012	$11.71540	$12.06234	0
01/01/2013 to 12/31/2013	$12.06234	$11.57195	0
01/01/2014 to 12/31/2014	$11.57195	$11.49661	0
01/01/2015 to 12/31/2015	$11.49661	$11.27959	0
01/01/2016 to 12/31/2016	$11.27959	$11.17680	0
01/01/2017 to 12/31/2017	$11.17680	$11.02893	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92264	$9.67633	0
01/01/2010 to 12/31/2010	$9.67633	$10.53820	0
01/01/2011 to 12/31/2011	$10.53820	$11.72427	0
01/01/2012 to 12/31/2012	$11.72427	$12.14003	0
01/01/2013 to 12/31/2013	$12.14003	$11.51743	0
01/01/2014 to 12/31/2014	$11.51743	$11.58163	0
01/01/2015 to 12/31/2015	$11.58163	$11.43606	0
01/01/2016 to 12/31/2016	$11.43606	$11.38245	0
01/01/2017 to 12/31/2017	$11.38245	$11.22933	4,100
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90542	$9.57703	0
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88413	$9.25198	0
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14507	$10.29490	3,740
01/01/2010 to 12/31/2010	$10.29490	$11.46787	38,186
01/01/2011 to 12/31/2011	$11.46787	$10.57351	38,133
01/01/2012 to 12/31/2012	$10.57351	$11.72703	45,733
01/01/2013 to 12/31/2013	$11.72703	$15.09701	52,705
01/01/2014 to 12/31/2014	$15.09701	$16.30562	51,257
01/01/2015 to 12/31/2015	$16.30562	$15.21031	38,030
01/01/2016 to 12/31/2016	$15.21031	$16.94712	40,283
01/01/2017 to 04/28/2017	$16.94712	$17.53353	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03880	$12.31159	3,569,333
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99830	$11.62256	44,622
01/01/2014 to 12/31/2014	$11.62256	$12.93379	64,381
01/01/2015 to 12/31/2015	$12.93379	$12.21616	40,428
01/01/2016 to 12/31/2016	$12.21616	$13.74858	109,306
01/01/2017 to 12/31/2017	$13.74858	$15.94601	107,786
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61482	$14.51318	72,498
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99830	$9.66247	19,153
01/01/2014 to 12/31/2014	$9.66247	$9.94725	193,167
01/01/2015 to 12/31/2015	$9.94725	$9.73383	219,521
01/01/2016 to 12/31/2016	$9.73383	$9.97040	98,132
01/01/2017 to 04/28/2017	$9.97040	$10.16377	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02691	$11.97237	864,688
01/01/2010 to 12/31/2010	$11.97237	$13.28940	1,090,965
01/01/2011 to 12/31/2011	$13.28940	$12.69563	820,561
01/01/2012 to 12/31/2012	$12.69563	$14.13062	1,014,393
01/01/2013 to 12/31/2013	$14.13062	$16.50183	1,279,173
01/01/2014 to 12/31/2014	$16.50183	$17.08796	1,195,059
01/01/2015 to 10/16/2015	$17.08796	$16.99079	0
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01317	$12.29837	1,869,407
01/01/2010 to 12/31/2010	$12.29837	$13.77665	2,940,865
01/01/2011 to 12/31/2011	$13.77665	$13.29159	2,235,838
01/01/2012 to 12/31/2012	$13.29159	$14.40325	2,337,350
01/01/2013 to 12/31/2013	$14.40325	$16.19043	2,299,222
01/01/2014 to 12/31/2014	$16.19043	$16.35834	2,047,404
01/01/2015 to 12/31/2015	$16.35834	$16.18174	1,820,250
01/01/2016 to 12/31/2016	$16.18174	$16.52496	1,593,504
01/01/2017 to 12/31/2017	$16.52496	$18.85341	1,407,168
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.71856	5,091,244
01/01/2013 to 12/31/2013	$10.71856	$13.06812	5,334,154
01/01/2014 to 12/31/2014	$13.06812	$13.20699	4,884,373
01/01/2015 to 10/16/2015	$13.20699	$12.61399	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99830	$10.78660	274,803
01/01/2014 to 12/31/2014	$10.78660	$10.83583	391,230
01/01/2015 to 10/16/2015	$10.83583	$10.30964	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85943	$13.93707	44,478
01/01/2010 to 12/31/2010	$13.93707	$16.40903	89,121
01/01/2011 to 12/31/2011	$16.40903	$15.26310	73,059
01/01/2012 to 12/31/2012	$15.26310	$18.95705	105,274
01/01/2013 to 12/31/2013	$18.95705	$19.37570	118,189
01/01/2014 to 12/31/2014	$19.37570	$21.62107	93,859
01/01/2015 to 12/31/2015	$21.62107	$21.15884	70,753
01/01/2016 to 12/31/2016	$21.15884	$20.91167	55,927
01/01/2017 to 12/31/2017	$20.91167	$22.71406	48,988
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$10.04663	$12.84117	283,440
01/01/2010 to 12/31/2010	$12.84117	$13.87195	389,692
01/01/2011 to 12/31/2011	$13.87195	$13.05018	265,613
01/01/2012 to 12/31/2012	$13.05018	$15.30871	283,019
01/01/2013 to 12/31/2013	$15.30871	$19.45437	285,005
01/01/2014 to 02/07/2014	$19.45437	$19.13052	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12464	$12.20609	151,621
01/01/2010 to 12/31/2010	$12.20609	$13.49659	217,261
01/01/2011 to 12/31/2011	$13.49659	$12.49063	168,738
01/01/2012 to 12/31/2012	$12.49063	$14.64039	193,616
01/01/2013 to 12/31/2013	$14.64039	$19.15057	219,256
01/01/2014 to 12/31/2014	$19.15057	$21.22128	205,098
01/01/2015 to 12/31/2015	$21.22128	$19.82565	366,406
01/01/2016 to 12/31/2016	$19.82565	$21.66153	347,639
01/01/2017 to 12/31/2017	$21.66153	$23.28680	296,905
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05967	$13.48651	286,175
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02469	$11.86088	1,974,063
01/01/2010 to 12/31/2010	$11.86088	$12.96522	2,972,193
01/01/2011 to 12/31/2011	$12.96522	$12.63542	2,477,264
01/01/2012 to 12/31/2012	$12.63542	$13.62976	2,575,441
01/01/2013 to 12/31/2013	$13.62976	$14.66153	2,365,197
01/01/2014 to 12/31/2014	$14.66153	$14.94134	2,145,234
01/01/2015 to 12/31/2015	$14.94134	$14.50203	1,831,846
01/01/2016 to 12/31/2016	$14.50203	$14.95203	1,583,002
01/01/2017 to 12/31/2017	$14.95203	$16.44538	1,377,548
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95321	$12.76069	109,350
01/01/2010 to 12/31/2010	$12.76069	$15.84486	244,303
01/01/2011 to 12/31/2011	$15.84486	$15.72264	167,171
01/01/2012 to 12/31/2012	$15.72264	$17.81609	188,409
01/01/2013 to 12/31/2013	$17.81609	$24.22423	213,714
01/01/2014 to 12/31/2014	$24.22423	$25.43556	211,826
01/01/2015 to 12/31/2015	$25.43556	$23.54522	184,051
01/01/2016 to 12/31/2016	$23.54522	$28.67100	177,649
01/01/2017 to 12/31/2017	$28.67100	$31.50779	148,966
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99965	$9.86832	766,665
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01710	$12.51792	213,769
01/01/2010 to 12/31/2010	$12.51792	$13.91660	338,616
01/01/2011 to 12/31/2011	$13.91660	$14.06430	304,128
01/01/2012 to 12/31/2012	$14.06430	$15.68695	401,139
01/01/2013 to 12/31/2013	$15.68695	$16.46863	360,518
01/01/2014 to 12/31/2014	$16.46863	$16.54361	348,525
01/01/2015 to 12/31/2015	$16.54361	$15.62701	272,120
01/01/2016 to 12/31/2016	$15.62701	$17.66419	236,302
01/01/2017 to 12/31/2017	$17.66419	$18.59586	198,341
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06266	$12.73478	35,867
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14322	$13.27294	114,610
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11772	$13.10445	88,177
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98130	$10.84732	646
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04104	$12.24956	1,577,195
01/01/2010 to 12/31/2010	$12.24956	$13.65638	2,578,775
01/01/2011 to 12/31/2011	$13.65638	$13.30069	2,017,904
01/01/2012 to 12/31/2012	$13.30069	$14.79721	2,313,211
01/01/2013 to 12/31/2013	$14.79721	$16.85384	2,215,627
01/01/2014 to 12/31/2014	$16.85384	$17.55913	2,052,971
01/01/2015 to 12/31/2015	$17.55913	$17.01900	1,826,148
01/01/2016 to 12/31/2016	$17.01900	$17.54067	1,627,617
01/01/2017 to 12/31/2017	$17.54067	$20.09541	1,508,828
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12738	$13.59068	177,474
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07979	$11.66852	2,081,526
01/01/2010 to 12/31/2010	$11.66852	$12.26579	2,138,295
01/01/2011 to 12/31/2011	$12.26579	$12.04272	1,742,125
01/01/2012 to 12/31/2012	$12.04272	$13.05998	1,782,261
01/01/2013 to 12/31/2013	$13.05998	$14.20349	1,629,043
01/01/2014 to 12/31/2014	$14.20349	$14.67041	1,470,602
01/01/2015 to 12/31/2015	$14.67041	$14.34340	1,288,545
01/01/2016 to 12/31/2016	$14.34340	$14.58931	1,132,413
01/01/2017 to 12/31/2017	$14.58931	$16.02625	920,505
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08369	$10.28511	4,844
01/01/2010 to 12/31/2010	$10.28511	$11.21447	55,900
01/01/2011 to 12/31/2011	$11.21447	$11.05769	50,517
01/01/2012 to 12/31/2012	$11.05769	$12.47550	72,952
01/01/2013 to 12/31/2013	$12.47550	$16.67927	63,560
01/01/2014 to 12/31/2014	$16.67927	$17.89006	74,641
01/01/2015 to 12/31/2015	$17.89006	$19.38687	128,547
01/01/2016 to 12/31/2016	$19.38687	$18.71228	99,887
01/01/2017 to 12/31/2017	$18.71228	$24.89742	110,263
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00729	$12.71673	159,504
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$10.03388	$12.08575	114,616
01/01/2010 to 12/31/2010	$12.08575	$13.42614	148,549
01/01/2011 to 12/31/2011	$13.42614	$14.48893	269,475
01/01/2012 to 12/31/2012	$14.48893	$15.03294	320,082
01/01/2013 to 12/31/2013	$15.03294	$14.43020	304,071
01/01/2014 to 12/31/2014	$14.43020	$15.03747	347,300
01/01/2015 to 12/31/2015	$15.03747	$14.64317	386,003
01/01/2016 to 12/31/2016	$14.64317	$14.71693	359,682
01/01/2017 to 12/31/2017	$14.71693	$14.89935	323,957
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07243	$13.36731	178,237
01/01/2010 to 12/31/2010	$13.36731	$14.67077	318,815
01/01/2011 to 12/31/2011	$14.67077	$13.92025	265,882
01/01/2012 to 12/31/2012	$13.92025	$16.78112	290,380
01/01/2013 to 12/31/2013	$16.78112	$20.97942	349,030
01/01/2014 to 12/31/2014	$20.97942	$21.29541	331,788
01/01/2015 to 12/31/2015	$21.29541	$20.55320	318,754
01/01/2016 to 12/31/2016	$20.55320	$21.56456	288,711
01/01/2017 to 12/31/2017	$21.56456	$26.15968	259,428
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02821	$12.15339	116,402
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18139	2,319
01/01/2013 to 12/31/2013	$10.18139	$13.41389	64,378
01/01/2014 to 12/31/2014	$13.41389	$14.48140	61,666
01/01/2015 to 12/31/2015	$14.48140	$14.08193	87,176
01/01/2016 to 12/31/2016	$14.08193	$15.64863	116,828
01/01/2017 to 12/31/2017	$15.64863	$17.98666	116,613
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02821	$10.06368	10,972
01/01/2012 to 12/31/2012	$10.06368	$10.33731	16,868
01/01/2013 to 12/31/2013	$10.33731	$9.83845	25,251
01/01/2014 to 12/31/2014	$9.83845	$10.13318	50,859
01/01/2015 to 10/16/2015	$10.13318	$10.07340	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.97677	$12.36504	87,413
01/01/2010 to 12/31/2010	$12.36504	$15.58501	153,346
01/01/2011 to 12/31/2011	$15.58501	$15.52343	129,404
01/01/2012 to 12/31/2012	$15.52343	$17.08752	154,034
01/01/2013 to 12/31/2013	$17.08752	$22.19545	154,636
01/01/2014 to 12/31/2014	$22.19545	$23.46650	152,841
01/01/2015 to 10/16/2015	$23.46650	$23.98603	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.93460	$12.06812	48,893
01/01/2010 to 12/31/2010	$12.06812	$14.21665	111,789
01/01/2011 to 04/29/2011	$14.21665	$15.92506	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13101	$13.71879	103,062
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29518	307,264
01/01/2013 to 12/31/2013	$10.29518	$11.99152	480,527
01/01/2014 to 12/31/2014	$11.99152	$12.34924	356,410
01/01/2015 to 12/31/2015	$12.34924	$11.94593	338,935
01/01/2016 to 12/31/2016	$11.94593	$12.20738	331,555
01/01/2017 to 12/31/2017	$12.20738	$13.92998	295,668
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05438	$14.79792	212,846
01/01/2010 to 12/31/2010	$14.79792	$17.72270	436,193
01/01/2011 to 12/31/2011	$17.72270	$13.84067	289,962
01/01/2012 to 12/31/2012	$13.84067	$15.98721	331,490
01/01/2013 to 12/31/2013	$15.98721	$15.69426	384,522
01/01/2014 to 12/31/2014	$15.69426	$14.65261	360,829
01/01/2015 to 12/31/2015	$14.65261	$11.95141	311,804
01/01/2016 to 12/31/2016	$11.95141	$13.15417	287,780
01/01/2017 to 12/31/2017	$13.15417	$16.28412	251,546
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02098	$11.60854	3,978,257
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01822	$10.06358	5,856
01/01/2012 to 12/31/2012	$10.06358	$10.55780	16,720
01/01/2013 to 12/31/2013	$10.55780	$10.10211	34,959
01/01/2014 to 12/31/2014	$10.10211	$10.49484	158,431
01/01/2015 to 12/31/2015	$10.49484	$10.25215	192,930
01/01/2016 to 12/31/2016	$10.25215	$10.46512	276,647
01/01/2017 to 12/31/2017	$10.46512	$10.83250	235,947
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98517	$12.15802	3,317,336
01/01/2010 to 12/31/2010	$12.15802	$14.17386	4,857,162
01/01/2011 to 12/31/2011	$14.17386	$13.02098	2,999,201
01/01/2012 to 12/31/2012	$13.02098	$14.40143	3,537,756
01/01/2013 to 12/31/2013	$14.40143	$16.50792	3,483,680
01/01/2014 to 12/31/2014	$16.50792	$17.65667	3,438,136
01/01/2015 to 12/31/2015	$17.65667	$17.18876	5,841,407
01/01/2016 to 12/31/2016	$17.18876	$18.53682	5,317,665
01/01/2017 to 12/31/2017	$18.53682	$21.08059	6,712,634

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.64448	1,379
01/01/2014 to 12/31/2014	$11.64448	$13.14429	2,786
01/01/2015 to 12/31/2015	$13.14429	$13.07342	1,246
01/01/2016 to 12/31/2016	$13.07342	$14.19625	438
01/01/2017 to 12/31/2017	$14.19625	$16.88364	263
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07715	$12.80820	34,055
01/01/2010 to 12/31/2010	$12.80820	$14.43373	55,005
01/01/2011 to 12/31/2011	$14.43373	$14.62708	40,224
01/01/2012 to 12/31/2012	$14.62708	$17.02093	59,406
01/01/2013 to 12/31/2013	$17.02093	$22.07851	88,184
01/01/2014 to 12/31/2014	$22.07851	$25.34846	209,746
01/01/2015 to 12/31/2015	$25.34846	$25.59336	155,424
01/01/2016 to 12/31/2016	$25.59336	$28.79186	144,790
01/01/2017 to 12/31/2017	$28.79186	$34.47875	123,232
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99830	$8.87562	0
01/01/2012 to 12/31/2012	$8.87562	$9.83727	0
01/01/2013 to 12/31/2013	$9.83727	$11.79379	0
01/01/2014 to 12/31/2014	$11.79379	$12.30302	0
01/01/2015 to 12/31/2015	$12.30302	$12.06888	8,317
01/01/2016 to 12/31/2016	$12.06888	$12.56950	8,314
01/01/2017 to 12/31/2017	$12.56950	$14.55225	95
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03986	$11.93917	2,173,385
01/01/2010 to 12/31/2010	$11.93917	$13.08836	3,252,135
01/01/2011 to 12/31/2011	$13.08836	$12.58766	2,713,258
01/01/2012 to 12/31/2012	$12.58766	$13.59705	2,940,613
01/01/2013 to 12/31/2013	$13.59705	$14.97506	2,549,058
01/01/2014 to 12/31/2014	$14.97506	$15.42201	2,277,389
01/01/2015 to 12/31/2015	$15.42201	$15.08080	2,092,898
01/01/2016 to 12/31/2016	$15.08080	$15.48362	1,793,883
01/01/2017 to 12/31/2017	$15.48362	$17.62913	1,428,369
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$10.05241	$12.34455	1,088,359
01/01/2010 to 12/31/2010	$12.34455	$13.82585	1,976,926
01/01/2011 to 12/31/2011	$13.82585	$13.21932	1,351,474
01/01/2012 to 12/31/2012	$13.21932	$15.00707	1,623,926
01/01/2013 to 12/31/2013	$15.00707	$17.35429	1,696,104
01/01/2014 to 12/31/2014	$17.35429	$17.92199	1,529,587
01/01/2015 to 12/31/2015	$17.92199	$17.45934	3,131,573
01/01/2016 to 12/31/2016	$17.45934	$18.26834	2,724,129
01/01/2017 to 04/28/2017	$18.26834	$18.97784	0
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$10.08082	$12.38673	1,996,434
01/01/2010 to 12/31/2010	$12.38673	$13.56608	3,765,722
01/01/2011 to 12/31/2011	$13.56608	$12.83913	2,809,647
01/01/2012 to 12/31/2012	$12.83913	$13.97619	3,037,693
01/01/2013 to 12/31/2013	$13.97619	$15.66108	2,914,125
01/01/2014 to 12/31/2014	$15.66108	$15.80579	2,517,415
01/01/2015 to 10/16/2015	$15.80579	$15.32393	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98064	$12.98525	103,365
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00831	$13.13600	76,927
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97559	$12.94330	86,498
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03834	$12.14754	2,381,599
01/01/2010 to 12/31/2010	$12.14754	$13.27107	3,684,135
01/01/2011 to 12/31/2011	$13.27107	$13.25731	2,941,567
01/01/2012 to 12/31/2012	$13.25731	$14.73769	3,520,732
01/01/2013 to 12/31/2013	$14.73769	$16.86568	3,553,294
01/01/2014 to 12/31/2014	$16.86568	$17.49123	3,263,070
01/01/2015 to 12/31/2015	$17.49123	$17.13998	3,980,739
01/01/2016 to 12/31/2016	$17.13998	$18.05603	3,764,039
01/01/2017 to 12/31/2017	$18.05603	$20.41185	3,333,090
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$10.10010	$12.90575	78,869
01/01/2010 to 12/31/2010	$12.90575	$14.31544	144,391
01/01/2011 to 12/31/2011	$14.31544	$13.79253	100,188
01/01/2012 to 12/31/2012	$13.79253	$15.83989	159,373
01/01/2013 to 12/31/2013	$15.83989	$20.12112	234,450
01/01/2014 to 12/31/2014	$20.12112	$21.18036	213,398
01/01/2015 to 10/16/2015	$21.18036	$19.57334	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98695	$13.16209	352,417
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$10.09828	$12.75843	119,144
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30104	$13.75665	309,121
01/01/2010 to 12/31/2010	$13.75665	$16.23087	532,642
01/01/2011 to 12/31/2011	$16.23087	$13.52676	405,357
01/01/2012 to 12/31/2012	$13.52676	$13.72817	474,185
01/01/2013 to 12/31/2013	$13.72817	$15.51495	441,601
01/01/2014 to 12/31/2014	$15.51495	$13.92613	394,002
01/01/2015 to 12/31/2015	$13.92613	$11.01429	331,913
01/01/2016 to 12/31/2016	$11.01429	$13.44473	299,951
01/01/2017 to 12/31/2017	$13.44473	$14.52729	237,705
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01735	$11.10632	235,256
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98586	$13.23275	57,715
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06174	$12.76501	219,488
01/01/2010 to 12/31/2010	$12.76501	$14.33352	330,431
01/01/2011 to 12/31/2011	$14.33352	$13.55493	303,754
01/01/2012 to 12/31/2012	$13.55493	$14.73812	384,109
01/01/2013 to 12/31/2013	$14.73812	$17.39590	854,855
01/01/2014 to 12/31/2014	$17.39590	$17.97721	792,202
01/01/2015 to 12/31/2015	$17.97721	$17.49718	527,843
01/01/2016 to 12/31/2016	$17.49718	$18.25755	462,451
01/01/2017 to 12/31/2017	$18.25755	$20.31542	384,620
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98910	$10.75865	447,678
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
Evergreen VA Growth Fund
05/01/2009 to 12/31/2009	$10.04388	$12.63463	4,341
01/01/2010 to 07/16/2010	$12.63463	$12.34541	0
Evergreen VA International Equity Fund
05/01/2009 to 12/31/2009	$10.04786	$12.73970	15,269
01/01/2010 to 07/16/2010	$12.73970	$12.07530	0
Evergreen VA Omega Fund
05/01/2009 to 12/31/2009	$9.89101	$12.84348	7,056
01/01/2010 to 07/16/2010	$12.84348	$11.97205	0
First Trust Target Focus Four Portfolio
05/01/2009 to 12/31/2009	$10.09652	$13.27740	2,107
01/01/2010 to 12/31/2010	$13.27740	$15.47525	9,248
01/01/2011 to 12/31/2011	$15.47525	$13.50474	16,168
01/01/2012 to 12/31/2012	$13.50474	$15.05686	4,353
01/01/2013 to 12/31/2013	$15.05686	$19.33154	6,909
01/01/2014 to 04/25/2014	$19.33154	$19.90453	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$10.07061	$12.82718	2,577,060
01/01/2010 to 12/31/2010	$12.82718	$13.85095	4,539,049
01/01/2011 to 12/31/2011	$13.85095	$13.34074	3,133,992
01/01/2012 to 09/21/2012	$13.34074	$14.90188	0
Global Dividend Target 15 Portfolio
05/01/2009 to 12/31/2009	$10.06022	$14.49376	2,949
01/01/2010 to 12/31/2010	$14.49376	$15.57720	8,740
01/01/2011 to 12/31/2011	$15.57720	$14.11507	7,672
01/01/2012 to 12/31/2012	$14.11507	$17.33247	6,903
01/01/2013 to 12/31/2013	$17.33247	$19.41251	7,826
01/01/2014 to 04/25/2014	$19.41251	$18.97466	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03261	$8.14661	1,830
01/01/2012 to 04/27/2012	$8.14661	$9.22289	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99286	$9.09665	14,723
01/01/2012 to 12/31/2012	$9.09665	$10.57827	11,564
01/01/2013 to 12/31/2013	$10.57827	$13.57739	9,719
01/01/2014 to 12/31/2014	$13.57739	$15.00505	8,819
01/01/2015 to 12/31/2015	$15.00505	$15.00114	4,660
01/01/2016 to 12/31/2016	$15.00114	$16.87116	7,230
01/01/2017 to 12/31/2017	$16.87116	$17.94335	2,613
Invesco V.I. Dynamics Fund - Series I
05/01/2009 to 12/31/2009	$10.03692	$13.15280	0
01/01/2010 to 12/31/2010	$13.15280	$15.95263	1,893
01/01/2011 to 04/29/2011	$15.95263	$17.74283	0
Invesco V.I. Financial Services Fund - Series I
05/01/2009 to 12/31/2009	$9.99943	$13.99437	1,396
01/01/2010 to 12/31/2010	$13.99437	$15.12164	5,500
01/01/2011 to 04/29/2011	$15.12164	$15.93104	0
Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95069	$12.75506	2,672
01/01/2010 to 12/31/2010	$12.75506	$13.15488	13,907
01/01/2011 to 12/31/2011	$13.15488	$13.39471	5,002
01/01/2012 to 12/31/2012	$13.39471	$15.86139	5,297
01/01/2013 to 12/31/2013	$15.86139	$21.83513	6,345
01/01/2014 to 12/31/2014	$21.83513	$25.59438	10,012
01/01/2015 to 12/31/2015	$25.59438	$25.86255	17,603
01/01/2016 to 12/31/2016	$25.86255	$22.43011	15,944
01/01/2017 to 12/31/2017	$22.43011	$25.44904	12,776
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04981	$9.73884	1,679
01/01/2013 to 12/31/2013	$9.73884	$13.07024	2,478
01/01/2014 to 12/31/2014	$13.07024	$13.83120	9,885
01/01/2015 to 12/31/2015	$13.83120	$13.71111	10,235
01/01/2016 to 12/31/2016	$13.71111	$13.53231	10,420
01/01/2017 to 12/31/2017	$13.53231	$16.23714	10,978
NVIT Developing Markets Fund
05/01/2009 to 12/31/2009	$10.12079	$14.51145	16,330
01/01/2010 to 12/31/2010	$14.51145	$16.50855	23,496
01/01/2011 to 12/31/2011	$16.50855	$12.54743	22,359
01/01/2012 to 12/31/2012	$12.54743	$14.35220	17,923
01/01/2013 to 12/31/2013	$14.35220	$14.06260	19,944
01/01/2014 to 12/31/2014	$14.06260	$12.96881	18,278
01/01/2015 to 12/31/2015	$12.96881	$10.62980	16,973
01/01/2016 to 08/05/2016	$10.62980	$11.61668	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12635	$9.71352	18,268
01/01/2017 to 12/31/2017	$9.71352	$13.42521	12,409
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20318	$14.01474	79,546
01/01/2010 to 12/31/2010	$14.01474	$15.63674	47,987
01/01/2011 to 12/31/2011	$15.63674	$11.18156	30,095
01/01/2012 to 12/31/2012	$11.18156	$12.64688	17,301
01/01/2013 to 12/31/2013	$12.64688	$14.24238	2,209
01/01/2014 to 12/31/2014	$14.24238	$13.73154	5,345
01/01/2015 to 12/31/2015	$13.73154	$12.18829	4,344
01/01/2016 to 12/31/2016	$12.18829	$12.01556	6,372
01/01/2017 to 12/31/2017	$12.01556	$15.63976	4,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77098	$12.51407	0
01/01/2010 to 12/31/2010	$12.51407	$13.27941	0
01/01/2011 to 12/31/2011	$13.27941	$9.52763	0
01/01/2012 to 12/31/2012	$9.52763	$12.44926	0
01/01/2013 to 12/31/2013	$12.44926	$16.27380	0
01/01/2014 to 12/31/2014	$16.27380	$17.59424	0
01/01/2015 to 12/31/2015	$17.59424	$17.15890	0
01/01/2016 to 12/31/2016	$17.15890	$20.71253	0
01/01/2017 to 12/31/2017	$20.71253	$23.92474	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15289	$14.29935	5,245
01/01/2010 to 12/31/2010	$14.29935	$18.16576	12,227
01/01/2011 to 12/31/2011	$18.16576	$14.91990	6,546
01/01/2012 to 12/31/2012	$14.91990	$15.85348	5,749
01/01/2013 to 12/31/2013	$15.85348	$18.39078	7,201
01/01/2014 to 12/31/2014	$18.39078	$18.31732	5,157
01/01/2015 to 12/31/2015	$18.31732	$15.44366	4,561
01/01/2016 to 12/31/2016	$15.44366	$17.92518	4,657
01/01/2017 to 12/31/2017	$17.92518	$21.58985	3,980
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94255	$7.33047	14,885
01/01/2010 to 12/31/2010	$7.33047	$5.90218	11,324
01/01/2011 to 12/31/2011	$5.90218	$5.26778	10,302
01/01/2012 to 12/31/2012	$5.26778	$4.30314	8,352
01/01/2013 to 12/31/2013	$4.30314	$3.09577	8,342
01/01/2014 to 12/31/2014	$3.09577	$2.60023	9,327
01/01/2015 to 12/31/2015	$2.60023	$2.42153	7,500
01/01/2016 to 12/31/2016	$2.42153	$2.06240	7,485
01/01/2017 to 12/31/2017	$2.06240	$1.65730	7,468
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05402	$12.67160	1,486
01/01/2010 to 12/31/2010	$12.67160	$13.97310	1,778
01/01/2011 to 12/31/2011	$13.97310	$13.68730	11,035
01/01/2012 to 12/31/2012	$13.68730	$15.26808	8,591
01/01/2013 to 12/31/2013	$15.26808	$19.40528	17,024
01/01/2014 to 12/31/2014	$19.40528	$21.18734	14,698
01/01/2015 to 12/31/2015	$21.18734	$20.65788	14,542
01/01/2016 to 12/31/2016	$20.65788	$22.19050	14,541
01/01/2017 to 12/31/2017	$22.19050	$25.94139	14,541
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02926	$12.57143	5,807
01/01/2010 to 12/31/2010	$12.57143	$14.45171	13,043
01/01/2011 to 12/31/2011	$14.45171	$15.13936	10,285
01/01/2012 to 12/31/2012	$15.13936	$16.43867	11,382
01/01/2013 to 12/31/2013	$16.43867	$20.68308	13,893
01/01/2014 to 12/31/2014	$20.68308	$22.33111	15,717
01/01/2015 to 12/31/2015	$22.33111	$22.78401	11,440
01/01/2016 to 12/31/2016	$22.78401	$23.10899	11,381
01/01/2017 to 12/31/2017	$23.10899	$26.04457	10,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95211	$12.30799	3,759
01/01/2010 to 12/31/2010	$12.30799	$14.63446	12,760
01/01/2011 to 12/31/2011	$14.63446	$15.12328	7,887
01/01/2012 to 12/31/2012	$15.12328	$18.08628	10,022
01/01/2013 to 12/31/2013	$18.08628	$24.77874	15,269
01/01/2014 to 12/31/2014	$24.77874	$27.29522	9,493
01/01/2015 to 12/31/2015	$27.29522	$27.98952	11,581
01/01/2016 to 12/31/2016	$27.98952	$28.56485	9,591
01/01/2017 to 12/31/2017	$28.56485	$33.12038	9,927
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15318	$13.64083	0
01/01/2010 to 12/31/2010	$13.64083	$13.71320	0
01/01/2011 to 12/31/2011	$13.71320	$12.23898	13,219
01/01/2012 to 12/31/2012	$12.23898	$13.97707	6,585
01/01/2013 to 12/31/2013	$13.97707	$16.65276	4,510
01/01/2014 to 12/31/2014	$16.65276	$14.90084	4,510
01/01/2015 to 12/31/2015	$14.90084	$13.00758	5,658
01/01/2016 to 12/31/2016	$13.00758	$13.73671	5,658
01/01/2017 to 12/31/2017	$13.73671	$16.10832	5,658
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82714	$12.88193	27,227
01/01/2010 to 12/31/2010	$12.88193	$13.99705	44,524
01/01/2011 to 12/31/2011	$13.99705	$11.81405	27,787
01/01/2012 to 12/31/2012	$11.81405	$14.43315	28,486
01/01/2013 to 12/31/2013	$14.43315	$18.67225	28,246
01/01/2014 to 12/31/2014	$18.67225	$20.65201	25,887
01/01/2015 to 12/31/2015	$20.65201	$19.92641	15,799
01/01/2016 to 12/31/2016	$19.92641	$22.50929	18,785
01/01/2017 to 12/31/2017	$22.50929	$26.05990	19,926
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97657	$12.78830	13,698
01/01/2010 to 12/31/2010	$12.78830	$12.88245	32,759
01/01/2011 to 12/31/2011	$12.88245	$13.89488	25,295
01/01/2012 to 12/31/2012	$13.89488	$15.97822	33,528
01/01/2013 to 12/31/2013	$15.97822	$21.87330	43,510
01/01/2014 to 12/31/2014	$21.87330	$26.50261	89,715
01/01/2015 to 12/31/2015	$26.50261	$27.26324	105,785
01/01/2016 to 12/31/2016	$27.26324	$25.62345	51,572
01/01/2017 to 12/31/2017	$25.62345	$30.34992	45,667
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11170	$12.78332	17,879
01/01/2010 to 12/31/2010	$12.78332	$15.49501	41,384
01/01/2011 to 12/31/2011	$15.49501	$14.90686	27,863
01/01/2012 to 12/31/2012	$14.90686	$16.90745	22,834
01/01/2013 to 12/31/2013	$16.90745	$22.88541	26,481
01/01/2014 to 12/31/2014	$22.88541	$23.66647	18,262
01/01/2015 to 12/31/2015	$23.66647	$22.38840	11,066
01/01/2016 to 12/31/2016	$22.38840	$25.77871	11,970
01/01/2017 to 12/31/2017	$25.77871	$30.90781	12,957

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21829	$11.36642	0
01/01/2010 to 12/31/2010	$11.36642	$10.40611	0
01/01/2011 to 12/31/2011	$10.40611	$8.30331	6,766
01/01/2012 to 12/31/2012	$8.30331	$9.99923	0
01/01/2013 to 12/31/2013	$9.99923	$14.51886	1,024
01/01/2014 to 12/31/2014	$14.51886	$14.68004	0
01/01/2015 to 12/31/2015	$14.68004	$15.21433	0
01/01/2016 to 12/31/2016	$15.21433	$14.96484	0
01/01/2017 to 12/31/2017	$14.96484	$17.36386	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06858	$12.64531	10,063
01/01/2010 to 12/31/2010	$12.64531	$14.01917	14,530
01/01/2011 to 12/31/2011	$14.01917	$14.16206	5,038
01/01/2012 to 12/31/2012	$14.16206	$15.63534	30,687
01/01/2013 to 12/31/2013	$15.63534	$20.01126	23,862
01/01/2014 to 12/31/2014	$20.01126	$22.13499	19,259
01/01/2015 to 12/31/2015	$22.13499	$22.49574	15,866
01/01/2016 to 12/31/2016	$22.49574	$23.14082	15,193
01/01/2017 to 12/31/2017	$23.14082	$28.40091	14,865
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03436	$12.70102	4,839
01/01/2010 to 12/31/2010	$12.70102	$14.04486	9,437
01/01/2011 to 12/31/2011	$14.04486	$13.58144	50,359
01/01/2012 to 12/31/2012	$13.58144	$15.35389	17,975
01/01/2013 to 12/31/2013	$15.35389	$19.53491	22,617
01/01/2014 to 12/31/2014	$19.53491	$21.13872	17,948
01/01/2015 to 12/31/2015	$21.13872	$19.72491	16,001
01/01/2016 to 12/31/2016	$19.72491	$22.30310	17,009
01/01/2017 to 12/31/2017	$22.30310	$24.78227	17,205
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99461	$12.66784	4,229
01/01/2010 to 12/31/2010	$12.66784	$15.93444	12,678
01/01/2011 to 12/31/2011	$15.93444	$15.15664	39,656
01/01/2012 to 12/31/2012	$15.15664	$17.12889	21,307
01/01/2013 to 12/31/2013	$17.12889	$21.89930	19,911
01/01/2014 to 12/31/2014	$21.89930	$22.71411	13,962
01/01/2015 to 12/31/2015	$22.71411	$22.31150	14,798
01/01/2016 to 12/31/2016	$22.31150	$24.66942	13,804
01/01/2017 to 12/31/2017	$24.66942	$28.58896	12,904
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91659	$12.76958	9,560
01/01/2010 to 12/31/2010	$12.76958	$15.06596	16,744
01/01/2011 to 12/31/2011	$15.06596	$14.17844	9,804
01/01/2012 to 12/31/2012	$14.17844	$16.18772	12,709
01/01/2013 to 12/31/2013	$16.18772	$20.95513	15,449
01/01/2014 to 12/31/2014	$20.95513	$22.61616	10,081
01/01/2015 to 12/31/2015	$22.61616	$20.33055	9,681
01/01/2016 to 12/31/2016	$20.33055	$24.76237	9,638
01/01/2017 to 12/31/2017	$24.76237	$26.82925	9,513

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00756	$13.05342	15,664
01/01/2010 to 12/31/2010	$13.05342	$15.11874	10,388
01/01/2011 to 12/31/2011	$15.11874	$15.02494	8,558
01/01/2012 to 12/31/2012	$15.02494	$17.10509	18,400
01/01/2013 to 12/31/2013	$17.10509	$22.49716	19,253
01/01/2014 to 12/31/2014	$22.49716	$25.78347	16,050
01/01/2015 to 12/31/2015	$25.78347	$27.13764	14,940
01/01/2016 to 12/31/2016	$27.13764	$27.98010	14,401
01/01/2017 to 12/31/2017	$27.98010	$35.73268	15,094
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29617	$11.93473	8,600
01/01/2010 to 12/31/2010	$11.93473	$13.76655	13,277
01/01/2011 to 12/31/2011	$13.76655	$13.78774	13,136
01/01/2012 to 12/31/2012	$13.78774	$13.89565	11,121
01/01/2013 to 12/31/2013	$13.89565	$16.88719	8,012
01/01/2014 to 12/31/2014	$16.88719	$14.74316	10,502
01/01/2015 to 12/31/2015	$14.74316	$11.06547	2,872
01/01/2016 to 12/31/2016	$11.06547	$13.46055	2,824
01/01/2017 to 12/31/2017	$13.46055	$12.76687	1,763
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02196	$13.09292	0
01/01/2010 to 12/31/2010	$13.09292	$12.88568	1,217
01/01/2011 to 12/31/2011	$12.88568	$14.65825	422
01/01/2012 to 12/31/2012	$14.65825	$16.05920	641
01/01/2013 to 12/31/2013	$16.05920	$20.70499	3,509
01/01/2014 to 12/31/2014	$20.70499	$24.20698	7,004
01/01/2015 to 12/31/2015	$24.20698	$24.76427	7,393
01/01/2016 to 12/31/2016	$24.76427	$23.35221	6,171
01/01/2017 to 12/31/2017	$23.35221	$25.24407	5,961
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00927	$13.68321	15,781
01/01/2010 to 12/31/2010	$13.68321	$17.81638	17,579
01/01/2011 to 12/31/2011	$17.81638	$14.09840	14,426
01/01/2012 to 12/31/2012	$14.09840	$11.79988	16,082
01/01/2013 to 12/31/2013	$11.79988	$7.17205	7,974
01/01/2014 to 12/31/2014	$7.17205	$5.34823	6,295
01/01/2015 to 12/31/2015	$5.34823	$3.51744	7,929
01/01/2016 to 12/31/2016	$3.51744	$5.36878	11,484
01/01/2017 to 12/31/2017	$5.36878	$5.53664	9,741
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61586	$14.03177	5,775
01/01/2010 to 12/31/2010	$14.03177	$17.13805	9,961
01/01/2011 to 12/31/2011	$17.13805	$17.58469	7,552
01/01/2012 to 12/31/2012	$17.58469	$20.18120	12,078
01/01/2013 to 12/31/2013	$20.18120	$19.78562	7,304
01/01/2014 to 12/31/2014	$19.78562	$24.22860	11,113
01/01/2015 to 12/31/2015	$24.22860	$23.80884	3,432
01/01/2016 to 12/31/2016	$23.80884	$24.65717	3,379
01/01/2017 to 12/31/2017	$24.65717	$26.09733	2,594

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10774	$10.23100	99,212
01/01/2010 to 12/31/2010	$10.23100	$8.41509	118,627
01/01/2011 to 12/31/2011	$8.41509	$5.15157	96,319
01/01/2012 to 12/31/2012	$5.15157	$4.69566	75,171
01/01/2013 to 12/31/2013	$4.69566	$5.35722	74,003
01/01/2014 to 12/31/2014	$5.35722	$3.65949	59,177
01/01/2015 to 12/31/2015	$3.65949	$3.52761	29,612
01/01/2016 to 12/31/2016	$3.52761	$3.27714	30,396
01/01/2017 to 12/31/2017	$3.27714	$2.82792	29,526
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98746	$7.10204	5,914
01/01/2010 to 12/31/2010	$7.10204	$5.48258	0
01/01/2011 to 12/31/2011	$5.48258	$4.80778	888
01/01/2012 to 12/31/2012	$4.80778	$3.82383	467
01/01/2013 to 12/31/2013	$3.82383	$2.64409	466
01/01/2014 to 12/31/2014	$2.64409	$2.08785	466
01/01/2015 to 12/31/2015	$2.08785	$1.77832	0
01/01/2016 to 12/31/2016	$1.77832	$1.56672	0
01/01/2017 to 12/31/2017	$1.56672	$1.14725	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01035	$12.58590	7,902
01/01/2010 to 12/31/2010	$12.58590	$15.49940	12,130
01/01/2011 to 12/31/2011	$15.49940	$15.37672	37,487
01/01/2012 to 12/31/2012	$15.37672	$16.94090	6,972
01/01/2013 to 12/31/2013	$16.94090	$23.30183	10,495
01/01/2014 to 12/31/2014	$23.30183	$23.31993	7,534
01/01/2015 to 12/31/2015	$23.31993	$23.10975	8,091
01/01/2016 to 12/31/2016	$23.10975	$27.21775	7,607
01/01/2017 to 12/31/2017	$27.21775	$30.11902	7,943
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.96017	$12.40731	2,746
01/01/2010 to 12/31/2010	$12.40731	$14.83916	9,583
01/01/2011 to 12/31/2011	$14.83916	$13.93909	1,758
01/01/2012 to 12/31/2012	$13.93909	$15.85865	3,474
01/01/2013 to 12/31/2013	$15.85865	$21.38615	13,029
01/01/2014 to 12/31/2014	$21.38615	$22.16560	8,426
01/01/2015 to 12/31/2015	$22.16560	$19.91386	5,615
01/01/2016 to 12/31/2016	$19.91386	$25.12004	11,954
01/01/2017 to 12/31/2017	$25.12004	$26.99610	7,197
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15352	$11.02445	7,985
01/01/2010 to 12/31/2010	$11.02445	$12.49259	14,287
01/01/2011 to 12/31/2011	$12.49259	$12.46541	6,494
01/01/2012 to 12/31/2012	$12.46541	$14.22610	12,605
01/01/2013 to 12/31/2013	$14.22610	$15.61628	13,795
01/01/2014 to 12/31/2014	$15.61628	$15.38274	10,249
01/01/2015 to 12/31/2015	$15.38274	$15.29678	7,526
01/01/2016 to 12/31/2016	$15.29678	$18.22921	7,480
01/01/2017 to 12/31/2017	$18.22921	$17.47732	8,650

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88876	$8.90874	2,369
01/01/2010 to 12/31/2010	$8.90874	$9.60785	2,261
01/01/2011 to 12/31/2011	$9.60785	$13.50707	5,682
01/01/2012 to 12/31/2012	$13.50707	$13.35840	2,675
01/01/2013 to 12/31/2013	$13.35840	$10.58367	740
01/01/2014 to 12/31/2014	$10.58367	$14.13946	751
01/01/2015 to 12/31/2015	$14.13946	$13.06815	1,124
01/01/2016 to 12/31/2016	$13.06815	$12.76165	2
01/01/2017 to 12/31/2017	$12.76165	$13.68679	14
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93749	$16.03277	0
01/01/2010 to 12/31/2010	$16.03277	$23.50605	85
01/01/2011 to 12/31/2011	$23.50605	$19.88226	30
01/01/2012 to 12/31/2012	$19.88226	$25.80111	0
01/01/2013 to 12/31/2013	$25.80111	$43.11833	0
01/01/2014 to 12/31/2014	$43.11833	$48.71411	53
01/01/2015 to 12/31/2015	$48.71411	$43.34980	444
01/01/2016 to 12/31/2016	$43.34980	$58.56244	665
01/01/2017 to 12/31/2017	$58.56244	$73.92049	477
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23452	$12.25694	14,879
01/01/2010 to 12/31/2010	$12.25694	$12.72015	29,651
01/01/2011 to 12/31/2011	$12.72015	$14.64162	21,227
01/01/2012 to 12/31/2012	$14.64162	$14.36105	33,324
01/01/2013 to 12/31/2013	$14.36105	$15.93927	25,635
01/01/2014 to 12/31/2014	$15.93927	$19.65391	43,057
01/01/2015 to 12/31/2015	$19.65391	$18.01843	17,247
01/01/2016 to 12/31/2016	$18.01843	$20.31103	19,404
01/01/2017 to 12/31/2017	$20.31103	$22.01274	16,407
Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14311	$13.40945	0
01/01/2010 to 12/31/2010	$13.40945	$14.97476	169
01/01/2011 to 12/31/2011	$14.97476	$12.48038	211
01/01/2012 to 12/31/2012	$12.48038	$14.96204	190
01/01/2013 to 12/31/2013	$14.96204	$17.42066	190
01/01/2014 to 12/31/2014	$17.42066	$16.08832	1,787
01/01/2015 to 12/31/2015	$16.08832	$16.28906	1,660
01/01/2016 to 12/31/2016	$16.28906	$15.38433	1,617
01/01/2017 to 12/31/2017	$15.38433	$20.46699	2,067
S&P Target 24 Portfolio
05/01/2009 to 12/31/2009	$9.99943	$12.01344	0
01/01/2010 to 12/31/2010	$12.01344	$14.03783	1,471
01/01/2011 to 12/31/2011	$14.03783	$14.92824	2,275
01/01/2012 to 12/31/2012	$14.92824	$16.00248	2,242
01/01/2013 to 12/31/2013	$16.00248	$22.28491	2,219
01/01/2014 to 04/25/2014	$22.28491	$21.95572	0
Target Managed VIP Portfolio
05/01/2009 to 12/31/2009	$9.99943	$12.30857	0
01/01/2010 to 12/31/2010	$12.30857	$14.36242	0
01/01/2011 to 12/31/2011	$14.36242	$13.83236	0
01/01/2012 to 12/31/2012	$13.83236	$15.31219	0
01/01/2013 to 12/31/2013	$15.31219	$20.36625	0
01/01/2014 to 04/25/2014	$20.36625	$20.21165	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
The DOW DART 10 Portfolio
05/01/2009 to 12/31/2009	$10.13962	$13.30332	903
01/01/2010 to 12/31/2010	$13.30332	$15.21278	2,646
01/01/2011 to 12/31/2011	$15.21278	$16.05136	902
01/01/2012 to 12/31/2012	$16.05136	$17.41057	902
01/01/2013 to 12/31/2013	$17.41057	$22.31439	901
01/01/2014 to 04/25/2014	$22.31439	$21.94087	0
The DOW Target Dividend Portfolio
05/01/2009 to 12/31/2009	$10.05161	$13.72167	3,178
01/01/2010 to 12/31/2010	$13.72167	$15.65834	4,387
01/01/2011 to 12/31/2011	$15.65834	$16.25963	2,496
01/01/2012 to 12/31/2012	$16.25963	$16.81204	2,492
01/01/2013 to 12/31/2013	$16.81204	$21.10947	1,369
01/01/2014 to 04/25/2014	$21.10947	$21.79778	0
Wells Fargo Advantage VT Equity Income
05/01/2009 to 12/31/2009	$10.08629	$12.27829	2,125
01/01/2010 to 07/16/2010	$12.27829	$11.77197	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$11.77197	$13.68965	4,900
01/01/2011 to 12/31/2011	$13.68965	$13.12069	5,173
01/01/2012 to 12/31/2012	$13.12069	$15.35318	4,736
01/01/2013 to 12/31/2013	$15.35318	$19.59566	5,121
01/01/2014 to 12/31/2014	$19.59566	$21.17312	3,341
01/01/2015 to 12/31/2015	$21.17312	$20.63039	1,785
01/01/2016 to 04/29/2016	$20.63039	$20.62793	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59315	$12.22541	14,957
01/01/2011 to 12/31/2011	$12.22541	$11.45522	12,237
01/01/2012 to 12/31/2012	$11.45522	$12.13004	9,847
01/01/2013 to 12/31/2013	$12.13004	$17.88844	12,283
01/01/2014 to 12/31/2014	$17.88844	$17.22832	5,444
01/01/2015 to 12/31/2015	$17.22832	$16.43041	5,810
01/01/2016 to 12/31/2016	$16.43041	$17.39878	4,405
01/01/2017 to 12/31/2017	$17.39878	$21.49800	4,906
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.61649	$10.83887	0
01/01/2009 to 12/31/2009	$10.83887	$12.39964	0
01/01/2010 to 12/31/2010	$12.39964	$14.12001	0
01/01/2011 to 12/31/2011	$14.12001	$14.19646	0
01/01/2012 to 12/31/2012	$14.19646	$15.85262	0
01/01/2013 to 12/31/2013	$15.85262	$17.06594	0
01/01/2014 to 12/31/2014	$17.06594	$17.08961	0
01/01/2015 to 12/31/2015	$17.08961	$16.74803	0
01/01/2016 to 12/31/2016	$16.74803	$17.86406	0
01/01/2017 to 12/31/2017	$17.86406	$18.31915	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.70153	$7.80525	7,417,897
01/01/2009 to 12/31/2009	$7.80525	$9.49784	11,207,973
01/01/2010 to 12/31/2010	$9.49784	$10.40560	10,629,323
01/01/2011 to 12/31/2011	$10.40560	$9.91149	8,503,821
01/01/2012 to 12/31/2012	$9.91149	$10.91684	8,408,411
01/01/2013 to 12/31/2013	$10.91684	$11.74768	7,673,814
01/01/2014 to 12/31/2014	$11.74768	$11.93407	6,609,428
01/01/2015 to 12/31/2015	$11.93407	$11.30152	5,054,739
01/01/2016 to 12/31/2016	$11.30152	$11.75981	3,999,455
01/01/2017 to 12/31/2017	$11.75981	$12.95588	3,293,604
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.37514	$7.81309	2,751,485
01/01/2009 to 12/31/2009	$7.81309	$9.64819	4,790,959
01/01/2010 to 12/31/2010	$9.64819	$10.73480	4,688,102
01/01/2011 to 12/31/2011	$10.73480	$10.51616	3,657,333
01/01/2012 to 12/31/2012	$10.51616	$11.69427	3,728,404
01/01/2013 to 12/31/2013	$11.69427	$13.33747	3,521,076
01/01/2014 to 12/31/2014	$13.33747	$13.84795	3,373,926
01/01/2015 to 12/31/2015	$13.84795	$13.65900	2,723,403
01/01/2016 to 12/31/2016	$13.65900	$14.31583	2,157,698
01/01/2017 to 12/31/2017	$14.31583	$16.38004	1,811,767
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.70990	$10.03083	184,950
01/01/2009 to 12/31/2009	$10.03083	$11.55969	381,797
01/01/2010 to 12/31/2010	$11.55969	$12.87752	429,126
01/01/2011 to 12/31/2011	$12.87752	$13.05113	278,392
01/01/2012 to 05/04/2012	$13.05113	$14.15594	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.59698	9,260
01/01/2014 to 12/31/2014	$11.59698	$12.84206	10,943
01/01/2015 to 12/31/2015	$12.84206	$12.78292	11,297
01/01/2016 to 12/31/2016	$12.78292	$13.84751	11,653
01/01/2017 to 12/31/2017	$13.84751	$16.55014	11,050

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.57258	$8.07358	4,130,990
01/01/2009 to 12/31/2009	$8.07358	$9.74058	7,745,284
01/01/2010 to 12/31/2010	$9.74058	$10.70496	7,266,419
01/01/2011 to 12/31/2011	$10.70496	$10.34794	5,714,960
01/01/2012 to 12/31/2012	$10.34794	$11.38829	5,660,006
01/01/2013 to 12/31/2013	$11.38829	$13.11020	5,499,705
01/01/2014 to 12/31/2014	$13.11020	$13.66503	4,984,001
01/01/2015 to 12/31/2015	$13.66503	$13.43487	4,480,745
01/01/2016 to 12/31/2016	$13.43487	$13.97471	3,774,067
01/01/2017 to 12/31/2017	$13.97471	$15.71351	3,327,808
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	134,294
01/01/2012 to 12/31/2012	$9.13559	$10.00229	295,136
01/01/2013 to 12/31/2013	$10.00229	$10.84949	256,009
01/01/2014 to 12/31/2014	$10.84949	$11.13593	239,758
01/01/2015 to 12/31/2015	$11.13593	$10.56951	275,949
01/01/2016 to 12/31/2016	$10.56951	$11.06264	247,608
01/01/2017 to 12/31/2017	$11.06264	$12.19072	199,823
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99821	$10.46377	9,275
01/01/2014 to 12/31/2014	$10.46377	$10.60515	89,011
01/01/2015 to 12/31/2015	$10.60515	$10.40551	62,715
01/01/2016 to 12/31/2016	$10.40551	$10.82875	99,508
01/01/2017 to 04/28/2017	$10.82875	$11.19570	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.74232	$10.62847	1,783,570
01/01/2009 to 12/31/2009	$10.62847	$11.46391	2,582,749
01/01/2010 to 12/31/2010	$11.46391	$11.65486	2,352,178
01/01/2011 to 12/31/2011	$11.65486	$11.66113	1,787,948
01/01/2012 to 12/31/2012	$11.66113	$11.94566	1,896,924
01/01/2013 to 12/31/2013	$11.94566	$11.43464	1,814,015
01/01/2014 to 12/31/2014	$11.43464	$11.17790	1,313,389
01/01/2015 to 12/31/2015	$11.17790	$10.99052	816,798
01/01/2016 to 12/31/2016	$10.99052	$10.93117	728,157
01/01/2017 to 12/31/2017	$10.93117	$10.87930	604,562
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.60924	$11.10300	2,161,056
01/01/2009 to 12/31/2009	$11.10300	$12.65994	5,204,934
01/01/2010 to 12/31/2010	$12.65994	$13.34381	5,710,336
01/01/2011 to 12/31/2011	$13.34381	$13.47242	4,089,867
01/01/2012 to 12/31/2012	$13.47242	$14.41124	4,424,264
01/01/2013 to 12/31/2013	$14.41124	$13.84239	3,714,092
01/01/2014 to 12/31/2014	$13.84239	$14.11789	2,781,801
01/01/2015 to 12/31/2015	$14.11789	$13.52313	2,167,549
01/01/2016 to 12/31/2016	$13.52313	$13.79245	1,761,475
01/01/2017 to 12/31/2017	$13.79245	$14.08540	1,603,309
AST Bond Portfolio 2015
05/01/2009* to 12/31/2009	$9.96401	$9.98345	0
01/01/2010 to 12/31/2010	$9.98345	$10.68537	0
01/01/2011 to 12/31/2011	$10.68537	$11.12541	0
01/01/2012 to 12/31/2012	$11.12541	$11.21436	0
01/01/2013 to 12/31/2013	$11.21436	$10.93720	0
01/01/2014 to 12/31/2014	$10.93720	$10.69029	0
01/01/2015 to 12/31/2015	$10.69029	$10.42899	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93818	$9.60365	0
01/01/2010 to 12/31/2010	$9.60365	$10.39116	159
01/01/2011 to 12/31/2011	$10.39116	$11.14831	1,267
01/01/2012 to 12/31/2012	$11.14831	$11.36240	0
01/01/2013 to 12/31/2013	$11.36240	$11.04170	0
01/01/2014 to 12/31/2014	$11.04170	$10.85406	0
01/01/2015 to 12/31/2015	$10.85406	$10.59619	0
01/01/2016 to 12/31/2016	$10.59619	$10.41677	0
01/01/2017 to 01/03/2017	$10.41677	$10.41142	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99762	$10.72454	11
01/01/2011 to 12/31/2011	$10.72454	$11.69157	0
01/01/2012 to 12/31/2012	$11.69157	$12.02539	0
01/01/2013 to 12/31/2013	$12.02539	$11.52483	0
01/01/2014 to 12/31/2014	$11.52483	$11.43816	0
01/01/2015 to 12/31/2015	$11.43816	$11.21070	0
01/01/2016 to 12/31/2016	$11.21070	$11.09723	0
01/01/2017 to 12/31/2017	$11.09723	$10.93918	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92261	$9.66966	0
01/01/2010 to 12/31/2010	$9.66966	$10.52019	0
01/01/2011 to 12/31/2011	$10.52019	$11.69240	2,152
01/01/2012 to 12/31/2012	$11.69240	$12.09469	1,787
01/01/2013 to 12/31/2013	$12.09469	$11.46278	1,606
01/01/2014 to 12/31/2014	$11.46278	$11.51490	0
01/01/2015 to 12/31/2015	$11.51490	$11.35863	0
01/01/2016 to 12/31/2016	$11.35863	$11.29386	0
01/01/2017 to 12/31/2017	$11.29386	$11.13036	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90539	$9.57044	0
01/01/2010 to 12/31/2010	$9.57044	$10.42868	0
01/01/2011 to 12/31/2011	$10.42868	$11.83490	0
01/01/2012 to 12/31/2012	$11.83490	$12.25857	1,427
01/01/2013 to 12/31/2013	$12.25857	$11.41545	1,341
01/01/2014 to 12/31/2014	$11.41545	$11.64641	1,112
01/01/2015 to 12/31/2015	$11.64641	$11.51802	1,521
01/01/2016 to 12/31/2016	$11.51802	$11.43395	1,599
01/01/2017 to 12/31/2017	$11.43395	$11.27381	1,264
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88410	$9.24556	0
01/01/2010 to 12/31/2010	$9.24556	$10.11830	1,606
01/01/2011 to 12/31/2011	$10.11830	$11.75025	0
01/01/2012 to 12/31/2012	$11.75025	$12.22387	0
01/01/2013 to 12/31/2013	$12.22387	$11.18176	0
01/01/2014 to 12/31/2014	$11.18176	$11.61525	0
01/01/2015 to 12/31/2015	$11.61525	$11.53912	0
01/01/2016 to 12/31/2016	$11.53912	$11.51252	0
01/01/2017 to 12/31/2017	$11.51252	$11.36535	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99762	$10.96910	0
01/01/2011 to 12/31/2011	$10.96910	$12.91272	8,594
01/01/2012 to 12/31/2012	$12.91272	$13.49315	1,011
01/01/2013 to 12/31/2013	$13.49315	$12.27870	0
01/01/2014 to 12/31/2014	$12.27870	$12.93762	1,598
01/01/2015 to 12/31/2015	$12.93762	$12.88514	2,200
01/01/2016 to 12/31/2016	$12.88514	$12.86508	1,799
01/01/2017 to 12/31/2017	$12.86508	$12.78813	1,139
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99821	$11.97779	38,785
01/01/2012 to 12/31/2012	$11.97779	$12.40523	32,189
01/01/2013 to 12/31/2013	$12.40523	$10.95560	0
01/01/2014 to 12/31/2014	$10.95560	$11.83162	0
01/01/2015 to 12/31/2015	$11.83162	$11.82000	0
01/01/2016 to 12/31/2016	$11.82000	$11.77766	0
01/01/2017 to 12/31/2017	$11.77766	$11.70590	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99762	$10.36180	10,806
01/01/2013 to 12/31/2013	$10.36180	$9.10498	10,492
01/01/2014 to 12/31/2014	$9.10498	$10.03351	0
01/01/2015 to 12/31/2015	$10.03351	$10.08369	0
01/01/2016 to 12/31/2016	$10.08369	$10.05587	0
01/01/2017 to 12/31/2017	$10.05587	$10.00706	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99881	$8.71833	84,918
01/01/2014 to 12/31/2014	$8.71833	$9.77574	27,045
01/01/2015 to 12/31/2015	$9.77574	$9.83724	0
01/01/2016 to 12/31/2016	$9.83724	$9.80968	0
01/01/2017 to 12/31/2017	$9.80968	$9.76088	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99881	$11.26268	27,069
01/01/2015 to 12/31/2015	$11.26268	$11.24081	5,521
01/01/2016 to 12/31/2016	$11.24081	$11.27152	0
01/01/2017 to 12/31/2017	$11.27152	$11.23166	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99881	$9.90238	63,873
01/01/2016 to 12/31/2016	$9.90238	$9.89116	7,579
01/01/2017 to 12/31/2017	$9.89116	$9.91337	5,734
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99762	$9.84433	85,970
01/01/2017 to 12/31/2017	$9.84433	$9.89192	68,408
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99762	$10.00090	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14498	$10.29351	6,064
01/01/2010 to 12/31/2010	$10.29351	$11.45463	84,233
01/01/2011 to 12/31/2011	$11.45463	$10.55059	25,838
01/01/2012 to 12/31/2012	$10.55059	$11.68970	40,534
01/01/2013 to 12/31/2013	$11.68970	$15.03357	46,037
01/01/2014 to 12/31/2014	$15.03357	$16.22044	63,952
01/01/2015 to 12/31/2015	$16.22044	$15.11543	50,966
01/01/2016 to 12/31/2016	$15.11543	$16.82423	38,082
01/01/2017 to 04/28/2017	$16.82423	$17.40058	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.94599	$7.60483	9,823,555
01/01/2009 to 12/31/2009	$7.60483	$9.32629	15,163,970
01/01/2010 to 12/31/2010	$9.32629	$10.34654	13,739,380
01/01/2011 to 12/31/2011	$10.34654	$9.87877	10,350,363
01/01/2012 to 12/31/2012	$9.87877	$10.99256	10,445,990
01/01/2013 to 12/31/2013	$10.99256	$13.19589	10,870,252
01/01/2014 to 12/31/2014	$13.19589	$13.81536	9,392,480
01/01/2015 to 12/31/2015	$13.81536	$13.59052	8,038,908
01/01/2016 to 12/31/2016	$13.59052	$14.20815	6,483,394
01/01/2017 to 12/31/2017	$14.20815	$16.39083	5,870,964
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	16,828
01/01/2014 to 12/31/2014	$11.61237	$12.90918	68,728
01/01/2015 to 12/31/2015	$12.90918	$12.18049	57,140
01/01/2016 to 12/31/2016	$12.18049	$13.69453	94,652
01/01/2017 to 12/31/2017	$13.69453	$15.86715	105,851
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.06940	$14.02482	141,679
01/01/2009 to 12/31/2009	$14.02482	$18.10474	306,725
01/01/2010 to 12/31/2010	$18.10474	$22.79884	288,481
01/01/2011 to 12/31/2011	$22.79884	$23.77975	193,734
01/01/2012 to 12/31/2012	$23.77975	$26.83891	197,606
01/01/2013 to 12/31/2013	$26.83891	$27.08475	178,593
01/01/2014 to 12/31/2014	$27.08475	$34.69577	155,495
01/01/2015 to 12/31/2015	$34.69577	$35.59453	122,544
01/01/2016 to 12/31/2016	$35.59453	$36.50840	102,062
01/01/2017 to 12/31/2017	$36.50840	$37.95685	77,687
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$15.80742	$14.44293	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99821	$9.65582	50,707
01/01/2014 to 12/31/2014	$9.65582	$9.93036	115,269
01/01/2015 to 12/31/2015	$9.93036	$9.70743	229,008
01/01/2016 to 12/31/2016	$9.70743	$9.93319	163,753
01/01/2017 to 04/28/2017	$9.93319	$10.12252	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.99316	$7.11878	293,270
01/01/2009 to 12/31/2009	$7.11878	$8.44460	637,051
01/01/2010 to 12/31/2010	$8.44460	$9.36406	640,423
01/01/2011 to 12/31/2011	$9.36406	$8.93659	583,270
01/01/2012 to 12/31/2012	$8.93659	$9.93652	921,477
01/01/2013 to 12/31/2013	$9.93652	$11.59206	1,047,049
01/01/2014 to 12/31/2014	$11.59206	$11.99154	1,117,848
01/01/2015 to 10/16/2015	$11.99154	$11.91376	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.19296	$7.17497	2,130,587
01/01/2009 to 12/31/2009	$7.17497	$8.69527	5,923,242
01/01/2010 to 12/31/2010	$8.69527	$9.73043	3,965,780
01/01/2011 to 12/31/2011	$9.73043	$9.37836	3,258,099
01/01/2012 to 12/31/2012	$9.37836	$10.15237	3,289,698
01/01/2013 to 12/31/2013	$10.15237	$11.40048	3,161,914
01/01/2014 to 12/31/2014	$11.40048	$11.50704	2,856,810
01/01/2015 to 12/31/2015	$11.50704	$11.37119	2,507,047
01/01/2016 to 12/31/2016	$11.37119	$11.60049	2,140,760
01/01/2017 to 12/31/2017	$11.60049	$13.22161	1,711,446

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99822	$7.45581	153,226
01/01/2009 to 11/13/2009	$7.45581	$8.30215	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.71117	1,829,167
01/01/2013 to 12/31/2013	$10.71117	$13.04593	1,775,721
01/01/2014 to 12/31/2014	$13.04593	$13.17114	1,579,174
01/01/2015 to 10/16/2015	$13.17114	$12.56951	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99821	$10.77906	143,330
01/01/2014 to 12/31/2014	$10.77906	$10.81721	354,034
01/01/2015 to 10/16/2015	$10.81721	$10.28359	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17490	$6.09931	1,748
01/01/2009 to 12/31/2009	$6.09931	$8.06301	182,513
01/01/2010 to 12/31/2010	$8.06301	$9.48346	190,055
01/01/2011 to 12/31/2011	$9.48346	$8.81226	57,541
01/01/2012 to 12/31/2012	$8.81226	$10.93383	134,373
01/01/2013 to 12/31/2013	$10.93383	$11.16389	91,920
01/01/2014 to 12/31/2014	$11.16389	$12.44489	72,918
01/01/2015 to 12/31/2015	$12.44489	$12.16644	49,952
01/01/2016 to 12/31/2016	$12.16644	$12.01208	35,726
01/01/2017 to 12/31/2017	$12.01208	$13.03422	39,587
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$14.27591	$8.34340	140,965
01/01/2009 to 12/31/2009	$8.34340	$12.19693	278,543
01/01/2010 to 12/31/2010	$12.19693	$13.16272	245,748
01/01/2011 to 12/31/2011	$13.16272	$12.37037	131,077
01/01/2012 to 12/31/2012	$12.37037	$14.49640	146,206
01/01/2013 to 12/31/2013	$14.49640	$18.40331	122,816
01/01/2014 to 02/07/2014	$18.40331	$18.09500	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.74234	$9.71607	1,869,770
01/01/2009 to 12/31/2009	$9.71607	$11.33142	2,664,194
01/01/2010 to 12/31/2010	$11.33142	$12.51676	2,372,948
01/01/2011 to 12/31/2011	$12.51676	$11.57210	1,666,771
01/01/2012 to 12/31/2012	$11.57210	$13.54974	1,529,492
01/01/2013 to 12/31/2013	$13.54974	$17.70579	1,393,130
01/01/2014 to 12/31/2014	$17.70579	$19.60036	1,020,816
01/01/2015 to 12/31/2015	$19.60036	$18.29262	901,731
01/01/2016 to 12/31/2016	$18.29262	$19.96626	744,192
01/01/2017 to 12/31/2017	$19.96626	$21.44247	687,352
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.01709	$10.43764	319,518
01/01/2009 to 12/31/2009	$10.43764	$16.04449	607,802
01/01/2010 to 12/31/2010	$16.04449	$18.81234	557,731
01/01/2011 to 12/31/2011	$18.81234	$17.86043	342,929
01/01/2012 to 12/31/2012	$17.86043	$20.90372	321,984
01/01/2013 to 12/31/2013	$20.90372	$27.03916	304,604
01/01/2014 to 12/31/2014	$27.03916	$29.50781	238,467
01/01/2015 to 12/31/2015	$29.50781	$27.23179	340,356
01/01/2016 to 12/31/2016	$27.23179	$27.08585	272,793
01/01/2017 to 12/31/2017	$27.08585	$33.68583	232,207

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.16272	$7.53778	409,645
01/01/2009 to 12/31/2009	$7.53778	$9.10048	1,347,384
01/01/2010 to 12/31/2010	$9.10048	$9.93761	1,364,893
01/01/2011 to 12/31/2011	$9.93761	$9.67508	1,229,638
01/01/2012 to 12/31/2012	$9.67508	$10.42578	1,305,920
01/01/2013 to 12/31/2013	$10.42578	$11.20360	1,216,347
01/01/2014 to 12/31/2014	$11.20360	$11.40582	1,063,900
01/01/2015 to 12/31/2015	$11.40582	$11.05906	894,532
01/01/2016 to 12/31/2016	$11.05906	$11.39058	707,805
01/01/2017 to 12/31/2017	$11.39058	$12.51541	741,717
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.92153	$12.86487	6,922
01/01/2009 to 12/31/2009	$12.86487	$15.96797	119,783
01/01/2010 to 12/31/2010	$15.96797	$19.80718	141,186
01/01/2011 to 12/31/2011	$19.80718	$19.63424	131,120
01/01/2012 to 12/31/2012	$19.63424	$22.22575	140,378
01/01/2013 to 12/31/2013	$22.22575	$30.18919	163,393
01/01/2014 to 12/31/2014	$30.18919	$31.66647	149,847
01/01/2015 to 12/31/2015	$31.66647	$29.28312	115,008
01/01/2016 to 12/31/2016	$29.28312	$35.62177	94,067
01/01/2017 to 12/31/2017	$35.62177	$39.10649	88,679
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.24470	$10.27598	7,140,857
01/01/2009 to 12/31/2009	$10.27598	$10.07959	12,146,856
01/01/2010 to 12/31/2010	$10.07959	$9.86536	6,882,027
01/01/2011 to 12/31/2011	$9.86536	$9.65581	5,117,204
01/01/2012 to 12/31/2012	$9.65581	$9.44866	4,297,530
01/01/2013 to 12/31/2013	$9.44866	$9.24557	2,996,051
01/01/2014 to 12/31/2014	$9.24557	$9.04679	2,433,060
01/01/2015 to 12/31/2015	$9.04679	$8.85224	1,874,405
01/01/2016 to 12/31/2016	$8.85224	$8.66243	1,494,779
01/01/2017 to 12/31/2017	$8.66243	$8.50568	1,142,626
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$14.21476	$10.35620	622,659
01/01/2009 to 12/31/2009	$10.35620	$13.73645	1,143,871
01/01/2010 to 12/31/2010	$13.73645	$15.25574	1,009,792
01/01/2011 to 12/31/2011	$15.25574	$15.40203	835,410
01/01/2012 to 12/31/2012	$15.40203	$17.16134	793,565
01/01/2013 to 12/31/2013	$17.16134	$17.99816	714,730
01/01/2014 to 12/31/2014	$17.99816	$18.06183	329,325
01/01/2015 to 12/31/2015	$18.06183	$17.04372	247,952
01/01/2016 to 12/31/2016	$17.04372	$19.24595	291,417
01/01/2017 to 12/31/2017	$19.24595	$20.24049	186,252
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.03730	$8.60887	559,310
01/01/2009 to 12/31/2009	$8.60887	$10.06096	809,232
01/01/2010 to 12/31/2010	$10.06096	$11.14024	664,968
01/01/2011 to 12/31/2011	$11.14024	$10.44497	452,521
01/01/2012 to 12/31/2012	$10.44497	$11.94590	468,308
01/01/2013 to 12/31/2013	$11.94590	$16.34864	481,548
01/01/2014 to 12/31/2014	$16.34864	$18.19626	457,496
01/01/2015 to 12/31/2015	$18.19626	$16.40984	332,074
01/01/2016 to 12/31/2016	$16.40984	$19.25114	279,173
01/01/2017 to 12/31/2017	$19.25114	$22.45406	247,161

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$23.80134	$11.59026	1,096,351
01/01/2009 to 12/31/2009	$11.59026	$15.34336	1,343,040
01/01/2010 to 12/31/2010	$15.34336	$17.19025	1,165,465
01/01/2011 to 12/31/2011	$17.19025	$14.64711	805,165
01/01/2012 to 12/31/2012	$14.64711	$17.25067	743,683
01/01/2013 to 12/31/2013	$17.25067	$20.09664	761,146
01/01/2014 to 12/31/2014	$20.09664	$18.57813	638,885
01/01/2015 to 12/31/2015	$18.57813	$18.75103	441,500
01/01/2016 to 12/31/2016	$18.75103	$17.65564	394,321
01/01/2017 to 12/31/2017	$17.65564	$23.39779	357,083
AST International Value Portfolio
01/01/2008 to 12/31/2008	$24.29511	$13.31167	324,862
01/01/2009 to 12/31/2009	$13.31167	$16.99807	489,840
01/01/2010 to 12/31/2010	$16.99807	$18.47627	430,398
01/01/2011 to 12/31/2011	$18.47627	$15.81061	259,005
01/01/2012 to 12/31/2012	$15.81061	$18.05020	242,791
01/01/2013 to 12/31/2013	$18.05020	$21.10059	231,907
01/01/2014 to 12/31/2014	$21.10059	$19.26279	178,589
01/01/2015 to 12/31/2015	$19.26279	$19.00264	158,158
01/01/2016 to 12/31/2016	$19.00264	$18.70301	146,507
01/01/2017 to 12/31/2017	$18.70301	$22.47728	111,572
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99822	$10.68165	13,968,463
01/01/2009 to 12/31/2009	$10.68165	$11.63354	5,281,251
01/01/2010 to 12/31/2010	$11.63354	$12.61412	2,953,841
01/01/2011 to 12/31/2011	$12.61412	$13.87951	10,354,266
01/01/2012 to 12/31/2012	$13.87951	$14.85750	6,108,441
01/01/2013 to 12/31/2013	$14.85750	$14.07546	3,163,103
01/01/2014 to 12/31/2014	$14.07546	$14.69965	2,859,423
01/01/2015 to 12/31/2015	$14.69965	$14.55234	5,533,556
01/01/2016 to 12/31/2016	$14.55234	$14.83883	6,047,982
01/01/2017 to 12/31/2017	$14.83883	$15.14675	4,022,810
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.18268	$6.90443	251,869
01/01/2009 to 12/31/2009	$6.90443	$8.55762	1,369,348
01/01/2010 to 12/31/2010	$8.55762	$9.53072	1,265,070
01/01/2011 to 12/31/2011	$9.53072	$9.27296	1,022,423
01/01/2012 to 12/31/2012	$9.27296	$10.30576	1,012,823
01/01/2013 to 12/31/2013	$10.30576	$11.72611	910,867
01/01/2014 to 12/31/2014	$11.72611	$12.20436	865,421
01/01/2015 to 12/31/2015	$12.20436	$11.81687	764,920
01/01/2016 to 12/31/2016	$11.81687	$12.16665	679,107
01/01/2017 to 12/31/2017	$12.16665	$13.92460	667,302
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.36636	$11.68150	239,108
01/01/2009 to 12/31/2009	$11.68150	$15.53165	435,574
01/01/2010 to 12/31/2010	$15.53165	$16.28759	350,543
01/01/2011 to 12/31/2011	$16.28759	$14.47950	217,032
01/01/2012 to 12/31/2012	$14.47950	$17.27184	215,216
01/01/2013 to 12/31/2013	$17.27184	$19.49674	172,676
01/01/2014 to 12/31/2014	$19.49674	$17.86313	151,899
01/01/2015 to 12/31/2015	$17.86313	$16.99054	117,459
01/01/2016 to 12/31/2016	$16.99054	$16.94732	93,040
01/01/2017 to 12/31/2017	$16.94732	$21.49833	83,651

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$14.33321	$11.55426	2,054,413
01/01/2009 to 12/31/2009	$11.55426	$13.79540	3,266,838
01/01/2010 to 12/31/2010	$13.79540	$14.48691	2,933,444
01/01/2011 to 12/31/2011	$14.48691	$14.20908	2,229,285
01/01/2012 to 12/31/2012	$14.20908	$15.39349	2,080,207
01/01/2013 to 12/31/2013	$15.39349	$16.72439	1,918,532
01/01/2014 to 12/31/2014	$16.72439	$17.25648	1,799,880
01/01/2015 to 12/31/2015	$17.25648	$16.85472	1,516,718
01/01/2016 to 12/31/2016	$16.85472	$17.12617	1,268,649
01/01/2017 to 12/31/2017	$17.12617	$18.79383	1,033,657
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08360	$10.28372	7,486
01/01/2010 to 12/31/2010	$10.28372	$11.20148	32,266
01/01/2011 to 12/31/2011	$11.20148	$11.03366	28,245
01/01/2012 to 12/31/2012	$11.03366	$12.43584	97,638
01/01/2013 to 12/31/2013	$12.43584	$16.60948	73,922
01/01/2014 to 12/31/2014	$16.60948	$17.79711	109,154
01/01/2015 to 12/31/2015	$17.79711	$19.26649	143,786
01/01/2016 to 12/31/2016	$19.26649	$18.57704	86,621
01/01/2017 to 12/31/2017	$18.57704	$24.69234	86,929
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.12452	$9.44014	2,340,994
01/01/2009 to 12/31/2009	$9.44014	$11.98608	3,090,079
01/01/2010 to 12/31/2010	$11.98608	$14.04512	2,616,084
01/01/2011 to 12/31/2011	$14.04512	$13.61807	1,771,437
01/01/2012 to 12/31/2012	$13.61807	$14.95931	1,622,946
01/01/2013 to 12/31/2013	$14.95931	$19.99693	1,428,066
01/01/2014 to 12/31/2014	$19.99693	$21.63923	1,167,163
01/01/2015 to 12/31/2015	$21.63923	$23.30668	752,150
01/01/2016 to 12/31/2016	$23.30668	$24.07854	648,696
01/01/2017 to 12/31/2017	$24.07854	$31.33559	492,333
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.78968	$10.35557	651,707
01/01/2009 to 12/31/2009	$10.35557	$13.63954	996,731
01/01/2010 to 12/31/2010	$13.63954	$15.13682	854,023
01/01/2011 to 12/31/2011	$15.13682	$16.31860	787,437
01/01/2012 to 12/31/2012	$16.31860	$16.91410	702,329
01/01/2013 to 12/31/2013	$16.91410	$16.21937	604,790
01/01/2014 to 12/31/2014	$16.21937	$16.88463	497,710
01/01/2015 to 12/31/2015	$16.88463	$16.42513	402,557
01/01/2016 to 12/31/2016	$16.42513	$16.49106	416,553
01/01/2017 to 12/31/2017	$16.49106	$16.67860	382,935
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$19.48411	$12.58461	165,007
01/01/2009 to 12/31/2009	$12.58461	$16.19386	276,351
01/01/2010 to 12/31/2010	$16.19386	$17.75478	238,050
01/01/2011 to 12/31/2011	$17.75478	$16.82940	179,604
01/01/2012 to 12/31/2012	$16.82940	$20.26745	201,263
01/01/2013 to 12/31/2013	$20.26745	$25.31230	217,101
01/01/2014 to 12/31/2014	$25.31230	$25.66731	196,242
01/01/2015 to 12/31/2015	$25.66731	$24.74747	176,751
01/01/2016 to 12/31/2016	$24.74747	$25.93882	149,000
01/01/2017 to 12/31/2017	$25.93882	$31.43403	135,187

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.49937	$9.66010	309,485
01/01/2009 to 12/31/2009	$9.66010	$11.74973	473,501
01/01/2010 to 12/31/2010	$11.74973	$12.96707	467,321
01/01/2011 to 12/31/2011	$12.96707	$12.61336	363,909
01/01/2012 to 12/31/2012	$12.61336	$14.45033	369,347
01/01/2013 to 12/31/2013	$14.45033	$19.32993	344,487
01/01/2014 to 12/31/2014	$19.32993	$20.56181	284,045
01/01/2015 to 12/31/2015	$20.56181	$21.57429	220,017
01/01/2016 to 12/31/2016	$21.57429	$21.51500	197,275
01/01/2017 to 12/31/2017	$21.51500	$27.51896	152,797
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	2,723
01/01/2013 to 12/31/2013	$10.17752	$13.39500	15,752
01/01/2014 to 12/31/2014	$13.39500	$14.44620	23,588
01/01/2015 to 12/31/2015	$14.44620	$14.03334	35,881
01/01/2016 to 12/31/2016	$14.03334	$15.57875	66,438
01/01/2017 to 12/31/2017	$15.57875	$17.88822	54,325
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02812	$10.06193	31,696
01/01/2012 to 12/31/2012	$10.06193	$10.32505	81,886
01/01/2013 to 12/31/2013	$10.32505	$9.81689	58,909
01/01/2014 to 12/31/2014	$9.81689	$10.10066	73,432
01/01/2015 to 10/16/2015	$10.10066	$10.03297	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.44671	$11.36710	304,442
01/01/2009 to 12/31/2009	$11.36710	$14.43607	376,081
01/01/2010 to 12/31/2010	$14.43607	$18.17672	362,937
01/01/2011 to 12/31/2011	$18.17672	$18.08657	240,513
01/01/2012 to 12/31/2012	$18.08657	$19.88845	220,903
01/01/2013 to 12/31/2013	$19.88845	$25.80736	215,573
01/01/2014 to 12/31/2014	$25.80736	$27.25742	185,557
01/01/2015 to 10/16/2015	$27.25742	$27.83838	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.06258	$10.15552	53,502
01/01/2009 to 12/31/2009	$10.15552	$12.17934	96,674
01/01/2010 to 12/31/2010	$12.17934	$14.33305	103,481
01/01/2011 to 04/29/2011	$14.33305	$16.05015	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.18350	$10.83829	615,887
01/01/2009 to 12/31/2009	$10.83829	$14.91583	838,895
01/01/2010 to 12/31/2010	$14.91583	$18.01585	700,594
01/01/2011 to 12/31/2011	$18.01585	$17.19112	464,573
01/01/2012 to 12/31/2012	$17.19112	$19.70215	429,488
01/01/2013 to 12/31/2013	$19.70215	$27.37734	444,297
01/01/2014 to 12/31/2014	$27.37734	$30.60632	352,321
01/01/2015 to 12/31/2015	$30.60632	$28.26005	257,291
01/01/2016 to 12/31/2016	$28.26005	$32.69519	210,504
01/01/2017 to 12/31/2017	$32.69519	$36.40592	194,207
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	340,875
01/01/2013 to 12/31/2013	$10.28812	$11.97118	346,152
01/01/2014 to 12/31/2014	$11.97118	$12.31571	281,320
01/01/2015 to 12/31/2015	$12.31571	$11.90126	269,136
01/01/2016 to 12/31/2016	$11.90126	$12.14926	221,853
01/01/2017 to 12/31/2017	$12.14926	$13.84950	200,465

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10096	$5.56097	10,522
01/01/2009 to 12/31/2009	$5.56097	$9.06077	421,170
01/01/2010 to 12/31/2010	$9.06077	$10.84055	542,394
01/01/2011 to 12/31/2011	$10.84055	$8.45734	417,963
01/01/2012 to 12/31/2012	$8.45734	$9.75894	385,386
01/01/2013 to 12/31/2013	$9.75894	$9.57045	399,597
01/01/2014 to 12/31/2014	$9.57045	$8.92619	396,551
01/01/2015 to 12/31/2015	$8.92619	$7.27327	276,977
01/01/2016 to 12/31/2016	$7.27327	$7.99708	294,351
01/01/2017 to 12/31/2017	$7.99708	$9.88985	291,613
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.27488	$8.88269	4,479,321
01/01/2009 to 12/31/2009	$8.88269	$10.43345	6,348,245
01/01/2010 to 12/31/2010	$10.43345	$11.28844	6,327,981
01/01/2011 to 12/31/2011	$11.28844	$11.15610	5,779,801
01/01/2012 to 12/31/2012	$11.15610	$12.04835	5,731,747
01/01/2013 to 12/31/2013	$12.04835	$12.87537	5,144,078
01/01/2014 to 12/31/2014	$12.87537	$13.32619	4,225,182
01/01/2015 to 12/31/2015	$13.32619	$13.05846	3,572,301
01/01/2016 to 12/31/2016	$13.05846	$13.48444	3,175,800
01/01/2017 to 12/31/2017	$13.48444	$14.53209	2,819,311
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	8,347
01/01/2012 to 12/31/2012	$10.06185	$10.54515	55,118
01/01/2013 to 12/31/2013	$10.54515	$10.07983	62,739
01/01/2014 to 12/31/2014	$10.07983	$10.46093	257,118
01/01/2015 to 12/31/2015	$10.46093	$10.20855	197,638
01/01/2016 to 12/31/2016	$10.20855	$10.41006	206,182
01/01/2017 to 12/31/2017	$10.41006	$10.76453	169,754
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.38060	$6.60226	3,477,332
01/01/2009 to 12/31/2009	$6.60226	$8.13842	8,618,334
01/01/2010 to 12/31/2010	$8.13842	$9.47818	9,260,878
01/01/2011 to 12/31/2011	$9.47818	$8.69836	6,193,017
01/01/2012 to 12/31/2012	$8.69836	$9.61078	6,530,921
01/01/2013 to 12/31/2013	$9.61078	$11.00548	6,572,365
01/01/2014 to 12/31/2014	$11.00548	$11.75933	6,325,117
01/01/2015 to 12/31/2015	$11.75933	$11.43596	6,390,697
01/01/2016 to 12/31/2016	$11.43596	$12.32029	5,496,460
01/01/2017 to 12/31/2017	$12.32029	$13.99675	5,520,378
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.63632	0
01/01/2014 to 12/31/2014	$11.63632	$13.12159	251
01/01/2015 to 12/31/2015	$13.12159	$13.03768	0
01/01/2016 to 12/31/2016	$13.03768	$14.14300	1,700
01/01/2017 to 12/31/2017	$14.14300	$16.80320	1,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$14.65952	$8.79038	159,115
01/01/2009 to 12/31/2009	$8.79038	$10.47854	205,387
01/01/2010 to 12/31/2010	$10.47854	$11.79647	174,362
01/01/2011 to 12/31/2011	$11.79647	$11.94238	171,366
01/01/2012 to 12/31/2012	$11.94238	$13.88258	220,342
01/01/2013 to 12/31/2013	$13.88258	$17.98926	206,431
01/01/2014 to 12/31/2014	$17.98926	$20.63260	188,800
01/01/2015 to 12/31/2015	$20.63260	$20.81074	178,018
01/01/2016 to 12/31/2016	$20.81074	$23.38772	148,951
01/01/2017 to 12/31/2017	$23.38772	$27.97879	105,023
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	3,198
01/01/2014 to 12/31/2014	$11.76164	$12.25695	14,051
01/01/2015 to 12/31/2015	$12.25695	$12.01147	55,490
01/01/2016 to 12/31/2016	$12.01147	$12.49686	43,785
01/01/2017 to 12/31/2017	$12.49686	$14.45338	20,898
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.03307	$7.11184	771,867
01/01/2009 to 12/31/2009	$7.11184	$8.58661	1,946,286
01/01/2010 to 12/31/2010	$8.58661	$9.40344	2,133,092
01/01/2011 to 12/31/2011	$9.40344	$9.03451	1,831,386
01/01/2012 to 12/31/2012	$9.03451	$9.74896	1,830,001
01/01/2013 to 12/31/2013	$9.74896	$10.72601	1,750,320
01/01/2014 to 12/31/2014	$10.72601	$11.03486	1,562,969
01/01/2015 to 12/31/2015	$11.03486	$10.77967	1,579,377
01/01/2016 to 12/31/2016	$10.77967	$11.05624	1,363,582
01/01/2017 to 12/31/2017	$11.05624	$12.57540	1,145,837
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.49921	$7.29003	422,681
01/01/2009 to 12/31/2009	$7.29003	$9.04861	966,276
01/01/2010 to 12/31/2010	$9.04861	$10.12410	1,357,669
01/01/2011 to 12/31/2011	$10.12410	$9.67017	813,609
01/01/2012 to 12/31/2012	$9.67017	$10.96673	1,086,772
01/01/2013 to 12/31/2013	$10.96673	$12.66903	1,269,576
01/01/2014 to 12/31/2014	$12.66903	$13.07016	1,218,002
01/01/2015 to 12/31/2015	$13.07016	$12.71973	1,843,835
01/01/2016 to 12/31/2016	$12.71973	$13.29552	1,438,061
01/01/2017 to 04/28/2017	$13.29552	$13.80733	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$14.47086	$9.88454	419,069
01/01/2009 to 12/31/2009	$9.88454	$12.32348	1,149,241
01/01/2010 to 12/31/2010	$12.32348	$13.48302	1,511,017
01/01/2011 to 12/31/2011	$13.48302	$12.74761	1,146,269
01/01/2012 to 12/31/2012	$12.74761	$13.86231	1,211,008
01/01/2013 to 12/31/2013	$13.86231	$15.51770	1,027,105
01/01/2014 to 12/31/2014	$15.51770	$15.64511	922,328
01/01/2015 to 10/16/2015	$15.64511	$15.15585	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.34789	$13.86628	426,639
01/01/2009 to 12/31/2009	$13.86628	$17.99986	521,277
01/01/2010 to 12/31/2010	$17.99986	$23.34559	423,460
01/01/2011 to 12/31/2011	$23.34559	$19.84901	324,222
01/01/2012 to 12/31/2012	$19.84901	$23.32023	310,819
01/01/2013 to 12/31/2013	$23.32023	$32.13192	250,923
01/01/2014 to 12/31/2014	$32.13192	$32.99461	213,264
01/01/2015 to 12/31/2015	$32.99461	$32.71617	151,066
01/01/2016 to 12/31/2016	$32.71617	$34.47915	125,354
01/01/2017 to 12/31/2017	$34.47915	$43.08271	122,355
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.06513	$8.94565	135,744
01/01/2009 to 12/31/2009	$8.94565	$11.72139	186,730
01/01/2010 to 12/31/2010	$11.72139	$15.64663	264,893
01/01/2011 to 12/31/2011	$15.64663	$15.16083	182,093
01/01/2012 to 12/31/2012	$15.16083	$16.64058	172,270
01/01/2013 to 12/31/2013	$16.64058	$22.01020	200,610
01/01/2014 to 12/31/2014	$22.01020	$22.35954	174,707
01/01/2015 to 12/31/2015	$22.35954	$22.05074	155,185
01/01/2016 to 12/31/2016	$22.05074	$24.18356	120,945
01/01/2017 to 12/31/2017	$24.18356	$29.32483	98,559
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.27224	$11.87811	759,534
01/01/2009 to 12/31/2009	$11.87811	$14.76098	1,180,211
01/01/2010 to 12/31/2010	$14.76098	$18.19847	935,910
01/01/2011 to 12/31/2011	$18.19847	$16.74344	565,384
01/01/2012 to 12/31/2012	$16.74344	$19.35820	534,857
01/01/2013 to 12/31/2013	$19.35820	$26.02684	476,457
01/01/2014 to 12/31/2014	$26.02684	$26.80905	347,094
01/01/2015 to 12/31/2015	$26.80905	$25.10205	224,932
01/01/2016 to 12/31/2016	$25.10205	$31.73706	197,007
01/01/2017 to 12/31/2017	$31.73706	$33.33826	151,737
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$15.42097	$11.17439	1,812,333
01/01/2009 to 12/31/2009	$11.17439	$13.57347	2,721,144
01/01/2010 to 12/31/2010	$13.57347	$14.81374	2,846,224
01/01/2011 to 12/31/2011	$14.81374	$14.78340	2,423,191
01/01/2012 to 12/31/2012	$14.78340	$16.41740	2,595,791
01/01/2013 to 12/31/2013	$16.41740	$18.76871	2,595,416
01/01/2014 to 12/31/2014	$18.76871	$19.44503	2,433,556
01/01/2015 to 12/31/2015	$19.44503	$19.03498	2,805,245
01/01/2016 to 12/31/2016	$19.03498	$20.03195	2,446,920
01/01/2017 to 12/31/2017	$20.03195	$22.62276	2,074,651
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.31458	$9.27710	436,312
01/01/2009 to 12/31/2009	$9.27710	$11.23781	636,029
01/01/2010 to 12/31/2010	$11.23781	$12.45263	555,205
01/01/2011 to 12/31/2011	$12.45263	$11.98552	397,607
01/01/2012 to 12/31/2012	$11.98552	$13.75056	409,713
01/01/2013 to 12/31/2013	$13.75056	$17.44917	398,433
01/01/2014 to 12/31/2014	$17.44917	$18.34911	319,827
01/01/2015 to 10/16/2015	$18.34911	$16.94318	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.58615	$8.48227	588,798
01/01/2009 to 12/31/2009	$8.48227	$12.72990	837,581
01/01/2010 to 12/31/2010	$12.72990	$14.42576	711,463
01/01/2011 to 12/31/2011	$14.42576	$13.87680	598,916
01/01/2012 to 12/31/2012	$13.87680	$15.96548	653,972
01/01/2013 to 12/31/2013	$15.96548	$22.50036	628,642
01/01/2014 to 12/31/2014	$22.50036	$23.85412	505,132
01/01/2015 to 12/31/2015	$23.85412	$25.57821	425,037
01/01/2016 to 12/31/2016	$25.57821	$25.70500	323,916
01/01/2017 to 12/31/2017	$25.70500	$34.68387	272,052
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$18.02194	$11.05634	329,004
01/01/2009 to 12/31/2009	$11.05634	$12.79408	374,919
01/01/2010 to 12/31/2010	$12.79408	$14.07680	310,453
01/01/2011 to 12/31/2011	$14.07680	$13.70691	284,321
01/01/2012 to 12/31/2012	$13.70691	$15.20931	270,868
01/01/2013 to 12/31/2013	$15.20931	$20.03612	226,230
01/01/2014 to 12/31/2014	$20.03612	$19.91077	175,683
01/01/2015 to 12/31/2015	$19.91077	$18.30129	135,562
01/01/2016 to 12/31/2016	$18.30129	$19.00637	114,607
01/01/2017 to 12/31/2017	$19.00637	$21.67741	94,653
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$35.08063	$17.16721	185,922
01/01/2009 to 12/31/2009	$17.16721	$25.08797	470,364
01/01/2010 to 12/31/2010	$25.08797	$29.57006	467,764
01/01/2011 to 12/31/2011	$29.57006	$24.61857	319,269
01/01/2012 to 12/31/2012	$24.61857	$24.95964	303,164
01/01/2013 to 12/31/2013	$24.95964	$28.17955	235,730
01/01/2014 to 12/31/2014	$28.17955	$25.26809	196,542
01/01/2015 to 12/31/2015	$25.26809	$19.96426	140,538
01/01/2016 to 12/31/2016	$19.96426	$24.34481	128,301
01/01/2017 to 12/31/2017	$24.34481	$26.27827	97,713
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.61889	$12.04691	593,325
01/01/2009 to 12/31/2009	$12.04691	$13.21613	931,833
01/01/2010 to 12/31/2010	$13.21613	$13.67486	877,297
01/01/2011 to 12/31/2011	$13.67486	$13.93322	616,898
01/01/2012 to 12/31/2012	$13.93322	$14.34570	585,779
01/01/2013 to 12/31/2013	$14.34570	$13.51042	558,234
01/01/2014 to 12/31/2014	$13.51042	$13.29354	435,005
01/01/2015 to 12/31/2015	$13.29354	$12.40697	294,820
01/01/2016 to 12/31/2016	$12.40697	$12.66981	259,341
01/01/2017 to 12/31/2017	$12.66981	$12.65115	262,980
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.46024	$10.57087	188,007
01/01/2009 to 12/31/2009	$10.57087	$14.36588	185,529
01/01/2010 to 12/31/2010	$14.36588	$17.37591	200,372
01/01/2011 to 12/31/2011	$17.37591	$16.41602	140,968
01/01/2012 to 12/31/2012	$16.41602	$19.01987	139,599
01/01/2013 to 12/31/2013	$19.01987	$24.64403	117,259
01/01/2014 to 12/31/2014	$24.64403	$27.72396	103,642
01/01/2015 to 12/31/2015	$27.72396	$25.33514	85,935
01/01/2016 to 12/31/2016	$25.33514	$28.26141	67,319
01/01/2017 to 12/31/2017	$28.26141	$32.78018	37,282

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.12641	$6.84303	983,664
01/01/2009 to 12/31/2009	$6.84303	$8.59964	1,421,700
01/01/2010 to 12/31/2010	$8.59964	$9.64650	1,141,965
01/01/2011 to 12/31/2011	$9.64650	$9.11319	1,114,360
01/01/2012 to 12/31/2012	$9.11319	$9.89850	1,073,565
01/01/2013 to 12/31/2013	$9.89850	$11.67166	1,163,032
01/01/2014 to 12/31/2014	$11.67166	$12.04945	1,136,972
01/01/2015 to 12/31/2015	$12.04945	$11.71577	970,946
01/01/2016 to 12/31/2016	$11.71577	$12.21235	713,222
01/01/2017 to 12/31/2017	$12.21235	$13.57502	501,011
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97323	$9.25024	483,723
01/01/2009 to 12/31/2009	$9.25024	$10.10405	1,027,692
01/01/2010 to 12/31/2010	$10.10405	$10.65780	827,868
01/01/2011 to 12/31/2011	$10.65780	$11.05729	856,005
01/01/2012 to 12/31/2012	$11.05729	$11.66876	921,389
01/01/2013 to 12/31/2013	$11.66876	$11.24755	742,274
01/01/2014 to 12/31/2014	$11.24755	$11.79785	845,940
01/01/2015 to 12/31/2015	$11.79785	$11.68700	751,937
01/01/2016 to 12/31/2016	$11.68700	$12.02529	715,196
01/01/2017 to 12/31/2017	$12.02529	$12.50967	670,907
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.45430	$7.74994	45,937
01/01/2009 to 12/31/2009	$7.74994	$10.59982	124,746
01/01/2010 to 07/16/2010	$10.59982	$10.35146	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$22.87795	$13.09830	129,942
01/01/2009 to 12/31/2009	$13.09830	$14.86027	123,833
01/01/2010 to 07/16/2010	$14.86027	$14.07762	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$15.95185	$11.36352	19,835
01/01/2009 to 12/31/2009	$11.36352	$16.00826	56,730
01/01/2010 to 07/16/2010	$16.00826	$14.91396	0
First Trust Target Focus Four Portfolio
01/28/2008* to 12/31/2008	$10.20976	$6.08654	78,111
01/01/2009 to 12/31/2009	$6.08654	$7.67046	102,158
01/01/2010 to 12/31/2010	$7.67046	$8.93105	89,051
01/01/2011 to 12/31/2011	$8.93105	$7.78589	67,825
01/01/2012 to 12/31/2012	$7.78589	$8.67187	48,326
01/01/2013 to 12/31/2013	$8.67187	$11.12253	41,004
01/01/2014 to 04/25/2014	$11.12253	$11.44854	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07797	$6.62015	877,621
01/01/2009 to 12/31/2009	$6.62015	$8.42542	2,381,261
01/01/2010 to 12/31/2010	$8.42542	$9.08862	2,444,932
01/01/2011 to 12/31/2011	$9.08862	$8.74497	1,956,175
01/01/2012 to 09/21/2012	$8.74497	$9.76101	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$19.12496	$10.70737	258,000
01/01/2009 to 12/31/2009	$10.70737	$14.77949	290,958
01/01/2010 to 12/31/2010	$14.77949	$15.86814	236,749
01/01/2011 to 12/31/2011	$15.86814	$14.36406	186,197
01/01/2012 to 12/31/2012	$14.36406	$17.62016	202,106
01/01/2013 to 12/31/2013	$17.62016	$19.71463	179,970
01/01/2014 to 04/25/2014	$19.71463	$19.26380	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03258	$8.14106	24,639
01/01/2012 to 04/27/2012	$8.14106	$9.21363	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99283	$9.09048	33,662
01/01/2012 to 12/31/2012	$9.09048	$10.56008	53,507
01/01/2013 to 12/31/2013	$10.56008	$13.54011	54,173
01/01/2014 to 12/31/2014	$13.54011	$14.94858	58,829
01/01/2015 to 12/31/2015	$14.94858	$14.92944	53,325
01/01/2016 to 12/31/2016	$14.92944	$16.77345	54,747
01/01/2017 to 12/31/2017	$16.77345	$17.82122	26,803
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$19.60624	$9.96050	21,745
01/01/2009 to 12/31/2009	$9.96050	$13.88305	32,801
01/01/2010 to 12/31/2010	$13.88305	$16.82126	30,841
01/01/2011 to 04/29/2011	$16.82126	$18.70269	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$12.01675	$4.76820	35,701
01/01/2009 to 12/31/2009	$4.76820	$5.94527	101,097
01/01/2010 to 12/31/2010	$5.94527	$6.41772	79,159
01/01/2011 to 04/29/2011	$6.41772	$6.75894	0
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$14.92806	$10.42625	59,419
01/01/2009 to 12/31/2009	$10.42625	$13.02565	58,427
01/01/2010 to 12/31/2010	$13.02565	$13.42034	84,235
01/01/2011 to 12/31/2011	$13.42034	$13.65112	61,099
01/01/2012 to 12/31/2012	$13.65112	$16.14846	69,064
01/01/2013 to 12/31/2013	$16.14846	$22.20776	69,486
01/01/2014 to 12/31/2014	$22.20776	$26.00463	101,107
01/01/2015 to 12/31/2015	$26.00463	$26.25032	84,679
01/01/2016 to 12/31/2016	$26.25032	$22.74332	48,008
01/01/2017 to 12/31/2017	$22.74332	$25.77808	19,276
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04978	$9.73208	21,962
01/01/2013 to 12/31/2013	$9.73208	$13.04783	21,301
01/01/2014 to 12/31/2014	$13.04783	$13.79343	40,188
01/01/2015 to 12/31/2015	$13.79343	$13.65965	37,566
01/01/2016 to 12/31/2016	$13.65965	$13.46768	28,377
01/01/2017 to 12/31/2017	$13.46768	$16.14319	27,092
Invesco V.I. Technology Fund - Series I
06/30/2008* to 12/31/2008	$9.92337	$6.20278	0
01/01/2009 to 12/31/2009	$6.20278	$9.55327	0
01/01/2010 to 12/31/2010	$9.55327	$11.33979	0
01/01/2011 to 12/31/2011	$11.33979	$10.53558	0
01/01/2012 to 12/31/2012	$10.53558	$11.47129	0
01/01/2013 to 12/31/2013	$11.47129	$14.04713	0
01/01/2014 to 12/31/2014	$14.04713	$15.26425	0
01/01/2015 to 12/31/2015	$15.26425	$15.95400	0
01/01/2016 to 12/31/2016	$15.95400	$15.49386	0
01/01/2017 to 12/31/2017	$15.49386	$20.48874	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$43.28156	$17.84546	161,242
01/01/2009 to 12/31/2009	$17.84546	$28.32817	348,984
01/01/2010 to 12/31/2010	$28.32817	$32.19406	308,049
01/01/2011 to 12/31/2011	$32.19406	$24.44430	128,444
01/01/2012 to 12/31/2012	$24.44430	$27.93173	145,974
01/01/2013 to 12/31/2013	$27.93173	$27.34001	116,896
01/01/2014 to 12/31/2014	$27.34001	$25.18774	67,320
01/01/2015 to 12/31/2015	$25.18774	$20.62383	53,052
01/01/2016 to 08/05/2016	$20.62383	$22.52509	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12632	$9.70945	89,513
01/01/2017 to 12/31/2017	$9.70945	$13.40598	70,366
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$35.68683	$17.17158	90,522
01/01/2009 to 12/31/2009	$17.17158	$25.90947	127,825
01/01/2010 to 12/31/2010	$25.90947	$28.87861	92,019
01/01/2011 to 12/31/2011	$28.87861	$20.62957	64,537
01/01/2012 to 12/31/2012	$20.62957	$23.30892	66,234
01/01/2013 to 12/31/2013	$23.30892	$26.22278	50,852
01/01/2014 to 12/31/2014	$26.22278	$25.25635	34,582
01/01/2015 to 12/31/2015	$25.25635	$22.39516	30,174
01/01/2016 to 12/31/2016	$22.39516	$22.05533	17,695
01/01/2017 to 12/31/2017	$22.05533	$28.67871	14,882
ProFund VP Banks
01/01/2008 to 12/31/2008	$11.01335	$5.72012	39,652
01/01/2009 to 12/31/2009	$5.72012	$5.35957	84,204
01/01/2010 to 12/31/2010	$5.35957	$5.68154	36,185
01/01/2011 to 12/31/2011	$5.68154	$4.07217	20,307
01/01/2012 to 12/31/2012	$4.07217	$5.31544	34,087
01/01/2013 to 12/31/2013	$5.31544	$6.94133	30,523
01/01/2014 to 12/31/2014	$6.94133	$7.49689	19,973
01/01/2015 to 12/31/2015	$7.49689	$7.30387	16,480
01/01/2016 to 12/31/2016	$7.30387	$8.80749	34,184
01/01/2017 to 12/31/2017	$8.80749	$10.16308	35,505
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$20.79358	$9.88298	122,938
01/01/2009 to 12/31/2009	$9.88298	$15.70221	184,067
01/01/2010 to 12/31/2010	$15.70221	$19.92766	143,104
01/01/2011 to 12/31/2011	$19.92766	$16.35027	76,813
01/01/2012 to 12/31/2012	$16.35027	$17.35552	61,895
01/01/2013 to 12/31/2013	$17.35552	$20.11281	59,349
01/01/2014 to 12/31/2014	$20.11281	$20.01213	31,381
01/01/2015 to 12/31/2015	$20.01213	$16.85543	24,027
01/01/2016 to 12/31/2016	$16.85543	$19.54386	20,536
01/01/2017 to 12/31/2017	$19.54386	$23.51562	14,774

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2008 to 12/31/2008	$5.64058	$7.72290	190,475
01/01/2009 to 12/31/2009	$7.72290	$5.45080	264,037
01/01/2010 to 12/31/2010	$5.45080	$4.38433	106,376
01/01/2011 to 12/31/2011	$4.38433	$3.90909	113,352
01/01/2012 to 12/31/2012	$3.90909	$3.19008	72,573
01/01/2013 to 12/31/2013	$3.19008	$2.29269	68,636
01/01/2014 to 12/31/2014	$2.29269	$1.92367	57,916
01/01/2015 to 12/31/2015	$1.92367	$1.78966	57,382
01/01/2016 to 12/31/2016	$1.78966	$1.52266	100,250
01/01/2017 to 12/31/2017	$1.52266	$1.22231	84,671
ProFund VP Bull
01/01/2008 to 12/31/2008	$14.44679	$8.81091	209,017
01/01/2009 to 12/31/2009	$8.81091	$10.72041	283,383
01/01/2010 to 12/31/2010	$10.72041	$11.80952	164,975
01/01/2011 to 12/31/2011	$11.80952	$11.55625	126,927
01/01/2012 to 12/31/2012	$11.55625	$12.87768	107,446
01/01/2013 to 12/31/2013	$12.87768	$16.35051	141,284
01/01/2014 to 12/31/2014	$16.35051	$17.83384	130,025
01/01/2015 to 12/31/2015	$17.83384	$17.37055	73,967
01/01/2016 to 12/31/2016	$17.37055	$18.64028	83,123
01/01/2017 to 12/31/2017	$18.64028	$21.76895	56,377
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$13.87510	$9.94990	27,004
01/01/2009 to 12/31/2009	$9.94990	$11.83570	34,468
01/01/2010 to 12/31/2010	$11.83570	$13.59211	64,627
01/01/2011 to 12/31/2011	$13.59211	$14.22436	29,587
01/01/2012 to 12/31/2012	$14.22436	$15.42930	39,678
01/01/2013 to 12/31/2013	$15.42930	$19.39335	53,737
01/01/2014 to 12/31/2014	$19.39335	$20.91725	24,739
01/01/2015 to 12/31/2015	$20.91725	$21.31976	26,727
01/01/2016 to 12/31/2016	$21.31976	$21.60186	11,677
01/01/2017 to 12/31/2017	$21.60186	$24.32117	9,768
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$11.23336	$7.54205	15,810
01/01/2009 to 12/31/2009	$7.54205	$9.65329	23,198
01/01/2010 to 12/31/2010	$9.65329	$11.46634	20,918
01/01/2011 to 12/31/2011	$11.46634	$11.83740	11,838
01/01/2012 to 12/31/2012	$11.83740	$14.14216	27,651
01/01/2013 to 12/31/2013	$14.14216	$19.35550	43,884
01/01/2014 to 12/31/2014	$19.35550	$21.29940	12,005
01/01/2015 to 12/31/2015	$21.29940	$21.81880	17,066
01/01/2016 to 12/31/2016	$21.81880	$22.24459	8,728
01/01/2017 to 12/31/2017	$22.24459	$25.76600	7,282
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$20.07104	$10.99668	59,698
01/01/2009 to 12/31/2009	$10.99668	$14.23514	48,736
01/01/2010 to 12/31/2010	$14.23514	$14.29614	29,674
01/01/2011 to 12/31/2011	$14.29614	$12.74623	16,176
01/01/2012 to 12/31/2012	$12.74623	$14.54132	35,882
01/01/2013 to 12/31/2013	$14.54132	$17.30737	32,504
01/01/2014 to 12/31/2014	$17.30737	$15.47073	44,881
01/01/2015 to 12/31/2015	$15.47073	$13.49126	46,100
01/01/2016 to 12/31/2016	$13.49126	$14.23296	39,552
01/01/2017 to 12/31/2017	$14.23296	$16.67336	34,177

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2008 to 12/31/2008	$12.39661	$5.99870	69,357
01/01/2009 to 12/31/2009	$5.99870	$6.75071	136,275
01/01/2010 to 12/31/2010	$6.75071	$7.32763	120,152
01/01/2011 to 12/31/2011	$7.32763	$6.17852	67,948
01/01/2012 to 12/31/2012	$6.17852	$7.54051	122,229
01/01/2013 to 12/31/2013	$7.54051	$9.74536	89,143
01/01/2014 to 12/31/2014	$9.74536	$10.76762	46,985
01/01/2015 to 12/31/2015	$10.76762	$10.37860	36,094
01/01/2016 to 12/31/2016	$10.37860	$11.71203	46,991
01/01/2017 to 12/31/2017	$11.71203	$13.54572	39,798
ProFund VP Health Care
01/01/2008 to 12/31/2008	$12.29688	$9.10918	92,336
01/01/2009 to 12/31/2009	$9.10918	$10.65645	81,010
01/01/2010 to 12/31/2010	$10.65645	$10.72403	75,184
01/01/2011 to 12/31/2011	$10.72403	$11.55511	61,783
01/01/2012 to 12/31/2012	$11.55511	$13.27406	71,876
01/01/2013 to 12/31/2013	$13.27406	$18.15294	61,836
01/01/2014 to 12/31/2014	$18.15294	$21.97236	148,164
01/01/2015 to 12/31/2015	$21.97236	$22.58000	131,056
01/01/2016 to 12/31/2016	$22.58000	$21.20018	89,176
01/01/2017 to 12/31/2017	$21.20018	$25.08521	56,843
ProFund VP Industrials
01/01/2008 to 12/31/2008	$16.99487	$9.89625	16,797
01/01/2009 to 12/31/2009	$9.89625	$12.01710	57,678
01/01/2010 to 12/31/2010	$12.01710	$14.55153	25,519
01/01/2011 to 12/31/2011	$14.55153	$13.98502	24,580
01/01/2012 to 12/31/2012	$13.98502	$15.84575	14,141
01/01/2013 to 12/31/2013	$15.84575	$21.42649	10,222
01/01/2014 to 12/31/2014	$21.42649	$22.13509	16,473
01/01/2015 to 12/31/2015	$22.13509	$20.91840	16,074
01/01/2016 to 12/31/2016	$20.91840	$24.06164	17,137
01/01/2017 to 12/31/2017	$24.06164	$28.81973	15,930
ProFund VP Japan
01/01/2008 to 12/31/2008	$17.66467	$10.22458	35,190
01/01/2009 to 12/31/2009	$10.22458	$11.03810	31,756
01/01/2010 to 12/31/2010	$11.03810	$10.09505	29,673
01/01/2011 to 12/31/2011	$10.09505	$8.04681	26,372
01/01/2012 to 12/31/2012	$8.04681	$9.68045	49,791
01/01/2013 to 12/31/2013	$9.68045	$14.04166	31,029
01/01/2014 to 12/31/2014	$14.04166	$14.18307	22,199
01/01/2015 to 12/31/2015	$14.18307	$14.68431	18,813
01/01/2016 to 12/31/2016	$14.68431	$14.42877	12,825
01/01/2017 to 12/31/2017	$14.42877	$16.72470	11,524
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.43746	$7.21636	72,487
01/01/2009 to 12/31/2009	$7.21636	$9.16080	90,675
01/01/2010 to 12/31/2010	$9.16080	$10.14566	75,262
01/01/2011 to 12/31/2011	$10.14566	$10.23876	65,725
01/01/2012 to 12/31/2012	$10.23876	$11.29232	61,765
01/01/2013 to 12/31/2013	$11.29232	$14.43814	50,588
01/01/2014 to 12/31/2014	$14.43814	$15.95415	67,666
01/01/2015 to 12/31/2015	$15.95415	$16.19767	47,572
01/01/2016 to 12/31/2016	$16.19767	$16.64529	26,227
01/01/2017 to 12/31/2017	$16.64529	$20.40809	16,278

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.88546	$6.92383	65,198
01/01/2009 to 12/31/2009	$6.92383	$8.09380	87,465
01/01/2010 to 12/31/2010	$8.09380	$8.94100	63,646
01/01/2011 to 12/31/2011	$8.94100	$8.63720	105,107
01/01/2012 to 12/31/2012	$8.63720	$9.75439	46,554
01/01/2013 to 12/31/2013	$9.75439	$12.39800	40,409
01/01/2014 to 12/31/2014	$12.39800	$13.40224	54,368
01/01/2015 to 12/31/2015	$13.40224	$12.49308	16,271
01/01/2016 to 12/31/2016	$12.49308	$14.11162	18,465
01/01/2017 to 12/31/2017	$14.11162	$15.66429	17,770
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$16.16422	$9.67794	37,211
01/01/2009 to 12/31/2009	$9.67794	$13.09851	57,593
01/01/2010 to 12/31/2010	$13.09851	$16.45947	125,676
01/01/2011 to 12/31/2011	$16.45947	$15.64013	66,754
01/01/2012 to 12/31/2012	$15.64013	$17.65706	62,357
01/01/2013 to 12/31/2013	$17.65706	$22.55162	76,336
01/01/2014 to 12/31/2014	$22.55162	$23.36679	55,337
01/01/2015 to 12/31/2015	$23.36679	$22.92927	41,905
01/01/2016 to 12/31/2016	$22.92927	$25.32663	46,740
01/01/2017 to 12/31/2017	$25.32663	$29.32074	30,125
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$17.53189	$10.92783	39,702
01/01/2009 to 12/31/2009	$10.92783	$13.99406	68,599
01/01/2010 to 12/31/2010	$13.99406	$16.49376	62,640
01/01/2011 to 12/31/2011	$16.49376	$15.50639	56,083
01/01/2012 to 12/31/2012	$15.50639	$17.68566	68,194
01/01/2013 to 12/31/2013	$17.68566	$22.87101	75,345
01/01/2014 to 12/31/2014	$22.87101	$24.65872	54,109
01/01/2015 to 12/31/2015	$24.65872	$22.14407	37,671
01/01/2016 to 12/31/2016	$22.14407	$26.94375	49,528
01/01/2017 to 12/31/2017	$26.94375	$29.16318	29,808
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$16.61168	$9.34870	70,464
01/01/2009 to 12/31/2009	$9.34870	$13.90539	56,305
01/01/2010 to 12/31/2010	$13.90539	$16.08916	44,490
01/01/2011 to 12/31/2011	$16.08916	$15.97316	58,595
01/01/2012 to 12/31/2012	$15.97316	$18.16598	56,821
01/01/2013 to 12/31/2013	$18.16598	$23.86810	60,001
01/01/2014 to 12/31/2014	$23.86810	$27.32684	49,187
01/01/2015 to 12/31/2015	$27.32684	$28.73269	39,148
01/01/2016 to 12/31/2016	$28.73269	$29.59445	27,080
01/01/2017 to 12/31/2017	$29.59445	$37.75586	21,556
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$30.11040	$18.57596	104,141
01/01/2009 to 12/31/2009	$18.57596	$20.99369	129,604
01/01/2010 to 12/31/2010	$20.99369	$24.19135	129,411
01/01/2011 to 12/31/2011	$24.19135	$24.20404	91,966
01/01/2012 to 12/31/2012	$24.20404	$24.36859	79,487
01/01/2013 to 12/31/2013	$24.36859	$29.58463	58,151
01/01/2014 to 12/31/2014	$29.58463	$25.80226	53,453
01/01/2015 to 12/31/2015	$25.80226	$19.34613	37,455
01/01/2016 to 12/31/2016	$19.34613	$23.50963	36,406
01/01/2017 to 12/31/2017	$23.50963	$22.27535	31,332

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$9.13436	$7.19430	59,940
01/01/2009 to 12/31/2009	$7.19430	$8.22912	44,723
01/01/2010 to 12/31/2010	$8.22912	$8.09066	53,060
01/01/2011 to 12/31/2011	$8.09066	$9.19429	61,543
01/01/2012 to 12/31/2012	$9.19429	$10.06260	59,313
01/01/2013 to 12/31/2013	$10.06260	$12.96052	35,343
01/01/2014 to 12/31/2014	$12.96052	$15.13716	46,421
01/01/2015 to 12/31/2015	$15.13716	$15.46986	31,765
01/01/2016 to 12/31/2016	$15.46986	$14.57291	19,943
01/01/2017 to 12/31/2017	$14.57291	$15.73758	10,485
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$21.10691	$14.29971	129,395
01/01/2009 to 12/31/2009	$14.29971	$18.93485	228,627
01/01/2010 to 12/31/2010	$18.93485	$24.62930	229,454
01/01/2011 to 12/31/2011	$24.62930	$19.46979	140,220
01/01/2012 to 12/31/2012	$19.46979	$16.27892	144,590
01/01/2013 to 12/31/2013	$16.27892	$9.88439	123,490
01/01/2014 to 12/31/2014	$9.88439	$7.36334	118,144
01/01/2015 to 12/31/2015	$7.36334	$4.83775	83,839
01/01/2016 to 12/31/2016	$4.83775	$7.37655	93,552
01/01/2017 to 12/31/2017	$7.37655	$7.59944	62,535
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$17.62051	$10.12781	33,911
01/01/2009 to 12/31/2009	$10.12781	$12.67473	61,430
01/01/2010 to 12/31/2010	$12.67473	$15.46486	48,254
01/01/2011 to 12/31/2011	$15.46486	$15.85182	30,773
01/01/2012 to 12/31/2012	$15.85182	$18.17385	38,200
01/01/2013 to 12/31/2013	$18.17385	$17.79948	24,140
01/01/2014 to 12/31/2014	$17.79948	$21.77426	30,138
01/01/2015 to 12/31/2015	$21.77426	$21.37526	15,638
01/01/2016 to 12/31/2016	$21.37526	$22.11446	13,305
01/01/2017 to 12/31/2017	$22.11446	$23.38235	6,915
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$7.14383	$4.33572	189,662
01/01/2009 to 12/31/2009	$4.33572	$5.60795	213,459
01/01/2010 to 12/31/2010	$5.60795	$4.60786	224,827
01/01/2011 to 12/31/2011	$4.60786	$2.81800	97,280
01/01/2012 to 12/31/2012	$2.81800	$2.56605	116,206
01/01/2013 to 12/31/2013	$2.56605	$2.92470	244,661
01/01/2014 to 12/31/2014	$2.92470	$1.99582	208,647
01/01/2015 to 12/31/2015	$1.99582	$1.92187	102,920
01/01/2016 to 12/31/2016	$1.92187	$1.78357	46,936
01/01/2017 to 12/31/2017	$1.78357	$1.53750	35,111
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$4.58573	$6.64848	78,761
01/01/2009 to 12/31/2009	$6.64848	$3.86030	69,995
01/01/2010 to 12/31/2010	$3.86030	$2.97701	55,108
01/01/2011 to 12/31/2011	$2.97701	$2.60795	57,620
01/01/2012 to 12/31/2012	$2.60795	$2.07216	7,430
01/01/2013 to 12/31/2013	$2.07216	$1.43141	4,541
01/01/2014 to 12/31/2014	$1.43141	$1.12913	4,380
01/01/2015 to 12/31/2015	$1.12913	$0.96078	4,312
01/01/2016 to 12/31/2016	$0.96078	$0.84562	61,766
01/01/2017 to 12/31/2017	$0.84562	$0.61859	51,424

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$17.37843	$11.21746	55,933
01/01/2009 to 12/31/2009	$11.21746	$13.84872	71,642
01/01/2010 to 12/31/2010	$13.84872	$17.03715	101,087
01/01/2011 to 12/31/2011	$17.03715	$16.88507	65,138
01/01/2012 to 12/31/2012	$16.88507	$18.58356	44,142
01/01/2013 to 12/31/2013	$18.58356	$25.53533	69,010
01/01/2014 to 12/31/2014	$25.53533	$25.52927	56,875
01/01/2015 to 12/31/2015	$25.52927	$25.27341	38,497
01/01/2016 to 12/31/2016	$25.27341	$29.73578	45,030
01/01/2017 to 12/31/2017	$29.73578	$32.87205	21,771
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$16.67966	$11.31271	44,169
01/01/2009 to 12/31/2009	$11.31271	$13.32787	69,299
01/01/2010 to 12/31/2010	$13.32787	$15.92396	61,488
01/01/2011 to 12/31/2011	$15.92396	$14.94293	36,700
01/01/2012 to 12/31/2012	$14.94293	$16.98348	52,340
01/01/2013 to 12/31/2013	$16.98348	$22.87971	78,423
01/01/2014 to 12/31/2014	$22.87971	$23.68946	56,926
01/01/2015 to 12/31/2015	$23.68946	$21.26119	36,545
01/01/2016 to 12/31/2016	$21.26119	$26.79241	50,378
01/01/2017 to 12/31/2017	$26.79241	$28.76409	25,337
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$14.47092	$9.28575	15,272
01/01/2009 to 12/31/2009	$9.28575	$9.75111	19,670
01/01/2010 to 12/31/2010	$9.75111	$11.03841	54,476
01/01/2011 to 12/31/2011	$11.03841	$11.00334	22,086
01/01/2012 to 12/31/2012	$11.00334	$12.54471	14,614
01/01/2013 to 12/31/2013	$12.54471	$13.75657	10,200
01/01/2014 to 12/31/2014	$13.75657	$13.53694	10,202
01/01/2015 to 12/31/2015	$13.53694	$13.44752	7,916
01/01/2016 to 12/31/2016	$13.44752	$16.00910	23,366
01/01/2017 to 12/31/2017	$16.00910	$15.33325	20,847
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$11.04282	$16.17970	157,366
01/01/2009 to 12/31/2009	$16.17970	$10.66770	63,216
01/01/2010 to 12/31/2010	$10.66770	$11.49304	38,912
01/01/2011 to 12/31/2011	$11.49304	$16.14092	97,903
01/01/2012 to 12/31/2012	$16.14092	$15.94694	39,726
01/01/2013 to 12/31/2013	$15.94694	$12.62165	24,069
01/01/2014 to 12/31/2014	$12.62165	$16.84506	38,077
01/01/2015 to 12/31/2015	$16.84506	$15.55295	10,716
01/01/2016 to 12/31/2016	$15.55295	$15.17274	10,233
01/01/2017 to 12/31/2017	$15.17274	$16.25612	9,610
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$26.55541	$8.45015	218,214
01/01/2009 to 12/31/2009	$8.45015	$13.70788	288,399
01/01/2010 to 12/31/2010	$13.70788	$20.07703	153,212
01/01/2011 to 12/31/2011	$20.07703	$16.96458	88,999
01/01/2012 to 12/31/2012	$16.96458	$21.99235	45,447
01/01/2013 to 12/31/2013	$21.99235	$36.71577	51,106
01/01/2014 to 12/31/2014	$36.71577	$41.43825	23,649
01/01/2015 to 12/31/2015	$41.43825	$36.83757	17,186
01/01/2016 to 12/31/2016	$36.83757	$49.71429	14,432
01/01/2017 to 12/31/2017	$49.71429	$62.68829	6,612

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$21.82434	$14.79940	87,849
01/01/2009 to 12/31/2009	$14.79940	$16.03593	74,218
01/01/2010 to 12/31/2010	$16.03593	$16.62510	83,533
01/01/2011 to 12/31/2011	$16.62510	$19.11708	95,026
01/01/2012 to 12/31/2012	$19.11708	$18.73146	63,724
01/01/2013 to 12/31/2013	$18.73146	$20.76888	59,855
01/01/2014 to 12/31/2014	$20.76888	$25.58287	42,365
01/01/2015 to 12/31/2015	$25.58287	$23.43020	33,265
01/01/2016 to 12/31/2016	$23.43020	$26.38464	28,103
01/01/2017 to 12/31/2017	$26.38464	$28.56602	18,511
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.60716	$8.07643	68,154
01/01/2009 to 12/31/2009	$8.07643	$10.83858	67,287
01/01/2010 to 12/31/2010	$10.83858	$12.09141	37,928
01/01/2011 to 12/31/2011	$12.09141	$10.06708	27,818
01/01/2012 to 12/31/2012	$10.06708	$12.05649	28,224
01/01/2013 to 12/31/2013	$12.05649	$14.02340	19,206
01/01/2014 to 12/31/2014	$14.02340	$12.93756	15,281
01/01/2015 to 12/31/2015	$12.93756	$13.08563	19,365
01/01/2016 to 12/31/2016	$13.08563	$12.34624	6,372
01/01/2017 to 12/31/2017	$12.34624	$16.40850	658
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.20453	$7.90204	84,983
01/01/2009 to 12/31/2009	$7.90204	$8.79712	89,354
01/01/2010 to 12/31/2010	$8.79712	$10.26904	92,218
01/01/2011 to 12/31/2011	$10.26904	$10.90931	51,465
01/01/2012 to 12/31/2012	$10.90931	$11.68249	47,971
01/01/2013 to 12/31/2013	$11.68249	$16.25235	57,198
01/01/2014 to 04/25/2014	$16.25235	$16.00713	0
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$13.84173	$7.47348	457,580
01/01/2009 to 12/31/2009	$7.47348	$8.26294	389,081
01/01/2010 to 12/31/2010	$8.26294	$9.63181	289,263
01/01/2011 to 12/31/2011	$9.63181	$9.26694	252,078
01/01/2012 to 12/31/2012	$9.26694	$10.24787	193,723
01/01/2013 to 12/31/2013	$10.24787	$13.61649	186,508
01/01/2014 to 04/25/2014	$13.61649	$13.50880	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$11.97144	$8.37464	53,091
01/01/2009 to 12/31/2009	$8.37464	$9.33736	35,955
01/01/2010 to 12/31/2010	$9.33736	$10.66676	36,780
01/01/2011 to 12/31/2011	$10.66676	$11.24338	49,214
01/01/2012 to 12/31/2012	$11.24338	$12.18302	53,554
01/01/2013 to 12/31/2013	$12.18302	$15.59855	41,436
01/01/2014 to 04/25/2014	$15.59855	$15.33251	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.12461	$6.47152	195,044
01/01/2009 to 12/31/2009	$6.47152	$7.22664	239,847
01/01/2010 to 12/31/2010	$7.22664	$8.23825	186,641
01/01/2011 to 12/31/2011	$8.23825	$8.54594	141,312
01/01/2012 to 12/31/2012	$8.54594	$8.82726	119,115
01/01/2013 to 12/31/2013	$8.82726	$11.07237	108,737
01/01/2014 to 04/25/2014	$11.07237	$11.42970	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$15.98833	$9.93859	47,157
01/01/2009 to 12/31/2009	$9.93859	$11.36478	38,410
01/01/2010 to 07/16/2010	$11.36478	$10.89017	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.09500	$17.00341	114,482
01/01/2011 to 12/31/2011	$17.00341	$14.51025	121,166
01/01/2012 to 12/31/2012	$14.51025	$16.14010	75,836
01/01/2013 to 12/31/2013	$16.14010	$18.94220	66,421
01/01/2014 to 12/31/2014	$18.94220	$17.55244	49,297
01/01/2015 to 12/31/2015	$17.55244	$17.56932	43,388
01/01/2016 to 12/31/2016	$17.56932	$17.75221	37,491
01/01/2017 to 12/31/2017	$17.75221	$21.68994	25,983
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$10.89017	$12.65830	66,477
01/01/2011 to 12/31/2011	$12.65830	$12.11986	78,758
01/01/2012 to 12/31/2012	$12.11986	$14.16755	65,177
01/01/2013 to 12/31/2013	$14.16755	$18.06407	63,823
01/01/2014 to 12/31/2014	$18.06407	$19.49832	49,088
01/01/2015 to 12/31/2015	$19.49832	$18.97913	30,776
01/01/2016 to 04/29/2016	$18.97913	$18.97048	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.91411	$18.76482	82,347
01/01/2011 to 12/31/2011	$18.76482	$17.37830	92,812
01/01/2012 to 12/31/2012	$17.37830	$20.53346	93,751
01/01/2013 to 12/31/2013	$20.53346	$28.17261	70,175
01/01/2014 to 12/31/2014	$28.17261	$28.69376	53,086
01/01/2015 to 12/31/2015	$28.69376	$28.53191	45,985
01/01/2016 to 12/31/2016	$28.53191	$28.13427	38,065
01/01/2017 to 12/31/2017	$28.13427	$37.15414	17,797
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59313	$12.21969	97,640
01/01/2011 to 12/31/2011	$12.21969	$11.43812	47,400
01/01/2012 to 12/31/2012	$11.43812	$12.09953	46,887
01/01/2013 to 12/31/2013	$12.09953	$17.82516	48,888
01/01/2014 to 12/31/2014	$17.82516	$17.14978	38,318
01/01/2015 to 12/31/2015	$17.14978	$16.33890	21,363
01/01/2016 to 12/31/2016	$16.33890	$17.28428	21,671
01/01/2017 to 12/31/2017	$17.28428	$21.33475	19,608
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.58477	$10.79811	0
01/01/2009 to 12/31/2009	$10.79811	$12.34044	0
01/01/2010 to 12/31/2010	$12.34044	$14.03817	0
01/01/2011 to 12/31/2011	$14.03817	$14.09977	0
01/01/2012 to 12/31/2012	$14.09977	$15.72856	0
01/01/2013 to 12/31/2013	$15.72856	$16.91508	0
01/01/2014 to 12/31/2014	$16.91508	$16.92122	0
01/01/2015 to 12/31/2015	$16.92122	$16.56601	0
01/01/2016 to 12/31/2016	$16.56601	$17.65187	0
01/01/2017 to 12/31/2017	$17.65187	$18.08311	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.67658	$7.78062	75,453,329
01/01/2009 to 12/31/2009	$7.78062	$9.45814	74,798,204
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.35443	$7.79081	28,466,422
01/01/2009 to 12/31/2009	$7.79081	$9.61091	28,706,289
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.31462	$6.57913	771,578
01/01/2009 to 12/31/2009	$6.57913	$7.57412	1,273,959
01/01/2010 to 12/31/2010	$7.57412	$8.42896	1,430,682
01/01/2011 to 12/31/2011	$8.42896	$8.53386	1,430,887
01/01/2012 to 05/04/2012	$8.53386	$9.25305	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.54807	$8.04816	25,276,368
01/01/2009 to 12/31/2009	$8.04816	$9.69993	31,686,971
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.45644	529,724
01/01/2014 to 12/31/2014	$10.45644	$10.58691	518,143
01/01/2015 to 12/31/2015	$10.58691	$10.37692	563,566
01/01/2016 to 12/31/2016	$10.37692	$10.78786	489,142
01/01/2017 to 04/28/2017	$10.78786	$11.14971	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$12.22861	$12.08671	6,660,709
01/01/2009 to 12/31/2009	$12.08671	$13.02347	7,445,388
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$14.07808	$13.45034	6,994,579
01/01/2009 to 12/31/2009	$13.45034	$15.32066	10,035,432
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99813	$11.24916	1,472,001
01/01/2009 to 12/31/2009	$11.24916	$10.95502	1,375,798
01/01/2010 to 12/31/2010	$10.95502	$11.71324	1,085,813
01/01/2011 to 12/31/2011	$11.71324	$12.18325	1,057,536
01/01/2012 to 12/31/2012	$12.18325	$12.26838	878,447
01/01/2013 to 12/31/2013	$12.26838	$11.95275	424,824
01/01/2014 to 12/31/2014	$11.95275	$11.67100	356,612
01/01/2015 to 12/31/2015	$11.67100	$11.37394	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99875	$9.33513	301,692
01/01/2010 to 12/31/2010	$9.33513	$10.09028	1,956,001
01/01/2011 to 12/31/2011	$10.09028	$10.81444	5,687,758
01/01/2012 to 12/31/2012	$10.81444	$11.01083	2,714,415
01/01/2013 to 12/31/2013	$11.01083	$10.68910	806,728
01/01/2014 to 12/31/2014	$10.68910	$10.49673	427,276
01/01/2015 to 12/31/2015	$10.49673	$10.23710	801,336
01/01/2016 to 12/31/2016	$10.23710	$10.05361	2,105
01/01/2017 to 01/03/2017	$10.05361	$10.04834	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99751	$10.71354	5,765,075
01/01/2011 to 12/31/2011	$10.71354	$11.66773	16,283,905
01/01/2012 to 12/31/2012	$11.66773	$11.98869	8,777,912
01/01/2013 to 12/31/2013	$11.98869	$11.47786	2,697,907
01/01/2014 to 12/31/2014	$11.47786	$11.37987	1,375,230
01/01/2015 to 12/31/2015	$11.37987	$11.14235	1,386,039
01/01/2016 to 12/31/2016	$11.14235	$11.01860	1,708,045
01/01/2017 to 12/31/2017	$11.01860	$10.85060	4,027
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99813	$11.98345	794,529
01/01/2009 to 12/31/2009	$11.98345	$11.00507	648,900
01/01/2010 to 12/31/2010	$11.00507	$11.96080	380,587
01/01/2011 to 12/31/2011	$11.96080	$13.27983	18,091,824
01/01/2012 to 12/31/2012	$13.27983	$13.72250	11,790,403
01/01/2013 to 12/31/2013	$13.72250	$12.99219	4,617,331
01/01/2014 to 12/31/2014	$12.99219	$13.03799	2,404,974
01/01/2015 to 12/31/2015	$13.03799	$12.84793	1,756,047
01/01/2016 to 12/31/2016	$12.84793	$12.76158	1,278,943
01/01/2017 to 12/31/2017	$12.76158	$12.56423	1,645,086
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99813	$12.05203	945,503
01/01/2009 to 12/31/2009	$12.05203	$10.87358	975,406
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99875	$8.74851	23,608
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14490	$10.29213	1,947
01/01/2010 to 12/31/2010	$10.29213	$11.44136	69,387
01/01/2011 to 12/31/2011	$11.44136	$10.52760	160,188
01/01/2012 to 12/31/2012	$10.52760	$11.65218	180,219
01/01/2013 to 12/31/2013	$11.65218	$14.97006	162,864
01/01/2014 to 12/31/2014	$14.97006	$16.13545	118,959
01/01/2015 to 12/31/2015	$16.13545	$15.02080	41,861
01/01/2016 to 12/31/2016	$15.02080	$16.70194	29,066
01/01/2017 to 04/28/2017	$16.70194	$17.26835	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.92052	$7.58086	101,095,109
01/01/2009 to 12/31/2009	$7.58086	$9.28741	102,077,908
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$16.57480	$10.52222	126,275
01/01/2009 to 12/31/2009	$10.52222	$13.56929	335,750
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$11.91043	$10.87631	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99813	$9.64900	1,227,792
01/01/2014 to 12/31/2014	$9.64900	$9.91319	1,161,468
01/01/2015 to 12/31/2015	$9.91319	$9.68072	1,775,220
01/01/2016 to 12/31/2016	$9.68072	$9.89576	1,503,079
01/01/2017 to 04/28/2017	$9.89576	$10.08100	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.99188	$7.11061	1,382,568
01/01/2009 to 12/31/2009	$7.11061	$8.42639	2,259,311
01/01/2010 to 12/31/2010	$8.42639	$9.33430	2,753,772
01/01/2011 to 12/31/2011	$9.33430	$8.89905	2,749,169
01/01/2012 to 12/31/2012	$8.89905	$9.88459	2,841,155
01/01/2013 to 12/31/2013	$9.88459	$11.51981	2,926,848
01/01/2014 to 12/31/2014	$11.51981	$11.90465	2,955,822
01/01/2015 to 10/16/2015	$11.90465	$11.81785	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.17249	$7.15461	23,823,391
01/01/2009 to 12/31/2009	$7.15461	$8.66173	25,641,694
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99813	$7.45227	439,198
01/01/2009 to 11/13/2009	$7.45227	$8.29079	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.70371	5,517,070
01/01/2013 to 12/31/2013	$10.70371	$13.02350	4,684,854
01/01/2014 to 12/31/2014	$13.02350	$13.13503	3,877,592
01/01/2015 to 10/16/2015	$13.13503	$12.52486	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.77151	1,637,390
01/01/2014 to 12/31/2014	$10.77151	$10.79851	2,253,877
01/01/2015 to 10/16/2015	$10.79851	$10.25755	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17481	$6.09647	8,921
01/01/2009 to 12/31/2009	$6.09647	$8.05091	70,669
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$5.39999	$3.15269	517,467
01/01/2009 to 12/31/2009	$3.15269	$4.60421	1,703,399
01/01/2010 to 12/31/2010	$4.60421	$4.96373	1,214,669
01/01/2011 to 12/31/2011	$4.96373	$4.66021	690,992
01/01/2012 to 12/31/2012	$4.66021	$5.45551	720,641
01/01/2013 to 12/31/2013	$5.45551	$6.91871	665,729
01/01/2014 to 02/07/2014	$6.91871	$6.80210	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.93487	$7.49878	14,888,690
01/01/2009 to 12/31/2009	$7.49878	$8.73649	14,472,445
01/01/2010 to 12/31/2010	$8.73649	$9.64058	13,447,482
01/01/2011 to 12/31/2011	$9.64058	$8.90390	11,688,804
01/01/2012 to 12/31/2012	$8.90390	$10.41489	10,262,995
01/01/2013 to 12/31/2013	$10.41489	$13.59543	8,689,937
01/01/2014 to 12/31/2014	$13.59543	$15.03483	7,139,424
01/01/2015 to 12/31/2015	$15.03483	$14.01737	6,343,609
01/01/2016 to 12/31/2016	$14.01737	$15.28414	5,194,687
01/01/2017 to 12/31/2017	$15.28414	$16.39738	4,443,625
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$5.26189	$3.04521	4,668,204
01/01/2009 to 12/31/2009	$3.04521	$4.67618	4,863,161
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.16147	$7.52918	1,501,593
01/01/2009 to 12/31/2009	$7.52918	$9.08077	4,079,583
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$21.35423	$15.31327	108,308
01/01/2009 to 12/31/2009	$15.31327	$18.98745	152,310
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.50938	$10.53057	2,377,836
01/01/2009 to 12/31/2009	$10.53057	$10.31903	3,829,439
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$12.28986	$8.94460	319,199
01/01/2009 to 12/31/2009	$8.94460	$11.85201	795,835
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.17043	$6.38846	6,057,693
01/01/2009 to 12/31/2009	$6.38846	$7.45826	5,641,907
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$24.67261	$12.00219	5,724,854
01/01/2009 to 12/31/2009	$12.00219	$15.87227	5,162,536
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
AST International Value Portfolio
01/01/2008 to 12/31/2008	$10.66136	$5.83552	2,755,958
01/01/2009 to 12/31/2009	$5.83552	$7.44396	2,910,615
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
AST Investment Grade Bond Portfolio
06/30/2008* to 12/31/2008	$10.00826	$10.90500	1,214,623
01/01/2009 to 12/31/2009	$10.90500	$11.86463	315,474
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.18139	$6.89657	1,187,111
01/01/2009 to 12/31/2009	$6.89657	$8.53921	2,955,116
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$10.95909	$6.27937	975,043
01/01/2009 to 12/31/2009	$6.27937	$8.34041	1,395,597
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.31616	$8.30753	17,909,520
01/01/2009 to 12/31/2009	$8.30753	$9.90881	16,862,953
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28233	2,718
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.34517	$6.24776	21,934,912
01/01/2009 to 12/31/2009	$6.24776	$7.92454	19,929,998
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.39976	$10.05234	3,023,716
01/01/2009 to 12/31/2009	$10.05234	$13.22638	2,831,230
01/01/2010 to 12/31/2010	$13.22638	$14.66324	2,484,757
01/01/2011 to 12/31/2011	$14.66324	$15.79188	2,014,193
01/01/2012 to 12/31/2012	$15.79188	$16.35137	1,924,443
01/01/2013 to 12/31/2013	$16.35137	$15.66373	1,980,114
01/01/2014 to 12/31/2014	$15.66373	$16.28956	1,664,389
01/01/2015 to 12/31/2015	$16.28956	$15.83019	975,665
01/01/2016 to 12/31/2016	$15.83019	$15.87743	882,863
01/01/2017 to 12/31/2017	$15.87743	$16.04158	812,785
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$14.32030	$9.23984	207,928
01/01/2009 to 12/31/2009	$9.23984	$11.87756	567,835
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$8.42015	$5.24253	2,384,441
01/01/2009 to 12/31/2009	$5.24253	$6.37002	2,663,189
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02804	$10.06015	4,165
01/01/2012 to 12/31/2012	$10.06015	$10.31269	329,733
01/01/2013 to 12/31/2013	$10.31269	$9.79505	118,330
01/01/2014 to 12/31/2014	$9.79505	$10.06773	56,673
01/01/2015 to 10/16/2015	$10.06773	$9.99213	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.06697	$5.59083	501,805
01/01/2009 to 12/31/2009	$5.59083	$7.09300	649,456
01/01/2010 to 12/31/2010	$7.09300	$8.92178	978,075
01/01/2011 to 12/31/2011	$8.92178	$8.86851	702,733
01/01/2012 to 12/31/2012	$8.86851	$9.74207	851,665
01/01/2013 to 12/31/2013	$9.74207	$12.62840	1,608,579
01/01/2014 to 12/31/2014	$12.62840	$13.32425	1,792,573
01/01/2015 to 10/16/2015	$13.32425	$13.59718	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$8.48266	$4.76442	121,677
01/01/2009 to 12/31/2009	$4.76442	$5.70806	232,172
01/01/2010 to 12/31/2010	$5.70806	$6.71052	304,468
01/01/2011 to 04/29/2011	$6.71052	$7.51189	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.12305	$10.79309	2,188,696
01/01/2009 to 12/31/2009	$10.79309	$14.83833	2,033,956
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10087	$5.55846	14,499
01/01/2009 to 12/31/2009	$5.55846	$9.04744	557,293
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.25087	$8.85466	31,839,577
01/01/2009 to 12/31/2009	$8.85466	$10.38983	39,603,313
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.35963	$6.58331	31,425,844
01/01/2009 to 12/31/2009	$6.58331	$8.10670	33,343,551
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$9.53992	$5.71453	424,286
01/01/2009 to 12/31/2009	$5.71453	$6.80494	393,269
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.03182	$7.10371	2,073,853
01/01/2009 to 12/31/2009	$7.10371	$8.56791	3,975,651
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.49776	$7.28158	1,661,195
01/01/2009 to 12/31/2009	$7.28158	$9.02887	3,018,362
01/01/2010 to 12/31/2010	$9.02887	$10.09170	4,112,813
01/01/2011 to 12/31/2011	$10.09170	$9.62934	3,677,069
01/01/2012 to 12/31/2012	$9.62934	$10.90911	4,089,262
01/01/2013 to 12/31/2013	$10.90911	$12.58955	4,474,896
01/01/2014 to 12/31/2014	$12.58955	$12.97488	4,166,302
01/01/2015 to 12/31/2015	$12.97488	$12.61405	7,339,700
01/01/2016 to 12/31/2016	$12.61405	$13.17161	5,446,192
01/01/2017 to 04/28/2017	$13.17161	$13.67403	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.75987	$8.02452	2,188,363
01/01/2009 to 12/31/2009	$8.02452	$9.99433	8,000,192
01/01/2010 to 12/31/2010	$9.99433	$10.92351	13,274,208
01/01/2011 to 12/31/2011	$10.92351	$10.31716	9,628,538
01/01/2012 to 12/31/2012	$10.31716	$11.20787	9,469,366
01/01/2013 to 12/31/2013	$11.20787	$12.53344	7,377,022
01/01/2014 to 12/31/2014	$12.53344	$12.62339	5,905,973
01/01/2015 to 10/16/2015	$12.62339	$12.21866	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.44805	$6.80256	4,202,964
01/01/2009 to 12/31/2009	$6.80256	$8.82141	3,992,101
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.50015	$11.11909	634,820
01/01/2009 to 12/31/2009	$11.11909	$14.55424	668,952
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.91434	$12.30710	3,408,854
01/01/2009 to 12/31/2009	$12.30710	$15.27828	3,254,555
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$13.31280	$9.63692	9,944,782
01/01/2009 to 12/31/2009	$9.63692	$11.69410	11,957,974
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$13.64019	$7.74835	4,124,590
01/01/2009 to 12/31/2009	$7.74835	$9.37635	3,819,071
01/01/2010 to 12/31/2010	$9.37635	$10.37928	3,742,939
01/01/2011 to 12/31/2011	$10.37928	$9.97972	3,116,748
01/01/2012 to 12/31/2012	$9.97972	$11.43760	3,429,042
01/01/2013 to 12/31/2013	$11.43760	$14.49923	3,074,463
01/01/2014 to 12/31/2014	$14.49923	$15.23132	2,661,058
01/01/2015 to 10/16/2015	$15.23132	$14.05288	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$7.34782	$4.26859	9,138,560
01/01/2009 to 12/31/2009	$4.26859	$6.39958	9,157,180
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$13.47793	$8.26020	357,327
01/01/2009 to 12/31/2009	$8.26020	$9.54859	955,597
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$28.77967	$14.06932	82,096
01/01/2009 to 12/31/2009	$14.06932	$20.53964	479,835
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$14.60853	$13.93194	1,722,092
01/01/2009 to 12/31/2009	$13.93194	$15.26836	2,184,589
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.88277	$7.79155	332,297
01/01/2009 to 12/31/2009	$7.79155	$10.57780	511,219
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.10062	$6.82145	112,381
01/01/2009 to 12/31/2009	$6.82145	$8.56376	1,598,005
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97201	$9.23964	3,325,125
01/01/2009 to 12/31/2009	$9.23964	$10.08215	3,504,626
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.41697	$7.72051	19,329
01/01/2009 to 12/31/2009	$7.72051	$10.54864	18,055
01/01/2010 to 07/16/2010	$10.54864	$10.29576	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$19.02324	$10.88022	68,654
01/01/2009 to 12/31/2009	$10.88022	$12.33121	94,271
01/01/2010 to 07/16/2010	$12.33121	$11.67524	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$10.81677	$7.69759	24,749
01/01/2009 to 12/31/2009	$7.69759	$10.83267	50,099
01/01/2010 to 07/16/2010	$10.83267	$10.08660	0
First Trust Target Focus Four Portfolio
01/28/2008* to 12/31/2008	$10.20967	$6.08075	10,685
01/01/2009 to 12/31/2009	$6.08075	$7.65523	69,420
01/01/2010 to 12/31/2010	$7.65523	$8.90437	69,413
01/01/2011 to 12/31/2011	$8.90437	$7.75463	21,359
01/01/2012 to 12/31/2012	$7.75463	$8.62814	29,699
01/01/2013 to 12/31/2013	$8.62814	$11.05512	9,424
01/01/2014 to 04/25/2014	$11.05512	$11.37542	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07794	$6.61561	1,777,633
01/01/2009 to 12/31/2009	$6.61561	$8.41105	4,989,742
01/01/2010 to 12/31/2010	$8.41105	$9.06391	8,310,248
01/01/2011 to 12/31/2011	$9.06391	$8.71230	5,866,214
01/01/2012 to 09/21/2012	$8.71230	$9.71729	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$19.05350	$10.65647	37,037
01/01/2009 to 12/31/2009	$10.65647	$14.69420	91,281
01/01/2010 to 12/31/2010	$14.69420	$15.76042	65,815
01/01/2011 to 12/31/2011	$15.76042	$14.25190	31,729
01/01/2012 to 12/31/2012	$14.25190	$17.46457	41,689
01/01/2013 to 12/31/2013	$17.46457	$19.52056	22,543
01/01/2014 to 04/25/2014	$19.52056	$19.06799	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03256	$8.13545	17,087
01/01/2012 to 04/27/2012	$8.13545	$9.20412	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$15.71852	$7.97727	18,138
01/01/2009 to 12/31/2009	$7.97727	$11.10744	78,524
01/01/2010 to 12/31/2010	$11.10744	$13.44451	116,965
01/01/2011 to 04/29/2011	$13.44451	$14.94325	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$9.95751	$3.94708	33,237
01/01/2009 to 12/31/2009	$3.94708	$4.91643	237,725
01/01/2010 to 12/31/2010	$4.91643	$5.30154	153,812
01/01/2011 to 04/29/2011	$5.30154	$5.58162	0
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$13.56756	$9.46636	10,538
01/01/2009 to 12/31/2009	$9.46636	$11.81422	37,731
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
Invesco V.I. Technology Fund - Series I
06/30/2008* to 12/31/2008	$9.92328	$6.19953	0
01/01/2009 to 12/31/2009	$6.19953	$9.53851	0
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NASDAQ Target 15 Portfolio
06/30/2008* to 12/31/2008	$9.88922	$5.94968	0
01/01/2009 to 12/31/2009	$5.94968	$6.80103	0
01/01/2010 to 12/31/2010	$6.80103	$8.66801	0
01/01/2011 to 12/31/2011	$8.66801	$8.58311	0
01/01/2012 to 12/31/2012	$8.58311	$9.47961	0
01/01/2013 to 12/31/2013	$9.47961	$13.79066	0
01/01/2014 to 04/25/2014	$13.79066	$13.71455	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$30.23088	$12.45167	49,725
01/01/2009 to 12/31/2009	$12.45167	$19.74572	409,771
01/01/2010 to 12/31/2010	$19.74572	$22.41743	289,917
01/01/2011 to 12/31/2011	$22.41743	$17.00369	78,098
01/01/2012 to 12/31/2012	$17.00369	$19.40962	107,223
01/01/2013 to 12/31/2013	$19.40962	$18.97900	54,787
01/01/2014 to 12/31/2014	$18.97900	$17.46701	38,260
01/01/2015 to 12/31/2015	$17.46701	$14.28745	17,140
01/01/2016 to 08/05/2016	$14.28745	$15.59497	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$23.28181	$11.19110	49,894
01/01/2009 to 12/31/2009	$11.19110	$16.86853	26,367
01/01/2010 to 12/31/2010	$16.86853	$18.78242	15,895
01/01/2011 to 12/31/2011	$18.78242	$13.40361	5,569
01/01/2012 to 12/31/2012	$13.40361	$15.12894	6,189
01/01/2013 to 12/31/2013	$15.12894	$17.00273	4,435
01/01/2014 to 12/31/2014	$17.00273	$16.35934	3,700
01/01/2015 to 12/31/2015	$16.35934	$14.49109	2,331
01/01/2016 to 12/31/2016	$14.49109	$14.25663	2,117
01/01/2017 to 12/31/2017	$14.25663	$18.51902	1,891
ProFund VP Banks
01/01/2008 to 12/31/2008	$9.06377	$4.70267	12,370
01/01/2009 to 12/31/2009	$4.70267	$4.40168	87,174
01/01/2010 to 12/31/2010	$4.40168	$4.66140	21,120
01/01/2011 to 12/31/2011	$4.66140	$3.33756	3,321
01/01/2012 to 12/31/2012	$3.33756	$4.35210	8,877
01/01/2013 to 12/31/2013	$4.35210	$5.67757	5,826
01/01/2014 to 12/31/2014	$5.67757	$6.12573	1,249
01/01/2015 to 12/31/2015	$6.12573	$5.96192	903
01/01/2016 to 12/31/2016	$5.96192	$7.18184	645
01/01/2017 to 12/31/2017	$7.18184	$8.27874	569
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$17.95812	$8.52654	27,323
01/01/2009 to 12/31/2009	$8.52654	$13.53329	287,243
01/01/2010 to 12/31/2010	$13.53329	$17.15761	190,747
01/01/2011 to 12/31/2011	$17.15761	$14.06308	34,489
01/01/2012 to 12/31/2012	$14.06308	$14.91239	35,265
01/01/2013 to 12/31/2013	$14.91239	$17.26374	27,017
01/01/2014 to 12/31/2014	$17.26374	$17.15971	10,584
01/01/2015 to 12/31/2015	$17.15971	$14.43809	2,919
01/01/2016 to 12/31/2016	$14.43809	$16.72392	5,467
01/01/2017 to 12/31/2017	$16.72392	$20.10195	5,636

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2008 to 12/31/2008	$6.98536	$9.55438	39,414
01/01/2009 to 12/31/2009	$9.55438	$6.73651	216,649
01/01/2010 to 12/31/2010	$6.73651	$5.41286	141,359
01/01/2011 to 12/31/2011	$5.41286	$4.82123	78,440
01/01/2012 to 12/31/2012	$4.82123	$3.93033	129,131
01/01/2013 to 12/31/2013	$3.93033	$2.82186	121,599
01/01/2014 to 12/31/2014	$2.82186	$2.36533	71,112
01/01/2015 to 12/31/2015	$2.36533	$2.19823	32,709
01/01/2016 to 12/31/2016	$2.19823	$1.86838	25,923
01/01/2017 to 12/31/2017	$1.86838	$1.49827	10,561
ProFund VP Bull
01/01/2008 to 12/31/2008	$12.70509	$7.74072	107,086
01/01/2009 to 12/31/2009	$7.74072	$9.40855	193,188
01/01/2010 to 12/31/2010	$9.40855	$10.35376	67,388
01/01/2011 to 12/31/2011	$10.35376	$10.12138	23,593
01/01/2012 to 12/31/2012	$10.12138	$11.26725	23,675
01/01/2013 to 12/31/2013	$11.26725	$14.29119	17,226
01/01/2014 to 12/31/2014	$14.29119	$15.57173	17,268
01/01/2015 to 12/31/2015	$15.57173	$15.15159	27,686
01/01/2016 to 12/31/2016	$15.15159	$16.24248	16,799
01/01/2017 to 12/31/2017	$16.24248	$18.94932	6,011
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$12.85391	$9.20822	3,661
01/01/2009 to 12/31/2009	$9.20822	$10.94227	97,910
01/01/2010 to 12/31/2010	$10.94227	$12.55321	143,721
01/01/2011 to 12/31/2011	$12.55321	$13.12370	72,497
01/01/2012 to 12/31/2012	$13.12370	$14.22071	19,912
01/01/2013 to 12/31/2013	$14.22071	$17.85585	15,413
01/01/2014 to 12/31/2014	$17.85585	$19.23920	1,025
01/01/2015 to 12/31/2015	$19.23920	$19.58928	671
01/01/2016 to 12/31/2016	$19.58928	$19.82827	1,949
01/01/2017 to 12/31/2017	$19.82827	$22.30170	834
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$9.78359	$6.56193	19,124
01/01/2009 to 12/31/2009	$6.56193	$8.39021	39,285
01/01/2010 to 12/31/2010	$8.39021	$9.95580	84,984
01/01/2011 to 12/31/2011	$9.95580	$10.26735	24,259
01/01/2012 to 12/31/2012	$10.26735	$12.25378	4,559
01/01/2013 to 12/31/2013	$12.25378	$16.75395	50,878
01/01/2014 to 12/31/2014	$16.75395	$18.41774	2,050
01/01/2015 to 12/31/2015	$18.41774	$18.84759	10,294
01/01/2016 to 12/31/2016	$18.84759	$19.19581	8,659
01/01/2017 to 12/31/2017	$19.19581	$22.21189	7,395
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$16.84374	$9.21905	16,443
01/01/2009 to 12/31/2009	$9.21905	$11.92184	56,609
01/01/2010 to 12/31/2010	$11.92184	$11.96067	25,208
01/01/2011 to 12/31/2011	$11.96067	$10.65302	6,306
01/01/2012 to 12/31/2012	$10.65302	$12.14093	12,720
01/01/2013 to 12/31/2013	$12.14093	$14.43544	5,078
01/01/2014 to 12/31/2014	$14.43544	$12.89039	3,419
01/01/2015 to 12/31/2015	$12.89039	$11.22952	3,345
01/01/2016 to 12/31/2016	$11.22952	$11.83473	1,754
01/01/2017 to 12/31/2017	$11.83473	$13.84981	1,691

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2008 to 12/31/2008	$10.38406	$5.01964	11,391
01/01/2009 to 12/31/2009	$5.01964	$5.64299	70,455
01/01/2010 to 12/31/2010	$5.64299	$6.11906	79,596
01/01/2011 to 12/31/2011	$6.11906	$5.15419	22,265
01/01/2012 to 12/31/2012	$5.15419	$6.28395	53,853
01/01/2013 to 12/31/2013	$6.28395	$8.11305	83,810
01/01/2014 to 12/31/2014	$8.11305	$8.95493	20,822
01/01/2015 to 12/31/2015	$8.95493	$8.62260	20,574
01/01/2016 to 12/31/2016	$8.62260	$9.72041	15,662
01/01/2017 to 12/31/2017	$9.72041	$11.23080	15,610
ProFund VP Health Care
01/01/2008 to 12/31/2008	$11.83386	$8.75716	15,300
01/01/2009 to 12/31/2009	$8.75716	$10.23421	83,436
01/01/2010 to 12/31/2010	$10.23421	$10.28850	47,773
01/01/2011 to 12/31/2011	$10.28850	$11.07441	25,824
01/01/2012 to 12/31/2012	$11.07441	$12.70880	27,154
01/01/2013 to 12/31/2013	$12.70880	$17.36215	46,988
01/01/2014 to 12/31/2014	$17.36215	$20.99375	39,800
01/01/2015 to 12/31/2015	$20.99375	$21.55227	11,518
01/01/2016 to 12/31/2016	$21.55227	$20.21472	7,134
01/01/2017 to 12/31/2017	$20.21472	$23.89476	7,639
ProFund VP Industrials
01/01/2008 to 12/31/2008	$14.41783	$8.38705	6,570
01/01/2009 to 12/31/2009	$8.38705	$10.17398	28,892
01/01/2010 to 12/31/2010	$10.17398	$12.30713	39,786
01/01/2011 to 12/31/2011	$12.30713	$11.81587	44,914
01/01/2012 to 12/31/2012	$11.81587	$13.37427	67,805
01/01/2013 to 12/31/2013	$13.37427	$18.06612	56,816
01/01/2014 to 12/31/2014	$18.06612	$18.64452	29,303
01/01/2015 to 12/31/2015	$18.64452	$17.60164	4,826
01/01/2016 to 12/31/2016	$17.60164	$20.22594	1,386
01/01/2017 to 12/31/2017	$20.22594	$24.20081	668
ProFund VP Japan
01/01/2008 to 12/31/2008	$13.67697	$7.90837	46,920
01/01/2009 to 12/31/2009	$7.90837	$8.52888	9,402
01/01/2010 to 12/31/2010	$8.52888	$7.79238	9,430
01/01/2011 to 12/31/2011	$7.79238	$6.20502	3,365
01/01/2012 to 12/31/2012	$6.20502	$7.45706	12,912
01/01/2013 to 12/31/2013	$7.45706	$10.80552	10,998
01/01/2014 to 12/31/2014	$10.80552	$10.90312	1,482
01/01/2015 to 12/31/2015	$10.90312	$11.27682	1,191
01/01/2016 to 12/31/2016	$11.27682	$11.06931	953
01/01/2017 to 12/31/2017	$11.06931	$12.81766	932
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.40112	$7.18609	24,210
01/01/2009 to 12/31/2009	$7.18609	$9.11300	462,335
01/01/2010 to 12/31/2010	$9.11300	$10.08251	42,967
01/01/2011 to 12/31/2011	$10.08251	$10.16452	70,694
01/01/2012 to 12/31/2012	$10.16452	$11.19894	4,243
01/01/2013 to 12/31/2013	$11.19894	$14.30402	31,006
01/01/2014 to 12/31/2014	$14.30402	$15.78979	89,009
01/01/2015 to 12/31/2015	$15.78979	$16.01439	37,686
01/01/2016 to 12/31/2016	$16.01439	$16.44009	5,967
01/01/2017 to 12/31/2017	$16.44009	$20.13607	3,598

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.84754	$6.89458	32,277
01/01/2009 to 12/31/2009	$6.89458	$8.05130	538,603
01/01/2010 to 12/31/2010	$8.05130	$8.88505	14,106
01/01/2011 to 12/31/2011	$8.88505	$8.57437	45,629
01/01/2012 to 12/31/2012	$8.57437	$9.67350	75,425
01/01/2013 to 12/31/2013	$9.67350	$12.28257	30,965
01/01/2014 to 12/31/2014	$12.28257	$13.26371	123,862
01/01/2015 to 12/31/2015	$13.26371	$12.35129	773
01/01/2016 to 12/31/2016	$12.35129	$13.93731	9,959
01/01/2017 to 12/31/2017	$13.93731	$15.45514	4,045
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$13.42213	$8.02794	19,253
01/01/2009 to 12/31/2009	$8.02794	$10.85415	35,155
01/01/2010 to 12/31/2010	$10.85415	$13.62531	363,968
01/01/2011 to 12/31/2011	$13.62531	$12.93385	14,890
01/01/2012 to 12/31/2012	$12.93385	$14.58691	82,062
01/01/2013 to 12/31/2013	$14.58691	$18.61142	28,227
01/01/2014 to 12/31/2014	$18.61142	$19.26440	4,620
01/01/2015 to 12/31/2015	$19.26440	$18.88426	16,694
01/01/2016 to 12/31/2016	$18.88426	$20.83747	6,263
01/01/2017 to 12/31/2017	$20.83747	$24.09894	1,766
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$14.06650	$8.75881	55,681
01/01/2009 to 12/31/2009	$8.75881	$11.20491	107,295
01/01/2010 to 12/31/2010	$11.20491	$13.19305	58,649
01/01/2011 to 12/31/2011	$13.19305	$12.39051	105,563
01/01/2012 to 12/31/2012	$12.39051	$14.11742	104,327
01/01/2013 to 12/31/2013	$14.11742	$18.23793	29,991
01/01/2014 to 12/31/2014	$18.23793	$19.64343	3,820
01/01/2015 to 12/31/2015	$19.64343	$17.62217	2,140
01/01/2016 to 12/31/2016	$17.62217	$21.41983	8,525
01/01/2017 to 12/31/2017	$21.41983	$23.16062	2,171
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$12.66991	$7.12304	35,995
01/01/2009 to 12/31/2009	$7.12304	$10.58401	76,174
01/01/2010 to 12/31/2010	$10.58401	$12.23364	37,417
01/01/2011 to 12/31/2011	$12.23364	$12.13300	12,206
01/01/2012 to 12/31/2012	$12.13300	$13.78447	7,936
01/01/2013 to 12/31/2013	$13.78447	$18.09269	7,576
01/01/2014 to 12/31/2014	$18.09269	$20.69336	6,354
01/01/2015 to 12/31/2015	$20.69336	$21.73569	5,377
01/01/2016 to 12/31/2016	$21.73569	$22.36469	4,964
01/01/2017 to 12/31/2017	$22.36469	$28.50325	4,619
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$27.04620	$16.66845	43,174
01/01/2009 to 12/31/2009	$16.66845	$18.81865	88,952
01/01/2010 to 12/31/2010	$18.81865	$21.66296	66,859
01/01/2011 to 12/31/2011	$21.66296	$21.65215	38,693
01/01/2012 to 12/31/2012	$21.65215	$21.77706	38,369
01/01/2013 to 12/31/2013	$21.77706	$26.41137	26,670
01/01/2014 to 12/31/2014	$26.41137	$23.01107	12,130
01/01/2015 to 12/31/2015	$23.01107	$17.23559	4,966
01/01/2016 to 12/31/2016	$17.23559	$20.92357	2,010
01/01/2017 to 12/31/2017	$20.92357	$19.80488	1,681

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$9.73052	$7.65588	33,572
01/01/2009 to 12/31/2009	$7.65588	$8.74813	53,535
01/01/2010 to 12/31/2010	$8.74813	$8.59214	5,412
01/01/2011 to 12/31/2011	$8.59214	$9.75413	7,787
01/01/2012 to 12/31/2012	$9.75413	$10.66440	3,042
01/01/2013 to 12/31/2013	$10.66440	$13.72153	2,144
01/01/2014 to 12/31/2014	$13.72153	$16.00952	1,648
01/01/2015 to 12/31/2015	$16.00952	$16.34453	696
01/01/2016 to 12/31/2016	$16.34453	$15.38116	470
01/01/2017 to 12/31/2017	$15.38116	$16.59333	65
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$15.77910	$10.67919	150,615
01/01/2009 to 12/31/2009	$10.67919	$14.12626	113,280
01/01/2010 to 12/31/2010	$14.12626	$18.35572	125,495
01/01/2011 to 12/31/2011	$18.35572	$14.49555	69,676
01/01/2012 to 12/31/2012	$14.49555	$12.10744	63,838
01/01/2013 to 12/31/2013	$12.10744	$7.34393	39,940
01/01/2014 to 12/31/2014	$7.34393	$5.46516	17,612
01/01/2015 to 12/31/2015	$5.46516	$3.58700	11,948
01/01/2016 to 12/31/2016	$3.58700	$5.46380	18,455
01/01/2017 to 12/31/2017	$5.46380	$5.62313	15,046
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$13.86948	$7.96358	9,660
01/01/2009 to 12/31/2009	$7.96358	$9.95606	43,586
01/01/2010 to 12/31/2010	$9.95606	$12.13527	37,888
01/01/2011 to 12/31/2011	$12.13527	$12.42612	11,950
01/01/2012 to 12/31/2012	$12.42612	$14.23179	12,758
01/01/2013 to 12/31/2013	$14.23179	$13.92443	10,809
01/01/2014 to 12/31/2014	$13.92443	$17.01647	5,569
01/01/2015 to 12/31/2015	$17.01647	$16.68749	18,552
01/01/2016 to 12/31/2016	$16.68749	$17.24691	604
01/01/2017 to 12/31/2017	$17.24691	$18.21699	243
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$7.46249	$4.52447	57,625
01/01/2009 to 12/31/2009	$4.52447	$5.84612	152,859
01/01/2010 to 12/31/2010	$5.84612	$4.79867	209,469
01/01/2011 to 12/31/2011	$4.79867	$2.93171	80,708
01/01/2012 to 12/31/2012	$2.93171	$2.66681	83,113
01/01/2013 to 12/31/2013	$2.66681	$3.03633	49,382
01/01/2014 to 12/31/2014	$3.03633	$2.06993	33,234
01/01/2015 to 12/31/2015	$2.06993	$1.99117	25,837
01/01/2016 to 12/31/2016	$1.99117	$1.84597	22,492
01/01/2017 to 12/31/2017	$1.84597	$1.58977	20,740
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$6.77245	$9.80875	1,410
01/01/2009 to 12/31/2009	$9.80875	$5.68931	96,881
01/01/2010 to 12/31/2010	$5.68931	$4.38301	68,859
01/01/2011 to 12/31/2011	$4.38301	$3.83568	40,986
01/01/2012 to 12/31/2012	$3.83568	$3.04441	32,737
01/01/2013 to 12/31/2013	$3.04441	$2.10086	14,860
01/01/2014 to 12/31/2014	$2.10086	$1.65554	10,034
01/01/2015 to 12/31/2015	$1.65554	$1.40722	9,298
01/01/2016 to 12/31/2016	$1.40722	$1.23720	18,189
01/01/2017 to 12/31/2017	$1.23720	$0.90405	15,849

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$13.88397	$8.95265	22,429
01/01/2009 to 12/31/2009	$8.95265	$11.04130	58,108
01/01/2010 to 12/31/2010	$11.04130	$13.56950	74,041
01/01/2011 to 12/31/2011	$13.56950	$13.43463	18,342
01/01/2012 to 12/31/2012	$13.43463	$14.77091	15,957
01/01/2013 to 12/31/2013	$14.77091	$20.27570	80,138
01/01/2014 to 12/31/2014	$20.27570	$20.25017	8,019
01/01/2015 to 12/31/2015	$20.25017	$20.02666	19,353
01/01/2016 to 12/31/2016	$20.02666	$23.53859	12,631
01/01/2017 to 12/31/2017	$23.53859	$25.99466	7,044
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$13.25681	$8.98200	25,091
01/01/2009 to 12/31/2009	$8.98200	$10.57112	32,653
01/01/2010 to 12/31/2010	$10.57112	$12.61731	91,202
01/01/2011 to 12/31/2011	$12.61731	$11.82791	20,580
01/01/2012 to 12/31/2012	$11.82791	$13.42929	61,323
01/01/2013 to 12/31/2013	$13.42929	$18.07305	100,408
01/01/2014 to 12/31/2014	$18.07305	$18.69349	16,717
01/01/2015 to 12/31/2015	$18.69349	$16.76000	10,549
01/01/2016 to 12/31/2016	$16.76000	$21.09858	19,158
01/01/2017 to 12/31/2017	$21.09858	$22.62810	11,084
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$15.91006	$10.19880	32,436
01/01/2009 to 12/31/2009	$10.19880	$10.69907	12,742
01/01/2010 to 12/31/2010	$10.69907	$12.09905	41,695
01/01/2011 to 12/31/2011	$12.09905	$12.04831	8,234
01/01/2012 to 12/31/2012	$12.04831	$13.72191	59,339
01/01/2013 to 12/31/2013	$13.72191	$15.03201	3,968
01/01/2014 to 12/31/2014	$15.03201	$14.77685	3,685
01/01/2015 to 12/31/2015	$14.77685	$14.66425	1,050
01/01/2016 to 12/31/2016	$14.66425	$17.43979	725
01/01/2017 to 12/31/2017	$17.43979	$16.68638	826
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$11.55789	$16.91701	41,973
01/01/2009 to 12/31/2009	$16.91701	$11.14239	54,783
01/01/2010 to 12/31/2010	$11.14239	$11.99222	15,725
01/01/2011 to 12/31/2011	$11.99222	$16.82485	15,972
01/01/2012 to 12/31/2012	$16.82485	$16.60557	4,122
01/01/2013 to 12/31/2013	$16.60557	$13.12943	2,836
01/01/2014 to 12/31/2014	$13.12943	$17.50471	2,556
01/01/2015 to 12/31/2015	$17.50471	$16.14552	934
01/01/2016 to 12/31/2016	$16.14552	$15.73473	1,815
01/01/2017 to 12/31/2017	$15.73473	$16.84111	1,227
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$17.88701	$5.68591	8,054
01/01/2009 to 12/31/2009	$5.68591	$9.21434	112,783
01/01/2010 to 12/31/2010	$9.21434	$13.48171	90,655
01/01/2011 to 12/31/2011	$13.48171	$11.38001	14,829
01/01/2012 to 12/31/2012	$11.38001	$14.73756	10,051
01/01/2013 to 12/31/2013	$14.73756	$24.57884	8,327
01/01/2014 to 12/31/2014	$24.57884	$27.71196	3,825
01/01/2015 to 12/31/2015	$27.71196	$24.60992	1,531
01/01/2016 to 12/31/2016	$24.60992	$33.17858	1,461
01/01/2017 to 12/31/2017	$33.17858	$41.79463	1,009

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$18.23569	$12.35319	36,248
01/01/2009 to 12/31/2009	$12.35319	$13.37157	47,094
01/01/2010 to 12/31/2010	$13.37157	$13.84856	34,825
01/01/2011 to 12/31/2011	$13.84856	$15.90808	23,874
01/01/2012 to 12/31/2012	$15.90808	$15.57129	16,888
01/01/2013 to 12/31/2013	$15.57129	$17.24733	11,862
01/01/2014 to 12/31/2014	$17.24733	$21.22344	9,756
01/01/2015 to 12/31/2015	$21.22344	$19.41758	4,216
01/01/2016 to 12/31/2016	$19.41758	$21.84374	3,734
01/01/2017 to 12/31/2017	$21.84374	$23.62547	2,900
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.55512	$8.04284	14,320
01/01/2009 to 12/31/2009	$8.04284	$10.78241	17,242
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.16260	$7.86445	10,121
01/01/2009 to 12/31/2009	$7.86445	$8.74622	92,477
01/01/2010 to 12/31/2010	$8.74622	$10.19917	49,338
01/01/2011 to 12/31/2011	$10.19917	$10.82397	44,122
01/01/2012 to 12/31/2012	$10.82397	$11.57919	47,445
01/01/2013 to 12/31/2013	$11.57919	$16.09222	20,710
01/01/2014 to 04/25/2014	$16.09222	$15.84429	0
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$13.78971	$7.43778	24,434
01/01/2009 to 12/31/2009	$7.43778	$8.21512	48,802
01/01/2010 to 12/31/2010	$8.21512	$9.56634	44,114
01/01/2011 to 12/31/2011	$9.56634	$9.19446	26,089
01/01/2012 to 12/31/2012	$9.19446	$10.15733	15,485
01/01/2013 to 12/31/2013	$10.15733	$13.48237	9,026
01/01/2014 to 04/25/2014	$13.48237	$13.37135	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$11.92678	$8.33486	7,072
01/01/2009 to 12/31/2009	$8.33486	$9.28351	16,927
01/01/2010 to 12/31/2010	$9.28351	$10.59434	9,413
01/01/2011 to 12/31/2011	$10.59434	$11.15554	9,090
01/01/2012 to 12/31/2012	$11.15554	$12.07538	11,920
01/01/2013 to 12/31/2013	$12.07538	$15.44481	6,451
01/01/2014 to 04/25/2014	$15.44481	$15.17647	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.09417	$6.44714	17,555
01/01/2009 to 12/31/2009	$6.44714	$7.19192	49,600
01/01/2010 to 12/31/2010	$7.19192	$8.19034	44,803
01/01/2011 to 12/31/2011	$8.19034	$8.48754	39,705
01/01/2012 to 12/31/2012	$8.48754	$8.75784	26,568
01/01/2013 to 12/31/2013	$8.75784	$10.97401	16,458
01/01/2014 to 04/25/2014	$10.97401	$11.32455	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Value Line Target 25 Portfolio
06/30/2008* to 12/31/2008	$9.89504	$4.53410	0
01/01/2009 to 12/31/2009	$4.53410	$4.74747	0
01/01/2010 to 12/31/2010	$4.74747	$6.05241	0
01/01/2011 to 12/31/2011	$6.05241	$4.45708	0
01/01/2012 to 12/31/2012	$4.45708	$5.28688	0
01/01/2013 to 12/31/2013	$5.28688	$6.78956	0
01/01/2014 to 04/25/2014	$6.78956	$7.23565	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$19.90821	$12.36260	14,524
01/01/2009 to 12/31/2009	$12.36260	$14.12227	21,554
01/01/2010 to 07/16/2010	$14.12227	$13.52505	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$13.52505	$15.71364	29,303
01/01/2011 to 12/31/2011	$15.71364	$15.02989	22,273
01/01/2012 to 12/31/2012	$15.02989	$17.55113	7,780
01/01/2013 to 12/31/2013	$17.55113	$22.35527	9,468
01/01/2014 to 12/31/2014	$22.35527	$24.10554	5,601
01/01/2015 to 12/31/2015	$24.10554	$23.43965	2,434
01/01/2016 to 04/29/2016	$23.43965	$23.42105	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with any one combo 5% or HDV and Gro Plus or HD GRO with DB (2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.53730	$10.73737	0
01/01/2009 to 12/31/2009	$10.73737	$12.25220	0
01/01/2010 to 12/31/2010	$12.25220	$13.91651	0
01/01/2011 to 12/31/2011	$13.91651	$13.95613	0
01/01/2012 to 12/31/2012	$13.95613	$15.54430	0
01/01/2013 to 12/31/2013	$15.54430	$16.69126	0
01/01/2014 to 12/31/2014	$16.69126	$16.67176	0
01/01/2015 to 12/31/2015	$16.67176	$16.29672	0
01/01/2016 to 12/31/2016	$16.29672	$17.33837	0
01/01/2017 to 12/31/2017	$17.33837	$17.73468	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.63941	$7.74398	24,717,771
01/01/2009 to 12/31/2009	$7.74398	$9.39918	23,242,083
01/01/2010 to 12/31/2010	$9.39918	$10.27135	21,065,300
01/01/2011 to 12/31/2011	$10.27135	$9.75866	19,513,642
01/01/2012 to 12/31/2012	$9.75866	$10.72092	17,791,558
01/01/2013 to 12/31/2013	$10.72092	$11.50727	16,059,834
01/01/2014 to 12/31/2014	$11.50727	$11.65994	14,118,845
01/01/2015 to 12/31/2015	$11.65994	$11.01377	12,333,886
01/01/2016 to 12/31/2016	$11.01377	$11.43118	9,252,713
01/01/2017 to 12/31/2017	$11.43118	$12.56184	6,329,870
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.32314	$7.75747	12,101,558
01/01/2009 to 12/31/2009	$7.75747	$9.55504	10,896,474
01/01/2010 to 12/31/2010	$9.55504	$10.60403	10,192,107
01/01/2011 to 12/31/2011	$10.60403	$10.36157	9,542,021
01/01/2012 to 12/31/2012	$10.36157	$11.49278	9,009,323
01/01/2013 to 12/31/2013	$11.49278	$13.07415	8,356,735
01/01/2014 to 12/31/2014	$13.07415	$13.53971	7,897,791
01/01/2015 to 12/31/2015	$13.53971	$13.32089	7,145,309
01/01/2016 to 12/31/2016	$13.32089	$13.92599	5,360,021
01/01/2017 to 12/31/2017	$13.92599	$15.89348	3,775,393
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.50544	$9.87493	84,224
01/01/2009 to 12/31/2009	$9.87493	$11.35099	219,916
01/01/2010 to 12/31/2010	$11.35099	$12.61266	244,755
01/01/2011 to 12/31/2011	$12.61266	$12.75003	209,194
01/01/2012 to 05/04/2012	$12.75003	$13.81725	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99800	$11.57669	0
01/01/2014 to 12/31/2014	$11.57669	$12.78683	0
01/01/2015 to 12/31/2015	$12.78683	$12.69548	0
01/01/2016 to 12/31/2016	$12.69548	$13.71777	0
01/01/2017 to 12/31/2017	$13.71777	$16.35337	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.51115	$8.01015	10,023,046
01/01/2009 to 12/31/2009	$8.01015	$9.63935	10,231,854
01/01/2010 to 12/31/2010	$9.63935	$10.56663	9,858,868
01/01/2011 to 12/31/2011	$10.56663	$10.18814	9,887,331
01/01/2012 to 12/31/2012	$10.18814	$11.18372	9,627,135
01/01/2013 to 12/31/2013	$11.18372	$12.84171	9,058,656
01/01/2014 to 12/31/2014	$12.84171	$13.35095	8,563,155
01/01/2015 to 12/31/2015	$13.35095	$13.09254	7,937,351
01/01/2016 to 12/31/2016	$13.09254	$13.58390	6,224,113
01/01/2017 to 12/31/2017	$13.58390	$15.23521	4,452,733
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99800	$9.11990	212,437
01/01/2012 to 12/31/2012	$9.11990	$9.95950	422,305
01/01/2013 to 12/31/2013	$9.95950	$10.77550	461,960
01/01/2014 to 12/31/2014	$10.77550	$11.03168	466,744
01/01/2015 to 12/31/2015	$11.03168	$10.44382	367,158
01/01/2016 to 12/31/2016	$10.44382	$10.90340	297,066
01/01/2017 to 12/31/2017	$10.90340	$11.98464	232,936
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99800	$10.44553	50,652
01/01/2014 to 12/31/2014	$10.44553	$10.55977	68,200
01/01/2015 to 12/31/2015	$10.55977	$10.33450	137,827
01/01/2016 to 12/31/2016	$10.33450	$10.72737	147,152
01/01/2017 to 04/28/2017	$10.72737	$11.08172	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.60201	$10.46289	592,710
01/01/2009 to 12/31/2009	$10.46289	$11.25647	669,201
01/01/2010 to 12/31/2010	$11.25647	$11.41468	651,501
01/01/2011 to 12/31/2011	$11.41468	$11.39170	501,665
01/01/2012 to 12/31/2012	$11.39170	$11.63991	511,927
01/01/2013 to 12/31/2013	$11.63991	$11.11362	531,679
01/01/2014 to 12/31/2014	$11.11362	$10.83626	445,462
01/01/2015 to 12/31/2015	$10.83626	$10.62736	411,071
01/01/2016 to 12/31/2016	$10.62736	$10.54252	354,205
01/01/2017 to 12/31/2017	$10.54252	$10.46567	322,474
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.45836	$10.93063	2,193,275
01/01/2009 to 12/31/2009	$10.93063	$12.43147	2,317,678
01/01/2010 to 12/31/2010	$12.43147	$13.06967	2,549,857
01/01/2011 to 12/31/2011	$13.06967	$13.16201	2,303,948
01/01/2012 to 12/31/2012	$13.16201	$14.04313	2,297,207
01/01/2013 to 12/31/2013	$14.04313	$13.45432	2,275,090
01/01/2014 to 12/31/2014	$13.45432	$13.68707	1,918,987
01/01/2015 to 12/31/2015	$13.68707	$13.07699	1,870,645
01/01/2016 to 12/31/2016	$13.07699	$13.30350	1,605,857
01/01/2017 to 12/31/2017	$13.30350	$13.55149	1,512,283
AST Bond Portfolio 2016
01/01/2010 to 12/31/2010	$9.60475	$10.34690	439
01/01/2011 to 12/31/2011	$10.34690	$11.07251	1,237
01/01/2012 to 12/31/2012	$11.07251	$11.25629	0
01/01/2013 to 12/31/2013	$11.25629	$10.91050	0
01/01/2014 to 12/31/2014	$10.91050	$10.69788	0
01/01/2015 to 12/31/2015	$10.69788	$10.41721	0
01/01/2016 to 12/31/2016	$10.41721	$10.21464	0
01/01/2017 to 01/03/2017	$10.21464	$10.20911	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99734	$10.69708	0
01/01/2011 to 12/31/2011	$10.69708	$11.63198	2,278
01/01/2012 to 12/31/2012	$11.63198	$11.93356	1,487
01/01/2013 to 12/31/2013	$11.93356	$11.40747	0
01/01/2014 to 12/31/2014	$11.40747	$11.29275	0
01/01/2015 to 12/31/2015	$11.29275	$11.03994	0
01/01/2016 to 12/31/2016	$11.03994	$10.90069	0
01/01/2017 to 12/31/2017	$10.90069	$10.71817	0
AST Bond Portfolio 2018
01/01/2010 to 12/31/2010	$9.65050	$10.47524	0
01/01/2011 to 12/31/2011	$10.47524	$11.61271	0
01/01/2012 to 12/31/2012	$11.61271	$11.98148	0
01/01/2013 to 12/31/2013	$11.98148	$11.32634	0
01/01/2014 to 12/31/2014	$11.32634	$11.34884	0
01/01/2015 to 12/31/2015	$11.34884	$11.16627	0
01/01/2016 to 12/31/2016	$11.16627	$11.07421	0
01/01/2017 to 12/31/2017	$11.07421	$10.88624	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.55993	$10.38422	0
01/01/2011 to 12/31/2011	$10.38422	$11.75441	0
01/01/2012 to 12/31/2012	$11.75441	$12.14408	1,313
01/01/2013 to 12/31/2013	$12.14408	$11.27993	1,857
01/01/2014 to 12/31/2014	$11.27993	$11.47865	1,462
01/01/2015 to 12/31/2015	$11.47865	$11.32316	0
01/01/2016 to 12/31/2016	$11.32316	$11.21186	0
01/01/2017 to 12/31/2017	$11.21186	$11.02658	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.23759	$10.07529	0
01/01/2011 to 12/31/2011	$10.07529	$11.67055	0
01/01/2012 to 12/31/2012	$11.67055	$12.10982	0
01/01/2013 to 12/31/2013	$12.10982	$11.04911	0
01/01/2014 to 12/31/2014	$11.04911	$11.44817	0
01/01/2015 to 12/31/2015	$11.44817	$11.34401	0
01/01/2016 to 12/31/2016	$11.34401	$11.28902	0
01/01/2017 to 12/31/2017	$11.28902	$11.11645	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99734	$10.94114	0
01/01/2011 to 12/31/2011	$10.94114	$12.84697	0
01/01/2012 to 12/31/2012	$12.84697	$13.39010	0
01/01/2013 to 12/31/2013	$13.39010	$12.15378	0
01/01/2014 to 12/31/2014	$12.15378	$12.77330	0
01/01/2015 to 12/31/2015	$12.77330	$12.68908	0
01/01/2016 to 12/31/2016	$12.68908	$12.63714	0
01/01/2017 to 12/31/2017	$12.63714	$12.52958	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99800	$11.94738	0
01/01/2012 to 12/31/2012	$11.94738	$12.34198	0
01/01/2013 to 12/31/2013	$12.34198	$10.87178	0
01/01/2014 to 12/31/2014	$10.87178	$11.71116	0
01/01/2015 to 12/31/2015	$11.71116	$11.66980	0
01/01/2016 to 12/31/2016	$11.66980	$11.59834	0
01/01/2017 to 12/31/2017	$11.59834	$11.49829	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99735	$10.33536	0
01/01/2013 to 12/31/2013	$10.33536	$9.05842	0
01/01/2014 to 12/31/2014	$9.05842	$9.95664	0
01/01/2015 to 12/31/2015	$9.95664	$9.98085	0
01/01/2016 to 12/31/2016	$9.98085	$9.92796	0
01/01/2017 to 12/31/2017	$9.92796	$9.85456	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99867	$8.69606	0
01/01/2014 to 12/31/2014	$8.69606	$9.72581	0
01/01/2015 to 12/31/2015	$9.72581	$9.76207	0
01/01/2016 to 12/31/2016	$9.76207	$9.71000	0
01/01/2017 to 12/31/2017	$9.71000	$9.63709	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99867	$11.23399	0
01/01/2015 to 12/31/2015	$11.23399	$11.18350	0
01/01/2016 to 12/31/2016	$11.18350	$11.18550	0
01/01/2017 to 12/31/2017	$11.18550	$11.11752	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99867	$9.87711	0
01/01/2016 to 12/31/2016	$9.87711	$9.84077	0
01/01/2017 to 12/31/2017	$9.84077	$9.83767	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99735	$9.81931	0
01/01/2017 to 12/31/2017	$9.81931	$9.84156	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99734	$9.97545	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14477	$10.29004	932
01/01/2010 to 12/31/2010	$10.29004	$11.42158	1,524
01/01/2011 to 12/31/2011	$11.42158	$10.49332	1,085
01/01/2012 to 12/31/2012	$10.49332	$11.59640	1,980
01/01/2013 to 12/31/2013	$11.59640	$14.87549	1,872
01/01/2014 to 12/31/2014	$14.87549	$16.00890	1,323
01/01/2015 to 12/31/2015	$16.00890	$14.88019	73
01/01/2016 to 12/31/2016	$14.88019	$16.52022	24
01/01/2017 to 04/28/2017	$16.52022	$17.07195	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.88277	$7.54529	31,116,728
01/01/2009 to 12/31/2009	$7.54529	$9.22964	29,319,246
01/01/2010 to 12/31/2010	$9.22964	$10.21314	26,379,712
01/01/2011 to 12/31/2011	$10.21314	$9.72657	24,143,441
01/01/2012 to 12/31/2012	$9.72657	$10.79546	22,058,472
01/01/2013 to 12/31/2013	$10.79546	$12.92615	20,979,731
01/01/2014 to 12/31/2014	$12.92615	$13.49842	19,594,752
01/01/2015 to 12/31/2015	$13.49842	$13.24475	17,901,479
01/01/2016 to 12/31/2016	$13.24475	$13.81135	14,261,358
01/01/2017 to 12/31/2017	$13.81135	$15.89257	9,977,612
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99800	$11.58693	0
01/01/2014 to 12/31/2014	$11.58693	$12.84797	339
01/01/2015 to 12/31/2015	$12.84797	$12.09174	1,308
01/01/2016 to 12/31/2016	$12.09174	$13.56008	435
01/01/2017 to 12/31/2017	$13.56008	$15.67129	894

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$21.78216	$13.80672	17,748
01/01/2009 to 12/31/2009	$13.80672	$17.77760	39,068
01/01/2010 to 12/31/2010	$17.77760	$22.32975	33,474
01/01/2011 to 12/31/2011	$22.32975	$23.23117	25,211
01/01/2012 to 12/31/2012	$23.23117	$26.15266	23,586
01/01/2013 to 12/31/2013	$26.15266	$26.32479	19,557
01/01/2014 to 12/31/2014	$26.32479	$33.63610	13,193
01/01/2015 to 12/31/2015	$33.63610	$34.41925	11,497
01/01/2016 to 12/31/2016	$34.41925	$35.21303	9,136
01/01/2017 to 12/31/2017	$35.21303	$36.51688	7,453
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$15.60158	$14.23496	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99800	$9.63887	179,377
01/01/2014 to 12/31/2014	$9.63887	$9.88750	287,745
01/01/2015 to 12/31/2015	$9.88750	$9.64080	887,999
01/01/2016 to 12/31/2016	$9.64080	$9.83994	754,342
01/01/2017 to 04/28/2017	$9.83994	$10.01909	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.99003	$7.09836	488,536
01/01/2009 to 12/31/2009	$7.09836	$8.39893	570,368
01/01/2010 to 12/31/2010	$8.39893	$9.28976	569,836
01/01/2011 to 12/31/2011	$9.28976	$8.84302	641,725
01/01/2012 to 12/31/2012	$8.84302	$9.80729	709,105
01/01/2013 to 12/31/2013	$9.80729	$11.41209	876,385
01/01/2014 to 12/31/2014	$11.41209	$11.77519	998,291
01/01/2015 to 10/16/2015	$11.77519	$11.67516	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.14178	$7.12389	10,075,618
01/01/2009 to 12/31/2009	$7.12389	$8.61129	9,506,956
01/01/2010 to 12/31/2010	$8.61129	$9.61195	8,823,667
01/01/2011 to 12/31/2011	$9.61195	$9.24048	8,045,017
01/01/2012 to 12/31/2012	$9.24048	$9.97757	7,314,299
01/01/2013 to 12/31/2013	$9.97757	$11.17547	6,524,756
01/01/2014 to 12/31/2014	$11.17547	$11.25092	5,451,045
01/01/2015 to 12/31/2015	$11.25092	$11.08965	4,953,254
01/01/2016 to 12/31/2016	$11.08965	$11.28452	3,594,820
01/01/2017 to 12/31/2017	$11.28452	$12.82876	2,311,106
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99801	$7.44709	207,524
01/01/2009 to 11/13/2009	$7.44709	$8.27400	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99801	$10.69256	1,021,011
01/01/2013 to 12/31/2013	$10.69256	$12.99000	1,066,395
01/01/2014 to 12/31/2014	$12.99000	$13.08110	897,270
01/01/2015 to 10/16/2015	$13.08110	$12.45832	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99800	$10.76019	455,695
01/01/2014 to 12/31/2014	$10.76019	$10.77064	748,751
01/01/2015 to 10/16/2015	$10.77064	$10.21874	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17469	$6.09221	2,070
01/01/2009 to 12/31/2009	$6.09221	$8.03301	2,045
01/01/2010 to 12/31/2010	$8.03301	$9.42411	918
01/01/2011 to 12/31/2011	$9.42411	$8.73477	415
01/01/2012 to 12/31/2012	$8.73477	$10.80981	1,054
01/01/2013 to 12/31/2013	$10.80981	$11.00897	1,712
01/01/2014 to 12/31/2014	$11.00897	$12.24098	1,804
01/01/2015 to 12/31/2015	$12.24098	$11.93644	35
01/01/2016 to 12/31/2016	$11.93644	$11.75503	11
01/01/2017 to 12/31/2017	$11.75503	$12.72268	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$14.09024	$8.21379	1,772
01/01/2009 to 12/31/2009	$8.21379	$11.97677	19,497
01/01/2010 to 12/31/2010	$11.97677	$12.89210	23,748
01/01/2011 to 12/31/2011	$12.89210	$12.08519	6,867
01/01/2012 to 12/31/2012	$12.08519	$14.12595	8,699
01/01/2013 to 12/31/2013	$14.12595	$17.88722	11,562
01/01/2014 to 02/07/2014	$17.88722	$17.58289	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.52458	$9.56510	401,455
01/01/2009 to 12/31/2009	$9.56510	$11.12694	778,721
01/01/2010 to 12/31/2010	$11.12694	$12.25943	666,136
01/01/2011 to 12/31/2011	$12.25943	$11.30526	360,168
01/01/2012 to 12/31/2012	$11.30526	$13.20340	369,016
01/01/2013 to 12/31/2013	$13.20340	$17.20922	362,529
01/01/2014 to 12/31/2014	$17.20922	$19.00199	281,967
01/01/2015 to 12/31/2015	$19.00199	$17.68881	794,737
01/01/2016 to 12/31/2016	$17.68881	$19.25805	680,026
01/01/2017 to 12/31/2017	$19.25805	$20.62926	586,931
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.78248	$10.27535	22,556
01/01/2009 to 12/31/2009	$10.27535	$15.75473	99,043
01/01/2010 to 12/31/2010	$15.75473	$18.42533	94,647
01/01/2011 to 12/31/2011	$18.42533	$17.44837	57,000
01/01/2012 to 12/31/2012	$17.44837	$20.36914	54,654
01/01/2013 to 12/31/2013	$20.36914	$26.28029	52,682
01/01/2014 to 12/31/2014	$26.28029	$28.60634	37,749
01/01/2015 to 12/31/2015	$28.60634	$26.33242	44,348
01/01/2016 to 12/31/2016	$26.33242	$26.12461	40,009
01/01/2017 to 12/31/2017	$26.12461	$32.40757	36,327
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.15952	$7.51618	676,506
01/01/2009 to 12/31/2009	$7.51618	$9.05120	959,211
01/01/2010 to 12/31/2010	$9.05120	$9.85860	1,093,239
01/01/2011 to 12/31/2011	$9.85860	$9.57365	807,701
01/01/2012 to 12/31/2012	$9.57365	$10.28998	850,571
01/01/2013 to 12/31/2013	$10.28998	$11.02934	742,791
01/01/2014 to 12/31/2014	$11.02934	$11.19969	747,891
01/01/2015 to 12/31/2015	$11.19969	$10.83137	762,290
01/01/2016 to 12/31/2016	$10.83137	$11.12768	517,346
01/01/2017 to 12/31/2017	$11.12768	$12.19553	442,111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.68837	$12.66492	15
01/01/2009 to 12/31/2009	$12.66492	$15.67951	3,689
01/01/2010 to 12/31/2010	$15.67951	$19.39969	3,806
01/01/2011 to 12/31/2011	$19.39969	$19.18139	1,710
01/01/2012 to 12/31/2012	$19.18139	$21.65766	2,292
01/01/2013 to 12/31/2013	$21.65766	$29.34247	2,831
01/01/2014 to 12/31/2014	$29.34247	$30.69967	2,689
01/01/2015 to 12/31/2015	$30.69967	$28.31654	1,665
01/01/2016 to 12/31/2016	$28.31654	$34.35817	951
01/01/2017 to 12/31/2017	$34.35817	$37.62334	68
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.11124	$10.11620	1,352,613
01/01/2009 to 12/31/2009	$10.11620	$9.89756	3,646,303
01/01/2010 to 12/31/2010	$9.89756	$9.66248	1,560,180
01/01/2011 to 12/31/2011	$9.66248	$9.43310	767,860
01/01/2012 to 12/31/2012	$9.43310	$9.20693	829,333
01/01/2013 to 12/31/2013	$9.20693	$8.98599	563,706
01/01/2014 to 12/31/2014	$8.98599	$8.77029	428,616
01/01/2015 to 12/31/2015	$8.77029	$8.55988	322,506
01/01/2016 to 12/31/2016	$8.55988	$8.35487	207,348
01/01/2017 to 12/31/2017	$8.35487	$8.18279	132,232
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$14.02980	$10.19526	62,088
01/01/2009 to 12/31/2009	$10.19526	$13.48847	128,274
01/01/2010 to 12/31/2010	$13.48847	$14.94202	75,370
01/01/2011 to 12/31/2011	$14.94202	$15.04678	52,310
01/01/2012 to 12/31/2012	$15.04678	$16.72268	40,827
01/01/2013 to 12/31/2013	$16.72268	$17.49331	27,642
01/01/2014 to 12/31/2014	$17.49331	$17.51018	14,387
01/01/2015 to 12/31/2015	$17.51018	$16.48093	11,743
01/01/2016 to 12/31/2016	$16.48093	$18.56310	20,283
01/01/2017 to 12/31/2017	$18.56310	$19.47259	7,469
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.84162	$8.47508	1,717,935
01/01/2009 to 12/31/2009	$8.47508	$9.87927	1,503,133
01/01/2010 to 12/31/2010	$9.87927	$10.91110	1,340,257
01/01/2011 to 12/31/2011	$10.91110	$10.20406	1,124,133
01/01/2012 to 12/31/2012	$10.20406	$11.64050	1,093,570
01/01/2013 to 12/31/2013	$11.64050	$15.88999	985,023
01/01/2014 to 12/31/2014	$15.88999	$17.64053	900,766
01/01/2015 to 12/31/2015	$17.64053	$15.86796	733,871
01/01/2016 to 12/31/2016	$15.86796	$18.56805	621,714
01/01/2017 to 12/31/2017	$18.56805	$21.60215	507,763
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$23.49169	$11.41024	538,783
01/01/2009 to 12/31/2009	$11.41024	$15.06640	664,878
01/01/2010 to 12/31/2010	$15.06640	$16.83703	586,157
01/01/2011 to 12/31/2011	$16.83703	$14.30950	416,752
01/01/2012 to 12/31/2012	$14.30950	$16.80988	404,569
01/01/2013 to 12/31/2013	$16.80988	$19.53315	409,581
01/01/2014 to 12/31/2014	$19.53315	$18.01097	358,312
01/01/2015 to 12/31/2015	$18.01097	$18.13208	328,914
01/01/2016 to 12/31/2016	$18.13208	$17.02928	287,739
01/01/2017 to 12/31/2017	$17.02928	$22.51034	255,974

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$23.97914	$13.10479	460,577
01/01/2009 to 12/31/2009	$13.10479	$16.69116	440,216
01/01/2010 to 12/31/2010	$16.69116	$18.09631	396,620
01/01/2011 to 12/31/2011	$18.09631	$15.44591	332,717
01/01/2012 to 12/31/2012	$15.44591	$17.58867	327,543
01/01/2013 to 12/31/2013	$17.58867	$20.50847	318,333
01/01/2014 to 12/31/2014	$20.50847	$18.67440	295,485
01/01/2015 to 12/31/2015	$18.67440	$18.37517	294,687
01/01/2016 to 12/31/2016	$18.37517	$18.03933	253,925
01/01/2017 to 12/31/2017	$18.03933	$21.62452	232,985
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.17945	$6.88474	165,374
01/01/2009 to 12/31/2009	$6.88474	$8.51142	595,656
01/01/2010 to 12/31/2010	$8.51142	$9.45507	864,252
01/01/2011 to 12/31/2011	$9.45507	$9.17589	807,596
01/01/2012 to 12/31/2012	$9.17589	$10.17172	726,479
01/01/2013 to 12/31/2013	$10.17172	$11.54401	821,436
01/01/2014 to 12/31/2014	$11.54401	$11.98404	715,298
01/01/2015 to 12/31/2015	$11.98404	$11.57390	631,769
01/01/2016 to 12/31/2016	$11.57390	$11.88608	611,378
01/01/2017 to 12/31/2017	$11.88608	$13.56873	412,462
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.10134	$11.49995	5,521
01/01/2009 to 12/31/2009	$11.49995	$15.25131	19,898
01/01/2010 to 12/31/2010	$15.25131	$15.95280	15,820
01/01/2011 to 12/31/2011	$15.95280	$14.14559	6,028
01/01/2012 to 12/31/2012	$14.14559	$16.83037	6,958
01/01/2013 to 12/31/2013	$16.83037	$18.94977	4,643
01/01/2014 to 12/31/2014	$18.94977	$17.31767	4,544
01/01/2015 to 12/31/2015	$17.31767	$16.42954	3,236
01/01/2016 to 12/31/2016	$16.42954	$16.34602	1,797
01/01/2017 to 12/31/2017	$16.34602	$20.68269	1,180
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$14.14662	$11.37477	4,834,657
01/01/2009 to 12/31/2009	$11.37477	$13.54626	4,247,479
01/01/2010 to 12/31/2010	$13.54626	$14.18886	3,365,501
01/01/2011 to 12/31/2011	$14.18886	$13.88127	2,915,996
01/01/2012 to 12/31/2012	$13.88127	$14.99991	2,571,414
01/01/2013 to 12/31/2013	$14.99991	$16.25510	2,256,982
01/01/2014 to 12/31/2014	$16.25510	$16.72933	1,932,637
01/01/2015 to 12/31/2015	$16.72933	$16.29797	1,670,766
01/01/2016 to 12/31/2016	$16.29797	$16.51827	1,369,016
01/01/2017 to 12/31/2017	$16.51827	$18.08063	972,195
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08339	$10.28028	936
01/01/2010 to 12/31/2010	$10.28028	$11.16912	10,740
01/01/2011 to 12/31/2011	$11.16912	$10.97368	0
01/01/2012 to 12/31/2012	$10.97368	$12.33648	425
01/01/2013 to 12/31/2013	$12.33648	$16.43467	89
01/01/2014 to 12/31/2014	$16.43467	$17.56476	976
01/01/2015 to 12/31/2015	$17.56476	$18.96630	233
01/01/2016 to 12/31/2016	$18.96630	$18.24106	418
01/01/2017 to 12/31/2017	$18.24106	$24.18398	431

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.90153	$9.29330	1,680,683
01/01/2009 to 12/31/2009	$9.29330	$11.76958	1,848,746
01/01/2010 to 12/31/2010	$11.76958	$13.75625	1,586,546
01/01/2011 to 12/31/2011	$13.75625	$13.30399	1,154,406
01/01/2012 to 12/31/2012	$13.30399	$14.57687	1,053,397
01/01/2013 to 12/31/2013	$14.57687	$19.43594	969,688
01/01/2014 to 12/31/2014	$19.43594	$20.97840	841,680
01/01/2015 to 12/31/2015	$20.97840	$22.53713	706,952
01/01/2016 to 12/31/2016	$22.53713	$23.22420	597,034
01/01/2017 to 12/31/2017	$23.22420	$30.14664	468,191
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.61011	$10.19446	22,158
01/01/2009 to 12/31/2009	$10.19446	$13.39296	101,331
01/01/2010 to 12/31/2010	$13.39296	$14.82518	84,140
01/01/2011 to 12/31/2011	$14.82518	$15.94181	32,239
01/01/2012 to 12/31/2012	$15.94181	$16.48118	31,376
01/01/2013 to 12/31/2013	$16.48118	$15.76386	31,557
01/01/2014 to 12/31/2014	$15.76386	$16.36858	18,083
01/01/2015 to 12/31/2015	$16.36858	$15.88243	6,318
01/01/2016 to 12/31/2016	$15.88243	$15.90556	5,274
01/01/2017 to 12/31/2017	$15.90556	$16.04545	4,888
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$19.23081	$12.38919	2,169
01/01/2009 to 12/31/2009	$12.38919	$15.90171	11,579
01/01/2010 to 12/31/2010	$15.90171	$17.38993	9,712
01/01/2011 to 12/31/2011	$17.38993	$16.44152	3,220
01/01/2012 to 12/31/2012	$16.44152	$19.74963	3,966
01/01/2013 to 12/31/2013	$19.74963	$24.60257	4,476
01/01/2014 to 12/31/2014	$24.60257	$24.88390	3,239
01/01/2015 to 12/31/2015	$24.88390	$23.93084	488
01/01/2016 to 12/31/2016	$23.93084	$25.01908	474
01/01/2017 to 12/31/2017	$25.01908	$30.24224	562
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.29759	$9.50996	111,688
01/01/2009 to 12/31/2009	$9.50996	$11.53757	279,229
01/01/2010 to 12/31/2010	$11.53757	$12.70045	285,023
01/01/2011 to 12/31/2011	$12.70045	$12.32241	235,259
01/01/2012 to 12/31/2012	$12.32241	$14.08094	221,153
01/01/2013 to 12/31/2013	$14.08094	$18.78778	198,237
01/01/2014 to 12/31/2014	$18.78778	$19.93402	191,257
01/01/2015 to 12/31/2015	$19.93402	$20.86204	172,017
01/01/2016 to 12/31/2016	$20.86204	$20.75165	152,957
01/01/2017 to 12/31/2017	$20.75165	$26.47519	119,057
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99801	$10.16785	0
01/01/2013 to 12/31/2013	$10.16785	$13.34811	42
01/01/2014 to 12/31/2014	$13.34811	$14.35891	19
01/01/2015 to 12/31/2015	$14.35891	$13.91297	7
01/01/2016 to 12/31/2016	$13.91297	$15.40573	0
01/01/2017 to 12/31/2017	$15.40573	$17.64443	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02791	$10.05744	0
01/01/2012 to 12/31/2012	$10.05744	$10.29394	0
01/01/2013 to 12/31/2013	$10.29394	$9.76227	0
01/01/2014 to 12/31/2014	$9.76227	$10.01875	6,055
01/01/2015 to 10/16/2015	$10.01875	$9.93138	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.18083	$11.19049	38,578
01/01/2009 to 12/31/2009	$11.19049	$14.17549	35,488
01/01/2010 to 12/31/2010	$14.17549	$17.80319	30,731
01/01/2011 to 12/31/2011	$17.80319	$17.66971	17,416
01/01/2012 to 12/31/2012	$17.66971	$19.38037	18,751
01/01/2013 to 12/31/2013	$19.38037	$25.08380	18,720
01/01/2014 to 12/31/2014	$25.08380	$26.42551	16,095
01/01/2015 to 10/16/2015	$26.42551	$26.93412	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.82758	$9.99763	256
01/01/2009 to 12/31/2009	$9.99763	$11.95942	5,812
01/01/2010 to 12/31/2010	$11.95942	$14.03829	6,543
01/01/2011 to 04/29/2011	$14.03829	$15.70692	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$18.93362	$10.66972	11,886
01/01/2009 to 12/31/2009	$10.66972	$14.64633	92,979
01/01/2010 to 12/31/2010	$14.64633	$17.64530	65,720
01/01/2011 to 12/31/2011	$17.64530	$16.79462	21,418
01/01/2012 to 12/31/2012	$16.79462	$19.19841	24,345
01/01/2013 to 12/31/2013	$19.19841	$26.60932	44,891
01/01/2014 to 12/31/2014	$26.60932	$29.67169	18,678
01/01/2015 to 12/31/2015	$29.67169	$27.32700	9,232
01/01/2016 to 12/31/2016	$27.32700	$31.53530	6,932
01/01/2017 to 12/31/2017	$31.53530	$35.02498	5,790
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99801	$10.27038	300,391
01/01/2013 to 12/31/2013	$10.27038	$11.91995	368,313
01/01/2014 to 12/31/2014	$11.91995	$12.23179	417,655
01/01/2015 to 12/31/2015	$12.23179	$11.78995	433,262
01/01/2016 to 12/31/2016	$11.78995	$12.00495	361,599
01/01/2017 to 12/31/2017	$12.00495	$13.65019	349,779
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10075	$5.55454	0
01/01/2009 to 12/31/2009	$5.55454	$9.02730	10,155
01/01/2010 to 12/31/2010	$9.02730	$10.77293	11,384
01/01/2011 to 12/31/2011	$10.77293	$8.38315	1,218
01/01/2012 to 12/31/2012	$8.38315	$9.64859	2,114
01/01/2013 to 12/31/2013	$9.64859	$9.43803	4,221
01/01/2014 to 12/31/2014	$9.43803	$8.78008	3,752
01/01/2015 to 12/31/2015	$8.78008	$7.13585	641
01/01/2016 to 12/31/2016	$7.13585	$7.82600	1,161
01/01/2017 to 12/31/2017	$7.82600	$9.65357	1,140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.21516	$8.81300	10,704,894
01/01/2009 to 12/31/2009	$8.81300	$10.32514	11,458,452
01/01/2010 to 12/31/2010	$10.32514	$11.14283	11,581,634
01/01/2011 to 12/31/2011	$11.14283	$10.98411	12,118,723
01/01/2012 to 12/31/2012	$10.98411	$11.83224	11,679,502
01/01/2013 to 12/31/2013	$11.83224	$12.61206	9,118,647
01/01/2014 to 12/31/2014	$12.61206	$13.02032	8,255,374
01/01/2015 to 12/31/2015	$13.02032	$12.72609	7,311,338
01/01/2016 to 12/31/2016	$12.72609	$13.10764	5,525,190
01/01/2017 to 12/31/2017	$13.10764	$14.08992	3,977,625
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01792	$10.05739	0
01/01/2012 to 12/31/2012	$10.05739	$10.51341	0
01/01/2013 to 12/31/2013	$10.51341	$10.02378	87
01/01/2014 to 12/31/2014	$10.02378	$10.37613	41
01/01/2015 to 12/31/2015	$10.37613	$10.09994	373
01/01/2016 to 12/31/2016	$10.09994	$10.27304	872
01/01/2017 to 12/31/2017	$10.27304	$10.59576	1,001
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.32858	$6.55520	12,640,349
01/01/2009 to 12/31/2009	$6.55520	$8.05980	11,863,818
01/01/2010 to 12/31/2010	$8.05980	$9.36271	10,600,803
01/01/2011 to 12/31/2011	$9.36271	$8.57042	9,738,297
01/01/2012 to 12/31/2012	$8.57042	$9.44514	9,126,212
01/01/2013 to 12/31/2013	$9.44514	$10.78807	7,886,037
01/01/2014 to 12/31/2014	$10.78807	$11.49761	7,587,362
01/01/2015 to 12/31/2015	$11.49761	$11.15296	7,594,378
01/01/2016 to 12/31/2016	$11.15296	$11.98484	6,021,677
01/01/2017 to 12/31/2017	$11.98484	$13.58109	5,410,815
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99800	$11.61604	0
01/01/2014 to 12/31/2014	$11.61604	$13.06535	9,567
01/01/2015 to 12/31/2015	$13.06535	$12.94852	0
01/01/2016 to 12/31/2016	$12.94852	$14.01052	0
01/01/2017 to 12/31/2017	$14.01052	$16.60341	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$14.46882	$8.65380	7,873
01/01/2009 to 12/31/2009	$8.65380	$10.28928	6,348
01/01/2010 to 12/31/2010	$10.28928	$11.55386	5,969
01/01/2011 to 12/31/2011	$11.55386	$11.66689	2,015
01/01/2012 to 12/31/2012	$11.66689	$13.52770	2,345
01/01/2013 to 12/31/2013	$13.52770	$17.48469	1,139
01/01/2014 to 12/31/2014	$17.48469	$20.00271	1,847
01/01/2015 to 12/31/2015	$20.00271	$20.12387	1,032
01/01/2016 to 12/31/2016	$20.12387	$22.55819	698
01/01/2017 to 12/31/2017	$22.55819	$26.91772	663
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99800	$8.85426	4,231
01/01/2012 to 12/31/2012	$8.85426	$9.77847	24,037
01/01/2013 to 12/31/2013	$9.77847	$11.68144	179,350
01/01/2014 to 12/31/2014	$11.68144	$12.14233	194,393
01/01/2015 to 12/31/2015	$12.14233	$11.86873	236,884
01/01/2016 to 12/31/2016	$11.86873	$12.31700	220,731
01/01/2017 to 12/31/2017	$12.31700	$14.20912	195,826

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.02988	$7.09143	629,705
01/01/2009 to 12/31/2009	$7.09143	$8.53997	936,708
01/01/2010 to 12/31/2010	$8.53997	$9.32848	1,315,758
01/01/2011 to 12/31/2011	$9.32848	$8.93955	1,272,160
01/01/2012 to 12/31/2012	$8.93955	$9.62186	1,124,944
01/01/2013 to 12/31/2013	$9.62186	$10.55915	842,723
01/01/2014 to 12/31/2014	$10.55915	$10.83543	973,168
01/01/2015 to 12/31/2015	$10.83543	$10.55782	1,353,855
01/01/2016 to 12/31/2016	$10.55782	$10.80124	995,545
01/01/2017 to 12/31/2017	$10.80124	$12.25403	723,311
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.49559	$7.26910	427,045
01/01/2009 to 12/31/2009	$7.26910	$8.99944	482,595
01/01/2010 to 12/31/2010	$8.99944	$10.04341	695,176
01/01/2011 to 12/31/2011	$10.04341	$9.56867	932,711
01/01/2012 to 12/31/2012	$9.56867	$10.82375	996,017
01/01/2013 to 12/31/2013	$10.82375	$12.47194	1,142,312
01/01/2014 to 12/31/2014	$12.47194	$12.83399	1,125,098
01/01/2015 to 12/31/2015	$12.83399	$12.45808	1,874,224
01/01/2016 to 12/31/2016	$12.45808	$12.98889	1,423,501
01/01/2017 to 04/28/2017	$12.98889	$13.47757	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$14.28256	$9.73092	527,840
01/01/2009 to 12/31/2009	$9.73092	$12.10095	1,045,343
01/01/2010 to 12/31/2010	$12.10095	$13.20577	1,513,523
01/01/2011 to 12/31/2011	$13.20577	$12.45358	1,526,986
01/01/2012 to 12/31/2012	$12.45358	$13.50796	1,350,101
01/01/2013 to 12/31/2013	$13.50796	$15.08233	1,246,334
01/01/2014 to 12/31/2014	$15.08233	$15.16726	985,531
01/01/2015 to 10/16/2015	$15.16726	$14.66321	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.01790	$13.65074	211,869
01/01/2009 to 12/31/2009	$13.65074	$17.67469	264,951
01/01/2010 to 12/31/2010	$17.67469	$22.86521	224,992
01/01/2011 to 12/31/2011	$22.86521	$19.39096	164,205
01/01/2012 to 12/31/2012	$19.39096	$22.72374	147,852
01/01/2013 to 12/31/2013	$22.72374	$31.23015	135,182
01/01/2014 to 12/31/2014	$31.23015	$31.98660	119,533
01/01/2015 to 12/31/2015	$31.98660	$31.63564	100,998
01/01/2016 to 12/31/2016	$31.63564	$33.25543	86,779
01/01/2017 to 12/31/2017	$33.25543	$41.44797	71,735
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$13.88213	$8.80676	286,461
01/01/2009 to 12/31/2009	$8.80676	$11.50994	249,236
01/01/2010 to 12/31/2010	$11.50994	$15.32502	203,569
01/01/2011 to 12/31/2011	$15.32502	$14.81131	159,446
01/01/2012 to 12/31/2012	$14.81131	$16.21529	132,112
01/01/2013 to 12/31/2013	$16.21529	$21.39304	116,353
01/01/2014 to 12/31/2014	$21.39304	$21.67699	104,302
01/01/2015 to 12/31/2015	$21.67699	$21.32306	91,880
01/01/2016 to 12/31/2016	$21.32306	$23.32590	77,182
01/01/2017 to 12/31/2017	$23.32590	$28.21285	65,681

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.04772	$11.69360	443,446
01/01/2009 to 12/31/2009	$11.69360	$14.49448	510,077
01/01/2010 to 12/31/2010	$14.49448	$17.82428	437,771
01/01/2011 to 12/31/2011	$17.82428	$16.35741	325,297
01/01/2012 to 12/31/2012	$16.35741	$18.86348	301,905
01/01/2013 to 12/31/2013	$18.86348	$25.29690	266,677
01/01/2014 to 12/31/2014	$25.29690	$25.99045	235,576
01/01/2015 to 12/31/2015	$25.99045	$24.27334	203,348
01/01/2016 to 12/31/2016	$24.27334	$30.61132	172,963
01/01/2017 to 12/31/2017	$30.61132	$32.07386	142,419
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$15.22032	$11.00086	3,892,435
01/01/2009 to 12/31/2009	$11.00086	$13.32865	3,870,357
01/01/2010 to 12/31/2010	$13.32865	$14.50947	3,849,263
01/01/2011 to 12/31/2011	$14.50947	$14.44283	3,584,247
01/01/2012 to 12/31/2012	$14.44283	$15.99810	3,557,865
01/01/2013 to 12/31/2013	$15.99810	$18.24271	3,853,416
01/01/2014 to 12/31/2014	$18.24271	$18.85181	3,693,714
01/01/2015 to 12/31/2015	$18.85181	$18.40715	4,059,600
01/01/2016 to 12/31/2016	$18.40715	$19.32185	3,755,963
01/01/2017 to 12/31/2017	$19.32185	$21.76519	2,874,030
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.10234	$9.13295	1,259,992
01/01/2009 to 12/31/2009	$9.13295	$11.03495	1,133,149
01/01/2010 to 12/31/2010	$11.03495	$12.19669	1,034,301
01/01/2011 to 12/31/2011	$12.19669	$11.70928	876,114
01/01/2012 to 12/31/2012	$11.70928	$13.39927	832,513
01/01/2013 to 12/31/2013	$13.39927	$16.96004	750,975
01/01/2014 to 12/31/2014	$16.96004	$17.78911	688,104
01/01/2015 to 10/16/2015	$17.78911	$16.39284	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.39641	$8.35049	1,830,240
01/01/2009 to 12/31/2009	$8.35049	$12.50008	1,633,068
01/01/2010 to 12/31/2010	$12.50008	$14.12914	1,380,159
01/01/2011 to 12/31/2011	$14.12914	$13.55678	1,108,753
01/01/2012 to 12/31/2012	$13.55678	$15.55736	923,522
01/01/2013 to 12/31/2013	$15.55736	$21.86921	793,887
01/01/2014 to 12/31/2014	$21.86921	$23.12560	728,193
01/01/2015 to 12/31/2015	$23.12560	$24.73368	609,042
01/01/2016 to 12/31/2016	$24.73368	$24.79296	509,558
01/01/2017 to 12/31/2017	$24.79296	$33.36815	400,620
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$17.78756	$10.88453	39,048
01/01/2009 to 12/31/2009	$10.88453	$12.56303	115,499
01/01/2010 to 12/31/2010	$12.56303	$13.78730	117,858
01/01/2011 to 12/31/2011	$13.78730	$13.39074	96,602
01/01/2012 to 12/31/2012	$13.39074	$14.82033	91,426
01/01/2013 to 12/31/2013	$14.82033	$19.47388	87,762
01/01/2014 to 12/31/2014	$19.47388	$19.30265	85,915
01/01/2015 to 12/31/2015	$19.30265	$17.69700	78,435
01/01/2016 to 12/31/2016	$17.69700	$18.33184	70,217
01/01/2017 to 12/31/2017	$18.33184	$20.85490	64,779

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$34.62413	$16.90038	1,934
01/01/2009 to 12/31/2009	$16.90038	$24.63484	17,307
01/01/2010 to 12/31/2010	$24.63484	$28.96185	12,201
01/01/2011 to 12/31/2011	$28.96185	$24.05060	2,117
01/01/2012 to 12/31/2012	$24.05060	$24.32141	2,843
01/01/2013 to 12/31/2013	$24.32141	$27.38877	3,666
01/01/2014 to 12/31/2014	$27.38877	$24.49614	2,273
01/01/2015 to 12/31/2015	$24.49614	$19.30481	1,102
01/01/2016 to 12/31/2016	$19.30481	$23.48075	1,113
01/01/2017 to 12/31/2017	$23.48075	$25.28088	340
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.45474	$11.85991	8,768
01/01/2009 to 12/31/2009	$11.85991	$12.97765	96,586
01/01/2010 to 12/31/2010	$12.97765	$13.39367	69,359
01/01/2011 to 12/31/2011	$13.39367	$13.61193	20,025
01/01/2012 to 12/31/2012	$13.61193	$13.97891	29,496
01/01/2013 to 12/31/2013	$13.97891	$13.13128	47,782
01/01/2014 to 12/31/2014	$13.13128	$12.88742	29,165
01/01/2015 to 12/31/2015	$12.88742	$11.99728	14,535
01/01/2016 to 12/31/2016	$11.99728	$12.22017	14,433
01/01/2017 to 12/31/2017	$12.22017	$12.17112	15,124
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.23296	$10.40659	62,572
01/01/2009 to 12/31/2009	$10.40659	$14.10647	69,262
01/01/2010 to 12/31/2010	$14.10647	$17.01853	63,846
01/01/2011 to 12/31/2011	$17.01853	$16.03740	60,686
01/01/2012 to 12/31/2012	$16.03740	$18.53353	59,964
01/01/2013 to 12/31/2013	$18.53353	$23.95256	48,868
01/01/2014 to 12/31/2014	$23.95256	$26.87738	45,180
01/01/2015 to 12/31/2015	$26.87738	$24.49870	40,057
01/01/2016 to 12/31/2016	$24.49870	$27.25879	36,522
01/01/2017 to 12/31/2017	$27.25879	$31.53675	31,825
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.06203	$6.78933	302
01/01/2009 to 12/31/2009	$6.78933	$8.51030	107,578
01/01/2010 to 12/31/2010	$8.51030	$9.52188	74,413
01/01/2011 to 12/31/2011	$9.52188	$8.97252	167,510
01/01/2012 to 12/31/2012	$8.97252	$9.72079	218,841
01/01/2013 to 12/31/2013	$9.72079	$11.43278	679,759
01/01/2014 to 12/31/2014	$11.43278	$11.77263	646,261
01/01/2015 to 12/31/2015	$11.77263	$11.41735	719,800
01/01/2016 to 12/31/2016	$11.41735	$11.87104	499,132
01/01/2017 to 12/31/2017	$11.87104	$13.16202	388,324
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97011	$9.22366	1,371,484
01/01/2009 to 12/31/2009	$9.22366	$10.04930	1,283,759
01/01/2010 to 12/31/2010	$10.04930	$10.57297	910,184
01/01/2011 to 12/31/2011	$10.57297	$10.94131	734,492
01/01/2012 to 12/31/2012	$10.94131	$11.51688	643,785
01/01/2013 to 12/31/2013	$11.51688	$11.07258	630,477
01/01/2014 to 12/31/2014	$11.07258	$11.58467	561,511
01/01/2015 to 12/31/2015	$11.58467	$11.44649	536,940
01/01/2016 to 12/31/2016	$11.44649	$11.74782	492,092
01/01/2017 to 12/31/2017	$11.74782	$12.18994	456,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.36117	$7.67658	124
01/01/2009 to 12/31/2009	$7.67658	$10.47255	6,808
01/01/2010 to 07/16/2010	$10.47255	$10.21307	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$22.58031	$12.89475	770
01/01/2009 to 12/31/2009	$12.89475	$14.59192	8,114
01/01/2010 to 07/16/2010	$14.59192	$13.80438	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$15.74427	$11.18699	381
01/01/2009 to 12/31/2009	$11.18699	$15.71925	3,291
01/01/2010 to 07/16/2010	$15.71925	$14.62455	0
First Trust Target Focus Four Portfolio
01/28/2008* to 12/31/2008	$10.20955	$6.07201	0
01/01/2009 to 12/31/2009	$6.07201	$7.63255	402
01/01/2010 to 12/31/2010	$7.63255	$8.86434	1,055
01/01/2011 to 12/31/2011	$8.86434	$7.70805	82
01/01/2012 to 12/31/2012	$7.70805	$8.56316	20
01/01/2013 to 12/31/2013	$8.56316	$10.95503	12
01/01/2014 to 04/25/2014	$10.95503	$11.26706	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07790	$6.60879	385,586
01/01/2009 to 12/31/2009	$6.60879	$8.38940	1,203,098
01/01/2010 to 12/31/2010	$8.38940	$9.02672	1,517,010
01/01/2011 to 12/31/2011	$9.02672	$8.66324	1,137,637
01/01/2012 to 09/21/2012	$8.66324	$9.65184	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$18.94653	$10.58041	2,114
01/01/2009 to 12/31/2009	$10.58041	$14.56691	47,160
01/01/2010 to 12/31/2010	$14.56691	$15.59989	8,117
01/01/2011 to 12/31/2011	$15.59989	$14.08512	2,147
01/01/2012 to 12/31/2012	$14.08512	$17.23373	3,036
01/01/2013 to 12/31/2013	$17.23373	$19.23294	2,030
01/01/2014 to 04/25/2014	$19.23294	$18.77793	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03251	$8.12696	207
01/01/2012 to 04/27/2012	$8.12696	$9.19001	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99276	$9.07474	641
01/01/2012 to 12/31/2012	$9.07474	$10.51492	349
01/01/2013 to 12/31/2013	$10.51492	$13.44780	1,023
01/01/2014 to 12/31/2014	$13.44780	$14.80882	420
01/01/2015 to 12/31/2015	$14.80882	$14.75200	0
01/01/2016 to 12/31/2016	$14.75200	$16.53181	606
01/01/2017 to 12/31/2017	$16.53181	$17.51984	90
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$19.35111	$9.80571	22
01/01/2009 to 12/31/2009	$9.80571	$13.63234	480
01/01/2010 to 12/31/2010	$13.63234	$16.47535	451
01/01/2011 to 04/29/2011	$16.47535	$18.30281	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$11.86046	$4.69403	746
01/01/2009 to 12/31/2009	$4.69403	$5.83778	3,783
01/01/2010 to 12/31/2010	$5.83778	$6.28551	3,659
01/01/2011 to 04/29/2011	$6.28551	$6.61422	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$14.73380	$10.26426	1,844
01/01/2009 to 12/31/2009	$10.26426	$12.79044	8,749
01/01/2010 to 12/31/2010	$12.79044	$13.14427	4,405
01/01/2011 to 12/31/2011	$13.14427	$13.33612	2,034
01/01/2012 to 12/31/2012	$13.33612	$15.73548	2,410
01/01/2013 to 12/31/2013	$15.73548	$21.58460	3,683
01/01/2014 to 12/31/2014	$21.58460	$25.21044	2,731
01/01/2015 to 12/31/2015	$25.21044	$25.38359	524
01/01/2016 to 12/31/2016	$25.38359	$21.93631	6
01/01/2017 to 12/31/2017	$21.93631	$24.80013	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04971	$9.71517	293
01/01/2013 to 12/31/2013	$9.71517	$12.99192	0
01/01/2014 to 12/31/2014	$12.99192	$13.69920	862
01/01/2015 to 12/31/2015	$13.69920	$13.53161	666
01/01/2016 to 12/31/2016	$13.53161	$13.30746	221
01/01/2017 to 12/31/2017	$13.30746	$15.91049	0
Invesco V.I. Technology Fund - Series I
06/30/2008* to 12/31/2008	$9.92316	$6.19468	0
01/01/2009 to 12/31/2009	$6.19468	$9.51643	0
01/01/2010 to 12/31/2010	$9.51643	$11.26722	0
01/01/2011 to 12/31/2011	$11.26722	$10.44154	0
01/01/2012 to 12/31/2012	$10.44154	$11.33977	0
01/01/2013 to 12/31/2013	$11.33977	$13.85055	0
01/01/2014 to 12/31/2014	$13.85055	$15.01218	0
01/01/2015 to 12/31/2015	$15.01218	$15.65031	0
01/01/2016 to 12/31/2016	$15.65031	$15.16020	0
01/01/2017 to 12/31/2017	$15.16020	$19.99643	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$42.71871	$17.56818	1,024
01/01/2009 to 12/31/2009	$17.56818	$27.81680	18,090
01/01/2010 to 12/31/2010	$27.81680	$31.53227	12,607
01/01/2011 to 12/31/2011	$31.53227	$23.88071	2,143
01/01/2012 to 12/31/2012	$23.88071	$27.21790	2,615
01/01/2013 to 12/31/2013	$27.21790	$26.57316	1,637
01/01/2014 to 12/31/2014	$26.57316	$24.41871	917
01/01/2015 to 12/31/2015	$24.41871	$19.94295	371
01/01/2016 to 08/05/2016	$19.94295	$21.74828	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12625	$9.69943	3,212
01/01/2017 to 12/31/2017	$9.69943	$13.35805	1,968
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$35.22284	$16.90485	100
01/01/2009 to 12/31/2009	$16.90485	$25.44199	7,691
01/01/2010 to 12/31/2010	$25.44199	$28.28536	4,905
01/01/2011 to 12/31/2011	$28.28536	$20.15424	1,112
01/01/2012 to 12/31/2012	$20.15424	$22.71364	1,869
01/01/2013 to 12/31/2013	$22.71364	$25.48767	1,759
01/01/2014 to 12/31/2014	$25.48767	$24.48558	932
01/01/2015 to 12/31/2015	$24.48558	$21.65606	414
01/01/2016 to 12/31/2016	$21.65606	$21.27309	223
01/01/2017 to 12/31/2017	$21.27309	$27.59124	2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2008 to 12/31/2008	$10.87003	$5.63110	2,941
01/01/2009 to 12/31/2009	$5.63110	$5.26254	1,692
01/01/2010 to 12/31/2010	$5.26254	$5.56449	1,666
01/01/2011 to 12/31/2011	$5.56449	$3.97813	639
01/01/2012 to 12/31/2012	$3.97813	$5.17934	0
01/01/2013 to 12/31/2013	$5.17934	$6.74639	0
01/01/2014 to 12/31/2014	$6.74639	$7.26776	0
01/01/2015 to 12/31/2015	$7.26776	$7.06256	0
01/01/2016 to 12/31/2016	$7.06256	$8.49494	0
01/01/2017 to 12/31/2017	$8.49494	$9.77742	0
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$20.52297	$9.72943	1,810
01/01/2009 to 12/31/2009	$9.72943	$15.41875	6,532
01/01/2010 to 12/31/2010	$15.41875	$19.51808	6,279
01/01/2011 to 12/31/2011	$19.51808	$15.97338	840
01/01/2012 to 12/31/2012	$15.97338	$16.91209	1,503
01/01/2013 to 12/31/2013	$16.91209	$19.54875	5,050
01/01/2014 to 12/31/2014	$19.54875	$19.40117	1,602
01/01/2015 to 12/31/2015	$19.40117	$16.29902	175
01/01/2016 to 12/31/2016	$16.29902	$18.85063	627
01/01/2017 to 12/31/2017	$18.85063	$22.62369	766
ProFund VP Bear
01/01/2008 to 12/31/2008	$5.56702	$7.60268	14,838
01/01/2009 to 12/31/2009	$7.60268	$5.35220	8,406
01/01/2010 to 12/31/2010	$5.35220	$4.29396	5,076
01/01/2011 to 12/31/2011	$4.29396	$3.81882	1,325
01/01/2012 to 12/31/2012	$3.81882	$3.10838	2,345
01/01/2013 to 12/31/2013	$3.10838	$2.22828	199
01/01/2014 to 12/31/2014	$2.22828	$1.86494	98
01/01/2015 to 12/31/2015	$1.86494	$1.73048	73
01/01/2016 to 12/31/2016	$1.73048	$1.46857	85
01/01/2017 to 12/31/2017	$1.46857	$1.17580	0
ProFund VP Bull
01/01/2008 to 12/31/2008	$14.25866	$8.67397	21,941
01/01/2009 to 12/31/2009	$8.67397	$10.52671	32,361
01/01/2010 to 12/31/2010	$10.52671	$11.56652	6,492
01/01/2011 to 12/31/2011	$11.56652	$11.28956	9,862
01/01/2012 to 12/31/2012	$11.28956	$12.54826	2,902
01/01/2013 to 12/31/2013	$12.54826	$15.89156	2,666
01/01/2014 to 12/31/2014	$15.89156	$17.28894	2,481
01/01/2015 to 12/31/2015	$17.28894	$16.79669	4,681
01/01/2016 to 12/31/2016	$16.79669	$17.97854	2,717
01/01/2017 to 12/31/2017	$17.97854	$20.94267	1,993
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$13.69470	$9.79537	482
01/01/2009 to 12/31/2009	$9.79537	$11.62207	3,564
01/01/2010 to 12/31/2010	$11.62207	$13.31273	2,156
01/01/2011 to 12/31/2011	$13.31273	$13.89643	897
01/01/2012 to 12/31/2012	$13.89643	$15.03494	197
01/01/2013 to 12/31/2013	$15.03494	$18.84946	0
01/01/2014 to 12/31/2014	$18.84946	$20.27864	0
01/01/2015 to 12/31/2015	$20.27864	$20.61595	0
01/01/2016 to 12/31/2016	$20.61595	$20.83551	0
01/01/2017 to 12/31/2017	$20.83551	$23.39857	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$11.08718	$7.42476	250
01/01/2009 to 12/31/2009	$7.42476	$9.47886	1,991
01/01/2010 to 12/31/2010	$9.47886	$11.23028	852
01/01/2011 to 12/31/2011	$11.23028	$11.56406	229
01/01/2012 to 12/31/2012	$11.56406	$13.78021	0
01/01/2013 to 12/31/2013	$13.78021	$18.81204	235
01/01/2014 to 12/31/2014	$18.81204	$20.64853	0
01/01/2015 to 12/31/2015	$20.64853	$21.09805	0
01/01/2016 to 12/31/2016	$21.09805	$21.45505	0
01/01/2017 to 12/31/2017	$21.45505	$24.78818	0
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$19.81010	$10.82604	0
01/01/2009 to 12/31/2009	$10.82604	$13.97842	4,314
01/01/2010 to 12/31/2010	$13.97842	$14.00245	3,079
01/01/2011 to 12/31/2011	$14.00245	$12.45247	550
01/01/2012 to 12/31/2012	$12.45247	$14.16998	918
01/01/2013 to 12/31/2013	$14.16998	$16.82229	5,123
01/01/2014 to 12/31/2014	$16.82229	$14.99868	886
01/01/2015 to 12/31/2015	$14.99868	$13.04616	65
01/01/2016 to 12/31/2016	$13.04616	$13.72826	59
01/01/2017 to 12/31/2017	$13.72826	$16.04112	70
ProFund VP Financials
01/01/2008 to 12/31/2008	$12.23525	$5.90542	56
01/01/2009 to 12/31/2009	$5.90542	$6.62872	1,399
01/01/2010 to 12/31/2010	$6.62872	$7.17688	0
01/01/2011 to 12/31/2011	$7.17688	$6.03590	23
01/01/2012 to 12/31/2012	$6.03590	$7.34760	22
01/01/2013 to 12/31/2013	$7.34760	$9.47174	21
01/01/2014 to 12/31/2014	$9.47174	$10.43858	19
01/01/2015 to 12/31/2015	$10.43858	$10.03582	17
01/01/2016 to 12/31/2016	$10.03582	$11.29634	15
01/01/2017 to 12/31/2017	$11.29634	$13.03163	14
ProFund VP Health Care
01/01/2008 to 12/31/2008	$12.13690	$8.96765	1,571
01/01/2009 to 12/31/2009	$8.96765	$10.46416	3,358
01/01/2010 to 12/31/2010	$10.46416	$10.50359	60
01/01/2011 to 12/31/2011	$10.50359	$11.28876	158
01/01/2012 to 12/31/2012	$11.28876	$12.93495	34
01/01/2013 to 12/31/2013	$12.93495	$17.64400	170
01/01/2014 to 12/31/2014	$17.64400	$21.30182	72
01/01/2015 to 12/31/2015	$21.30182	$21.83500	0
01/01/2016 to 12/31/2016	$21.83500	$20.44856	0
01/01/2017 to 12/31/2017	$20.44856	$24.13428	0
ProFund VP Industrials
01/01/2008 to 12/31/2008	$16.77361	$9.74240	201
01/01/2009 to 12/31/2009	$9.74240	$11.79997	151
01/01/2010 to 12/31/2010	$11.79997	$14.25215	291
01/01/2011 to 12/31/2011	$14.25215	$13.66233	174
01/01/2012 to 12/31/2012	$13.66233	$15.44050	251
01/01/2013 to 12/31/2013	$15.44050	$20.82506	230
01/01/2014 to 12/31/2014	$20.82506	$21.45877	0
01/01/2015 to 12/31/2015	$21.45877	$20.22728	0
01/01/2016 to 12/31/2016	$20.22728	$23.20745	0
01/01/2017 to 12/31/2017	$23.20745	$27.72586	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2008 to 12/31/2008	$17.43499	$10.06585	2,212
01/01/2009 to 12/31/2009	$10.06585	$10.83894	1,160
01/01/2010 to 12/31/2010	$10.83894	$9.88759	2,165
01/01/2011 to 12/31/2011	$9.88759	$7.86136	734
01/01/2012 to 12/31/2012	$7.86136	$9.43309	1,029
01/01/2013 to 12/31/2013	$9.43309	$13.64792	1,290
01/01/2014 to 12/31/2014	$13.64792	$13.75006	1,251
01/01/2015 to 12/31/2015	$13.75006	$14.19961	0
01/01/2016 to 12/31/2016	$14.19961	$13.91704	0
01/01/2017 to 12/31/2017	$13.91704	$16.09056	0
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.34686	$7.14086	281
01/01/2009 to 12/31/2009	$7.14086	$9.04196	21,452
01/01/2010 to 12/31/2010	$9.04196	$9.98852	15,418
01/01/2011 to 12/31/2011	$9.98852	$10.05435	9,519
01/01/2012 to 12/31/2012	$10.05435	$11.06058	5,539
01/01/2013 to 12/31/2013	$11.06058	$14.10571	166
01/01/2014 to 12/31/2014	$14.10571	$15.54700	8,868
01/01/2015 to 12/31/2015	$15.54700	$15.74404	4,593
01/01/2016 to 12/31/2016	$15.74404	$16.13784	1,800
01/01/2017 to 12/31/2017	$16.13784	$19.73563	2,609
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.79107	$6.85119	2,493
01/01/2009 to 12/31/2009	$6.85119	$7.98836	7,453
01/01/2010 to 12/31/2010	$7.98836	$8.80199	1,472
01/01/2011 to 12/31/2011	$8.80199	$8.48124	582
01/01/2012 to 12/31/2012	$8.48124	$9.55376	14,036
01/01/2013 to 12/31/2013	$9.55376	$12.11200	9,840
01/01/2014 to 12/31/2014	$12.11200	$13.05948	19,031
01/01/2015 to 12/31/2015	$13.05948	$12.14244	2,418
01/01/2016 to 12/31/2016	$12.14244	$13.68062	3,527
01/01/2017 to 12/31/2017	$13.68062	$15.14719	1,242
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$15.95380	$9.52749	1,091
01/01/2009 to 12/31/2009	$9.52749	$12.86189	10,635
01/01/2010 to 12/31/2010	$12.86189	$16.12085	23,920
01/01/2011 to 12/31/2011	$16.12085	$15.27928	6,345
01/01/2012 to 12/31/2012	$15.27928	$17.20557	11,232
01/01/2013 to 12/31/2013	$17.20557	$21.91890	3,282
01/01/2014 to 12/31/2014	$21.91890	$22.65314	0
01/01/2015 to 12/31/2015	$22.65314	$22.17221	1,323
01/01/2016 to 12/31/2016	$22.17221	$24.42805	318
01/01/2017 to 12/31/2017	$24.42805	$28.20842	0
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$17.30372	$10.75797	635
01/01/2009 to 12/31/2009	$10.75797	$13.74125	4,345
01/01/2010 to 12/31/2010	$13.74125	$16.15451	1,560
01/01/2011 to 12/31/2011	$16.15451	$15.14869	5,810
01/01/2012 to 12/31/2012	$15.14869	$17.23353	7,753
01/01/2013 to 12/31/2013	$17.23353	$22.22924	3,413
01/01/2014 to 12/31/2014	$22.22924	$23.90551	451
01/01/2015 to 12/31/2015	$23.90551	$21.41285	2
01/01/2016 to 12/31/2016	$21.41285	$25.98767	605
01/01/2017 to 12/31/2017	$25.98767	$28.05653	2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$16.39548	$9.20338	1,870
01/01/2009 to 12/31/2009	$9.20338	$13.65432	3,246
01/01/2010 to 12/31/2010	$13.65432	$15.75828	3,352
01/01/2011 to 12/31/2011	$15.75828	$15.60475	159
01/01/2012 to 12/31/2012	$15.60475	$17.70150	187
01/01/2013 to 12/31/2013	$17.70150	$23.19848	2,852
01/01/2014 to 12/31/2014	$23.19848	$26.49234	3,285
01/01/2015 to 12/31/2015	$26.49234	$27.78409	1,143
01/01/2016 to 12/31/2016	$27.78409	$28.54454	842
01/01/2017 to 12/31/2017	$28.54454	$36.32376	491
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$29.71870	$18.28734	1,586
01/01/2009 to 12/31/2009	$18.28734	$20.61464	12,708
01/01/2010 to 12/31/2010	$20.61464	$23.69391	8,409
01/01/2011 to 12/31/2011	$23.69391	$23.64601	2,152
01/01/2012 to 12/31/2012	$23.64601	$23.74572	2,511
01/01/2013 to 12/31/2013	$23.74572	$28.75480	1,577
01/01/2014 to 12/31/2014	$28.75480	$25.01435	1,168
01/01/2015 to 12/31/2015	$25.01435	$18.70731	142
01/01/2016 to 12/31/2016	$18.70731	$22.67554	76
01/01/2017 to 12/31/2017	$22.67554	$21.43026	27
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$9.01559	$7.08241	1,858
01/01/2009 to 12/31/2009	$7.08241	$8.08038	4,748
01/01/2010 to 12/31/2010	$8.08038	$7.92408	1,982
01/01/2011 to 12/31/2011	$7.92408	$8.98214	1,297
01/01/2012 to 12/31/2012	$8.98214	$9.80517	1,382
01/01/2013 to 12/31/2013	$9.80517	$12.59666	917
01/01/2014 to 12/31/2014	$12.59666	$14.67464	533
01/01/2015 to 12/31/2015	$14.67464	$14.95879	0
01/01/2016 to 12/31/2016	$14.95879	$14.05555	0
01/01/2017 to 12/31/2017	$14.05555	$15.14007	0
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$20.83199	$14.07729	11,039
01/01/2009 to 12/31/2009	$14.07729	$18.59264	18,451
01/01/2010 to 12/31/2010	$18.59264	$24.12249	10,093
01/01/2011 to 12/31/2011	$24.12249	$19.02045	2,936
01/01/2012 to 12/31/2012	$19.02045	$15.86236	3,992
01/01/2013 to 12/31/2013	$15.86236	$9.60681	3,364
01/01/2014 to 12/31/2014	$9.60681	$7.13823	1,583
01/01/2015 to 12/31/2015	$7.13823	$4.67787	626
01/01/2016 to 12/31/2016	$4.67787	$7.11454	456
01/01/2017 to 12/31/2017	$7.11454	$7.31085	153
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$17.39117	$9.97028	1,827
01/01/2009 to 12/31/2009	$9.97028	$12.44548	3,625
01/01/2010 to 12/31/2010	$12.44548	$15.14645	2,959
01/01/2011 to 12/31/2011	$15.14645	$15.48580	379
01/01/2012 to 12/31/2012	$15.48580	$17.70874	511
01/01/2013 to 12/31/2013	$17.70874	$17.29962	692
01/01/2014 to 12/31/2014	$17.29962	$21.10876	961
01/01/2015 to 12/31/2015	$21.10876	$20.66887	2,048
01/01/2016 to 12/31/2016	$20.66887	$21.32924	22
01/01/2017 to 12/31/2017	$21.32924	$22.49465	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$7.05100	$4.26834	16,755
01/01/2009 to 12/31/2009	$4.26834	$5.50659	36,447
01/01/2010 to 12/31/2010	$5.50659	$4.51306	31,795
01/01/2011 to 12/31/2011	$4.51306	$2.75291	11,480
01/01/2012 to 12/31/2012	$2.75291	$2.50031	16,466
01/01/2013 to 12/31/2013	$2.50031	$2.84233	5,665
01/01/2014 to 12/31/2014	$2.84233	$1.93468	4,762
01/01/2015 to 12/31/2015	$1.93468	$1.85824	1,032
01/01/2016 to 12/31/2016	$1.85824	$1.72017	1,180
01/01/2017 to 12/31/2017	$1.72017	$1.47909	39
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$4.52611	$6.54522	2,465
01/01/2009 to 12/31/2009	$6.54522	$3.79052	1,287
01/01/2010 to 12/31/2010	$3.79052	$2.91573	4,075
01/01/2011 to 12/31/2011	$2.91573	$2.54776	105
01/01/2012 to 12/31/2012	$2.54776	$2.01909	104
01/01/2013 to 12/31/2013	$2.01909	$1.39116	96
01/01/2014 to 12/31/2014	$1.39116	$1.09461	85
01/01/2015 to 12/31/2015	$1.09461	$0.92896	74
01/01/2016 to 12/31/2016	$0.92896	$0.81551	65
01/01/2017 to 12/31/2017	$0.81551	$0.59497	60
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$17.15239	$11.04320	1,422
01/01/2009 to 12/31/2009	$11.04320	$13.59868	3,876
01/01/2010 to 12/31/2010	$13.59868	$16.68685	9,243
01/01/2011 to 12/31/2011	$16.68685	$16.49566	5,997
01/01/2012 to 12/31/2012	$16.49566	$18.10843	845
01/01/2013 to 12/31/2013	$18.10843	$24.81902	5,088
01/01/2014 to 12/31/2014	$24.81902	$24.74970	929
01/01/2015 to 12/31/2015	$24.74970	$24.43900	2,127
01/01/2016 to 12/31/2016	$24.43900	$28.68070	1,852
01/01/2017 to 12/31/2017	$28.68070	$31.62487	775
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$16.46252	$11.13680	1,870
01/01/2009 to 12/31/2009	$11.13680	$13.08706	5,068
01/01/2010 to 12/31/2010	$13.08706	$15.59637	3,948
01/01/2011 to 12/31/2011	$15.59637	$14.59812	2,432
01/01/2012 to 12/31/2012	$14.59812	$16.54899	8,493
01/01/2013 to 12/31/2013	$16.54899	$22.23740	10,520
01/01/2014 to 12/31/2014	$22.23740	$22.96566	1,683
01/01/2015 to 12/31/2015	$22.96566	$20.55890	1,565
01/01/2016 to 12/31/2016	$20.55890	$25.84125	1,992
01/01/2017 to 12/31/2017	$25.84125	$27.67228	743
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$14.28266	$9.14149	1,935
01/01/2009 to 12/31/2009	$9.14149	$9.57520	2,887
01/01/2010 to 12/31/2010	$9.57520	$10.81158	5,873
01/01/2011 to 12/31/2011	$10.81158	$10.74971	500
01/01/2012 to 12/31/2012	$10.74971	$12.22405	454
01/01/2013 to 12/31/2013	$12.22405	$13.37070	478
01/01/2014 to 12/31/2014	$13.37070	$13.12371	4
01/01/2015 to 12/31/2015	$13.12371	$13.00371	0
01/01/2016 to 12/31/2016	$13.00371	$15.44127	0
01/01/2017 to 12/31/2017	$15.44127	$14.75162	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$10.89905	$15.92832	6,795
01/01/2009 to 12/31/2009	$15.92832	$10.47517	11,390
01/01/2010 to 12/31/2010	$10.47517	$11.25679	7,515
01/01/2011 to 12/31/2011	$11.25679	$15.76888	6,149
01/01/2012 to 12/31/2012	$15.76888	$15.53948	1,620
01/01/2013 to 12/31/2013	$15.53948	$12.26766	8,298
01/01/2014 to 12/31/2014	$12.26766	$16.33078	7,831
01/01/2015 to 12/31/2015	$16.33078	$15.03953	7,031
01/01/2016 to 12/31/2016	$15.03953	$14.63439	0
01/01/2017 to 12/31/2017	$14.63439	$15.63936	0
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$26.20991	$8.31873	48
01/01/2009 to 12/31/2009	$8.31873	$13.46017	4,257
01/01/2010 to 12/31/2010	$13.46017	$19.66392	4,160
01/01/2011 to 12/31/2011	$19.66392	$16.57298	195
01/01/2012 to 12/31/2012	$16.57298	$21.42969	1,575
01/01/2013 to 12/31/2013	$21.42969	$35.68516	79
01/01/2014 to 12/31/2014	$35.68516	$40.17224	236
01/01/2015 to 12/31/2015	$40.17224	$35.62071	174
01/01/2016 to 12/31/2016	$35.62071	$47.94976	66
01/01/2017 to 12/31/2017	$47.94976	$60.30934	0
ProFund VP Utilities
01/01/2008 to 12/31/2008	$21.54053	$14.56943	2,079
01/01/2009 to 12/31/2009	$14.56943	$15.74647	4,815
01/01/2010 to 12/31/2010	$15.74647	$16.28322	4,562
01/01/2011 to 12/31/2011	$16.28322	$18.67615	2,028
01/01/2012 to 12/31/2012	$18.67615	$18.25263	2,674
01/01/2013 to 12/31/2013	$18.25263	$20.18620	3,138
01/01/2014 to 12/31/2014	$20.18620	$24.80173	1,950
01/01/2015 to 12/31/2015	$24.80173	$22.65664	1,672
01/01/2016 to 12/31/2016	$22.65664	$25.44861	1,879
01/01/2017 to 12/31/2017	$25.44861	$27.48245	0
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.47764	$7.99292	447
01/01/2009 to 12/31/2009	$7.99292	$10.69908	4,454
01/01/2010 to 12/31/2010	$10.69908	$11.90536	4,767
01/01/2011 to 12/31/2011	$11.90536	$9.88679	1,595
01/01/2012 to 12/31/2012	$9.88679	$11.81014	2,019
01/01/2013 to 12/31/2013	$11.81014	$13.70174	2,721
01/01/2014 to 12/31/2014	$13.70174	$12.60860	2,322
01/01/2015 to 12/31/2015	$12.60860	$12.72026	1,763
01/01/2016 to 12/31/2016	$12.72026	$11.97095	835
01/01/2017 to 12/31/2017	$11.97095	$15.86917	891
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.10022	$7.80838	2,170
01/01/2009 to 12/31/2009	$7.80838	$8.67064	8,464
01/01/2010 to 12/31/2010	$8.67064	$10.09553	7,288
01/01/2011 to 12/31/2011	$10.09553	$10.69758	1,371
01/01/2012 to 12/31/2012	$10.69758	$11.42637	1,202
01/01/2013 to 12/31/2013	$11.42637	$15.85547	754
01/01/2014 to 04/25/2014	$15.85547	$15.60364	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$13.71238	$7.38468	1,700
01/01/2009 to 12/31/2009	$7.38468	$8.14399	21,798
01/01/2010 to 12/31/2010	$8.14399	$9.46890	23,739
01/01/2011 to 12/31/2011	$9.46890	$9.08693	9,066
01/01/2012 to 12/31/2012	$9.08693	$10.02311	9,538
01/01/2013 to 12/31/2013	$10.02311	$13.28387	8,983
01/01/2014 to 04/25/2014	$13.28387	$13.16814	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$11.85986	$8.27530	2,319
01/01/2009 to 12/31/2009	$8.27530	$9.20301	7,119
01/01/2010 to 12/31/2010	$9.20301	$10.48648	5,821
01/01/2011 to 12/31/2011	$10.48648	$11.02509	1,782
01/01/2012 to 12/31/2012	$11.02509	$11.91589	2,327
01/01/2013 to 12/31/2013	$11.91589	$15.21768	2,029
01/01/2014 to 04/25/2014	$15.21768	$14.94605	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.04871	$6.41091	1,940
01/01/2009 to 12/31/2009	$6.41091	$7.14058	28,946
01/01/2010 to 12/31/2010	$7.14058	$8.11935	28,184
01/01/2011 to 12/31/2011	$8.11935	$8.40117	9,909
01/01/2012 to 12/31/2012	$8.40117	$8.65547	10,655
01/01/2013 to 12/31/2013	$8.65547	$10.82911	10,318
01/01/2014 to 04/25/2014	$10.82911	$11.16961	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$15.78041	$9.78417	145
01/01/2009 to 12/31/2009	$9.78417	$11.15961	354
01/01/2010 to 07/16/2010	$11.15961	$10.67884	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.82143	$16.65379	1,791
01/01/2011 to 12/31/2011	$16.65379	$14.17565	241
01/01/2012 to 12/31/2012	$14.17565	$15.72768	319
01/01/2013 to 12/31/2013	$15.72768	$18.41096	574
01/01/2014 to 12/31/2014	$18.41096	$17.01650	0
01/01/2015 to 12/31/2015	$17.01650	$16.98936	52
01/01/2016 to 12/31/2016	$16.98936	$17.12235	0
01/01/2017 to 12/31/2017	$17.12235	$20.86710	0
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$10.67884	$12.39811	93
01/01/2011 to 12/31/2011	$12.39811	$11.84049	0
01/01/2012 to 12/31/2012	$11.84049	$13.80548	12
01/01/2013 to 12/31/2013	$13.80548	$17.55747	11
01/01/2014 to 12/31/2014	$17.55747	$18.90304	0
01/01/2015 to 12/31/2015	$18.90304	$18.35267	0
01/01/2016 to 04/29/2016	$18.35267	$18.32887	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.62470	$18.37908	2,813
01/01/2011 to 12/31/2011	$18.37908	$16.97764	1,868
01/01/2012 to 12/31/2012	$16.97764	$20.00870	2,716
01/01/2013 to 12/31/2013	$20.00870	$27.38260	4,092
01/01/2014 to 12/31/2014	$27.38260	$27.81789	2,448
01/01/2015 to 12/31/2015	$27.81789	$27.59038	1,629
01/01/2016 to 12/31/2016	$27.59038	$27.13651	797
01/01/2017 to 12/31/2017	$27.13651	$35.74523	1,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59306	$12.20524	3,806
01/01/2011 to 12/31/2011	$12.20524	$11.39550	340
01/01/2012 to 12/31/2012	$11.39550	$12.02356	541
01/01/2013 to 12/31/2013	$12.02356	$17.66798	428
01/01/2014 to 12/31/2014	$17.66798	$16.95511	495
01/01/2015 to 12/31/2015	$16.95511	$16.11211	418
01/01/2016 to 12/31/2016	$16.11211	$17.00093	407
01/01/2017 to 12/31/2017	$17.00093	$20.93160	407
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02457	$12.18448	2,443,141
01/01/2010 to 12/31/2010	$12.18448	$13.30816	3,949,179
01/01/2011 to 12/31/2011	$13.30816	$12.63747	2,931,866
01/01/2012 to 12/31/2012	$12.63747	$13.87655	3,095,464
01/01/2013 to 12/31/2013	$13.87655	$14.88678	3,047,847
01/01/2014 to 12/31/2014	$14.88678	$15.07655	2,392,239
01/01/2015 to 12/31/2015	$15.07655	$14.23377	1,680,698
01/01/2016 to 12/31/2016	$14.23377	$14.76567	1,387,340
01/01/2017 to 12/31/2017	$14.76567	$16.21777	1,384,257
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03691	$12.38087	1,130,101
01/01/2010 to 12/31/2010	$12.38087	$13.73305	1,701,914
01/01/2011 to 12/31/2011	$13.73305	$13.41223	1,389,885
01/01/2012 to 12/31/2012	$13.41223	$14.86896	1,538,380
01/01/2013 to 12/31/2013	$14.86896	$16.90630	1,596,045
01/01/2014 to 12/31/2014	$16.90630	$17.49949	1,432,882
01/01/2015 to 12/31/2015	$17.49949	$17.20783	1,252,712
01/01/2016 to 12/31/2016	$17.20783	$17.98035	1,111,576
01/01/2017 to 12/31/2017	$17.98035	$20.51014	1,077,252
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$10.07557	$12.42885	61,861
01/01/2010 to 12/31/2010	$12.42885	$13.80323	95,348
01/01/2011 to 12/31/2011	$13.80323	$13.94644	87,099
01/01/2012 to 05/04/2012	$13.94644	$15.11112	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99796	$11.57265	0
01/01/2014 to 12/31/2014	$11.57265	$12.77579	17,752
01/01/2015 to 12/31/2015	$12.77579	$12.67795	21,150
01/01/2016 to 12/31/2016	$12.67795	$13.69186	9,362
01/01/2017 to 12/31/2017	$13.69186	$16.31408	9,317
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02339	$12.00964	2,769,807
01/01/2010 to 12/31/2010	$12.00964	$13.15819	4,171,056
01/01/2011 to 12/31/2011	$13.15819	$12.68033	3,413,824
01/01/2012 to 12/31/2012	$12.68033	$13.91226	3,719,137
01/01/2013 to 12/31/2013	$13.91226	$15.96660	3,709,195
01/01/2014 to 12/31/2014	$15.96660	$16.59119	3,390,387
01/01/2015 to 12/31/2015	$16.59119	$16.26177	3,075,765
01/01/2016 to 12/31/2016	$16.26177	$16.86342	2,743,691
01/01/2017 to 12/31/2017	$16.86342	$18.90363	2,652,080
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	54,933
01/01/2012 to 12/31/2012	$9.11678	$9.95090	203,036
01/01/2013 to 12/31/2013	$9.95090	$10.76063	223,867
01/01/2014 to 12/31/2014	$10.76063	$11.01087	212,037
01/01/2015 to 12/31/2015	$11.01087	$10.41889	223,429
01/01/2016 to 12/31/2016	$10.41889	$10.87175	203,575
01/01/2017 to 12/31/2017	$10.87175	$11.94375	166,053

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99796	$10.44187	31,121
01/01/2014 to 12/31/2014	$10.44187	$10.55060	120,833
01/01/2015 to 12/31/2015	$10.55060	$10.32010	20,363
01/01/2016 to 12/31/2016	$10.32010	$10.70703	18,955
01/01/2017 to 04/28/2017	$10.70703	$11.05877	0
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99044	$10.45579	218,191
01/01/2010 to 12/31/2010	$10.45579	$10.59717	494,017
01/01/2011 to 12/31/2011	$10.59717	$10.57045	438,828
01/01/2012 to 12/31/2012	$10.57045	$10.79516	465,625
01/01/2013 to 12/31/2013	$10.79516	$10.30170	499,633
01/01/2014 to 12/31/2014	$10.30170	$10.03933	352,424
01/01/2015 to 12/31/2015	$10.03933	$9.84056	164,949
01/01/2016 to 12/31/2016	$9.84056	$9.75694	154,903
01/01/2017 to 12/31/2017	$9.75694	$9.68106	145,693
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98231	$11.02170	2,350,903
01/01/2010 to 12/31/2010	$11.02170	$11.58164	4,777,220
01/01/2011 to 12/31/2011	$11.58164	$11.65746	3,685,504
01/01/2012 to 12/31/2012	$11.65746	$12.43143	4,405,066
01/01/2013 to 12/31/2013	$12.43143	$11.90407	3,525,426
01/01/2014 to 12/31/2014	$11.90407	$12.10380	2,763,292
01/01/2015 to 12/31/2015	$12.10380	$11.55834	2,045,758
01/01/2016 to 12/31/2016	$11.55834	$11.75254	1,738,117
01/01/2017 to 12/31/2017	$11.75254	$11.96541	1,822,848
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14473	$10.28936	4,588
01/01/2010 to 12/31/2010	$10.28936	$11.41489	129,178
01/01/2011 to 12/31/2011	$11.41489	$10.48168	48,689
01/01/2012 to 12/31/2012	$10.48168	$11.57750	53,432
01/01/2013 to 12/31/2013	$11.57750	$14.84376	85,220
01/01/2014 to 12/31/2014	$14.84376	$15.96652	82,300
01/01/2015 to 12/31/2015	$15.96652	$14.83320	51,926
01/01/2016 to 12/31/2016	$14.83320	$16.45968	45,545
01/01/2017 to 04/28/2017	$16.45968	$17.00655	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03869	$12.27792	2,987,900
01/01/2010 to 12/31/2010	$12.27792	$13.57925	4,481,134
01/01/2011 to 12/31/2011	$13.57925	$12.92556	3,050,077
01/01/2012 to 12/31/2012	$12.92556	$14.33862	3,527,961
01/01/2013 to 12/31/2013	$14.33862	$17.15975	4,044,080
01/01/2014 to 12/31/2014	$17.15975	$17.91025	3,974,344
01/01/2015 to 12/31/2015	$17.91025	$17.56469	3,564,803
01/01/2016 to 12/31/2016	$17.56469	$18.30679	3,111,098
01/01/2017 to 12/31/2017	$18.30679	$21.05449	3,169,207
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	9,544
01/01/2014 to 12/31/2014	$11.58193	$12.83593	32,785
01/01/2015 to 12/31/2015	$12.83593	$12.07417	35,640
01/01/2016 to 12/31/2016	$12.07417	$13.53352	64,052
01/01/2017 to 12/31/2017	$13.53352	$15.63273	76,233

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61471	$14.47371	21,220
01/01/2010 to 12/31/2010	$14.47371	$18.17055	78,297
01/01/2011 to 12/31/2011	$18.17055	$18.89439	68,471
01/01/2012 to 12/31/2012	$18.89439	$21.25956	67,908
01/01/2013 to 12/31/2013	$21.25956	$21.38840	89,390
01/01/2014 to 12/31/2014	$21.38840	$27.31474	80,898
01/01/2015 to 12/31/2015	$27.31474	$27.93636	57,164
01/01/2016 to 12/31/2016	$27.93636	$28.56608	60,301
01/01/2017 to 12/31/2017	$28.56608	$29.60853	58,529
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99796	$9.63552	34,612
01/01/2014 to 12/31/2014	$9.63552	$9.87909	99,075
01/01/2015 to 12/31/2015	$9.87909	$9.62758	103,066
01/01/2016 to 12/31/2016	$9.62758	$9.82133	52,039
01/01/2017 to 04/28/2017	$9.82133	$9.99848	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02679	$11.93956	362,128
01/01/2010 to 12/31/2010	$11.93956	$13.19899	624,558
01/01/2011 to 12/31/2011	$13.19899	$12.55780	461,614
01/01/2012 to 12/31/2012	$12.55780	$13.91994	539,854
01/01/2013 to 12/31/2013	$13.91994	$16.18942	574,790
01/01/2014 to 12/31/2014	$16.18942	$16.69591	518,792
01/01/2015 to 10/16/2015	$16.69591	$16.54728	0
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01306	$12.26469	1,663,537
01/01/2010 to 12/31/2010	$12.26469	$13.68275	1,910,950
01/01/2011 to 12/31/2011	$13.68275	$13.14735	1,598,083
01/01/2012 to 12/31/2012	$13.14735	$14.18861	1,564,740
01/01/2013 to 12/31/2013	$14.18861	$15.88411	1,485,301
01/01/2014 to 12/31/2014	$15.88411	$15.98324	1,359,386
01/01/2015 to 12/31/2015	$15.98324	$15.74618	1,100,173
01/01/2016 to 12/31/2016	$15.74618	$16.01472	859,386
01/01/2017 to 12/31/2017	$16.01472	$18.19691	937,810
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.68893	2,622,007
01/01/2013 to 12/31/2013	$10.68893	$12.97878	2,642,418
01/01/2014 to 12/31/2014	$12.97878	$13.06316	2,383,100
01/01/2015 to 10/16/2015	$13.06316	$12.43621	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99796	$10.75656	104,012
01/01/2014 to 12/31/2014	$10.75656	$10.76156	117,039
01/01/2015 to 10/16/2015	$10.76156	$10.20589	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85932	$13.89905	41,621
01/01/2010 to 12/31/2010	$13.89905	$16.29755	65,621
01/01/2011 to 12/31/2011	$16.29755	$15.09769	45,601
01/01/2012 to 12/31/2012	$15.09769	$18.67482	78,607
01/01/2013 to 12/31/2013	$18.67482	$19.00926	86,064
01/01/2014 to 12/31/2014	$19.00926	$21.12563	67,951
01/01/2015 to 12/31/2015	$21.12563	$20.58959	47,886
01/01/2016 to 12/31/2016	$20.58959	$20.26628	41,508
01/01/2017 to 12/31/2017	$20.26628	$21.92345	47,323

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$10.04651	$12.80601	177,753
01/01/2010 to 12/31/2010	$12.80601	$13.77762	194,874
01/01/2011 to 12/31/2011	$13.77762	$12.90872	140,432
01/01/2012 to 12/31/2012	$12.90872	$15.08072	155,888
01/01/2013 to 12/31/2013	$15.08072	$19.08646	152,582
01/01/2014 to 02/07/2014	$19.08646	$18.76073	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12453	$12.17273	75,569
01/01/2010 to 12/31/2010	$12.17273	$13.40472	137,164
01/01/2011 to 12/31/2011	$13.40472	$12.35510	91,047
01/01/2012 to 12/31/2012	$12.35510	$14.42233	112,381
01/01/2013 to 12/31/2013	$14.42233	$18.78832	127,854
01/01/2014 to 12/31/2014	$18.78832	$20.73501	121,402
01/01/2015 to 12/31/2015	$20.73501	$19.29225	169,588
01/01/2016 to 12/31/2016	$19.29225	$20.99292	146,923
01/01/2017 to 12/31/2017	$20.99292	$22.47617	195,547
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05956	$13.44950	235,589
01/01/2010 to 12/31/2010	$13.44950	$15.72117	440,042
01/01/2011 to 12/31/2011	$15.72117	$14.87987	254,658
01/01/2012 to 12/31/2012	$14.87987	$17.36175	299,390
01/01/2013 to 12/31/2013	$17.36175	$22.38871	318,245
01/01/2014 to 12/31/2014	$22.38871	$24.35766	274,850
01/01/2015 to 12/31/2015	$24.35766	$22.40985	315,659
01/01/2016 to 12/31/2016	$22.40985	$22.22161	287,500
01/01/2017 to 12/31/2017	$22.22161	$27.55179	293,482
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02457	$11.82844	1,069,398
01/01/2010 to 12/31/2010	$11.82844	$12.87698	1,722,014
01/01/2011 to 12/31/2011	$12.87698	$12.49833	1,508,359
01/01/2012 to 12/31/2012	$12.49833	$13.42670	1,627,984
01/01/2013 to 12/31/2013	$13.42670	$14.38413	1,517,606
01/01/2014 to 12/31/2014	$14.38413	$14.59874	1,235,997
01/01/2015 to 12/31/2015	$14.59874	$14.11150	981,039
01/01/2016 to 12/31/2016	$14.11150	$14.49003	848,686
01/01/2017 to 12/31/2017	$14.49003	$15.87232	881,419
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95310	$12.72587	112,264
01/01/2010 to 12/31/2010	$12.72587	$15.73721	244,740
01/01/2011 to 12/31/2011	$15.73721	$15.55209	171,766
01/01/2012 to 12/31/2012	$15.55209	$17.55077	213,320
01/01/2013 to 12/31/2013	$17.55077	$23.76605	213,976
01/01/2014 to 12/31/2014	$23.76605	$24.85257	193,714
01/01/2015 to 12/31/2015	$24.85257	$22.91154	148,380
01/01/2016 to 12/31/2016	$22.91154	$27.78593	128,510
01/01/2017 to 12/31/2017	$27.78593	$30.41090	135,735

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99954	$9.84126	534,643
01/01/2010 to 12/31/2010	$9.84126	$9.60254	722,156
01/01/2011 to 12/31/2011	$9.60254	$9.36983	650,694
01/01/2012 to 12/31/2012	$9.36983	$9.14059	709,894
01/01/2013 to 12/31/2013	$9.14059	$8.91657	588,370
01/01/2014 to 12/31/2014	$8.91657	$8.69821	442,033
01/01/2015 to 12/31/2015	$8.69821	$8.48504	391,041
01/01/2016 to 12/31/2016	$8.48504	$8.27789	447,853
01/01/2017 to 12/31/2017	$8.27789	$8.10317	267,176
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01699	$12.48359	95,606
01/01/2010 to 12/31/2010	$12.48359	$13.82185	197,331
01/01/2011 to 12/31/2011	$13.82185	$13.91156	179,178
01/01/2012 to 12/31/2012	$13.91156	$15.45300	207,566
01/01/2013 to 12/31/2013	$15.45300	$16.15687	202,353
01/01/2014 to 12/31/2014	$16.15687	$16.16426	177,735
01/01/2015 to 12/31/2015	$16.16426	$15.20627	110,951
01/01/2016 to 12/31/2016	$15.20627	$17.11857	97,387
01/01/2017 to 12/31/2017	$17.11857	$17.94803	106,435
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06254	$12.69997	46,704
01/01/2010 to 12/31/2010	$12.69997	$14.01936	58,656
01/01/2011 to 12/31/2011	$14.01936	$13.10432	41,926
01/01/2012 to 12/31/2012	$13.10432	$14.94134	39,728
01/01/2013 to 12/31/2013	$14.94134	$20.38537	106,904
01/01/2014 to 12/31/2014	$20.38537	$22.61970	127,378
01/01/2015 to 12/31/2015	$22.61970	$20.33641	122,111
01/01/2016 to 12/31/2016	$20.33641	$23.78473	114,720
01/01/2017 to 12/31/2017	$23.78473	$27.65709	100,363
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14311	$13.23664	61,190
01/01/2010 to 12/31/2010	$13.23664	$14.78460	114,002
01/01/2011 to 12/31/2011	$14.78460	$12.55871	75,035
01/01/2012 to 12/31/2012	$12.55871	$14.74550	82,693
01/01/2013 to 12/31/2013	$14.74550	$17.12547	101,801
01/01/2014 to 12/31/2014	$17.12547	$15.78286	91,078
01/01/2015 to 12/31/2015	$15.78286	$15.88087	102,774
01/01/2016 to 12/31/2016	$15.88087	$14.90739	95,297
01/01/2017 to 12/31/2017	$14.90739	$19.69536	118,944
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11761	$13.06851	49,463
01/01/2010 to 12/31/2010	$13.06851	$14.16146	140,823
01/01/2011 to 12/31/2011	$14.16146	$12.08112	92,030
01/01/2012 to 12/31/2012	$12.08112	$13.75004	112,024
01/01/2013 to 12/31/2013	$13.75004	$16.02438	105,832
01/01/2014 to 12/31/2014	$16.02438	$14.58386	97,949
01/01/2015 to 12/31/2015	$14.58386	$14.34284	84,499
01/01/2016 to 12/31/2016	$14.34284	$14.07349	84,470
01/01/2017 to 12/31/2017	$14.07349	$16.86179	76,095

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98119	$10.81762	0
01/01/2010 to 12/31/2010	$10.81762	$11.69349	77,776
01/01/2011 to 12/31/2011	$11.69349	$12.82717	10,513,694
01/01/2012 to 12/31/2012	$12.82717	$13.68874	4,902,955
01/01/2013 to 12/31/2013	$13.68874	$12.92850	1,831,935
01/01/2014 to 12/31/2014	$12.92850	$13.46048	1,963,124
01/01/2015 to 12/31/2015	$13.46048	$13.28462	6,348,510
01/01/2016 to 12/31/2016	$13.28462	$13.50474	7,762,359
01/01/2017 to 12/31/2017	$13.50474	$13.74281	4,542,641
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04093	$12.21599	669,427
01/01/2010 to 12/31/2010	$12.21599	$13.56339	1,219,025
01/01/2011 to 12/31/2011	$13.56339	$13.15627	707,163
01/01/2012 to 12/31/2012	$13.15627	$14.57677	740,636
01/01/2013 to 12/31/2013	$14.57677	$16.53506	746,438
01/01/2014 to 12/31/2014	$16.53506	$17.15649	653,969
01/01/2015 to 12/31/2015	$17.15649	$16.56073	501,245
01/01/2016 to 12/31/2016	$16.56073	$16.99882	434,964
01/01/2017 to 12/31/2017	$16.99882	$19.39538	459,315
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12727	$13.55348	201,691
01/01/2010 to 12/31/2010	$13.55348	$14.16959	337,387
01/01/2011 to 12/31/2011	$14.16959	$12.55801	228,979
01/01/2012 to 12/31/2012	$12.55801	$14.93376	249,160
01/01/2013 to 12/31/2013	$14.93376	$16.80576	221,598
01/01/2014 to 12/31/2014	$16.80576	$15.35050	215,576
01/01/2015 to 12/31/2015	$15.35050	$14.55580	206,982
01/01/2016 to 12/31/2016	$14.55580	$14.47449	187,431
01/01/2017 to 12/31/2017	$14.47449	$18.30524	201,341
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07968	$11.63646	1,382,051
01/01/2010 to 12/31/2010	$11.63646	$12.18235	1,686,564
01/01/2011 to 12/31/2011	$12.18235	$11.91214	1,458,362
01/01/2012 to 12/31/2012	$11.91214	$12.86542	1,451,868
01/01/2013 to 12/31/2013	$12.86542	$13.93476	1,365,761
01/01/2014 to 12/31/2014	$13.93476	$14.33405	1,173,217
01/01/2015 to 12/31/2015	$14.33405	$13.95736	924,861
01/01/2016 to 12/31/2016	$13.95736	$14.13878	764,355
01/01/2017 to 12/31/2017	$14.13878	$15.46819	726,571
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08335	$10.27958	36,602
01/01/2010 to 12/31/2010	$10.27958	$11.16256	58,400
01/01/2011 to 12/31/2011	$11.16256	$10.96161	55,060
01/01/2012 to 12/31/2012	$10.96161	$12.31659	34,258
01/01/2013 to 12/31/2013	$12.31659	$16.39972	36,158
01/01/2014 to 12/31/2014	$16.39972	$17.51841	36,889
01/01/2015 to 12/31/2015	$17.51841	$18.90660	51,524
01/01/2016 to 12/31/2016	$18.90660	$18.17430	24,541
01/01/2017 to 12/31/2017	$18.17430	$24.08318	52,860

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00718	$12.68196	132,749
01/01/2010 to 12/31/2010	$12.68196	$14.81504	244,736
01/01/2011 to 12/31/2011	$14.81504	$14.32058	174,151
01/01/2012 to 12/31/2012	$14.32058	$15.68274	164,561
01/01/2013 to 12/31/2013	$15.68274	$20.89981	170,755
01/01/2014 to 12/31/2014	$20.89981	$22.54689	273,653
01/01/2015 to 12/31/2015	$22.54689	$24.20985	210,236
01/01/2016 to 12/31/2016	$24.20985	$24.93508	196,721
01/01/2017 to 12/31/2017	$24.93508	$32.35103	176,272
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$10.03376	$12.05266	96,778
01/01/2010 to 12/31/2010	$12.05266	$13.33462	144,043
01/01/2011 to 12/31/2011	$13.33462	$14.33164	212,784
01/01/2012 to 12/31/2012	$14.33164	$14.80892	262,609
01/01/2013 to 12/31/2013	$14.80892	$14.15719	284,477
01/01/2014 to 12/31/2014	$14.15719	$14.69277	260,374
01/01/2015 to 12/31/2015	$14.69277	$14.24918	245,281
01/01/2016 to 12/31/2016	$14.24918	$14.26261	201,927
01/01/2017 to 12/31/2017	$14.26261	$14.38064	201,133
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07231	$13.33069	76,212
01/01/2010 to 12/31/2010	$13.33069	$14.57092	177,654
01/01/2011 to 12/31/2011	$14.57092	$13.76913	123,927
01/01/2012 to 12/31/2012	$13.76913	$16.53101	190,240
01/01/2013 to 12/31/2013	$16.53101	$20.58255	189,655
01/01/2014 to 12/31/2014	$20.58255	$20.80720	167,349
01/01/2015 to 12/31/2015	$20.80720	$19.99994	157,783
01/01/2016 to 12/31/2016	$19.99994	$20.89873	121,834
01/01/2017 to 12/31/2017	$20.89873	$25.24879	156,956
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02810	$12.12008	137,082
01/01/2010 to 12/31/2010	$12.12008	$13.33476	212,508
01/01/2011 to 12/31/2011	$13.33476	$12.93122	145,330
01/01/2012 to 12/31/2012	$12.93122	$14.76899	150,949
01/01/2013 to 12/31/2013	$14.76899	$19.69573	159,621
01/01/2014 to 12/31/2014	$19.69573	$20.88670	173,051
01/01/2015 to 12/31/2015	$20.88670	$21.84793	98,614
01/01/2016 to 12/31/2016	$21.84793	$21.72130	88,924
01/01/2017 to 12/31/2017	$21.72130	$27.69799	74,329
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	1,675
01/01/2013 to 12/31/2013	$10.16591	$13.33883	12,970
01/01/2014 to 12/31/2014	$13.33883	$14.34158	15,500
01/01/2015 to 12/31/2015	$14.34158	$13.88901	20,843
01/01/2016 to 12/31/2016	$13.88901	$15.37133	68,173
01/01/2017 to 12/31/2017	$15.37133	$17.59610	57,089
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02787	$10.05654	4,132
01/01/2012 to 12/31/2012	$10.05654	$10.28770	34,956
01/01/2013 to 12/31/2013	$10.28770	$9.75126	43,542
01/01/2014 to 12/31/2014	$9.75126	$10.00237	41,543
01/01/2015 to 10/16/2015	$10.00237	$9.91123	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.97666	$12.33126	38,133
01/01/2010 to 12/31/2010	$12.33126	$15.47892	103,428
01/01/2011 to 12/31/2011	$15.47892	$15.35493	88,711
01/01/2012 to 12/31/2012	$15.35493	$16.83277	91,855
01/01/2013 to 12/31/2013	$16.83277	$21.77548	98,013
01/01/2014 to 12/31/2014	$21.77548	$22.92839	93,067
01/01/2015 to 10/16/2015	$22.92839	$23.36018	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.93449	$12.03502	49,314
01/01/2010 to 12/31/2010	$12.03502	$14.11985	97,356
01/01/2011 to 04/29/2011	$14.11985	$15.79555	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13090	$13.68129	57,122
01/01/2010 to 12/31/2010	$13.68129	$16.47421	137,131
01/01/2011 to 12/31/2011	$16.47421	$15.67193	98,601
01/01/2012 to 12/31/2012	$15.67193	$17.90574	83,761
01/01/2013 to 12/31/2013	$17.90574	$24.80483	138,471
01/01/2014 to 12/31/2014	$24.80483	$27.64538	157,545
01/01/2015 to 12/31/2015	$27.64538	$25.44778	132,902
01/01/2016 to 12/31/2016	$25.44778	$29.35166	120,672
01/01/2017 to 12/31/2017	$29.35166	$32.58297	131,446
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	156,954
01/01/2013 to 12/31/2013	$10.26668	$11.90955	191,651
01/01/2014 to 12/31/2014	$11.90955	$12.21473	138,394
01/01/2015 to 12/31/2015	$12.21473	$11.76755	133,132
01/01/2016 to 12/31/2016	$11.76755	$11.97612	126,333
01/01/2017 to 12/31/2017	$11.97612	$13.61042	123,196
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05427	$14.75739	143,569
01/01/2010 to 12/31/2010	$14.75739	$17.60209	322,078
01/01/2011 to 12/31/2011	$17.60209	$13.69040	188,326
01/01/2012 to 12/31/2012	$13.69040	$15.74883	238,218
01/01/2013 to 12/31/2013	$15.74883	$15.39725	263,330
01/01/2014 to 12/31/2014	$15.39725	$14.31657	252,562
01/01/2015 to 12/31/2015	$14.31657	$11.62957	211,486
01/01/2016 to 12/31/2016	$11.62957	$12.74781	179,386
01/01/2017 to 12/31/2017	$12.74781	$15.71679	184,131
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02087	$11.57669	3,351,135
01/01/2010 to 12/31/2010	$11.57669	$12.48704	4,703,974
01/01/2011 to 12/31/2011	$12.48704	$12.30300	3,873,239
01/01/2012 to 12/31/2012	$12.30300	$13.24615	4,009,825
01/01/2013 to 12/31/2013	$13.24615	$14.11193	3,309,961
01/01/2014 to 12/31/2014	$14.11193	$14.56120	2,860,651
01/01/2015 to 12/31/2015	$14.56120	$14.22478	2,489,566
01/01/2016 to 12/31/2016	$14.22478	$14.64391	2,204,647
01/01/2017 to 12/31/2017	$14.64391	$15.73328	2,045,994

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	0
01/01/2012 to 12/31/2012	$10.05643	$10.50712	56,817
01/01/2013 to 12/31/2013	$10.50712	$10.01269	184,464
01/01/2014 to 12/31/2014	$10.01269	$10.35944	360,530
01/01/2015 to 12/31/2015	$10.35944	$10.07855	273,757
01/01/2016 to 12/31/2016	$10.07855	$10.24604	292,931
01/01/2017 to 12/31/2017	$10.24604	$10.56250	296,090
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98506	$12.12475	2,098,937
01/01/2010 to 12/31/2010	$12.12475	$14.07752	3,200,820
01/01/2011 to 12/31/2011	$14.07752	$12.87969	2,085,788
01/01/2012 to 12/31/2012	$12.87969	$14.18693	2,564,185
01/01/2013 to 12/31/2013	$14.18693	$16.19572	2,344,087
01/01/2014 to 12/31/2014	$16.19572	$17.25206	2,247,968
01/01/2015 to 12/31/2015	$17.25206	$16.72629	2,975,040
01/01/2016 to 12/31/2016	$16.72629	$17.96468	2,578,803
01/01/2017 to 12/31/2017	$17.96468	$20.34673	4,263,312
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99796	$11.61202	0
01/01/2014 to 12/31/2014	$11.61202	$13.05407	1,856
01/01/2015 to 12/31/2015	$13.05407	$12.93078	0
01/01/2016 to 12/31/2016	$12.93078	$13.98420	0
01/01/2017 to 12/31/2017	$13.98420	$16.56379	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07704	$12.77318	51,864
01/01/2010 to 12/31/2010	$12.77318	$14.33559	39,095
01/01/2011 to 12/31/2011	$14.33559	$14.46850	48,752
01/01/2012 to 12/31/2012	$14.46850	$16.76746	110,789
01/01/2013 to 12/31/2013	$16.76746	$21.66099	93,404
01/01/2014 to 12/31/2014	$21.66099	$24.76766	128,339
01/01/2015 to 12/31/2015	$24.76766	$24.90479	123,406
01/01/2016 to 12/31/2016	$24.90479	$27.90313	129,994
01/01/2017 to 12/31/2017	$27.90313	$33.27854	127,269
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	624
01/01/2014 to 12/31/2014	$11.66555	$12.11951	600
01/01/2015 to 12/31/2015	$12.11951	$11.84042	1,810
01/01/2016 to 12/31/2016	$11.84042	$12.28129	19,085
01/01/2017 to 12/31/2017	$12.28129	$14.16066	17,957
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03975	$11.90645	1,021,494
01/01/2010 to 12/31/2010	$11.90645	$12.99916	1,695,420
01/01/2011 to 12/31/2011	$12.99916	$12.45089	1,349,916
01/01/2012 to 12/31/2012	$12.45089	$13.39417	1,441,120
01/01/2013 to 12/31/2013	$13.39417	$14.69135	1,340,222
01/01/2014 to 12/31/2014	$14.69135	$15.06794	1,191,874
01/01/2015 to 12/31/2015	$15.06794	$14.67436	1,055,324
01/01/2016 to 12/31/2016	$14.67436	$15.00501	898,480
01/01/2017 to 12/31/2017	$15.00501	$17.01469	898,132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$10.05230	$12.31069	705,914
01/01/2010 to 12/31/2010	$12.31069	$13.73168	1,081,022
01/01/2011 to 12/31/2011	$13.73168	$13.07584	743,125
01/01/2012 to 12/31/2012	$13.07584	$14.78338	1,157,534
01/01/2013 to 12/31/2013	$14.78338	$17.02579	1,207,124
01/01/2014 to 12/31/2014	$17.02579	$17.51083	1,170,563
01/01/2015 to 12/31/2015	$17.51083	$16.98908	2,080,518
01/01/2016 to 12/31/2016	$16.98908	$17.70389	1,743,762
01/01/2017 to 04/28/2017	$17.70389	$18.36693	0
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$10.08070	$12.35277	1,364,897
01/01/2010 to 12/31/2010	$12.35277	$13.47366	2,645,222
01/01/2011 to 12/31/2011	$13.47366	$12.69971	1,998,748
01/01/2012 to 12/31/2012	$12.69971	$13.76786	2,075,087
01/01/2013 to 12/31/2013	$13.76786	$15.36468	2,003,744
01/01/2014 to 12/31/2014	$15.36468	$15.44328	1,711,454
01/01/2015 to 10/16/2015	$15.44328	$14.92403	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98052	$12.94962	83,923
01/01/2010 to 12/31/2010	$12.94962	$16.74401	69,225
01/01/2011 to 12/31/2011	$16.74401	$14.19256	111,609
01/01/2012 to 12/31/2012	$14.19256	$16.62340	170,989
01/01/2013 to 12/31/2013	$16.62340	$22.83438	126,228
01/01/2014 to 12/31/2014	$22.83438	$23.37559	113,400
01/01/2015 to 12/31/2015	$23.37559	$23.10731	98,327
01/01/2016 to 12/31/2016	$23.10731	$24.27801	89,400
01/01/2017 to 12/31/2017	$24.27801	$30.24340	102,672
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00820	$13.10010	50,705
01/01/2010 to 12/31/2010	$13.10010	$17.43329	138,778
01/01/2011 to 12/31/2011	$17.43329	$16.84030	100,627
01/01/2012 to 12/31/2012	$16.84030	$18.42724	73,529
01/01/2013 to 12/31/2013	$18.42724	$24.29884	131,502
01/01/2014 to 12/31/2014	$24.29884	$24.60878	107,417
01/01/2015 to 12/31/2015	$24.60878	$24.19449	85,209
01/01/2016 to 12/31/2016	$24.19449	$26.45361	77,008
01/01/2017 to 12/31/2017	$26.45361	$31.97937	81,926
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97548	$12.90798	36,288
01/01/2010 to 12/31/2010	$12.90798	$15.86510	74,369
01/01/2011 to 12/31/2011	$15.86510	$14.55193	47,102
01/01/2012 to 12/31/2012	$14.55193	$16.77271	57,425
01/01/2013 to 12/31/2013	$16.77271	$22.48166	97,654
01/01/2014 to 12/31/2014	$22.48166	$23.08625	78,258
01/01/2015 to 12/31/2015	$23.08625	$21.54997	59,723
01/01/2016 to 12/31/2016	$21.54997	$27.16295	63,100
01/01/2017 to 12/31/2017	$27.16295	$28.44611	65,870

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03823	$12.11421	1,411,064
01/01/2010 to 12/31/2010	$12.11421	$13.18068	2,333,576
01/01/2011 to 12/31/2011	$13.18068	$13.11335	1,881,784
01/01/2012 to 12/31/2012	$13.11335	$14.51796	2,087,616
01/01/2013 to 12/31/2013	$14.51796	$16.54637	2,168,261
01/01/2014 to 12/31/2014	$16.54637	$17.09002	2,108,193
01/01/2015 to 12/31/2015	$17.09002	$16.67829	2,267,784
01/01/2016 to 12/31/2016	$16.67829	$17.49814	2,083,754
01/01/2017 to 12/31/2017	$17.49814	$19.70075	2,047,081
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$10.09999	$12.87042	40,037
01/01/2010 to 12/31/2010	$12.87042	$14.21802	70,046
01/01/2011 to 12/31/2011	$14.21802	$13.64287	66,528
01/01/2012 to 12/31/2012	$13.64287	$15.60386	69,317
01/01/2013 to 12/31/2013	$15.60386	$19.74027	105,377
01/01/2014 to 12/31/2014	$19.74027	$20.69464	99,103
01/01/2015 to 10/16/2015	$20.69464	$19.06251	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98684	$13.12597	183,514
01/01/2010 to 12/31/2010	$13.12597	$14.82904	316,786
01/01/2011 to 12/31/2011	$14.82904	$14.22104	215,988
01/01/2012 to 12/31/2012	$14.22104	$16.31119	278,296
01/01/2013 to 12/31/2013	$16.31119	$22.91711	291,475
01/01/2014 to 12/31/2014	$22.91711	$24.22143	251,222
01/01/2015 to 12/31/2015	$24.22143	$25.89238	225,871
01/01/2016 to 12/31/2016	$25.89238	$25.94120	199,539
01/01/2017 to 12/31/2017	$25.94120	$34.89567	210,774
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$10.09817	$12.72342	115,228
01/01/2010 to 12/31/2010	$12.72342	$13.95617	165,907
01/01/2011 to 12/31/2011	$13.95617	$13.54784	153,332
01/01/2012 to 12/31/2012	$13.54784	$14.98648	135,537
01/01/2013 to 12/31/2013	$14.98648	$19.68209	134,952
01/01/2014 to 12/31/2014	$19.68209	$19.49888	128,677
01/01/2015 to 12/31/2015	$19.49888	$17.86766	66,272
01/01/2016 to 12/31/2016	$17.86766	$18.49912	54,216
01/01/2017 to 12/31/2017	$18.49912	$21.03441	48,003
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30093	$13.71903	211,036
01/01/2010 to 12/31/2010	$13.71903	$16.12040	443,457
01/01/2011 to 12/31/2011	$16.12040	$13.37987	307,537
01/01/2012 to 12/31/2012	$13.37987	$13.52351	365,723
01/01/2013 to 12/31/2013	$13.52351	$15.22128	331,435
01/01/2014 to 12/31/2014	$15.22128	$13.60670	304,508
01/01/2015 to 12/31/2015	$13.60670	$10.71758	239,740
01/01/2016 to 12/31/2016	$10.71758	$13.02934	198,091
01/01/2017 to 12/31/2017	$13.02934	$14.02103	224,099

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01724	$11.07591	174,116
01/01/2010 to 12/31/2010	$11.07591	$11.42517	296,195
01/01/2011 to 12/31/2011	$11.42517	$11.60544	235,612
01/01/2012 to 12/31/2012	$11.60544	$11.91230	254,272
01/01/2013 to 12/31/2013	$11.91230	$11.18418	273,906
01/01/2014 to 12/31/2014	$11.18418	$10.97091	226,026
01/01/2015 to 12/31/2015	$10.97091	$10.20784	150,394
01/01/2016 to 12/31/2016	$10.20784	$10.39219	134,292
01/01/2017 to 12/31/2017	$10.39219	$10.34516	145,570
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98575	$13.19658	75,379
01/01/2010 to 12/31/2010	$13.19658	$15.91272	137,053
01/01/2011 to 12/31/2011	$15.91272	$14.98769	95,278
01/01/2012 to 12/31/2012	$14.98769	$17.31163	99,192
01/01/2013 to 12/31/2013	$17.31163	$22.36179	125,922
01/01/2014 to 12/31/2014	$22.36179	$25.07934	103,811
01/01/2015 to 12/31/2015	$25.07934	$22.84802	80,171
01/01/2016 to 12/31/2016	$22.84802	$25.40919	66,863
01/01/2017 to 12/31/2017	$25.40919	$29.38181	68,754
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06163	$12.73007	90,594
01/01/2010 to 12/31/2010	$12.73007	$14.23596	158,984
01/01/2011 to 12/31/2011	$14.23596	$13.40781	222,060
01/01/2012 to 12/31/2012	$13.40781	$14.51852	219,875
01/01/2013 to 12/31/2013	$14.51852	$17.06671	399,935
01/01/2014 to 12/31/2014	$17.06671	$17.56506	360,201
01/01/2015 to 12/31/2015	$17.56506	$17.02626	301,587
01/01/2016 to 12/31/2016	$17.02626	$17.69389	222,082
01/01/2017 to 12/31/2017	$17.69389	$19.60809	233,553
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98899	$10.72906	406,240
01/01/2010 to 12/31/2010	$10.72906	$11.28236	671,704
01/01/2011 to 12/31/2011	$11.28236	$11.66960	540,443
01/01/2012 to 12/31/2012	$11.66960	$12.27713	666,781
01/01/2013 to 12/31/2013	$12.27713	$11.79749	493,079
01/01/2014 to 12/31/2014	$11.79749	$12.33682	582,133
01/01/2015 to 12/31/2015	$12.33682	$12.18330	492,029
01/01/2016 to 12/31/2016	$12.18330	$12.49758	514,471
01/01/2017 to 12/31/2017	$12.49758	$12.96131	679,725
Evergreen VA Growth Fund
05/01/2009 to 12/31/2009	$10.04376	$12.60009	488
01/01/2010 to 07/16/2010	$12.60009	$12.28450	0
Evergreen VA International Equity Fund
05/01/2009 to 12/31/2009	$10.04775	$12.70494	3,875
01/01/2010 to 07/16/2010	$12.70494	$12.01580	0
Evergreen VA Omega Fund
05/01/2009 to 12/31/2009	$9.89090	$12.80843	1,263
01/01/2010 to 07/16/2010	$12.80843	$11.91310	0
First Trust Target Focus Four Portfolio
05/01/2009 to 12/31/2009	$10.09641	$13.24111	5,431
01/01/2010 to 12/31/2010	$13.24111	$15.37013	9,274
01/01/2011 to 12/31/2011	$15.37013	$13.35830	9,882
01/01/2012 to 12/31/2012	$13.35830	$14.83276	4,536
01/01/2013 to 12/31/2013	$14.83276	$18.96622	3,316
01/01/2014 to 04/25/2014	$18.96622	$19.50326	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$10.07049	$12.79211	1,483,963
01/01/2010 to 12/31/2010	$12.79211	$13.75669	2,473,221
01/01/2011 to 12/31/2011	$13.75669	$13.19591	1,683,866
01/01/2012 to 09/21/2012	$13.19591	$14.69625	0
Global Dividend Target 15 Portfolio
05/01/2009 to 12/31/2009	$10.06011	$14.45416	5,565
01/01/2010 to 12/31/2010	$14.45416	$15.47125	21,660
01/01/2011 to 12/31/2011	$15.47125	$13.96185	12,912
01/01/2012 to 12/31/2012	$13.96185	$17.07417	12,120
01/01/2013 to 12/31/2013	$17.07417	$19.04526	9,320
01/01/2014 to 04/25/2014	$19.04526	$18.59166	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03250	$8.12417	6,750
01/01/2012 to 04/27/2012	$8.12417	$9.18527	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99275	$9.07161	2,642
01/01/2012 to 12/31/2012	$9.07161	$10.50596	4,069
01/01/2013 to 12/31/2013	$10.50596	$13.42951	3,999
01/01/2014 to 12/31/2014	$13.42951	$14.78103	3,824
01/01/2015 to 12/31/2015	$14.78103	$14.71686	7,106
01/01/2016 to 12/31/2016	$14.71686	$16.48403	3,651
01/01/2017 to 12/31/2017	$16.48403	$17.46024	3,665
Invesco V.I. Dynamics Fund - Series I
05/01/2009 to 12/31/2009	$10.03681	$13.11689	0
01/01/2010 to 12/31/2010	$13.11689	$15.84420	3,109
01/01/2011 to 04/29/2011	$15.84420	$17.59871	0
Invesco V.I. Financial Services Fund - Series I
05/01/2009 to 12/31/2009	$9.99932	$13.95614	1,771
01/01/2010 to 12/31/2010	$13.95614	$15.01877	920
01/01/2011 to 04/29/2011	$15.01877	$15.80151	0
Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95058	$12.72022	10,533
01/01/2010 to 12/31/2010	$12.72022	$13.06553	9,338
01/01/2011 to 12/31/2011	$13.06553	$13.24956	8,920
01/01/2012 to 12/31/2012	$13.24956	$15.62526	8,783
01/01/2013 to 12/31/2013	$15.62526	$21.42238	10,581
01/01/2014 to 12/31/2014	$21.42238	$25.00804	6,423
01/01/2015 to 12/31/2015	$25.00804	$25.16684	10,790
01/01/2016 to 12/31/2016	$25.16684	$21.73789	10,304
01/01/2017 to 12/31/2017	$21.73789	$24.56321	10,522
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04970	$9.71179	0
01/01/2013 to 12/31/2013	$9.71179	$12.98073	4,081
01/01/2014 to 12/31/2014	$12.98073	$13.68027	2,746
01/01/2015 to 12/31/2015	$13.68027	$13.50600	2,745
01/01/2016 to 12/31/2016	$13.50600	$13.27548	1,775
01/01/2017 to 12/31/2017	$13.27548	$15.86422	1,774

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Developing Markets Fund
05/01/2009 to 12/31/2009	$10.12068	$14.47180	3,343
01/01/2010 to 12/31/2010	$14.47180	$16.39637	11,395
01/01/2011 to 12/31/2011	$16.39637	$12.41127	10,071
01/01/2012 to 12/31/2012	$12.41127	$14.13839	8,181
01/01/2013 to 12/31/2013	$14.13839	$13.79635	6,469
01/01/2014 to 12/31/2014	$13.79635	$12.67134	7,424
01/01/2015 to 12/31/2015	$12.67134	$10.34347	7,956
01/01/2016 to 08/05/2016	$10.34347	$11.27636	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12624	$9.69741	8,516
01/01/2017 to 12/31/2017	$9.69741	$13.34851	7,083
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20307	$13.97643	888
01/01/2010 to 12/31/2010	$13.97643	$15.53043	2,422
01/01/2011 to 12/31/2011	$15.53043	$11.06023	2,758
01/01/2012 to 12/31/2012	$11.06023	$12.45832	7,208
01/01/2013 to 12/31/2013	$12.45832	$13.97265	6,684
01/01/2014 to 12/31/2014	$13.97265	$13.41646	9,797
01/01/2015 to 12/31/2015	$13.41646	$11.85992	9,192
01/01/2016 to 12/31/2016	$11.85992	$11.64423	2,558
01/01/2017 to 12/31/2017	$11.64423	$15.09475	2,503
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77087	$12.47987	0
01/01/2010 to 12/31/2010	$12.47987	$13.18903	0
01/01/2011 to 12/31/2011	$13.18903	$9.42409	0
01/01/2012 to 12/31/2012	$9.42409	$12.26356	0
01/01/2013 to 12/31/2013	$12.26356	$15.96563	7,228
01/01/2014 to 12/31/2014	$15.96563	$17.19057	7,196
01/01/2015 to 12/31/2015	$17.19057	$16.69667	12,343
01/01/2016 to 12/31/2016	$16.69667	$20.07233	815
01/01/2017 to 12/31/2017	$20.07233	$23.09095	295
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15278	$14.26039	2,616
01/01/2010 to 12/31/2010	$14.26039	$18.04227	3,639
01/01/2011 to 12/31/2011	$18.04227	$14.75798	818
01/01/2012 to 12/31/2012	$14.75798	$15.61712	717
01/01/2013 to 12/31/2013	$15.61712	$18.04262	772
01/01/2014 to 12/31/2014	$18.04262	$17.89726	605
01/01/2015 to 12/31/2015	$17.89726	$15.02789	580
01/01/2016 to 12/31/2016	$15.02789	$17.37164	0
01/01/2017 to 12/31/2017	$17.37164	$20.83807	0
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94243	$7.31031	4,687
01/01/2010 to 12/31/2010	$7.31031	$5.86181	7,366
01/01/2011 to 12/31/2011	$5.86181	$5.21051	8,428
01/01/2012 to 12/31/2012	$5.21051	$4.23896	7,189
01/01/2013 to 12/31/2013	$4.23896	$3.03711	21,858
01/01/2014 to 12/31/2014	$3.03711	$2.54062	1,989
01/01/2015 to 12/31/2015	$2.54062	$2.35641	1,628
01/01/2016 to 12/31/2016	$2.35641	$1.99879	1,311
01/01/2017 to 12/31/2017	$1.99879	$1.59962	1,221

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05391	$12.63683	1,010
01/01/2010 to 12/31/2010	$12.63683	$13.87798	590
01/01/2011 to 12/31/2011	$13.87798	$13.53885	541
01/01/2012 to 12/31/2012	$13.53885	$15.04066	964
01/01/2013 to 12/31/2013	$15.04066	$19.03819	966
01/01/2014 to 12/31/2014	$19.03819	$20.70173	889
01/01/2015 to 12/31/2015	$20.70173	$20.10204	1,686
01/01/2016 to 12/31/2016	$20.10204	$21.50540	1,809
01/01/2017 to 12/31/2017	$21.50540	$25.03817	1,808
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02915	$12.53707	1,709
01/01/2010 to 12/31/2010	$12.53707	$14.35347	9,142
01/01/2011 to 12/31/2011	$14.35347	$14.97518	8,097
01/01/2012 to 12/31/2012	$14.97518	$16.19386	16,428
01/01/2013 to 12/31/2013	$16.19386	$20.29198	6,722
01/01/2014 to 12/31/2014	$20.29198	$21.81935	3,512
01/01/2015 to 12/31/2015	$21.81935	$22.17092	2,152
01/01/2016 to 12/31/2016	$22.17092	$22.39570	1,808
01/01/2017 to 12/31/2017	$22.39570	$25.13791	679
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95199	$12.27437	666
01/01/2010 to 12/31/2010	$12.27437	$14.53499	1,666
01/01/2011 to 12/31/2011	$14.53499	$14.95932	877
01/01/2012 to 12/31/2012	$14.95932	$17.81688	876
01/01/2013 to 12/31/2013	$17.81688	$24.31020	3,109
01/01/2014 to 12/31/2014	$24.31020	$26.66970	891
01/01/2015 to 12/31/2015	$26.66970	$27.23636	1,891
01/01/2016 to 12/31/2016	$27.23636	$27.68301	1,721
01/01/2017 to 12/31/2017	$27.68301	$31.96731	1,174
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15307	$13.60356	2,019
01/01/2010 to 12/31/2010	$13.60356	$13.61986	2,011
01/01/2011 to 12/31/2011	$13.61986	$12.10606	0
01/01/2012 to 12/31/2012	$12.10606	$13.76866	4,550
01/01/2013 to 12/31/2013	$13.76866	$16.33747	3,274
01/01/2014 to 12/31/2014	$16.33747	$14.55894	2,928
01/01/2015 to 12/31/2015	$14.55894	$12.65718	503
01/01/2016 to 12/31/2016	$12.65718	$13.31219	364
01/01/2017 to 12/31/2017	$13.31219	$15.54707	363
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82703	$12.84677	47,880
01/01/2010 to 12/31/2010	$12.84677	$13.90187	43,045
01/01/2011 to 12/31/2011	$13.90187	$11.68579	22,526
01/01/2012 to 12/31/2012	$11.68579	$14.21803	26,967
01/01/2013 to 12/31/2013	$14.21803	$18.31894	12,006
01/01/2014 to 12/31/2014	$18.31894	$20.17848	11,228
01/01/2015 to 12/31/2015	$20.17848	$19.38985	6,184
01/01/2016 to 12/31/2016	$19.38985	$21.81399	7,334
01/01/2017 to 12/31/2017	$21.81399	$25.15214	6,523

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97646	$12.75328	18,798
01/01/2010 to 12/31/2010	$12.75328	$12.79475	33,487
01/01/2011 to 12/31/2011	$12.79475	$13.74428	47,289
01/01/2012 to 12/31/2012	$13.74428	$15.74034	53,268
01/01/2013 to 12/31/2013	$15.74034	$21.45977	58,915
01/01/2014 to 12/31/2014	$21.45977	$25.89537	83,723
01/01/2015 to 12/31/2015	$25.89537	$26.52984	37,559
01/01/2016 to 12/31/2016	$26.52984	$24.83250	12,299
01/01/2017 to 12/31/2017	$24.83250	$29.29337	10,347
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11158	$12.74831	28,399
01/01/2010 to 12/31/2010	$12.74831	$15.38967	6,201
01/01/2011 to 12/31/2011	$15.38967	$14.74526	14,746
01/01/2012 to 12/31/2012	$14.74526	$16.65582	5,156
01/01/2013 to 12/31/2013	$16.65582	$22.45281	3,372
01/01/2014 to 12/31/2014	$22.45281	$23.12419	2,686
01/01/2015 to 12/31/2015	$23.12419	$21.78607	2,495
01/01/2016 to 12/31/2016	$21.78607	$24.98311	2,220
01/01/2017 to 12/31/2017	$24.98311	$29.83192	3,069
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21818	$11.33527	0
01/01/2010 to 12/31/2010	$11.33527	$10.33520	0
01/01/2011 to 12/31/2011	$10.33520	$8.21303	1,349
01/01/2012 to 12/31/2012	$8.21303	$9.84995	7,868
01/01/2013 to 12/31/2013	$9.84995	$14.24380	6,355
01/01/2014 to 12/31/2014	$14.24380	$14.34307	4,325
01/01/2015 to 12/31/2015	$14.34307	$14.80439	3,356
01/01/2016 to 12/31/2016	$14.80439	$14.50233	30
01/01/2017 to 12/31/2017	$14.50233	$16.75859	30
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06846	$12.61079	1,230
01/01/2010 to 12/31/2010	$12.61079	$13.92387	3,389
01/01/2011 to 12/31/2011	$13.92387	$14.00848	2,581
01/01/2012 to 12/31/2012	$14.00848	$15.40254	10,997
01/01/2013 to 12/31/2013	$15.40254	$19.63291	9,697
01/01/2014 to 12/31/2014	$19.63291	$21.62784	5,562
01/01/2015 to 12/31/2015	$21.62784	$21.89056	5,045
01/01/2016 to 12/31/2016	$21.89056	$22.42661	6,474
01/01/2017 to 12/31/2017	$22.42661	$27.41240	6,146
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03424	$12.66640	2,910
01/01/2010 to 12/31/2010	$12.66640	$13.94952	6,499
01/01/2011 to 12/31/2011	$13.94952	$13.43428	6,095
01/01/2012 to 12/31/2012	$13.43428	$15.12539	6,095
01/01/2013 to 12/31/2013	$15.12539	$19.16573	5,453
01/01/2014 to 12/31/2014	$19.16573	$20.65444	5,398
01/01/2015 to 12/31/2015	$20.65444	$19.19432	5,983
01/01/2016 to 12/31/2016	$19.19432	$21.61484	6,799
01/01/2017 to 12/31/2017	$21.61484	$23.91969	7,237

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99450	$12.63316	216
01/01/2010 to 12/31/2010	$12.63316	$15.82612	3,970
01/01/2011 to 12/31/2011	$15.82612	$14.99228	10,146
01/01/2012 to 12/31/2012	$14.99228	$16.87366	3,830
01/01/2013 to 12/31/2013	$16.87366	$21.48506	5,059
01/01/2014 to 12/31/2014	$21.48506	$22.19340	2,131
01/01/2015 to 12/31/2015	$22.19340	$21.71106	3,854
01/01/2016 to 12/31/2016	$21.71106	$23.90767	3,409
01/01/2017 to 12/31/2017	$23.90767	$27.59339	7,612
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91648	$12.73464	2,344
01/01/2010 to 12/31/2010	$12.73464	$14.96334	1,607
01/01/2011 to 12/31/2011	$14.96334	$14.02451	836
01/01/2012 to 12/31/2012	$14.02451	$15.94637	1,063
01/01/2013 to 12/31/2013	$15.94637	$20.55849	2,049
01/01/2014 to 12/31/2014	$20.55849	$22.09744	1,774
01/01/2015 to 12/31/2015	$22.09744	$19.78312	2,167
01/01/2016 to 12/31/2016	$19.78312	$23.99748	2,426
01/01/2017 to 12/31/2017	$23.99748	$25.89474	2,515
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00745	$13.01777	157
01/01/2010 to 12/31/2010	$13.01777	$15.01595	325
01/01/2011 to 12/31/2011	$15.01595	$14.86203	141
01/01/2012 to 12/31/2012	$14.86203	$16.85037	142
01/01/2013 to 12/31/2013	$16.85037	$22.07171	134
01/01/2014 to 12/31/2014	$22.07171	$25.19257	120
01/01/2015 to 12/31/2015	$25.19257	$26.40740	109
01/01/2016 to 12/31/2016	$26.40740	$27.11632	116
01/01/2017 to 12/31/2017	$27.11632	$34.48868	114
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29606	$11.90208	16,160
01/01/2010 to 12/31/2010	$11.90208	$13.67301	25,455
01/01/2011 to 12/31/2011	$13.67301	$13.63833	40,270
01/01/2012 to 12/31/2012	$13.63833	$13.68882	48,979
01/01/2013 to 12/31/2013	$13.68882	$16.56795	39,264
01/01/2014 to 12/31/2014	$16.56795	$14.40537	38,567
01/01/2015 to 12/31/2015	$14.40537	$10.76774	3,299
01/01/2016 to 12/31/2016	$10.76774	$13.04501	3,601
01/01/2017 to 12/31/2017	$13.04501	$12.32232	745
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02184	$13.05714	0
01/01/2010 to 12/31/2010	$13.05714	$12.79808	0
01/01/2011 to 12/31/2011	$12.79808	$14.49932	654
01/01/2012 to 12/31/2012	$14.49932	$15.81997	446
01/01/2013 to 12/31/2013	$15.81997	$20.31348	864
01/01/2014 to 12/31/2014	$20.31348	$23.65222	723
01/01/2015 to 12/31/2015	$23.65222	$24.09790	717
01/01/2016 to 12/31/2016	$24.09790	$22.63128	749
01/01/2017 to 12/31/2017	$22.63128	$24.36509	768

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00916	$13.64568	32,444
01/01/2010 to 12/31/2010	$13.64568	$17.69517	38,027
01/01/2011 to 12/31/2011	$17.69517	$13.94533	51,835
01/01/2012 to 12/31/2012	$13.94533	$11.62395	62,569
01/01/2013 to 12/31/2013	$11.62395	$7.03616	42,025
01/01/2014 to 12/31/2014	$7.03616	$5.22536	43,835
01/01/2015 to 12/31/2015	$5.22536	$3.42257	9,721
01/01/2016 to 12/31/2016	$3.42257	$5.20267	14,754
01/01/2017 to 12/31/2017	$5.20267	$5.34345	351
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61575	$13.99339	14,788
01/01/2010 to 12/31/2010	$13.99339	$17.02155	20,734
01/01/2011 to 12/31/2011	$17.02155	$17.39400	33,412
01/01/2012 to 12/31/2012	$17.39400	$19.88062	36,906
01/01/2013 to 12/31/2013	$19.88062	$19.41140	35,012
01/01/2014 to 12/31/2014	$19.41140	$23.67333	35,696
01/01/2015 to 12/31/2015	$23.67333	$23.16824	2,808
01/01/2016 to 12/31/2016	$23.16824	$23.89618	2,664
01/01/2017 to 12/31/2017	$23.89618	$25.18903	2,776
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10762	$10.20305	16,679
01/01/2010 to 12/31/2010	$10.20305	$8.35783	9,433
01/01/2011 to 12/31/2011	$8.35783	$5.09563	9,365
01/01/2012 to 12/31/2012	$5.09563	$4.62573	8,885
01/01/2013 to 12/31/2013	$4.62573	$5.25599	7,813
01/01/2014 to 12/31/2014	$5.25599	$3.57570	10,987
01/01/2015 to 12/31/2015	$3.57570	$3.43270	12,394
01/01/2016 to 12/31/2016	$3.43270	$3.17606	13,237
01/01/2017 to 12/31/2017	$3.17606	$2.72965	13,136
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98735	$7.08246	0
01/01/2010 to 12/31/2010	$7.08246	$5.44501	0
01/01/2011 to 12/31/2011	$5.44501	$4.75549	0
01/01/2012 to 12/31/2012	$4.75549	$3.76678	0
01/01/2013 to 12/31/2013	$3.76678	$2.59405	23,074
01/01/2014 to 12/31/2014	$2.59405	$2.04001	0
01/01/2015 to 12/31/2015	$2.04001	$1.73039	0
01/01/2016 to 12/31/2016	$1.73039	$1.51824	0
01/01/2017 to 12/31/2017	$1.51824	$1.10720	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01024	$12.55149	4,138
01/01/2010 to 12/31/2010	$12.55149	$15.39400	5,315
01/01/2011 to 12/31/2011	$15.39400	$15.20988	4,716
01/01/2012 to 12/31/2012	$15.20988	$16.68844	4,303
01/01/2013 to 12/31/2013	$16.68844	$22.86105	3,669
01/01/2014 to 12/31/2014	$22.86105	$22.78544	3,518
01/01/2015 to 12/31/2015	$22.78544	$22.48795	3,531
01/01/2016 to 12/31/2016	$22.48795	$26.37763	10,486
01/01/2017 to 12/31/2017	$26.37763	$29.07060	3,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.96006	$12.37341	11,861
01/01/2010 to 12/31/2010	$12.37341	$14.73832	3,759
01/01/2011 to 12/31/2011	$14.73832	$13.78794	2,340
01/01/2012 to 12/31/2012	$13.78794	$15.62253	2,524
01/01/2013 to 12/31/2013	$15.62253	$20.98169	2,895
01/01/2014 to 12/31/2014	$20.98169	$21.65758	815
01/01/2015 to 12/31/2015	$21.65758	$19.37792	1,872
01/01/2016 to 12/31/2016	$19.37792	$24.34444	11,391
01/01/2017 to 12/31/2017	$24.34444	$26.05603	1,468
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15340	$10.99417	12,339
01/01/2010 to 12/31/2010	$10.99417	$12.40743	24,899
01/01/2011 to 12/31/2011	$12.40743	$12.33012	45,449
01/01/2012 to 12/31/2012	$12.33012	$14.01407	48,737
01/01/2013 to 12/31/2013	$14.01407	$15.32071	44,090
01/01/2014 to 12/31/2014	$15.32071	$15.02987	44,620
01/01/2015 to 12/31/2015	$15.02987	$14.88467	968
01/01/2016 to 12/31/2016	$14.88467	$17.66586	1,332
01/01/2017 to 12/31/2017	$17.66586	$16.86840	551
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88865	$8.88418	0
01/01/2010 to 12/31/2010	$8.88418	$9.54219	1,233
01/01/2011 to 12/31/2011	$9.54219	$13.36014	15,147
01/01/2012 to 12/31/2012	$13.36014	$13.15892	1,974
01/01/2013 to 12/31/2013	$13.15892	$10.38293	0
01/01/2014 to 12/31/2014	$10.38293	$13.81464	884
01/01/2015 to 12/31/2015	$13.81464	$12.71579	817
01/01/2016 to 12/31/2016	$12.71579	$12.36694	0
01/01/2017 to 12/31/2017	$12.36694	$13.20949	806
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93737	$15.98898	465
01/01/2010 to 12/31/2010	$15.98898	$23.34622	11,384
01/01/2011 to 12/31/2011	$23.34622	$19.66638	13,805
01/01/2012 to 12/31/2012	$19.66638	$25.41666	2,053
01/01/2013 to 12/31/2013	$25.41666	$42.30267	2,231
01/01/2014 to 12/31/2014	$42.30267	$47.59730	515
01/01/2015 to 12/31/2015	$47.59730	$42.18291	513
01/01/2016 to 12/31/2016	$42.18291	$56.75419	480
01/01/2017 to 12/31/2017	$56.75419	$71.34667	452
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23441	$12.22333	2,802
01/01/2010 to 12/31/2010	$12.22333	$12.63358	19,168
01/01/2011 to 12/31/2011	$12.63358	$14.48283	16,860
01/01/2012 to 12/31/2012	$14.48283	$14.14715	19,266
01/01/2013 to 12/31/2013	$14.14715	$15.63787	13,187
01/01/2014 to 12/31/2014	$15.63787	$19.20360	14,009
01/01/2015 to 12/31/2015	$19.20360	$17.53370	7,587
01/01/2016 to 12/31/2016	$17.53370	$19.68435	6,982
01/01/2017 to 12/31/2017	$19.68435	$21.24661	5,825

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14300	$13.37270	0
01/01/2010 to 12/31/2010	$13.37270	$14.87269	0
01/01/2011 to 12/31/2011	$14.87269	$12.34473	0
01/01/2012 to 12/31/2012	$12.34473	$14.73879	0
01/01/2013 to 12/31/2013	$14.73879	$17.09070	0
01/01/2014 to 12/31/2014	$17.09070	$15.71903	0
01/01/2015 to 12/31/2015	$15.71903	$15.85010	0
01/01/2016 to 12/31/2016	$15.85010	$14.90883	0
01/01/2017 to 12/31/2017	$14.90883	$19.75376	0
S&P Target 24 Portfolio
05/01/2009 to 12/31/2009	$9.99932	$11.98049	0
01/01/2010 to 12/31/2010	$11.98049	$13.94214	0
01/01/2011 to 12/31/2011	$13.94214	$14.76606	0
01/01/2012 to 12/31/2012	$14.76606	$15.76389	0
01/01/2013 to 12/31/2013	$15.76389	$21.86309	0
01/01/2014 to 04/25/2014	$21.86309	$21.51239	0
Target Managed VIP Portfolio
05/01/2009 to 12/31/2009	$9.99932	$12.27498	0
01/01/2010 to 12/31/2010	$12.27498	$14.26469	2,215
01/01/2011 to 12/31/2011	$14.26469	$13.68221	2,214
01/01/2012 to 12/31/2012	$13.68221	$15.08398	2,214
01/01/2013 to 12/31/2013	$15.08398	$19.98087	2,214
01/01/2014 to 04/25/2014	$19.98087	$19.80358	0
The DOW DART 10 Portfolio
05/01/2009 to 12/31/2009	$10.13951	$13.26685	167
01/01/2010 to 12/31/2010	$13.26685	$15.10926	1,508
01/01/2011 to 12/31/2011	$15.10926	$15.87731	870
01/01/2012 to 12/31/2012	$15.87731	$17.15130	1,464
01/01/2013 to 12/31/2013	$17.15130	$21.89245	1,822
01/01/2014 to 04/25/2014	$21.89245	$21.49819	0
The DOW Target Dividend Portfolio
05/01/2009 to 12/31/2009	$10.05149	$13.68410	8,632
01/01/2010 to 12/31/2010	$13.68410	$15.55181	3,148
01/01/2011 to 12/31/2011	$15.55181	$16.08332	3,148
01/01/2012 to 12/31/2012	$16.08332	$16.56158	3,943
01/01/2013 to 12/31/2013	$16.56158	$20.71019	4,247
01/01/2014 to 04/25/2014	$20.71019	$21.35786	0
Wells Fargo Advantage VT Equity Income
05/01/2009 to 12/31/2009	$10.08618	$12.24467	1,322
01/01/2010 to 07/16/2010	$12.24467	$11.71391	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.03064	$14.49262	4,743
01/01/2011 to 12/31/2011	$14.49262	$12.32977	3,833
01/01/2012 to 12/31/2012	$12.32977	$13.67262	3,661
01/01/2013 to 12/31/2013	$13.67262	$15.99711	3,466
01/01/2014 to 12/31/2014	$15.99711	$14.77788	3,429
01/01/2015 to 12/31/2015	$14.77788	$14.74672	834
01/01/2016 to 12/31/2016	$14.74672	$14.85460	808
01/01/2017 to 12/31/2017	$14.85460	$18.09413	784

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$11.71391	$13.59653	1,322
01/01/2011 to 12/31/2011	$13.59653	$12.97836	1,512
01/01/2012 to 12/31/2012	$12.97836	$15.12454	1,512
01/01/2013 to 12/31/2013	$15.12454	$19.22515	1,376
01/01/2014 to 12/31/2014	$19.22515	$20.68797	3,215
01/01/2015 to 12/31/2015	$20.68797	$20.07529	2,007
01/01/2016 to 04/29/2016	$20.07529	$20.04595	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.91323	$14.96807	6,279
01/01/2011 to 12/31/2011	$14.96807	$13.81973	5,270
01/01/2012 to 12/31/2012	$13.81973	$16.27859	5,231
01/01/2013 to 12/31/2013	$16.27859	$22.26626	4,339
01/01/2014 to 12/31/2014	$22.26626	$22.60853	3,871
01/01/2015 to 12/31/2015	$22.60853	$22.41211	3,504
01/01/2016 to 12/31/2016	$22.41211	$22.03213	3,465
01/01/2017 to 12/31/2017	$22.03213	$29.00679	2,587
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59304	$12.20228	1,720
01/01/2011 to 12/31/2011	$12.20228	$11.38688	1,247
01/01/2012 to 12/31/2012	$11.38688	$12.00835	838
01/01/2013 to 12/31/2013	$12.00835	$17.63668	2,394
01/01/2014 to 12/31/2014	$17.63668	$16.91636	2,083
01/01/2015 to 12/31/2015	$16.91636	$16.06702	2,045
01/01/2016 to 12/31/2016	$16.06702	$16.94473	2,010
01/01/2017 to 12/31/2017	$16.94473	$20.85170	1,978
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV
(2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.50570	$10.69705	0
01/01/2009 to 12/31/2009	$10.69705	$12.19374	0
01/01/2010 to 12/31/2010	$12.19374	$13.83582	0
01/01/2011 to 12/31/2011	$13.83582	$13.86110	0
01/01/2012 to 12/31/2012	$13.86110	$15.42265	0
01/01/2013 to 12/31/2013	$15.42265	$16.54351	0
01/01/2014 to 12/31/2014	$16.54351	$16.50720	0
01/01/2015 to 12/31/2015	$16.50720	$16.11929	0
01/01/2016 to 12/31/2016	$16.11929	$17.13206	0
01/01/2017 to 12/31/2017	$17.13206	$17.50582	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.61473	$7.71964	9,794,274
01/01/2009 to 12/31/2009	$7.71964	$9.36008	9,176,774
01/01/2010 to 12/31/2010	$9.36008	$10.21808	9,120,739
01/01/2011 to 12/31/2011	$10.21808	$9.69819	8,340,337
01/01/2012 to 12/31/2012	$9.69819	$10.64361	7,854,561
01/01/2013 to 12/31/2013	$10.64361	$11.41259	6,845,548
01/01/2014 to 12/31/2014	$11.41259	$11.55218	6,075,373
01/01/2015 to 12/31/2015	$11.55218	$10.90077	4,857,888
01/01/2016 to 12/31/2016	$10.90077	$11.30236	3,297,580
01/01/2017 to 12/31/2017	$11.30236	$12.40753	2,051,980
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.30238	$7.73535	4,878,104
01/01/2009 to 12/31/2009	$7.73535	$9.51803	4,725,412
01/01/2010 to 12/31/2010	$9.51803	$10.55223	4,623,037
01/01/2011 to 12/31/2011	$10.55223	$10.30044	4,359,824
01/01/2012 to 12/31/2012	$10.30044	$11.41328	4,314,692
01/01/2013 to 12/31/2013	$11.41328	$12.97044	4,074,934
01/01/2014 to 12/31/2014	$12.97044	$13.41871	3,833,133
01/01/2015 to 12/31/2015	$13.41871	$13.18825	3,156,725
01/01/2016 to 12/31/2016	$13.18825	$13.77319	2,244,638
01/01/2017 to 12/31/2017	$13.77319	$15.70309	1,301,649
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$13.26855	$8.44162	13,191
01/01/2009 to 12/31/2009	$8.44162	$9.69352	46,726
01/01/2010 to 12/31/2010	$9.69352	$10.75999	84,696
01/01/2011 to 12/31/2011	$10.75999	$10.86615	74,554
01/01/2012 to 05/04/2012	$10.86615	$11.77158	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.56858	0
01/01/2014 to 12/31/2014	$11.56858	$12.76476	0
01/01/2015 to 12/31/2015	$12.76476	$12.66052	30
01/01/2016 to 12/31/2016	$12.66052	$13.66614	14
01/01/2017 to 12/31/2017	$13.66614	$16.27514	23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.48657	$7.98480	4,321,571
01/01/2009 to 12/31/2009	$7.98480	$9.59901	4,400,120
01/01/2010 to 12/31/2010	$9.59901	$10.51165	4,724,825
01/01/2011 to 12/31/2011	$10.51165	$10.12467	4,223,929
01/01/2012 to 12/31/2012	$10.12467	$11.10269	4,042,723
01/01/2013 to 12/31/2013	$11.10269	$12.73560	4,062,273
01/01/2014 to 12/31/2014	$12.73560	$13.22709	3,984,593
01/01/2015 to 12/31/2015	$13.22709	$12.95779	3,491,769
01/01/2016 to 12/31/2016	$12.95779	$13.43034	3,107,463
01/01/2017 to 12/31/2017	$13.43034	$15.04749	2,199,860
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99792	$9.11369	261,629
01/01/2012 to 12/31/2012	$9.11369	$9.94251	374,853
01/01/2013 to 12/31/2013	$9.94251	$10.74607	390,980
01/01/2014 to 12/31/2014	$10.74607	$10.99031	302,001
01/01/2015 to 12/31/2015	$10.99031	$10.39400	259,756
01/01/2016 to 12/31/2016	$10.39400	$10.84017	224,808
01/01/2017 to 12/31/2017	$10.84017	$11.90300	193,499
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99792	$10.43826	38,663
01/01/2014 to 12/31/2014	$10.43826	$10.54146	41,150
01/01/2015 to 12/31/2015	$10.54146	$10.30602	56,501
01/01/2016 to 12/31/2016	$10.30602	$10.68695	81,663
01/01/2017 to 04/28/2017	$10.68695	$11.03621	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.40058	$10.25361	925,839
01/01/2009 to 12/31/2009	$10.25361	$11.01997	933,753
01/01/2010 to 12/31/2010	$11.01997	$11.16344	827,745
01/01/2011 to 12/31/2011	$11.16344	$11.12958	670,827
01/01/2012 to 12/31/2012	$11.12958	$11.36034	603,657
01/01/2013 to 12/31/2013	$11.36034	$10.83556	605,138
01/01/2014 to 12/31/2014	$10.83556	$10.55445	503,829
01/01/2015 to 12/31/2015	$10.55445	$10.34036	341,455
01/01/2016 to 12/31/2016	$10.34036	$10.24748	285,098
01/01/2017 to 12/31/2017	$10.24748	$10.16243	262,569
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.01118	$10.49334	1,079,087
01/01/2009 to 12/31/2009	$10.49334	$11.92190	1,076,268
01/01/2010 to 12/31/2010	$11.92190	$12.52113	1,380,066
01/01/2011 to 12/31/2011	$12.52113	$12.59677	915,620
01/01/2012 to 12/31/2012	$12.59677	$13.42622	1,036,977
01/01/2013 to 12/31/2013	$13.42622	$12.85004	923,481
01/01/2014 to 12/31/2014	$12.85004	$13.05893	633,059
01/01/2015 to 12/31/2015	$13.05893	$12.46412	488,166
01/01/2016 to 12/31/2016	$12.46412	$12.66710	379,885
01/01/2017 to 12/31/2017	$12.66710	$12.89000	329,321
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99793	$11.22229	656,950
01/01/2009 to 12/31/2009	$11.22229	$10.90082	730,606
01/01/2010 to 12/31/2010	$10.90082	$11.62546	523,261
01/01/2011 to 12/31/2011	$11.62546	$12.06116	473,027
01/01/2012 to 12/31/2012	$12.06116	$12.11426	273,008
01/01/2013 to 12/31/2013	$12.11426	$11.77231	190,138
01/01/2014 to 12/31/2014	$11.77231	$11.46522	133,719
01/01/2015 to 12/31/2015	$11.46522	$11.14484	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99861	$9.31128	93,200
01/01/2010 to 12/31/2010	$9.31128	$10.03881	113,300
01/01/2011 to 12/31/2011	$10.03881	$10.73185	207,529
01/01/2012 to 12/31/2012	$10.73185	$10.89885	84,845
01/01/2013 to 12/31/2013	$10.89885	$10.55319	7,926
01/01/2014 to 12/31/2014	$10.55319	$10.33698	5,782
01/01/2015 to 12/31/2015	$10.33698	$10.05531	112,334
01/01/2016 to 12/31/2016	$10.05531	$9.84981	0
01/01/2017 to 01/03/2017	$9.84981	$9.84437	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99723	$10.68610	409,544
01/01/2011 to 12/31/2011	$10.68610	$11.60818	1,362,227
01/01/2012 to 12/31/2012	$11.60818	$11.89692	1,076,135
01/01/2013 to 12/31/2013	$11.89692	$11.36075	517,797
01/01/2014 to 12/31/2014	$11.36075	$11.23499	301,352
01/01/2015 to 12/31/2015	$11.23499	$10.97231	323,576
01/01/2016 to 12/31/2016	$10.97231	$10.82261	379,468
01/01/2017 to 12/31/2017	$10.82261	$10.63045	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99793	$11.95507	616,319
01/01/2009 to 12/31/2009	$11.95507	$10.95092	702,534
01/01/2010 to 12/31/2010	$10.95092	$11.87154	463,157
01/01/2011 to 12/31/2011	$11.87154	$13.14725	1,874,973
01/01/2012 to 12/31/2012	$13.14725	$13.55072	1,622,917
01/01/2013 to 12/31/2013	$13.55072	$12.79663	671,718
01/01/2014 to 12/31/2014	$12.79663	$12.80883	406,548
01/01/2015 to 12/31/2015	$12.80883	$12.58977	380,943
01/01/2016 to 12/31/2016	$12.58977	$12.47324	264,011
01/01/2017 to 12/31/2017	$12.47324	$12.24890	503,866
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99793	$12.02334	407,383
01/01/2009 to 12/31/2009	$12.02334	$10.82009	397,542
01/01/2010 to 12/31/2010	$10.82009	$11.74814	376,845
01/01/2011 to 12/31/2011	$11.74814	$13.28473	299,580
01/01/2012 to 12/31/2012	$13.28473	$13.71100	475,183
01/01/2013 to 12/31/2013	$13.71100	$12.72240	406,952
01/01/2014 to 12/31/2014	$12.72240	$12.93321	315,676
01/01/2015 to 12/31/2015	$12.93321	$12.74497	287,286
01/01/2016 to 12/31/2016	$12.74497	$12.60677	240,686
01/01/2017 to 12/31/2017	$12.60677	$12.38594	180,937
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99861	$8.72613	26,973
01/01/2010 to 12/31/2010	$8.72613	$9.51578	158,180
01/01/2011 to 12/31/2011	$9.51578	$11.01117	30,219
01/01/2012 to 12/31/2012	$11.01117	$11.41389	7,531
01/01/2013 to 12/31/2013	$11.41389	$10.40340	429,048
01/01/2014 to 12/31/2014	$10.40340	$10.76815	471,947
01/01/2015 to 12/31/2015	$10.76815	$10.65930	447,499
01/01/2016 to 12/31/2016	$10.65930	$10.59678	382,197
01/01/2017 to 12/31/2017	$10.59678	$10.42406	289,044

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99723	$10.92993	234,930
01/01/2011 to 12/31/2011	$10.92993	$12.82070	1,098,426
01/01/2012 to 12/31/2012	$12.82070	$13.34905	611,783
01/01/2013 to 12/31/2013	$13.34905	$12.10413	189,608
01/01/2014 to 12/31/2014	$12.10413	$12.70809	694,421
01/01/2015 to 12/31/2015	$12.70809	$12.61131	820,264
01/01/2016 to 12/31/2016	$12.61131	$12.54679	683,270
01/01/2017 to 12/31/2017	$12.54679	$12.42722	461,176
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99792	$11.93517	643,997
01/01/2012 to 12/31/2012	$11.93517	$12.31666	881,024
01/01/2013 to 12/31/2013	$12.31666	$10.83835	241,518
01/01/2014 to 12/31/2014	$10.83835	$11.66325	78,185
01/01/2015 to 12/31/2015	$11.66325	$11.61014	474,504
01/01/2016 to 12/31/2016	$11.61014	$11.52734	603,871
01/01/2017 to 12/31/2017	$11.52734	$11.41622	132,395
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99723	$10.32467	299,031
01/01/2013 to 12/31/2013	$10.32467	$9.03988	930,232
01/01/2014 to 12/31/2014	$9.03988	$9.92615	336,533
01/01/2015 to 12/31/2015	$9.92615	$9.94003	63,712
01/01/2016 to 12/31/2016	$9.94003	$9.87726	130,843
01/01/2017 to 12/31/2017	$9.87726	$9.79431	115,247
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99861	$8.68710	342,440
01/01/2014 to 12/31/2014	$8.68710	$9.70586	285,326
01/01/2015 to 12/31/2015	$9.70586	$9.73202	35,102
01/01/2016 to 12/31/2016	$9.73202	$9.67017	7,225
01/01/2017 to 12/31/2017	$9.67017	$9.58777	116,342
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99861	$11.22238	261,879
01/01/2015 to 12/31/2015	$11.22238	$11.16049	911,980
01/01/2016 to 12/31/2016	$11.16049	$11.15109	109,043
01/01/2017 to 12/31/2017	$11.15109	$11.07195	44,345
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99861	$9.86702	117,325
01/01/2016 to 12/31/2016	$9.86702	$9.82071	340,391
01/01/2017 to 12/31/2017	$9.82071	$9.80764	183,598
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99723	$9.80918	573,657
01/01/2017 to 12/31/2017	$9.80918	$9.82133	360,910
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99723	$9.96523	82,792
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14469	$10.28868	3,758
01/01/2010 to 12/31/2010	$10.28868	$11.40836	4,889
01/01/2011 to 12/31/2011	$11.40836	$10.47041	6,079
01/01/2012 to 12/31/2012	$10.47041	$11.55919	5,567
01/01/2013 to 12/31/2013	$11.55919	$14.81262	2,467
01/01/2014 to 12/31/2014	$14.81262	$15.92482	3,253
01/01/2015 to 12/31/2015	$15.92482	$14.78684	708
01/01/2016 to 12/31/2016	$14.78684	$16.39987	560
01/01/2017 to 04/28/2017	$16.39987	$16.94188	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.85740	$7.52146	16,392,108
01/01/2009 to 12/31/2009	$7.52146	$9.19092	15,447,384
01/01/2010 to 12/31/2010	$9.19092	$10.15979	15,150,836
01/01/2011 to 12/31/2011	$10.15979	$9.66590	13,177,505
01/01/2012 to 12/31/2012	$9.66590	$10.71717	12,380,743
01/01/2013 to 12/31/2013	$10.71717	$12.81919	13,086,088
01/01/2014 to 12/31/2014	$12.81919	$13.37306	11,821,337
01/01/2015 to 12/31/2015	$13.37306	$13.10837	10,120,803
01/01/2016 to 12/31/2016	$13.10837	$13.65523	7,289,513
01/01/2017 to 12/31/2017	$13.65523	$15.69678	4,908,777
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99792	$11.57690	0
01/01/2014 to 12/31/2014	$11.57690	$12.82380	1,573
01/01/2015 to 12/31/2015	$12.82380	$12.05659	0
01/01/2016 to 12/31/2016	$12.05659	$13.50685	14,284
01/01/2017 to 12/31/2017	$13.50685	$15.59396	14,045
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$16.39688	$10.38259	35,655
01/01/2009 to 12/31/2009	$10.38259	$13.35507	36,560
01/01/2010 to 12/31/2010	$13.35507	$16.75764	147,356
01/01/2011 to 12/31/2011	$16.75764	$17.41632	77,620
01/01/2012 to 12/31/2012	$17.41632	$19.58642	65,451
01/01/2013 to 12/31/2013	$19.58642	$19.69504	40,140
01/01/2014 to 12/31/2014	$19.69504	$25.13937	39,700
01/01/2015 to 12/31/2015	$25.13937	$25.69827	24,216
01/01/2016 to 12/31/2016	$25.69827	$26.26415	17,311
01/01/2017 to 12/31/2017	$26.26415	$27.20879	14,474
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$11.75929	$10.72323	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99792	$9.63222	11,875
01/01/2014 to 12/31/2014	$9.63222	$9.87058	49,389
01/01/2015 to 12/31/2015	$9.87058	$9.61448	128,740
01/01/2016 to 12/31/2016	$9.61448	$9.80300	105,618
01/01/2017 to 04/28/2017	$9.80300	$9.97818	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.98874	$7.09022	274,748
01/01/2009 to 12/31/2009	$7.09022	$8.38073	281,941
01/01/2010 to 12/31/2010	$8.38073	$9.26007	273,744
01/01/2011 to 12/31/2011	$9.26007	$8.80576	353,809
01/01/2012 to 12/31/2012	$8.80576	$9.75597	327,389
01/01/2013 to 12/31/2013	$9.75597	$11.34074	543,190
01/01/2014 to 12/31/2014	$11.34074	$11.68956	569,032
01/01/2015 to 10/16/2015	$11.68956	$11.58076	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.12131	$7.10349	3,578,870
01/01/2009 to 12/31/2009	$7.10349	$8.57789	3,629,090
01/01/2010 to 12/31/2010	$8.57789	$9.56482	3,796,493
01/01/2011 to 12/31/2011	$9.56482	$9.18580	3,237,291
01/01/2012 to 12/31/2012	$9.18580	$9.90825	3,165,507
01/01/2013 to 12/31/2013	$9.90825	$11.08661	2,795,944
01/01/2014 to 12/31/2014	$11.08661	$11.15009	2,378,566
01/01/2015 to 12/31/2015	$11.15009	$10.97906	2,310,294
01/01/2016 to 12/31/2016	$10.97906	$11.16046	1,614,124
01/01/2017 to 12/31/2017	$11.16046	$12.67475	1,141,047

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99793	$7.44362	29,504
01/01/2009 to 11/13/2009	$7.44362	$8.26273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.68521	747,457
01/01/2013 to 12/31/2013	$10.68521	$12.96771	758,596
01/01/2014 to 12/31/2014	$12.96771	$13.04533	642,033
01/01/2015 to 10/16/2015	$13.04533	$12.41418	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99792	$10.75277	182,247
01/01/2014 to 12/31/2014	$10.75277	$10.75233	320,521
01/01/2015 to 10/16/2015	$10.75233	$10.19305	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17460	$6.08928	2,067
01/01/2009 to 12/31/2009	$6.08928	$8.02099	9,413
01/01/2010 to 12/31/2010	$8.02099	$9.40028	17,776
01/01/2011 to 12/31/2011	$9.40028	$8.70382	4,128
01/01/2012 to 12/31/2012	$8.70382	$10.76052	3,972
01/01/2013 to 12/31/2013	$10.76052	$10.94758	1,928
01/01/2014 to 12/31/2014	$10.94758	$12.16016	2,879
01/01/2015 to 12/31/2015	$12.16016	$11.84556	2,588
01/01/2016 to 12/31/2016	$11.84556	$11.65366	1,945
01/01/2017 to 12/31/2017	$11.65366	$12.60010	249
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.66151	$7.37334	29,418
01/01/2009 to 12/31/2009	$7.37334	$10.74024	53,678
01/01/2010 to 12/31/2010	$10.74024	$11.54917	28,717
01/01/2011 to 12/31/2011	$11.54917	$10.81523	8,260
01/01/2012 to 12/31/2012	$10.81523	$12.62849	6,999
01/01/2013 to 12/31/2013	$12.62849	$15.97465	5,102
01/01/2014 to 02/07/2014	$15.97465	$15.70117	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.76483	$7.95946	1,454,713
01/01/2009 to 12/31/2009	$7.95946	$9.24964	1,405,920
01/01/2010 to 12/31/2010	$9.24964	$10.18069	1,247,404
01/01/2011 to 12/31/2011	$10.18069	$9.37877	1,058,858
01/01/2012 to 12/31/2012	$9.37877	$10.94234	924,888
01/01/2013 to 12/31/2013	$10.94234	$14.24750	758,281
01/01/2014 to 12/31/2014	$14.24750	$15.71554	620,689
01/01/2015 to 12/31/2015	$15.71554	$14.61453	536,940
01/01/2016 to 12/31/2016	$14.61453	$15.89469	434,272
01/01/2017 to 12/31/2017	$15.89469	$17.00900	380,898
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.66954	$8.46793	183,064
01/01/2009 to 12/31/2009	$8.46793	$12.97016	150,660
01/01/2010 to 12/31/2010	$12.97016	$15.15320	182,054
01/01/2011 to 12/31/2011	$15.15320	$14.33506	122,494
01/01/2012 to 12/31/2012	$14.33506	$16.71748	103,332
01/01/2013 to 12/31/2013	$16.71748	$21.54687	85,780
01/01/2014 to 12/31/2014	$21.54687	$23.42993	76,240
01/01/2015 to 12/31/2015	$23.42993	$21.54533	61,270
01/01/2016 to 12/31/2016	$21.54533	$21.35342	51,692
01/01/2017 to 12/31/2017	$21.35342	$26.46185	42,405

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.15825	$7.50765	248,327
01/01/2009 to 12/31/2009	$7.50765	$9.03149	470,062
01/01/2010 to 12/31/2010	$9.03149	$9.82712	499,627
01/01/2011 to 12/31/2011	$9.82712	$9.53340	435,315
01/01/2012 to 12/31/2012	$9.53340	$10.23620	477,163
01/01/2013 to 12/31/2013	$10.23620	$10.96053	388,197
01/01/2014 to 12/31/2014	$10.96053	$11.11840	370,373
01/01/2015 to 12/31/2015	$11.11840	$10.74188	323,796
01/01/2016 to 12/31/2016	$10.74188	$11.02454	225,173
01/01/2017 to 12/31/2017	$11.02454	$12.07006	238,542
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.72514	$9.81727	4,474
01/01/2009 to 12/31/2009	$9.81727	$12.14167	4,041
01/01/2010 to 12/31/2010	$12.14167	$15.00706	65,600
01/01/2011 to 12/31/2011	$15.00706	$14.82299	32,212
01/01/2012 to 12/31/2012	$14.82299	$16.71942	28,369
01/01/2013 to 12/31/2013	$16.71942	$22.62879	19,479
01/01/2014 to 12/31/2014	$22.62879	$23.65124	19,430
01/01/2015 to 12/31/2015	$23.65124	$21.79289	12,586
01/01/2016 to 12/31/2016	$21.79289	$26.41569	10,102
01/01/2017 to 12/31/2017	$26.41569	$28.89645	7,838
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.22579	$10.22040	1,415,779
01/01/2009 to 12/31/2009	$10.22040	$9.98946	1,054,612
01/01/2010 to 12/31/2010	$9.98946	$9.74223	306,725
01/01/2011 to 12/31/2011	$9.74223	$9.50115	349,258
01/01/2012 to 12/31/2012	$9.50115	$9.26385	230,945
01/01/2013 to 12/31/2013	$9.26385	$9.03223	205,641
01/01/2014 to 12/31/2014	$9.03223	$8.80654	452,177
01/01/2015 to 12/31/2015	$8.80654	$8.58626	84,307
01/01/2016 to 12/31/2016	$8.58626	$8.37227	29,775
01/01/2017 to 12/31/2017	$8.37227	$8.19118	15,033
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$11.91879	$8.65230	93,825
01/01/2009 to 12/31/2009	$8.65230	$11.43539	46,988
01/01/2010 to 12/31/2010	$11.43539	$12.65488	120,128
01/01/2011 to 12/31/2011	$12.65488	$12.73060	97,978
01/01/2012 to 12/31/2012	$12.73060	$14.13392	77,817
01/01/2013 to 12/31/2013	$14.13392	$14.77006	56,952
01/01/2014 to 12/31/2014	$14.77006	$14.76911	76,238
01/01/2015 to 12/31/2015	$14.76911	$13.88672	28,920
01/01/2016 to 12/31/2016	$13.88672	$15.62515	23,921
01/01/2017 to 12/31/2017	$15.62515	$16.37400	19,194
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.32088	$7.59876	548,258
01/01/2009 to 12/31/2009	$7.59876	$8.84865	472,453
01/01/2010 to 12/31/2010	$8.84865	$9.76287	410,002
01/01/2011 to 12/31/2011	$9.76287	$9.12086	338,670
01/01/2012 to 12/31/2012	$9.12086	$10.39412	315,714
01/01/2013 to 12/31/2013	$10.39412	$14.17421	307,235
01/01/2014 to 12/31/2014	$14.17421	$15.71971	277,792
01/01/2015 to 12/31/2015	$15.71971	$14.12569	216,279
01/01/2016 to 12/31/2016	$14.12569	$16.51246	164,113
01/01/2017 to 12/31/2017	$16.51246	$19.19106	113,758

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$18.57310	$9.01191	833,518
01/01/2009 to 12/31/2009	$9.01191	$11.88739	703,197
01/01/2010 to 12/31/2010	$11.88739	$13.27077	620,533
01/01/2011 to 12/31/2011	$13.27077	$11.26711	575,086
01/01/2012 to 12/31/2012	$11.26711	$13.22232	499,560
01/01/2013 to 12/31/2013	$13.22232	$15.34872	464,471
01/01/2014 to 12/31/2014	$15.34872	$14.13820	441,244
01/01/2015 to 12/31/2015	$14.13820	$14.21875	273,722
01/01/2016 to 12/31/2016	$14.21875	$13.34034	247,507
01/01/2017 to 12/31/2017	$13.34034	$17.61613	201,857
AST International Value Portfolio
01/01/2008 to 12/31/2008	$20.10486	$10.97624	182,276
01/01/2009 to 12/31/2009	$10.97624	$13.96578	149,754
01/01/2010 to 12/31/2010	$13.96578	$15.12591	125,806
01/01/2011 to 12/31/2011	$15.12591	$12.89736	105,132
01/01/2012 to 12/31/2012	$12.89736	$14.67149	105,231
01/01/2013 to 12/31/2013	$14.67149	$17.08955	101,303
01/01/2014 to 12/31/2014	$17.08955	$15.54518	92,555
01/01/2015 to 12/31/2015	$15.54518	$15.28035	95,136
01/01/2016 to 12/31/2016	$15.28035	$14.98576	75,255
01/01/2017 to 12/31/2017	$14.98576	$17.94557	64,375
AST Investment Grade Bond Portfolio
06/30/2008* to 12/31/2008	$10.00805	$10.89074	0
01/01/2009 to 12/31/2009	$10.89074	$11.81891	0
01/01/2010 to 12/31/2010	$11.81891	$12.76928	0
01/01/2011 to 12/31/2011	$12.76928	$14.00019	0
01/01/2012 to 12/31/2012	$14.00019	$14.93300	0
01/01/2013 to 12/31/2013	$14.93300	$14.09640	0
01/01/2014 to 12/31/2014	$14.09640	$14.66899	0
01/01/2015 to 12/31/2015	$14.66899	$14.47005	0
01/01/2016 to 12/31/2016	$14.47005	$14.70239	0
01/01/2017 to 12/31/2017	$14.70239	$14.95401	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.17816	$6.87674	169,345
01/01/2009 to 12/31/2009	$6.87674	$8.49285	299,075
01/01/2010 to 12/31/2010	$8.49285	$9.42473	202,325
01/01/2011 to 12/31/2011	$9.42473	$9.13714	303,032
01/01/2012 to 12/31/2012	$9.13714	$10.11848	354,763
01/01/2013 to 12/31/2013	$10.11848	$11.47190	358,505
01/01/2014 to 12/31/2014	$11.47190	$11.89699	318,795
01/01/2015 to 12/31/2015	$11.89699	$11.47805	325,203
01/01/2016 to 12/31/2016	$11.47805	$11.77555	263,162
01/01/2017 to 12/31/2017	$11.77555	$13.42888	202,091
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$17.03855	$9.73781	79,562
01/01/2009 to 12/31/2009	$9.73781	$12.90115	122,994
01/01/2010 to 12/31/2010	$12.90115	$13.48081	76,401
01/01/2011 to 12/31/2011	$13.48081	$11.94147	46,934
01/01/2012 to 12/31/2012	$11.94147	$14.19335	42,000
01/01/2013 to 12/31/2013	$14.19335	$15.96428	32,720
01/01/2014 to 12/31/2014	$15.96428	$14.57435	27,228
01/01/2015 to 12/31/2015	$14.57435	$13.81275	17,179
01/01/2016 to 12/31/2016	$13.81275	$13.72849	15,464
01/01/2017 to 12/31/2017	$13.72849	$17.35283	18,313

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.60863	$10.12767	2,523,092
01/01/2009 to 12/31/2009	$10.12767	$12.04881	2,329,093
01/01/2010 to 12/31/2010	$12.04881	$12.60754	2,092,140
01/01/2011 to 12/31/2011	$12.60754	$12.32160	1,497,254
01/01/2012 to 12/31/2012	$12.32160	$13.30085	1,434,244
01/01/2013 to 12/31/2013	$13.30085	$14.39912	1,298,092
01/01/2014 to 12/31/2014	$14.39912	$14.80416	1,167,982
01/01/2015 to 12/31/2015	$14.80416	$14.40773	905,968
01/01/2016 to 12/31/2016	$14.40773	$14.58768	703,908
01/01/2017 to 12/31/2017	$14.58768	$15.95113	471,484
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08331	$10.27890	0
01/01/2010 to 12/31/2010	$10.27890	$11.15624	7,798
01/01/2011 to 12/31/2011	$11.15624	$10.94988	4,016
01/01/2012 to 12/31/2012	$10.94988	$12.29715	9,916
01/01/2013 to 12/31/2013	$12.29715	$16.36547	11,142
01/01/2014 to 12/31/2014	$16.36547	$17.47289	13,148
01/01/2015 to 12/31/2015	$17.47289	$18.84785	7,991
01/01/2016 to 12/31/2016	$18.84785	$18.10863	1,844
01/01/2017 to 12/31/2017	$18.10863	$23.98383	8,126
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.16912	$7.78297	1,923,113
01/01/2009 to 12/31/2009	$7.78297	$9.84676	1,708,321
01/01/2010 to 12/31/2010	$9.84676	$11.49709	1,431,391
01/01/2011 to 12/31/2011	$11.49709	$11.10774	1,187,254
01/01/2012 to 12/31/2012	$11.10774	$12.15796	1,061,600
01/01/2013 to 12/31/2013	$12.15796	$16.19410	876,247
01/01/2014 to 12/31/2014	$16.19410	$17.46136	739,074
01/01/2015 to 12/31/2015	$17.46136	$18.73953	455,961
01/01/2016 to 12/31/2016	$18.73953	$19.29108	377,476
01/01/2017 to 12/31/2017	$19.29108	$25.01572	291,581
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.88441	$8.89279	353,757
01/01/2009 to 12/31/2009	$8.89279	$11.67089	366,511
01/01/2010 to 12/31/2010	$11.67089	$12.90569	283,670
01/01/2011 to 12/31/2011	$12.90569	$13.86352	228,888
01/01/2012 to 12/31/2012	$13.86352	$14.31788	234,277
01/01/2013 to 12/31/2013	$14.31788	$13.68070	182,664
01/01/2014 to 12/31/2014	$13.68070	$14.19088	141,559
01/01/2015 to 12/31/2015	$14.19088	$13.75535	106,032
01/01/2016 to 12/31/2016	$13.75535	$13.76132	89,900
01/01/2017 to 12/31/2017	$13.76132	$13.86807	73,778
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$16.81176	$10.81963	30,846
01/01/2009 to 12/31/2009	$10.81963	$13.87292	45,716
01/01/2010 to 12/31/2010	$13.87292	$15.15580	24,096
01/01/2011 to 12/31/2011	$15.15580	$14.31449	10,214
01/01/2012 to 12/31/2012	$14.31449	$17.17683	7,957
01/01/2013 to 12/31/2013	$17.17683	$21.37561	7,445
01/01/2014 to 12/31/2014	$21.37561	$21.59794	8,013
01/01/2015 to 12/31/2015	$21.59794	$20.74945	8,887
01/01/2016 to 12/31/2016	$20.74945	$21.67086	7,730
01/01/2017 to 12/31/2017	$21.67086	$26.16828	3,856

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$13.68823	$8.50071	146,312
01/01/2009 to 12/31/2009	$8.50071	$10.30261	156,138
01/01/2010 to 12/31/2010	$10.30261	$11.32937	151,020
01/01/2011 to 12/31/2011	$11.32937	$10.98096	104,267
01/01/2012 to 12/31/2012	$10.98096	$12.53520	118,503
01/01/2013 to 12/31/2013	$12.53520	$16.70821	94,277
01/01/2014 to 12/31/2014	$16.70821	$17.70940	72,758
01/01/2015 to 12/31/2015	$17.70940	$18.51490	48,136
01/01/2016 to 12/31/2016	$18.51490	$18.39826	39,046
01/01/2017 to 12/31/2017	$18.39826	$23.44866	34,674
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99793	$10.16395	301
01/01/2013 to 12/31/2013	$10.16395	$13.32938	2,462
01/01/2014 to 12/31/2014	$13.32938	$14.32398	3,205
01/01/2015 to 12/31/2015	$14.32398	$13.86493	8,706
01/01/2016 to 12/31/2016	$13.86493	$15.33684	10,609
01/01/2017 to 12/31/2017	$15.33684	$17.54764	4,329
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02783	$10.05571	537
01/01/2012 to 12/31/2012	$10.05571	$10.28161	13,291
01/01/2013 to 12/31/2013	$10.28161	$9.74048	453
01/01/2014 to 12/31/2014	$9.74048	$9.98618	4,642
01/01/2015 to 10/16/2015	$9.98618	$9.89108	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.15864	$9.50483	40,390
01/01/2009 to 12/31/2009	$9.50483	$12.02787	39,719
01/01/2010 to 12/31/2010	$12.02787	$15.09040	64,701
01/01/2011 to 12/31/2011	$15.09040	$14.96190	48,470
01/01/2012 to 12/31/2012	$14.96190	$16.39350	44,817
01/01/2013 to 12/31/2013	$16.39350	$21.19628	28,048
01/01/2014 to 12/31/2014	$21.19628	$22.30709	22,792
01/01/2015 to 10/16/2015	$22.30709	$22.71798	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$13.12568	$7.35327	9,096
01/01/2009 to 12/31/2009	$7.35327	$8.78700	7,049
01/01/2010 to 12/31/2010	$8.78700	$10.30379	10,882
01/01/2011 to 04/29/2011	$10.30379	$11.52469	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.39779	$8.66827	309,446
01/01/2009 to 12/31/2009	$8.66827	$11.88659	263,430
01/01/2010 to 12/31/2010	$11.88659	$14.30574	277,336
01/01/2011 to 12/31/2011	$14.30574	$13.60216	200,064
01/01/2012 to 12/31/2012	$13.60216	$15.53298	172,471
01/01/2013 to 12/31/2013	$15.53298	$21.50691	129,123
01/01/2014 to 12/31/2014	$21.50691	$23.95750	107,082
01/01/2015 to 12/31/2015	$23.95750	$22.04176	60,441
01/01/2016 to 12/31/2016	$22.04176	$25.41007	49,289
01/01/2017 to 12/31/2017	$25.41007	$28.19311	42,292
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26319	110,729
01/01/2013 to 12/31/2013	$10.26319	$11.89948	159,016
01/01/2014 to 12/31/2014	$11.89948	$12.19819	142,097
01/01/2015 to 12/31/2015	$12.19819	$11.74560	136,936
01/01/2016 to 12/31/2016	$11.74560	$11.94767	146,593
01/01/2017 to 12/31/2017	$11.94767	$13.57111	110,741

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10066	$5.55195	1,056
01/01/2009 to 12/31/2009	$5.55195	$9.01373	26,172
01/01/2010 to 12/31/2010	$9.01373	$10.74581	50,127
01/01/2011 to 12/31/2011	$10.74581	$8.35355	31,501
01/01/2012 to 12/31/2012	$8.35355	$9.60467	29,694
01/01/2013 to 12/31/2013	$9.60467	$9.38542	24,665
01/01/2014 to 12/31/2014	$9.38542	$8.72216	20,595
01/01/2015 to 12/31/2015	$8.72216	$7.08156	2,488
01/01/2016 to 12/31/2016	$7.08156	$7.75842	1,156
01/01/2017 to 12/31/2017	$7.75842	$9.56053	846
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.19124	$8.78520	4,342,819
01/01/2009 to 12/31/2009	$8.78520	$10.28184	5,422,757
01/01/2010 to 12/31/2010	$10.28184	$11.08471	5,386,866
01/01/2011 to 12/31/2011	$11.08471	$10.91579	5,146,697
01/01/2012 to 12/31/2012	$10.91579	$11.74650	4,956,059
01/01/2013 to 12/31/2013	$11.74650	$12.50797	3,875,385
01/01/2014 to 12/31/2014	$12.50797	$12.89960	3,449,605
01/01/2015 to 12/31/2015	$12.89960	$12.59519	2,927,412
01/01/2016 to 12/31/2016	$12.59519	$12.95963	2,141,943
01/01/2017 to 12/31/2017	$12.95963	$13.91673	1,357,836
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01784	$10.05559	6,395
01/01/2012 to 12/31/2012	$10.05559	$10.50075	34,061
01/01/2013 to 12/31/2013	$10.50075	$10.00148	12,736
01/01/2014 to 12/31/2014	$10.00148	$10.34246	31,372
01/01/2015 to 12/31/2015	$10.34246	$10.05680	38,003
01/01/2016 to 12/31/2016	$10.05680	$10.21869	39,619
01/01/2017 to 12/31/2017	$10.21869	$10.52891	49,414
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.30779	$6.53649	5,699,090
01/01/2009 to 12/31/2009	$6.53649	$8.02864	6,627,184
01/01/2010 to 12/31/2010	$8.02864	$9.31694	6,678,107
01/01/2011 to 12/31/2011	$9.31694	$8.51981	6,108,939
01/01/2012 to 12/31/2012	$8.51981	$9.37972	5,754,914
01/01/2013 to 12/31/2013	$9.37972	$10.70231	5,268,313
01/01/2014 to 12/31/2014	$10.70231	$11.39454	4,925,682
01/01/2015 to 12/31/2015	$11.39454	$11.04165	4,661,450
01/01/2016 to 12/31/2016	$11.04165	$11.85306	3,872,767
01/01/2017 to 12/31/2017	$11.85306	$13.41799	3,396,788
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.60793	0
01/01/2014 to 12/31/2014	$11.60793	$13.04274	0
01/01/2015 to 12/31/2015	$13.04274	$12.91297	0
01/01/2016 to 12/31/2016	$12.91297	$13.95788	0
01/01/2017 to 12/31/2017	$13.95788	$16.52408	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$12.48005	$7.45667	35,676
01/01/2009 to 12/31/2009	$7.45667	$8.85684	18,762
01/01/2010 to 12/31/2010	$8.85684	$9.93515	20,769
01/01/2011 to 12/31/2011	$9.93515	$10.02209	7,757
01/01/2012 to 12/31/2012	$10.02209	$11.60856	11,373
01/01/2013 to 12/31/2013	$11.60856	$14.98875	9,415
01/01/2014 to 12/31/2014	$14.98875	$17.12960	5,621
01/01/2015 to 12/31/2015	$17.12960	$17.21573	6,716
01/01/2016 to 12/31/2016	$17.21573	$19.27846	9,858
01/01/2017 to 12/31/2017	$19.27846	$22.98067	20,300
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.84823	11,879
01/01/2012 to 12/31/2012	$8.84823	$9.76175	13,557
01/01/2013 to 12/31/2013	$9.76175	$11.64951	15,817
01/01/2014 to 12/31/2014	$11.64951	$12.09669	24,307
01/01/2015 to 12/31/2015	$12.09669	$11.81207	33,745
01/01/2016 to 12/31/2016	$11.81207	$12.24562	25,577
01/01/2017 to 12/31/2017	$12.24562	$14.11222	34,971
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.02865	$7.08327	393,045
01/01/2009 to 12/31/2009	$7.08327	$8.52156	507,568
01/01/2010 to 12/31/2010	$8.52156	$9.29887	670,563
01/01/2011 to 12/31/2011	$9.29887	$8.90207	577,467
01/01/2012 to 12/31/2012	$8.90207	$9.57162	574,402
01/01/2013 to 12/31/2013	$9.57162	$10.49326	507,598
01/01/2014 to 12/31/2014	$10.49326	$10.75667	412,647
01/01/2015 to 12/31/2015	$10.75667	$10.47041	616,035
01/01/2016 to 12/31/2016	$10.47041	$10.70080	497,799
01/01/2017 to 12/31/2017	$10.70080	$12.12776	348,215
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.49416	$7.26069	227,281
01/01/2009 to 12/31/2009	$7.26069	$8.97988	338,241
01/01/2010 to 12/31/2010	$8.97988	$10.01125	450,489
01/01/2011 to 12/31/2011	$10.01125	$9.52828	492,975
01/01/2012 to 12/31/2012	$9.52828	$10.76699	629,225
01/01/2013 to 12/31/2013	$10.76699	$12.39388	727,163
01/01/2014 to 12/31/2014	$12.39388	$12.74056	722,750
01/01/2015 to 12/31/2015	$12.74056	$12.35471	1,204,666
01/01/2016 to 12/31/2016	$12.35471	$12.86792	836,481
01/01/2017 to 04/28/2017	$12.86792	$13.34759	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$12.71119	$8.65143	322,701
01/01/2009 to 12/31/2009	$8.65143	$10.74760	742,431
01/01/2010 to 12/31/2010	$10.74760	$11.71689	1,318,404
01/01/2011 to 12/31/2011	$11.71689	$11.03822	1,054,217
01/01/2012 to 12/31/2012	$11.03822	$11.96053	971,740
01/01/2013 to 12/31/2013	$11.96053	$13.34091	789,765
01/01/2014 to 12/31/2014	$13.34091	$13.40233	716,326
01/01/2015 to 10/16/2015	$13.40233	$12.94645	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$16.09710	$8.77420	349,875
01/01/2009 to 12/31/2009	$8.77420	$11.34901	309,404
01/01/2010 to 12/31/2010	$11.34901	$14.66687	247,426
01/01/2011 to 12/31/2011	$14.66687	$12.42548	239,050
01/01/2012 to 12/31/2012	$12.42548	$14.54612	204,434
01/01/2013 to 12/31/2013	$14.54612	$19.97092	164,672
01/01/2014 to 12/31/2014	$19.97092	$20.43376	145,744
01/01/2015 to 12/31/2015	$20.43376	$20.18884	89,487
01/01/2016 to 12/31/2016	$20.18884	$21.20087	73,224
01/01/2017 to 12/31/2017	$21.20087	$26.39669	65,571
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.58382	$6.70739	110,050
01/01/2009 to 12/31/2009	$6.70739	$8.75710	102,751
01/01/2010 to 12/31/2010	$8.75710	$11.64779	106,941
01/01/2011 to 12/31/2011	$11.64779	$11.24585	86,129
01/01/2012 to 12/31/2012	$11.24585	$12.29928	82,482
01/01/2013 to 12/31/2013	$12.29928	$16.21002	71,600
01/01/2014 to 12/31/2014	$16.21002	$16.40841	62,681
01/01/2015 to 12/31/2015	$16.40841	$16.12382	51,467
01/01/2016 to 12/31/2016	$16.12382	$17.62031	37,983
01/01/2017 to 12/31/2017	$17.62031	$21.29004	24,995
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.56089	$9.29243	476,508
01/01/2009 to 12/31/2009	$9.29243	$11.50646	430,710
01/01/2010 to 12/31/2010	$11.50646	$14.13546	403,813
01/01/2011 to 12/31/2011	$14.13546	$12.95889	319,318
01/01/2012 to 12/31/2012	$12.95889	$14.92894	278,068
01/01/2013 to 12/31/2013	$14.92894	$20.00001	220,333
01/01/2014 to 12/31/2014	$20.00001	$20.52728	189,518
01/01/2015 to 12/31/2015	$20.52728	$19.15147	129,234
01/01/2016 to 12/31/2016	$19.15147	$24.12737	100,128
01/01/2017 to 12/31/2017	$24.12737	$25.25436	80,093
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$13.16981	$9.50899	1,922,262
01/01/2009 to 12/31/2009	$9.50899	$11.50932	1,886,420
01/01/2010 to 12/31/2010	$11.50932	$12.51610	1,727,430
01/01/2011 to 12/31/2011	$12.51610	$12.44584	1,572,938
01/01/2012 to 12/31/2012	$12.44584	$13.77192	1,707,575
01/01/2013 to 12/31/2013	$13.77192	$15.68797	1,906,467
01/01/2014 to 12/31/2014	$15.68797	$16.19517	1,949,381
01/01/2015 to 12/31/2015	$16.19517	$15.79698	1,995,457
01/01/2016 to 12/31/2016	$15.79698	$16.56495	1,973,060
01/01/2017 to 12/31/2017	$16.56495	$18.64053	1,306,328
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$13.57692	$7.69262	498,738
01/01/2009 to 12/31/2009	$7.69262	$9.28510	395,365
01/01/2010 to 12/31/2010	$9.28510	$10.25215	326,522
01/01/2011 to 12/31/2011	$10.25215	$9.83227	255,868
01/01/2012 to 12/31/2012	$9.83227	$11.23985	257,924
01/01/2013 to 12/31/2013	$11.23985	$14.21221	239,975
01/01/2014 to 12/31/2014	$14.21221	$14.89165	225,547
01/01/2015 to 10/16/2015	$14.89165	$13.71165	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$13.04156	$7.55688	518,624
01/01/2009 to 12/31/2009	$7.55688	$11.30065	474,948
01/01/2010 to 12/31/2010	$11.30065	$12.76031	399,298
01/01/2011 to 12/31/2011	$12.76031	$12.23083	296,030
01/01/2012 to 12/31/2012	$12.23083	$14.02133	250,348
01/01/2013 to 12/31/2013	$14.02133	$19.68983	242,400
01/01/2014 to 12/31/2014	$19.68983	$20.79976	219,824
01/01/2015 to 12/31/2015	$20.79976	$22.22336	171,953
01/01/2016 to 12/31/2016	$22.22336	$22.25389	129,744
01/01/2017 to 12/31/2017	$22.25389	$29.92025	91,849
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$15.29321	$9.34860	36,417
01/01/2009 to 12/31/2009	$9.34860	$10.77910	41,463
01/01/2010 to 12/31/2010	$10.77910	$11.81738	59,090
01/01/2011 to 12/31/2011	$11.81738	$11.46575	41,624
01/01/2012 to 12/31/2012	$11.46575	$12.67677	43,114
01/01/2013 to 12/31/2013	$12.67677	$16.64010	23,319
01/01/2014 to 12/31/2014	$16.64010	$16.47684	18,722
01/01/2015 to 12/31/2015	$16.47684	$15.09077	17,049
01/01/2016 to 12/31/2016	$15.09077	$15.61618	15,798
01/01/2017 to 12/31/2017	$15.61618	$17.74741	14,208
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$28.47088	$13.88265	53,372
01/01/2009 to 12/31/2009	$13.88265	$20.21533	52,631
01/01/2010 to 12/31/2010	$20.21533	$23.74184	104,232
01/01/2011 to 12/31/2011	$23.74184	$19.69557	127,660
01/01/2012 to 12/31/2012	$19.69557	$19.89679	55,020
01/01/2013 to 12/31/2013	$19.89679	$22.38314	35,269
01/01/2014 to 12/31/2014	$22.38314	$19.99865	25,751
01/01/2015 to 12/31/2015	$19.99865	$15.74426	14,263
01/01/2016 to 12/31/2016	$15.74426	$19.13051	15,030
01/01/2017 to 12/31/2017	$19.13051	$20.57606	9,183
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$11.28633	$10.73620	267,335
01/01/2009 to 12/31/2009	$10.73620	$11.73595	308,610
01/01/2010 to 12/31/2010	$11.73595	$12.09987	283,695
01/01/2011 to 12/31/2011	$12.09987	$12.28450	212,551
01/01/2012 to 12/31/2012	$12.28450	$12.60282	202,920
01/01/2013 to 12/31/2013	$12.60282	$11.82651	216,338
01/01/2014 to 12/31/2014	$11.82651	$11.59505	201,603
01/01/2015 to 12/31/2015	$11.59505	$10.78307	105,883
01/01/2016 to 12/31/2016	$10.78307	$10.97236	95,592
01/01/2017 to 12/31/2017	$10.97236	$10.91713	99,848
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.88891	$8.37866	34,218
01/01/2009 to 12/31/2009	$8.37866	$11.34594	33,244
01/01/2010 to 12/31/2010	$11.34594	$13.67415	61,093
01/01/2011 to 12/31/2011	$13.67415	$12.87267	43,836
01/01/2012 to 12/31/2012	$12.87267	$14.86095	41,702
01/01/2013 to 12/31/2013	$14.86095	$19.18648	28,902
01/01/2014 to 12/31/2014	$19.18648	$21.50711	24,678
01/01/2015 to 12/31/2015	$21.50711	$19.58352	17,690
01/01/2016 to 12/31/2016	$19.58352	$21.76765	14,363
01/01/2017 to 12/31/2017	$21.76765	$25.15811	11,678

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.03650	$6.76797	55,549
01/01/2009 to 12/31/2009	$6.76797	$8.47488	105,141
01/01/2010 to 12/31/2010	$8.47488	$9.47261	341,552
01/01/2011 to 12/31/2011	$9.47261	$8.91699	189,828
01/01/2012 to 12/31/2012	$8.91699	$9.65069	356,686
01/01/2013 to 12/31/2013	$9.65069	$11.33880	697,037
01/01/2014 to 12/31/2014	$11.33880	$11.66386	676,879
01/01/2015 to 12/31/2015	$11.66386	$11.30025	931,466
01/01/2016 to 12/31/2016	$11.30025	$11.73719	689,895
01/01/2017 to 12/31/2017	$11.73719	$13.00030	485,524
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.96889	$9.21314	293,361
01/01/2009 to 12/31/2009	$9.21314	$10.02751	318,217
01/01/2010 to 12/31/2010	$10.02751	$10.53929	312,892
01/01/2011 to 12/31/2011	$10.53929	$10.89546	279,482
01/01/2012 to 12/31/2012	$10.89546	$11.45681	277,219
01/01/2013 to 12/31/2013	$11.45681	$11.00363	265,521
01/01/2014 to 12/31/2014	$11.00363	$11.50070	244,009
01/01/2015 to 12/31/2015	$11.50070	$11.35170	201,019
01/01/2016 to 12/31/2016	$11.35170	$11.63861	183,339
01/01/2017 to 12/31/2017	$11.63861	$12.06430	162,126
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.32397	$7.64727	4,007
01/01/2009 to 12/31/2009	$7.64727	$10.42178	5,190
01/01/2010 to 07/16/2010	$10.42178	$10.15793	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$18.81887	$10.73574	4,960
01/01/2009 to 12/31/2009	$10.73574	$12.13627	4,499
01/01/2010 to 07/16/2010	$12.13627	$11.47484	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$12.47098	$8.85209	1,407
01/01/2009 to 12/31/2009	$8.85209	$12.42555	5,090
01/01/2010 to 07/16/2010	$12.42555	$11.55382	0
First Trust Target Focus Four Portfolio
01/28/2008* to 12/31/2008	$10.20946	$6.06617	0
01/01/2009 to 12/31/2009	$6.06617	$7.61746	4,659
01/01/2010 to 12/31/2010	$7.61746	$8.83775	5,890
01/01/2011 to 12/31/2011	$8.83775	$7.67710	3,443
01/01/2012 to 12/31/2012	$7.67710	$8.52002	2,478
01/01/2013 to 12/31/2013	$8.52002	$10.88865	832
01/01/2014 to 04/25/2014	$10.88865	$11.19509	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07787	$6.60425	622,574
01/01/2009 to 12/31/2009	$6.60425	$8.37502	1,119,509
01/01/2010 to 12/31/2010	$8.37502	$9.00197	1,414,430
01/01/2011 to 12/31/2011	$9.00197	$8.63064	1,191,908
01/01/2012 to 09/21/2012	$8.63064	$9.60840	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$18.87594	$10.53012	23,454
01/01/2009 to 12/31/2009	$10.53012	$14.48291	9,879
01/01/2010 to 12/31/2010	$14.48291	$15.49416	8,943
01/01/2011 to 12/31/2011	$15.49416	$13.97541	7,883
01/01/2012 to 12/31/2012	$13.97541	$17.08190	3,943
01/01/2013 to 12/31/2013	$17.08190	$19.04410	123
01/01/2014 to 04/25/2014	$19.04410	$18.58752	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03248	$8.12129	231
01/01/2012 to 04/27/2012	$8.12129	$9.18052	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99274	$9.06843	18,104
01/01/2012 to 12/31/2012	$9.06843	$10.49674	20,606
01/01/2013 to 12/31/2013	$10.49674	$13.41087	11,467
01/01/2014 to 12/31/2014	$13.41087	$14.75297	10,739
01/01/2015 to 12/31/2015	$14.75297	$14.68140	2,636
01/01/2016 to 12/31/2016	$14.68140	$16.43592	2,311
01/01/2017 to 12/31/2017	$16.43592	$17.40045	2,057
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$15.54985	$7.87142	2,141
01/01/2009 to 12/31/2009	$7.87142	$10.93194	2,121
01/01/2010 to 12/31/2010	$10.93194	$13.19828	1,415
01/01/2011 to 04/29/2011	$13.19828	$14.65742	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$9.85056	$3.89457	8,271
01/01/2009 to 12/31/2009	$3.89457	$4.83855	10,999
01/01/2010 to 12/31/2010	$4.83855	$5.20424	21,608
01/01/2011 to 04/29/2011	$5.20424	$5.47458	0
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$13.42195	$9.34080	4,255
01/01/2009 to 12/31/2009	$9.34080	$11.62781	3,629
01/01/2010 to 12/31/2010	$11.62781	$11.93735	6,873
01/01/2011 to 12/31/2011	$11.93735	$12.09923	6,263
01/01/2012 to 12/31/2012	$12.09923	$14.26136	6,138
01/01/2013 to 12/31/2013	$14.26136	$19.54249	6,240
01/01/2014 to 12/31/2014	$19.54249	$22.80187	5,757
01/01/2015 to 12/31/2015	$22.80187	$22.93495	985
01/01/2016 to 12/31/2016	$22.93495	$19.79988	814
01/01/2017 to 12/31/2017	$19.79988	$22.36186	713
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04969	$9.70843	0
01/01/2013 to 12/31/2013	$9.70843	$12.96963	0
01/01/2014 to 12/31/2014	$12.96963	$13.66160	0
01/01/2015 to 12/31/2015	$13.66160	$13.48077	0
01/01/2016 to 12/31/2016	$13.48077	$13.24393	0
01/01/2017 to 12/31/2017	$13.24393	$15.81834	0
Invesco V.I. Technology Fund - Series I
06/30/2008* to 12/31/2008	$9.92307	$6.19143	0
01/01/2009 to 12/31/2009	$6.19143	$9.50174	0
01/01/2010 to 12/31/2010	$9.50174	$11.23825	0
01/01/2011 to 12/31/2011	$11.23825	$10.40389	0
01/01/2012 to 12/31/2012	$10.40389	$11.28726	0
01/01/2013 to 12/31/2013	$11.28726	$13.77240	0
01/01/2014 to 12/31/2014	$13.77240	$14.91212	0
01/01/2015 to 12/31/2015	$14.91212	$15.53009	0
01/01/2016 to 12/31/2016	$15.53009	$15.02837	0
01/01/2017 to 12/31/2017	$15.02837	$19.80233	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NASDAQ Target 15 Portfolio
06/30/2008* to 12/31/2008	$9.88901	$5.94184	0
01/01/2009 to 12/31/2009	$5.94184	$6.77486	0
01/01/2010 to 12/31/2010	$6.77486	$8.61253	0
01/01/2011 to 12/31/2011	$8.61253	$8.50638	0
01/01/2012 to 12/31/2012	$8.50638	$9.37078	0
01/01/2013 to 12/31/2013	$9.37078	$13.59750	0
01/01/2014 to 04/25/2014	$13.59750	$13.51160	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$29.90634	$12.28636	18,792
01/01/2009 to 12/31/2009	$12.28636	$19.43389	34,311
01/01/2010 to 12/31/2010	$19.43389	$22.00720	23,066
01/01/2011 to 12/31/2011	$22.00720	$16.64988	9,075
01/01/2012 to 12/31/2012	$16.64988	$18.95711	10,649
01/01/2013 to 12/31/2013	$18.95711	$18.48915	7,110
01/01/2014 to 12/31/2014	$18.48915	$16.97270	3,456
01/01/2015 to 12/31/2015	$16.97270	$13.84752	1,983
01/01/2016 to 08/05/2016	$13.84752	$15.09180	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12622	$9.69541	2,390
01/01/2017 to 12/31/2017	$9.69541	$13.33900	1,238
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$23.03239	$11.04280	11,200
01/01/2009 to 12/31/2009	$11.04280	$16.60239	6,591
01/01/2010 to 12/31/2010	$16.60239	$18.43894	7,101
01/01/2011 to 12/31/2011	$18.43894	$13.12485	5,197
01/01/2012 to 12/31/2012	$13.12485	$14.77649	6,344
01/01/2013 to 12/31/2013	$14.77649	$16.56420	6,126
01/01/2014 to 12/31/2014	$16.56420	$15.89657	204
01/01/2015 to 12/31/2015	$15.89657	$14.04521	0
01/01/2016 to 12/31/2016	$14.04521	$13.78273	322
01/01/2017 to 12/31/2017	$13.78273	$17.85797	294
ProFund VP Banks
01/01/2008 to 12/31/2008	$8.96638	$4.64022	6,266
01/01/2009 to 12/31/2009	$4.64022	$4.33213	664
01/01/2010 to 12/31/2010	$4.33213	$4.57593	2,311
01/01/2011 to 12/31/2011	$4.57593	$3.26806	3,085
01/01/2012 to 12/31/2012	$3.26806	$4.25061	1,485
01/01/2013 to 12/31/2013	$4.25061	$5.53088	4,649
01/01/2014 to 12/31/2014	$5.53088	$5.95212	5,647
01/01/2015 to 12/31/2015	$5.95212	$5.77821	5,930
01/01/2016 to 12/31/2016	$5.77821	$6.94298	5,326
01/01/2017 to 12/31/2017	$6.94298	$7.98305	4,731
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$17.76532	$8.41333	12,064
01/01/2009 to 12/31/2009	$8.41333	$13.31938	48,463
01/01/2010 to 12/31/2010	$13.31938	$16.84321	17,984
01/01/2011 to 12/31/2011	$16.84321	$13.77021	5,913
01/01/2012 to 12/31/2012	$13.77021	$14.56447	3,100
01/01/2013 to 12/31/2013	$14.56447	$16.81787	2,329
01/01/2014 to 12/31/2014	$16.81787	$16.67377	17
01/01/2015 to 12/31/2015	$16.67377	$13.99333	0
01/01/2016 to 12/31/2016	$13.99333	$16.16730	247
01/01/2017 to 12/31/2017	$16.16730	$19.38353	316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2008 to 12/31/2008	$6.91022	$9.42753	16,580
01/01/2009 to 12/31/2009	$9.42753	$6.63006	44,744
01/01/2010 to 12/31/2010	$6.63006	$5.31366	24,619
01/01/2011 to 12/31/2011	$5.31366	$4.72079	23,266
01/01/2012 to 12/31/2012	$4.72079	$3.83859	17,201
01/01/2013 to 12/31/2013	$3.83859	$2.74885	5,643
01/01/2014 to 12/31/2014	$2.74885	$2.29827	5,538
01/01/2015 to 12/31/2015	$2.29827	$2.13047	5,525
01/01/2016 to 12/31/2016	$2.13047	$1.80622	0
01/01/2017 to 12/31/2017	$1.80622	$1.44473	0
ProFund VP Bull
01/01/2008 to 12/31/2008	$12.56868	$7.63805	9,147
01/01/2009 to 12/31/2009	$7.63805	$9.25998	3,980
01/01/2010 to 12/31/2010	$9.25998	$10.16421	92,509
01/01/2011 to 12/31/2011	$10.16421	$9.91072	135,038
01/01/2012 to 12/31/2012	$9.91072	$11.00443	258
01/01/2013 to 12/31/2013	$11.00443	$13.92209	228
01/01/2014 to 12/31/2014	$13.92209	$15.13075	967
01/01/2015 to 12/31/2015	$15.13075	$14.68494	2,767
01/01/2016 to 12/31/2016	$14.68494	$15.70215	657
01/01/2017 to 12/31/2017	$15.70215	$18.27215	527
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$12.71593	$9.08597	169
01/01/2009 to 12/31/2009	$9.08597	$10.76939	2,624
01/01/2010 to 12/31/2010	$10.76939	$12.32335	5,555
01/01/2011 to 12/31/2011	$12.32335	$12.85054	2,526
01/01/2012 to 12/31/2012	$12.85054	$13.88917	587
01/01/2013 to 12/31/2013	$13.88917	$17.39510	0
01/01/2014 to 12/31/2014	$17.39510	$18.69491	0
01/01/2015 to 12/31/2015	$18.69491	$18.98636	0
01/01/2016 to 12/31/2016	$18.98636	$19.16900	37
01/01/2017 to 12/31/2017	$19.16900	$21.50512	0
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$9.67865	$6.47490	1
01/01/2009 to 12/31/2009	$6.47490	$8.25776	1,642
01/01/2010 to 12/31/2010	$8.25776	$9.77353	3,284
01/01/2011 to 12/31/2011	$9.77353	$10.05382	515
01/01/2012 to 12/31/2012	$10.05382	$11.96811	1,230
01/01/2013 to 12/31/2013	$11.96811	$16.32151	6,780
01/01/2014 to 12/31/2014	$16.32151	$17.89647	3,821
01/01/2015 to 12/31/2015	$17.89647	$18.26738	1,262
01/01/2016 to 12/31/2016	$18.26738	$18.55744	42
01/01/2017 to 12/31/2017	$18.55744	$21.41844	75
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$16.66296	$9.09674	120
01/01/2009 to 12/31/2009	$9.09674	$11.73354	23,402
01/01/2010 to 12/31/2010	$11.73354	$11.74164	21,029
01/01/2011 to 12/31/2011	$11.74164	$10.43124	618
01/01/2012 to 12/31/2012	$10.43124	$11.85774	14,781
01/01/2013 to 12/31/2013	$11.85774	$14.06277	12,574
01/01/2014 to 12/31/2014	$14.06277	$12.52542	0
01/01/2015 to 12/31/2015	$12.52542	$10.88369	299
01/01/2016 to 12/31/2016	$10.88369	$11.44112	2,080
01/01/2017 to 12/31/2017	$11.44112	$13.35501	1,901

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2008 to 12/31/2008	$10.27259	$4.95300	3,796
01/01/2009 to 12/31/2009	$4.95300	$5.55391	1,563
01/01/2010 to 12/31/2010	$5.55391	$6.00701	627
01/01/2011 to 12/31/2011	$6.00701	$5.04685	1,704
01/01/2012 to 12/31/2012	$5.04685	$6.13727	1,385
01/01/2013 to 12/31/2013	$6.13727	$7.90343	5,672
01/01/2014 to 12/31/2014	$7.90343	$8.70128	2,920
01/01/2015 to 12/31/2015	$8.70128	$8.35700	5,416
01/01/2016 to 12/31/2016	$8.35700	$9.39699	3,412
01/01/2017 to 12/31/2017	$9.39699	$10.82941	3,464
ProFund VP Health Care
01/01/2008 to 12/31/2008	$11.70658	$8.64088	3,492
01/01/2009 to 12/31/2009	$8.64088	$10.07251	2,516
01/01/2010 to 12/31/2010	$10.07251	$10.10010	1,972
01/01/2011 to 12/31/2011	$10.10010	$10.84401	4,524
01/01/2012 to 12/31/2012	$10.84401	$12.41249	1,503
01/01/2013 to 12/31/2013	$12.41249	$16.91407	8,606
01/01/2014 to 12/31/2014	$16.91407	$20.39963	8,392
01/01/2015 to 12/31/2015	$20.39963	$20.88874	16,504
01/01/2016 to 12/31/2016	$20.88874	$19.54234	2,099
01/01/2017 to 12/31/2017	$19.54234	$23.04122	1,397
ProFund VP Industrials
01/01/2008 to 12/31/2008	$14.26282	$8.27557	0
01/01/2009 to 12/31/2009	$8.27557	$10.01317	1,311
01/01/2010 to 12/31/2010	$10.01317	$12.08164	1,384
01/01/2011 to 12/31/2011	$12.08164	$11.56979	1,183
01/01/2012 to 12/31/2012	$11.56979	$13.06211	1,406
01/01/2013 to 12/31/2013	$13.06211	$17.59934	3,684
01/01/2014 to 12/31/2014	$17.59934	$18.11645	3,059
01/01/2015 to 12/31/2015	$18.11645	$17.05934	747
01/01/2016 to 12/31/2016	$17.05934	$19.55269	0
01/01/2017 to 12/31/2017	$19.55269	$23.33575	0
ProFund VP Japan
01/01/2008 to 12/31/2008	$13.53012	$7.80349	5,471
01/01/2009 to 12/31/2009	$7.80349	$8.39425	9,500
01/01/2010 to 12/31/2010	$8.39425	$7.64974	10,951
01/01/2011 to 12/31/2011	$7.64974	$6.07593	1,845
01/01/2012 to 12/31/2012	$6.07593	$7.28315	8,580
01/01/2013 to 12/31/2013	$7.28315	$10.52653	5,426
01/01/2014 to 12/31/2014	$10.52653	$10.59454	0
01/01/2015 to 12/31/2015	$10.59454	$10.92977	310
01/01/2016 to 12/31/2016	$10.92977	$10.70132	660
01/01/2017 to 12/31/2017	$10.70132	$12.35993	603
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.31071	$7.11080	8,331
01/01/2009 to 12/31/2009	$7.11080	$8.99453	51,264
01/01/2010 to 12/31/2010	$8.99453	$9.92594	33,375
01/01/2011 to 12/31/2011	$9.92594	$9.98123	22,374
01/01/2012 to 12/31/2012	$9.98123	$10.96893	16,305
01/01/2013 to 12/31/2013	$10.96893	$13.97448	17,153
01/01/2014 to 12/31/2014	$13.97448	$15.38655	16,420
01/01/2015 to 12/31/2015	$15.38655	$15.56548	7,874
01/01/2016 to 12/31/2016	$15.56548	$15.93847	1,157
01/01/2017 to 12/31/2017	$15.93847	$19.47192	1,475

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.75350	$6.82238	3,019
01/01/2009 to 12/31/2009	$6.82238	$7.94649	30,769
01/01/2010 to 12/31/2010	$7.94649	$8.74702	7,343
01/01/2011 to 12/31/2011	$8.74702	$8.41955	8,114
01/01/2012 to 12/31/2012	$8.41955	$9.47451	7,885
01/01/2013 to 12/31/2013	$9.47451	$11.99916	4,928
01/01/2014 to 12/31/2014	$11.99916	$12.92469	12,848
01/01/2015 to 12/31/2015	$12.92469	$12.00476	1,720
01/01/2016 to 12/31/2016	$12.00476	$13.51181	1,574
01/01/2017 to 12/31/2017	$13.51181	$14.94506	1,284
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$13.27774	$7.92120	1,985
01/01/2009 to 12/31/2009	$7.92120	$10.68256	22,320
01/01/2010 to 12/31/2010	$10.68256	$13.37575	38,054
01/01/2011 to 12/31/2011	$13.37575	$12.66445	24,773
01/01/2012 to 12/31/2012	$12.66445	$14.24644	26,014
01/01/2013 to 12/31/2013	$14.24644	$18.13062	23,946
01/01/2014 to 12/31/2014	$18.13062	$18.71879	18,591
01/01/2015 to 12/31/2015	$18.71879	$18.30262	8,546
01/01/2016 to 12/31/2016	$18.30262	$20.14418	4,017
01/01/2017 to 12/31/2017	$20.14418	$23.23782	1,198
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$13.91539	$8.64251	4,943
01/01/2009 to 12/31/2009	$8.64251	$11.02786	13,237
01/01/2010 to 12/31/2010	$11.02786	$12.95136	7,585
01/01/2011 to 12/31/2011	$12.95136	$12.13248	10,163
01/01/2012 to 12/31/2012	$12.13248	$13.78800	7,475
01/01/2013 to 12/31/2013	$13.78800	$17.76675	3,843
01/01/2014 to 12/31/2014	$17.76675	$19.08698	1,933
01/01/2015 to 12/31/2015	$19.08698	$17.07915	1,758
01/01/2016 to 12/31/2016	$17.07915	$20.70702	4,081
01/01/2017 to 12/31/2017	$20.70702	$22.33270	906
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$12.53371	$7.02839	700
01/01/2009 to 12/31/2009	$7.02839	$10.41666	550
01/01/2010 to 12/31/2010	$10.41666	$12.00945	12,129
01/01/2011 to 12/31/2011	$12.00945	$11.88033	12,612
01/01/2012 to 12/31/2012	$11.88033	$13.46283	12,012
01/01/2013 to 12/31/2013	$13.46283	$17.62543	11,728
01/01/2014 to 12/31/2014	$17.62543	$20.10734	12,010
01/01/2015 to 12/31/2015	$20.10734	$21.06617	0
01/01/2016 to 12/31/2016	$21.06617	$21.62059	387
01/01/2017 to 12/31/2017	$21.62059	$27.48470	0
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$26.75570	$16.44719	15,962
01/01/2009 to 12/31/2009	$16.44719	$18.52128	14,217
01/01/2010 to 12/31/2010	$18.52128	$21.26616	52,404
01/01/2011 to 12/31/2011	$21.26616	$21.20132	9,589
01/01/2012 to 12/31/2012	$21.20132	$21.26890	8,354
01/01/2013 to 12/31/2013	$21.26890	$25.72908	3,700
01/01/2014 to 12/31/2014	$25.72908	$22.35922	1,737
01/01/2015 to 12/31/2015	$22.35922	$16.70442	1,417
01/01/2016 to 12/31/2016	$16.70442	$20.22715	984
01/01/2017 to 12/31/2017	$20.22715	$19.09685	310

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$9.62602	$7.55427	211
01/01/2009 to 12/31/2009	$7.55427	$8.61002	926
01/01/2010 to 12/31/2010	$8.61002	$8.43482	1,030
01/01/2011 to 12/31/2011	$8.43482	$9.55114	5,100
01/01/2012 to 12/31/2012	$9.55114	$10.41580	4,281
01/01/2013 to 12/31/2013	$10.41580	$13.36740	2,961
01/01/2014 to 12/31/2014	$13.36740	$15.55647	3,020
01/01/2015 to 12/31/2015	$15.55647	$15.84147	2,540
01/01/2016 to 12/31/2016	$15.84147	$14.86971	2,090
01/01/2017 to 12/31/2017	$14.86971	$16.00072	1,866
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$15.60977	$10.53746	56,540
01/01/2009 to 12/31/2009	$10.53746	$13.90309	43,310
01/01/2010 to 12/31/2010	$13.90309	$18.01969	94,493
01/01/2011 to 12/31/2011	$18.01969	$14.19387	27,932
01/01/2012 to 12/31/2012	$14.19387	$11.82504	25,607
01/01/2013 to 12/31/2013	$11.82504	$7.15433	35,165
01/01/2014 to 12/31/2014	$7.15433	$5.31051	28,560
01/01/2015 to 12/31/2015	$5.31051	$3.47653	17,868
01/01/2016 to 12/31/2016	$3.47653	$5.28204	10,209
01/01/2017 to 12/31/2017	$5.28204	$5.42224	8,675
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$13.72045	$7.85776	3,988
01/01/2009 to 12/31/2009	$7.85776	$9.79872	5,082
01/01/2010 to 12/31/2010	$9.79872	$11.91311	3,179
01/01/2011 to 12/31/2011	$11.91311	$12.16762	4,541
01/01/2012 to 12/31/2012	$12.16762	$13.89997	6,816
01/01/2013 to 12/31/2013	$13.89997	$13.56493	6,202
01/01/2014 to 12/31/2014	$13.56493	$16.53471	2,306
01/01/2015 to 12/31/2015	$16.53471	$16.17364	6,194
01/01/2016 to 12/31/2016	$16.17364	$16.67320	296
01/01/2017 to 12/31/2017	$16.67320	$17.56620	246
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$7.38229	$4.46437	3,052
01/01/2009 to 12/31/2009	$4.46437	$5.75365	49,438
01/01/2010 to 12/31/2010	$5.75365	$4.71062	12,644
01/01/2011 to 12/31/2011	$4.71062	$2.87050	3,340
01/01/2012 to 12/31/2012	$2.87050	$2.60443	1,728
01/01/2013 to 12/31/2013	$2.60443	$2.95770	21,379
01/01/2014 to 12/31/2014	$2.95770	$2.01113	17,664
01/01/2015 to 12/31/2015	$2.01113	$1.92971	15,332
01/01/2016 to 12/31/2016	$1.92971	$1.78447	949
01/01/2017 to 12/31/2017	$1.78447	$1.53280	278
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$6.69967	$9.67856	5,951
01/01/2009 to 12/31/2009	$9.67856	$5.59947	9,995
01/01/2010 to 12/31/2010	$5.59947	$4.30270	9,982
01/01/2011 to 12/31/2011	$4.30270	$3.75585	3,270
01/01/2012 to 12/31/2012	$3.75585	$2.97340	0
01/01/2013 to 12/31/2013	$2.97340	$2.04663	0
01/01/2014 to 12/31/2014	$2.04663	$1.60873	0
01/01/2015 to 12/31/2015	$1.60873	$1.36394	0
01/01/2016 to 12/31/2016	$1.36394	$1.19613	0
01/01/2017 to 12/31/2017	$1.19613	$0.87177	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$13.73470	$8.83366	932
01/01/2009 to 12/31/2009	$8.83366	$10.86672	23,678
01/01/2010 to 12/31/2010	$10.86672	$13.32082	18,669
01/01/2011 to 12/31/2011	$13.32082	$13.15483	12,575
01/01/2012 to 12/31/2012	$13.15483	$14.42620	9,824
01/01/2013 to 12/31/2013	$14.42620	$19.75195	13,599
01/01/2014 to 12/31/2014	$19.75195	$19.67665	8,031
01/01/2015 to 12/31/2015	$19.67665	$19.40975	4,699
01/01/2016 to 12/31/2016	$19.40975	$22.75523	6,417
01/01/2017 to 12/31/2017	$22.75523	$25.06551	2,366
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$13.11471	$8.86294	297
01/01/2009 to 12/31/2009	$8.86294	$10.40426	17,985
01/01/2010 to 12/31/2010	$10.40426	$12.38642	4,221
01/01/2011 to 12/31/2011	$12.38642	$11.58177	2,240
01/01/2012 to 12/31/2012	$11.58177	$13.11608	3,305
01/01/2013 to 12/31/2013	$13.11608	$17.60641	4,157
01/01/2014 to 12/31/2014	$17.60641	$18.16431	1,651
01/01/2015 to 12/31/2015	$18.16431	$16.24399	1,463
01/01/2016 to 12/31/2016	$16.24399	$20.39697	5,937
01/01/2017 to 12/31/2017	$20.39697	$21.81992	1,968
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$15.73908	$10.06341	5,110
01/01/2009 to 12/31/2009	$10.06341	$10.53010	2,446
01/01/2010 to 12/31/2010	$10.53010	$11.87760	5,999
01/01/2011 to 12/31/2011	$11.87760	$11.79755	6,682
01/01/2012 to 12/31/2012	$11.79755	$13.40192	6,265
01/01/2013 to 12/31/2013	$13.40192	$14.64405	9,745
01/01/2014 to 12/31/2014	$14.64405	$14.35873	2,616
01/01/2015 to 12/31/2015	$14.35873	$14.21288	1,847
01/01/2016 to 12/31/2016	$14.21288	$16.85999	1,336
01/01/2017 to 12/31/2017	$16.85999	$16.09049	723
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$11.43380	$16.69280	23,839
01/01/2009 to 12/31/2009	$16.69280	$10.96659	6,677
01/01/2010 to 12/31/2010	$10.96659	$11.77275	3,004
01/01/2011 to 12/31/2011	$11.77275	$16.47484	4,138
01/01/2012 to 12/31/2012	$16.47484	$16.21850	2,041
01/01/2013 to 12/31/2013	$16.21850	$12.79057	2,161
01/01/2014 to 12/31/2014	$12.79057	$17.00952	2,643
01/01/2015 to 12/31/2015	$17.00952	$15.64864	1,718
01/01/2016 to 12/31/2016	$15.64864	$15.21161	1,739
01/01/2017 to 12/31/2017	$15.21161	$16.23960	1,527
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$17.69505	$5.61045	8,205
01/01/2009 to 12/31/2009	$5.61045	$9.06868	35,399
01/01/2010 to 12/31/2010	$9.06868	$13.23487	16,371
01/01/2011 to 12/31/2011	$13.23487	$11.14309	10,529
01/01/2012 to 12/31/2012	$11.14309	$14.39380	7,518
01/01/2013 to 12/31/2013	$14.39380	$23.94434	4,656
01/01/2014 to 12/31/2014	$23.94434	$26.92754	2,827
01/01/2015 to 12/31/2015	$26.92754	$23.85226	1,647
01/01/2016 to 12/31/2016	$23.85226	$32.07530	274
01/01/2017 to 12/31/2017	$32.07530	$40.30189	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$18.04015	$12.18936	6,190
01/01/2009 to 12/31/2009	$12.18936	$13.16055	4,542
01/01/2010 to 12/31/2010	$13.16055	$13.59525	8,246
01/01/2011 to 12/31/2011	$13.59525	$15.57730	13,450
01/01/2012 to 12/31/2012	$15.57730	$15.20849	8,948
01/01/2013 to 12/31/2013	$15.20849	$16.80245	9,855
01/01/2014 to 12/31/2014	$16.80245	$20.62317	3,210
01/01/2015 to 12/31/2015	$20.62317	$18.82014	2,833
01/01/2016 to 12/31/2016	$18.82014	$21.11771	2,278
01/01/2017 to 12/31/2017	$21.11771	$22.78213	1,619
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$16.42607	$7.95971	7,302
01/01/2009 to 12/31/2009	$7.95971	$10.64380	6,712
01/01/2010 to 12/31/2010	$10.64380	$11.83178	2,388
01/01/2011 to 12/31/2011	$11.83178	$9.81570	2,204
01/01/2012 to 12/31/2012	$9.81570	$11.71326	667
01/01/2013 to 12/31/2013	$11.71326	$13.57544	1,270
01/01/2014 to 12/31/2014	$13.57544	$12.47953	572
01/01/2015 to 12/31/2015	$12.47953	$12.57718	0
01/01/2016 to 12/31/2016	$12.57718	$11.82428	0
01/01/2017 to 12/31/2017	$11.82428	$15.65882	0
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$11.05850	$7.77109	5,216
01/01/2009 to 12/31/2009	$7.77109	$8.62028	3,879
01/01/2010 to 12/31/2010	$8.62028	$10.02658	7,969
01/01/2011 to 12/31/2011	$10.02658	$10.61368	3,451
01/01/2012 to 12/31/2012	$10.61368	$11.32512	6,097
01/01/2013 to 12/31/2013	$11.32512	$15.69891	3,527
01/01/2014 to 04/25/2014	$15.69891	$15.44459	0
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$13.66128	$7.34968	43,206
01/01/2009 to 12/31/2009	$7.34968	$8.09697	40,828
01/01/2010 to 12/31/2010	$8.09697	$9.40472	33,585
01/01/2011 to 12/31/2011	$9.40472	$9.01613	31,473
01/01/2012 to 12/31/2012	$9.01613	$9.93478	15,984
01/01/2013 to 12/31/2013	$9.93478	$13.15332	12,449
01/01/2014 to 04/25/2014	$13.15332	$13.03454	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$11.81562	$8.23595	955
01/01/2009 to 12/31/2009	$8.23595	$9.14993	119
01/01/2010 to 12/31/2010	$9.14993	$10.41522	332
01/01/2011 to 12/31/2011	$10.41522	$10.93896	37
01/01/2012 to 12/31/2012	$10.93896	$11.81065	32
01/01/2013 to 12/31/2013	$11.81065	$15.06772	82
01/01/2014 to 04/25/2014	$15.06772	$14.79398	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$11.01862	$6.38680	38,235
01/01/2009 to 12/31/2009	$6.38680	$7.10639	30,620
01/01/2010 to 12/31/2010	$7.10639	$8.07215	28,804
01/01/2011 to 12/31/2011	$8.07215	$8.34365	35,484
01/01/2012 to 12/31/2012	$8.34365	$8.58731	13,377
01/01/2013 to 12/31/2013	$8.58731	$10.73281	9,778
01/01/2014 to 04/25/2014	$10.73281	$11.06667	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Value Line Target 25 Portfolio
06/30/2008* to 12/31/2008	$9.89483	$4.52816	0
01/01/2009 to 12/31/2009	$4.52816	$4.72914	0
01/01/2010 to 12/31/2010	$4.72914	$6.01368	0
01/01/2011 to 12/31/2011	$6.01368	$4.41716	0
01/01/2012 to 12/31/2012	$4.41716	$5.22604	0
01/01/2013 to 12/31/2013	$5.22604	$6.69434	0
01/01/2014 to 04/25/2014	$6.69434	$7.12842	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$13.81969	$8.55970	4,102
01/01/2009 to 12/31/2009	$8.55970	$9.75298	2,734
01/01/2010 to 07/16/2010	$9.75298	$9.32760	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.48901	$13.83686	3,301
01/01/2011 to 12/31/2011	$13.83686	$11.76576	2,313
01/01/2012 to 12/31/2012	$11.76576	$13.04042	1,842
01/01/2013 to 12/31/2013	$13.04042	$15.24962	740
01/01/2014 to 12/31/2014	$15.24962	$14.08024	595
01/01/2015 to 12/31/2015	$14.08024	$14.04332	528
01/01/2016 to 12/31/2016	$14.04332	$14.13887	0
01/01/2017 to 12/31/2017	$14.13887	$17.21356	0
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$9.32760	$10.82415	2,574
01/01/2011 to 12/31/2011	$10.82415	$10.32685	2,608
01/01/2012 to 12/31/2012	$10.32685	$12.02835	2,604
01/01/2013 to 12/31/2013	$12.02835	$15.28163	2,861
01/01/2014 to 12/31/2014	$15.28163	$16.43596	22
01/01/2015 to 12/31/2015	$16.43596	$15.94104	19
01/01/2016 to 04/29/2016	$15.94104	$15.91506	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55394	$14.51326	15,512
01/01/2011 to 12/31/2011	$14.51326	$13.39289	12,341
01/01/2012 to 12/31/2012	$13.39289	$15.76780	14,988
01/01/2013 to 12/31/2013	$15.76780	$21.55660	13,040
01/01/2014 to 12/31/2014	$21.55660	$21.87689	12,907
01/01/2015 to 12/31/2015	$21.87689	$21.67568	2,014
01/01/2016 to 12/31/2016	$21.67568	$21.29735	1,763
01/01/2017 to 12/31/2017	$21.29735	$28.02507	1,631
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59303	$12.19941	5,133
01/01/2011 to 12/31/2011	$12.19941	$11.37831	2,244
01/01/2012 to 12/31/2012	$11.37831	$11.99317	1,265
01/01/2013 to 12/31/2013	$11.99317	$17.60540	1,394
01/01/2014 to 12/31/2014	$17.60540	$16.87782	1,100
01/01/2015 to 12/31/2015	$16.87782	$16.02220	1,055
01/01/2016 to 12/31/2016	$16.02220	$16.88875	751
01/01/2017 to 12/31/2017	$16.88875	$20.77222	751
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
05/01/2009 to 12/31/2009	$9.84625	$12.10644	0
01/01/2010 to 12/31/2010	$12.10644	$13.71569	0
01/01/2011 to 12/31/2011	$13.71569	$13.71964	0
01/01/2012 to 12/31/2012	$13.71964	$15.24172	0
01/01/2013 to 12/31/2013	$15.24172	$16.32444	0
01/01/2014 to 12/31/2014	$16.32444	$16.26354	0
01/01/2015 to 12/31/2015	$16.26354	$15.85687	0
01/01/2016 to 12/31/2016	$15.85687	$16.82735	0
01/01/2017 to 12/31/2017	$16.82735	$17.16814	0
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.66270	$9.30096	159,301
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.68143	$9.46245	108,658
01/01/2010 to 12/31/2010	$9.46245	$10.47437	131,942
01/01/2011 to 12/31/2011	$10.47437	$10.20875	48,552
01/01/2012 to 12/31/2012	$10.20875	$11.29424	57,706
01/01/2013 to 12/31/2013	$11.29424	$12.81546	25,222
01/01/2014 to 12/31/2014	$12.81546	$13.23787	28,188
01/01/2015 to 12/31/2015	$13.23787	$12.99050	18,223
01/01/2016 to 12/31/2016	$12.99050	$13.54584	5,076
01/01/2017 to 12/31/2017	$13.54584	$15.42017	6,537
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$6.70143	$8.25531	53,149
01/01/2010 to 12/31/2010	$8.25531	$9.14946	55,133
01/01/2011 to 12/31/2011	$9.14946	$9.22555	13,061
01/01/2012 to 05/04/2012	$9.22555	$9.98894	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.55654	0
01/01/2014 to 12/31/2014	$11.55654	$12.73194	0
01/01/2015 to 12/31/2015	$12.73194	$12.60863	0
01/01/2016 to 12/31/2016	$12.60863	$13.58917	0
01/01/2017 to 12/31/2017	$13.58917	$16.15870	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.97207	$9.53889	676,115
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	6,280
01/01/2012 to 12/31/2012	$9.10428	$9.91691	23,922
01/01/2013 to 12/31/2013	$9.91691	$10.70194	18,253
01/01/2014 to 12/31/2014	$10.70194	$10.92829	8,630
01/01/2015 to 12/31/2015	$10.92829	$10.31939	9,739
01/01/2016 to 12/31/2016	$10.31939	$10.74584	2,606
01/01/2017 to 12/31/2017	$10.74584	$11.78131	3,924
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99779	$10.42723	0
01/01/2014 to 12/31/2014	$10.42723	$10.51424	387
01/01/2015 to 12/31/2015	$10.51424	$10.26349	0
01/01/2016 to 12/31/2016	$10.26349	$10.62639	0
01/01/2017 to 04/28/2017	$10.62639	$10.96818	0
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.59060	$11.06876	27,342
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.49029	$11.56672	100,899
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329
AST Bond Portfolio 2015
05/01/2009 to 12/31/2009	$9.96387	$9.94913	0
01/01/2010 to 12/31/2010	$9.94913	$10.59422	0
01/01/2011 to 12/31/2011	$10.59422	$10.97443	0
01/01/2012 to 12/31/2012	$10.97443	$11.00571	0
01/01/2013 to 12/31/2013	$11.00571	$10.67861	0
01/01/2014 to 12/31/2014	$10.67861	$10.38414	0
01/01/2015 to 12/31/2015	$10.38414	$10.07852	0
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.93804	$9.57075	5,603
01/01/2010 to 12/31/2010	$9.57075	$10.30265	156,943
01/01/2011 to 12/31/2011	$10.30265	$10.99701	575,620
01/01/2012 to 12/31/2012	$10.99701	$11.15095	307,580
01/01/2013 to 12/31/2013	$11.15095	$10.78067	65,976
01/01/2014 to 12/31/2014	$10.78067	$10.54361	48,868
01/01/2015 to 12/31/2015	$10.54361	$10.24062	70,315
01/01/2016 to 12/31/2016	$10.24062	$10.01582	1,144
01/01/2017 to 01/03/2017	$10.01582	$10.01012	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99706	$10.66962	310,356
01/01/2011 to 12/31/2011	$10.66962	$11.57245	645,073
01/01/2012 to 12/31/2012	$11.57245	$11.84196	401,438
01/01/2013 to 12/31/2013	$11.84196	$11.29088	152,935
01/01/2014 to 12/31/2014	$11.29088	$11.14871	98,153
01/01/2015 to 12/31/2015	$11.14871	$10.87135	102,044
01/01/2016 to 12/31/2016	$10.87135	$10.70642	128,687
01/01/2017 to 12/31/2017	$10.70642	$10.50016	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92247	$9.63645	0
01/01/2010 to 12/31/2010	$9.63645	$10.43045	0
01/01/2011 to 12/31/2011	$10.43045	$11.53357	794,107
01/01/2012 to 12/31/2012	$11.53357	$11.86926	526,285
01/01/2013 to 12/31/2013	$11.86926	$11.19155	279,656
01/01/2014 to 12/31/2014	$11.19155	$11.18494	103,650
01/01/2015 to 12/31/2015	$11.18494	$10.97684	46,085
01/01/2016 to 12/31/2016	$10.97684	$10.85855	39,498
01/01/2017 to 12/31/2017	$10.85855	$10.64685	129,563
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90525	$9.53758	0
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88396	$9.21385	0
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14456	$10.28663	0
01/01/2010 to 12/31/2010	$10.28663	$11.38853	6,807
01/01/2011 to 12/31/2011	$11.38853	$10.43614	549
01/01/2012 to 12/31/2012	$10.43614	$11.50354	554
01/01/2013 to 12/31/2013	$11.50354	$14.71863	11
01/01/2014 to 12/31/2014	$14.71863	$15.79953	69
01/01/2015 to 12/31/2015	$15.79953	$14.64788	39
01/01/2016 to 12/31/2016	$14.64788	$16.22082	163
01/01/2017 to 04/28/2017	$16.22082	$16.74854	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.47791	$9.13340	708,219
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	0
01/01/2014 to 12/31/2014	$11.56161	$12.78708	109
01/01/2015 to 12/31/2015	$12.78708	$12.00361	60
01/01/2016 to 12/31/2016	$12.00361	$13.42687	6,961
01/01/2017 to 12/31/2017	$13.42687	$15.47778	4,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.67724	$10.03793	39,209
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99779	$9.62212	0
01/01/2014 to 12/31/2014	$9.62212	$9.84515	0
01/01/2015 to 12/31/2015	$9.84515	$9.57495	0
01/01/2016 to 12/31/2016	$9.57495	$9.74774	0
01/01/2017 to 04/28/2017	$9.74774	$9.91689	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.02454	$8.35317	30,995
01/01/2010 to 12/31/2010	$8.35317	$9.21536	58,869
01/01/2011 to 12/31/2011	$9.21536	$8.74986	19,800
01/01/2012 to 12/31/2012	$8.74986	$9.67908	22,329
01/01/2013 to 12/31/2013	$9.67908	$11.23413	25,652
01/01/2014 to 12/31/2014	$11.23413	$11.56185	24,522
01/01/2015 to 10/16/2015	$11.56185	$11.44026	0
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$6.97178	$8.52775	137,785
01/01/2010 to 12/31/2010	$8.52775	$9.49433	188,595
01/01/2011 to 12/31/2011	$9.49433	$9.10412	91,985
01/01/2012 to 12/31/2012	$9.10412	$9.80498	102,678
01/01/2013 to 12/31/2013	$9.80498	$10.95414	41,823
01/01/2014 to 12/31/2014	$10.95414	$10.99993	53,089
01/01/2015 to 12/31/2015	$10.99993	$10.81453	34,729
01/01/2016 to 12/31/2016	$10.81453	$10.97648	18,268
01/01/2017 to 12/31/2017	$10.97648	$12.44675	22,075
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.67407	120,659
01/01/2013 to 12/31/2013	$10.67407	$12.93425	69,377
01/01/2014 to 12/31/2014	$12.93425	$12.99162	73,181
01/01/2015 to 10/16/2015	$12.99162	$12.34804	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99779	$10.74149	0
01/01/2014 to 12/31/2014	$10.74149	$10.72441	994
01/01/2015 to 10/16/2015	$10.72441	$10.15414	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.68478	$8.00312	45,530
01/01/2010 to 12/31/2010	$8.00312	$9.36504	52,578
01/01/2011 to 12/31/2011	$9.36504	$8.65780	13,704
01/01/2012 to 12/31/2012	$8.65780	$10.68709	16,463
01/01/2013 to 12/31/2013	$10.68709	$10.85615	8,942
01/01/2014 to 12/31/2014	$10.85615	$12.04000	10,387
01/01/2015 to 12/31/2015	$12.04000	$11.71043	7,446
01/01/2016 to 12/31/2016	$11.71043	$11.50305	2,198
01/01/2017 to 12/31/2017	$11.50305	$12.41820	2,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$8.42143	$10.71978	11,362
01/01/2010 to 12/31/2010	$10.71978	$11.50943	26,337
01/01/2011 to 12/31/2011	$11.50943	$10.76149	8,661
01/01/2012 to 12/31/2012	$10.76149	$12.54648	9,618
01/01/2013 to 12/31/2013	$12.54648	$15.84649	6,547
01/01/2014 to 02/07/2014	$15.84649	$15.57268	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.63575	$7.96720	6,997
01/01/2010 to 12/31/2010	$7.96720	$8.75569	13,269
01/01/2011 to 12/31/2011	$8.75569	$8.05360	4,169
01/01/2012 to 12/31/2012	$8.05360	$9.38170	4,513
01/01/2013 to 12/31/2013	$9.38170	$12.19671	2,530
01/01/2014 to 12/31/2014	$12.19671	$13.43280	6,298
01/01/2015 to 12/31/2015	$13.43280	$12.47249	10,989
01/01/2016 to 12/31/2016	$12.47249	$13.54419	7,181
01/01/2017 to 12/31/2017	$13.54419	$14.47156	5,500
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.32384	$11.11365	17,908
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.63959	$9.00197	91,733
01/01/2010 to 12/31/2010	$9.00197	$9.77984	111,962
01/01/2011 to 12/31/2011	$9.77984	$9.47291	37,760
01/01/2012 to 12/31/2012	$9.47291	$10.15559	41,636
01/01/2013 to 12/31/2013	$10.15559	$10.85741	29,512
01/01/2014 to 12/31/2014	$10.85741	$10.99681	19,617
01/01/2015 to 12/31/2015	$10.99681	$10.60805	15,694
01/01/2016 to 12/31/2016	$10.60805	$10.87050	4,240
01/01/2017 to 12/31/2017	$10.87050	$11.88329	4,803
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.62162	$9.73159	7,376
01/01/2010 to 12/31/2010	$9.73159	$12.00975	32,918
01/01/2011 to 12/31/2011	$12.00975	$11.84432	10,130
01/01/2012 to 12/31/2012	$11.84432	$13.33909	12,406
01/01/2013 to 12/31/2013	$13.33909	$18.02596	9,636
01/01/2014 to 12/31/2014	$18.02596	$18.81140	8,718
01/01/2015 to 12/31/2015	$18.81140	$17.30670	5,653
01/01/2016 to 12/31/2016	$17.30670	$20.94566	4,784
01/01/2017 to 12/31/2017	$20.94566	$22.87762	5,637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.31914	$10.14193	186,292
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.05163	$10.02053	34,468
01/01/2010 to 12/31/2010	$10.02053	$11.07190	56,851
01/01/2011 to 12/31/2011	$11.07190	$11.12104	18,231
01/01/2012 to 12/31/2012	$11.12104	$12.32797	31,773
01/01/2013 to 12/31/2013	$12.32797	$12.86318	11,852
01/01/2014 to 12/31/2014	$12.86318	$12.84256	18,616
01/01/2015 to 12/31/2015	$12.84256	$12.05668	10,600
01/01/2016 to 12/31/2016	$12.05668	$13.54509	7,515
01/01/2017 to 12/31/2017	$13.54509	$14.17238	9,328
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.98994	$7.54954	12,659
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$7.47915	$9.74679	27,547
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
AST International Value Portfolio
05/01/2009 to 12/31/2009	$8.11038	$10.46155	44,606
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$6.96743	$8.46513	147,100
01/01/2010 to 12/31/2010	$8.46513	$9.37955	204,130
01/01/2011 to 12/31/2011	$9.37955	$9.07934	79,044
01/01/2012 to 12/31/2012	$9.07934	$10.03896	86,248
01/01/2013 to 12/31/2013	$10.03896	$11.36421	52,088
01/01/2014 to 12/31/2014	$11.36421	$11.76723	71,138
01/01/2015 to 12/31/2015	$11.76723	$11.33538	46,627
01/01/2016 to 12/31/2016	$11.33538	$11.61143	25,632
01/01/2017 to 12/31/2017	$11.61143	$13.22136	21,926
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.59822	$10.15489	9,545
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.34618	$10.77493	81,132
01/01/2010 to 12/31/2010	$10.77493	$11.25727	55,706
01/01/2011 to 12/31/2011	$11.25727	$10.98501	32,627
01/01/2012 to 12/31/2012	$10.98501	$11.83978	45,485
01/01/2013 to 12/31/2013	$11.83978	$12.79771	26,599
01/01/2014 to 12/31/2014	$12.79771	$13.13745	28,919
01/01/2015 to 12/31/2015	$13.13745	$12.76605	20,294
01/01/2016 to 12/31/2016	$12.76605	$12.90558	17,992
01/01/2017 to 12/31/2017	$12.90558	$14.09020	10,757
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08318	$10.27678	0
01/01/2010 to 12/31/2010	$10.27678	$11.13674	5,980
01/01/2011 to 12/31/2011	$11.13674	$10.91390	1,722
01/01/2012 to 12/31/2012	$10.91390	$12.23773	2,198
01/01/2013 to 12/31/2013	$12.23773	$16.26131	777
01/01/2014 to 12/31/2014	$16.26131	$17.33496	3,190
01/01/2015 to 12/31/2015	$17.33496	$18.67019	2,334
01/01/2016 to 12/31/2016	$18.67019	$17.91035	838
01/01/2017 to 12/31/2017	$17.91035	$23.68491	2,053
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.91472	$8.75100	37,494
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$8.88843	$10.66224	27,186
01/01/2010 to 12/31/2010	$10.66224	$11.77225	21,065
01/01/2011 to 12/31/2011	$11.77225	$12.62663	24,541
01/01/2012 to 12/31/2012	$12.62663	$13.02028	18,227
01/01/2013 to 12/31/2013	$13.02028	$12.42161	10,377
01/01/2014 to 12/31/2014	$12.42161	$12.86496	11,063
01/01/2015 to 12/31/2015	$12.86496	$12.45093	11,392
01/01/2016 to 12/31/2016	$12.45093	$12.43716	9,166
01/01/2017 to 12/31/2017	$12.43716	$12.51440	3,166
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.33372	$11.01460	6,858
01/01/2010 to 12/31/2010	$11.01460	$12.01462	12,938
01/01/2011 to 12/31/2011	$12.01462	$11.33026	5,269
01/01/2012 to 12/31/2012	$11.33026	$13.57495	3,362
01/01/2013 to 12/31/2013	$13.57495	$16.86726	2,723
01/01/2014 to 12/31/2014	$16.86726	$17.01638	2,686
01/01/2015 to 12/31/2015	$17.01638	$16.32267	7,087
01/01/2016 to 12/31/2016	$16.32267	$17.02128	4,698
01/01/2017 to 12/31/2017	$17.02128	$20.52220	4,191
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$7.93422	$9.57631	7,736
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	0
01/01/2013 to 12/31/2013	$10.15815	$13.30115	0
01/01/2014 to 12/31/2014	$13.30115	$14.27186	0
01/01/2015 to 12/31/2015	$14.27186	$13.79315	7,799
01/01/2016 to 12/31/2016	$13.79315	$15.23403	6,154
01/01/2017 to 12/31/2017	$15.23403	$17.40332	3,319
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02770	$10.05299	0
01/01/2012 to 12/31/2012	$10.05299	$10.26297	780
01/01/2013 to 12/31/2013	$10.26297	$9.70796	420
01/01/2014 to 12/31/2014	$9.70796	$9.93759	2,646
01/01/2015 to 10/16/2015	$9.93759	$9.83105	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.40604	$10.37567	8,686
01/01/2010 to 12/31/2010	$10.37567	$12.99762	18,742
01/01/2011 to 12/31/2011	$12.99762	$12.86717	5,978
01/01/2012 to 12/31/2012	$12.86717	$14.07655	12,258
01/01/2013 to 12/31/2013	$14.07655	$18.17252	4,962
01/01/2014 to 12/31/2014	$18.17252	$19.09549	5,605
01/01/2015 to 10/16/2015	$19.09549	$19.42345	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.83837	$8.27294	9,909
01/01/2010 to 12/31/2010	$8.27294	$9.68615	15,269
01/01/2011 to 04/29/2011	$9.68615	$10.82845	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.66946	$8.99449	13,800
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	10,230
01/01/2013 to 12/31/2013	$10.25246	$11.86864	7,334
01/01/2014 to 12/31/2014	$11.86864	$12.14784	7,401
01/01/2015 to 12/31/2015	$12.14784	$11.67915	5,389
01/01/2016 to 12/31/2016	$11.67915	$11.86182	4,205
01/01/2017 to 12/31/2017	$11.86182	$13.45301	5,197
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.13568	$8.99348	15,797
01/01/2010 to 12/31/2010	$8.99348	$10.70514	34,990
01/01/2011 to 12/31/2011	$10.70514	$8.30910	11,571
01/01/2012 to 12/31/2012	$8.30910	$9.53876	15,406
01/01/2013 to 12/31/2013	$9.53876	$9.30664	3,091
01/01/2014 to 12/31/2014	$9.30664	$8.63575	8,003
01/01/2015 to 12/31/2015	$8.63575	$7.00055	8,802
01/01/2016 to 12/31/2016	$7.00055	$7.65794	3,957
01/01/2017 to 12/31/2017	$7.65794	$9.42210	3,474
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.85637	$10.21746	159,770
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	0
01/01/2012 to 12/31/2012	$10.05292	$10.48178	623
01/01/2013 to 12/31/2013	$10.48178	$9.96795	925
01/01/2014 to 12/31/2014	$9.96795	$10.29191	2,813
01/01/2015 to 12/31/2015	$10.29191	$9.99230	2,701
01/01/2016 to 12/31/2016	$9.99230	$10.13767	4,190
01/01/2017 to 12/31/2017	$10.13767	$10.42943	4,138
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.58223	$7.98180	350,219
01/01/2010 to 12/31/2010	$7.98180	$9.24834	333,228
01/01/2011 to 12/31/2011	$9.24834	$8.44414	126,388
01/01/2012 to 12/31/2012	$8.44414	$9.28208	162,969
01/01/2013 to 12/31/2013	$9.28208	$10.57462	77,591
01/01/2014 to 12/31/2014	$10.57462	$11.24123	76,565
01/01/2015 to 12/31/2015	$11.24123	$10.87624	94,663
01/01/2016 to 12/31/2016	$10.87624	$11.65761	51,733
01/01/2017 to 12/31/2017	$11.65761	$13.17643	85,245

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.59582	0
01/01/2014 to 12/31/2014	$11.59582	$13.00911	0
01/01/2015 to 12/31/2015	$13.00911	$12.85986	0
01/01/2016 to 12/31/2016	$12.85986	$13.87907	783
01/01/2017 to 12/31/2017	$13.87907	$16.40574	694
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.27909	$7.94826	440
01/01/2010 to 12/31/2010	$7.94826	$8.90228	3,799
01/01/2011 to 12/31/2011	$8.90228	$8.96646	1,298
01/01/2012 to 12/31/2012	$8.96646	$10.36979	2,513
01/01/2013 to 12/31/2013	$10.36979	$13.36883	1,248
01/01/2014 to 12/31/2014	$13.36883	$15.25490	2,992
01/01/2015 to 12/31/2015	$15.25490	$15.30800	2,014
01/01/2016 to 12/31/2016	$15.30800	$17.11590	912
01/01/2017 to 12/31/2017	$17.11590	$20.37152	674
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.17191	$8.49370	138,328
01/01/2010 to 12/31/2010	$8.49370	$9.25415	113,621
01/01/2011 to 12/31/2011	$9.25415	$8.84571	45,096
01/01/2012 to 12/31/2012	$8.84571	$9.49637	48,074
01/01/2013 to 12/31/2013	$9.49637	$10.39472	22,804
01/01/2014 to 12/31/2014	$10.39472	$10.63926	35,167
01/01/2015 to 12/31/2015	$10.63926	$10.34018	20,596
01/01/2016 to 12/31/2016	$10.34018	$10.55147	15,543
01/01/2017 to 12/31/2017	$10.55147	$11.94013	16,202
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$7.31855	$8.95058	77,197
01/01/2010 to 12/31/2010	$8.95058	$9.96324	101,506
01/01/2011 to 12/31/2011	$9.96324	$9.46795	41,550
01/01/2012 to 12/31/2012	$9.46795	$10.68233	44,657
01/01/2013 to 12/31/2013	$10.68233	$12.27733	20,811
01/01/2014 to 12/31/2014	$12.27733	$12.60131	27,107
01/01/2015 to 12/31/2015	$12.60131	$12.20087	37,227
01/01/2016 to 12/31/2016	$12.20087	$12.68826	18,365
01/01/2017 to 04/28/2017	$12.68826	$13.15462	0
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$7.97633	$9.76074	101,532
01/01/2010 to 12/31/2010	$9.76074	$10.62465	180,063
01/01/2011 to 12/31/2011	$10.62465	$9.99404	67,956
01/01/2012 to 12/31/2012	$9.99404	$10.81234	77,240
01/01/2013 to 12/31/2013	$10.81234	$12.04166	35,159
01/01/2014 to 12/31/2014	$12.04166	$12.07845	36,792
01/01/2015 to 10/16/2015	$12.07845	$11.65339	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.01434	$9.08857	19,394
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.46346	$9.75581	4,989
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.42089	$9.58927	57,584
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.41368	$10.13977	110,706
01/01/2010 to 12/31/2010	$10.13977	$11.00983	148,995
01/01/2011 to 12/31/2011	$11.00983	$10.93119	63,515
01/01/2012 to 12/31/2012	$10.93119	$12.07721	75,183
01/01/2013 to 12/31/2013	$12.07721	$13.73628	37,483
01/01/2014 to 12/31/2014	$13.73628	$14.15850	60,719
01/01/2015 to 12/31/2015	$14.15850	$13.78912	52,048
01/01/2016 to 12/31/2016	$13.78912	$14.43737	21,444
01/01/2017 to 12/31/2017	$14.43737	$16.22147	26,356
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$6.07492	$7.73068	14,808
01/01/2010 to 12/31/2010	$7.73068	$8.52269	17,597
01/01/2011 to 12/31/2011	$8.52269	$8.16120	8,102
01/01/2012 to 12/31/2012	$8.16120	$9.31506	19,482
01/01/2013 to 12/31/2013	$9.31506	$11.76026	24,827
01/01/2014 to 12/31/2014	$11.76026	$12.30357	22,884
01/01/2015 to 10/16/2015	$12.30357	$11.31484	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.57146	$11.25044	13,227
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$6.92540	$8.71389	23,375
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$9.55779	$12.71188	61,248
01/01/2010 to 12/31/2010	$12.71188	$14.90652	92,333
01/01/2011 to 12/31/2011	$14.90652	$12.34701	29,413
01/01/2012 to 12/31/2012	$12.34701	$12.45393	34,645
01/01/2013 to 12/31/2013	$12.45393	$13.98862	20,962
01/01/2014 to 12/31/2014	$13.98862	$12.47908	20,951
01/01/2015 to 12/31/2015	$12.47908	$9.80926	13,030
01/01/2016 to 12/31/2016	$9.80926	$11.90065	11,545
01/01/2017 to 12/31/2017	$11.90065	$12.78034	12,554
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.71389	$10.72580	31,524
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.04702	$9.30030	8,401
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.66553	$8.42174	36,911
01/01/2010 to 12/31/2010	$8.42174	$9.39871	54,929
01/01/2011 to 12/31/2011	$9.39871	$8.83383	15,323
01/01/2012 to 12/31/2012	$8.83383	$9.54601	21,695
01/01/2013 to 12/31/2013	$9.54601	$11.19851	19,797
01/01/2014 to 12/31/2014	$11.19851	$11.50181	22,610
01/01/2015 to 12/31/2015	$11.50181	$11.12617	44,847
01/01/2016 to 12/31/2016	$11.12617	$11.53879	25,137
01/01/2017 to 12/31/2017	$11.53879	$12.76096	13,915
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.31803	$9.99485	50,536
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
Evergreen VA Growth Fund
05/01/2009 to 12/31/2009	$8.25881	$10.34662	0
01/01/2010 to 07/16/2010	$10.34662	$10.07636	0
Evergreen VA International Equity Fund
05/01/2009 to 12/31/2009	$7.45600	$9.41485	2,694
01/01/2010 to 07/16/2010	$9.41485	$8.89436	0
Evergreen VA Omega Fund
05/01/2009 to 12/31/2009	$9.09443	$11.76094	1,366
01/01/2010 to 07/16/2010	$11.76094	$10.92676	0
First Trust Target Focus Four Portfolio
05/01/2009 to 12/31/2009	$5.32699	$6.97664	214
01/01/2010 to 12/31/2010	$6.97664	$8.08180	376
01/01/2011 to 12/31/2011	$8.08180	$7.00963	79
01/01/2012 to 12/31/2012	$7.00963	$7.76732	0
01/01/2013 to 12/31/2013	$7.76732	$9.91133	0
01/01/2014 to 04/25/2014	$9.91133	$10.18540	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$6.58537	$8.35366	206,785
01/01/2010 to 12/31/2010	$8.35366	$8.96520	267,746
01/01/2011 to 12/31/2011	$8.96520	$8.58226	115,073
01/01/2012 to 09/21/2012	$8.58226	$9.54383	0
Global Dividend Target 15 Portfolio
05/01/2009 to 12/31/2009	$8.60886	$12.35210	9,823
01/01/2010 to 12/31/2010	$12.35210	$13.19418	9,210
01/01/2011 to 12/31/2011	$13.19418	$11.88261	2,325
01/01/2012 to 12/31/2012	$11.88261	$14.50157	4,266
01/01/2013 to 12/31/2013	$14.50157	$16.14256	2,145
01/01/2014 to 04/25/2014	$16.14256	$15.74789	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03244	$8.11286	821
01/01/2012 to 04/27/2012	$8.11286	$9.16638	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99269	$9.05901	392
01/01/2012 to 12/31/2012	$9.05901	$10.46967	544
01/01/2013 to 12/31/2013	$10.46967	$13.35563	311
01/01/2014 to 12/31/2014	$13.35563	$14.66956	2,501
01/01/2015 to 12/31/2015	$14.66956	$14.57590	1,134
01/01/2016 to 12/31/2016	$14.57590	$16.29288	869
01/01/2017 to 12/31/2017	$16.29288	$17.22246	661
Invesco V.I. Dynamics Fund - Series I
05/01/2009 to 12/31/2009	$7.17742	$9.36714	964
01/01/2010 to 12/31/2010	$9.36714	$11.29165	1,855
01/01/2011 to 04/29/2011	$11.29165	$12.53363	0
Invesco V.I. Financial Services Fund - Series I
05/01/2009 to 12/31/2009	$3.21326	$4.47866	1,270
01/01/2010 to 12/31/2010	$4.47866	$4.80985	2,100
01/01/2011 to 04/29/2011	$4.80985	$5.05715	0
Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$8.35820	$10.66998	1,728
01/01/2010 to 12/31/2010	$10.66998	$10.93718	1,668
01/01/2011 to 12/31/2011	$10.93718	$11.06847	716
01/01/2012 to 12/31/2012	$11.06847	$13.02623	948
01/01/2013 to 12/31/2013	$13.02623	$17.82249	634
01/01/2014 to 12/31/2014	$17.82249	$20.76303	1,245
01/01/2015 to 12/31/2015	$20.76303	$20.85203	590
01/01/2016 to 12/31/2016	$20.85203	$17.97399	434
01/01/2017 to 12/31/2017	$17.97399	$20.26855	170
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04964	$9.69828	1,134
01/01/2013 to 12/31/2013	$9.69828	$12.93620	91
01/01/2014 to 12/31/2014	$12.93620	$13.60549	224
01/01/2015 to 12/31/2015	$13.60549	$13.40463	152
01/01/2016 to 12/31/2016	$13.40463	$13.14890	139
01/01/2017 to 12/31/2017	$13.14890	$15.68083	163
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$7.51436	$9.92411	0
01/01/2010 to 12/31/2010	$9.92411	$11.71979	0
01/01/2011 to 12/31/2011	$11.71979	$10.83310	0
01/01/2012 to 12/31/2012	$10.83310	$11.73485	0
01/01/2013 to 12/31/2013	$11.73485	$14.29647	0
01/01/2014 to 12/31/2014	$14.29647	$15.45581	0
01/01/2015 to 12/31/2015	$15.45581	$16.07162	0
01/01/2016 to 12/31/2016	$16.07162	$15.52857	0
01/01/2017 to 12/31/2017	$15.52857	$20.43005	0
NASDAQ Target 15 Portfolio
05/01/2009 to 12/31/2009	$6.36190	$7.36808	0
01/01/2010 to 12/31/2010	$7.36808	$9.35231	0
01/01/2011 to 12/31/2011	$9.35231	$9.22282	0
01/01/2012 to 12/31/2012	$9.22282	$10.14446	0
01/01/2013 to 12/31/2013	$10.14446	$14.69765	0
01/01/2014 to 04/25/2014	$14.69765	$14.59774	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Developing Markets Fund
05/01/2009 to 12/31/2009	$9.93102	$14.18113	40,036
01/01/2010 to 12/31/2010	$14.18113	$16.03409	36,238
01/01/2011 to 12/31/2011	$16.03409	$12.11212	7,991
01/01/2012 to 12/31/2012	$12.11212	$13.76917	23,728
01/01/2013 to 12/31/2013	$13.76917	$13.40865	8,249
01/01/2014 to 12/31/2014	$13.40865	$12.28994	3,361
01/01/2015 to 12/31/2015	$12.28994	$10.01149	393
01/01/2016 to 08/05/2016	$10.01149	$10.90113	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12618	$9.68937	171
01/01/2017 to 12/31/2017	$9.68937	$13.31024	99
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$11.40076	$15.59572	0
01/01/2010 to 12/31/2010	$15.59572	$17.29428	0
01/01/2011 to 12/31/2011	$17.29428	$12.29119	0
01/01/2012 to 12/31/2012	$12.29119	$13.81637	0
01/01/2013 to 12/31/2013	$13.81637	$15.46404	0
01/01/2014 to 12/31/2014	$15.46404	$14.81798	0
01/01/2015 to 12/31/2015	$14.81798	$13.07202	0
01/01/2016 to 12/31/2016	$13.07202	$12.80804	0
01/01/2017 to 12/31/2017	$12.80804	$16.56972	0
ProFund VP Banks
05/01/2009 to 12/31/2009	$3.04222	$3.88032	0
01/01/2010 to 12/31/2010	$3.88032	$4.09238	0
01/01/2011 to 12/31/2011	$4.09238	$2.91824	0
01/01/2012 to 12/31/2012	$2.91824	$3.78970	0
01/01/2013 to 12/31/2013	$3.78970	$4.92360	0
01/01/2014 to 12/31/2014	$4.92360	$5.29044	0
01/01/2015 to 12/31/2015	$5.29044	$5.12799	0
01/01/2016 to 12/31/2016	$5.12799	$6.15215	0
01/01/2017 to 12/31/2017	$6.15215	$7.06297	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$7.24460	$10.16158	12,634
01/01/2010 to 12/31/2010	$10.16158	$12.83016	8,573
01/01/2011 to 12/31/2011	$12.83016	$10.47311	2,409
01/01/2012 to 12/31/2012	$10.47311	$11.06006	3,899
01/01/2013 to 12/31/2013	$11.06006	$12.75162	3,745
01/01/2014 to 12/31/2014	$12.75162	$12.62291	3,075
01/01/2015 to 12/31/2015	$12.62291	$10.57730	2,187
01/01/2016 to 12/31/2016	$10.57730	$12.20194	58
01/01/2017 to 12/31/2017	$12.20194	$14.60694	3
ProFund VP Bear
05/01/2009 to 12/31/2009	$10.99169	$8.07070	0
01/01/2010 to 12/31/2010	$8.07070	$6.45830	0
01/01/2011 to 12/31/2011	$6.45830	$5.72891	0
01/01/2012 to 12/31/2012	$5.72891	$4.65112	0
01/01/2013 to 12/31/2013	$4.65112	$3.32562	0
01/01/2014 to 12/31/2014	$3.32562	$2.77618	0
01/01/2015 to 12/31/2015	$2.77618	$2.56955	0
01/01/2016 to 12/31/2016	$2.56955	$2.17499	0
01/01/2017 to 12/31/2017	$2.17499	$1.73706	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
05/01/2009 to 12/31/2009	$10.90224	$12.16165	0
01/01/2010 to 12/31/2010	$12.16165	$12.44337	0
01/01/2011 to 12/31/2011	$12.44337	$12.90906	0
01/01/2012 to 12/31/2012	$12.90906	$17.68189	0
01/01/2013 to 12/31/2013	$17.68189	$28.99117	0
01/01/2014 to 12/31/2014	$28.99117	$36.61348	0
01/01/2015 to 12/31/2015	$36.61348	$36.81954	0
01/01/2016 to 12/31/2016	$36.81954	$30.29782	0
01/01/2017 to 12/31/2017	$30.29782	$36.14675	0
ProFund VP Bull
05/01/2009 to 12/31/2009	$6.62385	$8.31410	1,719
01/01/2010 to 12/31/2010	$8.31410	$9.11192	0
01/01/2011 to 12/31/2011	$9.11192	$8.87100	0
01/01/2012 to 12/31/2012	$8.87100	$9.83482	0
01/01/2013 to 12/31/2013	$9.83482	$12.42327	0
01/01/2014 to 12/31/2014	$12.42327	$13.48112	0
01/01/2015 to 12/31/2015	$13.48112	$13.06382	0
01/01/2016 to 12/31/2016	$13.06382	$13.94726	0
01/01/2017 to 12/31/2017	$13.94726	$16.20516	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$7.57994	$9.46249	0
01/01/2010 to 12/31/2010	$9.46249	$10.81128	180
01/01/2011 to 12/31/2011	$10.81128	$11.25646	0
01/01/2012 to 12/31/2012	$11.25646	$12.14741	0
01/01/2013 to 12/31/2013	$12.14741	$15.19028	0
01/01/2014 to 12/31/2014	$15.19028	$16.30023	84
01/01/2015 to 12/31/2015	$16.30023	$16.52910	45
01/01/2016 to 12/31/2016	$16.52910	$16.66252	54
01/01/2017 to 12/31/2017	$16.66252	$18.66452	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$6.51719	$8.02702	5,204
01/01/2010 to 12/31/2010	$8.02702	$9.48580	212
01/01/2011 to 12/31/2011	$9.48580	$9.74275	0
01/01/2012 to 12/31/2012	$9.74275	$11.58005	0
01/01/2013 to 12/31/2013	$11.58005	$15.76796	0
01/01/2014 to 12/31/2014	$15.76796	$17.26297	0
01/01/2015 to 12/31/2015	$17.26297	$17.59365	0
01/01/2016 to 12/31/2016	$17.59365	$17.84564	0
01/01/2017 to 12/31/2017	$17.84564	$20.56528	0
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$6.99175	$9.35507	0
01/01/2010 to 12/31/2010	$9.35507	$9.34720	0
01/01/2011 to 12/31/2011	$9.34720	$8.29118	0
01/01/2012 to 12/31/2012	$8.29118	$9.41041	0
01/01/2013 to 12/31/2013	$9.41041	$11.14315	0
01/01/2014 to 12/31/2014	$11.14315	$9.90971	0
01/01/2015 to 12/31/2015	$9.90971	$8.59761	0
01/01/2016 to 12/31/2016	$8.59761	$9.02399	0
01/01/2017 to 12/31/2017	$9.02399	$10.51737	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
05/01/2009 to 12/31/2009	$3.92036	$5.11801	3,519
01/01/2010 to 12/31/2010	$5.11801	$5.52707	4,649
01/01/2011 to 12/31/2011	$5.52707	$4.63648	1,408
01/01/2012 to 12/31/2012	$4.63648	$5.62952	2,549
01/01/2013 to 12/31/2013	$5.62952	$7.23833	843
01/01/2014 to 12/31/2014	$7.23833	$7.95677	765
01/01/2015 to 12/31/2015	$7.95677	$7.63014	470
01/01/2016 to 12/31/2016	$7.63014	$8.56660	437
01/01/2017 to 12/31/2017	$8.56660	$9.85744	0
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.49268	$9.56502	705
01/01/2010 to 12/31/2010	$9.56502	$9.57649	1,966
01/01/2011 to 12/31/2011	$9.57649	$10.26602	599
01/01/2012 to 12/31/2012	$10.26602	$11.73274	768
01/01/2013 to 12/31/2013	$11.73274	$15.96320	486
01/01/2014 to 12/31/2014	$15.96320	$19.22325	835
01/01/2015 to 12/31/2015	$19.22325	$19.65385	372
01/01/2016 to 12/31/2016	$19.65385	$18.35883	399
01/01/2017 to 12/31/2017	$18.35883	$21.61250	859
ProFund VP Industrials
05/01/2009 to 12/31/2009	$6.63158	$8.34939	0
01/01/2010 to 12/31/2010	$8.34939	$10.05872	294
01/01/2011 to 12/31/2011	$10.05872	$9.61784	201
01/01/2012 to 12/31/2012	$9.61784	$10.84161	230
01/01/2013 to 12/31/2013	$10.84161	$14.58510	182
01/01/2014 to 12/31/2014	$14.58510	$14.99040	190
01/01/2015 to 12/31/2015	$14.99040	$14.09396	82
01/01/2016 to 12/31/2016	$14.09396	$16.12915	23
01/01/2017 to 12/31/2017	$16.12915	$19.22023	0
ProFund VP Internet
05/01/2009 to 12/31/2009	$9.25345	$12.50815	0
01/01/2010 to 12/31/2010	$12.50815	$16.47262	0
01/01/2011 to 12/31/2011	$16.47262	$14.92872	0
01/01/2012 to 12/31/2012	$14.92872	$17.40449	0
01/01/2013 to 12/31/2013	$17.40449	$25.70526	0
01/01/2014 to 12/31/2014	$25.70526	$25.30468	0
01/01/2015 to 12/31/2015	$25.30468	$29.64798	0
01/01/2016 to 12/31/2016	$29.64798	$30.46047	0
01/01/2017 to 12/31/2017	$30.46047	$40.34729	0
ProFund VP Japan
05/01/2009 to 12/31/2009	$7.08134	$7.84478	0
01/01/2010 to 12/31/2010	$7.84478	$7.13792	0
01/01/2011 to 12/31/2011	$7.13792	$5.66062	0
01/01/2012 to 12/31/2012	$5.66062	$6.77490	0
01/01/2013 to 12/31/2013	$6.77490	$9.77687	0
01/01/2014 to 12/31/2014	$9.77687	$9.82487	0
01/01/2015 to 12/31/2015	$9.82487	$10.12021	0
01/01/2016 to 12/31/2016	$10.12021	$9.89345	0
01/01/2017 to 12/31/2017	$9.89345	$11.40936	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$7.01602	$8.77558	0
01/01/2010 to 12/31/2010	$8.77558	$9.66948	243
01/01/2011 to 12/31/2011	$9.66948	$9.70839	0
01/01/2012 to 12/31/2012	$9.70839	$10.65259	0
01/01/2013 to 12/31/2013	$10.65259	$13.55061	0
01/01/2014 to 12/31/2014	$13.55061	$14.89691	291
01/01/2015 to 12/31/2015	$14.89691	$15.04705	189
01/01/2016 to 12/31/2016	$15.04705	$15.38399	161
01/01/2017 to 12/31/2017	$15.38399	$18.76567	134
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$6.15930	$7.76427	0
01/01/2010 to 12/31/2010	$7.76427	$8.53333	0
01/01/2011 to 12/31/2011	$8.53333	$8.20132	0
01/01/2012 to 12/31/2012	$8.20132	$9.21468	0
01/01/2013 to 12/31/2013	$9.21468	$11.65220	0
01/01/2014 to 12/31/2014	$11.65220	$12.53158	347
01/01/2015 to 12/31/2015	$12.53158	$11.62181	246
01/01/2016 to 12/31/2016	$11.62181	$13.06061	191
01/01/2017 to 12/31/2017	$13.06061	$14.42376	176
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$7.54683	$9.52628	0
01/01/2010 to 12/31/2010	$9.52628	$11.90955	504
01/01/2011 to 12/31/2011	$11.90955	$11.25901	209
01/01/2012 to 12/31/2012	$11.25901	$12.64592	508
01/01/2013 to 12/31/2013	$12.64592	$16.06886	234
01/01/2014 to 12/31/2014	$16.06886	$16.56468	412
01/01/2015 to 12/31/2015	$16.56468	$16.17135	257
01/01/2016 to 12/31/2016	$16.17135	$17.77114	71
01/01/2017 to 12/31/2017	$17.77114	$20.46882	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$7.03655	$9.02401	0
01/01/2010 to 12/31/2010	$9.02401	$10.58167	0
01/01/2011 to 12/31/2011	$10.58167	$9.89740	0
01/01/2012 to 12/31/2012	$9.89740	$11.23062	200
01/01/2013 to 12/31/2013	$11.23062	$14.44910	0
01/01/2014 to 12/31/2014	$14.44910	$15.49889	0
01/01/2015 to 12/31/2015	$15.49889	$13.84722	0
01/01/2016 to 12/31/2016	$13.84722	$16.76276	0
01/01/2017 to 12/31/2017	$16.76276	$18.05104	0
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$7.93426	$10.30690	0
01/01/2010 to 12/31/2010	$10.30690	$11.86466	0
01/01/2011 to 12/31/2011	$11.86466	$11.71907	0
01/01/2012 to 12/31/2012	$11.71907	$13.25968	0
01/01/2013 to 12/31/2013	$13.25968	$17.33281	0
01/01/2014 to 12/31/2014	$17.33281	$19.74313	0
01/01/2015 to 12/31/2015	$19.74313	$20.65281	0
01/01/2016 to 12/31/2016	$20.65281	$21.16385	0
01/01/2017 to 12/31/2017	$21.16385	$26.86292	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$9.91641	$11.44751	6,547
01/01/2010 to 12/31/2010	$11.44751	$13.12381	3,236
01/01/2011 to 12/31/2011	$13.12381	$13.06368	1,649
01/01/2012 to 12/31/2012	$13.06368	$13.08508	1,244
01/01/2013 to 12/31/2013	$13.08508	$15.80465	467
01/01/2014 to 12/31/2014	$15.80465	$13.71351	420
01/01/2015 to 12/31/2015	$13.71351	$10.22954	170
01/01/2016 to 12/31/2016	$10.22954	$12.36771	69
01/01/2017 to 12/31/2017	$12.36771	$11.65872	84
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$7.05560	$9.17992	116
01/01/2010 to 12/31/2010	$9.17992	$8.97928	471
01/01/2011 to 12/31/2011	$8.97928	$10.15225	350
01/01/2012 to 12/31/2012	$10.15225	$11.05420	309
01/01/2013 to 12/31/2013	$11.05420	$14.16494	244
01/01/2014 to 12/31/2014	$14.16494	$16.45940	425
01/01/2015 to 12/31/2015	$16.45940	$16.73507	110
01/01/2016 to 12/31/2016	$16.73507	$15.68440	31
01/01/2017 to 12/31/2017	$15.68440	$16.85145	0
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$9.77571	$13.30910	0
01/01/2010 to 12/31/2010	$13.30910	$17.22331	0
01/01/2011 to 12/31/2011	$17.22331	$13.54580	0
01/01/2012 to 12/31/2012	$13.54580	$11.26779	0
01/01/2013 to 12/31/2013	$11.26779	$6.80660	0
01/01/2014 to 12/31/2014	$6.80660	$5.04456	0
01/01/2015 to 12/31/2015	$5.04456	$3.29734	0
01/01/2016 to 12/31/2016	$3.29734	$5.00209	0
01/01/2017 to 12/31/2017	$5.00209	$5.12692	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$5.54048	$8.05179	1,440
01/01/2010 to 12/31/2010	$8.05179	$9.77409	1,103
01/01/2011 to 12/31/2011	$9.77409	$9.96760	292
01/01/2012 to 12/31/2012	$9.96760	$11.36922	356
01/01/2013 to 12/31/2013	$11.36922	$11.07811	132
01/01/2014 to 12/31/2014	$11.07811	$13.48278	184
01/01/2015 to 12/31/2015	$13.48278	$13.16804	0
01/01/2016 to 12/31/2016	$13.16804	$13.55407	0
01/01/2017 to 12/31/2017	$13.55407	$14.25821	0
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$6.94857	$7.00453	1,983
01/01/2010 to 12/31/2010	$7.00453	$5.72599	4,321
01/01/2011 to 12/31/2011	$5.72599	$3.48386	1,971
01/01/2012 to 12/31/2012	$3.48386	$3.15603	2,279
01/01/2013 to 12/31/2013	$3.15603	$3.57870	529
01/01/2014 to 12/31/2014	$3.57870	$2.42966	714
01/01/2015 to 12/31/2015	$2.42966	$2.32777	245
01/01/2016 to 12/31/2016	$2.32777	$2.14925	331
01/01/2017 to 12/31/2017	$2.14925	$1.84336	215

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Semiconductor
05/01/2009 to 12/31/2009	$5.78187	$7.85569	0
01/01/2010 to 12/31/2010	$7.85569	$8.59647	0
01/01/2011 to 12/31/2011	$8.59647	$8.04261	0
01/01/2012 to 12/31/2012	$8.04261	$7.50255	0
01/01/2013 to 12/31/2013	$7.50255	$9.74877	0
01/01/2014 to 12/31/2014	$9.74877	$12.76759	0
01/01/2015 to 12/31/2015	$12.76759	$12.07179	0
01/01/2016 to 12/31/2016	$12.07179	$15.00934	0
01/01/2017 to 12/31/2017	$15.00934	$19.80855	0
ProFund VP Short Mid-Cap
05/01/2009 to 12/31/2009	$9.03459	$6.41915	0
01/01/2010 to 12/31/2010	$6.41915	$4.63389	0
01/01/2011 to 12/31/2011	$4.63389	$4.14022	0
01/01/2012 to 12/31/2012	$4.14022	$3.26642	0
01/01/2013 to 12/31/2013	$3.26642	$2.29905	0
01/01/2014 to 12/31/2014	$2.29905	$1.95970	0
01/01/2015 to 12/31/2015	$1.95970	$1.87524	0
01/01/2016 to 12/31/2016	$1.87524	$1.45706	0
01/01/2017 to 12/31/2017	$1.45706	$1.20776	0
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$8.91775	$6.31530	0
01/01/2010 to 12/31/2010	$6.31530	$4.84536	0
01/01/2011 to 12/31/2011	$4.84536	$4.22311	0
01/01/2012 to 12/31/2012	$4.22311	$3.33818	0
01/01/2013 to 12/31/2013	$3.33818	$2.29408	0
01/01/2014 to 12/31/2014	$2.29408	$1.80043	0
01/01/2015 to 12/31/2015	$1.80043	$1.52404	0
01/01/2016 to 12/31/2016	$1.52404	$1.33445	0
01/01/2017 to 12/31/2017	$1.33445	$0.97117	0
ProFund VP Short Small-Cap
05/01/2009 to 12/31/2009	$8.86967	$6.38882	0
01/01/2010 to 12/31/2010	$6.38882	$4.41913	0
01/01/2011 to 12/31/2011	$4.41913	$3.91123	0
01/01/2012 to 12/31/2012	$3.91123	$3.08529	0
01/01/2013 to 12/31/2013	$3.08529	$2.06488	0
01/01/2014 to 12/31/2014	$2.06488	$1.82458	0
01/01/2015 to 12/31/2015	$1.82458	$1.76159	0
01/01/2016 to 12/31/2016	$1.76159	$1.34459	0
01/01/2017 to 12/31/2017	$1.34459	$1.12318	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$7.09290	$8.88147	0
01/01/2010 to 12/31/2010	$8.88147	$10.87056	396
01/01/2011 to 12/31/2011	$10.87056	$10.71862	38
01/01/2012 to 12/31/2012	$10.71862	$11.73641	287
01/01/2013 to 12/31/2013	$11.73641	$16.04442	45
01/01/2014 to 12/31/2014	$16.04442	$15.95866	222
01/01/2015 to 12/31/2015	$15.95866	$15.71790	176
01/01/2016 to 12/31/2016	$15.71790	$18.39886	47
01/01/2017 to 12/31/2017	$18.39886	$20.23570	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$6.79585	$8.43094	625
01/01/2010 to 12/31/2010	$8.43094	$10.02174	509
01/01/2011 to 12/31/2011	$10.02174	$9.35637	300
01/01/2012 to 12/31/2012	$9.35637	$10.57953	318
01/01/2013 to 12/31/2013	$10.57953	$14.17975	119
01/01/2014 to 12/31/2014	$14.17975	$14.60657	343
01/01/2015 to 12/31/2015	$14.60657	$13.04229	180
01/01/2016 to 12/31/2016	$13.04229	$16.35158	56
01/01/2017 to 12/31/2017	$16.35158	$17.46552	0
ProFund VP Technology
05/01/2009 to 12/31/2009	$7.84963	$10.54187	0
01/01/2010 to 12/31/2010	$10.54187	$11.36414	0
01/01/2011 to 12/31/2011	$11.36414	$10.91244	0
01/01/2012 to 12/31/2012	$10.91244	$11.71758	0
01/01/2013 to 12/31/2013	$11.71758	$14.28098	0
01/01/2014 to 12/31/2014	$14.28098	$16.42113	0
01/01/2015 to 12/31/2015	$16.42113	$16.37003	0
01/01/2016 to 12/31/2016	$16.37003	$17.90473	0
01/01/2017 to 12/31/2017	$17.90473	$23.56521	0
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$8.30669	$8.98228	0
01/01/2010 to 12/31/2010	$8.98228	$10.11607	239
01/01/2011 to 12/31/2011	$10.11607	$10.03242	0
01/01/2012 to 12/31/2012	$10.03242	$11.37923	0
01/01/2013 to 12/31/2013	$11.37923	$12.41471	0
01/01/2014 to 12/31/2014	$12.41471	$12.15414	0
01/01/2015 to 12/31/2015	$12.15414	$12.01216	0
01/01/2016 to 12/31/2016	$12.01216	$14.22752	0
01/01/2017 to 12/31/2017	$14.22752	$13.55740	0
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$11.22559	$10.07149	298
01/01/2010 to 12/31/2010	$10.07149	$10.79532	1,744
01/01/2011 to 12/31/2011	$10.79532	$15.08391	1,541
01/01/2012 to 12/31/2012	$15.08391	$14.82628	1,014
01/01/2013 to 12/31/2013	$14.82628	$11.67453	0
01/01/2014 to 12/31/2014	$11.67453	$15.50146	41
01/01/2015 to 12/31/2015	$15.50146	$14.23920	10
01/01/2016 to 12/31/2016	$14.23920	$13.82021	0
01/01/2017 to 12/31/2017	$13.82021	$14.73158	705
ProFund VP UltraBull
05/01/2009 to 12/31/2009	$3.45006	$5.40000	0
01/01/2010 to 12/31/2010	$5.40000	$6.42242	0
01/01/2011 to 12/31/2011	$6.42242	$5.95043	0
01/01/2012 to 12/31/2012	$5.95043	$7.46736	0
01/01/2013 to 12/31/2013	$7.46736	$12.21682	0
01/01/2014 to 12/31/2014	$12.21682	$14.65692	0
01/01/2015 to 12/31/2015	$14.65692	$13.85706	0
01/01/2016 to 12/31/2016	$13.85706	$16.00031	0
01/01/2017 to 12/31/2017	$16.00031	$21.96759	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$4.03247	$6.47935	0
01/01/2010 to 12/31/2010	$6.47935	$9.44138	0
01/01/2011 to 12/31/2011	$9.44138	$7.93699	0
01/01/2012 to 12/31/2012	$7.93699	$10.23666	0
01/01/2013 to 12/31/2013	$10.23666	$17.00253	0
01/01/2014 to 12/31/2014	$17.00253	$19.09142	0
01/01/2015 to 12/31/2015	$19.09142	$16.88502	0
01/01/2016 to 12/31/2016	$16.88502	$22.67126	0
01/01/2017 to 12/31/2017	$22.67126	$28.44221	0
ProFund VP UltraNASDAQ-100
05/01/2009 to 12/31/2009	$4.71494	$8.00922	0
01/01/2010 to 12/31/2010	$8.00922	$10.54353	0
01/01/2011 to 12/31/2011	$10.54353	$10.14211	0
01/01/2012 to 12/31/2012	$10.14211	$13.20530	0
01/01/2013 to 12/31/2013	$13.20530	$23.01756	0
01/01/2014 to 12/31/2014	$23.01756	$30.43881	0
01/01/2015 to 12/31/2015	$30.43881	$33.66335	0
01/01/2016 to 12/31/2016	$33.66335	$35.59987	0
01/01/2017 to 12/31/2017	$35.59987	$58.34435	0
ProFund VP UltraSmall-Cap
05/01/2009 to 12/31/2009	$3.16802	$4.97732	0
01/01/2010 to 12/31/2010	$4.97732	$7.19282	0
01/01/2011 to 12/31/2011	$7.19282	$5.68351	0
01/01/2012 to 12/31/2012	$5.68351	$7.16565	0
01/01/2013 to 12/31/2013	$7.16565	$13.02136	0
01/01/2014 to 12/31/2014	$13.02136	$13.35807	0
01/01/2015 to 12/31/2015	$13.35807	$11.31658	0
01/01/2016 to 12/31/2016	$11.31658	$15.37972	0
01/01/2017 to 12/31/2017	$15.37972	$18.74660	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$8.48197	$10.11650	0
01/01/2010 to 12/31/2010	$10.11650	$10.43461	3,356
01/01/2011 to 12/31/2011	$10.43461	$11.93753	1,527
01/01/2012 to 12/31/2012	$11.93753	$11.63686	2,109
01/01/2013 to 12/31/2013	$11.63686	$12.83661	2,367
01/01/2014 to 12/31/2014	$12.83661	$15.73122	2,574
01/01/2015 to 12/31/2015	$15.73122	$14.33376	508
01/01/2016 to 12/31/2016	$14.33376	$16.05897	299
01/01/2017 to 12/31/2017	$16.05897	$17.29810	0
Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$7.54202	$9.93001	35
01/01/2010 to 12/31/2010	$9.93001	$11.02130	24
01/01/2011 to 12/31/2011	$11.02130	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$10.87734	0
01/01/2013 to 12/31/2013	$10.87734	$12.58723	0
01/01/2014 to 12/31/2014	$12.58723	$11.55330	0
01/01/2015 to 12/31/2015	$11.55330	$11.62581	0
01/01/2016 to 12/31/2016	$11.62581	$10.91306	0
01/01/2017 to 12/31/2017	$10.91306	$14.42996	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
S&P Target 24 Portfolio
05/01/2009 to 12/31/2009	$6.93389	$8.29639	2,264
01/01/2010 to 12/31/2010	$8.29639	$9.63507	2,158
01/01/2011 to 12/31/2011	$9.63507	$10.18366	1,013
01/01/2012 to 12/31/2012	$10.18366	$10.84949	1,334
01/01/2013 to 12/31/2013	$10.84949	$15.01646	421
01/01/2014 to 04/25/2014	$15.01646	$14.76601	0
Target Managed VIP Portfolio
05/01/2009 to 12/31/2009	$5.83404	$7.15187	1,112
01/01/2010 to 12/31/2010	$7.15187	$8.29426	841
01/01/2011 to 12/31/2011	$8.29426	$7.93929	297
01/01/2012 to 12/31/2012	$7.93929	$8.73469	292
01/01/2013 to 12/31/2013	$8.73469	$11.54669	248
01/01/2014 to 04/25/2014	$11.54669	$11.43692	0
The DOW DART 10 Portfolio
05/01/2009 to 12/31/2009	$6.76470	$8.83913	923
01/01/2010 to 12/31/2010	$8.83913	$10.04602	759
01/01/2011 to 12/31/2011	$10.04602	$10.53500	186
01/01/2012 to 12/31/2012	$10.53500	$11.35685	240
01/01/2013 to 12/31/2013	$11.35685	$14.46662	204
01/01/2014 to 04/25/2014	$14.46662	$14.19690	0
The DOW Target Dividend Portfolio
05/01/2009 to 12/31/2009	$5.18942	$7.05515	2,234
01/01/2010 to 12/31/2010	$7.05515	$8.00160	1,739
01/01/2011 to 12/31/2011	$8.00160	$8.25816	425
01/01/2012 to 12/31/2012	$8.25816	$8.48620	647
01/01/2013 to 12/31/2013	$8.48620	$10.59015	445
01/01/2014 to 04/25/2014	$10.59015	$10.91429	0
Value Line Target 25 Portfolio
05/01/2009 to 12/31/2009	$5.40568	$5.88584	0
01/01/2010 to 12/31/2010	$5.88584	$7.47314	0
01/01/2011 to 12/31/2011	$7.47314	$5.48071	0
01/01/2012 to 12/31/2012	$5.48071	$6.47440	0
01/01/2013 to 12/31/2013	$6.47440	$8.28057	0
01/01/2014 to 04/25/2014	$8.28057	$8.81318	0
Wells Fargo Advantage VT Equity Income
05/01/2009 to 12/31/2009	$6.77848	$8.21791	1,309
01/01/2010 to 07/16/2010	$8.21791	$7.85296	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$7.85296	$9.10652	1,063
01/01/2011 to 12/31/2011	$9.10652	$8.67481	613
01/01/2012 to 12/31/2012	$8.67481	$10.08864	649
01/01/2013 to 12/31/2013	$10.08864	$12.79763	243
01/01/2014 to 12/31/2014	$12.79763	$13.74321	499
01/01/2015 to 12/31/2015	$13.74321	$13.30892	258
01/01/2016 to 04/29/2016	$13.30892	$13.28046	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59299	$12.19082	0
01/01/2011 to 12/31/2011	$12.19082	$11.35290	0
01/01/2012 to 12/31/2012	$11.35290	$11.94780	0
01/01/2013 to 12/31/2013	$11.94780	$17.51176	0
01/01/2014 to 12/31/2014	$17.51176	$16.76213	0
01/01/2015 to 12/31/2015	$16.76213	$15.88786	0
01/01/2016 to 12/31/2016	$15.88786	$16.72136	0
01/01/2017 to 12/31/2017	$16.72136	$20.53485	0
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EBP OR HD GRO 60 bps and
Combo DB OR HD GRO, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.42708	$10.59666	0
01/01/2009 to 12/31/2009	$10.59666	$12.04837	0
01/01/2010 to 12/31/2010	$12.04837	$13.63597	0
01/01/2011 to 12/31/2011	$13.63597	$13.62595	0
01/01/2012 to 12/31/2012	$13.62595	$15.12209	0
01/01/2013 to 12/31/2013	$15.12209	$16.17964	0
01/01/2014 to 12/31/2014	$16.17964	$16.10275	0
01/01/2015 to 12/31/2015	$16.10275	$15.68402	0
01/01/2016 to 12/31/2016	$15.68402	$16.62683	0
01/01/2017 to 12/31/2017	$16.62683	$16.94624	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.55278	$7.65866	14,373,567
01/01/2009 to 12/31/2009	$7.65866	$9.26219	14,068,558
01/01/2010 to 12/31/2010	$9.26219	$10.08529	13,024,320
01/01/2011 to 12/31/2011	$10.08529	$9.54759	11,569,697
01/01/2012 to 12/31/2012	$9.54759	$10.45132	11,019,117
01/01/2013 to 12/31/2013	$10.45132	$11.17785	9,716,479
01/01/2014 to 12/31/2014	$11.17785	$11.28549	8,680,784
01/01/2015 to 12/31/2015	$11.28549	$10.62184	7,229,492
01/01/2016 to 12/31/2016	$10.62184	$10.98500	4,884,188
01/01/2017 to 12/31/2017	$10.98500	$12.02831	3,005,112
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.25056	$7.68002	5,500,810
01/01/2009 to 12/31/2009	$7.68002	$9.42569	5,313,878
01/01/2010 to 12/31/2010	$9.42569	$10.42307	5,174,676
01/01/2011 to 12/31/2011	$10.42307	$10.14826	4,769,958
01/01/2012 to 12/31/2012	$10.14826	$11.21570	4,620,835
01/01/2013 to 12/31/2013	$11.21570	$12.71329	4,512,863
01/01/2014 to 12/31/2014	$12.71329	$13.11879	4,262,451
01/01/2015 to 12/31/2015	$13.11879	$12.86050	3,240,796
01/01/2016 to 12/31/2016	$12.86050	$13.39652	2,143,516
01/01/2017 to 12/31/2017	$13.39652	$15.23455	1,315,113
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.30246	$7.17228	66,069
01/01/2009 to 12/31/2009	$7.17228	$8.21489	134,326
01/01/2010 to 12/31/2010	$8.21489	$9.09537	139,961
01/01/2011 to 12/31/2011	$9.09537	$9.16156	130,283
01/01/2012 to 05/04/2012	$9.16156	$9.91616	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99771	$11.54837	0
01/01/2014 to 12/31/2014	$11.54837	$12.70993	0
01/01/2015 to 12/31/2015	$12.70993	$12.57381	0
01/01/2016 to 12/31/2016	$12.57381	$13.53778	0
01/01/2017 to 12/31/2017	$13.53778	$16.08113	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.42556	$7.92202	5,683,934
01/01/2009 to 12/31/2009	$7.92202	$9.49915	6,336,587
01/01/2010 to 12/31/2010	$9.49915	$10.37568	5,939,704
01/01/2011 to 12/31/2011	$10.37568	$9.96827	5,132,034
01/01/2012 to 12/31/2012	$9.96827	$10.90308	4,991,638
01/01/2013 to 12/31/2013	$10.90308	$12.47456	4,669,803
01/01/2014 to 12/31/2014	$12.47456	$12.92282	4,389,957
01/01/2015 to 12/31/2015	$12.92282	$12.62730	3,786,341
01/01/2016 to 12/31/2016	$12.62730	$13.05426	2,990,984
01/01/2017 to 12/31/2017	$13.05426	$14.58876	1,963,804
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99771	$9.09799	81,289
01/01/2012 to 12/31/2012	$9.09799	$9.89982	125,130
01/01/2013 to 12/31/2013	$9.89982	$10.67248	267,264
01/01/2014 to 12/31/2014	$10.67248	$10.88710	294,096
01/01/2015 to 12/31/2015	$10.88710	$10.26996	282,799
01/01/2016 to 12/31/2016	$10.26996	$10.68352	250,328
01/01/2017 to 12/31/2017	$10.68352	$11.70097	177,001
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99771	$10.41997	15,867
01/01/2014 to 12/31/2014	$10.41997	$10.49600	87,856
01/01/2015 to 12/31/2015	$10.49600	$10.23519	96,652
01/01/2016 to 12/31/2016	$10.23519	$10.58628	50,089
01/01/2017 to 04/28/2017	$10.58628	$10.92310	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.44871	$10.27474	1,831,410
01/01/2009 to 12/31/2009	$10.27474	$11.01446	1,839,963
01/01/2010 to 12/31/2010	$11.01446	$11.12920	1,801,999
01/01/2011 to 12/31/2011	$11.12920	$11.06717	1,557,369
01/01/2012 to 12/31/2012	$11.06717	$11.26756	1,546,186
01/01/2013 to 12/31/2013	$11.26756	$10.71938	1,700,904
01/01/2014 to 12/31/2014	$10.71938	$10.41459	1,567,653
01/01/2015 to 12/31/2015	$10.41459	$10.17709	973,454
01/01/2016 to 12/31/2016	$10.17709	$10.05995	891,917
01/01/2017 to 12/31/2017	$10.05995	$9.95073	844,124
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.68542	$10.15674	1,054,793
01/01/2009 to 12/31/2009	$10.15674	$11.50992	1,375,344
01/01/2010 to 12/31/2010	$11.50992	$12.05731	1,368,149
01/01/2011 to 12/31/2011	$12.05731	$12.09904	1,237,359
01/01/2012 to 12/31/2012	$12.09904	$12.86252	1,205,692
01/01/2013 to 12/31/2013	$12.86252	$12.27900	1,228,731
01/01/2014 to 12/31/2014	$12.27900	$12.44660	1,123,157
01/01/2015 to 12/31/2015	$12.44660	$11.84916	832,032
01/01/2016 to 12/31/2016	$11.84916	$12.01136	662,671
01/01/2017 to 12/31/2017	$12.01136	$12.19152	529,858
AST Bond Portfolio 2015
05/01/2009* to 12/31/2009	$9.96384	$9.94232	0
01/01/2010 to 12/31/2010	$9.94232	$10.57611	0
01/01/2011 to 12/31/2011	$10.57611	$10.94436	0
01/01/2012 to 12/31/2012	$10.94436	$10.96407	0
01/01/2013 to 12/31/2013	$10.96407	$10.62730	0
01/01/2014 to 12/31/2014	$10.62730	$10.32362	0
01/01/2015 to 12/31/2015	$10.32362	$10.00924	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93801	$9.56417	11,040
01/01/2010 to 12/31/2010	$9.56417	$10.28493	93,883
01/01/2011 to 12/31/2011	$10.28493	$10.96689	178,433
01/01/2012 to 12/31/2012	$10.96689	$11.10883	108,948
01/01/2013 to 12/31/2013	$11.10883	$10.72899	28,036
01/01/2014 to 12/31/2014	$10.72899	$10.48203	16,438
01/01/2015 to 12/31/2015	$10.48203	$10.17029	7,772
01/01/2016 to 12/31/2016	$10.17029	$9.93699	0
01/01/2017 to 01/03/2017	$9.93699	$9.93122	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99694	$10.65873	100,923
01/01/2011 to 12/31/2011	$10.65873	$11.54882	236,487
01/01/2012 to 12/31/2012	$11.54882	$11.80562	144,668
01/01/2013 to 12/31/2013	$11.80562	$11.24473	69,492
01/01/2014 to 12/31/2014	$11.24473	$11.09173	13,383
01/01/2015 to 12/31/2015	$11.09173	$10.80457	16,024
01/01/2016 to 12/31/2016	$10.80457	$10.63004	20,114
01/01/2017 to 12/31/2017	$10.63004	$10.41461	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92244	$9.62981	0
01/01/2010 to 12/31/2010	$9.62981	$10.41266	0
01/01/2011 to 12/31/2011	$10.41266	$11.50217	498,352
01/01/2012 to 12/31/2012	$11.50217	$11.82482	460,033
01/01/2013 to 12/31/2013	$11.82482	$11.13822	257,578
01/01/2014 to 12/31/2014	$11.13822	$11.12032	124,401
01/01/2015 to 12/31/2015	$11.12032	$10.90210	92,835
01/01/2016 to 12/31/2016	$10.90210	$10.77350	89,656
01/01/2017 to 12/31/2017	$10.77350	$10.55259	73,815
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90522	$9.53108	0
01/01/2010 to 12/31/2010	$9.53108	$10.32211	0
01/01/2011 to 12/31/2011	$10.32211	$11.64231	0
01/01/2012 to 12/31/2012	$11.64231	$11.98497	59,662
01/01/2013 to 12/31/2013	$11.98497	$11.09222	78,240
01/01/2014 to 12/31/2014	$11.09222	$11.24724	69,633
01/01/2015 to 12/31/2015	$11.24724	$11.05517	58,478
01/01/2016 to 12/31/2016	$11.05517	$10.90740	53,779
01/01/2017 to 12/31/2017	$10.90740	$10.68891	40,635
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88393	$9.20749	0
01/01/2010 to 12/31/2010	$9.20749	$10.01484	5,662
01/01/2011 to 12/31/2011	$10.01484	$11.55914	0
01/01/2012 to 12/31/2012	$11.55914	$11.95107	0
01/01/2013 to 12/31/2013	$11.95107	$10.86504	109,437
01/01/2014 to 12/31/2014	$10.86504	$11.21704	65,693
01/01/2015 to 12/31/2015	$11.21704	$11.07521	58,152
01/01/2016 to 12/31/2016	$11.07521	$10.98201	41,596
01/01/2017 to 12/31/2017	$10.98201	$10.77524	10,714

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99694	$10.90190	6,485
01/01/2011 to 12/31/2011	$10.90190	$12.75521	220,611
01/01/2012 to 12/31/2012	$12.75521	$13.24653	156,242
01/01/2013 to 12/31/2013	$13.24653	$11.98037	90,399
01/01/2014 to 12/31/2014	$11.98037	$12.54585	257,222
01/01/2015 to 12/31/2015	$12.54585	$12.41840	287,236
01/01/2016 to 12/31/2016	$12.41840	$12.32330	239,037
01/01/2017 to 12/31/2017	$12.32330	$12.17460	146,724
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99771	$11.90464	115,924
01/01/2012 to 12/31/2012	$11.90464	$12.25361	137,718
01/01/2013 to 12/31/2013	$12.25361	$10.75527	59,143
01/01/2014 to 12/31/2014	$10.75527	$11.54418	30,413
01/01/2015 to 12/31/2015	$11.54418	$11.46210	107,088
01/01/2016 to 12/31/2016	$11.46210	$11.35124	89,716
01/01/2017 to 12/31/2017	$11.35124	$11.21311	58,756
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99695	$10.29814	0
01/01/2013 to 12/31/2013	$10.29814	$8.99349	76,269
01/01/2014 to 12/31/2014	$8.99349	$9.84987	41,706
01/01/2015 to 12/31/2015	$9.84987	$9.83846	7,287
01/01/2016 to 12/31/2016	$9.83846	$9.75135	11,160
01/01/2017 to 12/31/2017	$9.75135	$9.64468	14,057
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99847	$8.66486	61,032
01/01/2014 to 12/31/2014	$8.66486	$9.65617	79,286
01/01/2015 to 12/31/2015	$9.65617	$9.65740	1,172
01/01/2016 to 12/31/2016	$9.65740	$9.57144	0
01/01/2017 to 12/31/2017	$9.57144	$9.46556	9,361
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99847	$11.19362	18,935
01/01/2015 to 12/31/2015	$11.19362	$11.10340	158,105
01/01/2016 to 12/31/2016	$11.10340	$11.06565	6,233
01/01/2017 to 12/31/2017	$11.06565	$10.95909	5,253
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99847	$9.84167	46,423
01/01/2016 to 12/31/2016	$9.84167	$9.77040	114,487
01/01/2017 to 12/31/2017	$9.77040	$9.73247	102,457
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99695	$9.78417	116,448
01/01/2017 to 12/31/2017	$9.78417	$9.77132	100,892
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99694	$9.93970	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14448	$10.28521	0
01/01/2010 to 12/31/2010	$10.28521	$11.37529	8,757
01/01/2011 to 12/31/2011	$11.37529	$10.41330	2,019
01/01/2012 to 12/31/2012	$10.41330	$11.46652	2,084
01/01/2013 to 12/31/2013	$11.46652	$14.65621	2,963
01/01/2014 to 12/31/2014	$14.65621	$15.71628	2,781
01/01/2015 to 12/31/2015	$15.71628	$14.55582	104
01/01/2016 to 12/31/2016	$14.55582	$16.10228	0
01/01/2017 to 04/28/2017	$16.10228	$16.62058	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.79442	$7.46225	22,886,838
01/01/2009 to 12/31/2009	$7.46225	$9.09530	21,369,395
01/01/2010 to 12/31/2010	$9.09530	$10.02846	20,534,825
01/01/2011 to 12/31/2011	$10.02846	$9.51643	18,278,067
01/01/2012 to 12/31/2012	$9.51643	$10.52427	17,046,081
01/01/2013 to 12/31/2013	$10.52427	$12.55621	16,964,011
01/01/2014 to 12/31/2014	$12.55621	$13.06506	15,797,304
01/01/2015 to 12/31/2015	$13.06506	$12.77351	13,282,736
01/01/2016 to 12/31/2016	$12.77351	$13.27241	8,995,347
01/01/2017 to 12/31/2017	$13.27241	$15.21776	5,753,421
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99771	$11.55149	1,569
01/01/2014 to 12/31/2014	$11.55149	$12.76281	1,168
01/01/2015 to 12/31/2015	$12.76281	$11.96851	561
01/01/2016 to 12/31/2016	$11.96851	$13.37403	768
01/01/2017 to 12/31/2017	$13.37403	$15.40114	506
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.32711	$7.78533	21,023
01/01/2009 to 12/31/2009	$7.78533	$9.98844	28,425
01/01/2010 to 12/31/2010	$9.98844	$12.50117	23,414
01/01/2011 to 12/31/2011	$12.50117	$12.95936	16,257
01/01/2012 to 12/31/2012	$12.95936	$14.53663	17,946
01/01/2013 to 12/31/2013	$14.53663	$14.57979	13,982
01/01/2014 to 12/31/2014	$14.57979	$18.56231	11,305
01/01/2015 to 12/31/2015	$18.56231	$18.92641	7,660
01/01/2016 to 12/31/2016	$18.92641	$19.29379	4,187
01/01/2017 to 12/31/2017	$19.29379	$19.93654	1,537
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.25847	$8.43093	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99771	$9.61528	26,599
01/01/2014 to 12/31/2014	$9.61528	$9.82794	112,193
01/01/2015 to 12/31/2015	$9.82794	$9.54829	211,487
01/01/2016 to 12/31/2016	$9.54829	$9.71067	157,709
01/01/2017 to 04/28/2017	$9.71067	$9.87592	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.98557	$7.06973	170,502
01/01/2009 to 12/31/2009	$7.06973	$8.33501	142,867
01/01/2010 to 12/31/2010	$8.33501	$9.18592	189,668
01/01/2011 to 12/31/2011	$9.18592	$8.71300	335,020
01/01/2012 to 12/31/2012	$8.71300	$9.62837	316,539
01/01/2013 to 12/31/2013	$9.62837	$11.16380	286,184
01/01/2014 to 12/31/2014	$11.16380	$11.47765	278,816
01/01/2015 to 10/16/2015	$11.47765	$11.34785	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.07032	$7.05268	4,724,451
01/01/2009 to 12/31/2009	$7.05268	$8.49459	4,989,521
01/01/2010 to 12/31/2010	$8.49459	$9.44776	4,449,367
01/01/2011 to 12/31/2011	$9.44776	$9.05015	3,957,348
01/01/2012 to 12/31/2012	$9.05015	$9.73684	3,825,117
01/01/2013 to 12/31/2013	$9.73684	$10.86685	3,572,852
01/01/2014 to 12/31/2014	$10.86685	$10.90107	3,240,509
01/01/2015 to 12/31/2015	$10.90107	$10.70639	2,853,845
01/01/2016 to 12/31/2016	$10.70639	$10.85561	1,731,350
01/01/2017 to 12/31/2017	$10.85561	$12.29705	1,099,723

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99771	$7.43484	36,314
01/01/2009 to 11/13/2009	$7.43484	$8.23456	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.66667	699,627
01/01/2013 to 12/31/2013	$10.66667	$12.91205	717,339
01/01/2014 to 12/31/2014	$12.91205	$12.95603	609,559
01/01/2015 to 10/16/2015	$12.95603	$12.30420	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99771	$10.73396	397,081
01/01/2014 to 12/31/2014	$10.73396	$10.70590	571,123
01/01/2015 to 10/16/2015	$10.70590	$10.12834	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17439	$6.08218	0
01/01/2009 to 12/31/2009	$6.08218	$7.99105	169
01/01/2010 to 12/31/2010	$7.99105	$9.34126	1,069
01/01/2011 to 12/31/2011	$9.34126	$8.62695	41
01/01/2012 to 12/31/2012	$8.62695	$10.63809	43
01/01/2013 to 12/31/2013	$10.63809	$10.79529	5,948
01/01/2014 to 12/31/2014	$10.79529	$11.96023	5,805
01/01/2015 to 12/31/2015	$11.96023	$11.62091	0
01/01/2016 to 12/31/2016	$11.62091	$11.40333	0
01/01/2017 to 12/31/2017	$11.40333	$12.29795	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.63998	$7.34190	0
01/01/2009 to 12/31/2009	$7.34190	$10.66719	23,102
01/01/2010 to 12/31/2010	$10.66719	$11.44116	2,702
01/01/2011 to 12/31/2011	$11.44116	$10.68674	515
01/01/2012 to 12/31/2012	$10.68674	$12.44648	504
01/01/2013 to 12/31/2013	$12.44648	$15.70411	271
01/01/2014 to 02/07/2014	$15.70411	$15.43114	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.85905	$6.83984	3,921,585
01/01/2009 to 12/31/2009	$6.83984	$7.92816	3,736,575
01/01/2010 to 12/31/2010	$7.92816	$8.70377	3,487,393
01/01/2011 to 12/31/2011	$8.70377	$7.99763	3,233,607
01/01/2012 to 12/31/2012	$7.99763	$9.30695	2,781,572
01/01/2013 to 12/31/2013	$9.30695	$12.08707	2,381,248
01/01/2014 to 12/31/2014	$12.08707	$13.29843	2,021,596
01/01/2015 to 12/31/2015	$13.29843	$12.33496	1,433,813
01/01/2016 to 12/31/2016	$12.33496	$13.38124	1,207,006
01/01/2017 to 12/31/2017	$13.38124	$14.28278	1,040,184
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.57233	$7.23870	455,277
01/01/2009 to 12/31/2009	$7.23870	$11.05904	368,594
01/01/2010 to 12/31/2010	$11.05904	$12.88737	333,876
01/01/2011 to 12/31/2011	$12.88737	$12.16040	300,190
01/01/2012 to 12/31/2012	$12.16040	$14.14502	254,265
01/01/2013 to 12/31/2013	$14.14502	$18.18456	223,560
01/01/2014 to 12/31/2014	$18.18456	$19.72308	197,236
01/01/2015 to 12/31/2015	$19.72308	$18.09010	115,588
01/01/2016 to 12/31/2016	$18.09010	$17.88318	106,365
01/01/2017 to 12/31/2017	$17.88318	$22.10474	78,048

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.15504	$7.48580	173,075
01/01/2009 to 12/31/2009	$7.48580	$8.98223	605,824
01/01/2010 to 12/31/2010	$8.98223	$9.74838	587,582
01/01/2011 to 12/31/2011	$9.74838	$9.43274	521,789
01/01/2012 to 12/31/2012	$9.43274	$10.10208	479,505
01/01/2013 to 12/31/2013	$10.10208	$10.78921	481,553
01/01/2014 to 12/31/2014	$10.78921	$10.91660	427,332
01/01/2015 to 12/31/2015	$10.91660	$10.51987	382,885
01/01/2016 to 12/31/2016	$10.51987	$10.76901	320,212
01/01/2017 to 12/31/2017	$10.76901	$11.76015	286,551
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.00312	$7.85000	300
01/01/2009 to 12/31/2009	$7.85000	$9.68368	6,717
01/01/2010 to 12/31/2010	$9.68368	$11.93832	11,846
01/01/2011 to 12/31/2011	$11.93832	$11.76172	7,042
01/01/2012 to 12/31/2012	$11.76172	$13.23238	7,306
01/01/2013 to 12/31/2013	$13.23238	$17.86358	11,885
01/01/2014 to 12/31/2014	$17.86358	$18.62287	13,324
01/01/2015 to 12/31/2015	$18.62287	$17.11571	1,116
01/01/2016 to 12/31/2016	$17.11571	$20.69331	804
01/01/2017 to 12/31/2017	$20.69331	$22.57885	1,066
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.38407	$10.35183	66,488
01/01/2009 to 12/31/2009	$10.35183	$10.09198	234,920
01/01/2010 to 12/31/2010	$10.09198	$9.81677	137,154
01/01/2011 to 12/31/2011	$9.81677	$9.54946	472,914
01/01/2012 to 12/31/2012	$9.54946	$9.28705	104,195
01/01/2013 to 12/31/2013	$9.28705	$9.03167	74,694
01/01/2014 to 12/31/2014	$9.03167	$8.78328	77,006
01/01/2015 to 12/31/2015	$8.78328	$8.54174	51,457
01/01/2016 to 12/31/2016	$8.54174	$8.30743	38,075
01/01/2017 to 12/31/2017	$8.30743	$8.10722	30,679
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.44649	$7.56409	612
01/01/2009 to 12/31/2009	$7.56409	$9.97157	3,635
01/01/2010 to 12/31/2010	$9.97157	$11.00659	11,027
01/01/2011 to 12/31/2011	$11.00659	$11.04415	16,943
01/01/2012 to 12/31/2012	$11.04415	$12.23009	15,860
01/01/2013 to 12/31/2013	$12.23009	$12.74786	15,027
01/01/2014 to 12/31/2014	$12.74786	$12.71448	14,285
01/01/2015 to 12/31/2015	$12.71448	$11.92417	8,506
01/01/2016 to 12/31/2016	$11.92417	$13.38261	5,191
01/01/2017 to 12/31/2017	$13.38261	$13.98805	4,283
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.36752	$6.46786	711,595
01/01/2009 to 12/31/2009	$6.46786	$7.51236	619,447
01/01/2010 to 12/31/2010	$7.51236	$8.26729	561,803
01/01/2011 to 12/31/2011	$8.26729	$7.70399	505,503
01/01/2012 to 12/31/2012	$7.70399	$8.75680	516,662
01/01/2013 to 12/31/2013	$8.75680	$11.91079	481,491
01/01/2014 to 12/31/2014	$11.91079	$13.17567	433,833
01/01/2015 to 12/31/2015	$13.17567	$11.80925	321,668
01/01/2016 to 12/31/2016	$11.80925	$13.76921	270,301
01/01/2017 to 12/31/2017	$13.76921	$15.96190	188,443

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$15.23165	$7.37150	2,040,211
01/01/2009 to 12/31/2009	$7.37150	$9.69857	1,756,999
01/01/2010 to 12/31/2010	$9.69857	$10.79942	1,629,992
01/01/2011 to 12/31/2011	$10.79942	$9.14534	1,618,582
01/01/2012 to 12/31/2012	$9.14534	$10.70484	1,397,860
01/01/2013 to 12/31/2013	$10.70484	$12.39448	1,356,634
01/01/2014 to 12/31/2014	$12.39448	$11.38769	1,358,426
01/01/2015 to 12/31/2015	$11.38769	$11.42312	774,897
01/01/2016 to 12/31/2016	$11.42312	$10.68990	738,154
01/01/2017 to 12/31/2017	$10.68990	$14.08012	540,054
AST International Value Portfolio
01/01/2008 to 12/31/2008	$15.06347	$8.20268	224,154
01/01/2009 to 12/31/2009	$8.20268	$10.41008	236,523
01/01/2010 to 12/31/2010	$10.41008	$11.24607	211,511
01/01/2011 to 12/31/2011	$11.24607	$9.56462	184,715
01/01/2012 to 12/31/2012	$9.56462	$10.85232	187,032
01/01/2013 to 12/31/2013	$10.85232	$12.60847	191,458
01/01/2014 to 12/31/2014	$12.60847	$11.43972	176,058
01/01/2015 to 12/31/2015	$11.43972	$11.21606	155,404
01/01/2016 to 12/31/2016	$11.21606	$10.97164	129,260
01/01/2017 to 12/31/2017	$10.97164	$13.10520	99,047
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.17498	$6.85696	219,525
01/01/2009 to 12/31/2009	$6.85696	$8.44669	480,661
01/01/2010 to 12/31/2010	$8.44669	$9.34959	357,471
01/01/2011 to 12/31/2011	$9.34959	$9.04125	442,021
01/01/2012 to 12/31/2012	$9.04125	$9.98650	451,421
01/01/2013 to 12/31/2013	$9.98650	$11.29324	494,161
01/01/2014 to 12/31/2014	$11.29324	$11.68169	423,827
01/01/2015 to 12/31/2015	$11.68169	$11.24142	337,688
01/01/2016 to 12/31/2016	$11.24142	$11.50336	302,258
01/01/2017 to 12/31/2017	$11.50336	$13.08487	200,091
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.41439	$7.64682	156,046
01/01/2009 to 12/31/2009	$7.64682	$10.10498	131,776
01/01/2010 to 12/31/2010	$10.10498	$10.53189	115,802
01/01/2011 to 12/31/2011	$10.53189	$9.30539	108,976
01/01/2012 to 12/31/2012	$9.30539	$11.03184	95,646
01/01/2013 to 12/31/2013	$11.03184	$12.37660	86,508
01/01/2014 to 12/31/2014	$12.37660	$11.27002	87,427
01/01/2015 to 12/31/2015	$11.27002	$10.65375	42,225
01/01/2016 to 12/31/2016	$10.65375	$10.56164	37,755
01/01/2017 to 12/31/2017	$10.56164	$13.31595	25,050
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.27742	$9.03512	2,783,277
01/01/2009 to 12/31/2009	$9.03512	$10.72146	2,224,281
01/01/2010 to 12/31/2010	$10.72146	$11.18985	1,988,412
01/01/2011 to 12/31/2011	$11.18985	$10.90803	1,688,955
01/01/2012 to 12/31/2012	$10.90803	$11.74470	1,693,869
01/01/2013 to 12/31/2013	$11.74470	$12.68186	1,546,284
01/01/2014 to 12/31/2014	$12.68186	$13.00508	1,427,522
01/01/2015 to 12/31/2015	$13.00508	$12.62426	1,192,242
01/01/2016 to 12/31/2016	$12.62426	$12.74913	953,647
01/01/2017 to 12/31/2017	$12.74913	$13.90512	669,027

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08310	$10.27541	935
01/01/2010 to 12/31/2010	$10.27541	$11.12386	19,360
01/01/2011 to 12/31/2011	$11.12386	$10.89012	677
01/01/2012 to 12/31/2012	$10.89012	$12.19850	1,274
01/01/2013 to 12/31/2013	$12.19850	$16.19247	754
01/01/2014 to 12/31/2014	$16.19247	$17.24384	585
01/01/2015 to 12/31/2015	$17.24384	$18.55291	3,963
01/01/2016 to 12/31/2016	$18.55291	$17.77964	1,509
01/01/2017 to 12/31/2017	$17.77964	$23.48810	834
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.59515	$6.90052	4,155,036
01/01/2009 to 12/31/2009	$6.90052	$8.70780	3,679,697
01/01/2010 to 12/31/2010	$8.70780	$10.14122	3,268,952
01/01/2011 to 12/31/2011	$10.14122	$9.77273	2,896,966
01/01/2012 to 12/31/2012	$9.77273	$10.66921	2,645,643
01/01/2013 to 12/31/2013	$10.66921	$14.17478	2,265,220
01/01/2014 to 12/31/2014	$14.17478	$15.24484	1,976,476
01/01/2015 to 12/31/2015	$15.24484	$16.31893	1,086,498
01/01/2016 to 12/31/2016	$16.31893	$16.75636	947,214
01/01/2017 to 12/31/2017	$16.75636	$21.67340	689,574
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.85945	$8.10499	917,378
01/01/2009 to 12/31/2009	$8.10499	$10.60977	769,735
01/01/2010 to 12/31/2010	$10.60977	$11.70237	687,638
01/01/2011 to 12/31/2011	$11.70237	$12.53881	544,117
01/01/2012 to 12/31/2012	$12.53881	$12.91655	540,532
01/01/2013 to 12/31/2013	$12.91655	$12.30996	584,662
01/01/2014 to 12/31/2014	$12.30996	$12.73641	508,354
01/01/2015 to 12/31/2015	$12.73641	$12.31383	297,760
01/01/2016 to 12/31/2016	$12.31383	$12.28766	270,951
01/01/2017 to 12/31/2017	$12.28766	$12.35136	256,320
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.35080	$8.57011	1,149
01/01/2009 to 12/31/2009	$8.57011	$10.96039	33,124
01/01/2010 to 12/31/2010	$10.96039	$11.94327	11,249
01/01/2011 to 12/31/2011	$11.94327	$11.25154	5,180
01/01/2012 to 12/31/2012	$11.25154	$13.46685	4,869
01/01/2013 to 12/31/2013	$13.46685	$16.71585	9,854
01/01/2014 to 12/31/2014	$16.71585	$16.84634	9,633
01/01/2015 to 12/31/2015	$16.84634	$16.14300	2,960
01/01/2016 to 12/31/2016	$16.14300	$16.81672	5,907
01/01/2017 to 12/31/2017	$16.81672	$20.25487	1,713
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.72591	$7.88281	336,505
01/01/2009 to 12/31/2009	$7.88281	$9.52928	373,427
01/01/2010 to 12/31/2010	$9.52928	$10.45223	344,635
01/01/2011 to 12/31/2011	$10.45223	$10.10496	305,235
01/01/2012 to 12/31/2012	$10.10496	$11.50545	275,846
01/01/2013 to 12/31/2013	$11.50545	$15.29640	230,780
01/01/2014 to 12/31/2014	$15.29640	$16.17140	205,929
01/01/2015 to 12/31/2015	$16.17140	$16.86363	125,059
01/01/2016 to 12/31/2016	$16.86363	$16.71453	100,411
01/01/2017 to 12/31/2017	$16.71453	$21.24837	73,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99771	$10.15434	0
01/01/2013 to 12/31/2013	$10.15434	$13.28266	130
01/01/2014 to 12/31/2014	$13.28266	$14.23729	369
01/01/2015 to 12/31/2015	$14.23729	$13.74561	1,537
01/01/2016 to 12/31/2016	$13.74561	$15.16601	1,538
01/01/2017 to 12/31/2017	$15.16601	$17.30783	1,046
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02762	$10.05125	0
01/01/2012 to 12/31/2012	$10.05125	$10.25066	734
01/01/2013 to 12/31/2013	$10.25066	$9.68631	466
01/01/2014 to 12/31/2014	$9.68631	$9.90508	0
01/01/2015 to 10/16/2015	$9.90508	$9.79076	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.80454	$8.17972	13,098
01/01/2009 to 12/31/2009	$8.17972	$10.32447	15,142
01/01/2010 to 12/31/2010	$10.32447	$12.92022	17,341
01/01/2011 to 12/31/2011	$12.92022	$12.77741	13,465
01/01/2012 to 12/31/2012	$12.77741	$13.96413	11,418
01/01/2013 to 12/31/2013	$13.96413	$18.00884	11,645
01/01/2014 to 12/31/2014	$18.00884	$18.90412	10,945
01/01/2015 to 10/16/2015	$18.90412	$19.21321	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.36016	$6.90664	0
01/01/2009 to 12/31/2009	$6.90664	$8.23228	4,451
01/01/2010 to 12/31/2010	$8.23228	$9.62868	4,271
01/01/2011 to 04/29/2011	$9.62868	$10.76060	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.65359	$6.54354	807,471
01/01/2009 to 12/31/2009	$6.54354	$8.95019	660,293
01/01/2010 to 12/31/2010	$8.95019	$10.74418	566,838
01/01/2011 to 12/31/2011	$10.74418	$10.18961	505,579
01/01/2012 to 12/31/2012	$10.18961	$11.60622	442,637
01/01/2013 to 12/31/2013	$11.60622	$16.02878	357,274
01/01/2014 to 12/31/2014	$16.02878	$17.80940	300,828
01/01/2015 to 12/31/2015	$17.80940	$16.34327	174,576
01/01/2016 to 12/31/2016	$16.34327	$18.79252	141,103
01/01/2017 to 12/31/2017	$18.79252	$20.79750	123,464
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.24525	114,505
01/01/2013 to 12/31/2013	$10.24525	$11.84816	166,074
01/01/2014 to 12/31/2014	$11.84816	$12.11446	193,362
01/01/2015 to 12/31/2015	$12.11446	$11.63504	139,684
01/01/2016 to 12/31/2016	$11.63504	$11.80493	113,845
01/01/2017 to 12/31/2017	$11.80493	$13.37481	103,152
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10045	$5.54542	0
01/01/2009 to 12/31/2009	$5.54542	$8.98003	5,582
01/01/2010 to 12/31/2010	$8.98003	$10.67821	14,634
01/01/2011 to 12/31/2011	$10.67821	$8.27962	5,061
01/01/2012 to 12/31/2012	$8.27962	$9.49516	1,147
01/01/2013 to 12/31/2013	$9.49516	$9.25458	707
01/01/2014 to 12/31/2014	$9.25458	$8.57855	281
01/01/2015 to 12/31/2015	$8.57855	$6.94698	89
01/01/2016 to 12/31/2016	$6.94698	$7.59154	68
01/01/2017 to 12/31/2017	$7.59154	$9.33094	10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.13156	$8.71593	6,872,223
01/01/2009 to 12/31/2009	$8.71593	$10.17466	6,225,654
01/01/2010 to 12/31/2010	$10.17466	$10.94104	7,022,300
01/01/2011 to 12/31/2011	$10.94104	$10.74672	6,797,345
01/01/2012 to 12/31/2012	$10.74672	$11.53484	7,065,435
01/01/2013 to 12/31/2013	$11.53484	$12.25103	5,762,890
01/01/2014 to 12/31/2014	$12.25103	$12.60227	5,042,278
01/01/2015 to 12/31/2015	$12.60227	$12.27329	4,207,032
01/01/2016 to 12/31/2016	$12.27329	$12.59605	2,965,097
01/01/2017 to 12/31/2017	$12.59605	$13.49162	2,112,758
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01763	$10.05117	0
01/01/2012 to 12/31/2012	$10.05117	$10.46916	6,357
01/01/2013 to 12/31/2013	$10.46916	$9.94579	731
01/01/2014 to 12/31/2014	$9.94579	$10.25860	4,138
01/01/2015 to 12/31/2015	$10.25860	$9.94976	1,223
01/01/2016 to 12/31/2016	$9.94976	$10.08414	1,445
01/01/2017 to 12/31/2017	$10.08414	$10.36371	1,013
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.25585	$6.48968	6,453,177
01/01/2009 to 12/31/2009	$6.48968	$7.95062	6,777,176
01/01/2010 to 12/31/2010	$7.95062	$9.20281	6,943,038
01/01/2011 to 12/31/2011	$9.20281	$8.39401	6,149,329
01/01/2012 to 12/31/2012	$8.39401	$9.21743	5,860,428
01/01/2013 to 12/31/2013	$9.21743	$10.49027	5,588,507
01/01/2014 to 12/31/2014	$10.49027	$11.14011	5,348,893
01/01/2015 to 12/31/2015	$11.14011	$10.76734	5,037,966
01/01/2016 to 12/31/2016	$10.76734	$11.52904	3,793,917
01/01/2017 to 12/31/2017	$11.52904	$13.01785	2,844,059
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99771	$11.58769	0
01/01/2014 to 12/31/2014	$11.58769	$12.98670	0
01/01/2015 to 12/31/2015	$12.98670	$12.82448	0
01/01/2016 to 12/31/2016	$12.82448	$13.82666	0
01/01/2017 to 12/31/2017	$13.82666	$16.32694	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.20185	$6.67571	1,642
01/01/2009 to 12/31/2009	$6.67571	$7.90892	1,562
01/01/2010 to 12/31/2010	$7.90892	$8.84913	1,465
01/01/2011 to 12/31/2011	$8.84913	$8.90376	1,332
01/01/2012 to 12/31/2012	$8.90376	$10.28672	2,969
01/01/2013 to 12/31/2013	$10.28672	$13.24795	7,138
01/01/2014 to 12/31/2014	$13.24795	$15.10149	6,340
01/01/2015 to 12/31/2015	$15.10149	$15.13842	2,806
01/01/2016 to 12/31/2016	$15.13842	$16.90901	1,488
01/01/2017 to 12/31/2017	$16.90901	$20.10481	1,210
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.83297	4,084
01/01/2012 to 12/31/2012	$8.83297	$9.71986	3,027
01/01/2013 to 12/31/2013	$9.71986	$11.56990	4,469
01/01/2014 to 12/31/2014	$11.56990	$11.98312	8,758
01/01/2015 to 12/31/2015	$11.98312	$11.67109	37,202
01/01/2016 to 12/31/2016	$11.67109	$12.06855	18,938
01/01/2017 to 12/31/2017	$12.06855	$13.87272	16,068

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.02547	$7.06283	546,227
01/01/2009 to 12/31/2009	$7.06283	$8.47506	612,794
01/01/2010 to 12/31/2010	$8.47506	$9.22445	678,507
01/01/2011 to 12/31/2011	$9.22445	$8.80826	704,346
01/01/2012 to 12/31/2012	$8.80826	$9.44643	716,857
01/01/2013 to 12/31/2013	$9.44643	$10.32950	611,026
01/01/2014 to 12/31/2014	$10.32950	$10.56180	558,165
01/01/2015 to 12/31/2015	$10.56180	$10.25435	889,076
01/01/2016 to 12/31/2016	$10.25435	$10.45331	667,004
01/01/2017 to 12/31/2017	$10.45331	$11.81697	437,629
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.49050	$7.23973	238,666
01/01/2009 to 12/31/2009	$7.23973	$8.93104	306,220
01/01/2010 to 12/31/2010	$8.93104	$9.93136	431,763
01/01/2011 to 12/31/2011	$9.93136	$9.42801	485,563
01/01/2012 to 12/31/2012	$9.42801	$10.62634	610,855
01/01/2013 to 12/31/2013	$10.62634	$12.20051	685,399
01/01/2014 to 12/31/2014	$12.20051	$12.50964	650,746
01/01/2015 to 12/31/2015	$12.50964	$12.09961	1,188,807
01/01/2016 to 12/31/2016	$12.09961	$12.57001	900,157
01/01/2017 to 04/28/2017	$12.57001	$13.02771	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.54620	$7.83837	302,212
01/01/2009 to 12/31/2009	$7.83837	$9.71260	918,973
01/01/2010 to 12/31/2010	$9.71260	$10.56144	1,157,010
01/01/2011 to 12/31/2011	$10.56144	$9.92427	1,126,904
01/01/2012 to 12/31/2012	$9.92427	$10.72581	973,027
01/01/2013 to 12/31/2013	$10.72581	$11.93301	859,531
01/01/2014 to 12/31/2014	$11.93301	$11.95716	799,490
01/01/2015 to 10/16/2015	$11.95716	$11.52699	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.89372	$7.00996	886,512
01/01/2009 to 12/31/2009	$7.00996	$9.04381	783,199
01/01/2010 to 12/31/2010	$9.04381	$11.65797	644,217
01/01/2011 to 12/31/2011	$11.65797	$9.85116	634,564
01/01/2012 to 12/31/2012	$9.85116	$11.50282	540,643
01/01/2013 to 12/31/2013	$11.50282	$15.75213	448,885
01/01/2014 to 12/31/2014	$15.75213	$16.07579	409,582
01/01/2015 to 12/31/2015	$16.07579	$15.84237	240,597
01/01/2016 to 12/31/2016	$15.84237	$16.59396	206,283
01/01/2017 to 12/31/2017	$16.59396	$20.60789	159,070
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.79296	$7.45441	105,226
01/01/2009 to 12/31/2009	$7.45441	$9.70756	94,190
01/01/2010 to 12/31/2010	$9.70756	$12.87895	86,506
01/01/2011 to 12/31/2011	$12.87895	$12.40272	67,451
01/01/2012 to 12/31/2012	$12.40272	$13.52964	59,463
01/01/2013 to 12/31/2013	$13.52964	$17.78586	58,623
01/01/2014 to 12/31/2014	$17.78586	$17.95728	53,380
01/01/2015 to 12/31/2015	$17.95728	$17.60057	36,118
01/01/2016 to 12/31/2016	$17.60057	$19.18500	29,632
01/01/2017 to 12/31/2017	$19.18500	$23.12144	21,653

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.30363	$7.72580	1,085,374
01/01/2009 to 12/31/2009	$7.72580	$9.54197	986,424
01/01/2010 to 12/31/2010	$9.54197	$11.69195	834,033
01/01/2011 to 12/31/2011	$11.69195	$10.69129	755,910
01/01/2012 to 12/31/2012	$10.69129	$12.28493	673,282
01/01/2013 to 12/31/2013	$12.28493	$16.41575	564,952
01/01/2014 to 12/31/2014	$16.41575	$16.80545	511,358
01/01/2015 to 12/31/2015	$16.80545	$15.63889	314,313
01/01/2016 to 12/31/2016	$15.63889	$19.65171	237,210
01/01/2017 to 12/31/2017	$19.65171	$20.51707	198,448
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.60522	$8.35775	2,219,906
01/01/2009 to 12/31/2009	$8.35775	$10.08991	2,268,251
01/01/2010 to 12/31/2010	$10.08991	$10.94443	2,381,502
01/01/2011 to 12/31/2011	$10.94443	$10.85512	2,168,883
01/01/2012 to 12/31/2012	$10.85512	$11.98084	2,361,251
01/01/2013 to 12/31/2013	$11.98084	$13.61281	2,519,178
01/01/2014 to 12/31/2014	$13.61281	$14.01693	2,370,271
01/01/2015 to 12/31/2015	$14.01693	$13.63720	2,364,779
01/01/2016 to 12/31/2016	$13.63720	$14.26365	2,351,828
01/01/2017 to 12/31/2017	$14.26365	$16.00992	1,527,027
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.30608	$6.38950	571,504
01/01/2009 to 12/31/2009	$6.38950	$7.69250	533,127
01/01/2010 to 12/31/2010	$7.69250	$8.47182	487,723
01/01/2011 to 12/31/2011	$8.47182	$8.10423	434,285
01/01/2012 to 12/31/2012	$8.10423	$9.24050	432,573
01/01/2013 to 12/31/2013	$9.24050	$11.65423	410,411
01/01/2014 to 12/31/2014	$11.65423	$12.18005	369,441
01/01/2015 to 10/16/2015	$12.18005	$11.19215	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.98609	$7.50531	604,930
01/01/2009 to 12/31/2009	$7.50531	$11.19463	537,628
01/01/2010 to 12/31/2010	$11.19463	$12.60826	480,201
01/01/2011 to 12/31/2011	$12.60826	$12.05423	398,072
01/01/2012 to 12/31/2012	$12.05423	$13.78328	342,729
01/01/2013 to 12/31/2013	$13.78328	$19.30601	317,759
01/01/2014 to 12/31/2014	$19.30601	$20.34203	289,187
01/01/2015 to 12/31/2015	$20.34203	$21.67852	215,446
01/01/2016 to 12/31/2016	$21.67852	$21.65272	178,767
01/01/2017 to 12/31/2017	$21.65272	$29.03758	120,252
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.36544	$7.53946	32,734
01/01/2009 to 12/31/2009	$7.53946	$8.67084	94,318
01/01/2010 to 12/31/2010	$8.67084	$9.48175	97,851
01/01/2011 to 12/31/2011	$9.48175	$9.17609	66,863
01/01/2012 to 12/31/2012	$9.17609	$10.11918	59,984
01/01/2013 to 12/31/2013	$10.11918	$13.24887	57,459
01/01/2014 to 12/31/2014	$13.24887	$13.08521	53,964
01/01/2015 to 12/31/2015	$13.08521	$11.95365	43,176
01/01/2016 to 12/31/2016	$11.95365	$12.33812	32,204
01/01/2017 to 12/31/2017	$12.33812	$13.98610	30,233

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$17.90678	$8.70905	0
01/01/2009 to 12/31/2009	$8.70905	$12.64918	7,087
01/01/2010 to 12/31/2010	$12.64918	$14.81778	8,663
01/01/2011 to 12/31/2011	$14.81778	$12.26083	6,782
01/01/2012 to 12/31/2012	$12.26083	$12.35433	2,177
01/01/2013 to 12/31/2013	$12.35433	$13.86259	704
01/01/2014 to 12/31/2014	$13.86259	$12.35399	2,277
01/01/2015 to 12/31/2015	$12.35399	$9.70090	1,436
01/01/2016 to 12/31/2016	$9.70090	$11.75716	1,267
01/01/2017 to 12/31/2017	$11.75716	$12.61327	1,267
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.31681	$9.78879	548,544
01/01/2009 to 12/31/2009	$9.78879	$10.67294	574,127
01/01/2010 to 12/31/2010	$10.67294	$10.97562	590,706
01/01/2011 to 12/31/2011	$10.97562	$11.11461	493,366
01/01/2012 to 12/31/2012	$11.11461	$11.37326	476,186
01/01/2013 to 12/31/2013	$11.37326	$10.64538	580,606
01/01/2014 to 12/31/2014	$10.64538	$10.41024	567,601
01/01/2015 to 12/31/2015	$10.41024	$9.65638	302,540
01/01/2016 to 12/31/2016	$9.65638	$9.80071	275,804
01/01/2017 to 12/31/2017	$9.80071	$9.72644	263,813
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.38711	$6.85171	31,374
01/01/2009 to 12/31/2009	$6.85171	$9.25441	45,257
01/01/2010 to 12/31/2010	$9.25441	$11.12493	47,273
01/01/2011 to 12/31/2011	$11.12493	$10.44608	40,723
01/01/2012 to 12/31/2012	$10.44608	$12.02860	33,606
01/01/2013 to 12/31/2013	$12.02860	$15.48977	37,033
01/01/2014 to 12/31/2014	$15.48977	$17.31881	35,288
01/01/2015 to 12/31/2015	$17.31881	$15.72952	25,248
01/01/2016 to 12/31/2016	$15.72952	$17.43906	22,145
01/01/2017 to 12/31/2017	$17.43906	$20.10388	16,005
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.97230	$6.71446	0
01/01/2009 to 12/31/2009	$6.71446	$8.38633	96,451
01/01/2010 to 12/31/2010	$8.38633	$9.34957	45,397
01/01/2011 to 12/31/2011	$9.34957	$8.77863	134,227
01/01/2012 to 12/31/2012	$8.77863	$9.47645	161,285
01/01/2013 to 12/31/2013	$9.47645	$11.10550	466,868
01/01/2014 to 12/31/2014	$11.10550	$11.39462	548,801
01/01/2015 to 12/31/2015	$11.39462	$11.01111	473,966
01/01/2016 to 12/31/2016	$11.01111	$11.40774	415,108
01/01/2017 to 12/31/2017	$11.40774	$12.60313	342,745
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.96574	$9.18658	669,023
01/01/2009 to 12/31/2009	$9.18658	$9.97307	350,809
01/01/2010 to 12/31/2010	$9.97307	$10.45510	293,625
01/01/2011 to 12/31/2011	$10.45510	$10.78075	311,846
01/01/2012 to 12/31/2012	$10.78075	$11.30708	262,032
01/01/2013 to 12/31/2013	$11.30708	$10.83196	293,801
01/01/2014 to 12/31/2014	$10.83196	$11.29230	265,799
01/01/2015 to 12/31/2015	$11.29230	$11.11757	177,922
01/01/2016 to 12/31/2016	$11.11757	$11.36937	135,905
01/01/2017 to 12/31/2017	$11.36937	$11.75507	101,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.23159	$7.57474	0
01/01/2009 to 12/31/2009	$7.57474	$10.29655	615
01/01/2010 to 07/16/2010	$10.29655	$10.02193	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$14.60200	$8.30863	500
01/01/2009 to 12/31/2009	$8.30863	$9.36847	885
01/01/2010 to 07/16/2010	$9.36847	$8.84568	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$11.80616	$8.35862	0
01/01/2009 to 12/31/2009	$8.35862	$11.70289	20,953
01/01/2010 to 07/16/2010	$11.70289	$10.86680	0
First Trust Target Focus Four Portfolio
01/01/2008 to 12/31/2008	$10.14681	$5.54258	0
01/01/2009 to 12/31/2009	$5.54258	$6.94218	0
01/01/2010 to 12/31/2010	$6.94218	$8.03366	0
01/01/2011 to 12/31/2011	$8.03366	$6.96075	0
01/01/2012 to 12/31/2012	$6.96075	$7.70522	0
01/01/2013 to 12/31/2013	$7.70522	$9.82213	0
01/01/2014 to 04/25/2014	$9.82213	$10.09040	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07780	$6.59289	185,871
01/01/2009 to 12/31/2009	$6.59289	$8.33934	456,043
01/01/2010 to 12/31/2010	$8.33934	$8.94069	720,669
01/01/2011 to 12/31/2011	$8.94069	$8.54994	818,485
01/01/2012 to 09/21/2012	$8.54994	$9.50079	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$16.10195	$8.95953	0
01/01/2009 to 12/31/2009	$8.95953	$12.29106	3,434
01/01/2010 to 12/31/2010	$12.29106	$13.11568	3,295
01/01/2011 to 12/31/2011	$13.11568	$11.79985	0
01/01/2012 to 12/31/2012	$11.79985	$14.38576	0
01/01/2013 to 12/31/2013	$14.38576	$15.99714	0
01/01/2014 to 04/25/2014	$15.99714	$15.60099	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03241	$8.10729	0
01/01/2012 to 04/27/2012	$8.10729	$9.15702	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99267	$9.05277	0
01/01/2012 to 12/31/2012	$9.05277	$10.45164	0
01/01/2013 to 12/31/2013	$10.45164	$13.31907	5,778
01/01/2014 to 12/31/2014	$13.31907	$14.61442	5,935
01/01/2015 to 12/31/2015	$14.61442	$14.50622	5,935
01/01/2016 to 12/31/2016	$14.50622	$16.19835	5,753
01/01/2017 to 12/31/2017	$16.19835	$17.10509	5,753
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$13.32683	$6.72871	0
01/01/2009 to 12/31/2009	$6.72871	$9.32090	0
01/01/2010 to 12/31/2010	$9.32090	$11.22446	0
01/01/2011 to 04/29/2011	$11.22446	$12.45491	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$9.11943	$3.59622	0
01/01/2009 to 12/31/2009	$3.59622	$4.45647	6,325
01/01/2010 to 12/31/2010	$4.45647	$4.78106	5,778
01/01/2011 to 04/29/2011	$4.78106	$5.02522	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$12.31884	$8.55105	0
01/01/2009 to 12/31/2009	$8.55105	$10.61747	0
01/01/2010 to 12/31/2010	$10.61747	$10.87219	0
01/01/2011 to 12/31/2011	$10.87219	$10.99150	0
01/01/2012 to 12/31/2012	$10.99150	$12.92230	1,682
01/01/2013 to 12/31/2013	$12.92230	$17.66225	5,268
01/01/2014 to 12/31/2014	$17.66225	$20.55531	5,730
01/01/2015 to 12/31/2015	$20.55531	$20.62230	1,296
01/01/2016 to 12/31/2016	$20.62230	$17.75778	0
01/01/2017 to 12/31/2017	$17.75778	$20.00427	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04962	$9.69143	0
01/01/2013 to 12/31/2013	$9.69143	$12.91380	0
01/01/2014 to 12/31/2014	$12.91380	$13.56799	0
01/01/2015 to 12/31/2015	$13.56799	$13.35405	0
01/01/2016 to 12/31/2016	$13.35405	$13.08590	0
01/01/2017 to 12/31/2017	$13.08590	$15.58972	0
Invesco V.I. Technology Fund - Series I
01/01/2008 to 12/31/2008	$11.95450	$6.45133	0
01/01/2009 to 12/31/2009	$6.45133	$9.87523	0
01/01/2010 to 12/31/2010	$9.87523	$11.65020	0
01/01/2011 to 12/31/2011	$11.65020	$10.75770	0
01/01/2012 to 12/31/2012	$10.75770	$11.64120	0
01/01/2013 to 12/31/2013	$11.64120	$14.16778	0
01/01/2014 to 12/31/2014	$14.16778	$15.30092	0
01/01/2015 to 12/31/2015	$15.30092	$15.89424	0
01/01/2016 to 12/31/2016	$15.89424	$15.34137	0
01/01/2017 to 12/31/2017	$15.34137	$20.16316	0
NASDAQ Target 15 Portfolio
01/01/2008 to 12/31/2008	$13.49984	$6.44682	0
01/01/2009 to 12/31/2009	$6.44682	$7.33159	0
01/01/2010 to 12/31/2010	$7.33159	$9.29635	0
01/01/2011 to 12/31/2011	$9.29635	$9.15837	0
01/01/2012 to 12/31/2012	$9.15837	$10.06313	0
01/01/2013 to 12/31/2013	$10.06313	$14.56466	0
01/01/2014 to 04/25/2014	$14.56466	$14.46099	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$21.82742	$8.94425	789
01/01/2009 to 12/31/2009	$8.94425	$14.11121	11,746
01/01/2010 to 12/31/2010	$14.11121	$15.93875	7,649
01/01/2011 to 12/31/2011	$15.93875	$12.02783	1,117
01/01/2012 to 12/31/2012	$12.02783	$13.65931	2,525
01/01/2013 to 12/31/2013	$13.65931	$13.28794	946
01/01/2014 to 12/31/2014	$13.28794	$12.16678	1,045
01/01/2015 to 12/31/2015	$12.16678	$9.90107	1,217
01/01/2016 to 08/05/2016	$9.90107	$10.77428	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12615	$9.68536	1,297
01/01/2017 to 12/31/2017	$9.68536	$13.29113	1,126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$21.64038	$10.34872	0
01/01/2009 to 12/31/2009	$10.34872	$15.51901	0
01/01/2010 to 12/31/2010	$15.51901	$17.19152	0
01/01/2011 to 12/31/2011	$17.19152	$12.20559	0
01/01/2012 to 12/31/2012	$12.20559	$13.70598	0
01/01/2013 to 12/31/2013	$13.70598	$15.32484	0
01/01/2014 to 12/31/2014	$15.32484	$14.66952	0
01/01/2015 to 12/31/2015	$14.66952	$12.92763	0
01/01/2016 to 12/31/2016	$12.92763	$12.65354	0
01/01/2017 to 12/31/2017	$12.65354	$16.35303	0
ProFund VP Banks
01/01/2008 to 12/31/2008	$8.03312	$4.14649	0
01/01/2009 to 12/31/2009	$4.14649	$3.86107	0
01/01/2010 to 12/31/2010	$3.86107	$4.06786	0
01/01/2011 to 12/31/2011	$4.06786	$2.89775	0
01/01/2012 to 12/31/2012	$2.89775	$3.75923	0
01/01/2013 to 12/31/2013	$3.75923	$4.87907	0
01/01/2014 to 12/31/2014	$4.87907	$5.23735	0
01/01/2015 to 12/31/2015	$5.23735	$5.07121	0
01/01/2016 to 12/31/2016	$5.07121	$6.07775	0
01/01/2017 to 12/31/2017	$6.07775	$6.97029	0
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$13.55624	$6.40355	0
01/01/2009 to 12/31/2009	$6.40355	$10.11167	5,700
01/01/2010 to 12/31/2010	$10.11167	$12.75409	2,719
01/01/2011 to 12/31/2011	$12.75409	$10.40033	0
01/01/2012 to 12/31/2012	$10.40033	$10.97190	0
01/01/2013 to 12/31/2013	$10.97190	$12.63704	0
01/01/2014 to 12/31/2014	$12.63704	$12.49662	0
01/01/2015 to 12/31/2015	$12.49662	$10.46081	0
01/01/2016 to 12/31/2016	$10.46081	$12.05521	0
01/01/2017 to 12/31/2017	$12.05521	$14.41649	0
ProFund VP Bear
01/01/2008 to 12/31/2008	$8.41342	$11.44870	0
01/01/2009 to 12/31/2009	$11.44870	$8.03088	1,342
01/01/2010 to 12/31/2010	$8.03088	$6.41985	269
01/01/2011 to 12/31/2011	$6.41985	$5.68899	0
01/01/2012 to 12/31/2012	$5.68899	$4.61395	0
01/01/2013 to 12/31/2013	$4.61395	$3.29564	0
01/01/2014 to 12/31/2014	$3.29564	$2.74831	0
01/01/2015 to 12/31/2015	$2.74831	$2.54111	0
01/01/2016 to 12/31/2016	$2.54111	$2.14881	0
01/01/2017 to 12/31/2017	$2.14881	$1.71443	0
ProFund VP Biotechnology
01/01/2008 to 12/31/2008	$12.11384	$11.99766	0
01/01/2009 to 12/31/2009	$11.99766	$12.10142	0
01/01/2010 to 12/31/2010	$12.10142	$12.36904	0
01/01/2011 to 12/31/2011	$12.36904	$12.81872	0
01/01/2012 to 12/31/2012	$12.81872	$17.53999	0
01/01/2013 to 12/31/2013	$17.53999	$28.72898	0
01/01/2014 to 12/31/2014	$28.72898	$36.24512	0
01/01/2015 to 12/31/2015	$36.24512	$36.41157	0
01/01/2016 to 12/31/2016	$36.41157	$29.93137	0
01/01/2017 to 12/31/2017	$29.93137	$35.67302	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2008 to 12/31/2008	$11.28731	$6.84167	0
01/01/2009 to 12/31/2009	$6.84167	$8.27336	3,484
01/01/2010 to 12/31/2010	$8.27336	$9.05801	0
01/01/2011 to 12/31/2011	$9.05801	$8.80949	816
01/01/2012 to 12/31/2012	$8.80949	$9.75656	998
01/01/2013 to 12/31/2013	$9.75656	$12.31174	0
01/01/2014 to 12/31/2014	$12.31174	$13.34644	0
01/01/2015 to 12/31/2015	$13.34644	$12.91997	0
01/01/2016 to 12/31/2016	$12.91997	$13.77952	0
01/01/2017 to 12/31/2017	$13.77952	$15.99402	0
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$11.17496	$7.96440	0
01/01/2009 to 12/31/2009	$7.96440	$9.41587	589
01/01/2010 to 12/31/2010	$9.41587	$10.74702	7,197
01/01/2011 to 12/31/2011	$10.74702	$11.17801	998
01/01/2012 to 12/31/2012	$11.17801	$12.05038	1,744
01/01/2013 to 12/31/2013	$12.05038	$15.05350	3,425
01/01/2014 to 12/31/2014	$15.05350	$16.13683	3,904
01/01/2015 to 12/31/2015	$16.13683	$16.34648	557
01/01/2016 to 12/31/2016	$16.34648	$16.46151	527
01/01/2017 to 12/31/2017	$16.46151	$18.42048	327
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$9.41006	$6.27898	0
01/01/2009 to 12/31/2009	$6.27898	$7.98731	4,595
01/01/2010 to 12/31/2010	$7.98731	$9.42931	3,330
01/01/2011 to 12/31/2011	$9.42931	$9.67490	1,240
01/01/2012 to 12/31/2012	$9.67490	$11.48757	1,877
01/01/2013 to 12/31/2013	$11.48757	$15.62598	4,895
01/01/2014 to 12/31/2014	$15.62598	$17.08982	4,202
01/01/2015 to 12/31/2015	$17.08982	$17.39919	802
01/01/2016 to 12/31/2016	$17.39919	$17.63030	240
01/01/2017 to 12/31/2017	$17.63030	$20.29637	0
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$13.28804	$7.23565	0
01/01/2009 to 12/31/2009	$7.23565	$9.30888	8,044
01/01/2010 to 12/31/2010	$9.30888	$9.29148	1,679
01/01/2011 to 12/31/2011	$9.29148	$8.23340	907
01/01/2012 to 12/31/2012	$8.23340	$9.33536	1,673
01/01/2013 to 12/31/2013	$9.33536	$11.04290	0
01/01/2014 to 12/31/2014	$11.04290	$9.81042	0
01/01/2015 to 12/31/2015	$9.81042	$8.50266	0
01/01/2016 to 12/31/2016	$8.50266	$8.91526	0
01/01/2017 to 12/31/2017	$8.91526	$10.38010	0
ProFund VP Financials
01/01/2008 to 12/31/2008	$9.46865	$4.55353	0
01/01/2009 to 12/31/2009	$4.55353	$5.09278	0
01/01/2010 to 12/31/2010	$5.09278	$5.49417	0
01/01/2011 to 12/31/2011	$5.49417	$4.60421	0
01/01/2012 to 12/31/2012	$4.60421	$5.58464	0
01/01/2013 to 12/31/2013	$5.58464	$7.17338	0
01/01/2014 to 12/31/2014	$7.17338	$7.87728	2,730
01/01/2015 to 12/31/2015	$7.87728	$7.54613	2,730
01/01/2016 to 12/31/2016	$7.54613	$8.46361	2,646
01/01/2017 to 12/31/2017	$8.46361	$9.72884	2,646

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2008 to 12/31/2008	$11.11888	$8.18595	0
01/01/2009 to 12/31/2009	$8.18595	$9.51778	699
01/01/2010 to 12/31/2010	$9.51778	$9.51942	343
01/01/2011 to 12/31/2011	$9.51942	$10.19439	3,455
01/01/2012 to 12/31/2012	$10.19439	$11.63899	3,856
01/01/2013 to 12/31/2013	$11.63899	$15.81937	6,927
01/01/2014 to 12/31/2014	$15.81937	$19.03034	6,261
01/01/2015 to 12/31/2015	$19.03034	$19.43667	0
01/01/2016 to 12/31/2016	$19.43667	$18.13738	0
01/01/2017 to 12/31/2017	$18.13738	$21.33004	0
ProFund VP Industrials
01/01/2008 to 12/31/2008	$11.89539	$6.88420	0
01/01/2009 to 12/31/2009	$6.88420	$8.30824	4,134
01/01/2010 to 12/31/2010	$8.30824	$9.99885	3,430
01/01/2011 to 12/31/2011	$9.99885	$9.55071	1,594
01/01/2012 to 12/31/2012	$9.55071	$10.75494	2,885
01/01/2013 to 12/31/2013	$10.75494	$14.45347	3,596
01/01/2014 to 12/31/2014	$14.45347	$14.83996	1,852
01/01/2015 to 12/31/2015	$14.83996	$13.93821	0
01/01/2016 to 12/31/2016	$13.93821	$15.93458	0
01/01/2017 to 12/31/2017	$15.93458	$18.96898	0
ProFund VP Internet
01/01/2008 to 12/31/2008	$13.45613	$7.21924	0
01/01/2009 to 12/31/2009	$7.21924	$12.44639	0
01/01/2010 to 12/31/2010	$12.44639	$16.37456	0
01/01/2011 to 12/31/2011	$16.37456	$14.82470	0
01/01/2012 to 12/31/2012	$14.82470	$17.26551	0
01/01/2013 to 12/31/2013	$17.26551	$25.47371	0
01/01/2014 to 12/31/2014	$25.47371	$25.05102	0
01/01/2015 to 12/31/2015	$25.05102	$29.32073	0
01/01/2016 to 12/31/2016	$29.32073	$30.09341	0
01/01/2017 to 12/31/2017	$30.09341	$39.82031	0
ProFund VP Japan
01/01/2008 to 12/31/2008	$12.64686	$7.27528	0
01/01/2009 to 12/31/2009	$7.27528	$7.80589	4,425
01/01/2010 to 12/31/2010	$7.80589	$7.09529	722
01/01/2011 to 12/31/2011	$7.09529	$5.62108	248
01/01/2012 to 12/31/2012	$5.62108	$6.72060	1,676
01/01/2013 to 12/31/2013	$6.72060	$9.68864	0
01/01/2014 to 12/31/2014	$9.68864	$9.72623	0
01/01/2015 to 12/31/2015	$9.72623	$10.00825	0
01/01/2016 to 12/31/2016	$10.00825	$9.77405	0
01/01/2017 to 12/31/2017	$9.77405	$11.26005	0
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.03739	$6.92113	0
01/01/2009 to 12/31/2009	$6.92113	$8.73218	40,553
01/01/2010 to 12/31/2010	$8.73218	$9.61183	4,454
01/01/2011 to 12/31/2011	$9.61183	$9.64061	353
01/01/2012 to 12/31/2012	$9.64061	$10.56723	785
01/01/2013 to 12/31/2013	$10.56723	$13.42825	0
01/01/2014 to 12/31/2014	$13.42825	$14.74730	0
01/01/2015 to 12/31/2015	$14.74730	$14.88062	0
01/01/2016 to 12/31/2016	$14.88062	$15.19828	0
01/01/2017 to 12/31/2017	$15.19828	$18.52026	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.48634	$6.65008	0
01/01/2009 to 12/31/2009	$6.65008	$7.72597	44,390
01/01/2010 to 12/31/2010	$7.72597	$8.48241	457
01/01/2011 to 12/31/2011	$8.48241	$8.14400	4,407
01/01/2012 to 12/31/2012	$8.14400	$9.14091	0
01/01/2013 to 12/31/2013	$9.14091	$11.54696	0
01/01/2014 to 12/31/2014	$11.54696	$12.40563	0
01/01/2015 to 12/31/2015	$12.40563	$11.49305	0
01/01/2016 to 12/31/2016	$11.49305	$12.90269	0
01/01/2017 to 12/31/2017	$12.90269	$14.23481	0
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$11.84301	$7.04708	0
01/01/2009 to 12/31/2009	$7.04708	$9.47940	1,928
01/01/2010 to 12/31/2010	$9.47940	$11.83875	3,897
01/01/2011 to 12/31/2011	$11.83875	$11.18060	537
01/01/2012 to 12/31/2012	$11.18060	$12.54492	415
01/01/2013 to 12/31/2013	$12.54492	$15.92425	0
01/01/2014 to 12/31/2014	$15.92425	$16.39873	0
01/01/2015 to 12/31/2015	$16.39873	$15.99295	0
01/01/2016 to 12/31/2016	$15.99295	$17.55710	0
01/01/2017 to 12/31/2017	$17.55710	$20.20179	0
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$11.38922	$7.05538	0
01/01/2009 to 12/31/2009	$7.05538	$8.97953	1,667
01/01/2010 to 12/31/2010	$8.97953	$10.51873	2,975
01/01/2011 to 12/31/2011	$10.51873	$9.82848	459
01/01/2012 to 12/31/2012	$9.82848	$11.14090	1,265
01/01/2013 to 12/31/2013	$11.14090	$14.31905	0
01/01/2014 to 12/31/2014	$14.31905	$15.34360	0
01/01/2015 to 12/31/2015	$15.34360	$13.69436	0
01/01/2016 to 12/31/2016	$13.69436	$16.56068	0
01/01/2017 to 12/31/2017	$16.56068	$17.81525	0
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$12.40386	$6.93769	0
01/01/2009 to 12/31/2009	$6.93769	$10.25604	0
01/01/2010 to 12/31/2010	$10.25604	$11.79404	0
01/01/2011 to 12/31/2011	$11.79404	$11.63737	0
01/01/2012 to 12/31/2012	$11.63737	$13.15362	0
01/01/2013 to 12/31/2013	$13.15362	$17.17655	0
01/01/2014 to 12/31/2014	$17.17655	$19.54501	0
01/01/2015 to 12/31/2015	$19.54501	$20.42458	0
01/01/2016 to 12/31/2016	$20.42458	$20.90859	0
01/01/2017 to 12/31/2017	$20.90859	$26.51166	0
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$16.54018	$10.14138	0
01/01/2009 to 12/31/2009	$10.14138	$11.39110	1,210
01/01/2010 to 12/31/2010	$11.39110	$13.04571	2,407
01/01/2011 to 12/31/2011	$13.04571	$12.97271	1,539
01/01/2012 to 12/31/2012	$12.97271	$12.98066	1,877
01/01/2013 to 12/31/2013	$12.98066	$15.66246	0
01/01/2014 to 12/31/2014	$15.66246	$13.57611	0
01/01/2015 to 12/31/2015	$13.57611	$10.11659	0
01/01/2016 to 12/31/2016	$10.11659	$12.21862	0
01/01/2017 to 12/31/2017	$12.21862	$11.50636	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$10.26550	$8.03543	0
01/01/2009 to 12/31/2009	$8.03543	$9.13492	0
01/01/2010 to 12/31/2010	$9.13492	$8.92622	0
01/01/2011 to 12/31/2011	$8.92622	$10.08184	0
01/01/2012 to 12/31/2012	$10.08184	$10.96619	0
01/01/2013 to 12/31/2013	$10.96619	$14.03774	0
01/01/2014 to 12/31/2014	$14.03774	$16.29484	0
01/01/2015 to 12/31/2015	$16.29484	$16.55087	0
01/01/2016 to 12/31/2016	$16.55087	$15.49577	0
01/01/2017 to 12/31/2017	$15.49577	$16.63175	0
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$14.94561	$10.06317	0
01/01/2009 to 12/31/2009	$10.06317	$13.24324	1,430
01/01/2010 to 12/31/2010	$13.24324	$17.12050	999
01/01/2011 to 12/31/2011	$17.12050	$13.45111	0
01/01/2012 to 12/31/2012	$13.45111	$11.17737	0
01/01/2013 to 12/31/2013	$11.17737	$6.74500	0
01/01/2014 to 12/31/2014	$6.74500	$4.99374	0
01/01/2015 to 12/31/2015	$4.99374	$3.26074	0
01/01/2016 to 12/31/2016	$3.26074	$4.94156	0
01/01/2017 to 12/31/2017	$4.94156	$5.05973	0
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$11.27711	$6.44178	0
01/01/2009 to 12/31/2009	$6.44178	$8.01222	3,095
01/01/2010 to 12/31/2010	$8.01222	$9.71615	0
01/01/2011 to 12/31/2011	$9.71615	$9.89831	121
01/01/2012 to 12/31/2012	$9.89831	$11.27854	148
01/01/2013 to 12/31/2013	$11.27854	$10.97849	0
01/01/2014 to 12/31/2014	$10.97849	$13.34780	1,684
01/01/2015 to 12/31/2015	$13.34780	$13.02286	1,684
01/01/2016 to 12/31/2016	$13.02286	$13.39091	2,308
01/01/2017 to 12/31/2017	$13.39091	$14.07203	2,033
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$8.98881	$5.42190	0
01/01/2009 to 12/31/2009	$5.42190	$6.96968	0
01/01/2010 to 12/31/2010	$6.96968	$5.69157	0
01/01/2011 to 12/31/2011	$5.69157	$3.45941	0
01/01/2012 to 12/31/2012	$3.45941	$3.13069	0
01/01/2013 to 12/31/2013	$3.13069	$3.54636	0
01/01/2014 to 12/31/2014	$3.54636	$2.40526	0
01/01/2015 to 12/31/2015	$2.40526	$2.30201	0
01/01/2016 to 12/31/2016	$2.30201	$2.12337	0
01/01/2017 to 12/31/2017	$2.12337	$1.81927	0
ProFund VP Semiconductor
01/01/2008 to 12/31/2008	$10.03979	$4.90152	0
01/01/2009 to 12/31/2009	$4.90152	$7.81678	0
01/01/2010 to 12/31/2010	$7.81678	$8.54509	0
01/01/2011 to 12/31/2011	$8.54509	$7.98637	0
01/01/2012 to 12/31/2012	$7.98637	$7.44230	0
01/01/2013 to 12/31/2013	$7.44230	$9.66069	0
01/01/2014 to 12/31/2014	$9.66069	$12.63929	0
01/01/2015 to 12/31/2015	$12.63929	$11.93827	0
01/01/2016 to 12/31/2016	$11.93827	$14.82820	0
01/01/2017 to 12/31/2017	$14.82820	$19.54958	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2008 to 12/31/2008	$7.92977	$10.16658	0
01/01/2009 to 12/31/2009	$10.16658	$6.38748	0
01/01/2010 to 12/31/2010	$6.38748	$4.60625	0
01/01/2011 to 12/31/2011	$4.60625	$4.11134	0
01/01/2012 to 12/31/2012	$4.11134	$3.24030	0
01/01/2013 to 12/31/2013	$3.24030	$2.27835	0
01/01/2014 to 12/31/2014	$2.27835	$1.94017	0
01/01/2015 to 12/31/2015	$1.94017	$1.85463	0
01/01/2016 to 12/31/2016	$1.85463	$1.43963	0
01/01/2017 to 12/31/2017	$1.43963	$1.19212	0
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$7.55755	$10.88995	0
01/01/2009 to 12/31/2009	$10.88995	$6.28402	0
01/01/2010 to 12/31/2010	$6.28402	$4.81641	0
01/01/2011 to 12/31/2011	$4.81641	$4.19352	0
01/01/2012 to 12/31/2012	$4.19352	$3.31144	0
01/01/2013 to 12/31/2013	$3.31144	$2.27340	0
01/01/2014 to 12/31/2014	$2.27340	$1.78233	0
01/01/2015 to 12/31/2015	$1.78233	$1.50714	0
01/01/2016 to 12/31/2016	$1.50714	$1.31835	0
01/01/2017 to 12/31/2017	$1.31835	$0.95851	0
ProFund VP Short Small-Cap
01/01/2008 to 12/31/2008	$8.01071	$9.66669	0
01/01/2009 to 12/31/2009	$9.66669	$6.35740	0
01/01/2010 to 12/31/2010	$6.35740	$4.39298	0
01/01/2011 to 12/31/2011	$4.39298	$3.88410	0
01/01/2012 to 12/31/2012	$3.88410	$3.06069	0
01/01/2013 to 12/31/2013	$3.06069	$2.04620	0
01/01/2014 to 12/31/2014	$2.04620	$1.80618	0
01/01/2015 to 12/31/2015	$1.80618	$1.74202	0
01/01/2016 to 12/31/2016	$1.74202	$1.32837	0
01/01/2017 to 12/31/2017	$1.32837	$1.10848	0
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$11.22750	$7.20263	0
01/01/2009 to 12/31/2009	$7.20263	$8.83752	0
01/01/2010 to 12/31/2010	$8.83752	$10.80573	2,784
01/01/2011 to 12/31/2011	$10.80573	$10.64374	138
01/01/2012 to 12/31/2012	$10.64374	$11.64237	153
01/01/2013 to 12/31/2013	$11.64237	$15.89961	0
01/01/2014 to 12/31/2014	$15.89961	$15.79831	1,141
01/01/2015 to 12/31/2015	$15.79831	$15.54402	1,141
01/01/2016 to 12/31/2016	$15.54402	$18.17672	1,636
01/01/2017 to 12/31/2017	$18.17672	$19.97109	1,405
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$10.62939	$7.16486	580
01/01/2009 to 12/31/2009	$7.16486	$8.38937	586
01/01/2010 to 12/31/2010	$8.38937	$9.96215	3,373
01/01/2011 to 12/31/2011	$9.96215	$9.29122	623
01/01/2012 to 12/31/2012	$9.29122	$10.49501	603
01/01/2013 to 12/31/2013	$10.49501	$14.05201	455
01/01/2014 to 12/31/2014	$14.05201	$14.46006	451
01/01/2015 to 12/31/2015	$14.46006	$12.89824	492
01/01/2016 to 12/31/2016	$12.89824	$16.15442	407
01/01/2017 to 12/31/2017	$16.15442	$17.23724	414

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2008 to 12/31/2008	$12.34843	$6.68204	0
01/01/2009 to 12/31/2009	$6.68204	$10.48999	0
01/01/2010 to 12/31/2010	$10.48999	$11.29656	0
01/01/2011 to 12/31/2011	$11.29656	$10.83644	0
01/01/2012 to 12/31/2012	$10.83644	$11.62399	0
01/01/2013 to 12/31/2013	$11.62399	$14.15233	0
01/01/2014 to 12/31/2014	$14.15233	$16.25660	0
01/01/2015 to 12/31/2015	$16.25660	$16.18943	0
01/01/2016 to 12/31/2016	$16.18943	$17.68900	0
01/01/2017 to 12/31/2017	$17.68900	$23.25743	0
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$13.42850	$8.56398	0
01/01/2009 to 12/31/2009	$8.56398	$8.93811	0
01/01/2010 to 12/31/2010	$8.93811	$10.05599	0
01/01/2011 to 12/31/2011	$10.05599	$9.96264	905
01/01/2012 to 12/31/2012	$9.96264	$11.28841	2,223
01/01/2013 to 12/31/2013	$11.28841	$12.30290	716
01/01/2014 to 12/31/2014	$12.30290	$12.03220	673
01/01/2015 to 12/31/2015	$12.03220	$11.87944	427
01/01/2016 to 12/31/2016	$11.87944	$14.05588	788
01/01/2017 to 12/31/2017	$14.05588	$13.38007	602
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$10.50259	$15.29406	0
01/01/2009 to 12/31/2009	$15.29406	$10.02197	1,056
01/01/2010 to 12/31/2010	$10.02197	$10.73123	328
01/01/2011 to 12/31/2011	$10.73123	$14.97895	1,042
01/01/2012 to 12/31/2012	$14.97895	$14.70796	323
01/01/2013 to 12/31/2013	$14.70796	$11.56958	0
01/01/2014 to 12/31/2014	$11.56958	$15.34618	0
01/01/2015 to 12/31/2015	$15.34618	$14.08222	0
01/01/2016 to 12/31/2016	$14.08222	$13.65387	0
01/01/2017 to 12/31/2017	$13.65387	$14.53941	0
ProFund VP UltraBull
01/01/2008 to 12/31/2008	$12.05031	$3.82017	0
01/01/2009 to 12/31/2009	$3.82017	$5.37351	0
01/01/2010 to 12/31/2010	$5.37351	$6.38425	0
01/01/2011 to 12/31/2011	$6.38425	$5.90906	0
01/01/2012 to 12/31/2012	$5.90906	$7.40781	0
01/01/2013 to 12/31/2013	$7.40781	$12.10682	0
01/01/2014 to 12/31/2014	$12.10682	$14.51002	0
01/01/2015 to 12/31/2015	$14.51002	$13.70409	0
01/01/2016 to 12/31/2016	$13.70409	$15.80743	0
01/01/2017 to 12/31/2017	$15.80743	$21.68067	0
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$12.64521	$3.99900	0
01/01/2009 to 12/31/2009	$3.99900	$6.44739	0
01/01/2010 to 12/31/2010	$6.44739	$9.38527	0
01/01/2011 to 12/31/2011	$9.38527	$7.88161	0
01/01/2012 to 12/31/2012	$7.88161	$10.15463	0
01/01/2013 to 12/31/2013	$10.15463	$16.84914	0
01/01/2014 to 12/31/2014	$16.84914	$18.89975	0
01/01/2015 to 12/31/2015	$18.89975	$16.69832	0
01/01/2016 to 12/31/2016	$16.69832	$22.39762	0
01/01/2017 to 12/31/2017	$22.39762	$28.07028	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2008 to 12/31/2008	$14.09849	$3.73613	0
01/01/2009 to 12/31/2009	$3.73613	$7.96982	0
01/01/2010 to 12/31/2010	$7.96982	$10.48089	0
01/01/2011 to 12/31/2011	$10.48089	$10.07155	0
01/01/2012 to 12/31/2012	$10.07155	$13.10005	0
01/01/2013 to 12/31/2013	$13.10005	$22.81063	0
01/01/2014 to 12/31/2014	$22.81063	$30.13418	0
01/01/2015 to 12/31/2015	$30.13418	$33.29218	0
01/01/2016 to 12/31/2016	$33.29218	$35.17131	0
01/01/2017 to 12/31/2017	$35.17131	$57.58313	0
ProFund VP UltraSmall-Cap
01/01/2008 to 12/31/2008	$11.05015	$3.63317	0
01/01/2009 to 12/31/2009	$3.63317	$4.95269	0
01/01/2010 to 12/31/2010	$4.95269	$7.14987	0
01/01/2011 to 12/31/2011	$7.14987	$5.64378	0
01/01/2012 to 12/31/2012	$5.64378	$7.10819	0
01/01/2013 to 12/31/2013	$7.10819	$12.90375	0
01/01/2014 to 12/31/2014	$12.90375	$13.22382	0
01/01/2015 to 12/31/2015	$13.22382	$11.19127	0
01/01/2016 to 12/31/2016	$11.19127	$15.19385	0
01/01/2017 to 12/31/2017	$15.19385	$18.50107	0
ProFund VP Utilities
01/01/2008 to 12/31/2008	$13.87034	$9.34786	0
01/01/2009 to 12/31/2009	$9.34786	$10.06675	0
01/01/2010 to 12/31/2010	$10.06675	$10.37255	0
01/01/2011 to 12/31/2011	$10.37255	$11.85437	1,095
01/01/2012 to 12/31/2012	$11.85437	$11.54386	1,471
01/01/2013 to 12/31/2013	$11.54386	$12.72111	679
01/01/2014 to 12/31/2014	$12.72111	$15.57374	526
01/01/2015 to 12/31/2015	$15.57374	$14.17574	358
01/01/2016 to 12/31/2016	$14.17574	$15.86563	655
01/01/2017 to 12/31/2017	$15.86563	$17.07235	403
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$15.32754	$7.40821	2,889
01/01/2009 to 12/31/2009	$7.40821	$9.88082	2,362
01/01/2010 to 12/31/2010	$9.88082	$10.95545	2,206
01/01/2011 to 12/31/2011	$10.95545	$9.06539	1,213
01/01/2012 to 12/31/2012	$9.06539	$10.79007	1,057
01/01/2013 to 12/31/2013	$10.79007	$12.47344	2,560
01/01/2014 to 12/31/2014	$12.47344	$11.43711	1,052
01/01/2015 to 12/31/2015	$11.43711	$11.49708	964
01/01/2016 to 12/31/2016	$11.49708	$10.78105	1,000
01/01/2017 to 12/31/2017	$10.78105	$14.24078	809
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$10.64523	$7.46144	0
01/01/2009 to 12/31/2009	$7.46144	$8.25559	0
01/01/2010 to 12/31/2010	$8.25559	$9.57779	0
01/01/2011 to 12/31/2011	$9.57779	$10.11264	2,066
01/01/2012 to 12/31/2012	$10.11264	$10.76279	2,519
01/01/2013 to 12/31/2013	$10.76279	$14.88116	0
01/01/2014 to 04/25/2014	$14.88116	$14.62817	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$12.06916	$6.47630	0
01/01/2009 to 12/31/2009	$6.47630	$7.11659	0
01/01/2010 to 12/31/2010	$7.11659	$8.24479	0
01/01/2011 to 12/31/2011	$8.24479	$7.88392	0
01/01/2012 to 12/31/2012	$7.88392	$8.66491	0
01/01/2013 to 12/31/2013	$8.66491	$11.44270	0
01/01/2014 to 04/25/2014	$11.44270	$11.33022	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$11.41656	$7.93744	0
01/01/2009 to 12/31/2009	$7.93744	$8.79564	0
01/01/2010 to 12/31/2010	$8.79564	$9.98641	0
01/01/2011 to 12/31/2011	$9.98641	$10.46184	0
01/01/2012 to 12/31/2012	$10.46184	$11.26647	0
01/01/2013 to 12/31/2013	$11.26647	$14.33672	0
01/01/2014 to 04/25/2014	$14.33672	$14.06493	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$10.94328	$6.32677	0
01/01/2009 to 12/31/2009	$6.32677	$7.02157	6,622
01/01/2010 to 12/31/2010	$7.02157	$7.95543	6,353
01/01/2011 to 12/31/2011	$7.95543	$8.20205	0
01/01/2012 to 12/31/2012	$8.20205	$8.41984	0
01/01/2013 to 12/31/2013	$8.41984	$10.49656	0
01/01/2014 to 04/25/2014	$10.49656	$10.81429	0
Value Line Target 25 Portfolio
01/01/2008 to 12/31/2008	$12.79850	$5.62227	0
01/01/2009 to 12/31/2009	$5.62227	$5.85679	0
01/01/2010 to 12/31/2010	$5.85679	$7.42861	0
01/01/2011 to 12/31/2011	$7.42861	$5.44257	0
01/01/2012 to 12/31/2012	$5.44257	$6.42271	0
01/01/2013 to 12/31/2013	$6.42271	$8.20612	0
01/01/2014 to 04/25/2014	$8.20612	$8.73111	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$11.64672	$7.19521	0
01/01/2009 to 12/31/2009	$7.19521	$8.17726	0
01/01/2010 to 07/16/2010	$8.17726	$7.80974	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.85661	$10.65393	970
01/01/2011 to 12/31/2011	$10.65393	$9.03608	581
01/01/2012 to 12/31/2012	$9.03608	$9.98939	567
01/01/2013 to 12/31/2013	$9.98939	$11.65175	548
01/01/2014 to 12/31/2014	$11.65175	$10.73069	608
01/01/2015 to 12/31/2015	$10.73069	$10.67510	595
01/01/2016 to 12/31/2016	$10.67510	$10.72024	614
01/01/2017 to 12/31/2017	$10.72024	$13.01813	549
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$7.80974	$9.05206	736
01/01/2011 to 12/31/2011	$9.05206	$8.61400	0
01/01/2012 to 12/31/2012	$8.61400	$10.00753	0
01/01/2013 to 12/31/2013	$10.00753	$12.68163	0
01/01/2014 to 12/31/2014	$12.68163	$13.60458	0
01/01/2015 to 12/31/2015	$13.60458	$13.16115	0
01/01/2016 to 04/29/2016	$13.16115	$13.12861	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.86691	$13.63406	12,116
01/01/2011 to 12/31/2011	$13.63406	$12.54942	5,363
01/01/2012 to 12/31/2012	$12.54942	$14.73674	4,519
01/01/2013 to 12/31/2013	$14.73674	$20.09548	6,930
01/01/2014 to 12/31/2014	$20.09548	$20.34165	6,852
01/01/2015 to 12/31/2015	$20.34165	$20.10291	194
01/01/2016 to 12/31/2016	$20.10291	$19.70146	122
01/01/2017 to 12/31/2017	$19.70146	$25.85882	200
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59296	$12.18495	612
01/01/2011 to 12/31/2011	$12.18495	$11.33590	0
01/01/2012 to 12/31/2012	$11.33590	$11.91770	0
01/01/2013 to 12/31/2013	$11.91770	$17.44975	0
01/01/2014 to 12/31/2014	$17.44975	$16.68557	0
01/01/2015 to 12/31/2015	$16.68557	$15.79906	0
01/01/2016 to 12/31/2016	$15.79906	$16.61090	0
01/01/2017 to 12/31/2017	$16.61090	$20.37831	0
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV, and EBP (3.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.34874	$10.49696	0
01/01/2009 to 12/31/2009	$10.49696	$11.90430	0
01/01/2010 to 12/31/2010	$11.90430	$13.43829	0
01/01/2011 to 12/31/2011	$13.43829	$13.39388	0
01/01/2012 to 12/31/2012	$13.39388	$14.82626	0
01/01/2013 to 12/31/2013	$14.82626	$15.82234	0
01/01/2014 to 12/31/2014	$15.82234	$15.70668	0
01/01/2015 to 12/31/2015	$15.70668	$15.25895	0
01/01/2016 to 12/31/2016	$15.25895	$16.13475	0
01/01/2017 to 12/31/2017	$16.13475	$16.40243	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.49114	$7.59823	38,177
01/01/2009 to 12/31/2009	$7.59823	$9.16548	46,682
01/01/2010 to 12/31/2010	$9.16548	$9.95441	47,467
01/01/2011 to 12/31/2011	$9.95441	$9.39953	47,097
01/01/2012 to 12/31/2012	$9.39953	$10.26278	46,247
01/01/2013 to 12/31/2013	$10.26278	$10.94787	46,099
01/01/2014 to 12/31/2014	$10.94787	$11.02496	45,256
01/01/2015 to 12/31/2015	$11.02496	$10.34987	44,398
01/01/2016 to 12/31/2016	$10.34987	$10.67628	43,170
01/01/2017 to 12/31/2017	$10.67628	$11.66022	37,256
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.19878	$7.62501	13,497
01/01/2009 to 12/31/2009	$7.62501	$9.33416	10,122
01/01/2010 to 12/31/2010	$9.33416	$10.29529	9,458
01/01/2011 to 12/31/2011	$10.29529	$9.99816	9,294
01/01/2012 to 12/31/2012	$9.99816	$11.02134	5,212
01/01/2013 to 12/31/2013	$11.02134	$12.46082	2,887
01/01/2014 to 12/31/2014	$12.46082	$12.82529	2,835
01/01/2015 to 12/31/2015	$12.82529	$12.54040	2,794
01/01/2016 to 12/31/2016	$12.54040	$13.02971	2,671
01/01/2017 to 12/31/2017	$13.02971	$14.77941	0
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.22092	$7.10224	0
01/01/2009 to 12/31/2009	$7.10224	$8.11368	0
01/01/2010 to 12/31/2010	$8.11368	$8.96021	0
01/01/2011 to 12/31/2011	$8.96021	$9.00228	0
01/01/2012 to 05/04/2012	$9.00228	$9.73515	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.36451	$7.85940	4,379
01/01/2009 to 12/31/2009	$7.85940	$9.39981	6,761
01/01/2010 to 12/31/2010	$9.39981	$10.24068	4,366
01/01/2011 to 12/31/2011	$10.24068	$9.81326	4,220
01/01/2012 to 12/31/2012	$9.81326	$10.70591	4,153
01/01/2013 to 12/31/2013	$10.70591	$12.21751	1,868
01/01/2014 to 12/31/2014	$12.21751	$12.62386	1,851
01/01/2015 to 12/31/2015	$12.62386	$12.30340	1,853
01/01/2016 to 12/31/2016	$12.30340	$12.68683	1,854
01/01/2017 to 12/31/2017	$12.68683	$14.14181	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99750	$9.08219	0
01/01/2012 to 12/31/2012	$9.08219	$9.85713	1,253
01/01/2013 to 12/31/2013	$9.85713	$10.59916	1,244
01/01/2014 to 12/31/2014	$10.59916	$10.78449	1,214
01/01/2015 to 12/31/2015	$10.78449	$10.14709	1,200
01/01/2016 to 12/31/2016	$10.14709	$10.52848	1,095
01/01/2017 to 12/31/2017	$10.52848	$11.50168	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99750	$10.40168	0
01/01/2014 to 12/31/2014	$10.40168	$10.45072	0
01/01/2015 to 12/31/2015	$10.45072	$10.16480	0
01/01/2016 to 12/31/2016	$10.16480	$10.48646	0
01/01/2017 to 04/28/2017	$10.48646	$10.81104	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.37323	$10.17428	0
01/01/2009 to 12/31/2009	$10.17428	$10.87872	0
01/01/2010 to 12/31/2010	$10.87872	$10.96387	0
01/01/2011 to 12/31/2011	$10.96387	$10.87479	0
01/01/2012 to 12/31/2012	$10.87479	$11.04315	0
01/01/2013 to 12/31/2013	$11.04315	$10.47893	0
01/01/2014 to 12/31/2014	$10.47893	$10.15466	0
01/01/2015 to 12/31/2015	$10.15466	$9.89760	0
01/01/2016 to 12/31/2016	$9.89760	$9.75868	0
01/01/2017 to 12/31/2017	$9.75868	$9.62828	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.60836	$10.05766	0
01/01/2009 to 12/31/2009	$10.05766	$11.36843	0
01/01/2010 to 12/31/2010	$11.36843	$11.87856	0
01/01/2011 to 12/31/2011	$11.87856	$11.88918	0
01/01/2012 to 12/31/2012	$11.88918	$12.60689	0
01/01/2013 to 12/31/2013	$12.60689	$12.00395	0
01/01/2014 to 12/31/2014	$12.00395	$12.13642	0
01/01/2015 to 12/31/2015	$12.13642	$11.52424	0
01/01/2016 to 12/31/2016	$11.52424	$11.65203	0
01/01/2017 to 12/31/2017	$11.65203	$11.79637	0
AST Bond Portfolio 2015
05/01/2009* to 12/31/2009	$9.96377	$9.92512	0
01/01/2010 to 12/31/2010	$9.92512	$10.53065	0
01/01/2011 to 12/31/2011	$10.53065	$10.86943	0
01/01/2012 to 12/31/2012	$10.86943	$10.86095	0
01/01/2013 to 12/31/2013	$10.86095	$10.50042	0
01/01/2014 to 12/31/2014	$10.50042	$10.17416	0
01/01/2015 to 12/31/2015	$10.17416	$9.83917	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93794	$9.54759	0
01/01/2010 to 12/31/2010	$9.54759	$10.24075	0
01/01/2011 to 12/31/2011	$10.24075	$10.89176	0
01/01/2012 to 12/31/2012	$10.89176	$11.00434	0
01/01/2013 to 12/31/2013	$11.00434	$10.60089	0
01/01/2014 to 12/31/2014	$10.60089	$10.33048	0
01/01/2015 to 12/31/2015	$10.33048	$9.99759	0
01/01/2016 to 12/31/2016	$9.99759	$9.74304	0
01/01/2017 to 01/03/2017	$9.74304	$9.73711	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99666	$10.63138	0
01/01/2011 to 12/31/2011	$10.63138	$11.48967	0
01/01/2012 to 12/31/2012	$11.48967	$11.71485	0
01/01/2013 to 12/31/2013	$11.71485	$11.12955	0
01/01/2014 to 12/31/2014	$11.12955	$10.94995	0
01/01/2015 to 12/31/2015	$10.94995	$10.63912	0
01/01/2016 to 12/31/2016	$10.63912	$10.44037	0
01/01/2017 to 12/31/2017	$10.44037	$10.20248	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92237	$9.61315	0
01/01/2010 to 12/31/2010	$9.61315	$10.36782	0
01/01/2011 to 12/31/2011	$10.36782	$11.42332	0
01/01/2012 to 12/31/2012	$11.42332	$11.71345	0
01/01/2013 to 12/31/2013	$11.71345	$11.00491	0
01/01/2014 to 12/31/2014	$11.00491	$10.95901	0
01/01/2015 to 12/31/2015	$10.95901	$10.71636	0
01/01/2016 to 12/31/2016	$10.71636	$10.56285	0
01/01/2017 to 12/31/2017	$10.56285	$10.31966	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90515	$9.51459	0
01/01/2010 to 12/31/2010	$9.51459	$10.27777	0
01/01/2011 to 12/31/2011	$10.27777	$11.56264	0
01/01/2012 to 12/31/2012	$11.56264	$11.87229	0
01/01/2013 to 12/31/2013	$11.87229	$10.95977	0
01/01/2014 to 12/31/2014	$10.95977	$11.08430	0
01/01/2015 to 12/31/2015	$11.08430	$10.86680	0
01/01/2016 to 12/31/2016	$10.86680	$10.69402	0
01/01/2017 to 12/31/2017	$10.69402	$10.45283	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88386	$9.19164	0
01/01/2010 to 12/31/2010	$9.19164	$9.97206	0
01/01/2011 to 12/31/2011	$9.97206	$11.48025	0
01/01/2012 to 12/31/2012	$11.48025	$11.83899	0
01/01/2013 to 12/31/2013	$11.83899	$10.73550	0
01/01/2014 to 12/31/2014	$10.73550	$11.05485	0
01/01/2015 to 12/31/2015	$11.05485	$10.88693	0
01/01/2016 to 12/31/2016	$10.88693	$10.76766	0
01/01/2017 to 12/31/2017	$10.76766	$10.53787	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99666	$10.87383	0
01/01/2011 to 12/31/2011	$10.87383	$12.68967	0
01/01/2012 to 12/31/2012	$12.68967	$13.14459	0
01/01/2013 to 12/31/2013	$13.14459	$11.85754	0
01/01/2014 to 12/31/2014	$11.85754	$12.38530	0
01/01/2015 to 12/31/2015	$12.38530	$12.22795	0
01/01/2016 to 12/31/2016	$12.22795	$12.10326	0
01/01/2017 to 12/31/2017	$12.10326	$11.92672	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99750	$11.87422	0
01/01/2012 to 12/31/2012	$11.87422	$12.19082	0
01/01/2013 to 12/31/2013	$12.19082	$10.67266	0
01/01/2014 to 12/31/2014	$10.67266	$11.42601	0
01/01/2015 to 12/31/2015	$11.42601	$11.31553	0
01/01/2016 to 12/31/2016	$11.31553	$11.17735	0
01/01/2017 to 12/31/2017	$11.17735	$11.01299	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99667	$10.27176	0
01/01/2013 to 12/31/2013	$10.27176	$8.94731	0
01/01/2014 to 12/31/2014	$8.94731	$9.77409	0
01/01/2015 to 12/31/2015	$9.77409	$9.73762	0
01/01/2016 to 12/31/2016	$9.73762	$9.62667	0
01/01/2017 to 12/31/2017	$9.62667	$9.49701	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99833	$8.64248	0
01/01/2014 to 12/31/2014	$8.64248	$9.60648	0
01/01/2015 to 12/31/2015	$9.60648	$9.58300	0
01/01/2016 to 12/31/2016	$9.58300	$9.47333	0
01/01/2017 to 12/31/2017	$9.47333	$9.34453	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99833	$11.16484	0
01/01/2015 to 12/31/2015	$11.16484	$11.04626	0
01/01/2016 to 12/31/2016	$11.04626	$10.98044	0
01/01/2017 to 12/31/2017	$10.98044	$10.84674	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99833	$9.81641	0
01/01/2016 to 12/31/2016	$9.81641	$9.72040	0
01/01/2017 to 12/31/2017	$9.72040	$9.65779	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99667	$9.75900	0
01/01/2017 to 12/31/2017	$9.75900	$9.72120	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99666	$9.91427	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14427	$10.28173	0
01/01/2010 to 12/31/2010	$10.28173	$11.34221	0
01/01/2011 to 12/31/2011	$11.34221	$10.35643	0
01/01/2012 to 12/31/2012	$10.35643	$11.37452	0
01/01/2013 to 12/31/2013	$11.37452	$14.50130	0
01/01/2014 to 12/31/2014	$14.50130	$15.51037	0
01/01/2015 to 12/31/2015	$15.51037	$14.32813	0
01/01/2016 to 12/31/2016	$14.32813	$15.80975	0
01/01/2017 to 04/28/2017	$15.80975	$16.30491	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.73121	$7.40313	11,699
01/01/2009 to 12/31/2009	$7.40313	$8.99999	10,125
01/01/2010 to 12/31/2010	$8.99999	$9.89785	9,470
01/01/2011 to 12/31/2011	$9.89785	$9.36837	9,327
01/01/2012 to 12/31/2012	$9.36837	$10.33387	11,241
01/01/2013 to 12/31/2013	$10.33387	$12.29743	5,949
01/01/2014 to 12/31/2014	$12.29743	$12.76289	5,909
01/01/2015 to 12/31/2015	$12.76289	$12.44609	5,895
01/01/2016 to 12/31/2016	$12.44609	$12.89909	3,268
01/01/2017 to 12/31/2017	$12.89909	$14.75189	1,426
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99750	$11.52608	0
01/01/2014 to 12/31/2014	$11.52608	$12.70196	0
01/01/2015 to 12/31/2015	$12.70196	$11.88076	0
01/01/2016 to 12/31/2016	$11.88076	$13.24187	0
01/01/2017 to 12/31/2017	$13.24187	$15.20982	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.23826	$7.70934	0
01/01/2009 to 12/31/2009	$7.70934	$9.86551	0
01/01/2010 to 12/31/2010	$9.86551	$12.31559	0
01/01/2011 to 12/31/2011	$12.31559	$12.73409	0
01/01/2012 to 12/31/2012	$12.73409	$14.24720	0
01/01/2013 to 12/31/2013	$14.24720	$14.25275	0
01/01/2014 to 12/31/2014	$14.25275	$18.09936	0
01/01/2015 to 12/31/2015	$18.09936	$18.40695	0
01/01/2016 to 12/31/2016	$18.40695	$18.71619	0
01/01/2017 to 12/31/2017	$18.71619	$19.29027	0
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.19164	$8.35828	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99750	$9.59850	0
01/01/2014 to 12/31/2014	$9.59850	$9.78554	0
01/01/2015 to 12/31/2015	$9.78554	$9.48270	0
01/01/2016 to 12/31/2016	$9.48270	$9.61911	0
01/01/2017 to 04/28/2017	$9.61911	$9.77462	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$9.98241	$7.04921	0
01/01/2009 to 12/31/2009	$7.04921	$8.28940	0
01/01/2010 to 12/31/2010	$8.28940	$9.11221	0
01/01/2011 to 12/31/2011	$9.11221	$8.62078	0
01/01/2012 to 12/31/2012	$8.62078	$9.50189	0
01/01/2013 to 12/31/2013	$9.50189	$10.98876	0
01/01/2014 to 12/31/2014	$10.98876	$11.26869	0
01/01/2015 to 10/16/2015	$11.26869	$11.11847	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.01941	$7.00219	5,327
01/01/2009 to 12/31/2009	$7.00219	$8.41215	2,711
01/01/2010 to 12/31/2010	$8.41215	$9.33203	2,039
01/01/2011 to 12/31/2011	$9.33203	$8.91636	2,051
01/01/2012 to 12/31/2012	$8.91636	$9.56815	2,075
01/01/2013 to 12/31/2013	$9.56815	$10.65116	2,119
01/01/2014 to 12/31/2014	$10.65116	$10.65721	2,191
01/01/2015 to 12/31/2015	$10.65721	$10.43994	2,186
01/01/2016 to 12/31/2016	$10.43994	$10.55831	2,203
01/01/2017 to 12/31/2017	$10.55831	$11.92964	0
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99750	$7.42617	0
01/01/2009 to 11/13/2009	$7.42617	$8.20668	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99750	$10.64804	1,180
01/01/2013 to 12/31/2013	$10.64804	$12.85635	0
01/01/2014 to 12/31/2014	$12.85635	$12.86691	0
01/01/2015 to 10/16/2015	$12.86691	$12.19462	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99750	$10.71523	0
01/01/2014 to 12/31/2014	$10.71523	$10.65971	0
01/01/2015 to 10/16/2015	$10.65971	$10.06413	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17418	$6.07502	0
01/01/2009 to 12/31/2009	$6.07502	$7.96101	0
01/01/2010 to 12/31/2010	$7.96101	$9.28228	0
01/01/2011 to 12/31/2011	$9.28228	$8.55052	0
01/01/2012 to 12/31/2012	$8.55052	$10.51679	0
01/01/2013 to 12/31/2013	$10.51679	$10.64480	0
01/01/2014 to 12/31/2014	$10.64480	$11.76319	0
01/01/2015 to 12/31/2015	$11.76319	$11.40004	0
01/01/2016 to 12/31/2016	$11.40004	$11.15800	0
01/01/2017 to 12/31/2017	$11.15800	$12.00251	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.54879	$7.27017	0
01/01/2009 to 12/31/2009	$7.27017	$10.53566	0
01/01/2010 to 12/31/2010	$10.53566	$11.27111	0
01/01/2011 to 12/31/2011	$11.27111	$10.50082	0
01/01/2012 to 12/31/2012	$10.50082	$12.19833	0
01/01/2013 to 12/31/2013	$12.19833	$15.35144	0
01/01/2014 to 02/07/2014	$15.35144	$15.08056	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.77361	$6.77303	0
01/01/2009 to 12/31/2009	$6.77303	$7.83039	0
01/01/2010 to 12/31/2010	$7.83039	$8.57432	0
01/01/2011 to 12/31/2011	$8.57432	$7.85845	0
01/01/2012 to 12/31/2012	$7.85845	$9.12137	0
01/01/2013 to 12/31/2013	$9.12137	$11.81562	0
01/01/2014 to 12/31/2014	$11.81562	$12.96633	0
01/01/2015 to 12/31/2015	$12.96633	$11.99601	0
01/01/2016 to 12/31/2016	$11.99601	$12.98012	0
01/01/2017 to 12/31/2017	$12.98012	$13.81914	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.48179	$7.16795	0
01/01/2009 to 12/31/2009	$7.16795	$10.92265	0
01/01/2010 to 12/31/2010	$10.92265	$12.69576	0
01/01/2011 to 12/31/2011	$12.69576	$11.94875	0
01/01/2012 to 12/31/2012	$11.94875	$13.86301	0
01/01/2013 to 12/31/2013	$13.86301	$17.77617	0
01/01/2014 to 12/31/2014	$17.77617	$19.23064	0
01/01/2015 to 12/31/2015	$19.23064	$17.59304	0
01/01/2016 to 12/31/2016	$17.59304	$17.34713	0
01/01/2017 to 12/31/2017	$17.34713	$21.38730	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.15181	$7.46431	0
01/01/2009 to 12/31/2009	$7.46431	$8.93346	0
01/01/2010 to 12/31/2010	$8.93346	$9.67062	0
01/01/2011 to 12/31/2011	$9.67062	$9.33350	0
01/01/2012 to 12/31/2012	$9.33350	$9.97010	0
01/01/2013 to 12/31/2013	$9.97010	$10.62088	0
01/01/2014 to 12/31/2014	$10.62088	$10.71863	0
01/01/2015 to 12/31/2015	$10.71863	$10.30253	0
01/01/2016 to 12/31/2016	$10.30253	$10.51956	0
01/01/2017 to 12/31/2017	$10.51956	$11.45836	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.92367	$7.77313	0
01/01/2009 to 12/31/2009	$7.77313	$9.56421	0
01/01/2010 to 12/31/2010	$9.56421	$11.76078	0
01/01/2011 to 12/31/2011	$11.76078	$11.55719	0
01/01/2012 to 12/31/2012	$11.55719	$12.96878	0
01/01/2013 to 12/31/2013	$12.96878	$17.46260	0
01/01/2014 to 12/31/2014	$17.46260	$18.15802	0
01/01/2015 to 12/31/2015	$18.15802	$16.64546	0
01/01/2016 to 12/31/2016	$16.64546	$20.07325	0
01/01/2017 to 12/31/2017	$20.07325	$21.84618	0
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.30939	$10.25100	0
01/01/2009 to 12/31/2009	$10.25100	$9.96799	0
01/01/2010 to 12/31/2010	$9.96799	$9.67128	0
01/01/2011 to 12/31/2011	$9.67128	$9.38382	0
01/01/2012 to 12/31/2012	$9.38382	$9.10243	0
01/01/2013 to 12/31/2013	$9.10243	$8.82930	0
01/01/2014 to 12/31/2014	$8.82930	$8.56438	0
01/01/2015 to 12/31/2015	$8.56438	$8.30752	0
01/01/2016 to 12/31/2016	$8.30752	$8.05896	0
01/01/2017 to 12/31/2017	$8.05896	$7.84451	0
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.37118	$7.49022	0
01/01/2009 to 12/31/2009	$7.49022	$9.84872	0
01/01/2010 to 12/31/2010	$9.84872	$10.84305	0
01/01/2011 to 12/31/2011	$10.84305	$10.85215	0
01/01/2012 to 12/31/2012	$10.85215	$11.98653	0
01/01/2013 to 12/31/2013	$11.98653	$12.46186	0
01/01/2014 to 12/31/2014	$12.46186	$12.39716	0
01/01/2015 to 12/31/2015	$12.39716	$11.59665	0
01/01/2016 to 12/31/2016	$11.59665	$12.98165	0
01/01/2017 to 12/31/2017	$12.98165	$13.53417	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.28552	$6.40458	0
01/01/2009 to 12/31/2009	$6.40458	$7.41967	0
01/01/2010 to 12/31/2010	$7.41967	$8.14431	0
01/01/2011 to 12/31/2011	$8.14431	$7.56982	0
01/01/2012 to 12/31/2012	$7.56982	$8.58222	0
01/01/2013 to 12/31/2013	$8.58222	$11.64335	0
01/01/2014 to 12/31/2014	$11.64335	$12.84660	0
01/01/2015 to 12/31/2015	$12.84660	$11.48474	0
01/01/2016 to 12/31/2016	$11.48474	$13.35659	0
01/01/2017 to 12/31/2017	$13.35659	$15.44393	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$15.12182	$7.29951	0
01/01/2009 to 12/31/2009	$7.29951	$9.57916	0
01/01/2010 to 12/31/2010	$9.57916	$10.63922	0
01/01/2011 to 12/31/2011	$10.63922	$8.98662	0
01/01/2012 to 12/31/2012	$8.98662	$10.49202	0
01/01/2013 to 12/31/2013	$10.49202	$12.11687	0
01/01/2014 to 12/31/2014	$12.11687	$11.10385	0
01/01/2015 to 12/31/2015	$11.10385	$11.10981	0
01/01/2016 to 12/31/2016	$11.10981	$10.37006	0
01/01/2017 to 12/31/2017	$10.37006	$13.62382	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$14.95498	$8.12256	0
01/01/2009 to 12/31/2009	$8.12256	$10.28186	0
01/01/2010 to 12/31/2010	$10.28186	$11.07887	0
01/01/2011 to 12/31/2011	$11.07887	$9.39814	0
01/01/2012 to 12/31/2012	$9.39814	$10.63589	0
01/01/2013 to 12/31/2013	$10.63589	$12.32540	0
01/01/2014 to 12/31/2014	$12.32540	$11.15414	0
01/01/2015 to 12/31/2015	$11.15414	$10.90786	0
01/01/2016 to 12/31/2016	$10.90786	$10.64280	0
01/01/2017 to 12/31/2017	$10.64280	$12.67979	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.17176	$6.83719	0
01/01/2009 to 12/31/2009	$6.83719	$8.40067	0
01/01/2010 to 12/31/2010	$8.40067	$9.27478	0
01/01/2011 to 12/31/2011	$9.27478	$8.94576	0
01/01/2012 to 12/31/2012	$8.94576	$9.85560	0
01/01/2013 to 12/31/2013	$9.85560	$11.11653	0
01/01/2014 to 12/31/2014	$11.11653	$11.46930	0
01/01/2015 to 12/31/2015	$11.46930	$11.00863	0
01/01/2016 to 12/31/2016	$11.00863	$11.23632	0
01/01/2017 to 12/31/2017	$11.23632	$12.74843	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.31772	$7.57207	0
01/01/2009 to 12/31/2009	$7.57207	$9.98036	0
01/01/2010 to 12/31/2010	$9.98036	$10.37536	0
01/01/2011 to 12/31/2011	$10.37536	$9.14348	0
01/01/2012 to 12/31/2012	$9.14348	$10.81182	0
01/01/2013 to 12/31/2013	$10.81182	$12.09850	0
01/01/2014 to 12/31/2014	$12.09850	$10.98850	0
01/01/2015 to 12/31/2015	$10.98850	$10.36088	0
01/01/2016 to 12/31/2016	$10.36088	$10.24501	0
01/01/2017 to 12/31/2017	$10.24501	$12.88371	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.19652	$8.94727	0
01/01/2009 to 12/31/2009	$8.94727	$10.58996	2,115
01/01/2010 to 12/31/2010	$10.58996	$11.02420	0
01/01/2011 to 12/31/2011	$11.02420	$10.71898	0
01/01/2012 to 12/31/2012	$10.71898	$11.51131	4,288
01/01/2013 to 12/31/2013	$11.51131	$12.39792	0
01/01/2014 to 12/31/2014	$12.39792	$12.68125	0
01/01/2015 to 12/31/2015	$12.68125	$12.27836	0
01/01/2016 to 12/31/2016	$12.27836	$12.36815	0
01/01/2017 to 12/31/2017	$12.36815	$13.45495	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08289	$10.27195	0
01/01/2010 to 12/31/2010	$10.27195	$11.09150	0
01/01/2011 to 12/31/2011	$11.09150	$10.83059	0
01/01/2012 to 12/31/2012	$10.83059	$12.10058	0
01/01/2013 to 12/31/2013	$12.10058	$16.02134	0
01/01/2014 to 12/31/2014	$16.02134	$17.01769	0
01/01/2015 to 12/31/2015	$17.01769	$18.26256	0
01/01/2016 to 12/31/2016	$18.26256	$17.45663	0
01/01/2017 to 12/31/2017	$17.45663	$23.00230	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.50413	$6.83304	0
01/01/2009 to 12/31/2009	$6.83304	$8.60046	0
01/01/2010 to 12/31/2010	$8.60046	$9.99046	0
01/01/2011 to 12/31/2011	$9.99046	$9.60269	0
01/01/2012 to 12/31/2012	$9.60269	$10.45656	0
01/01/2013 to 12/31/2013	$10.45656	$13.85656	0
01/01/2014 to 12/31/2014	$13.85656	$14.86439	0
01/01/2015 to 12/31/2015	$14.86439	$15.87075	0
01/01/2016 to 12/31/2016	$15.87075	$16.25431	0
01/01/2017 to 12/31/2017	$16.25431	$20.97017	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.78109	$8.02576	0
01/01/2009 to 12/31/2009	$8.02576	$10.47901	0
01/01/2010 to 12/31/2010	$10.47901	$11.52833	0
01/01/2011 to 12/31/2011	$11.52833	$12.32056	0
01/01/2012 to 12/31/2012	$12.32056	$12.65893	0
01/01/2013 to 12/31/2013	$12.65893	$12.03354	0
01/01/2014 to 12/31/2014	$12.03354	$12.41829	0
01/01/2015 to 12/31/2015	$12.41829	$11.97536	0
01/01/2016 to 12/31/2016	$11.97536	$11.91932	0
01/01/2017 to 12/31/2017	$11.91932	$11.95041	0
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.25461	$8.48641	0
01/01/2009 to 12/31/2009	$8.48641	$10.82547	0
01/01/2010 to 12/31/2010	$10.82547	$11.76588	0
01/01/2011 to 12/31/2011	$11.76588	$11.05590	0
01/01/2012 to 12/31/2012	$11.05590	$13.19859	0
01/01/2013 to 12/31/2013	$13.19859	$16.34078	0
01/01/2014 to 12/31/2014	$16.34078	$16.42593	0
01/01/2015 to 12/31/2015	$16.42593	$15.69965	0
01/01/2016 to 12/31/2016	$15.69965	$16.31295	0
01/01/2017 to 12/31/2017	$16.31295	$19.59786	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.63418	$7.80573	0
01/01/2009 to 12/31/2009	$7.80573	$9.41184	0
01/01/2010 to 12/31/2010	$9.41184	$10.29682	0
01/01/2011 to 12/31/2011	$10.29682	$9.92908	0
01/01/2012 to 12/31/2012	$9.92908	$11.27608	0
01/01/2013 to 12/31/2013	$11.27608	$14.95283	0
01/01/2014 to 12/31/2014	$14.95283	$15.76760	0
01/01/2015 to 12/31/2015	$15.76760	$16.40023	0
01/01/2016 to 12/31/2016	$16.40023	$16.21340	0
01/01/2017 to 12/31/2017	$16.21340	$20.55844	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99750	$10.14455	0
01/01/2013 to 12/31/2013	$10.14455	$13.23570	0
01/01/2014 to 12/31/2014	$13.23570	$14.15043	0
01/01/2015 to 12/31/2015	$14.15043	$13.62663	0
01/01/2016 to 12/31/2016	$13.62663	$14.99625	0
01/01/2017 to 12/31/2017	$14.99625	$17.07022	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.69796	$8.09988	0
01/01/2009 to 12/31/2009	$8.09988	$10.19735	0
01/01/2010 to 12/31/2010	$10.19735	$12.72835	0
01/01/2011 to 12/31/2011	$12.72835	$12.55535	0
01/01/2012 to 12/31/2012	$12.55535	$13.68599	0
01/01/2013 to 12/31/2013	$13.68599	$17.60491	0
01/01/2014 to 12/31/2014	$17.60491	$18.43254	0
01/01/2015 to 10/16/2015	$18.43254	$18.69573	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.27095	$6.83911	0
01/01/2009 to 12/31/2009	$6.83911	$8.13074	0
01/01/2010 to 12/31/2010	$8.13074	$9.48554	0
01/01/2011 to 04/29/2011	$9.48554	$10.59170	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.56968	$6.47970	0
01/01/2009 to 12/31/2009	$6.47970	$8.83991	0
01/01/2010 to 12/31/2010	$8.83991	$10.58454	0
01/01/2011 to 12/31/2011	$10.58454	$10.01232	0
01/01/2012 to 12/31/2012	$10.01232	$11.37485	0
01/01/2013 to 12/31/2013	$11.37485	$15.66891	0
01/01/2014 to 12/31/2014	$15.66891	$17.36484	0
01/01/2015 to 12/31/2015	$17.36484	$15.89431	0
01/01/2016 to 12/31/2016	$15.89431	$18.22957	0
01/01/2017 to 12/31/2017	$18.22957	$20.12284	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99750	$10.22750	0
01/01/2013 to 12/31/2013	$10.22750	$11.79728	0
01/01/2014 to 12/31/2014	$11.79728	$12.03134	0
01/01/2015 to 12/31/2015	$12.03134	$11.52549	0
01/01/2016 to 12/31/2016	$11.52549	$11.66381	0
01/01/2017 to 12/31/2017	$11.66381	$13.18108	0
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10024	$5.53889	0
01/01/2009 to 12/31/2009	$5.53889	$8.94643	0
01/01/2010 to 12/31/2010	$8.94643	$10.61092	0
01/01/2011 to 12/31/2011	$10.61092	$8.20639	0
01/01/2012 to 12/31/2012	$8.20639	$9.38696	0
01/01/2013 to 12/31/2013	$9.38696	$9.12561	0
01/01/2014 to 12/31/2014	$9.12561	$8.43727	0
01/01/2015 to 12/31/2015	$8.43727	$6.81504	0
01/01/2016 to 12/31/2016	$6.81504	$7.42826	0
01/01/2017 to 12/31/2017	$7.42826	$9.10693	0
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.07221	$8.64719	4,182
01/01/2009 to 12/31/2009	$8.64719	$10.06856	4,180
01/01/2010 to 12/31/2010	$10.06856	$10.79911	12,907
01/01/2011 to 12/31/2011	$10.79911	$10.58006	12,856
01/01/2012 to 12/31/2012	$10.58006	$11.32676	10,697
01/01/2013 to 12/31/2013	$11.32676	$11.99909	10,759
01/01/2014 to 12/31/2014	$11.99909	$12.31127	10,596
01/01/2015 to 12/31/2015	$12.31127	$11.95908	10,269
01/01/2016 to 12/31/2016	$11.95908	$12.24215	9,796
01/01/2017 to 12/31/2017	$12.24215	$13.07892	4,168

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.20422	$6.44330	12,636
01/01/2009 to 12/31/2009	$6.44330	$7.87353	9,746
01/01/2010 to 12/31/2010	$7.87353	$9.09009	8,928
01/01/2011 to 12/31/2011	$9.09009	$8.26989	8,851
01/01/2012 to 12/31/2012	$8.26989	$9.05783	2,478
01/01/2013 to 12/31/2013	$9.05783	$10.28211	0
01/01/2014 to 12/31/2014	$10.28211	$10.89104	0
01/01/2015 to 12/31/2015	$10.89104	$10.49955	0
01/01/2016 to 12/31/2016	$10.49955	$11.21344	0
01/01/2017 to 12/31/2017	$11.21344	$12.62900	1,577
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.12120	$6.61064	0
01/01/2009 to 12/31/2009	$6.61064	$7.81157	0
01/01/2010 to 12/31/2010	$7.81157	$8.71761	0
01/01/2011 to 12/31/2011	$8.71761	$8.74895	0
01/01/2012 to 12/31/2012	$8.74895	$10.08181	0
01/01/2013 to 12/31/2013	$10.08181	$12.95070	0
01/01/2014 to 12/31/2014	$12.95070	$14.72465	0
01/01/2015 to 12/31/2015	$14.72465	$14.72263	0
01/01/2016 to 12/31/2016	$14.72263	$16.40243	0
01/01/2017 to 12/31/2017	$16.40243	$19.45239	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99750	$8.81765	0
01/01/2012 to 12/31/2012	$8.81765	$9.67802	0
01/01/2013 to 12/31/2013	$9.67802	$11.49047	0
01/01/2014 to 12/31/2014	$11.49047	$11.87031	0
01/01/2015 to 12/31/2015	$11.87031	$11.53150	0
01/01/2016 to 12/31/2016	$11.53150	$11.89362	0
01/01/2017 to 12/31/2017	$11.89362	$13.63666	0
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.02229	$7.04244	5,132
01/01/2009 to 12/31/2009	$7.04244	$8.42891	7,751
01/01/2010 to 12/31/2010	$8.42891	$9.15067	7,715
01/01/2011 to 12/31/2011	$9.15067	$8.71537	7,765
01/01/2012 to 12/31/2012	$8.71537	$9.32258	6,447
01/01/2013 to 12/31/2013	$9.32258	$10.16792	5,122
01/01/2014 to 12/31/2014	$10.16792	$10.36984	5,120
01/01/2015 to 12/31/2015	$10.36984	$10.04204	5,119
01/01/2016 to 12/31/2016	$10.04204	$10.21054	5,117
01/01/2017 to 12/31/2017	$10.21054	$11.51301	5,115
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.48686	$7.21878	1,469
01/01/2009 to 12/31/2009	$7.21878	$8.88237	1,466
01/01/2010 to 12/31/2010	$8.88237	$9.85189	1,464
01/01/2011 to 12/31/2011	$9.85189	$9.32846	1,462
01/01/2012 to 12/31/2012	$9.32846	$10.48702	4,117
01/01/2013 to 12/31/2013	$10.48702	$12.00964	1,459
01/01/2014 to 12/31/2014	$12.00964	$12.28212	1,457
01/01/2015 to 12/31/2015	$12.28212	$11.84903	1,456
01/01/2016 to 12/31/2016	$11.84903	$12.27822	1,454
01/01/2017 to 04/28/2017	$12.27822	$12.71463	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.46315	$7.76188	0
01/01/2009 to 12/31/2009	$7.76188	$9.59308	0
01/01/2010 to 12/31/2010	$9.59308	$10.40469	0
01/01/2011 to 12/31/2011	$10.40469	$9.75183	0
01/01/2012 to 12/31/2012	$9.75183	$10.51223	0
01/01/2013 to 12/31/2013	$10.51223	$11.66549	0
01/01/2014 to 12/31/2014	$11.66549	$11.65907	0
01/01/2015 to 10/16/2015	$11.65907	$11.21672	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.80086	$6.94158	0
01/01/2009 to 12/31/2009	$6.94158	$8.93256	0
01/01/2010 to 12/31/2010	$8.93256	$11.48487	0
01/01/2011 to 12/31/2011	$11.48487	$9.67996	0
01/01/2012 to 12/31/2012	$9.67996	$11.27386	0
01/01/2013 to 12/31/2013	$11.27386	$15.39892	0
01/01/2014 to 12/31/2014	$15.39892	$15.67495	0
01/01/2015 to 12/31/2015	$15.67495	$15.40763	0
01/01/2016 to 12/31/2016	$15.40763	$16.09717	0
01/01/2017 to 12/31/2017	$16.09717	$19.93980	0
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.70787	$7.38159	0
01/01/2009 to 12/31/2009	$7.38159	$9.58800	0
01/01/2010 to 12/31/2010	$9.58800	$12.68769	0
01/01/2011 to 12/31/2011	$12.68769	$12.18718	0
01/01/2012 to 12/31/2012	$12.18718	$13.26025	0
01/01/2013 to 12/31/2013	$13.26025	$17.38689	0
01/01/2014 to 12/31/2014	$17.38689	$17.50930	0
01/01/2015 to 12/31/2015	$17.50930	$17.11733	0
01/01/2016 to 12/31/2016	$17.11733	$18.61035	0
01/01/2017 to 12/31/2017	$18.61035	$22.37143	0
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.22238	$7.65044	0
01/01/2009 to 12/31/2009	$7.65044	$9.42475	0
01/01/2010 to 12/31/2010	$9.42475	$11.51877	0
01/01/2011 to 12/31/2011	$11.51877	$10.50586	0
01/01/2012 to 12/31/2012	$10.50586	$12.04083	0
01/01/2013 to 12/31/2013	$12.04083	$16.04827	0
01/01/2014 to 12/31/2014	$16.04827	$16.38706	0
01/01/2015 to 12/31/2015	$16.38706	$15.21026	0
01/01/2016 to 12/31/2016	$15.21026	$19.06416	0
01/01/2017 to 12/31/2017	$19.06416	$19.85248	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.52169	$8.27628	0
01/01/2009 to 12/31/2009	$8.27628	$9.96590	0
01/01/2010 to 12/31/2010	$9.96590	$10.78211	0
01/01/2011 to 12/31/2011	$10.78211	$10.66679	0
01/01/2012 to 12/31/2012	$10.66679	$11.74262	1,050
01/01/2013 to 12/31/2013	$11.74262	$13.30775	1,990
01/01/2014 to 12/31/2014	$13.30775	$13.66750	1,922
01/01/2015 to 12/31/2015	$13.66750	$13.26295	1,836
01/01/2016 to 12/31/2016	$13.26295	$13.83663	1,658
01/01/2017 to 12/31/2017	$13.83663	$15.49082	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.22471	$6.32721	0
01/01/2009 to 12/31/2009	$6.32721	$7.59785	0
01/01/2010 to 12/31/2010	$7.59785	$8.34616	0
01/01/2011 to 12/31/2011	$8.34616	$7.96347	0
01/01/2012 to 12/31/2012	$7.96347	$9.05661	0
01/01/2013 to 12/31/2013	$9.05661	$11.39287	0
01/01/2014 to 12/31/2014	$11.39287	$11.87628	0
01/01/2015 to 10/16/2015	$11.87628	$10.89077	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.89258	$7.43211	0
01/01/2009 to 12/31/2009	$7.43211	$11.05692	0
01/01/2010 to 12/31/2010	$11.05692	$12.42115	0
01/01/2011 to 12/31/2011	$12.42115	$11.84489	0
01/01/2012 to 12/31/2012	$11.84489	$13.50902	0
01/01/2013 to 12/31/2013	$13.50902	$18.87308	0
01/01/2014 to 12/31/2014	$18.87308	$19.83469	0
01/01/2015 to 12/31/2015	$19.83469	$21.08351	0
01/01/2016 to 12/31/2016	$21.08351	$21.00458	0
01/01/2017 to 12/31/2017	$21.00458	$28.09631	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.27638	$7.46586	0
01/01/2009 to 12/31/2009	$7.46586	$8.56414	0
01/01/2010 to 12/31/2010	$8.56414	$9.34097	0
01/01/2011 to 12/31/2011	$9.34097	$9.01664	0
01/01/2012 to 12/31/2012	$9.01664	$9.91773	0
01/01/2013 to 12/31/2013	$9.91773	$12.95177	0
01/01/2014 to 12/31/2014	$12.95177	$12.75889	0
01/01/2015 to 12/31/2015	$12.75889	$11.62553	0
01/01/2016 to 12/31/2016	$11.62553	$11.96872	0
01/01/2017 to 12/31/2017	$11.96872	$13.53258	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$17.77786	$8.62401	0
01/01/2009 to 12/31/2009	$8.62401	$12.49350	0
01/01/2010 to 12/31/2010	$12.49350	$14.59786	0
01/01/2011 to 12/31/2011	$14.59786	$12.04793	0
01/01/2012 to 12/31/2012	$12.04793	$12.10845	0
01/01/2013 to 12/31/2013	$12.10845	$13.55178	0
01/01/2014 to 12/31/2014	$13.55178	$12.04589	0
01/01/2015 to 12/31/2015	$12.04589	$9.43464	0
01/01/2016 to 12/31/2016	$9.43464	$11.40524	0
01/01/2017 to 12/31/2017	$11.40524	$12.20434	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.24254	$9.69332	0
01/01/2009 to 12/31/2009	$9.69332	$10.54179	0
01/01/2010 to 12/31/2010	$10.54179	$10.81292	0
01/01/2011 to 12/31/2011	$10.81292	$10.92173	0
01/01/2012 to 12/31/2012	$10.92173	$11.14710	0
01/01/2013 to 12/31/2013	$11.14710	$10.40683	0
01/01/2014 to 12/31/2014	$10.40683	$10.15073	0
01/01/2015 to 12/31/2015	$10.15073	$9.39148	0
01/01/2016 to 12/31/2016	$9.39148	$9.50745	0
01/01/2017 to 12/31/2017	$9.50745	$9.41128	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.30515	$6.78480	0
01/01/2009 to 12/31/2009	$6.78480	$9.14039	0
01/01/2010 to 12/31/2010	$9.14039	$10.95964	0
01/01/2011 to 12/31/2011	$10.95964	$10.26440	0
01/01/2012 to 12/31/2012	$10.26440	$11.78889	0
01/01/2013 to 12/31/2013	$11.78889	$15.14211	0
01/01/2014 to 12/31/2014	$15.14211	$16.88657	0
01/01/2015 to 12/31/2015	$16.88657	$15.29742	0
01/01/2016 to 12/31/2016	$15.29742	$16.91650	0
01/01/2017 to 12/31/2017	$16.91650	$19.45142	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.90847	$6.66150	0
01/01/2009 to 12/31/2009	$6.66150	$8.29895	0
01/01/2010 to 12/31/2010	$8.29895	$9.22834	0
01/01/2011 to 12/31/2011	$9.22834	$8.64252	0
01/01/2012 to 12/31/2012	$8.64252	$9.30552	331
01/01/2013 to 12/31/2013	$9.30552	$10.87714	0
01/01/2014 to 12/31/2014	$10.87714	$11.13150	0
01/01/2015 to 12/31/2015	$11.13150	$10.72921	0
01/01/2016 to 12/31/2016	$10.72921	$11.08717	0
01/01/2017 to 12/31/2017	$11.08717	$12.21759	0
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.96257	$9.16004	0
01/01/2009 to 12/31/2009	$9.16004	$9.91861	0
01/01/2010 to 12/31/2010	$9.91861	$10.37131	0
01/01/2011 to 12/31/2011	$10.37131	$10.66696	0
01/01/2012 to 12/31/2012	$10.66696	$11.15888	0
01/01/2013 to 12/31/2013	$11.15888	$10.66254	0
01/01/2014 to 12/31/2014	$10.66254	$11.08711	0
01/01/2015 to 12/31/2015	$11.08711	$10.88748	0
01/01/2016 to 12/31/2016	$10.88748	$11.10563	0
01/01/2017 to 12/31/2017	$11.10563	$11.45296	0
Evergreen VA Growth Fund
01/01/2008 to 12/31/2008	$13.13931	$7.50254	0
01/01/2009 to 12/31/2009	$7.50254	$10.17213	0
01/01/2010 to 07/16/2010	$10.17213	$9.88715	0
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$14.49684	$8.22758	0
01/01/2009 to 12/31/2009	$8.22758	$9.25320	0
01/01/2010 to 07/16/2010	$9.25320	$8.72470	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$11.72133	$8.27727	0
01/01/2009 to 12/31/2009	$8.27727	$11.55923	0
01/01/2010 to 07/16/2010	$11.55923	$10.71842	0
First Trust Target Focus Four Portfolio
01/01/2008 to 12/31/2008	$10.07388	$5.48851	0
01/01/2009 to 12/31/2009	$5.48851	$6.85673	0
01/01/2010 to 12/31/2010	$6.85673	$7.91432	0
01/01/2011 to 12/31/2011	$7.91432	$6.83971	0
01/01/2012 to 12/31/2012	$6.83971	$7.55172	0
01/01/2013 to 12/31/2013	$7.55172	$9.60166	0
01/01/2014 to 04/25/2014	$9.60166	$9.85594	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07773	$6.58154	0
01/01/2009 to 12/31/2009	$6.58154	$8.30360	0
01/01/2010 to 12/31/2010	$8.30360	$8.87948	0
01/01/2011 to 12/31/2011	$8.87948	$8.46964	0
01/01/2012 to 09/21/2012	$8.46964	$9.39402	0
Global Dividend Target 15 Portfolio
01/01/2008 to 12/31/2008	$15.98613	$8.87215	0
01/01/2009 to 12/31/2009	$8.87215	$12.13999	0
01/01/2010 to 12/31/2010	$12.13999	$12.92116	0
01/01/2011 to 12/31/2011	$12.92116	$11.59497	0
01/01/2012 to 12/31/2012	$11.59497	$14.09958	0
01/01/2013 to 12/31/2013	$14.09958	$15.63860	0
01/01/2014 to 04/25/2014	$15.63860	$15.23895	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03234	$8.09318	0
01/01/2012 to 04/27/2012	$8.09318	$9.13346	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99260	$9.03708	0
01/01/2012 to 12/31/2012	$9.03708	$10.40676	0
01/01/2013 to 12/31/2013	$10.40676	$13.22771	0
01/01/2014 to 12/31/2014	$13.22771	$14.47694	0
01/01/2015 to 12/31/2015	$14.47694	$14.33292	0
01/01/2016 to 12/31/2016	$14.33292	$15.96386	0
01/01/2017 to 12/31/2017	$15.96386	$16.81422	0
Invesco V.I. Dynamics Fund - Series I
01/01/2008 to 12/31/2008	$13.23082	$6.66306	0
01/01/2009 to 12/31/2009	$6.66306	$9.20635	0
01/01/2010 to 12/31/2010	$9.20635	$11.05798	0
01/01/2011 to 04/29/2011	$11.05798	$12.25985	0
Invesco V.I. Financial Services Fund - Series I
01/01/2008 to 12/31/2008	$9.05370	$3.56103	0
01/01/2009 to 12/31/2009	$3.56103	$4.40155	0
01/01/2010 to 12/31/2010	$4.40155	$4.71004	0
01/01/2011 to 04/29/2011	$4.71004	$4.94639	0
Invesco V.I. Global Health Care Fund - Series I
01/01/2008 to 12/31/2008	$12.23010	$8.46760	0
01/01/2009 to 12/31/2009	$8.46760	$10.48674	0
01/01/2010 to 12/31/2010	$10.48674	$10.71071	0
01/01/2011 to 12/31/2011	$10.71071	$10.80036	0
01/01/2012 to 12/31/2012	$10.80036	$12.66503	0
01/01/2013 to 12/31/2013	$12.66503	$17.26609	0
01/01/2014 to 12/31/2014	$17.26609	$20.04249	0
01/01/2015 to 12/31/2015	$20.04249	$20.05606	0
01/01/2016 to 12/31/2016	$20.05606	$17.22597	0
01/01/2017 to 12/31/2017	$17.22597	$19.35542	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04955	$9.67451	0
01/01/2013 to 12/31/2013	$9.67451	$12.85819	0
01/01/2014 to 12/31/2014	$12.85819	$13.47479	0
01/01/2015 to 12/31/2015	$13.47479	$13.22814	0
01/01/2016 to 12/31/2016	$13.22814	$12.92924	0
01/01/2017 to 12/31/2017	$12.92924	$15.36355	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Technology Fund - Series I
01/01/2008 to 12/31/2008	$11.86820	$6.38826	0
01/01/2009 to 12/31/2009	$6.38826	$9.75350	0
01/01/2010 to 12/31/2010	$9.75350	$11.47685	0
01/01/2011 to 12/31/2011	$11.47685	$10.57056	0
01/01/2012 to 12/31/2012	$10.57056	$11.40915	0
01/01/2013 to 12/31/2013	$11.40915	$13.84968	0
01/01/2014 to 12/31/2014	$13.84968	$14.91893	0
01/01/2015 to 12/31/2015	$14.91893	$15.45751	0
01/01/2016 to 12/31/2016	$15.45751	$14.88163	0
01/01/2017 to 12/31/2017	$14.88163	$19.50878	0
NASDAQ Target 15 Portfolio
01/01/2008 to 12/31/2008	$13.40255	$6.38387	0
01/01/2009 to 12/31/2009	$6.38387	$7.24134	0
01/01/2010 to 12/31/2010	$7.24134	$9.15832	0
01/01/2011 to 12/31/2011	$9.15832	$8.99914	0
01/01/2012 to 12/31/2012	$8.99914	$9.86275	0
01/01/2013 to 12/31/2013	$9.86275	$14.23800	0
01/01/2014 to 04/25/2014	$14.23800	$14.12519	0
NVIT Developing Markets Fund
01/01/2008 to 12/31/2008	$21.67030	$8.85698	0
01/01/2009 to 12/31/2009	$8.85698	$13.93761	0
01/01/2010 to 12/31/2010	$13.93761	$15.70222	0
01/01/2011 to 12/31/2011	$15.70222	$11.81885	0
01/01/2012 to 12/31/2012	$11.81885	$13.38747	0
01/01/2013 to 12/31/2013	$13.38747	$12.98993	0
01/01/2014 to 12/31/2014	$12.98993	$11.86325	0
01/01/2015 to 12/31/2015	$11.86325	$9.62913	0
01/01/2016 to 08/05/2016	$9.62913	$10.46232	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12608	$9.67532	0
01/01/2017 to 12/31/2017	$9.67532	$13.24332	0
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$21.48456	$10.24765	0
01/01/2009 to 12/31/2009	$10.24765	$15.32804	0
01/01/2010 to 12/31/2010	$15.32804	$16.93638	0
01/01/2011 to 12/31/2011	$16.93638	$11.99354	0
01/01/2012 to 12/31/2012	$11.99354	$13.43327	0
01/01/2013 to 12/31/2013	$13.43327	$14.98126	0
01/01/2014 to 12/31/2014	$14.98126	$14.30372	0
01/01/2015 to 12/31/2015	$14.30372	$12.57298	0
01/01/2016 to 12/31/2016	$12.57298	$12.27486	0
01/01/2017 to 12/31/2017	$12.27486	$15.82297	0
ProFund VP Banks
01/01/2008 to 12/31/2008	$7.97534	$4.10596	0
01/01/2009 to 12/31/2009	$4.10596	$3.81365	0
01/01/2010 to 12/31/2010	$3.81365	$4.00776	0
01/01/2011 to 12/31/2011	$4.00776	$2.84755	0
01/01/2012 to 12/31/2012	$2.84755	$3.68457	0
01/01/2013 to 12/31/2013	$3.68457	$4.76981	0
01/01/2014 to 12/31/2014	$4.76981	$5.10676	0
01/01/2015 to 12/31/2015	$5.10676	$4.93200	0
01/01/2016 to 12/31/2016	$4.93200	$5.89581	0
01/01/2017 to 12/31/2017	$5.89581	$6.74432	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$13.45852	$6.34093	0
01/01/2009 to 12/31/2009	$6.34093	$9.98701	0
01/01/2010 to 12/31/2010	$9.98701	$12.56456	0
01/01/2011 to 12/31/2011	$12.56456	$10.21956	0
01/01/2012 to 12/31/2012	$10.21956	$10.75336	0
01/01/2013 to 12/31/2013	$10.75336	$12.35337	0
01/01/2014 to 12/31/2014	$12.35337	$12.18468	0
01/01/2015 to 12/31/2015	$12.18468	$10.17341	0
01/01/2016 to 12/31/2016	$10.17341	$11.69398	0
01/01/2017 to 12/31/2017	$11.69398	$13.94861	0
ProFund VP Bear
01/01/2008 to 12/31/2008	$8.35285	$11.33729	0
01/01/2009 to 12/31/2009	$11.33729	$7.93226	0
01/01/2010 to 12/31/2010	$7.93226	$6.32469	0
01/01/2011 to 12/31/2011	$6.32469	$5.59030	0
01/01/2012 to 12/31/2012	$5.59030	$4.52215	0
01/01/2013 to 12/31/2013	$4.52215	$3.22168	0
01/01/2014 to 12/31/2014	$3.22168	$2.67977	0
01/01/2015 to 12/31/2015	$2.67977	$2.47138	0
01/01/2016 to 12/31/2016	$2.47138	$2.08449	0
01/01/2017 to 12/31/2017	$2.08449	$1.65877	0
ProFund VP Biotechnology
01/01/2008 to 12/31/2008	$12.02658	$11.88071	0
01/01/2009 to 12/31/2009	$11.88071	$11.95266	0
01/01/2010 to 12/31/2010	$11.95266	$12.18556	0
01/01/2011 to 12/31/2011	$12.18556	$12.59617	0
01/01/2012 to 12/31/2012	$12.59617	$17.19123	0
01/01/2013 to 12/31/2013	$17.19123	$28.08540	0
01/01/2014 to 12/31/2014	$28.08540	$35.34206	0
01/01/2015 to 12/31/2015	$35.34206	$35.41308	0
01/01/2016 to 12/31/2016	$35.41308	$29.03593	0
01/01/2017 to 12/31/2017	$29.03593	$34.51711	0
ProFund VP Bull
01/01/2008 to 12/31/2008	$11.20584	$6.77480	0
01/01/2009 to 12/31/2009	$6.77480	$8.17139	0
01/01/2010 to 12/31/2010	$8.17139	$8.92331	0
01/01/2011 to 12/31/2011	$8.92331	$8.65614	0
01/01/2012 to 12/31/2012	$8.65614	$9.56201	0
01/01/2013 to 12/31/2013	$9.56201	$12.03526	0
01/01/2014 to 12/31/2014	$12.03526	$13.01310	0
01/01/2015 to 12/31/2015	$13.01310	$12.56491	0
01/01/2016 to 12/31/2016	$12.56491	$13.36649	0
01/01/2017 to 12/31/2017	$13.36649	$15.47482	0
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$11.09428	$7.88654	0
01/01/2009 to 12/31/2009	$7.88654	$9.29978	0
01/01/2010 to 12/31/2010	$9.29978	$10.58718	0
01/01/2011 to 12/31/2011	$10.58718	$10.98369	0
01/01/2012 to 12/31/2012	$10.98369	$11.81043	0
01/01/2013 to 12/31/2013	$11.81043	$14.71579	0
01/01/2014 to 12/31/2014	$14.71579	$15.73423	0
01/01/2015 to 12/31/2015	$15.73423	$15.89771	0
01/01/2016 to 12/31/2016	$15.89771	$15.96860	0
01/01/2017 to 12/31/2017	$15.96860	$17.82316	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$9.34244	$6.21791	0
01/01/2009 to 12/31/2009	$6.21791	$7.88936	0
01/01/2010 to 12/31/2010	$7.88936	$9.28973	0
01/01/2011 to 12/31/2011	$9.28973	$9.50711	0
01/01/2012 to 12/31/2012	$9.50711	$11.25932	0
01/01/2013 to 12/31/2013	$11.25932	$15.27614	0
01/01/2014 to 12/31/2014	$15.27614	$16.66421	0
01/01/2015 to 12/31/2015	$16.66421	$16.92226	0
01/01/2016 to 12/31/2016	$16.92226	$17.10309	0
01/01/2017 to 12/31/2017	$17.10309	$19.63897	0
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$13.19224	$7.16485	0
01/01/2009 to 12/31/2009	$7.16485	$9.19422	0
01/01/2010 to 12/31/2010	$9.19422	$9.15341	0
01/01/2011 to 12/31/2011	$9.15341	$8.09022	0
01/01/2012 to 12/31/2012	$8.09022	$9.14929	0
01/01/2013 to 12/31/2013	$9.14929	$10.79501	0
01/01/2014 to 12/31/2014	$10.79501	$9.56557	0
01/01/2015 to 12/31/2015	$9.56557	$8.26912	0
01/01/2016 to 12/31/2016	$8.26912	$8.64813	0
01/01/2017 to 12/31/2017	$8.64813	$10.04322	0
ProFund VP Financials
01/01/2008 to 12/31/2008	$9.40037	$4.50905	0
01/01/2009 to 12/31/2009	$4.50905	$5.03009	0
01/01/2010 to 12/31/2010	$5.03009	$5.41261	0
01/01/2011 to 12/31/2011	$5.41261	$4.52410	0
01/01/2012 to 12/31/2012	$4.52410	$5.47336	0
01/01/2013 to 12/31/2013	$5.47336	$7.01229	0
01/01/2014 to 12/31/2014	$7.01229	$7.68060	0
01/01/2015 to 12/31/2015	$7.68060	$7.33886	0
01/01/2016 to 12/31/2016	$7.33886	$8.21000	0
01/01/2017 to 12/31/2017	$8.21000	$9.41311	0
ProFund VP Health Care
01/01/2008 to 12/31/2008	$11.03878	$8.10602	0
01/01/2009 to 12/31/2009	$8.10602	$9.40057	0
01/01/2010 to 12/31/2010	$9.40057	$9.37796	0
01/01/2011 to 12/31/2011	$9.37796	$10.01706	0
01/01/2012 to 12/31/2012	$10.01706	$11.40705	0
01/01/2013 to 12/31/2013	$11.40705	$15.46426	0
01/01/2014 to 12/31/2014	$15.46426	$18.55556	0
01/01/2015 to 12/31/2015	$18.55556	$18.90301	0
01/01/2016 to 12/31/2016	$18.90301	$17.59415	0
01/01/2017 to 12/31/2017	$17.59415	$20.63811	0
ProFund VP Industrials
01/01/2008 to 12/31/2008	$11.80968	$6.81700	0
01/01/2009 to 12/31/2009	$6.81700	$8.20598	0
01/01/2010 to 12/31/2010	$8.20598	$9.85040	0
01/01/2011 to 12/31/2011	$9.85040	$9.38481	0
01/01/2012 to 12/31/2012	$9.38481	$10.54097	0
01/01/2013 to 12/31/2013	$10.54097	$14.12970	0
01/01/2014 to 12/31/2014	$14.12970	$14.47015	0
01/01/2015 to 12/31/2015	$14.47015	$13.55587	0
01/01/2016 to 12/31/2016	$13.55587	$15.45770	0
01/01/2017 to 12/31/2017	$15.45770	$18.35414	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2008 to 12/31/2008	$13.35936	$7.14881	0
01/01/2009 to 12/31/2009	$7.14881	$12.29329	0
01/01/2010 to 12/31/2010	$12.29329	$16.13150	0
01/01/2011 to 12/31/2011	$16.13150	$14.56714	0
01/01/2012 to 12/31/2012	$14.56714	$16.92172	0
01/01/2013 to 12/31/2013	$16.92172	$24.90230	0
01/01/2014 to 12/31/2014	$24.90230	$24.42604	0
01/01/2015 to 12/31/2015	$24.42604	$28.51561	0
01/01/2016 to 12/31/2016	$28.51561	$29.19211	0
01/01/2017 to 12/31/2017	$29.19211	$38.52867	0
ProFund VP Japan
01/01/2008 to 12/31/2008	$12.55587	$7.20428	0
01/01/2009 to 12/31/2009	$7.20428	$7.70983	0
01/01/2010 to 12/31/2010	$7.70983	$6.99001	0
01/01/2011 to 12/31/2011	$6.99001	$5.52343	0
01/01/2012 to 12/31/2012	$5.52343	$6.58680	0
01/01/2013 to 12/31/2013	$6.58680	$9.47121	0
01/01/2014 to 12/31/2014	$9.47121	$9.48341	0
01/01/2015 to 12/31/2015	$9.48341	$9.73329	0
01/01/2016 to 12/31/2016	$9.73329	$9.48120	0
01/01/2017 to 12/31/2017	$9.48120	$10.89480	0
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$10.95794	$6.85360	0
01/01/2009 to 12/31/2009	$6.85360	$8.62467	0
01/01/2010 to 12/31/2010	$8.62467	$9.46915	0
01/01/2011 to 12/31/2011	$9.46915	$9.47310	0
01/01/2012 to 12/31/2012	$9.47310	$10.35701	0
01/01/2013 to 12/31/2013	$10.35701	$13.12718	0
01/01/2014 to 12/31/2014	$13.12718	$14.37948	0
01/01/2015 to 12/31/2015	$14.37948	$14.47215	0
01/01/2016 to 12/31/2016	$14.47215	$14.74322	0
01/01/2017 to 12/31/2017	$14.74322	$17.91962	0
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$11.40366	$6.58526	0
01/01/2009 to 12/31/2009	$6.58526	$7.63107	0
01/01/2010 to 12/31/2010	$7.63107	$8.35681	0
01/01/2011 to 12/31/2011	$8.35681	$8.00286	0
01/01/2012 to 12/31/2012	$8.00286	$8.95938	0
01/01/2013 to 12/31/2013	$8.95938	$11.28863	0
01/01/2014 to 12/31/2014	$11.28863	$12.09696	0
01/01/2015 to 12/31/2015	$12.09696	$11.17834	0
01/01/2016 to 12/31/2016	$11.17834	$12.51735	0
01/01/2017 to 12/31/2017	$12.51735	$13.77427	0
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$11.75782	$6.97838	0
01/01/2009 to 12/31/2009	$6.97838	$9.36281	0
01/01/2010 to 12/31/2010	$9.36281	$11.66314	0
01/01/2011 to 12/31/2011	$11.66314	$10.98643	0
01/01/2012 to 12/31/2012	$10.98643	$12.29527	0
01/01/2013 to 12/31/2013	$12.29527	$15.56721	0
01/01/2014 to 12/31/2014	$15.56721	$15.98964	0
01/01/2015 to 12/31/2015	$15.98964	$15.55391	0
01/01/2016 to 12/31/2016	$15.55391	$17.03144	0
01/01/2017 to 12/31/2017	$17.03144	$19.54659	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$11.30706	$6.98637	0
01/01/2009 to 12/31/2009	$6.98637	$8.86886	0
01/01/2010 to 12/31/2010	$8.86886	$10.36247	0
01/01/2011 to 12/31/2011	$10.36247	$9.65756	0
01/01/2012 to 12/31/2012	$9.65756	$10.91901	0
01/01/2013 to 12/31/2013	$10.91901	$13.99775	0
01/01/2014 to 12/31/2014	$13.99775	$14.96075	0
01/01/2015 to 12/31/2015	$14.96075	$13.31828	0
01/01/2016 to 12/31/2016	$13.31828	$16.06464	0
01/01/2017 to 12/31/2017	$16.06464	$17.23726	0
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$12.31453	$6.86995	0
01/01/2009 to 12/31/2009	$6.86995	$10.12967	0
01/01/2010 to 12/31/2010	$10.12967	$11.61880	0
01/01/2011 to 12/31/2011	$11.61880	$11.43491	0
01/01/2012 to 12/31/2012	$11.43491	$12.89149	0
01/01/2013 to 12/31/2013	$12.89149	$16.79102	0
01/01/2014 to 12/31/2014	$16.79102	$19.05728	0
01/01/2015 to 12/31/2015	$19.05728	$19.86366	0
01/01/2016 to 12/31/2016	$19.86366	$20.28230	0
01/01/2017 to 12/31/2017	$20.28230	$25.65175	0
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$16.42117	$10.04245	0
01/01/2009 to 12/31/2009	$10.04245	$11.25086	0
01/01/2010 to 12/31/2010	$11.25086	$12.85207	0
01/01/2011 to 12/31/2011	$12.85207	$12.74729	0
01/01/2012 to 12/31/2012	$12.74729	$12.72215	0
01/01/2013 to 12/31/2013	$12.72215	$15.31114	0
01/01/2014 to 12/31/2014	$15.31114	$13.23743	0
01/01/2015 to 12/31/2015	$13.23743	$9.83878	0
01/01/2016 to 12/31/2016	$9.83878	$11.85269	0
01/01/2017 to 12/31/2017	$11.85269	$11.13308	0
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$10.19142	$7.95696	0
01/01/2009 to 12/31/2009	$7.95696	$9.02235	0
01/01/2010 to 12/31/2010	$9.02235	$8.79350	0
01/01/2011 to 12/31/2011	$8.79350	$9.90646	0
01/01/2012 to 12/31/2012	$9.90646	$10.74766	0
01/01/2013 to 12/31/2013	$10.74766	$13.72262	0
01/01/2014 to 12/31/2014	$13.72262	$15.88809	0
01/01/2015 to 12/31/2015	$15.88809	$16.09619	0
01/01/2016 to 12/31/2016	$16.09619	$15.03161	0
01/01/2017 to 12/31/2017	$15.03161	$16.09220	0
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$14.83784	$9.96486	0
01/01/2009 to 12/31/2009	$9.96486	$13.07998	0
01/01/2010 to 12/31/2010	$13.07998	$16.86604	0
01/01/2011 to 12/31/2011	$16.86604	$13.21708	0
01/01/2012 to 12/31/2012	$13.21708	$10.95460	0
01/01/2013 to 12/31/2013	$10.95460	$6.59355	0
01/01/2014 to 12/31/2014	$6.59355	$4.86902	0
01/01/2015 to 12/31/2015	$4.86902	$3.17113	0
01/01/2016 to 12/31/2016	$3.17113	$4.79341	0
01/01/2017 to 12/31/2017	$4.79341	$4.89547	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$11.19576	$6.37876	0
01/01/2009 to 12/31/2009	$6.37876	$7.91329	0
01/01/2010 to 12/31/2010	$7.91329	$9.57147	0
01/01/2011 to 12/31/2011	$9.57147	$9.72590	0
01/01/2012 to 12/31/2012	$9.72590	$11.05359	0
01/01/2013 to 12/31/2013	$11.05359	$10.73190	0
01/01/2014 to 12/31/2014	$10.73190	$13.01445	0
01/01/2015 to 12/31/2015	$13.01445	$12.66489	0
01/01/2016 to 12/31/2016	$12.66489	$12.98951	0
01/01/2017 to 12/31/2017	$12.98951	$13.61529	0
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$8.92416	$5.36907	0
01/01/2009 to 12/31/2009	$5.36907	$6.88410	0
01/01/2010 to 12/31/2010	$6.88410	$5.60720	0
01/01/2011 to 12/31/2011	$5.60720	$3.39937	0
01/01/2012 to 12/31/2012	$3.39937	$3.06835	0
01/01/2013 to 12/31/2013	$3.06835	$3.46667	0
01/01/2014 to 12/31/2014	$3.46667	$2.34510	0
01/01/2015 to 12/31/2015	$2.34510	$2.23860	0
01/01/2016 to 12/31/2016	$2.23860	$2.05945	0
01/01/2017 to 12/31/2017	$2.05945	$1.75988	0
ProFund VP Semiconductor
01/01/2008 to 12/31/2008	$9.96736	$4.85358	0
01/01/2009 to 12/31/2009	$4.85358	$7.72047	0
01/01/2010 to 12/31/2010	$7.72047	$8.41816	0
01/01/2011 to 12/31/2011	$8.41816	$7.84759	0
01/01/2012 to 12/31/2012	$7.84759	$7.29417	0
01/01/2013 to 12/31/2013	$7.29417	$9.44407	0
01/01/2014 to 12/31/2014	$9.44407	$12.32416	0
01/01/2015 to 12/31/2015	$12.32416	$11.61057	0
01/01/2016 to 12/31/2016	$11.61057	$14.38419	0
01/01/2017 to 12/31/2017	$14.38419	$18.91564	0
ProFund VP Short Mid-Cap
01/01/2008 to 12/31/2008	$7.87266	$10.06733	0
01/01/2009 to 12/31/2009	$10.06733	$6.30889	0
01/01/2010 to 12/31/2010	$6.30889	$4.53782	0
01/01/2011 to 12/31/2011	$4.53782	$4.03991	0
01/01/2012 to 12/31/2012	$4.03991	$3.17570	0
01/01/2013 to 12/31/2013	$3.17570	$2.22713	0
01/01/2014 to 12/31/2014	$2.22713	$1.89175	0
01/01/2015 to 12/31/2015	$1.89175	$1.80364	0
01/01/2016 to 12/31/2016	$1.80364	$1.39640	0
01/01/2017 to 12/31/2017	$1.39640	$1.15338	0
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$7.50313	$10.78382	0
01/01/2009 to 12/31/2009	$10.78382	$6.20679	0
01/01/2010 to 12/31/2010	$6.20679	$4.74492	0
01/01/2011 to 12/31/2011	$4.74492	$4.12070	0
01/01/2012 to 12/31/2012	$4.12070	$3.24547	0
01/01/2013 to 12/31/2013	$3.24547	$2.22237	0
01/01/2014 to 12/31/2014	$2.22237	$1.73786	0
01/01/2015 to 12/31/2015	$1.73786	$1.46581	0
01/01/2016 to 12/31/2016	$1.46581	$1.27890	0
01/01/2017 to 12/31/2017	$1.27890	$0.92743	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2008 to 12/31/2008	$7.95303	$9.57250	0
01/01/2009 to 12/31/2009	$9.57250	$6.27920	0
01/01/2010 to 12/31/2010	$6.27920	$4.32771	0
01/01/2011 to 12/31/2011	$4.32771	$3.81658	0
01/01/2012 to 12/31/2012	$3.81658	$2.99975	0
01/01/2013 to 12/31/2013	$2.99975	$2.00024	0
01/01/2014 to 12/31/2014	$2.00024	$1.76113	0
01/01/2015 to 12/31/2015	$1.76113	$1.69424	0
01/01/2016 to 12/31/2016	$1.69424	$1.28856	0
01/01/2017 to 12/31/2017	$1.28856	$1.07253	0
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$11.14664	$7.13231	0
01/01/2009 to 12/31/2009	$7.13231	$8.72886	0
01/01/2010 to 12/31/2010	$8.72886	$10.64535	0
01/01/2011 to 12/31/2011	$10.64535	$10.45884	0
01/01/2012 to 12/31/2012	$10.45884	$11.41074	0
01/01/2013 to 12/31/2013	$11.41074	$15.54320	0
01/01/2014 to 12/31/2014	$15.54320	$15.40450	0
01/01/2015 to 12/31/2015	$15.40450	$15.11757	0
01/01/2016 to 12/31/2016	$15.11757	$17.63266	0
01/01/2017 to 12/31/2017	$17.63266	$19.32353	0
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$10.55281	$7.09491	0
01/01/2009 to 12/31/2009	$7.09491	$8.28609	0
01/01/2010 to 12/31/2010	$8.28609	$9.81423	0
01/01/2011 to 12/31/2011	$9.81423	$9.12959	0
01/01/2012 to 12/31/2012	$9.12959	$10.28594	0
01/01/2013 to 12/31/2013	$10.28594	$13.73671	0
01/01/2014 to 12/31/2014	$13.73671	$14.09931	0
01/01/2015 to 12/31/2015	$14.09931	$12.54402	0
01/01/2016 to 12/31/2016	$12.54402	$15.67048	0
01/01/2017 to 12/31/2017	$15.67048	$16.67796	0
ProFund VP Technology
01/01/2008 to 12/31/2008	$12.25922	$6.61656	0
01/01/2009 to 12/31/2009	$6.61656	$10.36042	0
01/01/2010 to 12/31/2010	$10.36042	$11.12841	0
01/01/2011 to 12/31/2011	$11.12841	$10.64784	0
01/01/2012 to 12/31/2012	$10.64784	$11.39230	0
01/01/2013 to 12/31/2013	$11.39230	$13.83463	0
01/01/2014 to 12/31/2014	$13.83463	$15.85070	0
01/01/2015 to 12/31/2015	$15.85070	$15.74460	0
01/01/2016 to 12/31/2016	$15.74460	$17.15892	0
01/01/2017 to 12/31/2017	$17.15892	$22.50274	0
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$13.33161	$8.48026	0
01/01/2009 to 12/31/2009	$8.48026	$8.82788	0
01/01/2010 to 12/31/2010	$8.82788	$9.90651	0
01/01/2011 to 12/31/2011	$9.90651	$9.78936	0
01/01/2012 to 12/31/2012	$9.78936	$11.06337	0
01/01/2013 to 12/31/2013	$11.06337	$12.02673	0
01/01/2014 to 12/31/2014	$12.02673	$11.73190	0
01/01/2015 to 12/31/2015	$11.73190	$11.55313	0
01/01/2016 to 12/31/2016	$11.55313	$13.63476	0
01/01/2017 to 12/31/2017	$13.63476	$12.94592	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$10.42703	$15.14499	0
01/01/2009 to 12/31/2009	$15.14499	$9.89870	0
01/01/2010 to 12/31/2010	$9.89870	$10.57199	0
01/01/2011 to 12/31/2011	$10.57199	$14.71892	0
01/01/2012 to 12/31/2012	$14.71892	$14.41537	0
01/01/2013 to 12/31/2013	$14.41537	$11.31018	0
01/01/2014 to 12/31/2014	$11.31018	$14.96359	0
01/01/2015 to 12/31/2015	$14.96359	$13.69574	0
01/01/2016 to 12/31/2016	$13.69574	$13.24521	0
01/01/2017 to 12/31/2017	$13.24521	$14.06804	0
ProFund VP UltraBull
01/01/2008 to 12/31/2008	$11.96346	$3.78283	0
01/01/2009 to 12/31/2009	$3.78283	$5.30723	0
01/01/2010 to 12/31/2010	$5.30723	$6.28939	0
01/01/2011 to 12/31/2011	$6.28939	$5.80628	0
01/01/2012 to 12/31/2012	$5.80628	$7.26024	0
01/01/2013 to 12/31/2013	$7.26024	$11.83512	0
01/01/2014 to 12/31/2014	$11.83512	$14.14802	0
01/01/2015 to 12/31/2015	$14.14802	$13.32782	0
01/01/2016 to 12/31/2016	$13.32782	$15.33397	0
01/01/2017 to 12/31/2017	$15.33397	$20.97741	0
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$12.55426	$3.95986	0
01/01/2009 to 12/31/2009	$3.95986	$6.36788	0
01/01/2010 to 12/31/2010	$6.36788	$9.24574	0
01/01/2011 to 12/31/2011	$9.24574	$7.74454	0
01/01/2012 to 12/31/2012	$7.74454	$9.95235	0
01/01/2013 to 12/31/2013	$9.95235	$16.47107	0
01/01/2014 to 12/31/2014	$16.47107	$18.42809	0
01/01/2015 to 12/31/2015	$18.42809	$16.23971	0
01/01/2016 to 12/31/2016	$16.23971	$21.72665	0
01/01/2017 to 12/31/2017	$21.72665	$27.15956	0
ProFund VP UltraNASDAQ-100
01/01/2008 to 12/31/2008	$13.99707	$3.69958	0
01/01/2009 to 12/31/2009	$3.69958	$7.87141	0
01/01/2010 to 12/31/2010	$7.87141	$10.32496	0
01/01/2011 to 12/31/2011	$10.32496	$9.89617	0
01/01/2012 to 12/31/2012	$9.89617	$12.83873	0
01/01/2013 to 12/31/2013	$12.83873	$22.29818	0
01/01/2014 to 12/31/2014	$22.29818	$29.38152	0
01/01/2015 to 12/31/2015	$29.38152	$32.37723	0
01/01/2016 to 12/31/2016	$32.37723	$34.11701	0
01/01/2017 to 12/31/2017	$34.11701	$55.71394	0
ProFund VP UltraSmall-Cap
01/01/2008 to 12/31/2008	$10.97043	$3.59760	0
01/01/2009 to 12/31/2009	$3.59760	$4.89163	0
01/01/2010 to 12/31/2010	$4.89163	$7.04354	0
01/01/2011 to 12/31/2011	$7.04354	$5.54554	0
01/01/2012 to 12/31/2012	$5.54554	$6.96648	0
01/01/2013 to 12/31/2013	$6.96648	$12.61422	0
01/01/2014 to 12/31/2014	$12.61422	$12.89380	0
01/01/2015 to 12/31/2015	$12.89380	$10.88391	0
01/01/2016 to 12/31/2016	$10.88391	$14.73874	0
01/01/2017 to 12/31/2017	$14.73874	$17.90096	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$13.77038	$9.25656	0
01/01/2009 to 12/31/2009	$9.25656	$9.94290	0
01/01/2010 to 12/31/2010	$9.94290	$10.21875	0
01/01/2011 to 12/31/2011	$10.21875	$11.64852	0
01/01/2012 to 12/31/2012	$11.64852	$11.31424	0
01/01/2013 to 12/31/2013	$11.31424	$12.43590	0
01/01/2014 to 12/31/2014	$12.43590	$15.18540	0
01/01/2015 to 12/31/2015	$15.18540	$13.78675	0
01/01/2016 to 12/31/2016	$13.78675	$15.39081	0
01/01/2017 to 12/31/2017	$15.39081	$16.51905	0
Prudential SP International Growth Portfolio
01/01/2008 to 12/31/2008	$15.21713	$7.33588	0
01/01/2009 to 12/31/2009	$7.33588	$9.75920	0
01/01/2010 to 12/31/2010	$9.75920	$10.79284	0
01/01/2011 to 12/31/2011	$10.79284	$8.90789	0
01/01/2012 to 12/31/2012	$8.90789	$10.57538	0
01/01/2013 to 12/31/2013	$10.57538	$12.19383	0
01/01/2014 to 12/31/2014	$12.19383	$11.15194	0
01/01/2015 to 12/31/2015	$11.15194	$11.18163	0
01/01/2016 to 12/31/2016	$11.18163	$10.45850	0
01/01/2017 to 12/31/2017	$10.45850	$13.77933	0
S&P Target 24 Portfolio
01/01/2008 to 12/31/2008	$10.56831	$7.38844	0
01/01/2009 to 12/31/2009	$7.38844	$8.15392	0
01/01/2010 to 12/31/2010	$8.15392	$9.43559	0
01/01/2011 to 12/31/2011	$9.43559	$9.93699	0
01/01/2012 to 12/31/2012	$9.93699	$10.54857	0
01/01/2013 to 12/31/2013	$10.54857	$14.54754	0
01/01/2014 to 04/25/2014	$14.54754	$14.28869	0
Target Managed VIP Portfolio
01/01/2008 to 12/31/2008	$11.98221	$6.41314	0
01/01/2009 to 12/31/2009	$6.41314	$7.02905	0
01/01/2010 to 12/31/2010	$7.02905	$8.12245	0
01/01/2011 to 12/31/2011	$8.12245	$7.74701	0
01/01/2012 to 12/31/2012	$7.74701	$8.49246	0
01/01/2013 to 12/31/2013	$8.49246	$11.18611	0
01/01/2014 to 04/25/2014	$11.18611	$11.06715	0
The DOW DART 10 Portfolio
01/01/2008 to 12/31/2008	$11.33416	$7.85982	0
01/01/2009 to 12/31/2009	$7.85982	$8.68724	0
01/01/2010 to 12/31/2010	$8.68724	$9.83793	0
01/01/2011 to 12/31/2011	$9.83793	$10.27985	0
01/01/2012 to 12/31/2012	$10.27985	$11.04202	0
01/01/2013 to 12/31/2013	$11.04202	$14.01500	0
01/01/2014 to 04/25/2014	$14.01500	$13.73809	0
The DOW Target Dividend Portfolio
01/01/2008 to 12/31/2008	$10.86813	$6.26710	0
01/01/2009 to 12/31/2009	$6.26710	$6.93750	0
01/01/2010 to 12/31/2010	$6.93750	$7.83996	0
01/01/2011 to 12/31/2011	$7.83996	$8.06228	0
01/01/2012 to 12/31/2012	$8.06228	$8.25511	0
01/01/2013 to 12/31/2013	$8.25511	$10.26482	0
01/01/2014 to 04/25/2014	$10.26482	$10.56703	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Value Line Target 25 Portfolio
01/01/2008 to 12/31/2008	$12.70630	$5.56744	0
01/01/2009 to 12/31/2009	$5.56744	$5.78468	0
01/01/2010 to 12/31/2010	$5.78468	$7.31840	0
01/01/2011 to 12/31/2011	$7.31840	$5.34807	0
01/01/2012 to 12/31/2012	$5.34807	$6.29495	0
01/01/2013 to 12/31/2013	$6.29495	$8.02215	0
01/01/2014 to 04/25/2014	$8.02215	$8.52850	0
Wells Fargo Advantage VT Equity Income
01/01/2008 to 12/31/2008	$11.56297	$7.12511	0
01/01/2009 to 12/31/2009	$7.12511	$8.07673	0
01/01/2010 to 07/16/2010	$8.07673	$7.70312	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.73548	$10.49583	0
01/01/2011 to 12/31/2011	$10.49583	$8.87913	0
01/01/2012 to 12/31/2012	$8.87913	$9.79050	0
01/01/2013 to 12/31/2013	$9.79050	$11.39051	0
01/01/2014 to 12/31/2014	$11.39051	$10.46304	0
01/01/2015 to 12/31/2015	$10.46304	$10.38197	0
01/01/2016 to 12/31/2016	$10.38197	$10.39913	0
01/01/2017 to 12/31/2017	$10.39913	$12.59586	0
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$7.70312	$8.91794	0
01/01/2011 to 12/31/2011	$8.91794	$8.46455	0
01/01/2012 to 12/31/2012	$8.46455	$9.80857	0
01/01/2013 to 12/31/2013	$9.80857	$12.39765	0
01/01/2014 to 12/31/2014	$12.39765	$13.26584	0
01/01/2015 to 12/31/2015	$13.26584	$12.80043	0
01/01/2016 to 04/29/2016	$12.80043	$12.75805	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.71853	$13.43202	0
01/01/2011 to 12/31/2011	$13.43202	$12.33167	0
01/01/2012 to 12/31/2012	$12.33167	$14.44378	0
01/01/2013 to 12/31/2013	$14.44378	$19.64529	0
01/01/2014 to 12/31/2014	$19.64529	$19.83482	0
01/01/2015 to 12/31/2015	$19.83482	$19.55164	0
01/01/2016 to 12/31/2016	$19.55164	$19.11208	0
01/01/2017 to 12/31/2017	$19.11208	$25.02101	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59289	$12.17039	0
01/01/2011 to 12/31/2011	$12.17039	$11.29316	0
01/01/2012 to 12/31/2012	$11.29316	$11.84215	0
01/01/2013 to 12/31/2013	$11.84215	$17.29468	0
01/01/2014 to 12/31/2014	$17.29468	$16.49483	0
01/01/2015 to 12/31/2015	$16.49483	$15.57824	0
01/01/2016 to 12/31/2016	$15.57824	$16.33675	0
01/01/2017 to 12/31/2017	$16.33675	$19.99065	0
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.98487	$11.31389	2,910
01/01/2009 to 12/31/2009	$11.31389	$13.09510	3,789
01/01/2010 to 12/31/2010	$13.09510	$15.08691	5,807
01/01/2011 to 12/31/2011	$15.08691	$15.34633	35,322
01/01/2012 to 12/31/2012	$15.34633	$17.33846	19,933
01/01/2013 to 12/31/2013	$17.33846	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.98923	$8.09138	371,911
01/01/2009 to 12/31/2009	$8.09138	$9.96159	250,364
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.61584	$8.07230	252,802
01/01/2009 to 12/31/2009	$8.07230	$10.08543	239,014
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$17.53781	$11.32983	154,997
01/01/2009 to 12/31/2009	$11.32983	$13.21024	198,496
01/01/2010 to 12/31/2010	$13.21024	$14.88903	169,315
01/01/2011 to 12/31/2011	$14.88903	$15.26675	162,593
01/01/2012 to 05/04/2012	$15.26675	$16.62581	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.85722	$8.36951	237,851
01/01/2009 to 12/31/2009	$8.36951	$10.21620	257,542
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99917	$9.20763	608
01/01/2012 to 12/31/2012	$9.20763	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99917	$10.54749	0
01/01/2014 to 12/31/2014	$10.54749	$10.81565	695
01/01/2015 to 12/31/2015	$10.81565	$10.73673	4,511
01/01/2016 to 12/31/2016	$10.73673	$11.30423	9,377
01/01/2017 to 04/28/2017	$11.30423	$11.73187	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$16.61258	$16.62970	417,181
01/01/2009 to 12/31/2009	$16.62970	$18.14757	376,120
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$20.47855	$19.81564	673,230
01/01/2009 to 12/31/2009	$19.81564	$22.85951	695,034
01/01/2010 to 12/31/2010	$22.85951	$24.37768	586,949
01/01/2011 to 12/31/2011	$24.37768	$24.90106	532,204
01/01/2012 to 12/31/2012	$24.90106	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99918	$11.38294	161,639
01/01/2009 to 12/31/2009	$11.38294	$11.22699	140,596
01/01/2010 to 12/31/2010	$11.22699	$12.15736	82,764
01/01/2011 to 12/31/2011	$12.15736	$12.80646	90,616
01/01/2012 to 12/31/2012	$12.80646	$13.06095	53,184
01/01/2013 to 12/31/2013	$13.06095	$12.88732	60,588
01/01/2014 to 12/31/2014	$12.88732	$12.74487	63,451
01/01/2015 to 12/31/2015	$12.74487	$12.57919	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99945	$9.45452	981
01/01/2010 to 12/31/2010	$9.45452	$10.34991	1,607
01/01/2011 to 12/31/2011	$10.34991	$11.23403	5,489
01/01/2012 to 12/31/2012	$11.23403	$11.58470	5,649
01/01/2013 to 12/31/2013	$11.58470	$11.38997	1,513
01/01/2014 to 12/31/2014	$11.38997	$11.32867	0
01/01/2015 to 12/31/2015	$11.32867	$11.18973	23,531
01/01/2016 to 12/31/2016	$11.18973	$11.12872	0
01/01/2017 to 01/03/2017	$11.12872	$11.12443	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99890	$10.85036	0
01/01/2011 to 12/31/2011	$10.85036	$11.96728	1,453
01/01/2012 to 12/31/2012	$11.96728	$12.45405	2,044
01/01/2013 to 12/31/2013	$12.45405	$12.07586	3
01/01/2014 to 12/31/2014	$12.07586	$12.12598	0
01/01/2015 to 12/31/2015	$12.12598	$12.02471	8,777
01/01/2016 to 12/31/2016	$12.02471	$12.04281	204,506
01/01/2017 to 12/31/2017	$12.04281	$12.01083	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99918	$12.12599	11,683
01/01/2009 to 12/31/2009	$12.12599	$11.27834	9,475
01/01/2010 to 12/31/2010	$11.27834	$12.41449	0
01/01/2011 to 12/31/2011	$12.41449	$13.95934	2,627
01/01/2012 to 12/31/2012	$13.95934	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99918	$12.19549	9,569
01/01/2009 to 12/31/2009	$12.19549	$11.14382	0
01/01/2010 to 12/31/2010	$11.14382	$12.28579	4,945
01/01/2011 to 12/31/2011	$12.28579	$14.10576	0
01/01/2012 to 12/31/2012	$14.10576	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99945	$8.86043	0
01/01/2010 to 12/31/2010	$8.86043	$9.81087	1,268
01/01/2011 to 12/31/2011	$9.81087	$11.52667	0
01/01/2012 to 12/31/2012	$11.52667	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99890	$11.09795	2,981
01/01/2011 to 12/31/2011	$11.09795	$13.21731	6,222
01/01/2012 to 12/31/2012	$13.21731	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99917	$12.11811	3,562
01/01/2012 to 12/31/2012	$12.11811	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99890	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30930	0
01/01/2010 to 12/31/2010	$10.30930	$11.60688	0
01/01/2011 to 12/31/2011	$11.60688	$10.81617	3,569
01/01/2012 to 12/31/2012	$10.81617	$12.12504	6,843
01/01/2013 to 12/31/2013	$12.12504	$15.77646	8,157
01/01/2014 to 12/31/2014	$15.77646	$17.22201	10,469
01/01/2015 to 12/31/2015	$17.22201	$16.23746	9,959
01/01/2016 to 12/31/2016	$16.23746	$18.28493	11,245
01/01/2017 to 04/28/2017	$18.28493	$18.98345	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.23979	$7.88374	495,503
01/01/2009 to 12/31/2009	$7.88374	$9.78193	462,021
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$24.66508	$15.85953	111,995
01/01/2009 to 12/31/2009	$15.85953	$20.71416	96,981
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$12.80039	$11.77039	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99917	$9.73311	0
01/01/2014 to 12/31/2014	$9.73311	$10.12737	6,010
01/01/2015 to 12/31/2015	$10.12737	$10.01632	13,581
01/01/2016 to 12/31/2016	$10.01632	$10.36946	9,661
01/01/2017 to 04/28/2017	$10.36946	$10.60739	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.00756	$7.21298	70
01/01/2009 to 12/31/2009	$7.21298	$8.65692	0
01/01/2010 to 12/31/2010	$8.65692	$9.71218	3,036
01/01/2011 to 12/31/2011	$9.71218	$9.37747	15,195
01/01/2012 to 12/31/2012	$9.37747	$10.54940	30,124
01/01/2013 to 12/31/2013	$10.54940	$12.45165	41,727
01/01/2014 to 12/31/2014	$12.45165	$13.03213	73,791
01/01/2015 to 10/16/2015	$13.03213	$13.06785	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.42971	$7.41308	176,530
01/01/2009 to 12/31/2009	$7.41308	$9.08947	152,714
01/01/2010 to 12/31/2010	$9.08947	$10.29106	126,118
01/01/2011 to 12/31/2011	$10.29106	$10.03499	140,161
01/01/2012 to 12/31/2012	$10.03499	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49555	0
01/01/2009 to 11/13/2009	$7.49555	$8.43153	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79631	64,500
01/01/2013 to 12/31/2013	$10.79631	$13.30399	73,749
01/01/2014 to 12/31/2014	$13.30399	$13.58951	65,032
01/01/2015 to 10/16/2015	$13.58951	$13.08941	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99917	$10.86531	5,822
01/01/2014 to 12/31/2014	$10.86531	$11.03188	19,006
01/01/2015 to 10/16/2015	$11.03188	$10.58519	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17585	$6.13195	192
01/01/2009 to 12/31/2009	$6.13195	$8.20147	3,269
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$26.67567	$15.77419	306,283
01/01/2009 to 12/31/2009	$15.77419	$23.33092	257,290
01/01/2010 to 12/31/2010	$23.33092	$25.47388	222,209
01/01/2011 to 12/31/2011	$25.47388	$24.22148	190,087
01/01/2012 to 12/31/2012	$24.22148	$28.71843	164,258
01/01/2013 to 12/31/2013	$28.71843	$36.88656	145,284
01/01/2014 to 02/07/2014	$36.88656	$36.31293	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$29.91060	$17.56262	379,447
01/01/2009 to 12/31/2009	$17.56262	$20.72339	266,028
01/01/2010 to 12/31/2010	$20.72339	$23.15985	214,419
01/01/2011 to 12/31/2011	$23.15985	$21.66313	193,150
01/01/2012 to 12/31/2012	$21.66313	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$5.42853	$3.18198	295,139
01/01/2009 to 12/31/2009	$3.18198	$4.94864	301,894
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.17737	$7.63755	29,480
01/01/2009 to 12/31/2009	$7.63755	$9.32917	30,718
01/01/2010 to 12/31/2010	$9.32917	$10.30704	47,765
01/01/2011 to 12/31/2011	$10.30704	$10.15231	47,893
01/01/2012 to 12/31/2012	$10.15231	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$26.36430	$19.14844	100,029
01/01/2009 to 12/31/2009	$19.14844	$24.04653	96,518
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$14.14350	$14.35340	2,934,205
01/01/2009 to 12/31/2009	$14.35340	$14.24504	1,421,640
01/01/2010 to 12/31/2010	$14.24504	$14.10633	1,176,323
01/01/2011 to 12/31/2011	$14.10633	$13.96836	824,499
01/01/2012 to 12/31/2012	$13.96836	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$18.28473	$13.47804	191,706
01/01/2009 to 12/31/2009	$13.47804	$18.08713	206,875
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$25.41097	$14.71933	267,385
01/01/2009 to 12/31/2009	$14.71933	$17.40422	205,587
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$26.40296	$13.00882	552,699
01/01/2009 to 12/31/2009	$13.00882	$17.42364	377,357
01/01/2010 to 12/31/2010	$17.42364	$19.75009	307,090
01/01/2011 to 12/31/2011	$19.75009	$17.02575	256,898
01/01/2012 to 12/31/2012	$17.02575	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
AST International Value Portfolio
01/01/2008 to 12/31/2008	$23.92342	$13.26248	126,470
01/01/2009 to 12/31/2009	$13.26248	$17.13440	165,528
01/01/2010 to 12/31/2010	$17.13440	$18.84289	155,007
01/01/2011 to 12/31/2011	$18.84289	$16.31361	132,978
01/01/2012 to 12/31/2012	$16.31361	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.19734	$6.99592	10,506
01/01/2009 to 12/31/2009	$6.99592	$8.77278	51,936
01/01/2010 to 12/31/2010	$8.77278	$9.88511	69,518
01/01/2011 to 12/31/2011	$9.88511	$9.73062	61,897
01/01/2012 to 12/31/2012	$9.73062	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$26.08651	$15.13880	128,075
01/01/2009 to 12/31/2009	$15.13880	$20.36525	111,338
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$20.91448	$17.05780	109,736
01/01/2009 to 12/31/2009	$17.05780	$20.60587	89,471
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08456	$10.29950	0
01/01/2010 to 12/31/2010	$10.29950	$11.35044	9,275
01/01/2011 to 12/31/2011	$11.35044	$11.31147	7,961
01/01/2012 to 12/31/2012	$11.31147	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$22.28976	$12.43243	710,826
01/01/2009 to 12/31/2009	$12.43243	$15.97101	454,565
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$14.68204	$11.15535	140,679
01/01/2009 to 12/31/2009	$11.15535	$14.86526	152,690
01/01/2010 to 12/31/2010	$14.86526	$16.69088	119,402
01/01/2011 to 12/31/2011	$16.69088	$18.20472	95,056
01/01/2012 to 12/31/2012	$18.20472	$19.09127	125,238
01/01/2013 to 12/31/2013	$19.09127	$18.52236	176,423
01/01/2014 to 12/31/2014	$18.52236	$19.50869	186,315
01/01/2015 to 12/31/2015	$19.50869	$19.20092	238,289
01/01/2016 to 12/31/2016	$19.20092	$19.50399	267,817
01/01/2017 to 12/31/2017	$19.50399	$19.95686	192,334
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$16.41315	$10.72595	185,745
01/01/2009 to 12/31/2009	$10.72595	$13.96444	141,465
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$9.98789	$6.29837	283,991
01/01/2009 to 12/31/2009	$6.29837	$7.75095	357,512
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02908	$10.08220	0
01/01/2012 to 12/31/2012	$10.08220	$10.46760	0
01/01/2013 to 12/31/2013	$10.46760	$10.06917	0
01/01/2014 to 12/31/2014	$10.06917	$10.48183	13,907
01/01/2015 to 10/16/2015	$10.48183	$10.50831	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$29.67441	$16.69152	258,551
01/01/2009 to 12/31/2009	$16.69152	$21.44714	202,478
01/01/2010 to 12/31/2010	$21.44714	$27.32148	181,262
01/01/2011 to 12/31/2011	$27.32148	$27.50480	154,240
01/01/2012 to 12/31/2012	$27.50480	$30.60136	127,169
01/01/2013 to 12/31/2013	$30.60136	$40.17491	109,479
01/01/2014 to 12/31/2014	$40.17491	$42.93095	105,092
01/01/2015 to 10/16/2015	$42.93095	$44.25350	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.28757	$6.98996	185,040
01/01/2009 to 12/31/2009	$6.98996	$8.48149	130,897
01/01/2010 to 12/31/2010	$8.48149	$10.09845	108,496
01/01/2011 to 04/29/2011	$10.09845	$11.35137	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$35.87325	$20.50660	269,632
01/01/2009 to 12/31/2009	$20.50660	$28.55300	181,892
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59075	354
01/01/2009 to 12/31/2009	$5.59075	$9.21628	21,493
01/01/2010 to 12/31/2010	$9.21628	$11.15602	57,487
01/01/2011 to 12/31/2011	$11.15602	$8.80566	55,390
01/01/2012 to 12/31/2012	$8.80566	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.55215	$9.20816	152,701
01/01/2009 to 12/31/2009	$9.20816	$10.94265	182,513
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01909	$10.08209	0
01/01/2012 to 12/31/2012	$10.08209	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.62160	$6.82154	145,715
01/01/2009 to 12/31/2009	$6.82154	$8.50747	130,430
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$15.21838	$9.23298	222,439
01/01/2009 to 12/31/2009	$9.23298	$11.13529	165,516
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.04752	$7.20598	13,812
01/01/2009 to 12/31/2009	$7.20598	$8.80238	41,533
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.51575	$7.38660	7,390
01/01/2009 to 12/31/2009	$7.38660	$9.27631	19,879
01/01/2010 to 12/31/2010	$9.27631	$10.50079	19,915
01/01/2011 to 12/31/2011	$10.50079	$10.14756	22,151
01/01/2012 to 12/31/2012	$10.14756	$11.64362	32,123
01/01/2013 to 12/31/2013	$11.64362	$13.60900	87,038
01/01/2014 to 12/31/2014	$13.60900	$14.20486	124,620
01/01/2015 to 12/31/2015	$14.20486	$13.98649	198,077
01/01/2016 to 12/31/2016	$13.98649	$14.79098	246,808
01/01/2017 to 04/28/2017	$14.79098	$15.41886	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$18.94650	$13.09411	38,831
01/01/2009 to 12/31/2009	$13.09411	$16.51670	56,078
01/01/2010 to 12/31/2010	$16.51670	$18.28304	55,356
01/01/2011 to 12/31/2011	$18.28304	$17.48853	63,882
01/01/2012 to 12/31/2012	$17.48853	$19.24179	63,454
01/01/2013 to 12/31/2013	$19.24179	$21.79258	58,385
01/01/2014 to 12/31/2014	$21.79258	$22.22964	64,967
01/01/2015 to 10/16/2015	$22.22964	$21.73475	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.63961	$7.54939	125,578
01/01/2009 to 12/31/2009	$7.54939	$9.91508	89,622
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.11226	$11.65548	196,511
01/01/2009 to 12/31/2009	$11.65548	$15.45155	165,746
01/01/2010 to 12/31/2010	$15.45155	$20.86785	138,847
01/01/2011 to 12/31/2011	$20.86785	$20.45715	118,573
01/01/2012 to 12/31/2012	$20.45715	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$23.42120	$16.29658	265,536
01/01/2009 to 12/31/2009	$16.29658	$20.48991	179,703
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$25.65968	$18.81250	170,365
01/01/2009 to 12/31/2009	$18.81250	$23.12004	143,983
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$14.84690	$8.54205	201,923
01/01/2009 to 12/31/2009	$8.54205	$10.46903	124,152
01/01/2010 to 12/31/2010	$10.46903	$11.73696	109,186
01/01/2011 to 12/31/2011	$11.73696	$11.42922	78,033
01/01/2012 to 12/31/2012	$11.42922	$13.26679	174,018
01/01/2013 to 12/31/2013	$13.26679	$17.03305	99,497
01/01/2014 to 12/31/2014	$17.03305	$18.12190	123,842
01/01/2015 to 10/16/2015	$18.12190	$16.88889	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.92002	$9.95546	118,069
01/01/2009 to 12/31/2009	$9.95546	$15.11626	139,111
01/01/2010 to 12/31/2010	$15.11626	$17.33121	91,822
01/01/2011 to 12/31/2011	$17.33121	$16.86715	92,278
01/01/2012 to 12/31/2012	$16.86715	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$14.76762	$9.16648	175,827
01/01/2009 to 12/31/2009	$9.16648	$10.73192	110,665
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$67.50043	$33.42185	67,882
01/01/2009 to 12/31/2009	$33.42185	$49.41639	59,018
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$16.30994	$15.75360	157,502
01/01/2009 to 12/31/2009	$15.75360	$17.48558	152,843
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.11558	$8.64660	81,270
01/01/2009 to 12/31/2009	$8.64660	$11.88890	67,540
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.42464	$7.09405	126,503
01/01/2009 to 12/31/2009	$7.09405	$9.02003	66,395
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98760	$9.37246	57,790
01/01/2009 to 12/31/2009	$9.37246	$10.35775	14,693
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67233	4,104
01/01/2009 to 12/31/2009	$6.67233	$8.59160	14,124
01/01/2010 to 12/31/2010	$8.59160	$9.37673	39,395
01/01/2011 to 12/31/2011	$9.37673	$9.12794	36,737
01/01/2012 to 09/21/2012	$9.12794	$10.27532	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03290	$8.20560	20,926
01/01/2012 to 04/27/2012	$8.20560	$9.32191	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99315	$9.16230	13,364
01/01/2012 to 12/31/2012	$9.16230	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$29.86352	$14.53915	42,878
01/01/2009 to 12/31/2009	$14.53915	$22.19536	34,398
01/01/2010 to 12/31/2010	$22.19536	$25.02919	27,777
01/01/2011 to 12/31/2011	$25.02919	$18.08973	14,044
01/01/2012 to 12/31/2012	$18.08973	$20.68013	13,414
01/01/2013 to 12/31/2013	$20.68013	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
ProFund VP Banks
01/01/2008 to 12/31/2008	$9.91448	$5.21029	47,464
01/01/2009 to 12/31/2009	$5.21029	$4.93945	1,052
01/01/2010 to 12/31/2010	$4.93945	$5.29774	843
01/01/2011 to 12/31/2011	$5.29774	$3.84177	836
01/01/2012 to 12/31/2012	$3.84177	$5.07379	9,109
01/01/2013 to 12/31/2013	$5.07379	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$18.11840	$8.71310	11,448
01/01/2009 to 12/31/2009	$8.71310	$14.00640	10,331
01/01/2010 to 12/31/2010	$14.00640	$17.98417	10,826
01/01/2011 to 12/31/2011	$17.98417	$14.92885	5,870
01/01/2012 to 12/31/2012	$14.92885	$16.03347	4,321
01/01/2013 to 12/31/2013	$16.03347	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
ProFund VP Bear
01/01/2008 to 12/31/2008	$8.17879	$11.32954	54,575
01/01/2009 to 12/31/2009	$11.32954	$8.09035	34,435
01/01/2010 to 12/31/2010	$8.09035	$6.58398	20,213
01/01/2011 to 12/31/2011	$6.58398	$5.93911	15,996
01/01/2012 to 12/31/2012	$5.93911	$4.90375	28,486
01/01/2013 to 12/31/2013	$4.90375	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
ProFund VP Biotechnology
01/01/2008 to 12/31/2008	$8.56759	$8.63828	31,300
01/01/2009 to 12/31/2009	$8.63828	$8.86976	12,600
01/01/2010 to 12/31/2010	$8.86976	$9.22903	14,775
01/01/2011 to 12/31/2011	$9.22903	$9.73624	13,350
01/01/2012 to 12/31/2012	$9.73624	$13.56228	15,507
01/01/2013 to 12/31/2013	$13.56228	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
ProFund VP Bull
01/01/2008 to 12/31/2008	$12.57638	$7.76060	31,415
01/01/2009 to 12/31/2009	$7.76060	$9.55337	117,689
01/01/2010 to 12/31/2010	$9.55337	$10.64747	73,549
01/01/2011 to 12/31/2011	$10.64747	$10.54121	67,495
01/01/2012 to 12/31/2012	$10.54121	$11.88501	49,785
01/01/2013 to 12/31/2013	$11.88501	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$12.35384	$8.96331	6,520
01/01/2009 to 12/31/2009	$8.96331	$10.78743	50,609
01/01/2010 to 12/31/2010	$10.78743	$12.53370	13,098
01/01/2011 to 12/31/2011	$12.53370	$13.27051	11,070
01/01/2012 to 12/31/2012	$13.27051	$14.56421	4,743
01/01/2013 to 12/31/2013	$14.56421	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$9.25075	$6.28404	25,348
01/01/2009 to 12/31/2009	$6.28404	$8.13769	9,181
01/01/2010 to 12/31/2010	$8.13769	$9.77960	1,220
01/01/2011 to 12/31/2011	$9.77960	$10.21437	10,521
01/01/2012 to 12/31/2012	$10.21437	$12.34675	1,164
01/01/2013 to 12/31/2013	$12.34675	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$12.81618	$7.10458	38,982
01/01/2009 to 12/31/2009	$7.10458	$9.30497	95,905
01/01/2010 to 12/31/2010	$9.30497	$9.45454	18,436
01/01/2011 to 12/31/2011	$9.45454	$8.52857	10,431
01/01/2012 to 12/31/2012	$8.52857	$9.84431	9,400
01/01/2013 to 12/31/2013	$9.84431	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
ProFund VP Financials
01/01/2008 to 12/31/2008	$10.41493	$5.09946	4,121
01/01/2009 to 12/31/2009	$5.09946	$5.80618	7,721
01/01/2010 to 12/31/2010	$5.80618	$6.37633	3,496
01/01/2011 to 12/31/2011	$6.37633	$5.43947	2,863
01/01/2012 to 12/31/2012	$5.43947	$6.71671	2,502
01/01/2013 to 12/31/2013	$6.71671	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
ProFund VP Health Care
01/01/2008 to 12/31/2008	$9.76723	$7.32047	11,936
01/01/2009 to 12/31/2009	$7.32047	$8.66457	39,318
01/01/2010 to 12/31/2010	$8.66457	$8.82188	3,460
01/01/2011 to 12/31/2011	$8.82188	$9.61692	6,078
01/01/2012 to 12/31/2012	$9.61692	$11.17767	6,190
01/01/2013 to 12/31/2013	$11.17767	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
ProFund VP Industrials
01/01/2008 to 12/31/2008	$14.06674	$8.28762	31,312
01/01/2009 to 12/31/2009	$8.28762	$10.18201	7,827
01/01/2010 to 12/31/2010	$10.18201	$12.47414	3,526
01/01/2011 to 12/31/2011	$12.47414	$12.12924	2,394
01/01/2012 to 12/31/2012	$12.12924	$13.90494	2,262
01/01/2013 to 12/31/2013	$13.90494	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2008 to 12/31/2008	$21.19291	$11.57553	523
01/01/2009 to 12/31/2009	$11.57553	$20.31581	16,280
01/01/2010 to 12/31/2010	$20.31581	$27.20785	6,995
01/01/2011 to 12/31/2011	$27.20785	$25.07505	2,636
01/01/2012 to 12/31/2012	$25.07505	$29.73008	1,697
01/01/2013 to 12/31/2013	$29.73008	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
ProFund VP Japan
01/01/2008 to 12/31/2008	$13.33434	$7.80908	35,266
01/01/2009 to 12/31/2009	$7.80908	$8.52958	70,612
01/01/2010 to 12/31/2010	$8.52958	$7.89256	8,603
01/01/2011 to 12/31/2011	$7.89256	$6.36518	20,070
01/01/2012 to 12/31/2012	$6.36518	$7.74760	1,274
01/01/2013 to 12/31/2013	$7.74760	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.86158	$7.57211	35,528
01/01/2009 to 12/31/2009	$7.57211	$9.72532	62,409
01/01/2010 to 12/31/2010	$9.72532	$10.89748	27,695
01/01/2011 to 12/31/2011	$10.89748	$11.12633	13,928
01/01/2012 to 12/31/2012	$11.12633	$12.41580	4,595
01/01/2013 to 12/31/2013	$12.41580	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$12.32597	$7.26507	125,444
01/01/2009 to 12/31/2009	$7.26507	$8.59248	52,612
01/01/2010 to 12/31/2010	$8.59248	$9.60340	24,767
01/01/2011 to 12/31/2011	$9.60340	$9.38585	13,186
01/01/2012 to 12/31/2012	$9.38585	$10.72482	10,064
01/01/2013 to 12/31/2013	$10.72482	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$13.50471	$8.18091	22,429
01/01/2009 to 12/31/2009	$8.18091	$11.20238	84,147
01/01/2010 to 12/31/2010	$11.20238	$14.24206	61,399
01/01/2011 to 12/31/2011	$14.24206	$13.69179	20,291
01/01/2012 to 12/31/2012	$13.69179	$15.63964	8,182
01/01/2013 to 12/31/2013	$15.63964	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$14.22116	$8.96872	24,378
01/01/2009 to 12/31/2009	$8.96872	$11.62027	66,470
01/01/2010 to 12/31/2010	$11.62027	$13.85677	29,926
01/01/2011 to 12/31/2011	$13.85677	$13.18013	15,929
01/01/2012 to 12/31/2012	$13.18013	$15.20956	5,941
01/01/2013 to 12/31/2013	$15.20956	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$6.61990	$3.76948	46,227
01/01/2009 to 12/31/2009	$3.76948	$5.67261	106,523
01/01/2010 to 12/31/2010	$5.67261	$6.64053	61,261
01/01/2011 to 12/31/2011	$6.64053	$6.66985	43,377
01/01/2012 to 12/31/2012	$6.66985	$7.67475	26,307
01/01/2013 to 12/31/2013	$7.67475	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$23.90499	$14.92136	57,664
01/01/2009 to 12/31/2009	$14.92136	$17.06170	33,679
01/01/2010 to 12/31/2010	$17.06170	$19.89140	27,013
01/01/2011 to 12/31/2011	$19.89140	$20.13526	18,015
01/01/2012 to 12/31/2012	$20.13526	$20.51101	17,173
01/01/2013 to 12/31/2013	$20.51101	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$8.65063	$6.89346	19,024
01/01/2009 to 12/31/2009	$6.89346	$7.97768	29,266
01/01/2010 to 12/31/2010	$7.97768	$7.93548	28
01/01/2011 to 12/31/2011	$7.93548	$9.12367	8,784
01/01/2012 to 12/31/2012	$9.12367	$10.10301	2,396
01/01/2013 to 12/31/2013	$10.10301	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$19.30551	$13.23337	71,505
01/01/2009 to 12/31/2009	$13.23337	$17.72939	56,194
01/01/2010 to 12/31/2010	$17.72939	$23.33205	64,508
01/01/2011 to 12/31/2011	$23.33205	$18.66077	62,028
01/01/2012 to 12/31/2012	$18.66077	$15.78635	55,549
01/01/2013 to 12/31/2013	$15.78635	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$19.59065	$11.39331	7,045
01/01/2009 to 12/31/2009	$11.39331	$14.42617	7,879
01/01/2010 to 12/31/2010	$14.42617	$17.80825	5,530
01/01/2011 to 12/31/2011	$17.80825	$18.46785	3,293
01/01/2012 to 12/31/2012	$18.46785	$21.42238	1,736
01/01/2013 to 12/31/2013	$21.42238	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$6.29301	$3.86433	54,538
01/01/2009 to 12/31/2009	$3.86433	$5.05698	82,738
01/01/2010 to 12/31/2010	$5.05698	$4.20399	116,704
01/01/2011 to 12/31/2011	$4.20399	$2.60119	73,818
01/01/2012 to 12/31/2012	$2.60119	$2.39656	55,376
01/01/2013 to 12/31/2013	$2.39656	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
ProFund VP Semiconductor
01/01/2008 to 12/31/2008	$7.63377	$3.79418	2,570
01/01/2009 to 12/31/2009	$3.79418	$6.15973	36,623
01/01/2010 to 12/31/2010	$6.15973	$6.85465	2,480
01/01/2011 to 12/31/2011	$6.85465	$6.52156	2,141
01/01/2012 to 12/31/2012	$6.52156	$6.18703	2,140
01/01/2013 to 12/31/2013	$6.18703	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
ProFund VP Short Mid-Cap
01/01/2008 to 12/31/2008	$7.98186	$10.41721	16
01/01/2009 to 12/31/2009	$10.41721	$6.66288	2,862
01/01/2010 to 12/31/2010	$6.66288	$4.89150	3,887
01/01/2011 to 12/31/2011	$4.89150	$4.44434	1,146
01/01/2012 to 12/31/2012	$4.44434	$3.56594	16
01/01/2013 to 12/31/2013	$3.56594	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$5.14993	$7.55398	13,959
01/01/2009 to 12/31/2009	$7.55398	$4.43764	27,423
01/01/2010 to 12/31/2010	$4.43764	$3.46253	69,389
01/01/2011 to 12/31/2011	$3.46253	$3.06893	35,450
01/01/2012 to 12/31/2012	$3.06893	$2.46716	36,583
01/01/2013 to 12/31/2013	$2.46716	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2008 to 12/31/2008	$8.29318	$10.18738	4,107
01/01/2009 to 12/31/2009	$10.18738	$6.82048	38
01/01/2010 to 12/31/2010	$6.82048	$4.79791	270
01/01/2011 to 12/31/2011	$4.79791	$4.31816	521
01/01/2012 to 12/31/2012	$4.31816	$3.46429	38
01/01/2013 to 12/31/2013	$3.46429	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$14.37839	$9.39032	23,190
01/01/2009 to 12/31/2009	$9.39032	$11.72927	22,489
01/01/2010 to 12/31/2010	$11.72927	$14.59912	16,200
01/01/2011 to 12/31/2011	$14.59912	$14.63853	5,311
01/01/2012 to 12/31/2012	$14.63853	$16.30089	3,271
01/01/2013 to 12/31/2013	$16.30089	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$12.41484	$8.51933	11,592
01/01/2009 to 12/31/2009	$8.51933	$10.15490	17,212
01/01/2010 to 12/31/2010	$10.15490	$12.27543	18,897
01/01/2011 to 12/31/2011	$12.27543	$11.65434	18,667
01/01/2012 to 12/31/2012	$11.65434	$13.40166	13,065
01/01/2013 to 12/31/2013	$13.40166	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
ProFund VP Technology
01/01/2008 to 12/31/2008	$6.02774	$3.32064	5,997
01/01/2009 to 12/31/2009	$3.32064	$5.30665	54,848
01/01/2010 to 12/31/2010	$5.30665	$5.81748	9,553
01/01/2011 to 12/31/2011	$5.81748	$5.68076	12,645
01/01/2012 to 12/31/2012	$5.68076	$6.20352	13,585
01/01/2013 to 12/31/2013	$6.20352	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$6.70708	$4.35447	123,183
01/01/2009 to 12/31/2009	$4.35447	$4.62654	20,232
01/01/2010 to 12/31/2010	$4.62654	$5.29873	40,615
01/01/2011 to 12/31/2011	$5.29873	$5.34384	19,077
01/01/2012 to 12/31/2012	$5.34384	$6.16412	18,651
01/01/2013 to 12/31/2013	$6.16412	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$13.33664	$19.76971	45,312
01/01/2009 to 12/31/2009	$19.76971	$13.18811	30,635
01/01/2010 to 12/31/2010	$13.18811	$14.37530	11,626
01/01/2011 to 12/31/2011	$14.37530	$20.42486	16,919
01/01/2012 to 12/31/2012	$20.42486	$20.41706	11,913
01/01/2013 to 12/31/2013	$20.41706	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
ProFund VP UltraBull
01/01/2008 to 12/31/2008	$10.29399	$3.32252	46,958
01/01/2009 to 12/31/2009	$3.32252	$4.75768	21,618
01/01/2010 to 12/31/2010	$4.75768	$5.75411	13,539
01/01/2011 to 12/31/2011	$5.75411	$5.42163	4,602
01/01/2012 to 12/31/2012	$5.42163	$6.91923	2,633
01/01/2013 to 12/31/2013	$6.91923	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$16.37261	$5.27163	122,266
01/01/2009 to 12/31/2009	$5.27163	$8.65223	55,301
01/01/2010 to 12/31/2010	$8.65223	$12.82086	28,984
01/01/2011 to 12/31/2011	$12.82086	$10.96056	17,546
01/01/2012 to 12/31/2012	$10.96056	$14.37614	14,827
01/01/2013 to 12/31/2013	$14.37614	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464
ProFund VP UltraNASDAQ-100
01/01/2008 to 12/31/2008	$1.68878	$0.45563	937,881
01/01/2009 to 12/31/2009	$0.45563	$0.98937	403,655
01/01/2010 to 12/31/2010	$0.98937	$1.32444	339,500
01/01/2011 to 12/31/2011	$1.32444	$1.29560	278,040
01/01/2012 to 12/31/2012	$1.29560	$1.71562	263,379
01/01/2013 to 12/31/2013	$1.71562	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
ProFund VP UltraSmall-Cap
01/01/2008 to 12/31/2008	$13.01437	$4.35662	16,457
01/01/2009 to 12/31/2009	$4.35662	$6.04602	25,576
01/01/2010 to 12/31/2010	$6.04602	$8.88510	13,899
01/01/2011 to 12/31/2011	$8.88510	$7.13972	6,903
01/01/2012 to 12/31/2012	$7.13972	$9.15432	6,607
01/01/2013 to 12/31/2013	$9.15432	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$13.39059	$9.18715	51,138
01/01/2009 to 12/31/2009	$9.18715	$10.07175	13,566
01/01/2010 to 12/31/2010	$10.07175	$10.56430	8,032
01/01/2011 to 12/31/2011	$10.56430	$12.29001	10,351
01/01/2012 to 12/31/2012	$12.29001	$12.18403	7,869
01/01/2013 to 12/31/2013	$12.18403	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.48530	$15.14263	24,499
01/01/2011 to 12/31/2011	$15.14263	$13.07413	29,906
01/01/2012 to 12/31/2012	$13.07413	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$15.30566	$17.88650	5,573
01/01/2011 to 12/31/2011	$17.88650	$17.32659	3,437
01/01/2012 to 12/31/2012	$17.32659	$20.49257	3,617
01/01/2013 to 12/31/2013	$20.49257	$26.43548	3,404
01/01/2014 to 12/31/2014	$26.43548	$28.86971	3,181
01/01/2015 to 12/31/2015	$28.86971	$28.43125	4,818
01/01/2016 to 04/29/2016	$28.43125	$28.52735	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.33975	$14.34444	6,844
01/01/2011 to 12/31/2011	$14.34444	$13.44045	14,852
01/01/2012 to 12/31/2012	$13.44045	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59345	$12.28578	11,217
01/01/2011 to 12/31/2011	$12.28578	$11.63491	9,036
01/01/2012 to 12/31/2012	$11.63491	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
*Denotes the start date of these sub-accounts

ASXT SIX
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2008 to 12/31/2008	$11.85577	$11.14682	861,174
01/01/2009 to 12/31/2009	$11.14682	$12.84961	519,456
01/01/2010 to 12/31/2010	$12.84961	$14.74426	475,834
01/01/2011 to 12/31/2011	$14.74426	$14.93732	811,977
01/01/2012 to 12/31/2012	$14.93732	$16.80799	437,797
01/01/2013 to 12/31/2013	$16.80799	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.88864	$7.99093	12,114,227
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.53184	$7.98154	2,623,801
01/01/2009 to 12/31/2009	$7.98154	$9.93166	1,932,680
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$16.77403	$10.79256	7,608,971
01/01/2009 to 12/31/2009	$10.79256	$12.53288	6,004,439
01/01/2010 to 12/31/2010	$12.53288	$14.06847	4,660,547
01/01/2011 to 12/31/2011	$14.06847	$14.36715	3,992,940
01/01/2012 to 05/04/2012	$14.36715	$15.62435	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.75760	$8.26563	7,213,953
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99884	$9.18257	1,406
01/01/2012 to 12/31/2012	$9.18257	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99884	$10.51844	227
01/01/2014 to 12/31/2014	$10.51844	$10.74233	15,747
01/01/2015 to 12/31/2015	$10.74233	$10.62083	17,058
01/01/2016 to 12/31/2016	$10.62083	$11.13712	31,922
01/01/2017 to 04/28/2017	$11.13712	$11.54321	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$15.78204	$15.73455	15,096,348
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$19.75341	$19.03675	24,173,745
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99923	$9.41627	0
01/01/2010 to 12/31/2010	$9.41627	$10.26652	0
01/01/2011 to 12/31/2011	$10.26652	$11.09863	0
01/01/2012 to 12/31/2012	$11.09863	$11.39878	0
01/01/2013 to 12/31/2013	$11.39878	$11.16186	0
01/01/2014 to 12/31/2014	$11.16186	$11.05653	0
01/01/2015 to 12/31/2015	$11.05653	$10.87676	0
01/01/2016 to 12/31/2016	$10.87676	$10.77400	0
01/01/2017 to 01/03/2017	$10.77400	$10.76937	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14561	$10.30384	0
01/01/2010 to 12/31/2010	$10.30384	$11.55391	661
01/01/2011 to 12/31/2011	$11.55391	$10.72339	1,428
01/01/2012 to 12/31/2012	$10.72339	$11.97228	7,524
01/01/2013 to 12/31/2013	$11.97228	$15.51496	8,149
01/01/2014 to 12/31/2014	$15.51496	$16.86819	8,963
01/01/2015 to 12/31/2015	$16.86819	$15.83950	8,935
01/01/2016 to 12/31/2016	$15.83950	$17.76493	9,806
01/01/2017 to 04/28/2017	$17.76493	$18.41927	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.13712	$7.78589	9,050,627
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$23.68684	$15.16868	3,322,496
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$12.50981	$11.47782	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99884	$9.70612	1,397
01/01/2014 to 12/31/2014	$9.70612	$10.05842	12,631
01/01/2015 to 12/31/2015	$10.05842	$9.90790	45,016
01/01/2016 to 12/31/2016	$9.90790	$10.21584	262,917
01/01/2017 to 04/28/2017	$10.21584	$10.43642	0
AST FI Pyramis® Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.00256	$7.18021	220,768
01/01/2009 to 12/31/2009	$7.18021	$8.58271	338,696
01/01/2010 to 12/31/2010	$8.58271	$9.59005	286,142
01/01/2011 to 12/31/2011	$9.59005	$9.22218	273,057
01/01/2012 to 12/31/2012	$9.22218	$10.33279	295,842
01/01/2013 to 12/31/2013	$10.33279	$12.14674	398,771
01/01/2014 to 12/31/2014	$12.14674	$12.66157	473,666
01/01/2015 to 10/16/2015	$12.66157	$12.65568	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.34718	$7.32975	2,139,196
01/01/2009 to 12/31/2009	$7.32975	$8.95084	1,998,747
01/01/2010 to 12/31/2010	$8.95084	$10.09316	1,518,117
01/01/2011 to 12/31/2011	$10.09316	$9.80224	1,238,744
01/01/2012 to 12/31/2012	$9.80224	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99884	$7.48171	3,034
01/01/2009 to 11/13/2009	$7.48171	$8.38640	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.76668	644,075
01/01/2013 to 12/31/2013	$10.76668	$13.21395	616,264
01/01/2014 to 12/31/2014	$13.21395	$13.44304	524,813
01/01/2015 to 10/16/2015	$13.44304	$12.90692	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99884	$10.83534	411
01/01/2014 to 12/31/2014	$10.83534	$10.95712	15,689
01/01/2015 to 10/16/2015	$10.95712	$10.47979	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17552	$6.12063	2,672
01/01/2009 to 12/31/2009	$6.12063	$8.15324	870
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$30.06012	$17.70351	11,936,625
01/01/2009 to 12/31/2009	$17.70351	$26.07859	9,793,858
01/01/2010 to 12/31/2010	$26.07859	$28.35884	7,955,865
01/01/2011 to 12/31/2011	$28.35884	$26.85572	6,567,245
01/01/2012 to 12/31/2012	$26.85572	$31.71289	5,562,727
01/01/2013 to 12/31/2013	$31.71289	$40.56798	4,786,108
01/01/2014 to 02/07/2014	$40.56798	$39.92022	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$37.71457	$22.05507	12,134,923
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$5.26225	$3.07198	9,409,948
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
AST Goldman Sachs Multi-Asset Portfolio
01/01/2008 to 12/31/2008	$10.17230	$7.60283	233,643
01/01/2009 to 12/31/2009	$7.60283	$9.24941	933,725
01/01/2010 to 12/31/2010	$9.24941	$10.17756	937,483
01/01/2011 to 12/31/2011	$10.17756	$9.98438	864,621
01/01/2012 to 12/31/2012	$9.98438	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$25.31836	$18.31429	3,516,151
01/01/2009 to 12/31/2009	$18.31429	$22.90617	2,739,839
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$14.09878	$14.25018	57,864,919
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$17.94513	$13.17420	7,503,093
01/01/2009 to 12/31/2009	$13.17420	$17.60796	7,533,659
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$25.47998	$14.69947	7,901,436
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$25.25363	$12.39204	15,378,715
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$22.72685	$12.54807	4,054,998
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2008 to 12/31/2008	$10.19227	$6.96417	106,334
01/01/2009 to 12/31/2009	$6.96417	$8.69781	330,295
01/01/2010 to 12/31/2010	$8.69781	$9.76106	409,522
01/01/2011 to 12/31/2011	$9.76106	$9.56973	437,253
01/01/2012 to 12/31/2012	$9.56973	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$41.53619	$24.00705	3,716,140
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$21.73628	$17.65646	4,924,248
01/01/2009 to 12/31/2009	$17.65646	$21.24283	3,931,329
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08423	$10.29401	0
01/01/2010 to 12/31/2010	$10.29401	$11.29861	0
01/01/2011 to 12/31/2011	$11.29861	$11.21440	5,109
01/01/2012 to 12/31/2012	$11.21440	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$21.40284	$11.88928	23,595,291
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$14.26053	$10.79120	6,398,029
01/01/2009 to 12/31/2009	$10.79120	$14.32197	5,607,447
01/01/2010 to 12/31/2010	$14.32197	$16.01588	3,642,141
01/01/2011 to 12/31/2011	$16.01588	$17.39812	2,887,261
01/01/2012 to 12/31/2012	$17.39812	$18.17155	2,430,574
01/01/2013 to 12/31/2013	$18.17155	$17.55874	1,960,940
01/01/2014 to 12/31/2014	$17.55874	$18.41908	1,903,771
01/01/2015 to 12/31/2015	$18.41908	$18.05518	1,646,118
01/01/2016 to 12/31/2016	$18.05518	$18.26609	1,603,818
01/01/2017 to 12/31/2017	$18.26609	$18.61484	1,304,195
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$15.87680	$10.33342	3,014,319
01/01/2009 to 12/31/2009	$10.33342	$13.39896	2,460,934
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$9.66121	$6.06772	19,334,321
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02875	$10.07519	0
01/01/2012 to 12/31/2012	$10.07519	$10.41800	0
01/01/2013 to 12/31/2013	$10.41800	$9.98114	0
01/01/2014 to 12/31/2014	$9.98114	$10.34827	0
01/01/2015 to 10/16/2015	$10.34827	$10.34121	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$28.71910	$16.08867	10,066,875
01/01/2009 to 12/31/2009	$16.08867	$20.58915	8,075,857
01/01/2010 to 12/31/2010	$20.58915	$26.12264	6,544,893
01/01/2011 to 12/31/2011	$26.12264	$26.19165	5,249,931
01/01/2012 to 12/31/2012	$26.19165	$29.02246	4,393,380
01/01/2013 to 12/31/2013	$29.02246	$37.94808	3,738,653
01/01/2014 to 12/31/2014	$37.94808	$40.38744	3,194,846
01/01/2015 to 10/16/2015	$40.38744	$41.49835	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.84820	$6.71269	9,383,710
01/01/2009 to 12/31/2009	$6.71269	$8.11219	7,861,269
01/01/2010 to 12/31/2010	$8.11219	$9.61965	6,432,003
01/01/2011 to 04/29/2011	$9.61965	$10.79891	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$35.52944	$20.22783	9,025,522
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10158	$5.58040	0
01/01/2009 to 12/31/2009	$5.58040	$9.16209	3,116
01/01/2010 to 12/31/2010	$9.16209	$11.04568	19,317
01/01/2011 to 12/31/2011	$11.04568	$8.68339	8,071
01/01/2012 to 12/31/2012	$8.68339	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.45538	$9.09407	5,659,564
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01876	$10.07506	0
01/01/2012 to 12/31/2012	$10.07506	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.53749	$6.74471	1,810,519
01/01/2009 to 12/31/2009	$6.74471	$8.37763	1,360,956
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$14.61460	$8.83079	8,165,093
01/01/2009 to 12/31/2009	$8.83079	$10.60728	6,196,983
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2008 to 12/31/2008	$10.04253	$7.17332	703,041
01/01/2009 to 12/31/2009	$7.17332	$8.72709	1,086,235
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
AST Schroders Global Tactical Portfolio
01/01/2008 to 12/31/2008	$11.51001	$7.35294	188,488
01/01/2009 to 12/31/2009	$7.35294	$9.19661	280,987
01/01/2010 to 12/31/2010	$9.19661	$10.36845	303,595
01/01/2011 to 12/31/2011	$10.36845	$9.97927	291,692
01/01/2012 to 12/31/2012	$9.97927	$11.40416	287,577
01/01/2013 to 12/31/2013	$11.40416	$13.27530	509,331
01/01/2014 to 12/31/2014	$13.27530	$13.80052	512,576
01/01/2015 to 12/31/2015	$13.80052	$13.53347	2,264,520
01/01/2016 to 12/31/2016	$13.53347	$14.25421	2,059,159
01/01/2017 to 04/28/2017	$14.25421	$14.83978	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$18.12127	$12.47313	3,301,196
01/01/2009 to 12/31/2009	$12.47313	$15.66998	2,909,983
01/01/2010 to 12/31/2010	$15.66998	$17.27573	2,328,603
01/01/2011 to 12/31/2011	$17.27573	$16.45833	2,001,597
01/01/2012 to 12/31/2012	$16.45833	$18.03503	1,701,703
01/01/2013 to 12/31/2013	$18.03503	$20.34326	1,487,523
01/01/2014 to 12/31/2014	$20.34326	$20.66742	1,315,454
01/01/2015 to 10/16/2015	$20.66742	$20.14263	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.24831	$7.30302	4,055,466
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$19.78721	$12.68177	3,286,399
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$22.40129	$15.52371	7,561,059
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$25.94191	$18.94244	6,383,908
01/01/2009 to 12/31/2009	$18.94244	$23.18567	5,164,275
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$14.45121	$8.28071	3,533,290
01/01/2009 to 12/31/2009	$8.28071	$10.10771	2,626,014
01/01/2010 to 12/31/2010	$10.10771	$11.28616	1,846,042
01/01/2011 to 12/31/2011	$11.28616	$10.94593	1,500,093
01/01/2012 to 12/31/2012	$10.94593	$12.65428	1,579,345
01/01/2013 to 12/31/2013	$12.65428	$16.18108	1,587,391
01/01/2014 to 12/31/2014	$16.18108	$17.14589	1,448,412
01/01/2015 to 10/16/2015	$17.14589	$15.92821	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.13906	$9.45746	5,011,268
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$14.34369	$8.86731	4,556,147
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$64.12454	$31.62165	2,168,422
01/01/2009 to 12/31/2009	$31.62165	$46.56557	1,876,656
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$15.31462	$14.73239	5,032,896
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.71049	$8.36444	2,639,180
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.32037	$7.00603	1,907,116
01/01/2009 to 12/31/2009	$7.00603	$8.87198	1,692,634
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98261	$9.32990	180,451
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07818	$6.65418	350,076
01/01/2009 to 12/31/2009	$6.65418	$8.53359	675,046
01/01/2010 to 12/31/2010	$8.53359	$9.27577	840,772
01/01/2011 to 12/31/2011	$9.27577	$8.99337	762,665
01/01/2012 to 09/21/2012	$8.99337	$10.09411	0
Invesco V.I. Capital Development Fund - Series I
04/29/2011* to 12/31/2011	$10.03279	$8.18314	1,033,637
01/01/2012 to 04/27/2012	$8.18314	$9.28418	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99304	$9.13737	624,799
01/01/2012 to 12/31/2012	$9.13737	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
ProFund VP Asia 30
01/01/2008 to 12/31/2008	$29.18617	$14.15168	943,922
01/01/2009 to 12/31/2009	$14.15168	$21.51660	793,917
01/01/2010 to 12/31/2010	$21.51660	$24.16581	524,566
01/01/2011 to 12/31/2011	$24.16581	$17.39522	317,641
01/01/2012 to 12/31/2012	$17.39522	$19.80560	248,036
01/01/2013 to 12/31/2013	$19.80560	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
ProFund VP Banks
01/01/2008 to 12/31/2008	$9.68953	$5.07139	641,863
01/01/2009 to 12/31/2009	$5.07139	$4.78824	304,489
01/01/2010 to 12/31/2010	$4.78824	$5.11483	232,616
01/01/2011 to 12/31/2011	$5.11483	$3.69413	139,882
01/01/2012 to 12/31/2012	$3.69413	$4.85897	182,044
01/01/2013 to 12/31/2013	$4.85897	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2008 to 12/31/2008	$17.70727	$8.48083	626,269
01/01/2009 to 12/31/2009	$8.48083	$13.57777	652,128
01/01/2010 to 12/31/2010	$13.57777	$17.36336	466,704
01/01/2011 to 12/31/2011	$17.36336	$14.35534	240,349
01/01/2012 to 12/31/2012	$14.35534	$15.35508	167,807
01/01/2013 to 12/31/2013	$15.35508	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
ProFund VP Bear
01/01/2008 to 12/31/2008	$7.95210	$10.97112	1,124,203
01/01/2009 to 12/31/2009	$10.97112	$7.80272	1,011,827
01/01/2010 to 12/31/2010	$7.80272	$6.32416	781,739
01/01/2011 to 12/31/2011	$6.32416	$5.68174	677,129
01/01/2012 to 12/31/2012	$5.68174	$4.67229	551,363
01/01/2013 to 12/31/2013	$4.67229	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
ProFund VP Biotechnology
01/01/2008 to 12/31/2008	$8.32997	$8.36476	739,765
01/01/2009 to 12/31/2009	$8.36476	$8.55424	352,580
01/01/2010 to 12/31/2010	$8.55424	$8.86479	234,901
01/01/2011 to 12/31/2011	$8.86479	$9.31427	197,640
01/01/2012 to 12/31/2012	$9.31427	$12.92186	269,610
01/01/2013 to 12/31/2013	$12.92186	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
ProFund VP Bull
01/01/2008 to 12/31/2008	$12.29057	$7.55350	1,919,068
01/01/2009 to 12/31/2009	$7.55350	$9.26089	1,535,905
01/01/2010 to 12/31/2010	$9.26089	$10.27976	1,034,913
01/01/2011 to 12/31/2011	$10.27976	$10.13622	1,502,581
01/01/2012 to 12/31/2012	$10.13622	$11.38212	904,402
01/01/2013 to 12/31/2013	$11.38212	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
ProFund VP Consumer Goods Portfolio
01/01/2008 to 12/31/2008	$12.07357	$8.72455	202,714
01/01/2009 to 12/31/2009	$8.72455	$10.45765	306,754
01/01/2010 to 12/31/2010	$10.45765	$12.10153	160,276
01/01/2011 to 12/31/2011	$12.10153	$12.76120	132,119
01/01/2012 to 12/31/2012	$12.76120	$13.94849	85,013
01/01/2013 to 12/31/2013	$13.94849	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2008 to 12/31/2008	$9.04058	$6.11643	226,008
01/01/2009 to 12/31/2009	$6.11643	$7.88853	114,945
01/01/2010 to 12/31/2010	$7.88853	$9.44176	162,191
01/01/2011 to 12/31/2011	$9.44176	$9.82174	99,854
01/01/2012 to 12/31/2012	$9.82174	$11.82411	126,275
01/01/2013 to 12/31/2013	$11.82411	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330
ProFund VP Europe 30
01/01/2008 to 12/31/2008	$12.39720	$6.84451	1,133,104
01/01/2009 to 12/31/2009	$6.84451	$8.92810	1,794,383
01/01/2010 to 12/31/2010	$8.92810	$9.03496	1,211,524
01/01/2011 to 12/31/2011	$9.03496	$8.11705	571,637
01/01/2012 to 12/31/2012	$8.11705	$9.33137	735,069
01/01/2013 to 12/31/2013	$9.33137	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
ProFund VP Financials
01/01/2008 to 12/31/2008	$10.12613	$4.93780	536,077
01/01/2009 to 12/31/2009	$4.93780	$5.59941	450,279
01/01/2010 to 12/31/2010	$5.59941	$6.12458	385,818
01/01/2011 to 12/31/2011	$6.12458	$5.20364	224,374
01/01/2012 to 12/31/2012	$5.20364	$6.39948	272,844
01/01/2013 to 12/31/2013	$6.39948	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
ProFund VP Health Care
01/01/2008 to 12/31/2008	$9.49653	$7.08869	614,353
01/01/2009 to 12/31/2009	$7.08869	$8.35640	442,429
01/01/2010 to 12/31/2010	$8.35640	$8.47370	284,690
01/01/2011 to 12/31/2011	$8.47370	$9.20016	254,453
01/01/2012 to 12/31/2012	$9.20016	$10.65001	261,952
01/01/2013 to 12/31/2013	$10.65001	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
ProFund VP Industrials
01/01/2008 to 12/31/2008	$13.74730	$8.06670	425,698
01/01/2009 to 12/31/2009	$8.06670	$9.87050	185,356
01/01/2010 to 12/31/2010	$9.87050	$12.04361	162,315
01/01/2011 to 12/31/2011	$12.04361	$11.66324	90,198
01/01/2012 to 12/31/2012	$11.66324	$13.31656	83,989
01/01/2013 to 12/31/2013	$13.31656	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2008 to 12/31/2008	$20.71187	$11.26681	79,408
01/01/2009 to 12/31/2009	$11.26681	$19.69410	175,547
01/01/2010 to 12/31/2010	$19.69410	$26.26877	124,748
01/01/2011 to 12/31/2011	$26.26877	$24.11181	73,298
01/01/2012 to 12/31/2012	$24.11181	$28.47222	83,046
01/01/2013 to 12/31/2013	$28.47222	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
ProFund VP Japan
01/01/2008 to 12/31/2008	$13.03169	$7.60098	426,513
01/01/2009 to 12/31/2009	$7.60098	$8.26872	592,483
01/01/2010 to 12/31/2010	$8.26872	$7.62033	504,105
01/01/2011 to 12/31/2011	$7.62033	$6.12076	244,964
01/01/2012 to 12/31/2012	$6.12076	$7.41972	290,435
01/01/2013 to 12/31/2013	$7.41972	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
ProFund VP Large-Cap Growth
01/01/2008 to 12/31/2008	$11.71292	$7.44694	957,258
01/01/2009 to 12/31/2009	$7.44694	$9.52587	1,218,390
01/01/2010 to 12/31/2010	$9.52587	$10.63084	989,188
01/01/2011 to 12/31/2011	$10.63084	$10.81033	687,964
01/01/2012 to 12/31/2012	$10.81033	$12.01437	441,624
01/01/2013 to 12/31/2013	$12.01437	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
ProFund VP Large-Cap Value
01/01/2008 to 12/31/2008	$12.17137	$7.14486	1,859,479
01/01/2009 to 12/31/2009	$7.14486	$8.41615	858,462
01/01/2010 to 12/31/2010	$8.41615	$9.36842	697,406
01/01/2011 to 12/31/2011	$9.36842	$9.11925	376,665
01/01/2012 to 12/31/2012	$9.11925	$10.37797	313,222
01/01/2013 to 12/31/2013	$10.37797	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
ProFund VP Mid-Cap Growth
01/01/2008 to 12/31/2008	$13.19785	$7.96260	795,911
01/01/2009 to 12/31/2009	$7.96260	$10.85954	1,274,910
01/01/2010 to 12/31/2010	$10.85954	$13.75037	1,207,046
01/01/2011 to 12/31/2011	$13.75037	$13.16581	715,556
01/01/2012 to 12/31/2012	$13.16581	$14.97791	466,126
01/01/2013 to 12/31/2013	$14.97791	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2008 to 12/31/2008	$13.89857	$8.72972	880,735
01/01/2009 to 12/31/2009	$8.72972	$11.26480	931,330
01/01/2010 to 12/31/2010	$11.26480	$13.37866	663,369
01/01/2011 to 12/31/2011	$13.37866	$12.67404	598,037
01/01/2012 to 12/31/2012	$12.67404	$14.56628	400,972
01/01/2013 to 12/31/2013	$14.56628	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
ProFund VP NASDAQ-100
01/01/2008 to 12/31/2008	$6.43605	$3.64996	1,796,126
01/01/2009 to 12/31/2009	$3.64996	$5.47064	2,035,640
01/01/2010 to 12/31/2010	$5.47064	$6.37824	1,362,711
01/01/2011 to 12/31/2011	$6.37824	$6.38058	1,059,058
01/01/2012 to 12/31/2012	$6.38058	$7.31221	804,125
01/01/2013 to 12/31/2013	$7.31221	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
ProFund VP Oil & Gas
01/01/2008 to 12/31/2008	$23.24259	$14.44920	1,200,018
01/01/2009 to 12/31/2009	$14.44920	$16.45506	935,373
01/01/2010 to 12/31/2010	$16.45506	$19.10658	678,241
01/01/2011 to 12/31/2011	$19.10658	$19.26275	581,324
01/01/2012 to 12/31/2012	$19.26275	$19.54274	450,492
01/01/2013 to 12/31/2013	$19.54274	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
ProFund VP Pharmaceuticals
01/01/2008 to 12/31/2008	$8.45420	$6.70963	267,400
01/01/2009 to 12/31/2009	$6.70963	$7.73346	242,297
01/01/2010 to 12/31/2010	$7.73346	$7.66147	109,426
01/01/2011 to 12/31/2011	$7.66147	$8.77313	164,294
01/01/2012 to 12/31/2012	$8.77313	$9.67547	110,208
01/01/2013 to 12/31/2013	$9.67547	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
ProFund VP Precious Metals
01/01/2008 to 12/31/2008	$18.86728	$12.88063	1,501,926
01/01/2009 to 12/31/2009	$12.88063	$17.18693	1,377,669
01/01/2010 to 12/31/2010	$17.18693	$22.52686	1,205,977
01/01/2011 to 12/31/2011	$22.52686	$17.94402	871,906
01/01/2012 to 12/31/2012	$17.94402	$15.11855	773,197
01/01/2013 to 12/31/2013	$15.11855	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2008 to 12/31/2008	$19.04795	$11.03261	325,229
01/01/2009 to 12/31/2009	$11.03261	$13.91291	295,787
01/01/2010 to 12/31/2010	$13.91291	$17.10539	191,657
01/01/2011 to 12/31/2011	$17.10539	$17.66731	167,856
01/01/2012 to 12/31/2012	$17.66731	$20.41077	168,090
01/01/2013 to 12/31/2013	$20.41077	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
ProFund VP Rising Rates Opportunity
01/01/2008 to 12/31/2008	$6.15005	$3.76126	843,036
01/01/2009 to 12/31/2009	$3.76126	$4.90211	1,070,267
01/01/2010 to 12/31/2010	$4.90211	$4.05875	1,203,470
01/01/2011 to 12/31/2011	$4.05875	$2.50119	841,669
01/01/2012 to 12/31/2012	$2.50119	$2.29514	612,803
01/01/2013 to 12/31/2013	$2.29514	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
ProFund VP Semiconductor
01/01/2008 to 12/31/2008	$7.46022	$3.69289	138,013
01/01/2009 to 12/31/2009	$3.69289	$5.97107	341,655
01/01/2010 to 12/31/2010	$5.97107	$6.61779	155,468
01/01/2011 to 12/31/2011	$6.61779	$6.27081	98,642
01/01/2012 to 12/31/2012	$6.27081	$5.92511	59,110
01/01/2013 to 12/31/2013	$5.92511	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
ProFund VP Short Mid-Cap
01/01/2008 to 12/31/2008	$7.88167	$10.24488	77,423
01/01/2009 to 12/31/2009	$10.24488	$6.52619	75,677
01/01/2010 to 12/31/2010	$6.52619	$4.77167	37,893
01/01/2011 to 12/31/2011	$4.77167	$4.31796	188,135
01/01/2012 to 12/31/2012	$4.31796	$3.45054	26,619
01/01/2013 to 12/31/2013	$3.45054	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280
ProFund VP Short NASDAQ-100
01/01/2008 to 12/31/2008	$5.03312	$7.35286	408,837
01/01/2009 to 12/31/2009	$7.35286	$4.30205	493,379
01/01/2010 to 12/31/2010	$4.30205	$3.34308	493,220
01/01/2011 to 12/31/2011	$3.34308	$2.95100	486,540
01/01/2012 to 12/31/2012	$2.95100	$2.36279	315,374
01/01/2013 to 12/31/2013	$2.36279	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2008 to 12/31/2008	$8.18942	$10.01935	168,074
01/01/2009 to 12/31/2009	$10.01935	$6.68089	263,360
01/01/2010 to 12/31/2010	$6.68089	$4.68063	353,616
01/01/2011 to 12/31/2011	$4.68063	$4.19572	47,284
01/01/2012 to 12/31/2012	$4.19572	$3.35238	80,090
01/01/2013 to 12/31/2013	$3.35238	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
ProFund VP Small-Cap Growth
01/01/2008 to 12/31/2008	$14.05201	$9.14000	879,531
01/01/2009 to 12/31/2009	$9.14000	$11.37052	986,365
01/01/2010 to 12/31/2010	$11.37052	$14.09552	798,559
01/01/2011 to 12/31/2011	$14.09552	$14.07652	549,470
01/01/2012 to 12/31/2012	$14.07652	$15.61158	459,225
01/01/2013 to 12/31/2013	$15.61158	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
ProFund VP Small-Cap Value
01/01/2008 to 12/31/2008	$12.13306	$8.29234	554,037
01/01/2009 to 12/31/2009	$8.29234	$9.84448	437,044
01/01/2010 to 12/31/2010	$9.84448	$11.85207	452,669
01/01/2011 to 12/31/2011	$11.85207	$11.20707	452,298
01/01/2012 to 12/31/2012	$11.20707	$12.83519	301,394
01/01/2013 to 12/31/2013	$12.83519	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
ProFund VP Technology
01/01/2008 to 12/31/2008	$5.86031	$3.21528	517,852
01/01/2009 to 12/31/2009	$3.21528	$5.11764	1,146,673
01/01/2010 to 12/31/2010	$5.11764	$5.58758	558,559
01/01/2011 to 12/31/2011	$5.58758	$5.43417	438,892
01/01/2012 to 12/31/2012	$5.43417	$5.91023	351,310
01/01/2013 to 12/31/2013	$5.91023	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
ProFund VP Telecommunications
01/01/2008 to 12/31/2008	$6.52098	$4.21647	960,481
01/01/2009 to 12/31/2009	$4.21647	$4.46180	400,342
01/01/2010 to 12/31/2010	$4.46180	$5.08947	324,805
01/01/2011 to 12/31/2011	$5.08947	$5.11203	179,037
01/01/2012 to 12/31/2012	$5.11203	$5.87296	168,246
01/01/2013 to 12/31/2013	$5.87296	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2008 to 12/31/2008	$13.03386	$19.24303	1,452,525
01/01/2009 to 12/31/2009	$19.24303	$12.78484	730,640
01/01/2010 to 12/31/2010	$12.78484	$13.87943	547,926
01/01/2011 to 12/31/2011	$13.87943	$19.64106	463,943
01/01/2012 to 12/31/2012	$19.64106	$19.55408	302,800
01/01/2013 to 12/31/2013	$19.55408	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
ProFund VP UltraBull
01/01/2008 to 12/31/2008	$10.00785	$3.21703	2,767,133
01/01/2009 to 12/31/2009	$3.21703	$4.58789	1,167,943
01/01/2010 to 12/31/2010	$4.58789	$5.52642	674,676
01/01/2011 to 12/31/2011	$5.52642	$5.18608	703,711
01/01/2012 to 12/31/2012	$5.18608	$6.59191	433,163
01/01/2013 to 12/31/2013	$6.59191	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
ProFund VP UltraMid-Cap
01/01/2008 to 12/31/2008	$16.00123	$5.13107	665,869
01/01/2009 to 12/31/2009	$5.13107	$8.38745	753,068
01/01/2010 to 12/31/2010	$8.38745	$12.37851	497,190
01/01/2011 to 12/31/2011	$12.37851	$10.53961	346,093
01/01/2012 to 12/31/2012	$10.53961	$13.76824	289,162
01/01/2013 to 12/31/2013	$13.76824	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805
ProFund VP UltraNASDAQ-100
01/01/2008 to 12/31/2008	$1.63326	$0.43893	17,542,704
01/01/2009 to 12/31/2009	$0.43893	$0.94936	15,444,310
01/01/2010 to 12/31/2010	$0.94936	$1.26579	11,463,831
01/01/2011 to 12/31/2011	$1.26579	$1.23318	8,801,458
01/01/2012 to 12/31/2012	$1.23318	$1.62619	7,106,264
01/01/2013 to 12/31/2013	$1.62619	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
ProFund VP UltraSmall-Cap
01/01/2008 to 12/31/2008	$12.58880	$4.19697	1,218,732
01/01/2009 to 12/31/2009	$4.19697	$5.80079	663,200
01/01/2010 to 12/31/2010	$5.80079	$8.49027	622,601
01/01/2011 to 12/31/2011	$8.49027	$6.79487	465,489
01/01/2012 to 12/31/2012	$6.79487	$8.67698	352,295
01/01/2013 to 12/31/2013	$8.67698	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2008 to 12/31/2008	$13.01933	$8.89627	1,081,057
01/01/2009 to 12/31/2009	$8.89627	$9.71332	693,690
01/01/2010 to 12/31/2010	$9.71332	$10.14721	559,918
01/01/2011 to 12/31/2011	$10.14721	$11.75730	613,840
01/01/2012 to 12/31/2012	$11.75730	$11.60869	391,285
01/01/2013 to 12/31/2013	$11.60869	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
Wells Fargo VT Intrinsic Value Fund - Class 2
07/16/2010* to 12/31/2010	$8.69109	$10.13767	946,979
01/01/2011 to 12/31/2011	$10.13767	$9.78069	743,657
01/01/2012 to 12/31/2012	$9.78069	$11.52091	660,605
01/01/2013 to 12/31/2013	$11.52091	$14.80198	597,822
01/01/2014 to 12/31/2014	$14.80198	$16.09959	505,283
01/01/2015 to 12/31/2015	$16.09959	$15.79110	423,162
01/01/2016 to 04/29/2016	$15.79110	$15.82351	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59334	$12.26277	663,927
01/01/2011 to 12/31/2011	$12.26277	$11.56627	524,891
01/01/2012 to 12/31/2012	$11.56627	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
*Denotes the start date of these sub-accounts

A-1

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.21492	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.78776	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$13.54511	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$16.34613	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.43668	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$31.77941	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.34657	$20.39040	913,647
01/01/2014 to 12/31/2014	$20.39040	$22.86049	1,027,985
01/01/2015 to 12/31/2015	$22.86049	$21.60795	1,170,651
01/01/2016 to 12/31/2016	$21.60795	$23.88525	1,038,821
01/01/2017 to 12/31/2017	$23.88525	$25.97784	1,033,616
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.92496	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.73459	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.28857	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$20.17690	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
AST International Value Portfolio
02/04/2013 to 12/31/2013	$21.16021	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.68345	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$20.01127	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.78326	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$19.13100	$18.67698	340,656
01/01/2014 to 12/31/2014	$18.67698	$19.69148	403,491
01/01/2015 to 12/31/2015	$19.69148	$19.40035	383,589
01/01/2016 to 12/31/2016	$19.40035	$19.72631	420,901
01/01/2017 to 12/31/2017	$19.72631	$20.20467	443,547
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$17.15194	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$23.90035	$29.71956	93,242
01/01/2014 to 12/31/2014	$29.71956	$31.79044	115,883
01/01/2015 to 10/16/2015	$31.79044	$32.79607	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.98089	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.36622	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$28.25377	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.16567	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.37875	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$16.41140	$20.09458	116,540
01/01/2014 to 12/31/2014	$20.09458	$21.40079	134,170
01/01/2015 to 10/16/2015	$21.40079	$19.96066	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.96239	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$18.31190	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$16.12290	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.96142	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.41883	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.25710	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$24.24056	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
*Denotes the start date of these sub-accounts

A-5

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.12668	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.69543	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$19.52904	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$26.88100	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$13.01961	$12.88732	60,588
01/01/2014 to 12/31/2014	$12.88732	$12.74487	63,451
01/01/2015 to 12/31/2015	$12.74487	$12.57919	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.52043	$11.38997	1,513
01/01/2014 to 12/31/2014	$11.38997	$11.32867	0
01/01/2015 to 12/31/2015	$11.32867	$11.18973	23,531
01/01/2016 to 12/31/2016	$11.18973	$11.12872	0
01/01/2017 to 01/03/2017	$11.12872	$11.12443	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.36012	$12.07586	3
01/01/2014 to 12/31/2014	$12.07586	$12.12598	0
01/01/2015 to 12/31/2015	$12.12598	$12.02471	8,777
01/01/2016 to 12/31/2016	$12.02471	$12.04281	204,506
01/01/2017 to 12/31/2017	$12.04281	$12.01083	0
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.45449	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564

A-6

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.56886	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.90042	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.69140	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.41135	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.20665	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.75060	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.34702	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$33.11300	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$27.22569	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.00140	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$13.81651	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.51084	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$20.86688	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
AST International Value Portfolio
02/04/2013 to 12/31/2013	$19.42619	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$23.89690	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.57970	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.98995	$18.52236	176,423
01/01/2014 to 12/31/2014	$18.52236	$19.50869	186,315
01/01/2015 to 12/31/2015	$19.50869	$19.20092	238,289
01/01/2016 to 12/31/2016	$19.20092	$19.50399	267,817
01/01/2017 to 12/31/2017	$19.50399	$19.95686	192,334
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$10.30431	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$32.33787	$40.17491	109,479
01/01/2014 to 12/31/2014	$40.17491	$42.93095	105,092
01/01/2015 to 10/16/2015	$42.93095	$44.25350	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$41.80853	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.26999	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$14.17427	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.20899	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$29.55460	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$13.92370	$17.03305	99,497
01/01/2014 to 12/31/2014	$17.03305	$18.12190	123,842
01/01/2015 to 10/16/2015	$18.12190	$16.88889	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.50650	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$13.98959	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$19.42718	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$17.30551	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.35352	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.11638	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$16.68016	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
*Denotes the start date of these sub-accounts

A-10

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.95163	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.04383	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$11.34192	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$13.06468	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.62185	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$23.32174	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.12005	$20.08038	0
01/01/2014 to 12/31/2014	$20.08038	$22.47894	1,261
01/01/2015 to 12/31/2015	$22.47894	$21.21510	239
01/01/2016 to 12/31/2016	$21.21510	$23.41553	8,429
01/01/2017 to 12/31/2017	$23.41553	$25.42854	56,519
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$19.18037	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$9.62163	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.55777	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$15.97930	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
AST International Value Portfolio
02/04/2013 to 12/31/2013	$14.93498	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$14.29971	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$16.03119	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.27296	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$15.52037	$15.13128	0
01/01/2014 to 12/31/2014	$15.13128	$15.92897	0
01/01/2015 to 12/31/2015	$15.92897	$15.66974	245
01/01/2016 to 12/31/2016	$15.66974	$15.90894	5,582
01/01/2017 to 12/31/2017	$15.90894	$16.27015	47,644
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$16.24187	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836

A-12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.74176	$23.27306	208
01/01/2014 to 12/31/2014	$23.27306	$24.85703	204
01/01/2015 to 10/16/2015	$24.85703	$25.61254	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$20.19298	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.15141	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$18.66104	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.68909	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.76717	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$17.25446	$21.09788	0
01/01/2014 to 12/31/2014	$21.09788	$22.43531	0
01/01/2015 to 10/16/2015	$22.43531	$20.90060	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.94907	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$16.71838	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$12.40483	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.36282	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.89901	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.79988	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.80520	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
*Denotes the start date of these sub-accounts

A-14

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.99527	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.55798	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$13.19996	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$15.92948	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.44930	$11.30411	0
01/01/2014 to 12/31/2014	$11.30411	$11.22551	0
01/01/2015 to 12/31/2015	$11.22551	$11.07097	0
01/01/2016 to 12/31/2016	$11.07097	$10.99426	0
01/01/2017 to 01/03/2017	$10.99426	$10.98984	0
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.82656	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.21328	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$30.96965	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$15.93003	$19.82558	182,543
01/01/2014 to 12/31/2014	$19.82558	$22.17124	239,027
01/01/2015 to 12/31/2015	$22.17124	$20.90361	556,642
01/01/2016 to 12/31/2016	$20.90361	$23.04852	511,589
01/01/2017 to 12/31/2017	$23.04852	$25.00482	514,826
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.28986	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.46085	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$13.92500	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$19.66225	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
AST International Value Portfolio
02/04/2013 to 12/31/2013	$20.62156	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.48543	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$19.50161	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.32996	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277

A-16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.64426	$18.16014	123,101
01/01/2014 to 12/31/2014	$18.16014	$19.09815	137,193
01/01/2015 to 12/31/2015	$19.09815	$18.76834	251,144
01/01/2016 to 12/31/2016	$18.76834	$19.03570	297,870
01/01/2017 to 12/31/2017	$19.03570	$19.44828	334,790
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$16.71505	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$23.29186	$28.89691	36,981
01/01/2014 to 12/31/2014	$28.89691	$30.83248	48,325
01/01/2015 to 10/16/2015	$30.83248	$31.74418	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.37039	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.12659	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$27.53482	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$19.65173	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.78354	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$15.99323	$19.53791	114,432
01/01/2014 to 12/31/2014	$19.53791	$20.75538	132,651
01/01/2015 to 10/16/2015	$20.75538	$19.32001	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.47928	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994

A-17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$17.84569	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$15.71196	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.37584	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.25610	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.90793	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$23.62325	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
*Denotes the start date of these sub-accounts

A-18

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.90860	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.46718	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$15.33469	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$19.71299	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$12.85579	$12.69644	5,955
01/01/2014 to 12/31/2014	$12.69644	$12.52374	5,861
01/01/2015 to 12/31/2015	$12.52374	$12.32972	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.40199	$11.24711	21,082
01/01/2014 to 12/31/2014	$11.24711	$11.15760	36,800
01/01/2015 to 12/31/2015	$11.15760	$10.99289	46,719
01/01/2016 to 12/31/2016	$10.99289	$10.90542	136
01/01/2017 to 01/03/2017	$10.90542	$10.90092	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.26393	$11.95443	176,249
01/01/2014 to 12/31/2014	$11.95443	$11.97367	139,744
01/01/2015 to 12/31/2015	$11.97367	$11.84367	175,319
01/01/2016 to 12/31/2016	$11.84367	$11.83129	248,428
01/01/2017 to 12/31/2017	$11.83129	$11.76934	4,307
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.27202	$13.80061	540,961
01/01/2014 to 12/31/2014	$13.80061	$13.99093	378,986
01/01/2015 to 12/31/2015	$13.99093	$13.92808	365,108
01/01/2016 to 12/31/2016	$13.92808	$13.97555	404,141
01/01/2017 to 12/31/2017	$13.97555	$13.89975	537,291

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.38475	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.77784	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.58480	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.34576	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.17842	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.74822	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.12482	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$35.33464	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$12.55944	$15.61649	3,172,056
01/01/2014 to 12/31/2014	$15.61649	$17.44649	3,008,724
01/01/2015 to 12/31/2015	$17.44649	$16.43223	5,726,161
01/01/2016 to 12/31/2016	$16.43223	$18.10018	4,734,462
01/01/2017 to 12/31/2017	$18.10018	$19.61663	3,522,052
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.23961	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.95130	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.55596	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$20.71151	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
AST International Value Portfolio
02/04/2013 to 12/31/2013	$9.23467	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.40686	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$10.70897	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$11.71700	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.40905	$17.91477	1,893,341
01/01/2014 to 12/31/2014	$17.91477	$18.82100	1,987,724
01/01/2015 to 12/31/2015	$18.82100	$18.47722	2,459,385
01/01/2016 to 12/31/2016	$18.47722	$18.72141	1,954,456
01/01/2017 to 12/31/2017	$18.72141	$19.10789	1,011,738
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$9.26676	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$11.70251	$14.50542	1,582,884
01/01/2014 to 12/31/2014	$14.50542	$15.46132	1,649,910
01/01/2015 to 10/16/2015	$15.46132	$15.90579	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$23.77427	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.03121	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$13.74024	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$24.84584	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$24.11421	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$13.51549	$16.49582	1,240,563
01/01/2014 to 12/31/2014	$16.49582	$17.50605	1,307,147
01/01/2015 to 10/16/2015	$17.50605	$16.28231	0

A-22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$9.49995	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$13.56148	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$18.56216	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.77641	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.19158	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.77053	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$16.19108	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
*Denotes the start date of these sub-accounts

A-23

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus Cliff M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.77935	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.33181	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$18.17379	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$25.39960	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.33114	$11.16186	0
01/01/2014 to 12/31/2014	$11.16186	$11.05653	0
01/01/2015 to 12/31/2015	$11.05653	$10.87676	0
01/01/2016 to 12/31/2016	$10.87676	$10.77400	0
01/01/2017 to 01/03/2017	$10.77400	$10.76937	0
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.70486	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.99314	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$31.14960	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$33.62758	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$6.64833	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$13.49130	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.11061	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$19.55079	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
AST International Value Portfolio
02/04/2013 to 12/31/2013	$18.07738	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.53734	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$37.27202	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.29749	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$18.06811	$17.55874	1,960,940
01/01/2014 to 12/31/2014	$17.55874	$18.41908	1,903,771
01/01/2015 to 12/31/2015	$18.41908	$18.05518	1,646,118
01/01/2016 to 12/31/2016	$18.05518	$18.26609	1,603,818
01/01/2017 to 12/31/2017	$18.26609	$18.61484	1,304,195
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$9.76361	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$30.65747	$37.94808	3,738,653
01/01/2014 to 12/31/2014	$37.94808	$40.38744	3,194,846
01/01/2015 to 10/16/2015	$40.38744	$41.49835	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$40.56180	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.89012	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$13.48637	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$25.90740	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$27.68981	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$13.27575	$16.18108	1,587,391
01/01/2014 to 12/31/2014	$16.18108	$17.14589	1,448,412
01/01/2015 to 10/16/2015	$17.14589	$15.92821	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$19.16040	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$13.31015	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$17.86915	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.46542	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.09525	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.78878	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$11.80956	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
*Denotes the start date of these sub-accounts

A-27

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.72513	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$14.81618	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$11.17022	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$12.86696	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$15.38532	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$22.96900	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$15.87619	$19.70437	602
01/01/2014 to 12/31/2014	$19.70437	$21.96887	581
01/01/2015 to 12/31/2015	$21.96887	$20.64977	1,127
01/01/2016 to 12/31/2016	$20.64977	$22.69974	504
01/01/2017 to 12/31/2017	$22.69974	$24.55197	67,534
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.89030	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$9.47602	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$16.30722	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$15.73773	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
AST International Value Portfolio
02/04/2013 to 12/31/2013	$14.70920	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$14.08315	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$15.78850	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.01137	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$15.28557	$14.84784	0
01/01/2014 to 12/31/2014	$14.84784	$15.56744	0
01/01/2015 to 12/31/2015	$15.56744	$15.25213	178
01/01/2016 to 12/31/2016	$15.25213	$15.42250	172
01/01/2017 to 12/31/2017	$15.42250	$15.70900	51,357
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$15.99589	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.45798	$22.83700	0
01/01/2014 to 12/31/2014	$22.83700	$24.29272	0
01/01/2015 to 10/16/2015	$24.29272	$24.95094	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.88721	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.93714	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$18.37835	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$20.37592	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.48325	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$16.99348	$20.70293	534
01/01/2014 to 12/31/2014	$20.70293	$21.92630	514
01/01/2015 to 10/16/2015	$21.92630	$20.36087	0
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.67742	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$16.46538	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700

A-30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$12.21688	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$19.06977	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.70394	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.57578	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.53589	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
*Denotes the start date of these sub-accounts

A-31

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV Cliff
M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.69398	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.24231	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$12.73027	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$15.36279	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$12.69278	$12.50657	1,597
01/01/2014 to 12/31/2014	$12.50657	$12.30538	1,512
01/01/2015 to 12/31/2015	$12.30538	$12.08417	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.28396	$11.10513	413
01/01/2014 to 12/31/2014	$11.10513	$10.98902	0
01/01/2015 to 12/31/2015	$10.98902	$10.79920	0
01/01/2016 to 12/31/2016	$10.79920	$10.68659	0
01/01/2017 to 01/03/2017	$10.68659	$10.68188	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.16806	$11.83381	3,474
01/01/2014 to 12/31/2014	$11.83381	$11.82294	805
01/01/2015 to 12/31/2015	$11.82294	$11.66492	1,291
01/01/2016 to 12/31/2016	$11.66492	$11.62381	42,620
01/01/2017 to 12/31/2017	$11.62381	$11.53420	0
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.09126	$13.59462	7,412
01/01/2014 to 12/31/2014	$13.59462	$13.74717	23,989
01/01/2015 to 12/31/2015	$13.74717	$13.65072	83,299
01/01/2016 to 12/31/2016	$13.65072	$13.66279	59,723
01/01/2017 to 12/31/2017	$13.66279	$13.55419	84,447

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.20254	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.65612	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.47863	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.28044	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.15014	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.74587	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.90646	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$29.86747	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$15.36286	$19.05855	238,839
01/01/2014 to 12/31/2014	$19.05855	$21.23797	208,064
01/01/2015 to 12/31/2015	$21.23797	$19.95268	348,397
01/01/2016 to 12/31/2016	$19.95268	$21.92245	287,328
01/01/2017 to 12/31/2017	$21.92245	$23.69919	258,052
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$23.42521	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$10.08861	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$13.42940	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$18.96293	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
AST International Value Portfolio
02/04/2013 to 12/31/2013	$19.88753	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.21190	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$18.80765	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$16.71324	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$17.98041	$17.45762	68,600
01/01/2014 to 12/31/2014	$17.45762	$18.29443	75,763
01/01/2015 to 12/31/2015	$18.29443	$17.91477	83,372
01/01/2016 to 12/31/2016	$17.91477	$18.10574	76,156
01/01/2017 to 12/31/2017	$18.10574	$18.43286	58,907
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$16.12024	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.46266	$27.77898	69,806
01/01/2014 to 12/31/2014	$27.77898	$29.53468	41,017
01/01/2015 to 10/16/2015	$29.53468	$30.32276	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$22.53837	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.79647	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$26.55469	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.95189	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.97245	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$15.42403	$18.78231	75,195
01/01/2014 to 12/31/2014	$18.78231	$19.88218	59,965
01/01/2015 to 10/16/2015	$19.88218	$18.45524	0

A-35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.82130	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$17.21047	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$15.15322	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.57965	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.03157	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.43085	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$22.78243	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
*Denotes the start date of these sub-accounts

A-36

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40
bps Cliff M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.82604	$7.92870	35,995,508
01/01/2009 to 12/31/2009	$7.92870	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$13.43789	$8.62407	2,803,150
01/01/2009 to 12/31/2009	$8.62407	$9.98927	4,930,435
01/01/2010 to 12/31/2010	$9.98927	$11.18479	6,178,407
01/01/2011 to 12/31/2011	$11.18479	$11.39330	5,937,210
01/01/2012 to 05/04/2012	$11.39330	$12.37950	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.69575	$8.20123	24,018,186
01/01/2009 to 12/31/2009	$8.20123	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$11.30624	$11.24371	15,403,578
01/01/2009 to 12/31/2009	$11.24371	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$12.38653	$11.90687	20,478,277
01/01/2009 to 12/31/2009	$11.90687	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
02/04/2013* to 12/31/2013	$11.38289	$11.20068	0
01/01/2014 to 12/31/2014	$11.20068	$11.00360	0
01/01/2015 to 12/31/2015	$11.00360	$10.78939	0
AST Bond Portfolio 2016
02/04/2013* to 12/31/2013	$11.21402	$11.02115	0
01/01/2014 to 12/31/2014	$11.02115	$10.88950	0
01/01/2015 to 12/31/2015	$10.88950	$10.68513	0
01/01/2016 to 12/31/2016	$10.68513	$10.55780	0
01/01/2017 to 01/03/2017	$10.55780	$10.55297	0
AST Bond Portfolio 2017
02/04/2013* to 12/31/2013	$12.11092	$11.76202	0
01/01/2014 to 12/31/2014	$11.76202	$11.73311	0
01/01/2015 to 12/31/2015	$11.73311	$11.55862	0
01/01/2016 to 12/31/2016	$11.55862	$11.49977	0
01/01/2017 to 12/31/2017	$11.49977	$11.39419	0
AST Bond Portfolio 2018
02/04/2013* to 12/31/2013	$12.18425	$11.73869	0
01/01/2014 to 12/31/2014	$11.73869	$11.85239	0
01/01/2015 to 12/31/2015	$11.85239	$11.75131	0
01/01/2016 to 12/31/2016	$11.75131	$11.74380	947
01/01/2017 to 12/31/2017	$11.74380	$11.63314	12,033
AST Bond Portfolio 2019
02/04/2013* to 12/31/2013	$12.30128	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
AST Bond Portfolio 2020
02/04/2013* to 12/31/2013	$11.58370	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
AST Bond Portfolio 2021
02/04/2013* to 12/31/2013	$13.41526	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
AST Bond Portfolio 2022
02/04/2013* to 12/31/2013	$12.24131	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
AST Bond Portfolio 2023
02/04/2013* to 12/31/2013	$10.13319	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681

A-38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
02/04/2013* to 12/31/2013	$9.74443	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.07331	$7.72533	32,624,883
01/01/2009 to 12/31/2009	$7.72533	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.10908	$14.12224	1,741,032
01/01/2009 to 12/31/2009	$14.12224	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.08482	$8.21574	14,384,005
01/01/2009 to 12/31/2009	$8.21574	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.92032	$8.68793	2,808,881
01/01/2009 to 12/31/2009	$8.68793	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.48486	$10.57058	91,319,625
01/01/2009 to 12/31/2009	$10.57058	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.99533	$7.47791	4,027,564
01/01/2009 to 12/31/2009	$7.47791	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$24.43047	$11.95763	6,129,240
01/01/2009 to 12/31/2009	$11.95763	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
AST International Value Portfolio
01/01/2008 to 12/31/2008	$20.85236	$11.48381	2,393,870
01/01/2009 to 12/31/2009	$11.48381	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395

A-40

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
02/04/2013* to 12/31/2013	$15.09578	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$17.98384	$10.36784	2,459,224
01/01/2009 to 12/31/2009	$10.36784	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.36132	$8.51147	16,673,165
01/01/2009 to 12/31/2009	$8.51147	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.74435	$10.37423	8,586,978
01/01/2009 to 12/31/2009	$10.37423	$13.73367	10,096,051
01/01/2010 to 12/31/2010	$13.73367	$15.31907	8,604,037
01/01/2011 to 12/31/2011	$15.31907	$16.59906	9,200,629
01/01/2012 to 12/31/2012	$16.59906	$17.29281	8,547,651
01/01/2013 to 12/31/2013	$17.29281	$16.66727	6,345,324
01/01/2014 to 12/31/2014	$16.66727	$17.43964	6,499,325
01/01/2015 to 12/31/2015	$17.43964	$17.05172	6,830,418
01/01/2016 to 12/31/2016	$17.05172	$17.20730	6,116,245
01/01/2017 to 12/31/2017	$17.20730	$17.49157	5,657,864
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.73253	$7.97628	3,159,245
01/01/2009 to 12/31/2009	$7.97628	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.33589	$9.12822	3,042,143
01/01/2009 to 12/31/2009	$9.12822	$11.65192	4,022,837
01/01/2010 to 12/31/2010	$11.65192	$14.74600	5,702,161
01/01/2011 to 12/31/2011	$14.74600	$14.74767	4,466,247
01/01/2012 to 12/31/2012	$14.74767	$16.29995	3,764,767
01/01/2013 to 12/31/2013	$16.29995	$21.25883	3,561,170
01/01/2014 to 12/31/2014	$21.25883	$22.56803	3,128,103
01/01/2015 to 10/16/2015	$22.56803	$23.14223	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.63358	$8.26969	768,282
01/01/2009 to 12/31/2009	$8.26969	$9.96832	1,585,215
01/01/2010 to 12/31/2010	$9.96832	$11.79084	2,045,616
01/01/2011 to 04/29/2011	$11.79084	$13.22524	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.66966	$10.03417	5,184,438
01/01/2009 to 12/31/2009	$10.03417	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.39503	$9.02321	24,830,005
01/01/2009 to 12/31/2009	$9.02321	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$20.15586	$11.08253	2,977,983
01/01/2009 to 12/31/2009	$11.08253	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.54500	$6.74114	1,375,635
01/01/2009 to 12/31/2009	$6.74114	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.34391	$11.29737	6,242,966
01/01/2009 to 12/31/2009	$11.29737	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$14.55073	$8.31641	2,874,755
01/01/2009 to 12/31/2009	$8.31641	$10.12560	3,572,238
01/01/2010 to 12/31/2010	$10.12560	$11.27737	4,182,015
01/01/2011 to 12/31/2011	$11.27737	$10.90974	3,313,597
01/01/2012 to 12/31/2012	$10.90974	$12.58046	4,588,707
01/01/2013 to 12/31/2013	$12.58046	$16.04594	5,133,443
01/01/2014 to 12/31/2014	$16.04594	$16.95956	4,589,369
01/01/2015 to 10/16/2015	$16.95956	$15.72345	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.95757	$6.98928	4,437,756
01/01/2009 to 12/31/2009	$6.98928	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$16.05055	$9.89726	2,589,179
01/01/2009 to 12/31/2009	$9.89726	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$14.24317	$13.66702	4,228,137
01/01/2009 to 12/31/2009	$13.66702	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.56991	$8.86613	1,381,269
01/01/2009 to 12/31/2009	$8.86613	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97948	$9.30331	4,064,760
01/01/2009 to 12/31/2009	$9.30331	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$21.35143	$12.28699	984,931
01/01/2009 to 12/31/2009	$12.28699	$14.01114	668,798
01/01/2010 to 07/16/2010	$14.01114	$13.30976	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$13.24041	$9.48029	271,517
01/01/2009 to 12/31/2009	$9.48029	$13.42343	749,780
01/01/2010 to 07/16/2010	$13.42343	$12.54029	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
*Denotes the start date of these sub-accounts

A-45

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of LT5 or HD 5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR
HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP
and HAV Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.48257	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.02105	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$12.40381	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$14.96898	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
AST Bond Portfolio 2015
02/04/2013 to 12/31/2013	$12.97545	$12.75578	0
01/01/2014 to 12/31/2014	$12.75578	$12.51866	0
01/01/2015 to 12/31/2015	$12.51866	$12.26252	0
AST Bond Portfolio 2016
02/04/2013 to 12/31/2013	$11.16746	$10.96540	7,437
01/01/2014 to 12/31/2014	$10.96540	$10.82326	8,180
01/01/2015 to 12/31/2015	$10.82326	$10.60949	22,773
01/01/2016 to 12/31/2016	$10.60949	$10.47233	0
01/01/2017 to 01/03/2017	$10.47233	$10.46742	0
AST Bond Portfolio 2017
02/04/2013 to 12/31/2013	$12.07286	$11.71429	0
01/01/2014 to 12/31/2014	$11.71429	$11.67365	22,058
01/01/2015 to 12/31/2015	$11.67365	$11.48830	21,508
01/01/2016 to 12/31/2016	$11.48830	$11.41848	40,106
01/01/2017 to 12/31/2017	$11.41848	$11.30175	0
AST Bond Portfolio 2018
02/04/2013 to 12/31/2013	$14.47966	$13.93731	65,213
01/01/2014 to 12/31/2014	$13.93731	$14.05806	48,805
01/01/2015 to 12/31/2015	$14.05806	$13.92400	61,391
01/01/2016 to 12/31/2016	$13.92400	$13.90087	0
01/01/2017 to 12/31/2017	$13.90087	$13.75552	33,942

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
02/04/2013 to 12/31/2013	$14.59383	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
AST Bond Portfolio 2020
02/04/2013 to 12/31/2013	$11.53554	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
AST Bond Portfolio 2021
02/04/2013 to 12/31/2013	$13.37291	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
AST Bond Portfolio 2022
02/04/2013 to 12/31/2013	$12.21515	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
AST Bond Portfolio 2023
02/04/2013 to 12/31/2013	$10.12182	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
AST Bond Portfolio 2024
02/04/2013 to 12/31/2013	$9.74349	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$11.69138	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324

A-47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$29.10240	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.96896	$18.52731	518,331
01/01/2014 to 12/31/2014	$18.52731	$20.59363	488,701
01/01/2015 to 12/31/2015	$20.59363	$19.29826	1,070,573
01/01/2016 to 12/31/2016	$19.29826	$21.14972	942,844
01/01/2017 to 12/31/2017	$21.14972	$22.80598	879,258
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.82481	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$9.82966	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$13.08480	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$18.47707	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
AST International Value Portfolio
02/04/2013 to 12/31/2013	$19.37799	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
AST Investment Grade Bond Portfolio
02/04/2013 to 12/31/2013	$15.01903	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$18.32535	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045

A-48

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$16.28495	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
AST Lord Abbett Core Fixed Income Portfolio
02/04/2013 to 12/31/2013	$17.51976	$16.97115	370,452
01/01/2014 to 12/31/2014	$16.97115	$17.73943	381,932
01/01/2015 to 12/31/2015	$17.73943	$17.32723	603,736
01/01/2016 to 12/31/2016	$17.32723	$17.46762	551,661
01/01/2017 to 12/31/2017	$17.46762	$17.73822	505,812
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$15.70713	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
AST Neuberger Berman Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.88705	$27.00509	217,953
01/01/2014 to 12/31/2014	$27.00509	$28.63904	184,093
01/01/2015 to 10/16/2015	$28.63904	$29.34405	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.96054	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.56553	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$25.87408	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$18.46626	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.40900	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
AST T. Rowe Price Equity Income Portfolio
02/04/2013 to 12/31/2013	$15.02905	$18.25932	259,454
01/01/2014 to 12/31/2014	$18.25932	$19.27947	269,680
01/01/2015 to 10/16/2015	$19.27947	$17.85982	0

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$17.36486	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
02/04/2013 to 12/31/2013	$16.76968	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$14.76494	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$21.02655	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$11.87294	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$14.09894	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$22.19843	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
*Denotes the start date of these sub-accounts

A-50

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.76368	$7.86679	5,964,367
01/01/2009 to 12/31/2009	$7.86679	$9.59708	14,463,581
01/01/2010 to 12/31/2010	$9.59708	$10.54121	11,979,057
01/01/2011 to 12/31/2011	$10.54121	$10.06634	7,908,770
01/01/2012 to 12/31/2012	$10.06634	$11.11575	7,770,695
01/01/2013 to 12/31/2013	$11.11575	$11.99222	6,988,823
01/01/2014 to 12/31/2014	$11.99222	$12.21360	5,430,096
01/01/2015 to 12/31/2015	$12.21360	$11.59582	3,918,456
01/01/2016 to 12/31/2016	$11.59582	$12.09671	2,865,335
01/01/2017 to 12/31/2017	$12.09671	$13.36096	2,401,078
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.91647	$10.18875	312,153
01/01/2009 to 12/31/2009	$10.18875	$11.77167	623,594
01/01/2010 to 12/31/2010	$11.77167	$13.14704	553,750
01/01/2011 to 12/31/2011	$13.14704	$13.35828	416,102
01/01/2012 to 05/04/2012	$13.35828	$14.50188	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.63404	$8.13727	2,928,413
01/01/2009 to 12/31/2009	$8.13727	$9.84240	12,578,640
01/01/2010 to 12/31/2010	$9.84240	$10.84442	10,206,458
01/01/2011 to 12/31/2011	$10.84442	$10.50943	6,583,634
01/01/2012 to 12/31/2012	$10.50943	$11.59556	6,921,821
01/01/2013 to 12/31/2013	$11.59556	$13.38272	6,631,006
01/01/2014 to 12/31/2014	$13.38272	$13.98473	5,609,030
01/01/2015 to 12/31/2015	$13.98473	$13.78432	4,525,087
01/01/2016 to 12/31/2016	$13.78432	$14.37457	3,719,730
01/01/2017 to 12/31/2017	$14.37457	$16.20424	3,128,669
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.88294	$10.79522	3,534,614
01/01/2009 to 12/31/2009	$10.79522	$11.67355	9,706,559
01/01/2010 to 12/31/2010	$11.67355	$11.89827	6,476,153
01/01/2011 to 12/31/2011	$11.89827	$11.93492	3,945,089
01/01/2012 to 12/31/2012	$11.93492	$12.25761	3,747,740
01/01/2013 to 12/31/2013	$12.25761	$11.76334	3,291,066
01/01/2014 to 12/31/2014	$11.76334	$11.52848	2,274,072
01/01/2015 to 12/31/2015	$11.52848	$11.36413	1,480,773
01/01/2016 to 12/31/2016	$11.36413	$11.33090	1,113,516
01/01/2017 to 12/31/2017	$11.33090	$11.30549	1,054,523
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.76195	$11.27779	3,876,085
01/01/2009 to 12/31/2009	$11.27779	$12.89197	10,257,815
01/01/2010 to 12/31/2010	$12.89197	$13.62321	8,706,380
01/01/2011 to 12/31/2011	$13.62321	$13.78958	5,328,814
01/01/2012 to 12/31/2012	$13.78958	$14.78828	5,350,745
01/01/2013 to 12/31/2013	$14.78828	$14.24082	3,994,967
01/01/2014 to 12/31/2014	$14.24082	$14.56142	2,756,189
01/01/2015 to 12/31/2015	$14.56142	$13.98366	2,012,621
01/01/2016 to 12/31/2016	$13.98366	$14.29845	1,415,120
01/01/2017 to 12/31/2017	$14.29845	$14.63929	1,220,812

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99895	$9.36849	0
01/01/2010 to 12/31/2010	$9.36849	$10.16256	0
01/01/2011 to 12/31/2011	$10.16256	$10.93081	0
01/01/2012 to 12/31/2012	$10.93081	$11.16932	0
01/01/2013 to 12/31/2013	$11.16932	$10.88179	0
01/01/2014 to 12/31/2014	$10.88179	$10.72443	0
01/01/2015 to 12/31/2015	$10.72443	$10.49656	0
01/01/2016 to 12/31/2016	$10.49656	$10.34506	0
01/01/2017 to 01/03/2017	$10.34506	$10.34004	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99895	$8.77992	0
01/01/2010 to 12/31/2010	$8.77992	$9.63325	0
01/01/2011 to 12/31/2011	$9.63325	$11.21550	0
01/01/2012 to 12/31/2012	$11.21550	$11.69747	0
01/01/2013 to 12/31/2013	$11.69747	$10.72759	0
01/01/2014 to 12/31/2014	$10.72759	$11.17195	0
01/01/2015 to 12/31/2015	$11.17195	$11.12698	0
01/01/2016 to 12/31/2016	$11.12698	$11.12949	0
01/01/2017 to 12/31/2017	$11.12949	$11.01525	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.00961	$7.66494	5,862,125
01/01/2009 to 12/31/2009	$7.66494	$9.42392	19,005,047
01/01/2010 to 12/31/2010	$9.42392	$10.48149	14,233,361
01/01/2011 to 12/31/2011	$10.48149	$10.03311	8,170,145
01/01/2012 to 12/31/2012	$10.03311	$11.19298	8,804,452
01/01/2013 to 12/31/2013	$11.19298	$13.47080	9,283,453
01/01/2014 to 12/31/2014	$13.47080	$14.13929	8,128,130
01/01/2015 to 12/31/2015	$14.13929	$13.94463	6,978,558
01/01/2016 to 12/31/2016	$13.94463	$14.61546	5,754,253
01/01/2017 to 12/31/2017	$14.61546	$16.90360	5,232,380
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.35926	$14.24557	211,987
01/01/2009 to 12/31/2009	$14.24557	$18.43675	608,819
01/01/2010 to 12/31/2010	$18.43675	$23.27609	512,414
01/01/2011 to 12/31/2011	$23.27609	$24.33937	235,353
01/01/2012 to 12/31/2012	$24.33937	$27.54086	235,540
01/01/2013 to 12/31/2013	$27.54086	$27.86420	206,174
01/01/2014 to 12/31/2014	$27.86420	$35.78529	192,847
01/01/2015 to 12/31/2015	$35.78529	$36.80601	124,265
01/01/2016 to 12/31/2016	$36.80601	$37.84707	107,705
01/01/2017 to 12/31/2017	$37.84707	$39.44876	102,669
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.96232	$9.86890	2,971,743
01/01/2009 to 12/31/2009	$9.86890	$11.53927	9,326,038
01/01/2010 to 12/31/2010	$11.53927	$12.77881	6,998,680
01/01/2011 to 12/31/2011	$12.77881	$11.84441	3,277,745
01/01/2012 to 12/31/2012	$11.84441	$13.90426	3,174,914
01/01/2013 to 12/31/2013	$13.90426	$18.21540	2,760,364
01/01/2014 to 12/31/2014	$18.21540	$20.21598	1,750,771
01/01/2015 to 12/31/2015	$20.21598	$18.91552	1,401,134
01/01/2016 to 12/31/2016	$18.91552	$20.69868	1,101,847
01/01/2017 to 12/31/2017	$20.69868	$22.28573	1,058,515

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.25391	$10.60190	495,545
01/01/2009 to 12/31/2009	$10.60190	$16.33854	1,836,792
01/01/2010 to 12/31/2010	$16.33854	$19.20592	1,199,578
01/01/2011 to 12/31/2011	$19.20592	$18.28055	516,180
01/01/2012 to 12/31/2012	$18.28055	$21.45017	505,518
01/01/2013 to 12/31/2013	$21.45017	$27.81671	514,046
01/01/2014 to 12/31/2014	$27.81671	$30.43387	354,830
01/01/2015 to 12/31/2015	$30.43387	$28.15819	393,677
01/01/2016 to 12/31/2016	$28.15819	$28.07868	289,803
01/01/2017 to 12/31/2017	$28.07868	$35.00934	233,017
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.37945	$10.43767	27,759,077
01/01/2009 to 12/31/2009	$10.43767	$10.26441	53,398,654
01/01/2010 to 12/31/2010	$10.26441	$10.07186	22,860,112
01/01/2011 to 12/31/2011	$10.07186	$9.88296	14,451,090
01/01/2012 to 12/31/2012	$9.88296	$9.69565	12,836,983
01/01/2013 to 12/31/2013	$9.69565	$9.51146	8,587,995
01/01/2014 to 12/31/2014	$9.51146	$9.33077	5,836,235
01/01/2015 to 12/31/2015	$9.33077	$9.15349	4,351,613
01/01/2016 to 12/31/2016	$9.15349	$8.98008	3,457,863
01/01/2017 to 12/31/2017	$8.98008	$8.83997	2,111,819
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.23496	$8.74439	510,220
01/01/2009 to 12/31/2009	$8.74439	$10.24535	1,270,505
01/01/2010 to 12/31/2010	$10.24535	$11.37335	929,620
01/01/2011 to 12/31/2011	$11.37335	$10.69080	467,092
01/01/2012 to 12/31/2012	$10.69080	$12.25840	472,202
01/01/2013 to 12/31/2013	$12.25840	$16.81913	598,631
01/01/2014 to 12/31/2014	$16.81913	$18.76780	504,825
01/01/2015 to 12/31/2015	$18.76780	$16.96847	310,533
01/01/2016 to 12/31/2016	$16.96847	$19.95731	234,517
01/01/2017 to 12/31/2017	$19.95731	$23.33694	175,860
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$24.11404	$11.77265	1,436,169
01/01/2009 to 12/31/2009	$11.77265	$15.62464	4,557,297
01/01/2010 to 12/31/2010	$15.62464	$17.54999	3,251,694
01/01/2011 to 12/31/2011	$17.54999	$14.99175	1,512,624
01/01/2012 to 12/31/2012	$14.99175	$17.70181	1,436,397
01/01/2013 to 12/31/2013	$17.70181	$20.67486	1,426,725
01/01/2014 to 12/31/2014	$20.67486	$19.16150	1,000,376
01/01/2015 to 12/31/2015	$19.16150	$19.38922	603,053
01/01/2016 to 12/31/2016	$19.38922	$18.30293	522,969
01/01/2017 to 12/31/2017	$18.30293	$24.31733	444,516
AST International Value Portfolio
01/01/2008 to 12/31/2008	$24.61443	$13.52112	254,922
01/01/2009 to 12/31/2009	$13.52112	$17.30968	702,587
01/01/2010 to 12/31/2010	$17.30968	$18.86297	458,110
01/01/2011 to 12/31/2011	$18.86297	$16.18274	222,180
01/01/2012 to 12/31/2012	$16.18274	$18.52239	226,039
01/01/2013 to 12/31/2013	$18.52239	$21.70787	254,128
01/01/2014 to 12/31/2014	$21.70787	$19.86779	227,722
01/01/2015 to 12/31/2015	$19.86779	$19.64956	169,797
01/01/2016 to 12/31/2016	$19.64956	$19.38894	116,479
01/01/2017 to 12/31/2017	$19.38894	$23.36096	101,317

A-53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99843	$10.70704	14,181,642
01/01/2009 to 12/31/2009	$10.70704	$11.69096	5,092,409
01/01/2010 to 12/31/2010	$11.69096	$12.70879	2,342,766
01/01/2011 to 12/31/2011	$12.70879	$14.01936	10,709,989
01/01/2012 to 12/31/2012	$14.01936	$15.04558	5,652,714
01/01/2013 to 12/31/2013	$15.04558	$14.29010	2,279,181
01/01/2014 to 12/31/2014	$14.29010	$14.96195	1,979,323
01/01/2015 to 12/31/2015	$14.96195	$14.85000	4,202,361
01/01/2016 to 12/31/2016	$14.85000	$15.18095	4,684,852
01/01/2017 to 12/31/2017	$15.18095	$15.53542	2,706,927
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.63386	$11.86533	385,911
01/01/2009 to 12/31/2009	$11.86533	$15.81653	1,088,419
01/01/2010 to 12/31/2010	$15.81653	$16.62873	754,417
01/01/2011 to 12/31/2011	$16.62873	$14.82050	455,543
01/01/2012 to 12/31/2012	$14.82050	$17.72391	433,132
01/01/2013 to 12/31/2013	$17.72391	$20.05808	373,288
01/01/2014 to 12/31/2014	$20.05808	$18.42445	264,965
01/01/2015 to 12/31/2015	$18.42445	$17.56921	212,453
01/01/2016 to 12/31/2016	$17.56921	$17.56909	174,190
01/01/2017 to 12/31/2017	$17.56909	$22.34365	148,360
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.34970	$9.58878	3,236,045
01/01/2009 to 12/31/2009	$9.58878	$12.20594	9,898,808
01/01/2010 to 12/31/2010	$12.20594	$14.33917	7,065,215
01/01/2011 to 12/31/2011	$14.33917	$13.93858	3,146,426
01/01/2012 to 12/31/2012	$13.93858	$15.35054	3,080,177
01/01/2013 to 12/31/2013	$15.35054	$20.57226	2,626,178
01/01/2014 to 12/31/2014	$20.57226	$22.31869	1,803,257
01/01/2015 to 12/31/2015	$22.31869	$24.09988	1,120,483
01/01/2016 to 12/31/2016	$24.09988	$24.96138	910,730
01/01/2017 to 12/31/2017	$24.96138	$32.56709	712,331
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.97095	$10.51844	1,849,304
01/01/2009 to 12/31/2009	$10.51844	$13.88928	3,476,917
01/01/2010 to 12/31/2010	$13.88928	$15.45330	2,308,003
01/01/2011 to 12/31/2011	$15.45330	$16.70214	1,512,620
01/01/2012 to 12/31/2012	$16.70214	$17.35590	1,485,320
01/01/2013 to 12/31/2013	$17.35590	$16.68559	1,255,552
01/01/2014 to 12/31/2014	$16.68559	$17.41434	974,114
01/01/2015 to 12/31/2015	$17.41434	$16.98371	778,229
01/01/2016 to 12/31/2016	$16.98371	$17.09535	605,491
01/01/2017 to 12/31/2017	$17.09535	$17.33377	533,177
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.70333	$9.81230	639,125
01/01/2009 to 12/31/2009	$9.81230	$11.96540	1,222,987
01/01/2010 to 12/31/2010	$11.96540	$13.23871	948,496
01/01/2011 to 12/31/2011	$13.23871	$12.91038	532,298
01/01/2012 to 12/31/2012	$12.91038	$14.82849	524,356
01/01/2013 to 12/31/2013	$14.82849	$19.88649	385,617
01/01/2014 to 12/31/2014	$19.88649	$21.20790	303,849
01/01/2015 to 12/31/2015	$21.20790	$22.30903	184,574
01/01/2016 to 12/31/2016	$22.30903	$22.30449	150,573
01/01/2017 to 12/31/2017	$22.30449	$28.60150	122,429

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.71551	$11.54600	362,170
01/01/2009 to 12/31/2009	$11.54600	$14.70071	811,825
01/01/2010 to 12/31/2010	$14.70071	$18.55731	696,814
01/01/2011 to 12/31/2011	$18.55731	$18.51228	360,080
01/01/2012 to 12/31/2012	$18.51228	$20.40884	353,163
01/01/2013 to 12/31/2013	$20.40884	$26.55027	295,458
01/01/2014 to 12/31/2014	$26.55027	$28.11368	195,863
01/01/2015 to 10/16/2015	$28.11368	$28.77099	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.30002	$10.31532	80,056
01/01/2009 to 12/31/2009	$10.31532	$12.40261	231,173
01/01/2010 to 12/31/2010	$12.40261	$14.63310	208,196
01/01/2011 to 04/29/2011	$14.63310	$16.39975	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.43552	$11.00887	882,120
01/01/2009 to 12/31/2009	$11.00887	$15.18922	2,326,283
01/01/2010 to 12/31/2010	$15.18922	$18.39295	1,733,456
01/01/2011 to 12/31/2011	$18.39295	$17.59566	825,169
01/01/2012 to 12/31/2012	$17.59566	$20.21738	800,864
01/01/2013 to 12/31/2013	$20.21738	$28.16503	758,286
01/01/2014 to 12/31/2014	$28.16503	$31.56735	538,936
01/01/2015 to 12/31/2015	$31.56735	$29.22193	356,015
01/01/2016 to 12/31/2016	$29.22193	$33.89409	268,689
01/01/2017 to 12/31/2017	$33.89409	$37.83692	223,866
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.33484	$8.95275	3,907,838
01/01/2009 to 12/31/2009	$8.95275	$10.54252	9,644,662
01/01/2010 to 12/31/2010	$10.54252	$11.43570	8,283,737
01/01/2011 to 12/31/2011	$11.43570	$11.33056	6,052,545
01/01/2012 to 12/31/2012	$11.33056	$12.26806	6,075,309
01/01/2013 to 12/31/2013	$12.26806	$13.14361	4,709,560
01/01/2014 to 12/31/2014	$13.14361	$13.63857	3,895,690
01/01/2015 to 12/31/2015	$13.63857	$13.39866	3,259,683
01/01/2016 to 12/31/2016	$13.39866	$13.87085	2,705,465
01/01/2017 to 12/31/2017	$13.87085	$14.98656	2,496,956
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.68068	$14.08436	535,803
01/01/2009 to 12/31/2009	$14.08436	$18.32965	1,908,786
01/01/2010 to 12/31/2010	$18.32965	$23.83387	1,310,855
01/01/2011 to 12/31/2011	$23.83387	$20.31586	619,637
01/01/2012 to 12/31/2012	$20.31586	$23.92987	575,209
01/01/2013 to 12/31/2013	$23.92987	$33.05610	488,595
01/01/2014 to 12/31/2014	$33.05610	$34.03039	326,579
01/01/2015 to 12/31/2015	$34.03039	$33.82942	212,711
01/01/2016 to 12/31/2016	$33.82942	$35.74320	169,978
01/01/2017 to 12/31/2017	$35.74320	$44.77587	137,560

A-55

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.25010	$9.08654	186,142
01/01/2009 to 12/31/2009	$9.08654	$11.93636	533,421
01/01/2010 to 12/31/2010	$11.93636	$15.97414	560,624
01/01/2011 to 12/31/2011	$15.97414	$15.51765	229,807
01/01/2012 to 12/31/2012	$15.51765	$17.07584	227,003
01/01/2013 to 12/31/2013	$17.07584	$22.64361	254,635
01/01/2014 to 12/31/2014	$22.64361	$23.06171	150,987
01/01/2015 to 12/31/2015	$23.06171	$22.80129	140,102
01/01/2016 to 12/31/2016	$22.80129	$25.07054	94,009
01/01/2017 to 12/31/2017	$25.07054	$30.47775	80,211
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.49959	$12.06539	1,182,326
01/01/2009 to 12/31/2009	$12.06539	$15.03194	3,254,841
01/01/2010 to 12/31/2010	$15.03194	$18.57980	2,239,354
01/01/2011 to 12/31/2011	$18.57980	$17.13791	1,034,413
01/01/2012 to 12/31/2012	$17.13791	$19.86500	977,952
01/01/2013 to 12/31/2013	$19.86500	$26.77639	841,571
01/01/2014 to 12/31/2014	$26.77639	$27.65151	555,469
01/01/2015 to 12/31/2015	$27.65151	$25.95709	359,832
01/01/2016 to 12/31/2016	$25.95709	$32.90175	259,335
01/01/2017 to 12/31/2017	$32.90175	$34.64980	225,112
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.52898	$9.42318	478,070
01/01/2009 to 12/31/2009	$9.42318	$11.44388	1,136,011
01/01/2010 to 12/31/2010	$11.44388	$12.71342	806,786
01/01/2011 to 12/31/2011	$12.71342	$12.26775	418,041
01/01/2012 to 12/31/2012	$12.26775	$14.11037	550,807
01/01/2013 to 12/31/2013	$14.11037	$17.95151	522,190
01/01/2014 to 12/31/2014	$17.95151	$18.92546	403,614
01/01/2015 to 10/16/2015	$18.92546	$17.51063	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.77810	$8.61592	568,073
01/01/2009 to 12/31/2009	$8.61592	$12.96346	2,116,603
01/01/2010 to 12/31/2010	$12.96346	$14.72792	1,463,744
01/01/2011 to 12/31/2011	$14.72792	$14.20354	705,514
01/01/2012 to 12/31/2012	$14.20354	$16.38318	719,092
01/01/2013 to 12/31/2013	$16.38318	$23.14801	790,692
01/01/2014 to 12/31/2014	$23.14801	$24.60341	601,191
01/01/2015 to 12/31/2015	$24.60341	$26.44903	542,339
01/01/2016 to 12/31/2016	$26.44903	$26.64780	338,969
01/01/2017 to 12/31/2017	$26.64780	$36.04747	307,802
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$18.25874	$11.23035	341,799
01/01/2009 to 12/31/2009	$11.23035	$13.02869	1,308,929
01/01/2010 to 12/31/2010	$13.02869	$14.37150	827,377
01/01/2011 to 12/31/2011	$14.37150	$14.02957	389,478
01/01/2012 to 12/31/2012	$14.02957	$15.60704	374,123
01/01/2013 to 12/31/2013	$15.60704	$20.61249	312,845
01/01/2014 to 12/31/2014	$20.61249	$20.53585	218,492
01/01/2015 to 12/31/2015	$20.53585	$18.92409	146,303
01/01/2016 to 12/31/2016	$18.92409	$19.70303	107,096
01/01/2017 to 12/31/2017	$19.70303	$22.52932	84,376

A-56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.78496	$12.23660	821,071
01/01/2009 to 12/31/2009	$12.23660	$13.45854	2,746,643
01/01/2010 to 12/31/2010	$13.45854	$13.96117	2,027,848
01/01/2011 to 12/31/2011	$13.96117	$14.26116	1,038,761
01/01/2012 to 12/31/2012	$14.26116	$14.72094	1,020,582
01/01/2013 to 12/31/2013	$14.72094	$13.89915	966,927
01/01/2014 to 12/31/2014	$13.89915	$13.71107	691,913
01/01/2015 to 12/31/2015	$13.71107	$12.82948	398,353
01/01/2016 to 12/31/2016	$12.82948	$13.13472	322,074
01/01/2017 to 12/31/2017	$13.13472	$13.14887	307,982
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.68979	$10.73729	114,313
01/01/2009 to 12/31/2009	$10.73729	$14.62934	269,317
01/01/2010 to 12/31/2010	$14.62934	$17.73966	373,327
01/01/2011 to 12/31/2011	$17.73966	$16.80248	177,897
01/01/2012 to 12/31/2012	$16.80248	$19.51741	193,813
01/01/2013 to 12/31/2013	$19.51741	$25.35324	177,689
01/01/2014 to 12/31/2014	$25.35324	$28.59472	142,803
01/01/2015 to 12/31/2015	$28.59472	$26.19760	84,217
01/01/2016 to 12/31/2016	$26.19760	$29.29784	69,199
01/01/2017 to 12/31/2017	$29.29784	$34.06892	49,049
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97632	$9.27671	494,638
01/01/2009 to 12/31/2009	$9.27671	$10.15893	1,245,052
01/01/2010 to 12/31/2010	$10.15893	$10.74307	1,455,140
01/01/2011 to 12/31/2011	$10.74307	$11.17421	1,431,689
01/01/2012 to 12/31/2012	$11.17421	$11.82248	1,628,650
01/01/2013 to 12/31/2013	$11.82248	$11.42468	1,316,330
01/01/2014 to 12/31/2014	$11.42468	$12.01422	1,334,165
01/01/2015 to 12/31/2015	$12.01422	$11.93173	1,207,548
01/01/2016 to 12/31/2016	$11.93173	$12.30837	971,194
01/01/2017 to 12/31/2017	$12.30837	$12.83673	831,418
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$23.17876	$13.30448	91,276
01/01/2009 to 12/31/2009	$13.30448	$15.13272	216,498
01/01/2010 to 07/16/2010	$15.13272	$14.35537	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$16.16162	$11.54242	17,862
01/01/2009 to 12/31/2009	$11.54242	$16.30184	165,600
01/01/2010 to 07/16/2010	$16.30184	$15.20838	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.37310	$17.35923	170,815
01/01/2011 to 12/31/2011	$17.35923	$14.85171	88,148
01/01/2012 to 12/31/2012	$14.85171	$16.56227	81,890
01/01/2013 to 12/31/2013	$16.56227	$19.48720	78,251
01/01/2014 to 12/31/2014	$19.48720	$18.10364	53,258
01/01/2015 to 12/31/2015	$18.10364	$18.16735	46,492
01/01/2016 to 12/31/2016	$18.16735	$18.40319	30,230
01/01/2017 to 12/31/2017	$18.40319	$22.54263	12,401

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.20854	$19.15774	78,728
01/01/2011 to 12/31/2011	$19.15774	$17.78749	132,209
01/01/2012 to 12/31/2012	$17.78749	$21.07078	52,086
01/01/2013 to 12/31/2013	$21.07078	$28.98366	61,715
01/01/2014 to 12/31/2014	$28.98366	$29.59524	69,324
01/01/2015 to 12/31/2015	$29.59524	$29.50362	60,458
01/01/2016 to 12/31/2016	$29.50362	$29.16655	13,693
01/01/2017 to 12/31/2017	$29.16655	$38.61544	8,624
*Denotes the start date of these sub-accounts

A-58

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 OR With LT5, HDV and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.73864	$7.84201	9,400,328
01/01/2009 to 12/31/2009	$7.84201	$9.55725	11,572,243
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.83350	$10.12532	432,558
01/01/2009 to 12/31/2009	$10.12532	$11.68649	495,878
01/01/2010 to 12/31/2010	$11.68649	$13.03863	325,918
01/01/2011 to 12/31/2011	$13.03863	$13.23457	289,460
01/01/2012 to 05/04/2012	$13.23457	$14.36249	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.60941	$8.11168	5,528,245
01/01/2009 to 12/31/2009	$8.11168	$9.80147	8,798,728
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.82691	$10.72860	3,023,480
01/01/2009 to 12/31/2009	$10.72860	$11.58961	3,232,705
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.70077	$11.20761	2,546,124
01/01/2009 to 12/31/2009	$11.20761	$12.79873	3,707,147
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99834	$11.27594	12,905,774
01/01/2009 to 12/31/2009	$11.27594	$11.00915	11,423,965
01/01/2010 to 12/31/2010	$11.00915	$11.80123	7,372,701
01/01/2011 to 12/31/2011	$11.80123	$12.30599	5,770,635
01/01/2012 to 12/31/2012	$12.30599	$12.42369	4,016,057
01/01/2013 to 12/31/2013	$12.42369	$12.13509	1,984,193
01/01/2014 to 12/31/2014	$12.13509	$11.87918	1,658,549
01/01/2015 to 12/31/2015	$11.87918	$11.60644	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99889	$9.35905	1,335,590
01/01/2010 to 12/31/2010	$9.35905	$10.14194	972,743
01/01/2011 to 12/31/2011	$10.14194	$10.89752	747,805
01/01/2012 to 12/31/2012	$10.89752	$11.12392	351,286
01/01/2013 to 12/31/2013	$11.12392	$10.82656	158,875
01/01/2014 to 12/31/2014	$10.82656	$10.65896	123,038
01/01/2015 to 12/31/2015	$10.65896	$10.42174	1,666,488
01/01/2016 to 12/31/2016	$10.42174	$10.26117	0
01/01/2017 to 01/03/2017	$10.26117	$10.25607	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99779	$10.74077	4,566,891
01/01/2011 to 12/31/2011	$10.74077	$11.72720	2,577,818
01/01/2012 to 12/31/2012	$11.72720	$12.08069	1,131,486
01/01/2013 to 12/31/2013	$12.08069	$11.59542	198,554
01/01/2014 to 12/31/2014	$11.59542	$11.52596	83,718
01/01/2015 to 12/31/2015	$11.52596	$11.31421	75,558
01/01/2016 to 12/31/2016	$11.31421	$11.21684	1,173,463
01/01/2017 to 12/31/2017	$11.21684	$11.07378	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99834	$12.01200	7,376,393
01/01/2009 to 12/31/2009	$12.01200	$11.05951	7,133,884
01/01/2010 to 12/31/2010	$11.05951	$12.05068	4,327,344
01/01/2011 to 12/31/2011	$12.05068	$13.41382	6,924,813
01/01/2012 to 12/31/2012	$13.41382	$13.89662	3,795,635
01/01/2013 to 12/31/2013	$13.89662	$13.19060	1,425,957
01/01/2014 to 12/31/2014	$13.19060	$13.27096	1,181,537
01/01/2015 to 12/31/2015	$13.27096	$13.11087	1,033,755
01/01/2016 to 12/31/2016	$13.11087	$13.05605	907,969
01/01/2017 to 12/31/2017	$13.05605	$12.88674	1,478,959
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99834	$12.08070	5,692,971
01/01/2009 to 12/31/2009	$12.08070	$10.92737	5,213,380
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557

A-60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99889	$8.77096	239,205
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.98409	$7.64090	11,747,755
01/01/2009 to 12/31/2009	$7.64090	$9.38481	14,510,164
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.24292	$14.15686	171,371
01/01/2009 to 12/31/2009	$14.15686	$18.30327	243,592
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.87402	$9.80752	2,137,291
01/01/2009 to 12/31/2009	$9.80752	$11.45562	1,934,817
01/01/2010 to 12/31/2010	$11.45562	$12.67317	1,584,756
01/01/2011 to 12/31/2011	$12.67317	$11.73457	1,058,554
01/01/2012 to 12/31/2012	$11.73457	$13.76114	808,644
01/01/2013 to 12/31/2013	$13.76114	$18.00961	620,213
01/01/2014 to 12/31/2014	$18.00961	$19.96729	355,650
01/01/2015 to 12/31/2015	$19.96729	$18.66364	278,124
01/01/2016 to 12/31/2016	$18.66364	$20.40229	216,152
01/01/2017 to 12/31/2017	$20.40229	$21.94418	186,872
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.15876	$10.53587	395,201
01/01/2009 to 12/31/2009	$10.53587	$16.22033	468,843
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.32526	$10.37267	11,771,343
01/01/2009 to 12/31/2009	$10.37267	$10.19032	5,146,624
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.15564	$8.68998	546,388
01/01/2009 to 12/31/2009	$8.68998	$10.17122	452,623
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$23.98839	$11.69930	1,091,501
01/01/2009 to 12/31/2009	$11.69930	$15.51146	976,313
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
AST International Value Portfolio
01/01/2008 to 12/31/2008	$24.48616	$13.43687	281,138
01/01/2009 to 12/31/2009	$13.43687	$17.18430	292,566
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
AST Investment Grade Bond Portfolio
06/30/2008* to 12/31/2008	$10.00847	$10.91924	1,344,244
01/01/2009 to 12/31/2009	$10.91924	$11.91046	336,597
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.52652	$11.79151	450,183
01/01/2009 to 12/31/2009	$11.79151	$15.70211	399,618
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925

A-63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.25918	$9.52897	2,645,237
01/01/2009 to 12/31/2009	$9.52897	$12.11747	2,318,468
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.89811	$10.45293	916,727
01/01/2009 to 12/31/2009	$10.45293	$13.78865	905,623
01/01/2010 to 12/31/2010	$13.78865	$15.32562	647,711
01/01/2011 to 12/31/2011	$15.32562	$16.54728	486,011
01/01/2012 to 12/31/2012	$16.54728	$17.17743	404,728
01/01/2013 to 12/31/2013	$17.17743	$16.49718	306,658
01/01/2014 to 12/31/2014	$16.49718	$17.20016	240,161
01/01/2015 to 12/31/2015	$17.20016	$16.75769	185,550
01/01/2016 to 12/31/2016	$16.75769	$16.85059	116,747
01/01/2017 to 12/31/2017	$16.85059	$17.06818	103,086
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.62133	$9.75111	381,401
01/01/2009 to 12/31/2009	$9.75111	$11.87872	476,807
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.60771	$11.47411	217,294
01/01/2009 to 12/31/2009	$11.47411	$14.59435	237,239
01/01/2010 to 12/31/2010	$14.59435	$18.40413	222,681
01/01/2011 to 12/31/2011	$18.40413	$18.34074	164,934
01/01/2012 to 12/31/2012	$18.34074	$20.19893	121,447
01/01/2013 to 12/31/2013	$20.19893	$26.25040	86,682
01/01/2014 to 12/31/2014	$26.25040	$27.76777	74,349
01/01/2015 to 10/16/2015	$27.76777	$28.39399	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.20467	$10.25104	51,866
01/01/2009 to 12/31/2009	$10.25104	$12.31276	56,130
01/01/2010 to 12/31/2010	$12.31276	$14.51217	50,066
01/01/2011 to 04/29/2011	$14.51217	$16.25879	0

A-64

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.33439	$10.94033	649,182
01/01/2009 to 12/31/2009	$10.94033	$15.07914	559,513
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.31089	$8.92474	5,838,176
01/01/2009 to 12/31/2009	$8.92474	$10.49886	7,871,784
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.54705	$13.99672	419,386
01/01/2009 to 12/31/2009	$13.99672	$18.19702	379,572
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.17583	$9.02998	254,074
01/01/2009 to 12/31/2009	$9.02998	$11.85003	247,591
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.40848	$11.99019	987,703
01/01/2009 to 12/31/2009	$11.99019	$14.92305	848,941
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.44287	$9.36446	354,139
01/01/2009 to 12/31/2009	$9.36446	$11.36095	348,461
01/01/2010 to 12/31/2010	$11.36095	$12.60838	297,828
01/01/2011 to 12/31/2011	$12.60838	$12.15408	247,265
01/01/2012 to 12/31/2012	$12.15408	$13.96526	272,127
01/01/2013 to 12/31/2013	$13.96526	$17.74873	190,565
01/01/2014 to 12/31/2014	$17.74873	$18.69267	102,123
01/01/2015 to 10/16/2015	$18.69267	$17.28128	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.70101	$8.56217	829,518
01/01/2009 to 12/31/2009	$8.56217	$12.86950	803,341
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$18.16378	$11.16042	374,851
01/01/2009 to 12/31/2009	$11.16042	$12.93430	346,113
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.71834	$12.16051	694,965
01/01/2009 to 12/31/2009	$12.16051	$13.36116	671,737
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.59760	$10.67041	157,691
01/01/2009 to 12/31/2009	$10.67041	$14.52321	148,090
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97517	$9.26612	788,143
01/01/2009 to 12/31/2009	$9.26612	$10.13685	753,947
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$18.87676	$10.82410	146,290
01/01/2009 to 12/31/2009	$10.82410	$12.29900	139,726
01/01/2010 to 07/16/2010	$12.29900	$11.66085	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$16.07737	$11.47062	26,469
01/01/2009 to 12/31/2009	$11.47062	$16.18382	38,725
01/01/2010 to 07/16/2010	$16.18382	$15.08996	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
*Denotes the start date of these sub-accounts

A-67

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo
5%/HAV 80 bps Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02469	$12.21797	3,365,059
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$10.07569	$12.46303	191,964
01/01/2010 to 12/31/2010	$12.46303	$13.89799	262,897
01/01/2011 to 12/31/2011	$13.89799	$14.09978	199,823
01/01/2012 to 05/04/2012	$14.09978	$15.29875	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02350	$12.04275	4,105,360
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99055	$10.48455	240,395
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98243	$11.05200	2,760,749
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
05/01/2009 to 12/31/2009	$9.96403	$9.99016	0
01/01/2010 to 12/31/2010	$9.99016	$10.70338	0
01/01/2011 to 12/31/2011	$10.70338	$11.15554	0
01/01/2012 to 12/31/2012	$11.15554	$11.25633	0
01/01/2013 to 12/31/2013	$11.25633	$10.98887	0
01/01/2014 to 12/31/2014	$10.98887	$10.75175	0
01/01/2015 to 12/31/2015	$10.75175	$10.49939	0
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.93821	$9.61033	47
01/01/2010 to 12/31/2010	$9.61033	$10.40895	440
01/01/2011 to 12/31/2011	$10.40895	$11.17870	512
01/01/2012 to 12/31/2012	$11.17870	$11.40517	452
01/01/2013 to 12/31/2013	$11.40517	$11.09460	512
01/01/2014 to 12/31/2014	$11.09460	$10.91732	0
01/01/2015 to 12/31/2015	$10.91732	$10.66885	0
01/01/2016 to 12/31/2016	$10.66885	$10.49889	0
01/01/2017 to 01/03/2017	$10.49889	$10.49362	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99773	$10.73546	0
01/01/2011 to 12/31/2011	$10.73546	$11.71540	0
01/01/2012 to 12/31/2012	$11.71540	$12.06234	0
01/01/2013 to 12/31/2013	$12.06234	$11.57195	0
01/01/2014 to 12/31/2014	$11.57195	$11.49661	0
01/01/2015 to 12/31/2015	$11.49661	$11.27959	0
01/01/2016 to 12/31/2016	$11.27959	$11.17680	0
01/01/2017 to 12/31/2017	$11.17680	$11.02893	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92264	$9.67633	0
01/01/2010 to 12/31/2010	$9.67633	$10.53820	0
01/01/2011 to 12/31/2011	$10.53820	$11.72427	0
01/01/2012 to 12/31/2012	$11.72427	$12.14003	0
01/01/2013 to 12/31/2013	$12.14003	$11.51743	0
01/01/2014 to 12/31/2014	$11.51743	$11.58163	0
01/01/2015 to 12/31/2015	$11.58163	$11.43606	0
01/01/2016 to 12/31/2016	$11.43606	$11.38245	0
01/01/2017 to 12/31/2017	$11.38245	$11.22933	4,100
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90542	$9.57703	0
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88413	$9.25198	0
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03880	$12.31159	3,569,333
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61482	$14.51318	72,498
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12464	$12.20609	151,621
01/01/2010 to 12/31/2010	$12.20609	$13.49659	217,261
01/01/2011 to 12/31/2011	$13.49659	$12.49063	168,738
01/01/2012 to 12/31/2012	$12.49063	$14.64039	193,616
01/01/2013 to 12/31/2013	$14.64039	$19.15057	219,256
01/01/2014 to 12/31/2014	$19.15057	$21.22128	205,098
01/01/2015 to 12/31/2015	$21.22128	$19.82565	366,406
01/01/2016 to 12/31/2016	$19.82565	$21.66153	347,639
01/01/2017 to 12/31/2017	$21.66153	$23.28680	296,905
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05967	$13.48651	286,175
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99965	$9.86832	766,665
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693

A-71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06266	$12.73478	35,867
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14322	$13.27294	114,610
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11772	$13.10445	88,177
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98130	$10.84732	646
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12738	$13.59068	177,474
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569

A-72

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00729	$12.71673	159,504
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$10.03388	$12.08575	114,616
01/01/2010 to 12/31/2010	$12.08575	$13.42614	148,549
01/01/2011 to 12/31/2011	$13.42614	$14.48893	269,475
01/01/2012 to 12/31/2012	$14.48893	$15.03294	320,082
01/01/2013 to 12/31/2013	$15.03294	$14.43020	304,071
01/01/2014 to 12/31/2014	$14.43020	$15.03747	347,300
01/01/2015 to 12/31/2015	$15.03747	$14.64317	386,003
01/01/2016 to 12/31/2016	$14.64317	$14.71693	359,682
01/01/2017 to 12/31/2017	$14.71693	$14.89935	323,957
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02821	$12.15339	116,402
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.97677	$12.36504	87,413
01/01/2010 to 12/31/2010	$12.36504	$15.58501	153,346
01/01/2011 to 12/31/2011	$15.58501	$15.52343	129,404
01/01/2012 to 12/31/2012	$15.52343	$17.08752	154,034
01/01/2013 to 12/31/2013	$17.08752	$22.19545	154,636
01/01/2014 to 12/31/2014	$22.19545	$23.46650	152,841
01/01/2015 to 10/16/2015	$23.46650	$23.98603	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.93460	$12.06812	48,893
01/01/2010 to 12/31/2010	$12.06812	$14.21665	111,789
01/01/2011 to 04/29/2011	$14.21665	$15.92506	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13101	$13.71879	103,062
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02098	$11.60854	3,978,257
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98064	$12.98525	103,365
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00831	$13.13600	76,927
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97559	$12.94330	86,498
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$10.10010	$12.90575	78,869
01/01/2010 to 12/31/2010	$12.90575	$14.31544	144,391
01/01/2011 to 12/31/2011	$14.31544	$13.79253	100,188
01/01/2012 to 12/31/2012	$13.79253	$15.83989	159,373
01/01/2013 to 12/31/2013	$15.83989	$20.12112	234,450
01/01/2014 to 12/31/2014	$20.12112	$21.18036	213,398
01/01/2015 to 10/16/2015	$21.18036	$19.57334	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98695	$13.16209	352,417
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$10.09828	$12.75843	119,144
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01735	$11.10632	235,256
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98586	$13.23275	57,715
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98910	$10.75865	447,678
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
Evergreen VA International Equity Fund
05/01/2009 to 12/31/2009	$10.04786	$12.73970	15,269
01/01/2010 to 07/16/2010	$12.73970	$12.07530	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA Omega Fund
05/01/2009 to 12/31/2009	$9.89101	$12.84348	7,056
01/01/2010 to 07/16/2010	$12.84348	$11.97205	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
*Denotes the start date of these sub-accounts

A-76

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.70153	$7.80525	7,417,897
01/01/2009 to 12/31/2009	$7.80525	$9.49784	11,207,973
01/01/2010 to 12/31/2010	$9.49784	$10.40560	10,629,323
01/01/2011 to 12/31/2011	$10.40560	$9.91149	8,503,821
01/01/2012 to 12/31/2012	$9.91149	$10.91684	8,408,411
01/01/2013 to 12/31/2013	$10.91684	$11.74768	7,673,814
01/01/2014 to 12/31/2014	$11.74768	$11.93407	6,609,428
01/01/2015 to 12/31/2015	$11.93407	$11.30152	5,054,739
01/01/2016 to 12/31/2016	$11.30152	$11.75981	3,999,455
01/01/2017 to 12/31/2017	$11.75981	$12.95588	3,293,604
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.70990	$10.03083	184,950
01/01/2009 to 12/31/2009	$10.03083	$11.55969	381,797
01/01/2010 to 12/31/2010	$11.55969	$12.87752	429,126
01/01/2011 to 12/31/2011	$12.87752	$13.05113	278,392
01/01/2012 to 05/04/2012	$13.05113	$14.15594	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.57258	$8.07358	4,130,990
01/01/2009 to 12/31/2009	$8.07358	$9.74058	7,745,284
01/01/2010 to 12/31/2010	$9.74058	$10.70496	7,266,419
01/01/2011 to 12/31/2011	$10.70496	$10.34794	5,714,960
01/01/2012 to 12/31/2012	$10.34794	$11.38829	5,660,006
01/01/2013 to 12/31/2013	$11.38829	$13.11020	5,499,705
01/01/2014 to 12/31/2014	$13.11020	$13.66503	4,984,001
01/01/2015 to 12/31/2015	$13.66503	$13.43487	4,480,745
01/01/2016 to 12/31/2016	$13.43487	$13.97471	3,774,067
01/01/2017 to 12/31/2017	$13.97471	$15.71351	3,327,808
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.74232	$10.62847	1,783,570
01/01/2009 to 12/31/2009	$10.62847	$11.46391	2,582,749
01/01/2010 to 12/31/2010	$11.46391	$11.65486	2,352,178
01/01/2011 to 12/31/2011	$11.65486	$11.66113	1,787,948
01/01/2012 to 12/31/2012	$11.66113	$11.94566	1,896,924
01/01/2013 to 12/31/2013	$11.94566	$11.43464	1,814,015
01/01/2014 to 12/31/2014	$11.43464	$11.17790	1,313,389
01/01/2015 to 12/31/2015	$11.17790	$10.99052	816,798
01/01/2016 to 12/31/2016	$10.99052	$10.93117	728,157
01/01/2017 to 12/31/2017	$10.93117	$10.87930	604,562
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.60924	$11.10300	2,161,056
01/01/2009 to 12/31/2009	$11.10300	$12.65994	5,204,934
01/01/2010 to 12/31/2010	$12.65994	$13.34381	5,710,336
01/01/2011 to 12/31/2011	$13.34381	$13.47242	4,089,867
01/01/2012 to 12/31/2012	$13.47242	$14.41124	4,424,264
01/01/2013 to 12/31/2013	$14.41124	$13.84239	3,714,092
01/01/2014 to 12/31/2014	$13.84239	$14.11789	2,781,801
01/01/2015 to 12/31/2015	$14.11789	$13.52313	2,167,549
01/01/2016 to 12/31/2016	$13.52313	$13.79245	1,761,475
01/01/2017 to 12/31/2017	$13.79245	$14.08540	1,603,309

A-77

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
05/01/2009* to 12/31/2009	$9.96401	$9.98345	0
01/01/2010 to 12/31/2010	$9.98345	$10.68537	0
01/01/2011 to 12/31/2011	$10.68537	$11.12541	0
01/01/2012 to 12/31/2012	$11.12541	$11.21436	0
01/01/2013 to 12/31/2013	$11.21436	$10.93720	0
01/01/2014 to 12/31/2014	$10.93720	$10.69029	0
01/01/2015 to 12/31/2015	$10.69029	$10.42899	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93818	$9.60365	0
01/01/2010 to 12/31/2010	$9.60365	$10.39116	159
01/01/2011 to 12/31/2011	$10.39116	$11.14831	1,267
01/01/2012 to 12/31/2012	$11.14831	$11.36240	0
01/01/2013 to 12/31/2013	$11.36240	$11.04170	0
01/01/2014 to 12/31/2014	$11.04170	$10.85406	0
01/01/2015 to 12/31/2015	$10.85406	$10.59619	0
01/01/2016 to 12/31/2016	$10.59619	$10.41677	0
01/01/2017 to 01/03/2017	$10.41677	$10.41142	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99762	$10.72454	11
01/01/2011 to 12/31/2011	$10.72454	$11.69157	0
01/01/2012 to 12/31/2012	$11.69157	$12.02539	0
01/01/2013 to 12/31/2013	$12.02539	$11.52483	0
01/01/2014 to 12/31/2014	$11.52483	$11.43816	0
01/01/2015 to 12/31/2015	$11.43816	$11.21070	0
01/01/2016 to 12/31/2016	$11.21070	$11.09723	0
01/01/2017 to 12/31/2017	$11.09723	$10.93918	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92261	$9.66966	0
01/01/2010 to 12/31/2010	$9.66966	$10.52019	0
01/01/2011 to 12/31/2011	$10.52019	$11.69240	2,152
01/01/2012 to 12/31/2012	$11.69240	$12.09469	1,787
01/01/2013 to 12/31/2013	$12.09469	$11.46278	1,606
01/01/2014 to 12/31/2014	$11.46278	$11.51490	0
01/01/2015 to 12/31/2015	$11.51490	$11.35863	0
01/01/2016 to 12/31/2016	$11.35863	$11.29386	0
01/01/2017 to 12/31/2017	$11.29386	$11.13036	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90539	$9.57044	0
01/01/2010 to 12/31/2010	$9.57044	$10.42868	0
01/01/2011 to 12/31/2011	$10.42868	$11.83490	0
01/01/2012 to 12/31/2012	$11.83490	$12.25857	1,427
01/01/2013 to 12/31/2013	$12.25857	$11.41545	1,341
01/01/2014 to 12/31/2014	$11.41545	$11.64641	1,112
01/01/2015 to 12/31/2015	$11.64641	$11.51802	1,521
01/01/2016 to 12/31/2016	$11.51802	$11.43395	1,599
01/01/2017 to 12/31/2017	$11.43395	$11.27381	1,264

A-78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88410	$9.24556	0
01/01/2010 to 12/31/2010	$9.24556	$10.11830	1,606
01/01/2011 to 12/31/2011	$10.11830	$11.75025	0
01/01/2012 to 12/31/2012	$11.75025	$12.22387	0
01/01/2013 to 12/31/2013	$12.22387	$11.18176	0
01/01/2014 to 12/31/2014	$11.18176	$11.61525	0
01/01/2015 to 12/31/2015	$11.61525	$11.53912	0
01/01/2016 to 12/31/2016	$11.53912	$11.51252	0
01/01/2017 to 12/31/2017	$11.51252	$11.36535	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99762	$10.96910	0
01/01/2011 to 12/31/2011	$10.96910	$12.91272	8,594
01/01/2012 to 12/31/2012	$12.91272	$13.49315	1,011
01/01/2013 to 12/31/2013	$13.49315	$12.27870	0
01/01/2014 to 12/31/2014	$12.27870	$12.93762	1,598
01/01/2015 to 12/31/2015	$12.93762	$12.88514	2,200
01/01/2016 to 12/31/2016	$12.88514	$12.86508	1,799
01/01/2017 to 12/31/2017	$12.86508	$12.78813	1,139
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99821	$11.97779	38,785
01/01/2012 to 12/31/2012	$11.97779	$12.40523	32,189
01/01/2013 to 12/31/2013	$12.40523	$10.95560	0
01/01/2014 to 12/31/2014	$10.95560	$11.83162	0
01/01/2015 to 12/31/2015	$11.83162	$11.82000	0
01/01/2016 to 12/31/2016	$11.82000	$11.77766	0
01/01/2017 to 12/31/2017	$11.77766	$11.70590	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99762	$10.36180	10,806
01/01/2013 to 12/31/2013	$10.36180	$9.10498	10,492
01/01/2014 to 12/31/2014	$9.10498	$10.03351	0
01/01/2015 to 12/31/2015	$10.03351	$10.08369	0
01/01/2016 to 12/31/2016	$10.08369	$10.05587	0
01/01/2017 to 12/31/2017	$10.05587	$10.00706	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99881	$8.71833	84,918
01/01/2014 to 12/31/2014	$8.71833	$9.77574	27,045
01/01/2015 to 12/31/2015	$9.77574	$9.83724	0
01/01/2016 to 12/31/2016	$9.83724	$9.80968	0
01/01/2017 to 12/31/2017	$9.80968	$9.76088	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99881	$11.26268	27,069
01/01/2015 to 12/31/2015	$11.26268	$11.24081	5,521
01/01/2016 to 12/31/2016	$11.24081	$11.27152	0
01/01/2017 to 12/31/2017	$11.27152	$11.23166	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99881	$9.90238	63,873
01/01/2016 to 12/31/2016	$9.90238	$9.89116	7,579
01/01/2017 to 12/31/2017	$9.89116	$9.91337	5,734
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99762	$9.84433	85,970
01/01/2017 to 12/31/2017	$9.84433	$9.89192	68,408
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99762	$10.00090	0

A-79

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.94599	$7.60483	9,823,555
01/01/2009 to 12/31/2009	$7.60483	$9.32629	15,163,970
01/01/2010 to 12/31/2010	$9.32629	$10.34654	13,739,380
01/01/2011 to 12/31/2011	$10.34654	$9.87877	10,350,363
01/01/2012 to 12/31/2012	$9.87877	$10.99256	10,445,990
01/01/2013 to 12/31/2013	$10.99256	$13.19589	10,870,252
01/01/2014 to 12/31/2014	$13.19589	$13.81536	9,392,480
01/01/2015 to 12/31/2015	$13.81536	$13.59052	8,038,908
01/01/2016 to 12/31/2016	$13.59052	$14.20815	6,483,394
01/01/2017 to 12/31/2017	$14.20815	$16.39083	5,870,964
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$22.06940	$14.02482	141,679
01/01/2009 to 12/31/2009	$14.02482	$18.10474	306,725
01/01/2010 to 12/31/2010	$18.10474	$22.79884	288,481
01/01/2011 to 12/31/2011	$22.79884	$23.77975	193,734
01/01/2012 to 12/31/2012	$23.77975	$26.83891	197,606
01/01/2013 to 12/31/2013	$26.83891	$27.08475	178,593
01/01/2014 to 12/31/2014	$27.08475	$34.69577	155,495
01/01/2015 to 12/31/2015	$34.69577	$35.59453	122,544
01/01/2016 to 12/31/2016	$35.59453	$36.50840	102,062
01/01/2017 to 12/31/2017	$36.50840	$37.95685	77,687
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.74234	$9.71607	1,869,770
01/01/2009 to 12/31/2009	$9.71607	$11.33142	2,664,194
01/01/2010 to 12/31/2010	$11.33142	$12.51676	2,372,948
01/01/2011 to 12/31/2011	$12.51676	$11.57210	1,666,771
01/01/2012 to 12/31/2012	$11.57210	$13.54974	1,529,492
01/01/2013 to 12/31/2013	$13.54974	$17.70579	1,393,130
01/01/2014 to 12/31/2014	$17.70579	$19.60036	1,020,816
01/01/2015 to 12/31/2015	$19.60036	$18.29262	901,731
01/01/2016 to 12/31/2016	$18.29262	$19.96626	744,192
01/01/2017 to 12/31/2017	$19.96626	$21.44247	687,352
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.01709	$10.43764	319,518
01/01/2009 to 12/31/2009	$10.43764	$16.04449	607,802
01/01/2010 to 12/31/2010	$16.04449	$18.81234	557,731
01/01/2011 to 12/31/2011	$18.81234	$17.86043	342,929
01/01/2012 to 12/31/2012	$17.86043	$20.90372	321,984
01/01/2013 to 12/31/2013	$20.90372	$27.03916	304,604
01/01/2014 to 12/31/2014	$27.03916	$29.50781	238,467
01/01/2015 to 12/31/2015	$29.50781	$27.23179	340,356
01/01/2016 to 12/31/2016	$27.23179	$27.08585	272,793
01/01/2017 to 12/31/2017	$27.08585	$33.68583	232,207
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.24470	$10.27598	7,140,857
01/01/2009 to 12/31/2009	$10.27598	$10.07959	12,146,856
01/01/2010 to 12/31/2010	$10.07959	$9.86536	6,882,027
01/01/2011 to 12/31/2011	$9.86536	$9.65581	5,117,204
01/01/2012 to 12/31/2012	$9.65581	$9.44866	4,297,530
01/01/2013 to 12/31/2013	$9.44866	$9.24557	2,996,051
01/01/2014 to 12/31/2014	$9.24557	$9.04679	2,433,060
01/01/2015 to 12/31/2015	$9.04679	$8.85224	1,874,405
01/01/2016 to 12/31/2016	$8.85224	$8.66243	1,494,779
01/01/2017 to 12/31/2017	$8.66243	$8.50568	1,142,626

A-80

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.03730	$8.60887	559,310
01/01/2009 to 12/31/2009	$8.60887	$10.06096	809,232
01/01/2010 to 12/31/2010	$10.06096	$11.14024	664,968
01/01/2011 to 12/31/2011	$11.14024	$10.44497	452,521
01/01/2012 to 12/31/2012	$10.44497	$11.94590	468,308
01/01/2013 to 12/31/2013	$11.94590	$16.34864	481,548
01/01/2014 to 12/31/2014	$16.34864	$18.19626	457,496
01/01/2015 to 12/31/2015	$18.19626	$16.40984	332,074
01/01/2016 to 12/31/2016	$16.40984	$19.25114	279,173
01/01/2017 to 12/31/2017	$19.25114	$22.45406	247,161
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$23.80134	$11.59026	1,096,351
01/01/2009 to 12/31/2009	$11.59026	$15.34336	1,343,040
01/01/2010 to 12/31/2010	$15.34336	$17.19025	1,165,465
01/01/2011 to 12/31/2011	$17.19025	$14.64711	805,165
01/01/2012 to 12/31/2012	$14.64711	$17.25067	743,683
01/01/2013 to 12/31/2013	$17.25067	$20.09664	761,146
01/01/2014 to 12/31/2014	$20.09664	$18.57813	638,885
01/01/2015 to 12/31/2015	$18.57813	$18.75103	441,500
01/01/2016 to 12/31/2016	$18.75103	$17.65564	394,321
01/01/2017 to 12/31/2017	$17.65564	$23.39779	357,083
AST International Value Portfolio
01/01/2008 to 12/31/2008	$24.29511	$13.31167	324,862
01/01/2009 to 12/31/2009	$13.31167	$16.99807	489,840
01/01/2010 to 12/31/2010	$16.99807	$18.47627	430,398
01/01/2011 to 12/31/2011	$18.47627	$15.81061	259,005
01/01/2012 to 12/31/2012	$15.81061	$18.05020	242,791
01/01/2013 to 12/31/2013	$18.05020	$21.10059	231,907
01/01/2014 to 12/31/2014	$21.10059	$19.26279	178,589
01/01/2015 to 12/31/2015	$19.26279	$19.00264	158,158
01/01/2016 to 12/31/2016	$19.00264	$18.70301	146,507
01/01/2017 to 12/31/2017	$18.70301	$22.47728	111,572
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99822	$10.68165	13,968,463
01/01/2009 to 12/31/2009	$10.68165	$11.63354	5,281,251
01/01/2010 to 12/31/2010	$11.63354	$12.61412	2,953,841
01/01/2011 to 12/31/2011	$12.61412	$13.87951	10,354,266
01/01/2012 to 12/31/2012	$13.87951	$14.85750	6,108,441
01/01/2013 to 12/31/2013	$14.85750	$14.07546	3,163,103
01/01/2014 to 12/31/2014	$14.07546	$14.69965	2,859,423
01/01/2015 to 12/31/2015	$14.69965	$14.55234	5,533,556
01/01/2016 to 12/31/2016	$14.55234	$14.83883	6,047,982
01/01/2017 to 12/31/2017	$14.83883	$15.14675	4,022,810
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.36636	$11.68150	239,108
01/01/2009 to 12/31/2009	$11.68150	$15.53165	435,574
01/01/2010 to 12/31/2010	$15.53165	$16.28759	350,543
01/01/2011 to 12/31/2011	$16.28759	$14.47950	217,032
01/01/2012 to 12/31/2012	$14.47950	$17.27184	215,216
01/01/2013 to 12/31/2013	$17.27184	$19.49674	172,676
01/01/2014 to 12/31/2014	$19.49674	$17.86313	151,899
01/01/2015 to 12/31/2015	$17.86313	$16.99054	117,459
01/01/2016 to 12/31/2016	$16.99054	$16.94732	93,040
01/01/2017 to 12/31/2017	$16.94732	$21.49833	83,651

A-81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.12452	$9.44014	2,340,994
01/01/2009 to 12/31/2009	$9.44014	$11.98608	3,090,079
01/01/2010 to 12/31/2010	$11.98608	$14.04512	2,616,084
01/01/2011 to 12/31/2011	$14.04512	$13.61807	1,771,437
01/01/2012 to 12/31/2012	$13.61807	$14.95931	1,622,946
01/01/2013 to 12/31/2013	$14.95931	$19.99693	1,428,066
01/01/2014 to 12/31/2014	$19.99693	$21.63923	1,167,163
01/01/2015 to 12/31/2015	$21.63923	$23.30668	752,150
01/01/2016 to 12/31/2016	$23.30668	$24.07854	648,696
01/01/2017 to 12/31/2017	$24.07854	$31.33559	492,333
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.78968	$10.35557	651,707
01/01/2009 to 12/31/2009	$10.35557	$13.63954	996,731
01/01/2010 to 12/31/2010	$13.63954	$15.13682	854,023
01/01/2011 to 12/31/2011	$15.13682	$16.31860	787,437
01/01/2012 to 12/31/2012	$16.31860	$16.91410	702,329
01/01/2013 to 12/31/2013	$16.91410	$16.21937	604,790
01/01/2014 to 12/31/2014	$16.21937	$16.88463	497,710
01/01/2015 to 12/31/2015	$16.88463	$16.42513	402,557
01/01/2016 to 12/31/2016	$16.42513	$16.49106	416,553
01/01/2017 to 12/31/2017	$16.49106	$16.67860	382,935
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.49937	$9.66010	309,485
01/01/2009 to 12/31/2009	$9.66010	$11.74973	473,501
01/01/2010 to 12/31/2010	$11.74973	$12.96707	467,321
01/01/2011 to 12/31/2011	$12.96707	$12.61336	363,909
01/01/2012 to 12/31/2012	$12.61336	$14.45033	369,347
01/01/2013 to 12/31/2013	$14.45033	$19.32993	344,487
01/01/2014 to 12/31/2014	$19.32993	$20.56181	284,045
01/01/2015 to 12/31/2015	$20.56181	$21.57429	220,017
01/01/2016 to 12/31/2016	$21.57429	$21.51500	197,275
01/01/2017 to 12/31/2017	$21.51500	$27.51896	152,797
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.44671	$11.36710	304,442
01/01/2009 to 12/31/2009	$11.36710	$14.43607	376,081
01/01/2010 to 12/31/2010	$14.43607	$18.17672	362,937
01/01/2011 to 12/31/2011	$18.17672	$18.08657	240,513
01/01/2012 to 12/31/2012	$18.08657	$19.88845	220,903
01/01/2013 to 12/31/2013	$19.88845	$25.80736	215,573
01/01/2014 to 12/31/2014	$25.80736	$27.25742	185,557
01/01/2015 to 10/16/2015	$27.25742	$27.83838	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.06258	$10.15552	53,502
01/01/2009 to 12/31/2009	$10.15552	$12.17934	96,674
01/01/2010 to 12/31/2010	$12.17934	$14.33305	103,481
01/01/2011 to 04/29/2011	$14.33305	$16.05015	0

A-82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.18350	$10.83829	615,887
01/01/2009 to 12/31/2009	$10.83829	$14.91583	838,895
01/01/2010 to 12/31/2010	$14.91583	$18.01585	700,594
01/01/2011 to 12/31/2011	$18.01585	$17.19112	464,573
01/01/2012 to 12/31/2012	$17.19112	$19.70215	429,488
01/01/2013 to 12/31/2013	$19.70215	$27.37734	444,297
01/01/2014 to 12/31/2014	$27.37734	$30.60632	352,321
01/01/2015 to 12/31/2015	$30.60632	$28.26005	257,291
01/01/2016 to 12/31/2016	$28.26005	$32.69519	210,504
01/01/2017 to 12/31/2017	$32.69519	$36.40592	194,207
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.27488	$8.88269	4,479,321
01/01/2009 to 12/31/2009	$8.88269	$10.43345	6,348,245
01/01/2010 to 12/31/2010	$10.43345	$11.28844	6,327,981
01/01/2011 to 12/31/2011	$11.28844	$11.15610	5,779,801
01/01/2012 to 12/31/2012	$11.15610	$12.04835	5,731,747
01/01/2013 to 12/31/2013	$12.04835	$12.87537	5,144,078
01/01/2014 to 12/31/2014	$12.87537	$13.32619	4,225,182
01/01/2015 to 12/31/2015	$13.32619	$13.05846	3,572,301
01/01/2016 to 12/31/2016	$13.05846	$13.48444	3,175,800
01/01/2017 to 12/31/2017	$13.48444	$14.53209	2,819,311
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.34789	$13.86628	426,639
01/01/2009 to 12/31/2009	$13.86628	$17.99986	521,277
01/01/2010 to 12/31/2010	$17.99986	$23.34559	423,460
01/01/2011 to 12/31/2011	$23.34559	$19.84901	324,222
01/01/2012 to 12/31/2012	$19.84901	$23.32023	310,819
01/01/2013 to 12/31/2013	$23.32023	$32.13192	250,923
01/01/2014 to 12/31/2014	$32.13192	$32.99461	213,264
01/01/2015 to 12/31/2015	$32.99461	$32.71617	151,066
01/01/2016 to 12/31/2016	$32.71617	$34.47915	125,354
01/01/2017 to 12/31/2017	$34.47915	$43.08271	122,355
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.06513	$8.94565	135,744
01/01/2009 to 12/31/2009	$8.94565	$11.72139	186,730
01/01/2010 to 12/31/2010	$11.72139	$15.64663	264,893
01/01/2011 to 12/31/2011	$15.64663	$15.16083	182,093
01/01/2012 to 12/31/2012	$15.16083	$16.64058	172,270
01/01/2013 to 12/31/2013	$16.64058	$22.01020	200,610
01/01/2014 to 12/31/2014	$22.01020	$22.35954	174,707
01/01/2015 to 12/31/2015	$22.35954	$22.05074	155,185
01/01/2016 to 12/31/2016	$22.05074	$24.18356	120,945
01/01/2017 to 12/31/2017	$24.18356	$29.32483	98,559
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.27224	$11.87811	759,534
01/01/2009 to 12/31/2009	$11.87811	$14.76098	1,180,211
01/01/2010 to 12/31/2010	$14.76098	$18.19847	935,910
01/01/2011 to 12/31/2011	$18.19847	$16.74344	565,384
01/01/2012 to 12/31/2012	$16.74344	$19.35820	534,857
01/01/2013 to 12/31/2013	$19.35820	$26.02684	476,457
01/01/2014 to 12/31/2014	$26.02684	$26.80905	347,094
01/01/2015 to 12/31/2015	$26.80905	$25.10205	224,932
01/01/2016 to 12/31/2016	$25.10205	$31.73706	197,007
01/01/2017 to 12/31/2017	$31.73706	$33.33826	151,737

A-83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.31458	$9.27710	436,312
01/01/2009 to 12/31/2009	$9.27710	$11.23781	636,029
01/01/2010 to 12/31/2010	$11.23781	$12.45263	555,205
01/01/2011 to 12/31/2011	$12.45263	$11.98552	397,607
01/01/2012 to 12/31/2012	$11.98552	$13.75056	409,713
01/01/2013 to 12/31/2013	$13.75056	$17.44917	398,433
01/01/2014 to 12/31/2014	$17.44917	$18.34911	319,827
01/01/2015 to 10/16/2015	$18.34911	$16.94318	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.58615	$8.48227	588,798
01/01/2009 to 12/31/2009	$8.48227	$12.72990	837,581
01/01/2010 to 12/31/2010	$12.72990	$14.42576	711,463
01/01/2011 to 12/31/2011	$14.42576	$13.87680	598,916
01/01/2012 to 12/31/2012	$13.87680	$15.96548	653,972
01/01/2013 to 12/31/2013	$15.96548	$22.50036	628,642
01/01/2014 to 12/31/2014	$22.50036	$23.85412	505,132
01/01/2015 to 12/31/2015	$23.85412	$25.57821	425,037
01/01/2016 to 12/31/2016	$25.57821	$25.70500	323,916
01/01/2017 to 12/31/2017	$25.70500	$34.68387	272,052
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$18.02194	$11.05634	329,004
01/01/2009 to 12/31/2009	$11.05634	$12.79408	374,919
01/01/2010 to 12/31/2010	$12.79408	$14.07680	310,453
01/01/2011 to 12/31/2011	$14.07680	$13.70691	284,321
01/01/2012 to 12/31/2012	$13.70691	$15.20931	270,868
01/01/2013 to 12/31/2013	$15.20931	$20.03612	226,230
01/01/2014 to 12/31/2014	$20.03612	$19.91077	175,683
01/01/2015 to 12/31/2015	$19.91077	$18.30129	135,562
01/01/2016 to 12/31/2016	$18.30129	$19.00637	114,607
01/01/2017 to 12/31/2017	$19.00637	$21.67741	94,653
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.61889	$12.04691	593,325
01/01/2009 to 12/31/2009	$12.04691	$13.21613	931,833
01/01/2010 to 12/31/2010	$13.21613	$13.67486	877,297
01/01/2011 to 12/31/2011	$13.67486	$13.93322	616,898
01/01/2012 to 12/31/2012	$13.93322	$14.34570	585,779
01/01/2013 to 12/31/2013	$14.34570	$13.51042	558,234
01/01/2014 to 12/31/2014	$13.51042	$13.29354	435,005
01/01/2015 to 12/31/2015	$13.29354	$12.40697	294,820
01/01/2016 to 12/31/2016	$12.40697	$12.66981	259,341
01/01/2017 to 12/31/2017	$12.66981	$12.65115	262,980
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.46024	$10.57087	188,007
01/01/2009 to 12/31/2009	$10.57087	$14.36588	185,529
01/01/2010 to 12/31/2010	$14.36588	$17.37591	200,372
01/01/2011 to 12/31/2011	$17.37591	$16.41602	140,968
01/01/2012 to 12/31/2012	$16.41602	$19.01987	139,599
01/01/2013 to 12/31/2013	$19.01987	$24.64403	117,259
01/01/2014 to 12/31/2014	$24.64403	$27.72396	103,642
01/01/2015 to 12/31/2015	$27.72396	$25.33514	85,935
01/01/2016 to 12/31/2016	$25.33514	$28.26141	67,319
01/01/2017 to 12/31/2017	$28.26141	$32.78018	37,282

A-84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97323	$9.25024	483,723
01/01/2009 to 12/31/2009	$9.25024	$10.10405	1,027,692
01/01/2010 to 12/31/2010	$10.10405	$10.65780	827,868
01/01/2011 to 12/31/2011	$10.65780	$11.05729	856,005
01/01/2012 to 12/31/2012	$11.05729	$11.66876	921,389
01/01/2013 to 12/31/2013	$11.66876	$11.24755	742,274
01/01/2014 to 12/31/2014	$11.24755	$11.79785	845,940
01/01/2015 to 12/31/2015	$11.79785	$11.68700	751,937
01/01/2016 to 12/31/2016	$11.68700	$12.02529	715,196
01/01/2017 to 12/31/2017	$12.02529	$12.50967	670,907
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$22.87795	$13.09830	129,942
01/01/2009 to 12/31/2009	$13.09830	$14.86027	123,833
01/01/2010 to 07/16/2010	$14.86027	$14.07762	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$15.95185	$11.36352	19,835
01/01/2009 to 12/31/2009	$11.36352	$16.00826	56,730
01/01/2010 to 07/16/2010	$16.00826	$14.91396	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.09500	$17.00341	114,482
01/01/2011 to 12/31/2011	$17.00341	$14.51025	121,166
01/01/2012 to 12/31/2012	$14.51025	$16.14010	75,836
01/01/2013 to 12/31/2013	$16.14010	$18.94220	66,421
01/01/2014 to 12/31/2014	$18.94220	$17.55244	49,297
01/01/2015 to 12/31/2015	$17.55244	$17.56932	43,388
01/01/2016 to 12/31/2016	$17.56932	$17.75221	37,491
01/01/2017 to 12/31/2017	$17.75221	$21.68994	25,983
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.91411	$18.76482	82,347
01/01/2011 to 12/31/2011	$18.76482	$17.37830	92,812
01/01/2012 to 12/31/2012	$17.37830	$20.53346	93,751
01/01/2013 to 12/31/2013	$20.53346	$28.17261	70,175
01/01/2014 to 12/31/2014	$28.17261	$28.69376	53,086
01/01/2015 to 12/31/2015	$28.69376	$28.53191	45,985
01/01/2016 to 12/31/2016	$28.53191	$28.13427	38,065
01/01/2017 to 12/31/2017	$28.13427	$37.15414	17,797
*Denotes the start date of these sub-accounts

A-85

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.67658	$7.78062	75,453,329
01/01/2009 to 12/31/2009	$7.78062	$9.45814	74,798,204
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.31462	$6.57913	771,578
01/01/2009 to 12/31/2009	$6.57913	$7.57412	1,273,959
01/01/2010 to 12/31/2010	$7.57412	$8.42896	1,430,682
01/01/2011 to 12/31/2011	$8.42896	$8.53386	1,430,887
01/01/2012 to 05/04/2012	$8.53386	$9.25305	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.54807	$8.04816	25,276,368
01/01/2009 to 12/31/2009	$8.04816	$9.69993	31,686,971
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$12.22861	$12.08671	6,660,709
01/01/2009 to 12/31/2009	$12.08671	$13.02347	7,445,388
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$14.07808	$13.45034	6,994,579
01/01/2009 to 12/31/2009	$13.45034	$15.32066	10,035,432
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418

A-86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99813	$11.24916	1,472,001
01/01/2009 to 12/31/2009	$11.24916	$10.95502	1,375,798
01/01/2010 to 12/31/2010	$10.95502	$11.71324	1,085,813
01/01/2011 to 12/31/2011	$11.71324	$12.18325	1,057,536
01/01/2012 to 12/31/2012	$12.18325	$12.26838	878,447
01/01/2013 to 12/31/2013	$12.26838	$11.95275	424,824
01/01/2014 to 12/31/2014	$11.95275	$11.67100	356,612
01/01/2015 to 12/31/2015	$11.67100	$11.37394	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99875	$9.33513	301,692
01/01/2010 to 12/31/2010	$9.33513	$10.09028	1,956,001
01/01/2011 to 12/31/2011	$10.09028	$10.81444	5,687,758
01/01/2012 to 12/31/2012	$10.81444	$11.01083	2,714,415
01/01/2013 to 12/31/2013	$11.01083	$10.68910	806,728
01/01/2014 to 12/31/2014	$10.68910	$10.49673	427,276
01/01/2015 to 12/31/2015	$10.49673	$10.23710	801,336
01/01/2016 to 12/31/2016	$10.23710	$10.05361	2,105
01/01/2017 to 01/03/2017	$10.05361	$10.04834	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99751	$10.71354	5,765,075
01/01/2011 to 12/31/2011	$10.71354	$11.66773	16,283,905
01/01/2012 to 12/31/2012	$11.66773	$11.98869	8,777,912
01/01/2013 to 12/31/2013	$11.98869	$11.47786	2,697,907
01/01/2014 to 12/31/2014	$11.47786	$11.37987	1,375,230
01/01/2015 to 12/31/2015	$11.37987	$11.14235	1,386,039
01/01/2016 to 12/31/2016	$11.14235	$11.01860	1,708,045
01/01/2017 to 12/31/2017	$11.01860	$10.85060	4,027
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99813	$11.98345	794,529
01/01/2009 to 12/31/2009	$11.98345	$11.00507	648,900
01/01/2010 to 12/31/2010	$11.00507	$11.96080	380,587
01/01/2011 to 12/31/2011	$11.96080	$13.27983	18,091,824
01/01/2012 to 12/31/2012	$13.27983	$13.72250	11,790,403
01/01/2013 to 12/31/2013	$13.72250	$12.99219	4,617,331
01/01/2014 to 12/31/2014	$12.99219	$13.03799	2,404,974
01/01/2015 to 12/31/2015	$13.03799	$12.84793	1,756,047
01/01/2016 to 12/31/2016	$12.84793	$12.76158	1,278,943
01/01/2017 to 12/31/2017	$12.76158	$12.56423	1,645,086
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99813	$12.05203	945,503
01/01/2009 to 12/31/2009	$12.05203	$10.87358	975,406
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400

A-87

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99875	$8.74851	23,608
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979

A-88

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.92052	$7.58086	101,095,109
01/01/2009 to 12/31/2009	$7.58086	$9.28741	102,077,908
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$16.57480	$10.52222	126,275
01/01/2009 to 12/31/2009	$10.52222	$13.56929	335,750
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.93487	$7.49878	14,888,690
01/01/2009 to 12/31/2009	$7.49878	$8.73649	14,472,445
01/01/2010 to 12/31/2010	$8.73649	$9.64058	13,447,482
01/01/2011 to 12/31/2011	$9.64058	$8.90390	11,688,804
01/01/2012 to 12/31/2012	$8.90390	$10.41489	10,262,995
01/01/2013 to 12/31/2013	$10.41489	$13.59543	8,689,937
01/01/2014 to 12/31/2014	$13.59543	$15.03483	7,139,424
01/01/2015 to 12/31/2015	$15.03483	$14.01737	6,343,609
01/01/2016 to 12/31/2016	$14.01737	$15.28414	5,194,687
01/01/2017 to 12/31/2017	$15.28414	$16.39738	4,443,625
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$5.26189	$3.04521	4,668,204
01/01/2009 to 12/31/2009	$3.04521	$4.67618	4,863,161
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.50938	$10.53057	2,377,836
01/01/2009 to 12/31/2009	$10.53057	$10.31903	3,829,439
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838

A-89

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.17043	$6.38846	6,057,693
01/01/2009 to 12/31/2009	$6.38846	$7.45826	5,641,907
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$24.67261	$12.00219	5,724,854
01/01/2009 to 12/31/2009	$12.00219	$15.87227	5,162,536
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
AST International Value Portfolio
01/01/2008 to 12/31/2008	$10.66136	$5.83552	2,755,958
01/01/2009 to 12/31/2009	$5.83552	$7.44396	2,910,615
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
AST Investment Grade Bond Portfolio
06/30/2008* to 12/31/2008	$10.00826	$10.90500	1,214,623
01/01/2009 to 12/31/2009	$10.90500	$11.86463	315,474
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$10.95909	$6.27937	975,043
01/01/2009 to 12/31/2009	$6.27937	$8.34041	1,395,597
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168

A-90

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.34517	$6.24776	21,934,912
01/01/2009 to 12/31/2009	$6.24776	$7.92454	19,929,998
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.39976	$10.05234	3,023,716
01/01/2009 to 12/31/2009	$10.05234	$13.22638	2,831,230
01/01/2010 to 12/31/2010	$13.22638	$14.66324	2,484,757
01/01/2011 to 12/31/2011	$14.66324	$15.79188	2,014,193
01/01/2012 to 12/31/2012	$15.79188	$16.35137	1,924,443
01/01/2013 to 12/31/2013	$16.35137	$15.66373	1,980,114
01/01/2014 to 12/31/2014	$15.66373	$16.28956	1,664,389
01/01/2015 to 12/31/2015	$16.28956	$15.83019	975,665
01/01/2016 to 12/31/2016	$15.83019	$15.87743	882,863
01/01/2017 to 12/31/2017	$15.87743	$16.04158	812,785
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$8.42015	$5.24253	2,384,441
01/01/2009 to 12/31/2009	$5.24253	$6.37002	2,663,189
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.06697	$5.59083	501,805
01/01/2009 to 12/31/2009	$5.59083	$7.09300	649,456
01/01/2010 to 12/31/2010	$7.09300	$8.92178	978,075
01/01/2011 to 12/31/2011	$8.92178	$8.86851	702,733
01/01/2012 to 12/31/2012	$8.86851	$9.74207	851,665
01/01/2013 to 12/31/2013	$9.74207	$12.62840	1,608,579
01/01/2014 to 12/31/2014	$12.62840	$13.32425	1,792,573
01/01/2015 to 10/16/2015	$13.32425	$13.59718	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$8.48266	$4.76442	121,677
01/01/2009 to 12/31/2009	$4.76442	$5.70806	232,172
01/01/2010 to 12/31/2010	$5.70806	$6.71052	304,468
01/01/2011 to 04/29/2011	$6.71052	$7.51189	0

A-91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$19.12305	$10.79309	2,188,696
01/01/2009 to 12/31/2009	$10.79309	$14.83833	2,033,956
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.25087	$8.85466	31,839,577
01/01/2009 to 12/31/2009	$8.85466	$10.38983	39,603,313
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.44805	$6.80256	4,202,964
01/01/2009 to 12/31/2009	$6.80256	$8.82141	3,992,101
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.50015	$11.11909	634,820
01/01/2009 to 12/31/2009	$11.11909	$14.55424	668,952
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.91434	$12.30710	3,408,854
01/01/2009 to 12/31/2009	$12.30710	$15.27828	3,254,555
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001

A-92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$13.64019	$7.74835	4,124,590
01/01/2009 to 12/31/2009	$7.74835	$9.37635	3,819,071
01/01/2010 to 12/31/2010	$9.37635	$10.37928	3,742,939
01/01/2011 to 12/31/2011	$10.37928	$9.97972	3,116,748
01/01/2012 to 12/31/2012	$9.97972	$11.43760	3,429,042
01/01/2013 to 12/31/2013	$11.43760	$14.49923	3,074,463
01/01/2014 to 12/31/2014	$14.49923	$15.23132	2,661,058
01/01/2015 to 10/16/2015	$15.23132	$14.05288	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$7.34782	$4.26859	9,138,560
01/01/2009 to 12/31/2009	$4.26859	$6.39958	9,157,180
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$13.47793	$8.26020	357,327
01/01/2009 to 12/31/2009	$8.26020	$9.54859	955,597
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$14.60853	$13.93194	1,722,092
01/01/2009 to 12/31/2009	$13.93194	$15.26836	2,184,589
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.88277	$7.79155	332,297
01/01/2009 to 12/31/2009	$7.79155	$10.57780	511,219
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288

A-93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97201	$9.23964	3,325,125
01/01/2009 to 12/31/2009	$9.23964	$10.08215	3,504,626
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$19.02324	$10.88022	68,654
01/01/2009 to 12/31/2009	$10.88022	$12.33121	94,271
01/01/2010 to 07/16/2010	$12.33121	$11.67524	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$10.81677	$7.69759	24,749
01/01/2009 to 12/31/2009	$7.69759	$10.83267	50,099
01/01/2010 to 07/16/2010	$10.83267	$10.08660	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
*Denotes the start date of these sub-accounts

A-94

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus (2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.63941	$7.74398	24,717,771
01/01/2009 to 12/31/2009	$7.74398	$9.39918	23,242,083
01/01/2010 to 12/31/2010	$9.39918	$10.27135	21,065,300
01/01/2011 to 12/31/2011	$10.27135	$9.75866	19,513,642
01/01/2012 to 12/31/2012	$9.75866	$10.72092	17,791,558
01/01/2013 to 12/31/2013	$10.72092	$11.50727	16,059,834
01/01/2014 to 12/31/2014	$11.50727	$11.65994	14,118,845
01/01/2015 to 12/31/2015	$11.65994	$11.01377	12,333,886
01/01/2016 to 12/31/2016	$11.01377	$11.43118	9,252,713
01/01/2017 to 12/31/2017	$11.43118	$12.56184	6,329,870
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$15.50544	$9.87493	84,224
01/01/2009 to 12/31/2009	$9.87493	$11.35099	219,916
01/01/2010 to 12/31/2010	$11.35099	$12.61266	244,755
01/01/2011 to 12/31/2011	$12.61266	$12.75003	209,194
01/01/2012 to 05/04/2012	$12.75003	$13.81725	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.51115	$8.01015	10,023,046
01/01/2009 to 12/31/2009	$8.01015	$9.63935	10,231,854
01/01/2010 to 12/31/2010	$9.63935	$10.56663	9,858,868
01/01/2011 to 12/31/2011	$10.56663	$10.18814	9,887,331
01/01/2012 to 12/31/2012	$10.18814	$11.18372	9,627,135
01/01/2013 to 12/31/2013	$11.18372	$12.84171	9,058,656
01/01/2014 to 12/31/2014	$12.84171	$13.35095	8,563,155
01/01/2015 to 12/31/2015	$13.35095	$13.09254	7,937,351
01/01/2016 to 12/31/2016	$13.09254	$13.58390	6,224,113
01/01/2017 to 12/31/2017	$13.58390	$15.23521	4,452,733
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.60201	$10.46289	592,710
01/01/2009 to 12/31/2009	$10.46289	$11.25647	669,201
01/01/2010 to 12/31/2010	$11.25647	$11.41468	651,501
01/01/2011 to 12/31/2011	$11.41468	$11.39170	501,665
01/01/2012 to 12/31/2012	$11.39170	$11.63991	511,927
01/01/2013 to 12/31/2013	$11.63991	$11.11362	531,679
01/01/2014 to 12/31/2014	$11.11362	$10.83626	445,462
01/01/2015 to 12/31/2015	$10.83626	$10.62736	411,071
01/01/2016 to 12/31/2016	$10.62736	$10.54252	354,205
01/01/2017 to 12/31/2017	$10.54252	$10.46567	322,474
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.45836	$10.93063	2,193,275
01/01/2009 to 12/31/2009	$10.93063	$12.43147	2,317,678
01/01/2010 to 12/31/2010	$12.43147	$13.06967	2,549,857
01/01/2011 to 12/31/2011	$13.06967	$13.16201	2,303,948
01/01/2012 to 12/31/2012	$13.16201	$14.04313	2,297,207
01/01/2013 to 12/31/2013	$14.04313	$13.45432	2,275,090
01/01/2014 to 12/31/2014	$13.45432	$13.68707	1,918,987
01/01/2015 to 12/31/2015	$13.68707	$13.07699	1,870,645
01/01/2016 to 12/31/2016	$13.07699	$13.30350	1,605,857
01/01/2017 to 12/31/2017	$13.30350	$13.55149	1,512,283

A-95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/01/2010 to 12/31/2010	$9.60475	$10.34690	439
01/01/2011 to 12/31/2011	$10.34690	$11.07251	1,237
01/01/2012 to 12/31/2012	$11.07251	$11.25629	0
01/01/2013 to 12/31/2013	$11.25629	$10.91050	0
01/01/2014 to 12/31/2014	$10.91050	$10.69788	0
01/01/2015 to 12/31/2015	$10.69788	$10.41721	0
01/01/2016 to 12/31/2016	$10.41721	$10.21464	0
01/01/2017 to 01/03/2017	$10.21464	$10.20911	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99734	$10.69708	0
01/01/2011 to 12/31/2011	$10.69708	$11.63198	2,278
01/01/2012 to 12/31/2012	$11.63198	$11.93356	1,487
01/01/2013 to 12/31/2013	$11.93356	$11.40747	0
01/01/2014 to 12/31/2014	$11.40747	$11.29275	0
01/01/2015 to 12/31/2015	$11.29275	$11.03994	0
01/01/2016 to 12/31/2016	$11.03994	$10.90069	0
01/01/2017 to 12/31/2017	$10.90069	$10.71817	0
AST Bond Portfolio 2018
01/01/2010 to 12/31/2010	$9.65050	$10.47524	0
01/01/2011 to 12/31/2011	$10.47524	$11.61271	0
01/01/2012 to 12/31/2012	$11.61271	$11.98148	0
01/01/2013 to 12/31/2013	$11.98148	$11.32634	0
01/01/2014 to 12/31/2014	$11.32634	$11.34884	0
01/01/2015 to 12/31/2015	$11.34884	$11.16627	0
01/01/2016 to 12/31/2016	$11.16627	$11.07421	0
01/01/2017 to 12/31/2017	$11.07421	$10.88624	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.55993	$10.38422	0
01/01/2011 to 12/31/2011	$10.38422	$11.75441	0
01/01/2012 to 12/31/2012	$11.75441	$12.14408	1,313
01/01/2013 to 12/31/2013	$12.14408	$11.27993	1,857
01/01/2014 to 12/31/2014	$11.27993	$11.47865	1,462
01/01/2015 to 12/31/2015	$11.47865	$11.32316	0
01/01/2016 to 12/31/2016	$11.32316	$11.21186	0
01/01/2017 to 12/31/2017	$11.21186	$11.02658	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.23759	$10.07529	0
01/01/2011 to 12/31/2011	$10.07529	$11.67055	0
01/01/2012 to 12/31/2012	$11.67055	$12.10982	0
01/01/2013 to 12/31/2013	$12.10982	$11.04911	0
01/01/2014 to 12/31/2014	$11.04911	$11.44817	0
01/01/2015 to 12/31/2015	$11.44817	$11.34401	0
01/01/2016 to 12/31/2016	$11.34401	$11.28902	0
01/01/2017 to 12/31/2017	$11.28902	$11.11645	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99734	$10.94114	0
01/01/2011 to 12/31/2011	$10.94114	$12.84697	0
01/01/2012 to 12/31/2012	$12.84697	$13.39010	0
01/01/2013 to 12/31/2013	$13.39010	$12.15378	0
01/01/2014 to 12/31/2014	$12.15378	$12.77330	0
01/01/2015 to 12/31/2015	$12.77330	$12.68908	0
01/01/2016 to 12/31/2016	$12.68908	$12.63714	0
01/01/2017 to 12/31/2017	$12.63714	$12.52958	0

A-96

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99800	$11.94738	0
01/01/2012 to 12/31/2012	$11.94738	$12.34198	0
01/01/2013 to 12/31/2013	$12.34198	$10.87178	0
01/01/2014 to 12/31/2014	$10.87178	$11.71116	0
01/01/2015 to 12/31/2015	$11.71116	$11.66980	0
01/01/2016 to 12/31/2016	$11.66980	$11.59834	0
01/01/2017 to 12/31/2017	$11.59834	$11.49829	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99735	$10.33536	0
01/01/2013 to 12/31/2013	$10.33536	$9.05842	0
01/01/2014 to 12/31/2014	$9.05842	$9.95664	0
01/01/2015 to 12/31/2015	$9.95664	$9.98085	0
01/01/2016 to 12/31/2016	$9.98085	$9.92796	0
01/01/2017 to 12/31/2017	$9.92796	$9.85456	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99867	$8.69606	0
01/01/2014 to 12/31/2014	$8.69606	$9.72581	0
01/01/2015 to 12/31/2015	$9.72581	$9.76207	0
01/01/2016 to 12/31/2016	$9.76207	$9.71000	0
01/01/2017 to 12/31/2017	$9.71000	$9.63709	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99867	$11.23399	0
01/01/2015 to 12/31/2015	$11.23399	$11.18350	0
01/01/2016 to 12/31/2016	$11.18350	$11.18550	0
01/01/2017 to 12/31/2017	$11.18550	$11.11752	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99867	$9.87711	0
01/01/2016 to 12/31/2016	$9.87711	$9.84077	0
01/01/2017 to 12/31/2017	$9.84077	$9.83767	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99735	$9.81931	0
01/01/2017 to 12/31/2017	$9.81931	$9.84156	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99734	$9.97545	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.88277	$7.54529	31,116,728
01/01/2009 to 12/31/2009	$7.54529	$9.22964	29,319,246
01/01/2010 to 12/31/2010	$9.22964	$10.21314	26,379,712
01/01/2011 to 12/31/2011	$10.21314	$9.72657	24,143,441
01/01/2012 to 12/31/2012	$9.72657	$10.79546	22,058,472
01/01/2013 to 12/31/2013	$10.79546	$12.92615	20,979,731
01/01/2014 to 12/31/2014	$12.92615	$13.49842	19,594,752
01/01/2015 to 12/31/2015	$13.49842	$13.24475	17,901,479
01/01/2016 to 12/31/2016	$13.24475	$13.81135	14,261,358
01/01/2017 to 12/31/2017	$13.81135	$15.89257	9,977,612

A-97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$21.78216	$13.80672	17,748
01/01/2009 to 12/31/2009	$13.80672	$17.77760	39,068
01/01/2010 to 12/31/2010	$17.77760	$22.32975	33,474
01/01/2011 to 12/31/2011	$22.32975	$23.23117	25,211
01/01/2012 to 12/31/2012	$23.23117	$26.15266	23,586
01/01/2013 to 12/31/2013	$26.15266	$26.32479	19,557
01/01/2014 to 12/31/2014	$26.32479	$33.63610	13,193
01/01/2015 to 12/31/2015	$33.63610	$34.41925	11,497
01/01/2016 to 12/31/2016	$34.41925	$35.21303	9,136
01/01/2017 to 12/31/2017	$35.21303	$36.51688	7,453
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$16.52458	$9.56510	401,455
01/01/2009 to 12/31/2009	$9.56510	$11.12694	778,721
01/01/2010 to 12/31/2010	$11.12694	$12.25943	666,136
01/01/2011 to 12/31/2011	$12.25943	$11.30526	360,168
01/01/2012 to 12/31/2012	$11.30526	$13.20340	369,016
01/01/2013 to 12/31/2013	$13.20340	$17.20922	362,529
01/01/2014 to 12/31/2014	$17.20922	$19.00199	281,967
01/01/2015 to 12/31/2015	$19.00199	$17.68881	794,737
01/01/2016 to 12/31/2016	$17.68881	$19.25805	680,026
01/01/2017 to 12/31/2017	$19.25805	$20.62926	586,931
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.78248	$10.27535	22,556
01/01/2009 to 12/31/2009	$10.27535	$15.75473	99,043
01/01/2010 to 12/31/2010	$15.75473	$18.42533	94,647
01/01/2011 to 12/31/2011	$18.42533	$17.44837	57,000
01/01/2012 to 12/31/2012	$17.44837	$20.36914	54,654
01/01/2013 to 12/31/2013	$20.36914	$26.28029	52,682
01/01/2014 to 12/31/2014	$26.28029	$28.60634	37,749
01/01/2015 to 12/31/2015	$28.60634	$26.33242	44,348
01/01/2016 to 12/31/2016	$26.33242	$26.12461	40,009
01/01/2017 to 12/31/2017	$26.12461	$32.40757	36,327
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.11124	$10.11620	1,352,613
01/01/2009 to 12/31/2009	$10.11620	$9.89756	3,646,303
01/01/2010 to 12/31/2010	$9.89756	$9.66248	1,560,180
01/01/2011 to 12/31/2011	$9.66248	$9.43310	767,860
01/01/2012 to 12/31/2012	$9.43310	$9.20693	829,333
01/01/2013 to 12/31/2013	$9.20693	$8.98599	563,706
01/01/2014 to 12/31/2014	$8.98599	$8.77029	428,616
01/01/2015 to 12/31/2015	$8.77029	$8.55988	322,506
01/01/2016 to 12/31/2016	$8.55988	$8.35487	207,348
01/01/2017 to 12/31/2017	$8.35487	$8.18279	132,232
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.84162	$8.47508	1,717,935
01/01/2009 to 12/31/2009	$8.47508	$9.87927	1,503,133
01/01/2010 to 12/31/2010	$9.87927	$10.91110	1,340,257
01/01/2011 to 12/31/2011	$10.91110	$10.20406	1,124,133
01/01/2012 to 12/31/2012	$10.20406	$11.64050	1,093,570
01/01/2013 to 12/31/2013	$11.64050	$15.88999	985,023
01/01/2014 to 12/31/2014	$15.88999	$17.64053	900,766
01/01/2015 to 12/31/2015	$17.64053	$15.86796	733,871
01/01/2016 to 12/31/2016	$15.86796	$18.56805	621,714
01/01/2017 to 12/31/2017	$18.56805	$21.60215	507,763

A-98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$23.49169	$11.41024	538,783
01/01/2009 to 12/31/2009	$11.41024	$15.06640	664,878
01/01/2010 to 12/31/2010	$15.06640	$16.83703	586,157
01/01/2011 to 12/31/2011	$16.83703	$14.30950	416,752
01/01/2012 to 12/31/2012	$14.30950	$16.80988	404,569
01/01/2013 to 12/31/2013	$16.80988	$19.53315	409,581
01/01/2014 to 12/31/2014	$19.53315	$18.01097	358,312
01/01/2015 to 12/31/2015	$18.01097	$18.13208	328,914
01/01/2016 to 12/31/2016	$18.13208	$17.02928	287,739
01/01/2017 to 12/31/2017	$17.02928	$22.51034	255,974
AST International Value Portfolio
01/01/2008 to 12/31/2008	$23.97914	$13.10479	460,577
01/01/2009 to 12/31/2009	$13.10479	$16.69116	440,216
01/01/2010 to 12/31/2010	$16.69116	$18.09631	396,620
01/01/2011 to 12/31/2011	$18.09631	$15.44591	332,717
01/01/2012 to 12/31/2012	$15.44591	$17.58867	327,543
01/01/2013 to 12/31/2013	$17.58867	$20.50847	318,333
01/01/2014 to 12/31/2014	$20.50847	$18.67440	295,485
01/01/2015 to 12/31/2015	$18.67440	$18.37517	294,687
01/01/2016 to 12/31/2016	$18.37517	$18.03933	253,925
01/01/2017 to 12/31/2017	$18.03933	$21.62452	232,985
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$20.10134	$11.49995	5,521
01/01/2009 to 12/31/2009	$11.49995	$15.25131	19,898
01/01/2010 to 12/31/2010	$15.25131	$15.95280	15,820
01/01/2011 to 12/31/2011	$15.95280	$14.14559	6,028
01/01/2012 to 12/31/2012	$14.14559	$16.83037	6,958
01/01/2013 to 12/31/2013	$16.83037	$18.94977	4,643
01/01/2014 to 12/31/2014	$18.94977	$17.31767	4,544
01/01/2015 to 12/31/2015	$17.31767	$16.42954	3,236
01/01/2016 to 12/31/2016	$16.42954	$16.34602	1,797
01/01/2017 to 12/31/2017	$16.34602	$20.68269	1,180
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.90153	$9.29330	1,680,683
01/01/2009 to 12/31/2009	$9.29330	$11.76958	1,848,746
01/01/2010 to 12/31/2010	$11.76958	$13.75625	1,586,546
01/01/2011 to 12/31/2011	$13.75625	$13.30399	1,154,406
01/01/2012 to 12/31/2012	$13.30399	$14.57687	1,053,397
01/01/2013 to 12/31/2013	$14.57687	$19.43594	969,688
01/01/2014 to 12/31/2014	$19.43594	$20.97840	841,680
01/01/2015 to 12/31/2015	$20.97840	$22.53713	706,952
01/01/2016 to 12/31/2016	$22.53713	$23.22420	597,034
01/01/2017 to 12/31/2017	$23.22420	$30.14664	468,191
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$13.61011	$10.19446	22,158
01/01/2009 to 12/31/2009	$10.19446	$13.39296	101,331
01/01/2010 to 12/31/2010	$13.39296	$14.82518	84,140
01/01/2011 to 12/31/2011	$14.82518	$15.94181	32,239
01/01/2012 to 12/31/2012	$15.94181	$16.48118	31,376
01/01/2013 to 12/31/2013	$16.48118	$15.76386	31,557
01/01/2014 to 12/31/2014	$15.76386	$16.36858	18,083
01/01/2015 to 12/31/2015	$16.36858	$15.88243	6,318
01/01/2016 to 12/31/2016	$15.88243	$15.90556	5,274
01/01/2017 to 12/31/2017	$15.90556	$16.04545	4,888

A-99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$15.29759	$9.50996	111,688
01/01/2009 to 12/31/2009	$9.50996	$11.53757	279,229
01/01/2010 to 12/31/2010	$11.53757	$12.70045	285,023
01/01/2011 to 12/31/2011	$12.70045	$12.32241	235,259
01/01/2012 to 12/31/2012	$12.32241	$14.08094	221,153
01/01/2013 to 12/31/2013	$14.08094	$18.78778	198,237
01/01/2014 to 12/31/2014	$18.78778	$19.93402	191,257
01/01/2015 to 12/31/2015	$19.93402	$20.86204	172,017
01/01/2016 to 12/31/2016	$20.86204	$20.75165	152,957
01/01/2017 to 12/31/2017	$20.75165	$26.47519	119,057
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$20.18083	$11.19049	38,578
01/01/2009 to 12/31/2009	$11.19049	$14.17549	35,488
01/01/2010 to 12/31/2010	$14.17549	$17.80319	30,731
01/01/2011 to 12/31/2011	$17.80319	$17.66971	17,416
01/01/2012 to 12/31/2012	$17.66971	$19.38037	18,751
01/01/2013 to 12/31/2013	$19.38037	$25.08380	18,720
01/01/2014 to 12/31/2014	$25.08380	$26.42551	16,095
01/01/2015 to 10/16/2015	$26.42551	$26.93412	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.82758	$9.99763	256
01/01/2009 to 12/31/2009	$9.99763	$11.95942	5,812
01/01/2010 to 12/31/2010	$11.95942	$14.03829	6,543
01/01/2011 to 04/29/2011	$14.03829	$15.70692	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$18.93362	$10.66972	11,886
01/01/2009 to 12/31/2009	$10.66972	$14.64633	92,979
01/01/2010 to 12/31/2010	$14.64633	$17.64530	65,720
01/01/2011 to 12/31/2011	$17.64530	$16.79462	21,418
01/01/2012 to 12/31/2012	$16.79462	$19.19841	24,345
01/01/2013 to 12/31/2013	$19.19841	$26.60932	44,891
01/01/2014 to 12/31/2014	$26.60932	$29.67169	18,678
01/01/2015 to 12/31/2015	$29.67169	$27.32700	9,232
01/01/2016 to 12/31/2016	$27.32700	$31.53530	6,932
01/01/2017 to 12/31/2017	$31.53530	$35.02498	5,790
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.21516	$8.81300	10,704,894
01/01/2009 to 12/31/2009	$8.81300	$10.32514	11,458,452
01/01/2010 to 12/31/2010	$10.32514	$11.14283	11,581,634
01/01/2011 to 12/31/2011	$11.14283	$10.98411	12,118,723
01/01/2012 to 12/31/2012	$10.98411	$11.83224	11,679,502
01/01/2013 to 12/31/2013	$11.83224	$12.61206	9,118,647
01/01/2014 to 12/31/2014	$12.61206	$13.02032	8,255,374
01/01/2015 to 12/31/2015	$13.02032	$12.72609	7,311,338
01/01/2016 to 12/31/2016	$12.72609	$13.10764	5,525,190
01/01/2017 to 12/31/2017	$13.10764	$14.08992	3,977,625

A-100

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$25.01790	$13.65074	211,869
01/01/2009 to 12/31/2009	$13.65074	$17.67469	264,951
01/01/2010 to 12/31/2010	$17.67469	$22.86521	224,992
01/01/2011 to 12/31/2011	$22.86521	$19.39096	164,205
01/01/2012 to 12/31/2012	$19.39096	$22.72374	147,852
01/01/2013 to 12/31/2013	$22.72374	$31.23015	135,182
01/01/2014 to 12/31/2014	$31.23015	$31.98660	119,533
01/01/2015 to 12/31/2015	$31.98660	$31.63564	100,998
01/01/2016 to 12/31/2016	$31.63564	$33.25543	86,779
01/01/2017 to 12/31/2017	$33.25543	$41.44797	71,735
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$13.88213	$8.80676	286,461
01/01/2009 to 12/31/2009	$8.80676	$11.50994	249,236
01/01/2010 to 12/31/2010	$11.50994	$15.32502	203,569
01/01/2011 to 12/31/2011	$15.32502	$14.81131	159,446
01/01/2012 to 12/31/2012	$14.81131	$16.21529	132,112
01/01/2013 to 12/31/2013	$16.21529	$21.39304	116,353
01/01/2014 to 12/31/2014	$21.39304	$21.67699	104,302
01/01/2015 to 12/31/2015	$21.67699	$21.32306	91,880
01/01/2016 to 12/31/2016	$21.32306	$23.32590	77,182
01/01/2017 to 12/31/2017	$23.32590	$28.21285	65,681
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.04772	$11.69360	443,446
01/01/2009 to 12/31/2009	$11.69360	$14.49448	510,077
01/01/2010 to 12/31/2010	$14.49448	$17.82428	437,771
01/01/2011 to 12/31/2011	$17.82428	$16.35741	325,297
01/01/2012 to 12/31/2012	$16.35741	$18.86348	301,905
01/01/2013 to 12/31/2013	$18.86348	$25.29690	266,677
01/01/2014 to 12/31/2014	$25.29690	$25.99045	235,576
01/01/2015 to 12/31/2015	$25.99045	$24.27334	203,348
01/01/2016 to 12/31/2016	$24.27334	$30.61132	172,963
01/01/2017 to 12/31/2017	$30.61132	$32.07386	142,419
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$16.10234	$9.13295	1,259,992
01/01/2009 to 12/31/2009	$9.13295	$11.03495	1,133,149
01/01/2010 to 12/31/2010	$11.03495	$12.19669	1,034,301
01/01/2011 to 12/31/2011	$12.19669	$11.70928	876,114
01/01/2012 to 12/31/2012	$11.70928	$13.39927	832,513
01/01/2013 to 12/31/2013	$13.39927	$16.96004	750,975
01/01/2014 to 12/31/2014	$16.96004	$17.78911	688,104
01/01/2015 to 10/16/2015	$17.78911	$16.39284	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.39641	$8.35049	1,830,240
01/01/2009 to 12/31/2009	$8.35049	$12.50008	1,633,068
01/01/2010 to 12/31/2010	$12.50008	$14.12914	1,380,159
01/01/2011 to 12/31/2011	$14.12914	$13.55678	1,108,753
01/01/2012 to 12/31/2012	$13.55678	$15.55736	923,522
01/01/2013 to 12/31/2013	$15.55736	$21.86921	793,887
01/01/2014 to 12/31/2014	$21.86921	$23.12560	728,193
01/01/2015 to 12/31/2015	$23.12560	$24.73368	609,042
01/01/2016 to 12/31/2016	$24.73368	$24.79296	509,558
01/01/2017 to 12/31/2017	$24.79296	$33.36815	400,620

A-101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$17.78756	$10.88453	39,048
01/01/2009 to 12/31/2009	$10.88453	$12.56303	115,499
01/01/2010 to 12/31/2010	$12.56303	$13.78730	117,858
01/01/2011 to 12/31/2011	$13.78730	$13.39074	96,602
01/01/2012 to 12/31/2012	$13.39074	$14.82033	91,426
01/01/2013 to 12/31/2013	$14.82033	$19.47388	87,762
01/01/2014 to 12/31/2014	$19.47388	$19.30265	85,915
01/01/2015 to 12/31/2015	$19.30265	$17.69700	78,435
01/01/2016 to 12/31/2016	$17.69700	$18.33184	70,217
01/01/2017 to 12/31/2017	$18.33184	$20.85490	64,779
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$12.45474	$11.85991	8,768
01/01/2009 to 12/31/2009	$11.85991	$12.97765	96,586
01/01/2010 to 12/31/2010	$12.97765	$13.39367	69,359
01/01/2011 to 12/31/2011	$13.39367	$13.61193	20,025
01/01/2012 to 12/31/2012	$13.61193	$13.97891	29,496
01/01/2013 to 12/31/2013	$13.97891	$13.13128	47,782
01/01/2014 to 12/31/2014	$13.13128	$12.88742	29,165
01/01/2015 to 12/31/2015	$12.88742	$11.99728	14,535
01/01/2016 to 12/31/2016	$11.99728	$12.22017	14,433
01/01/2017 to 12/31/2017	$12.22017	$12.17112	15,124
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$17.23296	$10.40659	62,572
01/01/2009 to 12/31/2009	$10.40659	$14.10647	69,262
01/01/2010 to 12/31/2010	$14.10647	$17.01853	63,846
01/01/2011 to 12/31/2011	$17.01853	$16.03740	60,686
01/01/2012 to 12/31/2012	$16.03740	$18.53353	59,964
01/01/2013 to 12/31/2013	$18.53353	$23.95256	48,868
01/01/2014 to 12/31/2014	$23.95256	$26.87738	45,180
01/01/2015 to 12/31/2015	$26.87738	$24.49870	40,057
01/01/2016 to 12/31/2016	$24.49870	$27.25879	36,522
01/01/2017 to 12/31/2017	$27.25879	$31.53675	31,825
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97011	$9.22366	1,371,484
01/01/2009 to 12/31/2009	$9.22366	$10.04930	1,283,759
01/01/2010 to 12/31/2010	$10.04930	$10.57297	910,184
01/01/2011 to 12/31/2011	$10.57297	$10.94131	734,492
01/01/2012 to 12/31/2012	$10.94131	$11.51688	643,785
01/01/2013 to 12/31/2013	$11.51688	$11.07258	630,477
01/01/2014 to 12/31/2014	$11.07258	$11.58467	561,511
01/01/2015 to 12/31/2015	$11.58467	$11.44649	536,940
01/01/2016 to 12/31/2016	$11.44649	$11.74782	492,092
01/01/2017 to 12/31/2017	$11.74782	$12.18994	456,004
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$22.58031	$12.89475	770
01/01/2009 to 12/31/2009	$12.89475	$14.59192	8,114
01/01/2010 to 07/16/2010	$14.59192	$13.80438	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$15.74427	$11.18699	381
01/01/2009 to 12/31/2009	$11.18699	$15.71925	3,291
01/01/2010 to 07/16/2010	$15.71925	$14.62455	0

A-102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.82143	$16.65379	1,791
01/01/2011 to 12/31/2011	$16.65379	$14.17565	241
01/01/2012 to 12/31/2012	$14.17565	$15.72768	319
01/01/2013 to 12/31/2013	$15.72768	$18.41096	574
01/01/2014 to 12/31/2014	$18.41096	$17.01650	0
01/01/2015 to 12/31/2015	$17.01650	$16.98936	52
01/01/2016 to 12/31/2016	$16.98936	$17.12235	0
01/01/2017 to 12/31/2017	$17.12235	$20.86710	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.62470	$18.37908	2,813
01/01/2011 to 12/31/2011	$18.37908	$16.97764	1,868
01/01/2012 to 12/31/2012	$16.97764	$20.00870	2,716
01/01/2013 to 12/31/2013	$20.00870	$27.38260	4,092
01/01/2014 to 12/31/2014	$27.38260	$27.81789	2,448
01/01/2015 to 12/31/2015	$27.81789	$27.59038	1,629
01/01/2016 to 12/31/2016	$27.59038	$27.13651	797
01/01/2017 to 12/31/2017	$27.13651	$35.74523	1,223
*Denotes the start date of these sub-accounts

A-103

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02457	$12.18448	2,443,141
01/01/2010 to 12/31/2010	$12.18448	$13.30816	3,949,179
01/01/2011 to 12/31/2011	$13.30816	$12.63747	2,931,866
01/01/2012 to 12/31/2012	$12.63747	$13.87655	3,095,464
01/01/2013 to 12/31/2013	$13.87655	$14.88678	3,047,847
01/01/2014 to 12/31/2014	$14.88678	$15.07655	2,392,239
01/01/2015 to 12/31/2015	$15.07655	$14.23377	1,680,698
01/01/2016 to 12/31/2016	$14.23377	$14.76567	1,387,340
01/01/2017 to 12/31/2017	$14.76567	$16.21777	1,384,257
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$10.07557	$12.42885	61,861
01/01/2010 to 12/31/2010	$12.42885	$13.80323	95,348
01/01/2011 to 12/31/2011	$13.80323	$13.94644	87,099
01/01/2012 to 05/04/2012	$13.94644	$15.11112	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02339	$12.00964	2,769,807
01/01/2010 to 12/31/2010	$12.00964	$13.15819	4,171,056
01/01/2011 to 12/31/2011	$13.15819	$12.68033	3,413,824
01/01/2012 to 12/31/2012	$12.68033	$13.91226	3,719,137
01/01/2013 to 12/31/2013	$13.91226	$15.96660	3,709,195
01/01/2014 to 12/31/2014	$15.96660	$16.59119	3,390,387
01/01/2015 to 12/31/2015	$16.59119	$16.26177	3,075,765
01/01/2016 to 12/31/2016	$16.26177	$16.86342	2,743,691
01/01/2017 to 12/31/2017	$16.86342	$18.90363	2,652,080
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99044	$10.45579	218,191
01/01/2010 to 12/31/2010	$10.45579	$10.59717	494,017
01/01/2011 to 12/31/2011	$10.59717	$10.57045	438,828
01/01/2012 to 12/31/2012	$10.57045	$10.79516	465,625
01/01/2013 to 12/31/2013	$10.79516	$10.30170	499,633
01/01/2014 to 12/31/2014	$10.30170	$10.03933	352,424
01/01/2015 to 12/31/2015	$10.03933	$9.84056	164,949
01/01/2016 to 12/31/2016	$9.84056	$9.75694	154,903
01/01/2017 to 12/31/2017	$9.75694	$9.68106	145,693
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98231	$11.02170	2,350,903
01/01/2010 to 12/31/2010	$11.02170	$11.58164	4,777,220
01/01/2011 to 12/31/2011	$11.58164	$11.65746	3,685,504
01/01/2012 to 12/31/2012	$11.65746	$12.43143	4,405,066
01/01/2013 to 12/31/2013	$12.43143	$11.90407	3,525,426
01/01/2014 to 12/31/2014	$11.90407	$12.10380	2,763,292
01/01/2015 to 12/31/2015	$12.10380	$11.55834	2,045,758
01/01/2016 to 12/31/2016	$11.55834	$11.75254	1,738,117
01/01/2017 to 12/31/2017	$11.75254	$11.96541	1,822,848

A-104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03869	$12.27792	2,987,900
01/01/2010 to 12/31/2010	$12.27792	$13.57925	4,481,134
01/01/2011 to 12/31/2011	$13.57925	$12.92556	3,050,077
01/01/2012 to 12/31/2012	$12.92556	$14.33862	3,527,961
01/01/2013 to 12/31/2013	$14.33862	$17.15975	4,044,080
01/01/2014 to 12/31/2014	$17.15975	$17.91025	3,974,344
01/01/2015 to 12/31/2015	$17.91025	$17.56469	3,564,803
01/01/2016 to 12/31/2016	$17.56469	$18.30679	3,111,098
01/01/2017 to 12/31/2017	$18.30679	$21.05449	3,169,207
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61471	$14.47371	21,220
01/01/2010 to 12/31/2010	$14.47371	$18.17055	78,297
01/01/2011 to 12/31/2011	$18.17055	$18.89439	68,471
01/01/2012 to 12/31/2012	$18.89439	$21.25956	67,908
01/01/2013 to 12/31/2013	$21.25956	$21.38840	89,390
01/01/2014 to 12/31/2014	$21.38840	$27.31474	80,898
01/01/2015 to 12/31/2015	$27.31474	$27.93636	57,164
01/01/2016 to 12/31/2016	$27.93636	$28.56608	60,301
01/01/2017 to 12/31/2017	$28.56608	$29.60853	58,529
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12453	$12.17273	75,569
01/01/2010 to 12/31/2010	$12.17273	$13.40472	137,164
01/01/2011 to 12/31/2011	$13.40472	$12.35510	91,047
01/01/2012 to 12/31/2012	$12.35510	$14.42233	112,381
01/01/2013 to 12/31/2013	$14.42233	$18.78832	127,854
01/01/2014 to 12/31/2014	$18.78832	$20.73501	121,402
01/01/2015 to 12/31/2015	$20.73501	$19.29225	169,588
01/01/2016 to 12/31/2016	$19.29225	$20.99292	146,923
01/01/2017 to 12/31/2017	$20.99292	$22.47617	195,547
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05956	$13.44950	235,589
01/01/2010 to 12/31/2010	$13.44950	$15.72117	440,042
01/01/2011 to 12/31/2011	$15.72117	$14.87987	254,658
01/01/2012 to 12/31/2012	$14.87987	$17.36175	299,390
01/01/2013 to 12/31/2013	$17.36175	$22.38871	318,245
01/01/2014 to 12/31/2014	$22.38871	$24.35766	274,850
01/01/2015 to 12/31/2015	$24.35766	$22.40985	315,659
01/01/2016 to 12/31/2016	$22.40985	$22.22161	287,500
01/01/2017 to 12/31/2017	$22.22161	$27.55179	293,482
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99954	$9.84126	534,643
01/01/2010 to 12/31/2010	$9.84126	$9.60254	722,156
01/01/2011 to 12/31/2011	$9.60254	$9.36983	650,694
01/01/2012 to 12/31/2012	$9.36983	$9.14059	709,894
01/01/2013 to 12/31/2013	$9.14059	$8.91657	588,370
01/01/2014 to 12/31/2014	$8.91657	$8.69821	442,033
01/01/2015 to 12/31/2015	$8.69821	$8.48504	391,041
01/01/2016 to 12/31/2016	$8.48504	$8.27789	447,853
01/01/2017 to 12/31/2017	$8.27789	$8.10317	267,176

A-105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06254	$12.69997	46,704
01/01/2010 to 12/31/2010	$12.69997	$14.01936	58,656
01/01/2011 to 12/31/2011	$14.01936	$13.10432	41,926
01/01/2012 to 12/31/2012	$13.10432	$14.94134	39,728
01/01/2013 to 12/31/2013	$14.94134	$20.38537	106,904
01/01/2014 to 12/31/2014	$20.38537	$22.61970	127,378
01/01/2015 to 12/31/2015	$22.61970	$20.33641	122,111
01/01/2016 to 12/31/2016	$20.33641	$23.78473	114,720
01/01/2017 to 12/31/2017	$23.78473	$27.65709	100,363
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14311	$13.23664	61,190
01/01/2010 to 12/31/2010	$13.23664	$14.78460	114,002
01/01/2011 to 12/31/2011	$14.78460	$12.55871	75,035
01/01/2012 to 12/31/2012	$12.55871	$14.74550	82,693
01/01/2013 to 12/31/2013	$14.74550	$17.12547	101,801
01/01/2014 to 12/31/2014	$17.12547	$15.78286	91,078
01/01/2015 to 12/31/2015	$15.78286	$15.88087	102,774
01/01/2016 to 12/31/2016	$15.88087	$14.90739	95,297
01/01/2017 to 12/31/2017	$14.90739	$19.69536	118,944
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11761	$13.06851	49,463
01/01/2010 to 12/31/2010	$13.06851	$14.16146	140,823
01/01/2011 to 12/31/2011	$14.16146	$12.08112	92,030
01/01/2012 to 12/31/2012	$12.08112	$13.75004	112,024
01/01/2013 to 12/31/2013	$13.75004	$16.02438	105,832
01/01/2014 to 12/31/2014	$16.02438	$14.58386	97,949
01/01/2015 to 12/31/2015	$14.58386	$14.34284	84,499
01/01/2016 to 12/31/2016	$14.34284	$14.07349	84,470
01/01/2017 to 12/31/2017	$14.07349	$16.86179	76,095
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98119	$10.81762	0
01/01/2010 to 12/31/2010	$10.81762	$11.69349	77,776
01/01/2011 to 12/31/2011	$11.69349	$12.82717	10,513,694
01/01/2012 to 12/31/2012	$12.82717	$13.68874	4,902,955
01/01/2013 to 12/31/2013	$13.68874	$12.92850	1,831,935
01/01/2014 to 12/31/2014	$12.92850	$13.46048	1,963,124
01/01/2015 to 12/31/2015	$13.46048	$13.28462	6,348,510
01/01/2016 to 12/31/2016	$13.28462	$13.50474	7,762,359
01/01/2017 to 12/31/2017	$13.50474	$13.74281	4,542,641
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12727	$13.55348	201,691
01/01/2010 to 12/31/2010	$13.55348	$14.16959	337,387
01/01/2011 to 12/31/2011	$14.16959	$12.55801	228,979
01/01/2012 to 12/31/2012	$12.55801	$14.93376	249,160
01/01/2013 to 12/31/2013	$14.93376	$16.80576	221,598
01/01/2014 to 12/31/2014	$16.80576	$15.35050	215,576
01/01/2015 to 12/31/2015	$15.35050	$14.55580	206,982
01/01/2016 to 12/31/2016	$14.55580	$14.47449	187,431
01/01/2017 to 12/31/2017	$14.47449	$18.30524	201,341

A-106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00718	$12.68196	132,749
01/01/2010 to 12/31/2010	$12.68196	$14.81504	244,736
01/01/2011 to 12/31/2011	$14.81504	$14.32058	174,151
01/01/2012 to 12/31/2012	$14.32058	$15.68274	164,561
01/01/2013 to 12/31/2013	$15.68274	$20.89981	170,755
01/01/2014 to 12/31/2014	$20.89981	$22.54689	273,653
01/01/2015 to 12/31/2015	$22.54689	$24.20985	210,236
01/01/2016 to 12/31/2016	$24.20985	$24.93508	196,721
01/01/2017 to 12/31/2017	$24.93508	$32.35103	176,272
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$10.03376	$12.05266	96,778
01/01/2010 to 12/31/2010	$12.05266	$13.33462	144,043
01/01/2011 to 12/31/2011	$13.33462	$14.33164	212,784
01/01/2012 to 12/31/2012	$14.33164	$14.80892	262,609
01/01/2013 to 12/31/2013	$14.80892	$14.15719	284,477
01/01/2014 to 12/31/2014	$14.15719	$14.69277	260,374
01/01/2015 to 12/31/2015	$14.69277	$14.24918	245,281
01/01/2016 to 12/31/2016	$14.24918	$14.26261	201,927
01/01/2017 to 12/31/2017	$14.26261	$14.38064	201,133
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02810	$12.12008	137,082
01/01/2010 to 12/31/2010	$12.12008	$13.33476	212,508
01/01/2011 to 12/31/2011	$13.33476	$12.93122	145,330
01/01/2012 to 12/31/2012	$12.93122	$14.76899	150,949
01/01/2013 to 12/31/2013	$14.76899	$19.69573	159,621
01/01/2014 to 12/31/2014	$19.69573	$20.88670	173,051
01/01/2015 to 12/31/2015	$20.88670	$21.84793	98,614
01/01/2016 to 12/31/2016	$21.84793	$21.72130	88,924
01/01/2017 to 12/31/2017	$21.72130	$27.69799	74,329
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.97666	$12.33126	38,133
01/01/2010 to 12/31/2010	$12.33126	$15.47892	103,428
01/01/2011 to 12/31/2011	$15.47892	$15.35493	88,711
01/01/2012 to 12/31/2012	$15.35493	$16.83277	91,855
01/01/2013 to 12/31/2013	$16.83277	$21.77548	98,013
01/01/2014 to 12/31/2014	$21.77548	$22.92839	93,067
01/01/2015 to 10/16/2015	$22.92839	$23.36018	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.93449	$12.03502	49,314
01/01/2010 to 12/31/2010	$12.03502	$14.11985	97,356
01/01/2011 to 04/29/2011	$14.11985	$15.79555	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13090	$13.68129	57,122
01/01/2010 to 12/31/2010	$13.68129	$16.47421	137,131
01/01/2011 to 12/31/2011	$16.47421	$15.67193	98,601
01/01/2012 to 12/31/2012	$15.67193	$17.90574	83,761
01/01/2013 to 12/31/2013	$17.90574	$24.80483	138,471
01/01/2014 to 12/31/2014	$24.80483	$27.64538	157,545
01/01/2015 to 12/31/2015	$27.64538	$25.44778	132,902
01/01/2016 to 12/31/2016	$25.44778	$29.35166	120,672
01/01/2017 to 12/31/2017	$29.35166	$32.58297	131,446

A-107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02087	$11.57669	3,351,135
01/01/2010 to 12/31/2010	$11.57669	$12.48704	4,703,974
01/01/2011 to 12/31/2011	$12.48704	$12.30300	3,873,239
01/01/2012 to 12/31/2012	$12.30300	$13.24615	4,009,825
01/01/2013 to 12/31/2013	$13.24615	$14.11193	3,309,961
01/01/2014 to 12/31/2014	$14.11193	$14.56120	2,860,651
01/01/2015 to 12/31/2015	$14.56120	$14.22478	2,489,566
01/01/2016 to 12/31/2016	$14.22478	$14.64391	2,204,647
01/01/2017 to 12/31/2017	$14.64391	$15.73328	2,045,994
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98052	$12.94962	83,923
01/01/2010 to 12/31/2010	$12.94962	$16.74401	69,225
01/01/2011 to 12/31/2011	$16.74401	$14.19256	111,609
01/01/2012 to 12/31/2012	$14.19256	$16.62340	170,989
01/01/2013 to 12/31/2013	$16.62340	$22.83438	126,228
01/01/2014 to 12/31/2014	$22.83438	$23.37559	113,400
01/01/2015 to 12/31/2015	$23.37559	$23.10731	98,327
01/01/2016 to 12/31/2016	$23.10731	$24.27801	89,400
01/01/2017 to 12/31/2017	$24.27801	$30.24340	102,672
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00820	$13.10010	50,705
01/01/2010 to 12/31/2010	$13.10010	$17.43329	138,778
01/01/2011 to 12/31/2011	$17.43329	$16.84030	100,627
01/01/2012 to 12/31/2012	$16.84030	$18.42724	73,529
01/01/2013 to 12/31/2013	$18.42724	$24.29884	131,502
01/01/2014 to 12/31/2014	$24.29884	$24.60878	107,417
01/01/2015 to 12/31/2015	$24.60878	$24.19449	85,209
01/01/2016 to 12/31/2016	$24.19449	$26.45361	77,008
01/01/2017 to 12/31/2017	$26.45361	$31.97937	81,926
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97548	$12.90798	36,288
01/01/2010 to 12/31/2010	$12.90798	$15.86510	74,369
01/01/2011 to 12/31/2011	$15.86510	$14.55193	47,102
01/01/2012 to 12/31/2012	$14.55193	$16.77271	57,425
01/01/2013 to 12/31/2013	$16.77271	$22.48166	97,654
01/01/2014 to 12/31/2014	$22.48166	$23.08625	78,258
01/01/2015 to 12/31/2015	$23.08625	$21.54997	59,723
01/01/2016 to 12/31/2016	$21.54997	$27.16295	63,100
01/01/2017 to 12/31/2017	$27.16295	$28.44611	65,870
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$10.09999	$12.87042	40,037
01/01/2010 to 12/31/2010	$12.87042	$14.21802	70,046
01/01/2011 to 12/31/2011	$14.21802	$13.64287	66,528
01/01/2012 to 12/31/2012	$13.64287	$15.60386	69,317
01/01/2013 to 12/31/2013	$15.60386	$19.74027	105,377
01/01/2014 to 12/31/2014	$19.74027	$20.69464	99,103
01/01/2015 to 10/16/2015	$20.69464	$19.06251	0

A-108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98684	$13.12597	183,514
01/01/2010 to 12/31/2010	$13.12597	$14.82904	316,786
01/01/2011 to 12/31/2011	$14.82904	$14.22104	215,988
01/01/2012 to 12/31/2012	$14.22104	$16.31119	278,296
01/01/2013 to 12/31/2013	$16.31119	$22.91711	291,475
01/01/2014 to 12/31/2014	$22.91711	$24.22143	251,222
01/01/2015 to 12/31/2015	$24.22143	$25.89238	225,871
01/01/2016 to 12/31/2016	$25.89238	$25.94120	199,539
01/01/2017 to 12/31/2017	$25.94120	$34.89567	210,774
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$10.09817	$12.72342	115,228
01/01/2010 to 12/31/2010	$12.72342	$13.95617	165,907
01/01/2011 to 12/31/2011	$13.95617	$13.54784	153,332
01/01/2012 to 12/31/2012	$13.54784	$14.98648	135,537
01/01/2013 to 12/31/2013	$14.98648	$19.68209	134,952
01/01/2014 to 12/31/2014	$19.68209	$19.49888	128,677
01/01/2015 to 12/31/2015	$19.49888	$17.86766	66,272
01/01/2016 to 12/31/2016	$17.86766	$18.49912	54,216
01/01/2017 to 12/31/2017	$18.49912	$21.03441	48,003
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01724	$11.07591	174,116
01/01/2010 to 12/31/2010	$11.07591	$11.42517	296,195
01/01/2011 to 12/31/2011	$11.42517	$11.60544	235,612
01/01/2012 to 12/31/2012	$11.60544	$11.91230	254,272
01/01/2013 to 12/31/2013	$11.91230	$11.18418	273,906
01/01/2014 to 12/31/2014	$11.18418	$10.97091	226,026
01/01/2015 to 12/31/2015	$10.97091	$10.20784	150,394
01/01/2016 to 12/31/2016	$10.20784	$10.39219	134,292
01/01/2017 to 12/31/2017	$10.39219	$10.34516	145,570
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98575	$13.19658	75,379
01/01/2010 to 12/31/2010	$13.19658	$15.91272	137,053
01/01/2011 to 12/31/2011	$15.91272	$14.98769	95,278
01/01/2012 to 12/31/2012	$14.98769	$17.31163	99,192
01/01/2013 to 12/31/2013	$17.31163	$22.36179	125,922
01/01/2014 to 12/31/2014	$22.36179	$25.07934	103,811
01/01/2015 to 12/31/2015	$25.07934	$22.84802	80,171
01/01/2016 to 12/31/2016	$22.84802	$25.40919	66,863
01/01/2017 to 12/31/2017	$25.40919	$29.38181	68,754
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98899	$10.72906	406,240
01/01/2010 to 12/31/2010	$10.72906	$11.28236	671,704
01/01/2011 to 12/31/2011	$11.28236	$11.66960	540,443
01/01/2012 to 12/31/2012	$11.66960	$12.27713	666,781
01/01/2013 to 12/31/2013	$12.27713	$11.79749	493,079
01/01/2014 to 12/31/2014	$11.79749	$12.33682	582,133
01/01/2015 to 12/31/2015	$12.33682	$12.18330	492,029
01/01/2016 to 12/31/2016	$12.18330	$12.49758	514,471
01/01/2017 to 12/31/2017	$12.49758	$12.96131	679,725
Evergreen VA International Equity Fund
05/01/2009 to 12/31/2009	$10.04775	$12.70494	3,875
01/01/2010 to 07/16/2010	$12.70494	$12.01580	0

A-109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA Omega Fund
05/01/2009 to 12/31/2009	$9.89090	$12.80843	1,263
01/01/2010 to 07/16/2010	$12.80843	$11.91310	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.03064	$14.49262	4,743
01/01/2011 to 12/31/2011	$14.49262	$12.32977	3,833
01/01/2012 to 12/31/2012	$12.32977	$13.67262	3,661
01/01/2013 to 12/31/2013	$13.67262	$15.99711	3,466
01/01/2014 to 12/31/2014	$15.99711	$14.77788	3,429
01/01/2015 to 12/31/2015	$14.77788	$14.74672	834
01/01/2016 to 12/31/2016	$14.74672	$14.85460	808
01/01/2017 to 12/31/2017	$14.85460	$18.09413	784
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.91323	$14.96807	6,279
01/01/2011 to 12/31/2011	$14.96807	$13.81973	5,270
01/01/2012 to 12/31/2012	$13.81973	$16.27859	5,231
01/01/2013 to 12/31/2013	$16.27859	$22.26626	4,339
01/01/2014 to 12/31/2014	$22.26626	$22.60853	3,871
01/01/2015 to 12/31/2015	$22.60853	$22.41211	3,504
01/01/2016 to 12/31/2016	$22.41211	$22.03213	3,465
01/01/2017 to 12/31/2017	$22.03213	$29.00679	2,587
*Denotes the start date of these sub-accounts

A-110

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV
(2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.61473	$7.71964	9,794,274
01/01/2009 to 12/31/2009	$7.71964	$9.36008	9,176,774
01/01/2010 to 12/31/2010	$9.36008	$10.21808	9,120,739
01/01/2011 to 12/31/2011	$10.21808	$9.69819	8,340,337
01/01/2012 to 12/31/2012	$9.69819	$10.64361	7,854,561
01/01/2013 to 12/31/2013	$10.64361	$11.41259	6,845,548
01/01/2014 to 12/31/2014	$11.41259	$11.55218	6,075,373
01/01/2015 to 12/31/2015	$11.55218	$10.90077	4,857,888
01/01/2016 to 12/31/2016	$10.90077	$11.30236	3,297,580
01/01/2017 to 12/31/2017	$11.30236	$12.40753	2,051,980
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$13.26855	$8.44162	13,191
01/01/2009 to 12/31/2009	$8.44162	$9.69352	46,726
01/01/2010 to 12/31/2010	$9.69352	$10.75999	84,696
01/01/2011 to 12/31/2011	$10.75999	$10.86615	74,554
01/01/2012 to 05/04/2012	$10.86615	$11.77158	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.48657	$7.98480	4,321,571
01/01/2009 to 12/31/2009	$7.98480	$9.59901	4,400,120
01/01/2010 to 12/31/2010	$9.59901	$10.51165	4,724,825
01/01/2011 to 12/31/2011	$10.51165	$10.12467	4,223,929
01/01/2012 to 12/31/2012	$10.12467	$11.10269	4,042,723
01/01/2013 to 12/31/2013	$11.10269	$12.73560	4,062,273
01/01/2014 to 12/31/2014	$12.73560	$13.22709	3,984,593
01/01/2015 to 12/31/2015	$13.22709	$12.95779	3,491,769
01/01/2016 to 12/31/2016	$12.95779	$13.43034	3,107,463
01/01/2017 to 12/31/2017	$13.43034	$15.04749	2,199,860
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.40058	$10.25361	925,839
01/01/2009 to 12/31/2009	$10.25361	$11.01997	933,753
01/01/2010 to 12/31/2010	$11.01997	$11.16344	827,745
01/01/2011 to 12/31/2011	$11.16344	$11.12958	670,827
01/01/2012 to 12/31/2012	$11.12958	$11.36034	603,657
01/01/2013 to 12/31/2013	$11.36034	$10.83556	605,138
01/01/2014 to 12/31/2014	$10.83556	$10.55445	503,829
01/01/2015 to 12/31/2015	$10.55445	$10.34036	341,455
01/01/2016 to 12/31/2016	$10.34036	$10.24748	285,098
01/01/2017 to 12/31/2017	$10.24748	$10.16243	262,569
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.01118	$10.49334	1,079,087
01/01/2009 to 12/31/2009	$10.49334	$11.92190	1,076,268
01/01/2010 to 12/31/2010	$11.92190	$12.52113	1,380,066
01/01/2011 to 12/31/2011	$12.52113	$12.59677	915,620
01/01/2012 to 12/31/2012	$12.59677	$13.42622	1,036,977
01/01/2013 to 12/31/2013	$13.42622	$12.85004	923,481
01/01/2014 to 12/31/2014	$12.85004	$13.05893	633,059
01/01/2015 to 12/31/2015	$13.05893	$12.46412	488,166
01/01/2016 to 12/31/2016	$12.46412	$12.66710	379,885
01/01/2017 to 12/31/2017	$12.66710	$12.89000	329,321

A-111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99793	$11.22229	656,950
01/01/2009 to 12/31/2009	$11.22229	$10.90082	730,606
01/01/2010 to 12/31/2010	$10.90082	$11.62546	523,261
01/01/2011 to 12/31/2011	$11.62546	$12.06116	473,027
01/01/2012 to 12/31/2012	$12.06116	$12.11426	273,008
01/01/2013 to 12/31/2013	$12.11426	$11.77231	190,138
01/01/2014 to 12/31/2014	$11.77231	$11.46522	133,719
01/01/2015 to 12/31/2015	$11.46522	$11.14484	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99861	$9.31128	93,200
01/01/2010 to 12/31/2010	$9.31128	$10.03881	113,300
01/01/2011 to 12/31/2011	$10.03881	$10.73185	207,529
01/01/2012 to 12/31/2012	$10.73185	$10.89885	84,845
01/01/2013 to 12/31/2013	$10.89885	$10.55319	7,926
01/01/2014 to 12/31/2014	$10.55319	$10.33698	5,782
01/01/2015 to 12/31/2015	$10.33698	$10.05531	112,334
01/01/2016 to 12/31/2016	$10.05531	$9.84981	0
01/01/2017 to 01/03/2017	$9.84981	$9.84437	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99723	$10.68610	409,544
01/01/2011 to 12/31/2011	$10.68610	$11.60818	1,362,227
01/01/2012 to 12/31/2012	$11.60818	$11.89692	1,076,135
01/01/2013 to 12/31/2013	$11.89692	$11.36075	517,797
01/01/2014 to 12/31/2014	$11.36075	$11.23499	301,352
01/01/2015 to 12/31/2015	$11.23499	$10.97231	323,576
01/01/2016 to 12/31/2016	$10.97231	$10.82261	379,468
01/01/2017 to 12/31/2017	$10.82261	$10.63045	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99793	$11.95507	616,319
01/01/2009 to 12/31/2009	$11.95507	$10.95092	702,534
01/01/2010 to 12/31/2010	$10.95092	$11.87154	463,157
01/01/2011 to 12/31/2011	$11.87154	$13.14725	1,874,973
01/01/2012 to 12/31/2012	$13.14725	$13.55072	1,622,917
01/01/2013 to 12/31/2013	$13.55072	$12.79663	671,718
01/01/2014 to 12/31/2014	$12.79663	$12.80883	406,548
01/01/2015 to 12/31/2015	$12.80883	$12.58977	380,943
01/01/2016 to 12/31/2016	$12.58977	$12.47324	264,011
01/01/2017 to 12/31/2017	$12.47324	$12.24890	503,866
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99793	$12.02334	407,383
01/01/2009 to 12/31/2009	$12.02334	$10.82009	397,542
01/01/2010 to 12/31/2010	$10.82009	$11.74814	376,845
01/01/2011 to 12/31/2011	$11.74814	$13.28473	299,580
01/01/2012 to 12/31/2012	$13.28473	$13.71100	475,183
01/01/2013 to 12/31/2013	$13.71100	$12.72240	406,952
01/01/2014 to 12/31/2014	$12.72240	$12.93321	315,676
01/01/2015 to 12/31/2015	$12.93321	$12.74497	287,286
01/01/2016 to 12/31/2016	$12.74497	$12.60677	240,686
01/01/2017 to 12/31/2017	$12.60677	$12.38594	180,937

A-112

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99861	$8.72613	26,973
01/01/2010 to 12/31/2010	$8.72613	$9.51578	158,180
01/01/2011 to 12/31/2011	$9.51578	$11.01117	30,219
01/01/2012 to 12/31/2012	$11.01117	$11.41389	7,531
01/01/2013 to 12/31/2013	$11.41389	$10.40340	429,048
01/01/2014 to 12/31/2014	$10.40340	$10.76815	471,947
01/01/2015 to 12/31/2015	$10.76815	$10.65930	447,499
01/01/2016 to 12/31/2016	$10.65930	$10.59678	382,197
01/01/2017 to 12/31/2017	$10.59678	$10.42406	289,044
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99723	$10.92993	234,930
01/01/2011 to 12/31/2011	$10.92993	$12.82070	1,098,426
01/01/2012 to 12/31/2012	$12.82070	$13.34905	611,783
01/01/2013 to 12/31/2013	$13.34905	$12.10413	189,608
01/01/2014 to 12/31/2014	$12.10413	$12.70809	694,421
01/01/2015 to 12/31/2015	$12.70809	$12.61131	820,264
01/01/2016 to 12/31/2016	$12.61131	$12.54679	683,270
01/01/2017 to 12/31/2017	$12.54679	$12.42722	461,176
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99792	$11.93517	643,997
01/01/2012 to 12/31/2012	$11.93517	$12.31666	881,024
01/01/2013 to 12/31/2013	$12.31666	$10.83835	241,518
01/01/2014 to 12/31/2014	$10.83835	$11.66325	78,185
01/01/2015 to 12/31/2015	$11.66325	$11.61014	474,504
01/01/2016 to 12/31/2016	$11.61014	$11.52734	603,871
01/01/2017 to 12/31/2017	$11.52734	$11.41622	132,395
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99723	$10.32467	299,031
01/01/2013 to 12/31/2013	$10.32467	$9.03988	930,232
01/01/2014 to 12/31/2014	$9.03988	$9.92615	336,533
01/01/2015 to 12/31/2015	$9.92615	$9.94003	63,712
01/01/2016 to 12/31/2016	$9.94003	$9.87726	130,843
01/01/2017 to 12/31/2017	$9.87726	$9.79431	115,247
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99861	$8.68710	342,440
01/01/2014 to 12/31/2014	$8.68710	$9.70586	285,326
01/01/2015 to 12/31/2015	$9.70586	$9.73202	35,102
01/01/2016 to 12/31/2016	$9.73202	$9.67017	7,225
01/01/2017 to 12/31/2017	$9.67017	$9.58777	116,342
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99861	$11.22238	261,879
01/01/2015 to 12/31/2015	$11.22238	$11.16049	911,980
01/01/2016 to 12/31/2016	$11.16049	$11.15109	109,043
01/01/2017 to 12/31/2017	$11.15109	$11.07195	44,345
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99861	$9.86702	117,325
01/01/2016 to 12/31/2016	$9.86702	$9.82071	340,391
01/01/2017 to 12/31/2017	$9.82071	$9.80764	183,598
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99723	$9.80918	573,657
01/01/2017 to 12/31/2017	$9.80918	$9.82133	360,910
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99723	$9.96523	82,792

A-113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.85740	$7.52146	16,392,108
01/01/2009 to 12/31/2009	$7.52146	$9.19092	15,447,384
01/01/2010 to 12/31/2010	$9.19092	$10.15979	15,150,836
01/01/2011 to 12/31/2011	$10.15979	$9.66590	13,177,505
01/01/2012 to 12/31/2012	$9.66590	$10.71717	12,380,743
01/01/2013 to 12/31/2013	$10.71717	$12.81919	13,086,088
01/01/2014 to 12/31/2014	$12.81919	$13.37306	11,821,337
01/01/2015 to 12/31/2015	$13.37306	$13.10837	10,120,803
01/01/2016 to 12/31/2016	$13.10837	$13.65523	7,289,513
01/01/2017 to 12/31/2017	$13.65523	$15.69678	4,908,777
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$16.39688	$10.38259	35,655
01/01/2009 to 12/31/2009	$10.38259	$13.35507	36,560
01/01/2010 to 12/31/2010	$13.35507	$16.75764	147,356
01/01/2011 to 12/31/2011	$16.75764	$17.41632	77,620
01/01/2012 to 12/31/2012	$17.41632	$19.58642	65,451
01/01/2013 to 12/31/2013	$19.58642	$19.69504	40,140
01/01/2014 to 12/31/2014	$19.69504	$25.13937	39,700
01/01/2015 to 12/31/2015	$25.13937	$25.69827	24,216
01/01/2016 to 12/31/2016	$25.69827	$26.26415	17,311
01/01/2017 to 12/31/2017	$26.26415	$27.20879	14,474
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.76483	$7.95946	1,454,713
01/01/2009 to 12/31/2009	$7.95946	$9.24964	1,405,920
01/01/2010 to 12/31/2010	$9.24964	$10.18069	1,247,404
01/01/2011 to 12/31/2011	$10.18069	$9.37877	1,058,858
01/01/2012 to 12/31/2012	$9.37877	$10.94234	924,888
01/01/2013 to 12/31/2013	$10.94234	$14.24750	758,281
01/01/2014 to 12/31/2014	$14.24750	$15.71554	620,689
01/01/2015 to 12/31/2015	$15.71554	$14.61453	536,940
01/01/2016 to 12/31/2016	$14.61453	$15.89469	434,272
01/01/2017 to 12/31/2017	$15.89469	$17.00900	380,898
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.66954	$8.46793	183,064
01/01/2009 to 12/31/2009	$8.46793	$12.97016	150,660
01/01/2010 to 12/31/2010	$12.97016	$15.15320	182,054
01/01/2011 to 12/31/2011	$15.15320	$14.33506	122,494
01/01/2012 to 12/31/2012	$14.33506	$16.71748	103,332
01/01/2013 to 12/31/2013	$16.71748	$21.54687	85,780
01/01/2014 to 12/31/2014	$21.54687	$23.42993	76,240
01/01/2015 to 12/31/2015	$23.42993	$21.54533	61,270
01/01/2016 to 12/31/2016	$21.54533	$21.35342	51,692
01/01/2017 to 12/31/2017	$21.35342	$26.46185	42,405
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.22579	$10.22040	1,415,779
01/01/2009 to 12/31/2009	$10.22040	$9.98946	1,054,612
01/01/2010 to 12/31/2010	$9.98946	$9.74223	306,725
01/01/2011 to 12/31/2011	$9.74223	$9.50115	349,258
01/01/2012 to 12/31/2012	$9.50115	$9.26385	230,945
01/01/2013 to 12/31/2013	$9.26385	$9.03223	205,641
01/01/2014 to 12/31/2014	$9.03223	$8.80654	452,177
01/01/2015 to 12/31/2015	$8.80654	$8.58626	84,307
01/01/2016 to 12/31/2016	$8.58626	$8.37227	29,775
01/01/2017 to 12/31/2017	$8.37227	$8.19118	15,033

A-114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.32088	$7.59876	548,258
01/01/2009 to 12/31/2009	$7.59876	$8.84865	472,453
01/01/2010 to 12/31/2010	$8.84865	$9.76287	410,002
01/01/2011 to 12/31/2011	$9.76287	$9.12086	338,670
01/01/2012 to 12/31/2012	$9.12086	$10.39412	315,714
01/01/2013 to 12/31/2013	$10.39412	$14.17421	307,235
01/01/2014 to 12/31/2014	$14.17421	$15.71971	277,792
01/01/2015 to 12/31/2015	$15.71971	$14.12569	216,279
01/01/2016 to 12/31/2016	$14.12569	$16.51246	164,113
01/01/2017 to 12/31/2017	$16.51246	$19.19106	113,758
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$18.57310	$9.01191	833,518
01/01/2009 to 12/31/2009	$9.01191	$11.88739	703,197
01/01/2010 to 12/31/2010	$11.88739	$13.27077	620,533
01/01/2011 to 12/31/2011	$13.27077	$11.26711	575,086
01/01/2012 to 12/31/2012	$11.26711	$13.22232	499,560
01/01/2013 to 12/31/2013	$13.22232	$15.34872	464,471
01/01/2014 to 12/31/2014	$15.34872	$14.13820	441,244
01/01/2015 to 12/31/2015	$14.13820	$14.21875	273,722
01/01/2016 to 12/31/2016	$14.21875	$13.34034	247,507
01/01/2017 to 12/31/2017	$13.34034	$17.61613	201,857
AST International Value Portfolio
01/01/2008 to 12/31/2008	$20.10486	$10.97624	182,276
01/01/2009 to 12/31/2009	$10.97624	$13.96578	149,754
01/01/2010 to 12/31/2010	$13.96578	$15.12591	125,806
01/01/2011 to 12/31/2011	$15.12591	$12.89736	105,132
01/01/2012 to 12/31/2012	$12.89736	$14.67149	105,231
01/01/2013 to 12/31/2013	$14.67149	$17.08955	101,303
01/01/2014 to 12/31/2014	$17.08955	$15.54518	92,555
01/01/2015 to 12/31/2015	$15.54518	$15.28035	95,136
01/01/2016 to 12/31/2016	$15.28035	$14.98576	75,255
01/01/2017 to 12/31/2017	$14.98576	$17.94557	64,375
AST Investment Grade Bond Portfolio
06/30/2008* to 12/31/2008	$10.00805	$10.89074	0
01/01/2009 to 12/31/2009	$10.89074	$11.81891	0
01/01/2010 to 12/31/2010	$11.81891	$12.76928	0
01/01/2011 to 12/31/2011	$12.76928	$14.00019	0
01/01/2012 to 12/31/2012	$14.00019	$14.93300	0
01/01/2013 to 12/31/2013	$14.93300	$14.09640	0
01/01/2014 to 12/31/2014	$14.09640	$14.66899	0
01/01/2015 to 12/31/2015	$14.66899	$14.47005	0
01/01/2016 to 12/31/2016	$14.47005	$14.70239	0
01/01/2017 to 12/31/2017	$14.70239	$14.95401	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$17.03855	$9.73781	79,562
01/01/2009 to 12/31/2009	$9.73781	$12.90115	122,994
01/01/2010 to 12/31/2010	$12.90115	$13.48081	76,401
01/01/2011 to 12/31/2011	$13.48081	$11.94147	46,934
01/01/2012 to 12/31/2012	$11.94147	$14.19335	42,000
01/01/2013 to 12/31/2013	$14.19335	$15.96428	32,720
01/01/2014 to 12/31/2014	$15.96428	$14.57435	27,228
01/01/2015 to 12/31/2015	$14.57435	$13.81275	17,179
01/01/2016 to 12/31/2016	$13.81275	$13.72849	15,464
01/01/2017 to 12/31/2017	$13.72849	$17.35283	18,313

A-115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.16912	$7.78297	1,923,113
01/01/2009 to 12/31/2009	$7.78297	$9.84676	1,708,321
01/01/2010 to 12/31/2010	$9.84676	$11.49709	1,431,391
01/01/2011 to 12/31/2011	$11.49709	$11.10774	1,187,254
01/01/2012 to 12/31/2012	$11.10774	$12.15796	1,061,600
01/01/2013 to 12/31/2013	$12.15796	$16.19410	876,247
01/01/2014 to 12/31/2014	$16.19410	$17.46136	739,074
01/01/2015 to 12/31/2015	$17.46136	$18.73953	455,961
01/01/2016 to 12/31/2016	$18.73953	$19.29108	377,476
01/01/2017 to 12/31/2017	$19.29108	$25.01572	291,581
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.88441	$8.89279	353,757
01/01/2009 to 12/31/2009	$8.89279	$11.67089	366,511
01/01/2010 to 12/31/2010	$11.67089	$12.90569	283,670
01/01/2011 to 12/31/2011	$12.90569	$13.86352	228,888
01/01/2012 to 12/31/2012	$13.86352	$14.31788	234,277
01/01/2013 to 12/31/2013	$14.31788	$13.68070	182,664
01/01/2014 to 12/31/2014	$13.68070	$14.19088	141,559
01/01/2015 to 12/31/2015	$14.19088	$13.75535	106,032
01/01/2016 to 12/31/2016	$13.75535	$13.76132	89,900
01/01/2017 to 12/31/2017	$13.76132	$13.86807	73,778
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$13.68823	$8.50071	146,312
01/01/2009 to 12/31/2009	$8.50071	$10.30261	156,138
01/01/2010 to 12/31/2010	$10.30261	$11.32937	151,020
01/01/2011 to 12/31/2011	$11.32937	$10.98096	104,267
01/01/2012 to 12/31/2012	$10.98096	$12.53520	118,503
01/01/2013 to 12/31/2013	$12.53520	$16.70821	94,277
01/01/2014 to 12/31/2014	$16.70821	$17.70940	72,758
01/01/2015 to 12/31/2015	$17.70940	$18.51490	48,136
01/01/2016 to 12/31/2016	$18.51490	$18.39826	39,046
01/01/2017 to 12/31/2017	$18.39826	$23.44866	34,674
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$17.15864	$9.50483	40,390
01/01/2009 to 12/31/2009	$9.50483	$12.02787	39,719
01/01/2010 to 12/31/2010	$12.02787	$15.09040	64,701
01/01/2011 to 12/31/2011	$15.09040	$14.96190	48,470
01/01/2012 to 12/31/2012	$14.96190	$16.39350	44,817
01/01/2013 to 12/31/2013	$16.39350	$21.19628	28,048
01/01/2014 to 12/31/2014	$21.19628	$22.30709	22,792
01/01/2015 to 10/16/2015	$22.30709	$22.71798	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$13.12568	$7.35327	9,096
01/01/2009 to 12/31/2009	$7.35327	$8.78700	7,049
01/01/2010 to 12/31/2010	$8.78700	$10.30379	10,882
01/01/2011 to 04/29/2011	$10.30379	$11.52469	0

A-116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$15.39779	$8.66827	309,446
01/01/2009 to 12/31/2009	$8.66827	$11.88659	263,430
01/01/2010 to 12/31/2010	$11.88659	$14.30574	277,336
01/01/2011 to 12/31/2011	$14.30574	$13.60216	200,064
01/01/2012 to 12/31/2012	$13.60216	$15.53298	172,471
01/01/2013 to 12/31/2013	$15.53298	$21.50691	129,123
01/01/2014 to 12/31/2014	$21.50691	$23.95750	107,082
01/01/2015 to 12/31/2015	$23.95750	$22.04176	60,441
01/01/2016 to 12/31/2016	$22.04176	$25.41007	49,289
01/01/2017 to 12/31/2017	$25.41007	$28.19311	42,292
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.19124	$8.78520	4,342,819
01/01/2009 to 12/31/2009	$8.78520	$10.28184	5,422,757
01/01/2010 to 12/31/2010	$10.28184	$11.08471	5,386,866
01/01/2011 to 12/31/2011	$11.08471	$10.91579	5,146,697
01/01/2012 to 12/31/2012	$10.91579	$11.74650	4,956,059
01/01/2013 to 12/31/2013	$11.74650	$12.50797	3,875,385
01/01/2014 to 12/31/2014	$12.50797	$12.89960	3,449,605
01/01/2015 to 12/31/2015	$12.89960	$12.59519	2,927,412
01/01/2016 to 12/31/2016	$12.59519	$12.95963	2,141,943
01/01/2017 to 12/31/2017	$12.95963	$13.91673	1,357,836
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$16.09710	$8.77420	349,875
01/01/2009 to 12/31/2009	$8.77420	$11.34901	309,404
01/01/2010 to 12/31/2010	$11.34901	$14.66687	247,426
01/01/2011 to 12/31/2011	$14.66687	$12.42548	239,050
01/01/2012 to 12/31/2012	$12.42548	$14.54612	204,434
01/01/2013 to 12/31/2013	$14.54612	$19.97092	164,672
01/01/2014 to 12/31/2014	$19.97092	$20.43376	145,744
01/01/2015 to 12/31/2015	$20.43376	$20.18884	89,487
01/01/2016 to 12/31/2016	$20.18884	$21.20087	73,224
01/01/2017 to 12/31/2017	$21.20087	$26.39669	65,571
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.58382	$6.70739	110,050
01/01/2009 to 12/31/2009	$6.70739	$8.75710	102,751
01/01/2010 to 12/31/2010	$8.75710	$11.64779	106,941
01/01/2011 to 12/31/2011	$11.64779	$11.24585	86,129
01/01/2012 to 12/31/2012	$11.24585	$12.29928	82,482
01/01/2013 to 12/31/2013	$12.29928	$16.21002	71,600
01/01/2014 to 12/31/2014	$16.21002	$16.40841	62,681
01/01/2015 to 12/31/2015	$16.40841	$16.12382	51,467
01/01/2016 to 12/31/2016	$16.12382	$17.62031	37,983
01/01/2017 to 12/31/2017	$17.62031	$21.29004	24,995
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.56089	$9.29243	476,508
01/01/2009 to 12/31/2009	$9.29243	$11.50646	430,710
01/01/2010 to 12/31/2010	$11.50646	$14.13546	403,813
01/01/2011 to 12/31/2011	$14.13546	$12.95889	319,318
01/01/2012 to 12/31/2012	$12.95889	$14.92894	278,068
01/01/2013 to 12/31/2013	$14.92894	$20.00001	220,333
01/01/2014 to 12/31/2014	$20.00001	$20.52728	189,518
01/01/2015 to 12/31/2015	$20.52728	$19.15147	129,234
01/01/2016 to 12/31/2016	$19.15147	$24.12737	100,128
01/01/2017 to 12/31/2017	$24.12737	$25.25436	80,093

A-117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$13.57692	$7.69262	498,738
01/01/2009 to 12/31/2009	$7.69262	$9.28510	395,365
01/01/2010 to 12/31/2010	$9.28510	$10.25215	326,522
01/01/2011 to 12/31/2011	$10.25215	$9.83227	255,868
01/01/2012 to 12/31/2012	$9.83227	$11.23985	257,924
01/01/2013 to 12/31/2013	$11.23985	$14.21221	239,975
01/01/2014 to 12/31/2014	$14.21221	$14.89165	225,547
01/01/2015 to 10/16/2015	$14.89165	$13.71165	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$13.04156	$7.55688	518,624
01/01/2009 to 12/31/2009	$7.55688	$11.30065	474,948
01/01/2010 to 12/31/2010	$11.30065	$12.76031	399,298
01/01/2011 to 12/31/2011	$12.76031	$12.23083	296,030
01/01/2012 to 12/31/2012	$12.23083	$14.02133	250,348
01/01/2013 to 12/31/2013	$14.02133	$19.68983	242,400
01/01/2014 to 12/31/2014	$19.68983	$20.79976	219,824
01/01/2015 to 12/31/2015	$20.79976	$22.22336	171,953
01/01/2016 to 12/31/2016	$22.22336	$22.25389	129,744
01/01/2017 to 12/31/2017	$22.25389	$29.92025	91,849
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$15.29321	$9.34860	36,417
01/01/2009 to 12/31/2009	$9.34860	$10.77910	41,463
01/01/2010 to 12/31/2010	$10.77910	$11.81738	59,090
01/01/2011 to 12/31/2011	$11.81738	$11.46575	41,624
01/01/2012 to 12/31/2012	$11.46575	$12.67677	43,114
01/01/2013 to 12/31/2013	$12.67677	$16.64010	23,319
01/01/2014 to 12/31/2014	$16.64010	$16.47684	18,722
01/01/2015 to 12/31/2015	$16.47684	$15.09077	17,049
01/01/2016 to 12/31/2016	$15.09077	$15.61618	15,798
01/01/2017 to 12/31/2017	$15.61618	$17.74741	14,208
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$11.28633	$10.73620	267,335
01/01/2009 to 12/31/2009	$10.73620	$11.73595	308,610
01/01/2010 to 12/31/2010	$11.73595	$12.09987	283,695
01/01/2011 to 12/31/2011	$12.09987	$12.28450	212,551
01/01/2012 to 12/31/2012	$12.28450	$12.60282	202,920
01/01/2013 to 12/31/2013	$12.60282	$11.82651	216,338
01/01/2014 to 12/31/2014	$11.82651	$11.59505	201,603
01/01/2015 to 12/31/2015	$11.59505	$10.78307	105,883
01/01/2016 to 12/31/2016	$10.78307	$10.97236	95,592
01/01/2017 to 12/31/2017	$10.97236	$10.91713	99,848
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.88891	$8.37866	34,218
01/01/2009 to 12/31/2009	$8.37866	$11.34594	33,244
01/01/2010 to 12/31/2010	$11.34594	$13.67415	61,093
01/01/2011 to 12/31/2011	$13.67415	$12.87267	43,836
01/01/2012 to 12/31/2012	$12.87267	$14.86095	41,702
01/01/2013 to 12/31/2013	$14.86095	$19.18648	28,902
01/01/2014 to 12/31/2014	$19.18648	$21.50711	24,678
01/01/2015 to 12/31/2015	$21.50711	$19.58352	17,690
01/01/2016 to 12/31/2016	$19.58352	$21.76765	14,363
01/01/2017 to 12/31/2017	$21.76765	$25.15811	11,678

A-118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.96889	$9.21314	293,361
01/01/2009 to 12/31/2009	$9.21314	$10.02751	318,217
01/01/2010 to 12/31/2010	$10.02751	$10.53929	312,892
01/01/2011 to 12/31/2011	$10.53929	$10.89546	279,482
01/01/2012 to 12/31/2012	$10.89546	$11.45681	277,219
01/01/2013 to 12/31/2013	$11.45681	$11.00363	265,521
01/01/2014 to 12/31/2014	$11.00363	$11.50070	244,009
01/01/2015 to 12/31/2015	$11.50070	$11.35170	201,019
01/01/2016 to 12/31/2016	$11.35170	$11.63861	183,339
01/01/2017 to 12/31/2017	$11.63861	$12.06430	162,126
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$18.81887	$10.73574	4,960
01/01/2009 to 12/31/2009	$10.73574	$12.13627	4,499
01/01/2010 to 07/16/2010	$12.13627	$11.47484	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$12.47098	$8.85209	1,407
01/01/2009 to 12/31/2009	$8.85209	$12.42555	5,090
01/01/2010 to 07/16/2010	$12.42555	$11.55382	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.48901	$13.83686	3,301
01/01/2011 to 12/31/2011	$13.83686	$11.76576	2,313
01/01/2012 to 12/31/2012	$11.76576	$13.04042	1,842
01/01/2013 to 12/31/2013	$13.04042	$15.24962	740
01/01/2014 to 12/31/2014	$15.24962	$14.08024	595
01/01/2015 to 12/31/2015	$14.08024	$14.04332	528
01/01/2016 to 12/31/2016	$14.04332	$14.13887	0
01/01/2017 to 12/31/2017	$14.13887	$17.21356	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55394	$14.51326	15,512
01/01/2011 to 12/31/2011	$14.51326	$13.39289	12,341
01/01/2012 to 12/31/2012	$13.39289	$15.76780	14,988
01/01/2013 to 12/31/2013	$15.76780	$21.55660	13,040
01/01/2014 to 12/31/2014	$21.55660	$21.87689	12,907
01/01/2015 to 12/31/2015	$21.87689	$21.67568	2,014
01/01/2016 to 12/31/2016	$21.67568	$21.29735	1,763
01/01/2017 to 12/31/2017	$21.29735	$28.02507	1,631
*Denotes the start date of these sub-accounts

A-119

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.66270	$9.30096	159,301
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$6.70143	$8.25531	53,149
01/01/2010 to 12/31/2010	$8.25531	$9.14946	55,133
01/01/2011 to 12/31/2011	$9.14946	$9.22555	13,061
01/01/2012 to 05/04/2012	$9.22555	$9.98894	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.97207	$9.53889	676,115
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.59060	$11.06876	27,342
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.49029	$11.56672	100,899
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329

A-120

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
05/01/2009 to 12/31/2009	$9.96387	$9.94913	0
01/01/2010 to 12/31/2010	$9.94913	$10.59422	0
01/01/2011 to 12/31/2011	$10.59422	$10.97443	0
01/01/2012 to 12/31/2012	$10.97443	$11.00571	0
01/01/2013 to 12/31/2013	$11.00571	$10.67861	0
01/01/2014 to 12/31/2014	$10.67861	$10.38414	0
01/01/2015 to 12/31/2015	$10.38414	$10.07852	0
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.93804	$9.57075	5,603
01/01/2010 to 12/31/2010	$9.57075	$10.30265	156,943
01/01/2011 to 12/31/2011	$10.30265	$10.99701	575,620
01/01/2012 to 12/31/2012	$10.99701	$11.15095	307,580
01/01/2013 to 12/31/2013	$11.15095	$10.78067	65,976
01/01/2014 to 12/31/2014	$10.78067	$10.54361	48,868
01/01/2015 to 12/31/2015	$10.54361	$10.24062	70,315
01/01/2016 to 12/31/2016	$10.24062	$10.01582	1,144
01/01/2017 to 01/03/2017	$10.01582	$10.01012	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99706	$10.66962	310,356
01/01/2011 to 12/31/2011	$10.66962	$11.57245	645,073
01/01/2012 to 12/31/2012	$11.57245	$11.84196	401,438
01/01/2013 to 12/31/2013	$11.84196	$11.29088	152,935
01/01/2014 to 12/31/2014	$11.29088	$11.14871	98,153
01/01/2015 to 12/31/2015	$11.14871	$10.87135	102,044
01/01/2016 to 12/31/2016	$10.87135	$10.70642	128,687
01/01/2017 to 12/31/2017	$10.70642	$10.50016	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92247	$9.63645	0
01/01/2010 to 12/31/2010	$9.63645	$10.43045	0
01/01/2011 to 12/31/2011	$10.43045	$11.53357	794,107
01/01/2012 to 12/31/2012	$11.53357	$11.86926	526,285
01/01/2013 to 12/31/2013	$11.86926	$11.19155	279,656
01/01/2014 to 12/31/2014	$11.19155	$11.18494	103,650
01/01/2015 to 12/31/2015	$11.18494	$10.97684	46,085
01/01/2016 to 12/31/2016	$10.97684	$10.85855	39,498
01/01/2017 to 12/31/2017	$10.85855	$10.64685	129,563
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90525	$9.53758	0
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200

A-121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88396	$9.21385	0
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739

A-122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.47791	$9.13340	708,219
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.67724	$10.03793	39,209
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.63575	$7.96720	6,997
01/01/2010 to 12/31/2010	$7.96720	$8.75569	13,269
01/01/2011 to 12/31/2011	$8.75569	$8.05360	4,169
01/01/2012 to 12/31/2012	$8.05360	$9.38170	4,513
01/01/2013 to 12/31/2013	$9.38170	$12.19671	2,530
01/01/2014 to 12/31/2014	$12.19671	$13.43280	6,298
01/01/2015 to 12/31/2015	$13.43280	$12.47249	10,989
01/01/2016 to 12/31/2016	$12.47249	$13.54419	7,181
01/01/2017 to 12/31/2017	$13.54419	$14.47156	5,500
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.32384	$11.11365	17,908
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.31914	$10.14193	186,292
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342

A-123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.98994	$7.54954	12,659
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$7.47915	$9.74679	27,547
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
AST International Value Portfolio
05/01/2009 to 12/31/2009	$8.11038	$10.46155	44,606
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.59822	$10.15489	9,545
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.91472	$8.75100	37,494
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166

A-124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$8.88843	$10.66224	27,186
01/01/2010 to 12/31/2010	$10.66224	$11.77225	21,065
01/01/2011 to 12/31/2011	$11.77225	$12.62663	24,541
01/01/2012 to 12/31/2012	$12.62663	$13.02028	18,227
01/01/2013 to 12/31/2013	$13.02028	$12.42161	10,377
01/01/2014 to 12/31/2014	$12.42161	$12.86496	11,063
01/01/2015 to 12/31/2015	$12.86496	$12.45093	11,392
01/01/2016 to 12/31/2016	$12.45093	$12.43716	9,166
01/01/2017 to 12/31/2017	$12.43716	$12.51440	3,166
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$7.93422	$9.57631	7,736
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.40604	$10.37567	8,686
01/01/2010 to 12/31/2010	$10.37567	$12.99762	18,742
01/01/2011 to 12/31/2011	$12.99762	$12.86717	5,978
01/01/2012 to 12/31/2012	$12.86717	$14.07655	12,258
01/01/2013 to 12/31/2013	$14.07655	$18.17252	4,962
01/01/2014 to 12/31/2014	$18.17252	$19.09549	5,605
01/01/2015 to 10/16/2015	$19.09549	$19.42345	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.83837	$8.27294	9,909
01/01/2010 to 12/31/2010	$8.27294	$9.68615	15,269
01/01/2011 to 04/29/2011	$9.68615	$10.82845	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.66946	$8.99449	13,800
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.85637	$10.21746	159,770
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272

A-125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.01434	$9.08857	19,394
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.46346	$9.75581	4,989
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.42089	$9.58927	57,584
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$6.07492	$7.73068	14,808
01/01/2010 to 12/31/2010	$7.73068	$8.52269	17,597
01/01/2011 to 12/31/2011	$8.52269	$8.16120	8,102
01/01/2012 to 12/31/2012	$8.16120	$9.31506	19,482
01/01/2013 to 12/31/2013	$9.31506	$11.76026	24,827
01/01/2014 to 12/31/2014	$11.76026	$12.30357	22,884
01/01/2015 to 10/16/2015	$12.30357	$11.31484	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.57146	$11.25044	13,227
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189

A-126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$6.92540	$8.71389	23,375
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.71389	$10.72580	31,524
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.04702	$9.30030	8,401
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.31803	$9.99485	50,536
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
Evergreen VA International Equity Fund
05/01/2009 to 12/31/2009	$7.45600	$9.41485	2,694
01/01/2010 to 07/16/2010	$9.41485	$8.89436	0
Evergreen VA Omega Fund
05/01/2009 to 12/31/2009	$9.09443	$11.76094	1,366
01/01/2010 to 07/16/2010	$11.76094	$10.92676	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152

A-127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
*Denotes the start date of these sub-accounts

A-128

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of LT5 or HD 5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR
HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP
and HAV (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.55278	$7.65866	14,373,567
01/01/2009 to 12/31/2009	$7.65866	$9.26219	14,068,558
01/01/2010 to 12/31/2010	$9.26219	$10.08529	13,024,320
01/01/2011 to 12/31/2011	$10.08529	$9.54759	11,569,697
01/01/2012 to 12/31/2012	$9.54759	$10.45132	11,019,117
01/01/2013 to 12/31/2013	$10.45132	$11.17785	9,716,479
01/01/2014 to 12/31/2014	$11.17785	$11.28549	8,680,784
01/01/2015 to 12/31/2015	$11.28549	$10.62184	7,229,492
01/01/2016 to 12/31/2016	$10.62184	$10.98500	4,884,188
01/01/2017 to 12/31/2017	$10.98500	$12.02831	3,005,112
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.30246	$7.17228	66,069
01/01/2009 to 12/31/2009	$7.17228	$8.21489	134,326
01/01/2010 to 12/31/2010	$8.21489	$9.09537	139,961
01/01/2011 to 12/31/2011	$9.09537	$9.16156	130,283
01/01/2012 to 05/04/2012	$9.16156	$9.91616	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.42556	$7.92202	5,683,934
01/01/2009 to 12/31/2009	$7.92202	$9.49915	6,336,587
01/01/2010 to 12/31/2010	$9.49915	$10.37568	5,939,704
01/01/2011 to 12/31/2011	$10.37568	$9.96827	5,132,034
01/01/2012 to 12/31/2012	$9.96827	$10.90308	4,991,638
01/01/2013 to 12/31/2013	$10.90308	$12.47456	4,669,803
01/01/2014 to 12/31/2014	$12.47456	$12.92282	4,389,957
01/01/2015 to 12/31/2015	$12.92282	$12.62730	3,786,341
01/01/2016 to 12/31/2016	$12.62730	$13.05426	2,990,984
01/01/2017 to 12/31/2017	$13.05426	$14.58876	1,963,804
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.44871	$10.27474	1,831,410
01/01/2009 to 12/31/2009	$10.27474	$11.01446	1,839,963
01/01/2010 to 12/31/2010	$11.01446	$11.12920	1,801,999
01/01/2011 to 12/31/2011	$11.12920	$11.06717	1,557,369
01/01/2012 to 12/31/2012	$11.06717	$11.26756	1,546,186
01/01/2013 to 12/31/2013	$11.26756	$10.71938	1,700,904
01/01/2014 to 12/31/2014	$10.71938	$10.41459	1,567,653
01/01/2015 to 12/31/2015	$10.41459	$10.17709	973,454
01/01/2016 to 12/31/2016	$10.17709	$10.05995	891,917
01/01/2017 to 12/31/2017	$10.05995	$9.95073	844,124
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.68542	$10.15674	1,054,793
01/01/2009 to 12/31/2009	$10.15674	$11.50992	1,375,344
01/01/2010 to 12/31/2010	$11.50992	$12.05731	1,368,149
01/01/2011 to 12/31/2011	$12.05731	$12.09904	1,237,359
01/01/2012 to 12/31/2012	$12.09904	$12.86252	1,205,692
01/01/2013 to 12/31/2013	$12.86252	$12.27900	1,228,731
01/01/2014 to 12/31/2014	$12.27900	$12.44660	1,123,157
01/01/2015 to 12/31/2015	$12.44660	$11.84916	832,032
01/01/2016 to 12/31/2016	$11.84916	$12.01136	662,671
01/01/2017 to 12/31/2017	$12.01136	$12.19152	529,858

A-129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
05/01/2009* to 12/31/2009	$9.96384	$9.94232	0
01/01/2010 to 12/31/2010	$9.94232	$10.57611	0
01/01/2011 to 12/31/2011	$10.57611	$10.94436	0
01/01/2012 to 12/31/2012	$10.94436	$10.96407	0
01/01/2013 to 12/31/2013	$10.96407	$10.62730	0
01/01/2014 to 12/31/2014	$10.62730	$10.32362	0
01/01/2015 to 12/31/2015	$10.32362	$10.00924	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93801	$9.56417	11,040
01/01/2010 to 12/31/2010	$9.56417	$10.28493	93,883
01/01/2011 to 12/31/2011	$10.28493	$10.96689	178,433
01/01/2012 to 12/31/2012	$10.96689	$11.10883	108,948
01/01/2013 to 12/31/2013	$11.10883	$10.72899	28,036
01/01/2014 to 12/31/2014	$10.72899	$10.48203	16,438
01/01/2015 to 12/31/2015	$10.48203	$10.17029	7,772
01/01/2016 to 12/31/2016	$10.17029	$9.93699	0
01/01/2017 to 01/03/2017	$9.93699	$9.93122	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99694	$10.65873	100,923
01/01/2011 to 12/31/2011	$10.65873	$11.54882	236,487
01/01/2012 to 12/31/2012	$11.54882	$11.80562	144,668
01/01/2013 to 12/31/2013	$11.80562	$11.24473	69,492
01/01/2014 to 12/31/2014	$11.24473	$11.09173	13,383
01/01/2015 to 12/31/2015	$11.09173	$10.80457	16,024
01/01/2016 to 12/31/2016	$10.80457	$10.63004	20,114
01/01/2017 to 12/31/2017	$10.63004	$10.41461	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92244	$9.62981	0
01/01/2010 to 12/31/2010	$9.62981	$10.41266	0
01/01/2011 to 12/31/2011	$10.41266	$11.50217	498,352
01/01/2012 to 12/31/2012	$11.50217	$11.82482	460,033
01/01/2013 to 12/31/2013	$11.82482	$11.13822	257,578
01/01/2014 to 12/31/2014	$11.13822	$11.12032	124,401
01/01/2015 to 12/31/2015	$11.12032	$10.90210	92,835
01/01/2016 to 12/31/2016	$10.90210	$10.77350	89,656
01/01/2017 to 12/31/2017	$10.77350	$10.55259	73,815
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90522	$9.53108	0
01/01/2010 to 12/31/2010	$9.53108	$10.32211	0
01/01/2011 to 12/31/2011	$10.32211	$11.64231	0
01/01/2012 to 12/31/2012	$11.64231	$11.98497	59,662
01/01/2013 to 12/31/2013	$11.98497	$11.09222	78,240
01/01/2014 to 12/31/2014	$11.09222	$11.24724	69,633
01/01/2015 to 12/31/2015	$11.24724	$11.05517	58,478
01/01/2016 to 12/31/2016	$11.05517	$10.90740	53,779
01/01/2017 to 12/31/2017	$10.90740	$10.68891	40,635

A-130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88393	$9.20749	0
01/01/2010 to 12/31/2010	$9.20749	$10.01484	5,662
01/01/2011 to 12/31/2011	$10.01484	$11.55914	0
01/01/2012 to 12/31/2012	$11.55914	$11.95107	0
01/01/2013 to 12/31/2013	$11.95107	$10.86504	109,437
01/01/2014 to 12/31/2014	$10.86504	$11.21704	65,693
01/01/2015 to 12/31/2015	$11.21704	$11.07521	58,152
01/01/2016 to 12/31/2016	$11.07521	$10.98201	41,596
01/01/2017 to 12/31/2017	$10.98201	$10.77524	10,714
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99694	$10.90190	6,485
01/01/2011 to 12/31/2011	$10.90190	$12.75521	220,611
01/01/2012 to 12/31/2012	$12.75521	$13.24653	156,242
01/01/2013 to 12/31/2013	$13.24653	$11.98037	90,399
01/01/2014 to 12/31/2014	$11.98037	$12.54585	257,222
01/01/2015 to 12/31/2015	$12.54585	$12.41840	287,236
01/01/2016 to 12/31/2016	$12.41840	$12.32330	239,037
01/01/2017 to 12/31/2017	$12.32330	$12.17460	146,724
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99771	$11.90464	115,924
01/01/2012 to 12/31/2012	$11.90464	$12.25361	137,718
01/01/2013 to 12/31/2013	$12.25361	$10.75527	59,143
01/01/2014 to 12/31/2014	$10.75527	$11.54418	30,413
01/01/2015 to 12/31/2015	$11.54418	$11.46210	107,088
01/01/2016 to 12/31/2016	$11.46210	$11.35124	89,716
01/01/2017 to 12/31/2017	$11.35124	$11.21311	58,756
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99695	$10.29814	0
01/01/2013 to 12/31/2013	$10.29814	$8.99349	76,269
01/01/2014 to 12/31/2014	$8.99349	$9.84987	41,706
01/01/2015 to 12/31/2015	$9.84987	$9.83846	7,287
01/01/2016 to 12/31/2016	$9.83846	$9.75135	11,160
01/01/2017 to 12/31/2017	$9.75135	$9.64468	14,057
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99847	$8.66486	61,032
01/01/2014 to 12/31/2014	$8.66486	$9.65617	79,286
01/01/2015 to 12/31/2015	$9.65617	$9.65740	1,172
01/01/2016 to 12/31/2016	$9.65740	$9.57144	0
01/01/2017 to 12/31/2017	$9.57144	$9.46556	9,361
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99847	$11.19362	18,935
01/01/2015 to 12/31/2015	$11.19362	$11.10340	158,105
01/01/2016 to 12/31/2016	$11.10340	$11.06565	6,233
01/01/2017 to 12/31/2017	$11.06565	$10.95909	5,253
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99847	$9.84167	46,423
01/01/2016 to 12/31/2016	$9.84167	$9.77040	114,487
01/01/2017 to 12/31/2017	$9.77040	$9.73247	102,457
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99695	$9.78417	116,448
01/01/2017 to 12/31/2017	$9.78417	$9.77132	100,892
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99694	$9.93970	0

A-131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.79442	$7.46225	22,886,838
01/01/2009 to 12/31/2009	$7.46225	$9.09530	21,369,395
01/01/2010 to 12/31/2010	$9.09530	$10.02846	20,534,825
01/01/2011 to 12/31/2011	$10.02846	$9.51643	18,278,067
01/01/2012 to 12/31/2012	$9.51643	$10.52427	17,046,081
01/01/2013 to 12/31/2013	$10.52427	$12.55621	16,964,011
01/01/2014 to 12/31/2014	$12.55621	$13.06506	15,797,304
01/01/2015 to 12/31/2015	$13.06506	$12.77351	13,282,736
01/01/2016 to 12/31/2016	$12.77351	$13.27241	8,995,347
01/01/2017 to 12/31/2017	$13.27241	$15.21776	5,753,421
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.32711	$7.78533	21,023
01/01/2009 to 12/31/2009	$7.78533	$9.98844	28,425
01/01/2010 to 12/31/2010	$9.98844	$12.50117	23,414
01/01/2011 to 12/31/2011	$12.50117	$12.95936	16,257
01/01/2012 to 12/31/2012	$12.95936	$14.53663	17,946
01/01/2013 to 12/31/2013	$14.53663	$14.57979	13,982
01/01/2014 to 12/31/2014	$14.57979	$18.56231	11,305
01/01/2015 to 12/31/2015	$18.56231	$18.92641	7,660
01/01/2016 to 12/31/2016	$18.92641	$19.29379	4,187
01/01/2017 to 12/31/2017	$19.29379	$19.93654	1,537
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.85905	$6.83984	3,921,585
01/01/2009 to 12/31/2009	$6.83984	$7.92816	3,736,575
01/01/2010 to 12/31/2010	$7.92816	$8.70377	3,487,393
01/01/2011 to 12/31/2011	$8.70377	$7.99763	3,233,607
01/01/2012 to 12/31/2012	$7.99763	$9.30695	2,781,572
01/01/2013 to 12/31/2013	$9.30695	$12.08707	2,381,248
01/01/2014 to 12/31/2014	$12.08707	$13.29843	2,021,596
01/01/2015 to 12/31/2015	$13.29843	$12.33496	1,433,813
01/01/2016 to 12/31/2016	$12.33496	$13.38124	1,207,006
01/01/2017 to 12/31/2017	$13.38124	$14.28278	1,040,184
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.57233	$7.23870	455,277
01/01/2009 to 12/31/2009	$7.23870	$11.05904	368,594
01/01/2010 to 12/31/2010	$11.05904	$12.88737	333,876
01/01/2011 to 12/31/2011	$12.88737	$12.16040	300,190
01/01/2012 to 12/31/2012	$12.16040	$14.14502	254,265
01/01/2013 to 12/31/2013	$14.14502	$18.18456	223,560
01/01/2014 to 12/31/2014	$18.18456	$19.72308	197,236
01/01/2015 to 12/31/2015	$19.72308	$18.09010	115,588
01/01/2016 to 12/31/2016	$18.09010	$17.88318	106,365
01/01/2017 to 12/31/2017	$17.88318	$22.10474	78,048
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.38407	$10.35183	66,488
01/01/2009 to 12/31/2009	$10.35183	$10.09198	234,920
01/01/2010 to 12/31/2010	$10.09198	$9.81677	137,154
01/01/2011 to 12/31/2011	$9.81677	$9.54946	472,914
01/01/2012 to 12/31/2012	$9.54946	$9.28705	104,195
01/01/2013 to 12/31/2013	$9.28705	$9.03167	74,694
01/01/2014 to 12/31/2014	$9.03167	$8.78328	77,006
01/01/2015 to 12/31/2015	$8.78328	$8.54174	51,457
01/01/2016 to 12/31/2016	$8.54174	$8.30743	38,075
01/01/2017 to 12/31/2017	$8.30743	$8.10722	30,679

A-132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.36752	$6.46786	711,595
01/01/2009 to 12/31/2009	$6.46786	$7.51236	619,447
01/01/2010 to 12/31/2010	$7.51236	$8.26729	561,803
01/01/2011 to 12/31/2011	$8.26729	$7.70399	505,503
01/01/2012 to 12/31/2012	$7.70399	$8.75680	516,662
01/01/2013 to 12/31/2013	$8.75680	$11.91079	481,491
01/01/2014 to 12/31/2014	$11.91079	$13.17567	433,833
01/01/2015 to 12/31/2015	$13.17567	$11.80925	321,668
01/01/2016 to 12/31/2016	$11.80925	$13.76921	270,301
01/01/2017 to 12/31/2017	$13.76921	$15.96190	188,443
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$15.23165	$7.37150	2,040,211
01/01/2009 to 12/31/2009	$7.37150	$9.69857	1,756,999
01/01/2010 to 12/31/2010	$9.69857	$10.79942	1,629,992
01/01/2011 to 12/31/2011	$10.79942	$9.14534	1,618,582
01/01/2012 to 12/31/2012	$9.14534	$10.70484	1,397,860
01/01/2013 to 12/31/2013	$10.70484	$12.39448	1,356,634
01/01/2014 to 12/31/2014	$12.39448	$11.38769	1,358,426
01/01/2015 to 12/31/2015	$11.38769	$11.42312	774,897
01/01/2016 to 12/31/2016	$11.42312	$10.68990	738,154
01/01/2017 to 12/31/2017	$10.68990	$14.08012	540,054
AST International Value Portfolio
01/01/2008 to 12/31/2008	$15.06347	$8.20268	224,154
01/01/2009 to 12/31/2009	$8.20268	$10.41008	236,523
01/01/2010 to 12/31/2010	$10.41008	$11.24607	211,511
01/01/2011 to 12/31/2011	$11.24607	$9.56462	184,715
01/01/2012 to 12/31/2012	$9.56462	$10.85232	187,032
01/01/2013 to 12/31/2013	$10.85232	$12.60847	191,458
01/01/2014 to 12/31/2014	$12.60847	$11.43972	176,058
01/01/2015 to 12/31/2015	$11.43972	$11.21606	155,404
01/01/2016 to 12/31/2016	$11.21606	$10.97164	129,260
01/01/2017 to 12/31/2017	$10.97164	$13.10520	99,047
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.41439	$7.64682	156,046
01/01/2009 to 12/31/2009	$7.64682	$10.10498	131,776
01/01/2010 to 12/31/2010	$10.10498	$10.53189	115,802
01/01/2011 to 12/31/2011	$10.53189	$9.30539	108,976
01/01/2012 to 12/31/2012	$9.30539	$11.03184	95,646
01/01/2013 to 12/31/2013	$11.03184	$12.37660	86,508
01/01/2014 to 12/31/2014	$12.37660	$11.27002	87,427
01/01/2015 to 12/31/2015	$11.27002	$10.65375	42,225
01/01/2016 to 12/31/2016	$10.65375	$10.56164	37,755
01/01/2017 to 12/31/2017	$10.56164	$13.31595	25,050
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.59515	$6.90052	4,155,036
01/01/2009 to 12/31/2009	$6.90052	$8.70780	3,679,697
01/01/2010 to 12/31/2010	$8.70780	$10.14122	3,268,952
01/01/2011 to 12/31/2011	$10.14122	$9.77273	2,896,966
01/01/2012 to 12/31/2012	$9.77273	$10.66921	2,645,643
01/01/2013 to 12/31/2013	$10.66921	$14.17478	2,265,220
01/01/2014 to 12/31/2014	$14.17478	$15.24484	1,976,476
01/01/2015 to 12/31/2015	$15.24484	$16.31893	1,086,498
01/01/2016 to 12/31/2016	$16.31893	$16.75636	947,214
01/01/2017 to 12/31/2017	$16.75636	$21.67340	689,574

A-133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.85945	$8.10499	917,378
01/01/2009 to 12/31/2009	$8.10499	$10.60977	769,735
01/01/2010 to 12/31/2010	$10.60977	$11.70237	687,638
01/01/2011 to 12/31/2011	$11.70237	$12.53881	544,117
01/01/2012 to 12/31/2012	$12.53881	$12.91655	540,532
01/01/2013 to 12/31/2013	$12.91655	$12.30996	584,662
01/01/2014 to 12/31/2014	$12.30996	$12.73641	508,354
01/01/2015 to 12/31/2015	$12.73641	$12.31383	297,760
01/01/2016 to 12/31/2016	$12.31383	$12.28766	270,951
01/01/2017 to 12/31/2017	$12.28766	$12.35136	256,320
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.72591	$7.88281	336,505
01/01/2009 to 12/31/2009	$7.88281	$9.52928	373,427
01/01/2010 to 12/31/2010	$9.52928	$10.45223	344,635
01/01/2011 to 12/31/2011	$10.45223	$10.10496	305,235
01/01/2012 to 12/31/2012	$10.10496	$11.50545	275,846
01/01/2013 to 12/31/2013	$11.50545	$15.29640	230,780
01/01/2014 to 12/31/2014	$15.29640	$16.17140	205,929
01/01/2015 to 12/31/2015	$16.17140	$16.86363	125,059
01/01/2016 to 12/31/2016	$16.86363	$16.71453	100,411
01/01/2017 to 12/31/2017	$16.71453	$21.24837	73,165
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.80454	$8.17972	13,098
01/01/2009 to 12/31/2009	$8.17972	$10.32447	15,142
01/01/2010 to 12/31/2010	$10.32447	$12.92022	17,341
01/01/2011 to 12/31/2011	$12.92022	$12.77741	13,465
01/01/2012 to 12/31/2012	$12.77741	$13.96413	11,418
01/01/2013 to 12/31/2013	$13.96413	$18.00884	11,645
01/01/2014 to 12/31/2014	$18.00884	$18.90412	10,945
01/01/2015 to 10/16/2015	$18.90412	$19.21321	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.36016	$6.90664	0
01/01/2009 to 12/31/2009	$6.90664	$8.23228	4,451
01/01/2010 to 12/31/2010	$8.23228	$9.62868	4,271
01/01/2011 to 04/29/2011	$9.62868	$10.76060	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.65359	$6.54354	807,471
01/01/2009 to 12/31/2009	$6.54354	$8.95019	660,293
01/01/2010 to 12/31/2010	$8.95019	$10.74418	566,838
01/01/2011 to 12/31/2011	$10.74418	$10.18961	505,579
01/01/2012 to 12/31/2012	$10.18961	$11.60622	442,637
01/01/2013 to 12/31/2013	$11.60622	$16.02878	357,274
01/01/2014 to 12/31/2014	$16.02878	$17.80940	300,828
01/01/2015 to 12/31/2015	$17.80940	$16.34327	174,576
01/01/2016 to 12/31/2016	$16.34327	$18.79252	141,103
01/01/2017 to 12/31/2017	$18.79252	$20.79750	123,464

A-134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.13156	$8.71593	6,872,223
01/01/2009 to 12/31/2009	$8.71593	$10.17466	6,225,654
01/01/2010 to 12/31/2010	$10.17466	$10.94104	7,022,300
01/01/2011 to 12/31/2011	$10.94104	$10.74672	6,797,345
01/01/2012 to 12/31/2012	$10.74672	$11.53484	7,065,435
01/01/2013 to 12/31/2013	$11.53484	$12.25103	5,762,890
01/01/2014 to 12/31/2014	$12.25103	$12.60227	5,042,278
01/01/2015 to 12/31/2015	$12.60227	$12.27329	4,207,032
01/01/2016 to 12/31/2016	$12.27329	$12.59605	2,965,097
01/01/2017 to 12/31/2017	$12.59605	$13.49162	2,112,758
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.89372	$7.00996	886,512
01/01/2009 to 12/31/2009	$7.00996	$9.04381	783,199
01/01/2010 to 12/31/2010	$9.04381	$11.65797	644,217
01/01/2011 to 12/31/2011	$11.65797	$9.85116	634,564
01/01/2012 to 12/31/2012	$9.85116	$11.50282	540,643
01/01/2013 to 12/31/2013	$11.50282	$15.75213	448,885
01/01/2014 to 12/31/2014	$15.75213	$16.07579	409,582
01/01/2015 to 12/31/2015	$16.07579	$15.84237	240,597
01/01/2016 to 12/31/2016	$15.84237	$16.59396	206,283
01/01/2017 to 12/31/2017	$16.59396	$20.60789	159,070
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.79296	$7.45441	105,226
01/01/2009 to 12/31/2009	$7.45441	$9.70756	94,190
01/01/2010 to 12/31/2010	$9.70756	$12.87895	86,506
01/01/2011 to 12/31/2011	$12.87895	$12.40272	67,451
01/01/2012 to 12/31/2012	$12.40272	$13.52964	59,463
01/01/2013 to 12/31/2013	$13.52964	$17.78586	58,623
01/01/2014 to 12/31/2014	$17.78586	$17.95728	53,380
01/01/2015 to 12/31/2015	$17.95728	$17.60057	36,118
01/01/2016 to 12/31/2016	$17.60057	$19.18500	29,632
01/01/2017 to 12/31/2017	$19.18500	$23.12144	21,653
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.30363	$7.72580	1,085,374
01/01/2009 to 12/31/2009	$7.72580	$9.54197	986,424
01/01/2010 to 12/31/2010	$9.54197	$11.69195	834,033
01/01/2011 to 12/31/2011	$11.69195	$10.69129	755,910
01/01/2012 to 12/31/2012	$10.69129	$12.28493	673,282
01/01/2013 to 12/31/2013	$12.28493	$16.41575	564,952
01/01/2014 to 12/31/2014	$16.41575	$16.80545	511,358
01/01/2015 to 12/31/2015	$16.80545	$15.63889	314,313
01/01/2016 to 12/31/2016	$15.63889	$19.65171	237,210
01/01/2017 to 12/31/2017	$19.65171	$20.51707	198,448
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.30608	$6.38950	571,504
01/01/2009 to 12/31/2009	$6.38950	$7.69250	533,127
01/01/2010 to 12/31/2010	$7.69250	$8.47182	487,723
01/01/2011 to 12/31/2011	$8.47182	$8.10423	434,285
01/01/2012 to 12/31/2012	$8.10423	$9.24050	432,573
01/01/2013 to 12/31/2013	$9.24050	$11.65423	410,411
01/01/2014 to 12/31/2014	$11.65423	$12.18005	369,441
01/01/2015 to 10/16/2015	$12.18005	$11.19215	0

A-135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.98609	$7.50531	604,930
01/01/2009 to 12/31/2009	$7.50531	$11.19463	537,628
01/01/2010 to 12/31/2010	$11.19463	$12.60826	480,201
01/01/2011 to 12/31/2011	$12.60826	$12.05423	398,072
01/01/2012 to 12/31/2012	$12.05423	$13.78328	342,729
01/01/2013 to 12/31/2013	$13.78328	$19.30601	317,759
01/01/2014 to 12/31/2014	$19.30601	$20.34203	289,187
01/01/2015 to 12/31/2015	$20.34203	$21.67852	215,446
01/01/2016 to 12/31/2016	$21.67852	$21.65272	178,767
01/01/2017 to 12/31/2017	$21.65272	$29.03758	120,252
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.36544	$7.53946	32,734
01/01/2009 to 12/31/2009	$7.53946	$8.67084	94,318
01/01/2010 to 12/31/2010	$8.67084	$9.48175	97,851
01/01/2011 to 12/31/2011	$9.48175	$9.17609	66,863
01/01/2012 to 12/31/2012	$9.17609	$10.11918	59,984
01/01/2013 to 12/31/2013	$10.11918	$13.24887	57,459
01/01/2014 to 12/31/2014	$13.24887	$13.08521	53,964
01/01/2015 to 12/31/2015	$13.08521	$11.95365	43,176
01/01/2016 to 12/31/2016	$11.95365	$12.33812	32,204
01/01/2017 to 12/31/2017	$12.33812	$13.98610	30,233
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.31681	$9.78879	548,544
01/01/2009 to 12/31/2009	$9.78879	$10.67294	574,127
01/01/2010 to 12/31/2010	$10.67294	$10.97562	590,706
01/01/2011 to 12/31/2011	$10.97562	$11.11461	493,366
01/01/2012 to 12/31/2012	$11.11461	$11.37326	476,186
01/01/2013 to 12/31/2013	$11.37326	$10.64538	580,606
01/01/2014 to 12/31/2014	$10.64538	$10.41024	567,601
01/01/2015 to 12/31/2015	$10.41024	$9.65638	302,540
01/01/2016 to 12/31/2016	$9.65638	$9.80071	275,804
01/01/2017 to 12/31/2017	$9.80071	$9.72644	263,813
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.38711	$6.85171	31,374
01/01/2009 to 12/31/2009	$6.85171	$9.25441	45,257
01/01/2010 to 12/31/2010	$9.25441	$11.12493	47,273
01/01/2011 to 12/31/2011	$11.12493	$10.44608	40,723
01/01/2012 to 12/31/2012	$10.44608	$12.02860	33,606
01/01/2013 to 12/31/2013	$12.02860	$15.48977	37,033
01/01/2014 to 12/31/2014	$15.48977	$17.31881	35,288
01/01/2015 to 12/31/2015	$17.31881	$15.72952	25,248
01/01/2016 to 12/31/2016	$15.72952	$17.43906	22,145
01/01/2017 to 12/31/2017	$17.43906	$20.10388	16,005
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.96574	$9.18658	669,023
01/01/2009 to 12/31/2009	$9.18658	$9.97307	350,809
01/01/2010 to 12/31/2010	$9.97307	$10.45510	293,625
01/01/2011 to 12/31/2011	$10.45510	$10.78075	311,846
01/01/2012 to 12/31/2012	$10.78075	$11.30708	262,032
01/01/2013 to 12/31/2013	$11.30708	$10.83196	293,801
01/01/2014 to 12/31/2014	$10.83196	$11.29230	265,799
01/01/2015 to 12/31/2015	$11.29230	$11.11757	177,922
01/01/2016 to 12/31/2016	$11.11757	$11.36937	135,905
01/01/2017 to 12/31/2017	$11.36937	$11.75507	101,219

A-136

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$14.60200	$8.30863	500
01/01/2009 to 12/31/2009	$8.30863	$9.36847	885
01/01/2010 to 07/16/2010	$9.36847	$8.84568	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$11.80616	$8.35862	0
01/01/2009 to 12/31/2009	$8.35862	$11.70289	20,953
01/01/2010 to 07/16/2010	$11.70289	$10.86680	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.85661	$10.65393	970
01/01/2011 to 12/31/2011	$10.65393	$9.03608	581
01/01/2012 to 12/31/2012	$9.03608	$9.98939	567
01/01/2013 to 12/31/2013	$9.98939	$11.65175	548
01/01/2014 to 12/31/2014	$11.65175	$10.73069	608
01/01/2015 to 12/31/2015	$10.73069	$10.67510	595
01/01/2016 to 12/31/2016	$10.67510	$10.72024	614
01/01/2017 to 12/31/2017	$10.72024	$13.01813	549
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.86691	$13.63406	12,116
01/01/2011 to 12/31/2011	$13.63406	$12.54942	5,363
01/01/2012 to 12/31/2012	$12.54942	$14.73674	4,519
01/01/2013 to 12/31/2013	$14.73674	$20.09548	6,930
01/01/2014 to 12/31/2014	$20.09548	$20.34165	6,852
01/01/2015 to 12/31/2015	$20.34165	$20.10291	194
01/01/2016 to 12/31/2016	$20.10291	$19.70146	122
01/01/2017 to 12/31/2017	$19.70146	$25.85882	200
*Denotes the start date of these sub-accounts

A-137

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV and EBP (3.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.49114	$7.59823	38,177
01/01/2009 to 12/31/2009	$7.59823	$9.16548	46,682
01/01/2010 to 12/31/2010	$9.16548	$9.95441	47,467
01/01/2011 to 12/31/2011	$9.95441	$9.39953	47,097
01/01/2012 to 12/31/2012	$9.39953	$10.26278	46,247
01/01/2013 to 12/31/2013	$10.26278	$10.94787	46,099
01/01/2014 to 12/31/2014	$10.94787	$11.02496	45,256
01/01/2015 to 12/31/2015	$11.02496	$10.34987	44,398
01/01/2016 to 12/31/2016	$10.34987	$10.67628	43,170
01/01/2017 to 12/31/2017	$10.67628	$11.66022	37,256
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.22092	$7.10224	0
01/01/2009 to 12/31/2009	$7.10224	$8.11368	0
01/01/2010 to 12/31/2010	$8.11368	$8.96021	0
01/01/2011 to 12/31/2011	$8.96021	$9.00228	0
01/01/2012 to 05/04/2012	$9.00228	$9.73515	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.36451	$7.85940	4,379
01/01/2009 to 12/31/2009	$7.85940	$9.39981	6,761
01/01/2010 to 12/31/2010	$9.39981	$10.24068	4,366
01/01/2011 to 12/31/2011	$10.24068	$9.81326	4,220
01/01/2012 to 12/31/2012	$9.81326	$10.70591	4,153
01/01/2013 to 12/31/2013	$10.70591	$12.21751	1,868
01/01/2014 to 12/31/2014	$12.21751	$12.62386	1,851
01/01/2015 to 12/31/2015	$12.62386	$12.30340	1,853
01/01/2016 to 12/31/2016	$12.30340	$12.68683	1,854
01/01/2017 to 12/31/2017	$12.68683	$14.14181	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.37323	$10.17428	0
01/01/2009 to 12/31/2009	$10.17428	$10.87872	0
01/01/2010 to 12/31/2010	$10.87872	$10.96387	0
01/01/2011 to 12/31/2011	$10.96387	$10.87479	0
01/01/2012 to 12/31/2012	$10.87479	$11.04315	0
01/01/2013 to 12/31/2013	$11.04315	$10.47893	0
01/01/2014 to 12/31/2014	$10.47893	$10.15466	0
01/01/2015 to 12/31/2015	$10.15466	$9.89760	0
01/01/2016 to 12/31/2016	$9.89760	$9.75868	0
01/01/2017 to 12/31/2017	$9.75868	$9.62828	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.60836	$10.05766	0
01/01/2009 to 12/31/2009	$10.05766	$11.36843	0
01/01/2010 to 12/31/2010	$11.36843	$11.87856	0
01/01/2011 to 12/31/2011	$11.87856	$11.88918	0
01/01/2012 to 12/31/2012	$11.88918	$12.60689	0
01/01/2013 to 12/31/2013	$12.60689	$12.00395	0
01/01/2014 to 12/31/2014	$12.00395	$12.13642	0
01/01/2015 to 12/31/2015	$12.13642	$11.52424	0
01/01/2016 to 12/31/2016	$11.52424	$11.65203	0
01/01/2017 to 12/31/2017	$11.65203	$11.79637	0

A-138

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
05/01/2009* to 12/31/2009	$9.96377	$9.92512	0
01/01/2010 to 12/31/2010	$9.92512	$10.53065	0
01/01/2011 to 12/31/2011	$10.53065	$10.86943	0
01/01/2012 to 12/31/2012	$10.86943	$10.86095	0
01/01/2013 to 12/31/2013	$10.86095	$10.50042	0
01/01/2014 to 12/31/2014	$10.50042	$10.17416	0
01/01/2015 to 12/31/2015	$10.17416	$9.83917	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93794	$9.54759	0
01/01/2010 to 12/31/2010	$9.54759	$10.24075	0
01/01/2011 to 12/31/2011	$10.24075	$10.89176	0
01/01/2012 to 12/31/2012	$10.89176	$11.00434	0
01/01/2013 to 12/31/2013	$11.00434	$10.60089	0
01/01/2014 to 12/31/2014	$10.60089	$10.33048	0
01/01/2015 to 12/31/2015	$10.33048	$9.99759	0
01/01/2016 to 12/31/2016	$9.99759	$9.74304	0
01/01/2017 to 01/03/2017	$9.74304	$9.73711	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99666	$10.63138	0
01/01/2011 to 12/31/2011	$10.63138	$11.48967	0
01/01/2012 to 12/31/2012	$11.48967	$11.71485	0
01/01/2013 to 12/31/2013	$11.71485	$11.12955	0
01/01/2014 to 12/31/2014	$11.12955	$10.94995	0
01/01/2015 to 12/31/2015	$10.94995	$10.63912	0
01/01/2016 to 12/31/2016	$10.63912	$10.44037	0
01/01/2017 to 12/31/2017	$10.44037	$10.20248	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92237	$9.61315	0
01/01/2010 to 12/31/2010	$9.61315	$10.36782	0
01/01/2011 to 12/31/2011	$10.36782	$11.42332	0
01/01/2012 to 12/31/2012	$11.42332	$11.71345	0
01/01/2013 to 12/31/2013	$11.71345	$11.00491	0
01/01/2014 to 12/31/2014	$11.00491	$10.95901	0
01/01/2015 to 12/31/2015	$10.95901	$10.71636	0
01/01/2016 to 12/31/2016	$10.71636	$10.56285	0
01/01/2017 to 12/31/2017	$10.56285	$10.31966	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90515	$9.51459	0
01/01/2010 to 12/31/2010	$9.51459	$10.27777	0
01/01/2011 to 12/31/2011	$10.27777	$11.56264	0
01/01/2012 to 12/31/2012	$11.56264	$11.87229	0
01/01/2013 to 12/31/2013	$11.87229	$10.95977	0
01/01/2014 to 12/31/2014	$10.95977	$11.08430	0
01/01/2015 to 12/31/2015	$11.08430	$10.86680	0
01/01/2016 to 12/31/2016	$10.86680	$10.69402	0
01/01/2017 to 12/31/2017	$10.69402	$10.45283	0

A-139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88386	$9.19164	0
01/01/2010 to 12/31/2010	$9.19164	$9.97206	0
01/01/2011 to 12/31/2011	$9.97206	$11.48025	0
01/01/2012 to 12/31/2012	$11.48025	$11.83899	0
01/01/2013 to 12/31/2013	$11.83899	$10.73550	0
01/01/2014 to 12/31/2014	$10.73550	$11.05485	0
01/01/2015 to 12/31/2015	$11.05485	$10.88693	0
01/01/2016 to 12/31/2016	$10.88693	$10.76766	0
01/01/2017 to 12/31/2017	$10.76766	$10.53787	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99666	$10.87383	0
01/01/2011 to 12/31/2011	$10.87383	$12.68967	0
01/01/2012 to 12/31/2012	$12.68967	$13.14459	0
01/01/2013 to 12/31/2013	$13.14459	$11.85754	0
01/01/2014 to 12/31/2014	$11.85754	$12.38530	0
01/01/2015 to 12/31/2015	$12.38530	$12.22795	0
01/01/2016 to 12/31/2016	$12.22795	$12.10326	0
01/01/2017 to 12/31/2017	$12.10326	$11.92672	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99750	$11.87422	0
01/01/2012 to 12/31/2012	$11.87422	$12.19082	0
01/01/2013 to 12/31/2013	$12.19082	$10.67266	0
01/01/2014 to 12/31/2014	$10.67266	$11.42601	0
01/01/2015 to 12/31/2015	$11.42601	$11.31553	0
01/01/2016 to 12/31/2016	$11.31553	$11.17735	0
01/01/2017 to 12/31/2017	$11.17735	$11.01299	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99667	$10.27176	0
01/01/2013 to 12/31/2013	$10.27176	$8.94731	0
01/01/2014 to 12/31/2014	$8.94731	$9.77409	0
01/01/2015 to 12/31/2015	$9.77409	$9.73762	0
01/01/2016 to 12/31/2016	$9.73762	$9.62667	0
01/01/2017 to 12/31/2017	$9.62667	$9.49701	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99833	$8.64248	0
01/01/2014 to 12/31/2014	$8.64248	$9.60648	0
01/01/2015 to 12/31/2015	$9.60648	$9.58300	0
01/01/2016 to 12/31/2016	$9.58300	$9.47333	0
01/01/2017 to 12/31/2017	$9.47333	$9.34453	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99833	$11.16484	0
01/01/2015 to 12/31/2015	$11.16484	$11.04626	0
01/01/2016 to 12/31/2016	$11.04626	$10.98044	0
01/01/2017 to 12/31/2017	$10.98044	$10.84674	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99833	$9.81641	0
01/01/2016 to 12/31/2016	$9.81641	$9.72040	0
01/01/2017 to 12/31/2017	$9.72040	$9.65779	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99667	$9.75900	0
01/01/2017 to 12/31/2017	$9.75900	$9.72120	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99666	$9.91427	0

A-140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.73121	$7.40313	11,699
01/01/2009 to 12/31/2009	$7.40313	$8.99999	10,125
01/01/2010 to 12/31/2010	$8.99999	$9.89785	9,470
01/01/2011 to 12/31/2011	$9.89785	$9.36837	9,327
01/01/2012 to 12/31/2012	$9.36837	$10.33387	11,241
01/01/2013 to 12/31/2013	$10.33387	$12.29743	5,949
01/01/2014 to 12/31/2014	$12.29743	$12.76289	5,909
01/01/2015 to 12/31/2015	$12.76289	$12.44609	5,895
01/01/2016 to 12/31/2016	$12.44609	$12.89909	3,268
01/01/2017 to 12/31/2017	$12.89909	$14.75189	1,426
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.23826	$7.70934	0
01/01/2009 to 12/31/2009	$7.70934	$9.86551	0
01/01/2010 to 12/31/2010	$9.86551	$12.31559	0
01/01/2011 to 12/31/2011	$12.31559	$12.73409	0
01/01/2012 to 12/31/2012	$12.73409	$14.24720	0
01/01/2013 to 12/31/2013	$14.24720	$14.25275	0
01/01/2014 to 12/31/2014	$14.25275	$18.09936	0
01/01/2015 to 12/31/2015	$18.09936	$18.40695	0
01/01/2016 to 12/31/2016	$18.40695	$18.71619	0
01/01/2017 to 12/31/2017	$18.71619	$19.29027	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.77361	$6.77303	0
01/01/2009 to 12/31/2009	$6.77303	$7.83039	0
01/01/2010 to 12/31/2010	$7.83039	$8.57432	0
01/01/2011 to 12/31/2011	$8.57432	$7.85845	0
01/01/2012 to 12/31/2012	$7.85845	$9.12137	0
01/01/2013 to 12/31/2013	$9.12137	$11.81562	0
01/01/2014 to 12/31/2014	$11.81562	$12.96633	0
01/01/2015 to 12/31/2015	$12.96633	$11.99601	0
01/01/2016 to 12/31/2016	$11.99601	$12.98012	0
01/01/2017 to 12/31/2017	$12.98012	$13.81914	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.48179	$7.16795	0
01/01/2009 to 12/31/2009	$7.16795	$10.92265	0
01/01/2010 to 12/31/2010	$10.92265	$12.69576	0
01/01/2011 to 12/31/2011	$12.69576	$11.94875	0
01/01/2012 to 12/31/2012	$11.94875	$13.86301	0
01/01/2013 to 12/31/2013	$13.86301	$17.77617	0
01/01/2014 to 12/31/2014	$17.77617	$19.23064	0
01/01/2015 to 12/31/2015	$19.23064	$17.59304	0
01/01/2016 to 12/31/2016	$17.59304	$17.34713	0
01/01/2017 to 12/31/2017	$17.34713	$21.38730	0
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.30939	$10.25100	0
01/01/2009 to 12/31/2009	$10.25100	$9.96799	0
01/01/2010 to 12/31/2010	$9.96799	$9.67128	0
01/01/2011 to 12/31/2011	$9.67128	$9.38382	0
01/01/2012 to 12/31/2012	$9.38382	$9.10243	0
01/01/2013 to 12/31/2013	$9.10243	$8.82930	0
01/01/2014 to 12/31/2014	$8.82930	$8.56438	0
01/01/2015 to 12/31/2015	$8.56438	$8.30752	0
01/01/2016 to 12/31/2016	$8.30752	$8.05896	0
01/01/2017 to 12/31/2017	$8.05896	$7.84451	0

A-141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.28552	$6.40458	0
01/01/2009 to 12/31/2009	$6.40458	$7.41967	0
01/01/2010 to 12/31/2010	$7.41967	$8.14431	0
01/01/2011 to 12/31/2011	$8.14431	$7.56982	0
01/01/2012 to 12/31/2012	$7.56982	$8.58222	0
01/01/2013 to 12/31/2013	$8.58222	$11.64335	0
01/01/2014 to 12/31/2014	$11.64335	$12.84660	0
01/01/2015 to 12/31/2015	$12.84660	$11.48474	0
01/01/2016 to 12/31/2016	$11.48474	$13.35659	0
01/01/2017 to 12/31/2017	$13.35659	$15.44393	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$15.12182	$7.29951	0
01/01/2009 to 12/31/2009	$7.29951	$9.57916	0
01/01/2010 to 12/31/2010	$9.57916	$10.63922	0
01/01/2011 to 12/31/2011	$10.63922	$8.98662	0
01/01/2012 to 12/31/2012	$8.98662	$10.49202	0
01/01/2013 to 12/31/2013	$10.49202	$12.11687	0
01/01/2014 to 12/31/2014	$12.11687	$11.10385	0
01/01/2015 to 12/31/2015	$11.10385	$11.10981	0
01/01/2016 to 12/31/2016	$11.10981	$10.37006	0
01/01/2017 to 12/31/2017	$10.37006	$13.62382	0
AST International Value Portfolio
01/01/2008 to 12/31/2008	$14.95498	$8.12256	0
01/01/2009 to 12/31/2009	$8.12256	$10.28186	0
01/01/2010 to 12/31/2010	$10.28186	$11.07887	0
01/01/2011 to 12/31/2011	$11.07887	$9.39814	0
01/01/2012 to 12/31/2012	$9.39814	$10.63589	0
01/01/2013 to 12/31/2013	$10.63589	$12.32540	0
01/01/2014 to 12/31/2014	$12.32540	$11.15414	0
01/01/2015 to 12/31/2015	$11.15414	$10.90786	0
01/01/2016 to 12/31/2016	$10.90786	$10.64280	0
01/01/2017 to 12/31/2017	$10.64280	$12.67979	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.31772	$7.57207	0
01/01/2009 to 12/31/2009	$7.57207	$9.98036	0
01/01/2010 to 12/31/2010	$9.98036	$10.37536	0
01/01/2011 to 12/31/2011	$10.37536	$9.14348	0
01/01/2012 to 12/31/2012	$9.14348	$10.81182	0
01/01/2013 to 12/31/2013	$10.81182	$12.09850	0
01/01/2014 to 12/31/2014	$12.09850	$10.98850	0
01/01/2015 to 12/31/2015	$10.98850	$10.36088	0
01/01/2016 to 12/31/2016	$10.36088	$10.24501	0
01/01/2017 to 12/31/2017	$10.24501	$12.88371	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.50413	$6.83304	0
01/01/2009 to 12/31/2009	$6.83304	$8.60046	0
01/01/2010 to 12/31/2010	$8.60046	$9.99046	0
01/01/2011 to 12/31/2011	$9.99046	$9.60269	0
01/01/2012 to 12/31/2012	$9.60269	$10.45656	0
01/01/2013 to 12/31/2013	$10.45656	$13.85656	0
01/01/2014 to 12/31/2014	$13.85656	$14.86439	0
01/01/2015 to 12/31/2015	$14.86439	$15.87075	0
01/01/2016 to 12/31/2016	$15.87075	$16.25431	0
01/01/2017 to 12/31/2017	$16.25431	$20.97017	0

A-142

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.78109	$8.02576	0
01/01/2009 to 12/31/2009	$8.02576	$10.47901	0
01/01/2010 to 12/31/2010	$10.47901	$11.52833	0
01/01/2011 to 12/31/2011	$11.52833	$12.32056	0
01/01/2012 to 12/31/2012	$12.32056	$12.65893	0
01/01/2013 to 12/31/2013	$12.65893	$12.03354	0
01/01/2014 to 12/31/2014	$12.03354	$12.41829	0
01/01/2015 to 12/31/2015	$12.41829	$11.97536	0
01/01/2016 to 12/31/2016	$11.97536	$11.91932	0
01/01/2017 to 12/31/2017	$11.91932	$11.95041	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.63418	$7.80573	0
01/01/2009 to 12/31/2009	$7.80573	$9.41184	0
01/01/2010 to 12/31/2010	$9.41184	$10.29682	0
01/01/2011 to 12/31/2011	$10.29682	$9.92908	0
01/01/2012 to 12/31/2012	$9.92908	$11.27608	0
01/01/2013 to 12/31/2013	$11.27608	$14.95283	0
01/01/2014 to 12/31/2014	$14.95283	$15.76760	0
01/01/2015 to 12/31/2015	$15.76760	$16.40023	0
01/01/2016 to 12/31/2016	$16.40023	$16.21340	0
01/01/2017 to 12/31/2017	$16.21340	$20.55844	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.69796	$8.09988	0
01/01/2009 to 12/31/2009	$8.09988	$10.19735	0
01/01/2010 to 12/31/2010	$10.19735	$12.72835	0
01/01/2011 to 12/31/2011	$12.72835	$12.55535	0
01/01/2012 to 12/31/2012	$12.55535	$13.68599	0
01/01/2013 to 12/31/2013	$13.68599	$17.60491	0
01/01/2014 to 12/31/2014	$17.60491	$18.43254	0
01/01/2015 to 10/16/2015	$18.43254	$18.69573	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.27095	$6.83911	0
01/01/2009 to 12/31/2009	$6.83911	$8.13074	0
01/01/2010 to 12/31/2010	$8.13074	$9.48554	0
01/01/2011 to 04/29/2011	$9.48554	$10.59170	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.56968	$6.47970	0
01/01/2009 to 12/31/2009	$6.47970	$8.83991	0
01/01/2010 to 12/31/2010	$8.83991	$10.58454	0
01/01/2011 to 12/31/2011	$10.58454	$10.01232	0
01/01/2012 to 12/31/2012	$10.01232	$11.37485	0
01/01/2013 to 12/31/2013	$11.37485	$15.66891	0
01/01/2014 to 12/31/2014	$15.66891	$17.36484	0
01/01/2015 to 12/31/2015	$17.36484	$15.89431	0
01/01/2016 to 12/31/2016	$15.89431	$18.22957	0
01/01/2017 to 12/31/2017	$18.22957	$20.12284	0

A-143

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.07221	$8.64719	4,182
01/01/2009 to 12/31/2009	$8.64719	$10.06856	4,180
01/01/2010 to 12/31/2010	$10.06856	$10.79911	12,907
01/01/2011 to 12/31/2011	$10.79911	$10.58006	12,856
01/01/2012 to 12/31/2012	$10.58006	$11.32676	10,697
01/01/2013 to 12/31/2013	$11.32676	$11.99909	10,759
01/01/2014 to 12/31/2014	$11.99909	$12.31127	10,596
01/01/2015 to 12/31/2015	$12.31127	$11.95908	10,269
01/01/2016 to 12/31/2016	$11.95908	$12.24215	9,796
01/01/2017 to 12/31/2017	$12.24215	$13.07892	4,168
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$12.80086	$6.94158	0
01/01/2009 to 12/31/2009	$6.94158	$8.93256	0
01/01/2010 to 12/31/2010	$8.93256	$11.48487	0
01/01/2011 to 12/31/2011	$11.48487	$9.67996	0
01/01/2012 to 12/31/2012	$9.67996	$11.27386	0
01/01/2013 to 12/31/2013	$11.27386	$15.39892	0
01/01/2014 to 12/31/2014	$15.39892	$15.67495	0
01/01/2015 to 12/31/2015	$15.67495	$15.40763	0
01/01/2016 to 12/31/2016	$15.40763	$16.09717	0
01/01/2017 to 12/31/2017	$16.09717	$19.93980	0
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.70787	$7.38159	0
01/01/2009 to 12/31/2009	$7.38159	$9.58800	0
01/01/2010 to 12/31/2010	$9.58800	$12.68769	0
01/01/2011 to 12/31/2011	$12.68769	$12.18718	0
01/01/2012 to 12/31/2012	$12.18718	$13.26025	0
01/01/2013 to 12/31/2013	$13.26025	$17.38689	0
01/01/2014 to 12/31/2014	$17.38689	$17.50930	0
01/01/2015 to 12/31/2015	$17.50930	$17.11733	0
01/01/2016 to 12/31/2016	$17.11733	$18.61035	0
01/01/2017 to 12/31/2017	$18.61035	$22.37143	0
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.22238	$7.65044	0
01/01/2009 to 12/31/2009	$7.65044	$9.42475	0
01/01/2010 to 12/31/2010	$9.42475	$11.51877	0
01/01/2011 to 12/31/2011	$11.51877	$10.50586	0
01/01/2012 to 12/31/2012	$10.50586	$12.04083	0
01/01/2013 to 12/31/2013	$12.04083	$16.04827	0
01/01/2014 to 12/31/2014	$16.04827	$16.38706	0
01/01/2015 to 12/31/2015	$16.38706	$15.21026	0
01/01/2016 to 12/31/2016	$15.21026	$19.06416	0
01/01/2017 to 12/31/2017	$19.06416	$19.85248	0
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.22471	$6.32721	0
01/01/2009 to 12/31/2009	$6.32721	$7.59785	0
01/01/2010 to 12/31/2010	$7.59785	$8.34616	0
01/01/2011 to 12/31/2011	$8.34616	$7.96347	0
01/01/2012 to 12/31/2012	$7.96347	$9.05661	0
01/01/2013 to 12/31/2013	$9.05661	$11.39287	0
01/01/2014 to 12/31/2014	$11.39287	$11.87628	0
01/01/2015 to 10/16/2015	$11.87628	$10.89077	0

A-144

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.89258	$7.43211	0
01/01/2009 to 12/31/2009	$7.43211	$11.05692	0
01/01/2010 to 12/31/2010	$11.05692	$12.42115	0
01/01/2011 to 12/31/2011	$12.42115	$11.84489	0
01/01/2012 to 12/31/2012	$11.84489	$13.50902	0
01/01/2013 to 12/31/2013	$13.50902	$18.87308	0
01/01/2014 to 12/31/2014	$18.87308	$19.83469	0
01/01/2015 to 12/31/2015	$19.83469	$21.08351	0
01/01/2016 to 12/31/2016	$21.08351	$21.00458	0
01/01/2017 to 12/31/2017	$21.00458	$28.09631	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.27638	$7.46586	0
01/01/2009 to 12/31/2009	$7.46586	$8.56414	0
01/01/2010 to 12/31/2010	$8.56414	$9.34097	0
01/01/2011 to 12/31/2011	$9.34097	$9.01664	0
01/01/2012 to 12/31/2012	$9.01664	$9.91773	0
01/01/2013 to 12/31/2013	$9.91773	$12.95177	0
01/01/2014 to 12/31/2014	$12.95177	$12.75889	0
01/01/2015 to 12/31/2015	$12.75889	$11.62553	0
01/01/2016 to 12/31/2016	$11.62553	$11.96872	0
01/01/2017 to 12/31/2017	$11.96872	$13.53258	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.24254	$9.69332	0
01/01/2009 to 12/31/2009	$9.69332	$10.54179	0
01/01/2010 to 12/31/2010	$10.54179	$10.81292	0
01/01/2011 to 12/31/2011	$10.81292	$10.92173	0
01/01/2012 to 12/31/2012	$10.92173	$11.14710	0
01/01/2013 to 12/31/2013	$11.14710	$10.40683	0
01/01/2014 to 12/31/2014	$10.40683	$10.15073	0
01/01/2015 to 12/31/2015	$10.15073	$9.39148	0
01/01/2016 to 12/31/2016	$9.39148	$9.50745	0
01/01/2017 to 12/31/2017	$9.50745	$9.41128	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.30515	$6.78480	0
01/01/2009 to 12/31/2009	$6.78480	$9.14039	0
01/01/2010 to 12/31/2010	$9.14039	$10.95964	0
01/01/2011 to 12/31/2011	$10.95964	$10.26440	0
01/01/2012 to 12/31/2012	$10.26440	$11.78889	0
01/01/2013 to 12/31/2013	$11.78889	$15.14211	0
01/01/2014 to 12/31/2014	$15.14211	$16.88657	0
01/01/2015 to 12/31/2015	$16.88657	$15.29742	0
01/01/2016 to 12/31/2016	$15.29742	$16.91650	0
01/01/2017 to 12/31/2017	$16.91650	$19.45142	0
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.96257	$9.16004	0
01/01/2009 to 12/31/2009	$9.16004	$9.91861	0
01/01/2010 to 12/31/2010	$9.91861	$10.37131	0
01/01/2011 to 12/31/2011	$10.37131	$10.66696	0
01/01/2012 to 12/31/2012	$10.66696	$11.15888	0
01/01/2013 to 12/31/2013	$11.15888	$10.66254	0
01/01/2014 to 12/31/2014	$10.66254	$11.08711	0
01/01/2015 to 12/31/2015	$11.08711	$10.88748	0
01/01/2016 to 12/31/2016	$10.88748	$11.10563	0
01/01/2017 to 12/31/2017	$11.10563	$11.45296	0

A-145

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$14.49684	$8.22758	0
01/01/2009 to 12/31/2009	$8.22758	$9.25320	0
01/01/2010 to 07/16/2010	$9.25320	$8.72470	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$11.72133	$8.27727	0
01/01/2009 to 12/31/2009	$8.27727	$11.55923	0
01/01/2010 to 07/16/2010	$11.55923	$10.71842	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.73548	$10.49583	0
01/01/2011 to 12/31/2011	$10.49583	$8.87913	0
01/01/2012 to 12/31/2012	$8.87913	$9.79050	0
01/01/2013 to 12/31/2013	$9.79050	$11.39051	0
01/01/2014 to 12/31/2014	$11.39051	$10.46304	0
01/01/2015 to 12/31/2015	$10.46304	$10.38197	0
01/01/2016 to 12/31/2016	$10.38197	$10.39913	0
01/01/2017 to 12/31/2017	$10.39913	$12.59586	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.71853	$13.43202	0
01/01/2011 to 12/31/2011	$13.43202	$12.33167	0
01/01/2012 to 12/31/2012	$12.33167	$14.44378	0
01/01/2013 to 12/31/2013	$14.44378	$19.64529	0
01/01/2014 to 12/31/2014	$19.64529	$19.83482	0
01/01/2015 to 12/31/2015	$19.83482	$19.55164	0
01/01/2016 to 12/31/2016	$19.55164	$19.11208	0
01/01/2017 to 12/31/2017	$19.11208	$25.02101	0
*Denotes the start date of these sub-accounts

A-146

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.98923	$8.09138	371,911
01/01/2009 to 12/31/2009	$8.09138	$9.96159	250,364
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$17.53781	$11.32983	154,997
01/01/2009 to 12/31/2009	$11.32983	$13.21024	198,496
01/01/2010 to 12/31/2010	$13.21024	$14.88903	169,315
01/01/2011 to 12/31/2011	$14.88903	$15.26675	162,593
01/01/2012 to 05/04/2012	$15.26675	$16.62581	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.85722	$8.36951	237,851
01/01/2009 to 12/31/2009	$8.36951	$10.21620	257,542
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$16.61258	$16.62970	417,181
01/01/2009 to 12/31/2009	$16.62970	$18.14757	376,120
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$20.47855	$19.81564	673,230
01/01/2009 to 12/31/2009	$19.81564	$22.85951	695,034
01/01/2010 to 12/31/2010	$22.85951	$24.37768	586,949
01/01/2011 to 12/31/2011	$24.37768	$24.90106	532,204
01/01/2012 to 12/31/2012	$24.90106	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260

A-147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2015
01/28/2008* to 12/31/2008	$9.99918	$11.38294	161,639
01/01/2009 to 12/31/2009	$11.38294	$11.22699	140,596
01/01/2010 to 12/31/2010	$11.22699	$12.15736	82,764
01/01/2011 to 12/31/2011	$12.15736	$12.80646	90,616
01/01/2012 to 12/31/2012	$12.80646	$13.06095	53,184
01/01/2013 to 12/31/2013	$13.06095	$12.88732	60,588
01/01/2014 to 12/31/2014	$12.88732	$12.74487	63,451
01/01/2015 to 12/31/2015	$12.74487	$12.57919	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99945	$9.45452	981
01/01/2010 to 12/31/2010	$9.45452	$10.34991	1,607
01/01/2011 to 12/31/2011	$10.34991	$11.23403	5,489
01/01/2012 to 12/31/2012	$11.23403	$11.58470	5,649
01/01/2013 to 12/31/2013	$11.58470	$11.38997	1,513
01/01/2014 to 12/31/2014	$11.38997	$11.32867	0
01/01/2015 to 12/31/2015	$11.32867	$11.18973	23,531
01/01/2016 to 12/31/2016	$11.18973	$11.12872	0
01/01/2017 to 01/03/2017	$11.12872	$11.12443	0
AST Bond Portfolio 2017
01/04/2010* to 12/31/2010	$9.99890	$10.85036	0
01/01/2011 to 12/31/2011	$10.85036	$11.96728	1,453
01/01/2012 to 12/31/2012	$11.96728	$12.45405	2,044
01/01/2013 to 12/31/2013	$12.45405	$12.07586	3
01/01/2014 to 12/31/2014	$12.07586	$12.12598	0
01/01/2015 to 12/31/2015	$12.12598	$12.02471	8,777
01/01/2016 to 12/31/2016	$12.02471	$12.04281	204,506
01/01/2017 to 12/31/2017	$12.04281	$12.01083	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99918	$12.12599	11,683
01/01/2009 to 12/31/2009	$12.12599	$11.27834	9,475
01/01/2010 to 12/31/2010	$11.27834	$12.41449	0
01/01/2011 to 12/31/2011	$12.41449	$13.95934	2,627
01/01/2012 to 12/31/2012	$13.95934	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99918	$12.19549	9,569
01/01/2009 to 12/31/2009	$12.19549	$11.14382	0
01/01/2010 to 12/31/2010	$11.14382	$12.28579	4,945
01/01/2011 to 12/31/2011	$12.28579	$14.10576	0
01/01/2012 to 12/31/2012	$14.10576	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007

A-148

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99945	$8.86043	0
01/01/2010 to 12/31/2010	$8.86043	$9.81087	1,268
01/01/2011 to 12/31/2011	$9.81087	$11.52667	0
01/01/2012 to 12/31/2012	$11.52667	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99890	$11.09795	2,981
01/01/2011 to 12/31/2011	$11.09795	$13.21731	6,222
01/01/2012 to 12/31/2012	$13.21731	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99917	$12.11811	3,562
01/01/2012 to 12/31/2012	$12.11811	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99890	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947

A-149

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.23979	$7.88374	495,503
01/01/2009 to 12/31/2009	$7.88374	$9.78193	462,021
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$24.66508	$15.85953	111,995
01/01/2009 to 12/31/2009	$15.85953	$20.71416	96,981
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$29.91060	$17.56262	379,447
01/01/2009 to 12/31/2009	$17.56262	$20.72339	266,028
01/01/2010 to 12/31/2010	$20.72339	$23.15985	214,419
01/01/2011 to 12/31/2011	$23.15985	$21.66313	193,150
01/01/2012 to 12/31/2012	$21.66313	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$5.42853	$3.18198	295,139
01/01/2009 to 12/31/2009	$3.18198	$4.94864	301,894
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$14.14350	$14.35340	2,934,205
01/01/2009 to 12/31/2009	$14.35340	$14.24504	1,421,640
01/01/2010 to 12/31/2010	$14.24504	$14.10633	1,176,323
01/01/2011 to 12/31/2011	$14.10633	$13.96836	824,499
01/01/2012 to 12/31/2012	$13.96836	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000

A-150

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$25.41097	$14.71933	267,385
01/01/2009 to 12/31/2009	$14.71933	$17.40422	205,587
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$26.40296	$13.00882	552,699
01/01/2009 to 12/31/2009	$13.00882	$17.42364	377,357
01/01/2010 to 12/31/2010	$17.42364	$19.75009	307,090
01/01/2011 to 12/31/2011	$19.75009	$17.02575	256,898
01/01/2012 to 12/31/2012	$17.02575	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
AST International Value Portfolio
01/01/2008 to 12/31/2008	$23.92342	$13.26248	126,470
01/01/2009 to 12/31/2009	$13.26248	$17.13440	165,528
01/01/2010 to 12/31/2010	$17.13440	$18.84289	155,007
01/01/2011 to 12/31/2011	$18.84289	$16.31361	132,978
01/01/2012 to 12/31/2012	$16.31361	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$26.08651	$15.13880	128,075
01/01/2009 to 12/31/2009	$15.13880	$20.36525	111,338
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$22.28976	$12.43243	710,826
01/01/2009 to 12/31/2009	$12.43243	$15.97101	454,565
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997

A-151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$14.68204	$11.15535	140,679
01/01/2009 to 12/31/2009	$11.15535	$14.86526	152,690
01/01/2010 to 12/31/2010	$14.86526	$16.69088	119,402
01/01/2011 to 12/31/2011	$16.69088	$18.20472	95,056
01/01/2012 to 12/31/2012	$18.20472	$19.09127	125,238
01/01/2013 to 12/31/2013	$19.09127	$18.52236	176,423
01/01/2014 to 12/31/2014	$18.52236	$19.50869	186,315
01/01/2015 to 12/31/2015	$19.50869	$19.20092	238,289
01/01/2016 to 12/31/2016	$19.20092	$19.50399	267,817
01/01/2017 to 12/31/2017	$19.50399	$19.95686	192,334
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$9.98789	$6.29837	283,991
01/01/2009 to 12/31/2009	$6.29837	$7.75095	357,512
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$29.67441	$16.69152	258,551
01/01/2009 to 12/31/2009	$16.69152	$21.44714	202,478
01/01/2010 to 12/31/2010	$21.44714	$27.32148	181,262
01/01/2011 to 12/31/2011	$27.32148	$27.50480	154,240
01/01/2012 to 12/31/2012	$27.50480	$30.60136	127,169
01/01/2013 to 12/31/2013	$30.60136	$40.17491	109,479
01/01/2014 to 12/31/2014	$40.17491	$42.93095	105,092
01/01/2015 to 10/16/2015	$42.93095	$44.25350	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.28757	$6.98996	185,040
01/01/2009 to 12/31/2009	$6.98996	$8.48149	130,897
01/01/2010 to 12/31/2010	$8.48149	$10.09845	108,496
01/01/2011 to 04/29/2011	$10.09845	$11.35137	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$35.87325	$20.50660	269,632
01/01/2009 to 12/31/2009	$20.50660	$28.55300	181,892
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168

A-152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.55215	$9.20816	152,701
01/01/2009 to 12/31/2009	$9.20816	$10.94265	182,513
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.63961	$7.54939	125,578
01/01/2009 to 12/31/2009	$7.54939	$9.91508	89,622
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$18.11226	$11.65548	196,511
01/01/2009 to 12/31/2009	$11.65548	$15.45155	165,746
01/01/2010 to 12/31/2010	$15.45155	$20.86785	138,847
01/01/2011 to 12/31/2011	$20.86785	$20.45715	118,573
01/01/2012 to 12/31/2012	$20.45715	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$23.42120	$16.29658	265,536
01/01/2009 to 12/31/2009	$16.29658	$20.48991	179,703
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$14.84690	$8.54205	201,923
01/01/2009 to 12/31/2009	$8.54205	$10.46903	124,152
01/01/2010 to 12/31/2010	$10.46903	$11.73696	109,186
01/01/2011 to 12/31/2011	$11.73696	$11.42922	78,033
01/01/2012 to 12/31/2012	$11.42922	$13.26679	174,018
01/01/2013 to 12/31/2013	$13.26679	$17.03305	99,497
01/01/2014 to 12/31/2014	$17.03305	$18.12190	123,842
01/01/2015 to 10/16/2015	$18.12190	$16.88889	0

A-153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.92002	$9.95546	118,069
01/01/2009 to 12/31/2009	$9.95546	$15.11626	139,111
01/01/2010 to 12/31/2010	$15.11626	$17.33121	91,822
01/01/2011 to 12/31/2011	$17.33121	$16.86715	92,278
01/01/2012 to 12/31/2012	$16.86715	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$14.76762	$9.16648	175,827
01/01/2009 to 12/31/2009	$9.16648	$10.73192	110,665
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$16.30994	$15.75360	157,502
01/01/2009 to 12/31/2009	$15.75360	$17.48558	152,843
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$14.11558	$8.64660	81,270
01/01/2009 to 12/31/2009	$8.64660	$11.88890	67,540
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98760	$9.37246	57,790
01/01/2009 to 12/31/2009	$9.37246	$10.35775	14,693
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254

A-154

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$19.67228	$11.39568	35,866
01/01/2009 to 12/31/2009	$11.39568	$13.08062	27,089
01/01/2010 to 07/16/2010	$13.08062	$12.46990	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$11.77384	$8.48604	6,360
01/01/2009 to 12/31/2009	$8.48604	$12.09515	13,022
01/01/2010 to 07/16/2010	$12.09515	$11.33963	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.48530	$15.14263	24,499
01/01/2011 to 12/31/2011	$15.14263	$13.07413	29,906
01/01/2012 to 12/31/2012	$13.07413	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.33975	$14.34444	6,844
01/01/2011 to 12/31/2011	$14.34444	$13.44045	14,852
01/01/2012 to 12/31/2012	$13.44045	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
*Denotes the start date of these sub-accounts

A-155

Optimum Plus
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.88864	$7.99093	12,114,227
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$16.77403	$10.79256	7,608,971
01/01/2009 to 12/31/2009	$10.79256	$12.53288	6,004,439
01/01/2010 to 12/31/2010	$12.53288	$14.06847	4,660,547
01/01/2011 to 12/31/2011	$14.06847	$14.36715	3,992,940
01/01/2012 to 05/04/2012	$14.36715	$15.62435	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.75760	$8.26563	7,213,953
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$15.78204	$15.73455	15,096,348
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$19.75341	$19.03675	24,173,745
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083

A-156

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99923	$9.41627	0
01/01/2010 to 12/31/2010	$9.41627	$10.26652	0
01/01/2011 to 12/31/2011	$10.26652	$11.09863	0
01/01/2012 to 12/31/2012	$11.09863	$11.39878	0
01/01/2013 to 12/31/2013	$11.39878	$11.16186	0
01/01/2014 to 12/31/2014	$11.16186	$11.05653	0
01/01/2015 to 12/31/2015	$11.05653	$10.87676	0
01/01/2016 to 12/31/2016	$10.87676	$10.77400	0
01/01/2017 to 01/03/2017	$10.77400	$10.76937	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.13712	$7.78589	9,050,627
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$23.68684	$15.16868	3,322,496
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$37.71457	$22.05507	12,134,923
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143

A-157

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$5.26225	$3.07198	9,409,948
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$14.09878	$14.25018	57,864,919
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$25.47998	$14.69947	7,901,436
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$25.25363	$12.39204	15,378,715
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
AST International Value Portfolio
01/01/2008 to 12/31/2008	$22.72685	$12.54807	4,054,998
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690

A-158

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$41.53619	$24.00705	3,716,140
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$21.40284	$11.88928	23,595,291
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$14.26053	$10.79120	6,398,029
01/01/2009 to 12/31/2009	$10.79120	$14.32197	5,607,447
01/01/2010 to 12/31/2010	$14.32197	$16.01588	3,642,141
01/01/2011 to 12/31/2011	$16.01588	$17.39812	2,887,261
01/01/2012 to 12/31/2012	$17.39812	$18.17155	2,430,574
01/01/2013 to 12/31/2013	$18.17155	$17.55874	1,960,940
01/01/2014 to 12/31/2014	$17.55874	$18.41908	1,903,771
01/01/2015 to 12/31/2015	$18.41908	$18.05518	1,646,118
01/01/2016 to 12/31/2016	$18.05518	$18.26609	1,603,818
01/01/2017 to 12/31/2017	$18.26609	$18.61484	1,304,195
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$9.66121	$6.06772	19,334,321
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709

A-159

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$28.71910	$16.08867	10,066,875
01/01/2009 to 12/31/2009	$16.08867	$20.58915	8,075,857
01/01/2010 to 12/31/2010	$20.58915	$26.12264	6,544,893
01/01/2011 to 12/31/2011	$26.12264	$26.19165	5,249,931
01/01/2012 to 12/31/2012	$26.19165	$29.02246	4,393,380
01/01/2013 to 12/31/2013	$29.02246	$37.94808	3,738,653
01/01/2014 to 12/31/2014	$37.94808	$40.38744	3,194,846
01/01/2015 to 10/16/2015	$40.38744	$41.49835	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.84820	$6.71269	9,383,710
01/01/2009 to 12/31/2009	$6.71269	$8.11219	7,861,269
01/01/2010 to 12/31/2010	$8.11219	$9.61965	6,432,003
01/01/2011 to 04/29/2011	$9.61965	$10.79891	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$35.52944	$20.22783	9,025,522
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.45538	$9.09407	5,659,564
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.24831	$7.30302	4,055,466
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573

A-160

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$19.78721	$12.68177	3,286,399
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$22.40129	$15.52371	7,561,059
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$14.45121	$8.28071	3,533,290
01/01/2009 to 12/31/2009	$8.28071	$10.10771	2,626,014
01/01/2010 to 12/31/2010	$10.10771	$11.28616	1,846,042
01/01/2011 to 12/31/2011	$11.28616	$10.94593	1,500,093
01/01/2012 to 12/31/2012	$10.94593	$12.65428	1,579,345
01/01/2013 to 12/31/2013	$12.65428	$16.18108	1,587,391
01/01/2014 to 12/31/2014	$16.18108	$17.14589	1,448,412
01/01/2015 to 10/16/2015	$17.14589	$15.92821	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$16.13906	$9.45746	5,011,268
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$14.34369	$8.86731	4,556,147
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139

A-161

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$15.31462	$14.73239	5,032,896
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$13.71049	$8.36444	2,639,180
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98261	$9.32990	180,451
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
Evergreen VA International Equity Fund
01/01/2008 to 12/31/2008	$19.64729	$11.33506	1,273,726
01/01/2009 to 12/31/2009	$11.33506	$12.95850	967,995
01/01/2010 to 07/16/2010	$12.95850	$12.32657	0
Evergreen VA Omega Fund
01/01/2008 to 12/31/2008	$8.50981	$6.10870	1,160,754
01/01/2009 to 12/31/2009	$6.10870	$8.67141	1,282,779
01/01/2010 to 07/16/2010	$8.67141	$8.11198	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982

A-162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
*Denotes the start date of these sub-accounts

A-163

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632
Net Assets	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632

NET ASSETS, representing:
Accumulation units	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632
	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632

Units outstanding	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553

Portfolio shares held	23,076,695	17,547,984	497,232,400	12,586,937	44,150,608
Portfolio net asset value per share	$31.08	$34.65	$1.00	$11.57	$19.12
Investment in portfolio shares, at cost	$496,331,557	$358,705,241	$497,232,400	$116,373,820	$615,111,182

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$1,765,151	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,877,093	8,935,136	7,312,026	2,173,557	13,804,212

NET INVESTMENT INCOME (LOSS)	(10,877,093)	(8,935,136)	(5,546,875)	(2,173,557)	(13,804,212)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,465,259	53,928,977	—	8,790,660	32,333,832
Net change in unrealized gain (loss) on investments	18,545,017	127,337,937	—	279,087	65,441,327
NET GAIN (LOSS) ON INVESTMENTS	66,010,276	181,266,914	—	9,069,747	97,775,159

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,133,183	$172,331,778	$(5,546,875)	$6,896,190	$83,970,947

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304
Net Assets	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304

NET ASSETS, representing:
Accumulation units	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304
	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304

Units outstanding	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586

Portfolio shares held	5,959,005	19,285,929	12,699,459	3,441,862	9,565,304
Portfolio net asset value per share	$15.14	$10.07	$19.83	$25.78	$28.64
Investment in portfolio shares, at cost	$65,653,059	$169,520,463	$142,538,322	$65,285,739	$154,167,371

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,259,517	2,934,426	3,617,507	1,313,621	4,145,599
NET INVESTMENT INCOME (LOSS)	(1,259,517)	(2,934,426)	(3,617,507)	(1,313,621)	(4,145,599)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,734,950	9,418,383	19,759,382	6,410,228	23,936,722
Net change in unrealized gain (loss) on investments	9,253,995	5,482,979	38,895,318	8,315,459	(4,887,311)
NET GAIN (LOSS) ON INVESTMENTS	12,988,945	14,901,362	58,654,700	14,725,687	19,049,411

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,729,428	$11,966,936	$55,037,193	$13,412,066	$14,903,812

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071
Net Assets	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071

NET ASSETS, representing:
Accumulation units	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071
	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071

Units outstanding	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859

Portfolio shares held	53,225,817	8,803,705	9,671,457	21,116,421	19,687,489
Portfolio net asset value per share	$9.43	$23.75	$29.75	$12.64	$49.87
Investment in portfolio shares, at cost	$392,274,316	$144,789,221	$174,532,528	$249,769,498	$516,694,213

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,093,573	3,053,479	4,414,070	4,112,832	14,458,070

NET INVESTMENT INCOME (LOSS)	(7,093,573)	(3,053,479)	(4,414,070)	(4,112,832)	(14,458,070)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,724,797	14,916,987	21,224,880	3,574,543	105,890,556
Net change in unrealized gain (loss) on investments	101,548,396	8,841,299	27,715,388	5,580,590	167,415,820
NET GAIN (LOSS) ON INVESTMENTS	114,273,193	23,758,286	48,940,268	9,155,133	273,306,376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$107,179,620	$20,704,807	$44,526,198	$5,042,301	$258,848,306

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992
Net Assets	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992

NET ASSETS, representing:
Accumulation units	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992
	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992

Units outstanding	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631

Portfolio shares held	9,605,584	11,023,455	3,682,334	30,219,703	89,712,976
Portfolio net asset value per share	$23.71	$34.91	$44.51	$10.74	$13.64
Investment in portfolio shares, at cost	$117,822,892	$212,291,419	$114,627,717	$317,977,030	$1,103,673,884

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,309,671	5,465,316	2,318,290	4,991,913	18,830,738

NET INVESTMENT INCOME (LOSS)	(3,309,671)	(5,465,316)	(2,318,290)	(4,991,913)	(18,830,738)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,529,802	28,638,986	9,852,568	559,989	12,051,163
Net change in unrealized gain (loss) on investments	37,921,804	20,550,559	23,369,954	5,183,604	40,287,018
NET GAIN (LOSS) ON INVESTMENTS	58,451,606	49,189,545	33,222,522	5,743,593	52,338,181

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,141,935	$43,724,229	$30,904,232	$751,680	$33,507,443

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832
Net Assets	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832

NET ASSETS, representing:
Accumulation units	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832
	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832

Units outstanding	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546

Portfolio shares held	6,597,266	6,458,308	90,026,164	6,358,384	12,020,119
Portfolio net asset value per share	$30.55	$23.12	$29.29	$21.32	$20.52
Investment in portfolio shares, at cost	$128,384,979	$129,028,394	$1,844,076,358	$101,839,941	$186,210,880

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,727,572	2,102,374	41,601,762	2,016,334	3,588,428

NET INVESTMENT INCOME (LOSS)	(2,727,572)	(2,102,374)	(41,601,762)	(2,016,334)	(3,588,428)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,287,898	1,213,013	102,415,127	4,788,140	9,649,944
Net change in unrealized gain (loss) on investments	24,276,777	12,965,353	268,733,762	21,158,191	40,004,871
NET GAIN (LOSS) ON INVESTMENTS	38,564,675	14,178,366	371,148,889	25,946,331	49,654,815

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$35,837,103	$12,075,992	$329,547,127	$23,929,997	$46,066,387

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710
Net Assets	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710

NET ASSETS, representing:
Accumulation units	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710
	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710

Units outstanding	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355

Portfolio shares held	6,211,211	13,293,072	20,705,410	24,435,274	249,688,815
Portfolio net asset value per share	$30.80	$11.00	$17.93	$15.21	$18.98
Investment in portfolio shares, at cost	$144,283,206	$143,931,383	$245,610,035	$300,855,667	$2,931,194,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,538,139	2,172,891	5,275,140	5,878,681	76,778,191

NET INVESTMENT INCOME (LOSS)	(2,538,139)	(2,172,891)	(5,275,140)	(5,878,681)	(76,778,191)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,528,780	(342,365)	13,928,398	14,805,570	200,528,567
Net change in unrealized gain (loss) on investments	39,097,340	3,371,950	90,035,238	32,678,912	555,566,218
NET GAIN (LOSS) ON INVESTMENTS	44,626,120	3,029,585	103,963,636	47,484,482	756,094,785

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,087,981	$856,694	$98,688,496	$41,605,801	$679,316,594
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,065,691,089	$2,705,876,143	$1,832,187,535	$—	$832,893,402
Net Assets	$2,065,691,089	$2,705,876,143	$1,832,187,535	$—	$832,893,402

NET ASSETS, representing:
Accumulation units	$2,065,691,089	$2,705,876,143	$1,832,187,535	$—	$832,893,402
	$2,065,691,089	$2,705,876,143	$1,832,187,535	$—	$832,893,402

Units outstanding	147,946,002	158,748,670	117,509,300	—	60,889,182

Portfolio shares held	136,619,781	149,993,134	113,097,996	—	56,736,608
Portfolio net asset value per share	$15.12	$18.04	$16.20	$—	$14.68
Investment in portfolio shares, at cost	$1,549,396,548	$1,729,038,417	$1,375,187,747	$—	$622,832,576

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017*	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	34,432,640	43,394,626	31,035,298	8,106,011	12,831,169

NET INVESTMENT INCOME (LOSS)	(34,432,640)	(43,394,626)	(31,035,298)	(8,106,011)	(12,831,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,278,768	104,016,803	92,431,771	181,519,035	28,165,893
Net change in unrealized gain (loss) on investments	171,268,518	267,248,969	87,668,401	(112,181,412)	93,560,202
NET GAIN (LOSS) ON INVESTMENTS	244,547,286	371,265,772	180,100,172	69,337,623	121,726,095

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$210,114,646	$327,871,146	$149,064,874	$61,231,612	$108,894,926

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$655,138,885	$657,149,816	$512,988,421	$993,660	$3,376,276
Net Assets	$655,138,885	$657,149,816	$512,988,421	$993,660	$3,376,276

NET ASSETS, representing:
Accumulation units	$655,138,885	$657,149,816	$512,988,421	$993,660	$3,376,276
	$655,138,885	$657,149,816	$512,988,421	$993,660	$3,376,276

Units outstanding	43,144,541	48,368,104	38,402,873	46,688	127,859

Portfolio shares held	40,241,946	46,376,134	40,045,935	97,513	208,799
Portfolio net asset value per share	$16.28	$14.17	$12.81	$10.19	$16.17
Investment in portfolio shares, at cost	$465,275,926	$512,592,493	$453,329,340	$1,051,105	$2,600,208

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$7,125	$54,451

EXPENSES
Charges for mortality and expense risk,
and for administration	9,816,079	10,024,431	7,882,979	13,310	33,441

NET INVESTMENT INCOME (LOSS)	(9,816,079)	(10,024,431)	(7,882,979)	(6,185)	21,010

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	79,264	3,118
Net realized gain (loss) on shares redeemed	19,839,485	17,343,428	7,790,713	(2,462)	104,011
Net change in unrealized gain (loss) on investments	76,853,255	55,633,027	22,196,469	109,853	323,680
NET GAIN (LOSS) ON INVESTMENTS	96,692,740	72,976,455	29,987,182	186,655	430,809

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$86,876,661	$62,952,024	$22,104,203	$180,470	$451,819

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
ASSETS
Investment in the portfolios, at fair value	$445,992	$5,739,111	$10,115,813	$7,511,216	$2,664,413
Net Assets	$445,992	$5,739,111	$10,115,813	$7,511,216	$2,664,413

NET ASSETS, representing:
Accumulation units	$445,992	$5,739,111	$10,115,813	$7,511,216	$2,664,413
	$445,992	$5,739,111	$10,115,813	$7,511,216	$2,664,413

Units outstanding	11,430	313,267	381,124	748,020	1,569,919

Portfolio shares held	23,837	713,820	166,160	288,449	80,593
Portfolio net asset value per share	$18.71	$8.04	$60.88	$26.04	$33.06
Investment in portfolio shares, at cost	$308,942	$4,670,723	$8,787,250	$6,871,311	$2,902,768

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$15,711	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,203	63,664	131,737	94,998	45,922

NET INVESTMENT INCOME (LOSS)	(4,203)	(63,664)	(131,737)	(79,287)	(45,922)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,764	—	331,531	—	—
Net realized gain (loss) on shares redeemed	18,749	189,742	808,915	1,243,998	(582,703)
Net change in unrealized gain (loss) on investments	64,539	1,215,821	1,489,519	(313,096)	(58,737)
NET GAIN (LOSS) ON INVESTMENTS	107,052	1,405,563	2,629,965	930,902	(641,440)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$102,849	$1,341,899	$2,498,228	$851,615	$(687,362)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$11,552,437	$8,857,767	$10,253,798	$33,706,962	$9,698,818
Net Assets	$11,552,437	$8,857,767	$10,253,798	$33,706,962	$9,698,818

NET ASSETS, representing:
Accumulation units	$11,552,437	$8,857,767	$10,253,798	$33,706,962	$9,698,818
	$11,552,437	$8,857,767	$10,253,798	$33,706,962	$9,698,818

Units outstanding	363,716	386,603	442,773	1,626,560	421,158

Portfolio shares held	164,097	127,615	694,231	665,488	133,061
Portfolio net asset value per share	$70.40	$69.41	$14.77	$50.65	$72.89
Investment in portfolio shares, at cost	$11,376,800	$7,679,282	$10,160,003	$33,360,660	$8,260,969

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$34,499	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	144,312	117,865	111,516	365,729	148,419

NET INVESTMENT INCOME (LOSS)	(144,312)	(83,366)	(111,516)	(365,729)	(148,419)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,967,752	790,479	—
Net realized gain (loss) on shares redeemed	1,489,536	1,048,664	1,538,237	4,724,192	516,360
Net change in unrealized gain (loss) on investments	596,470	631,591	(499,124)	(640,452)	1,062,009
NET GAIN (LOSS) ON INVESTMENTS	2,086,006	1,680,255	3,006,865	4,874,219	1,578,369

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,941,694	$1,596,889	$2,895,349	$4,508,490	$1,429,950

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
ASSETS
Investment in the portfolios, at fair value	$9,932,592	$13,794,610	$11,647,043	$20,133,066	$7,600,038
Net Assets	$9,932,592	$13,794,610	$11,647,043	$20,133,066	$7,600,038

NET ASSETS, representing:
Accumulation units	$9,932,592	$13,794,610	$11,647,043	$20,133,066	$7,600,038
	$9,932,592	$13,794,610	$11,647,043	$20,133,066	$7,600,038

Units outstanding	423,777	666,657	864,965	1,502,884	366,818

Portfolio shares held	149,971	373,534	474,808	480,503	307,445
Portfolio net asset value per share	$66.23	$36.93	$24.53	$41.90	$24.72
Investment in portfolio shares, at cost	$8,999,946	$13,344,516	$11,501,677	$16,510,835	$7,464,457

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$121,623	$166,661	$215,482	$63,432	$46,008

EXPENSES
Charges for mortality and expense risk,
and for administration	151,314	183,344	180,733	298,031	141,026

NET INVESTMENT INCOME (LOSS)	(29,691)	(16,683)	34,749	(234,599)	(95,018)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	141,818	—	—	—	—
Net realized gain (loss) on shares redeemed	344,812	(1,147,892)	2,226,735	1,417,103	817,331
Net change in unrealized gain (loss) on investments	834,443	65,378	(211,714)	1,678,165	294,636
NET GAIN (LOSS) ON INVESTMENTS	1,321,073	(1,082,514)	2,015,021	3,095,268	1,111,967

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,291,382	$(1,099,197)	$2,049,770	$2,860,669	$1,016,949

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
ASSETS
Investment in the portfolios, at fair value	$30,473,156	$9,460,431	$12,595,920	$7,622,200	$6,343,383
Net Assets	$30,473,156	$9,460,431	$12,595,920	$7,622,200	$6,343,383

NET ASSETS, representing:
Accumulation units	$30,473,156	$9,460,431	$12,595,920	$7,622,200	$6,343,383
	$30,473,156	$9,460,431	$12,595,920	$7,622,200	$6,343,383

Units outstanding	1,297,848	458,774	490,833	105,730	453,414

Portfolio shares held	415,845	334,883	150,976	68,440	121,988
Portfolio net asset value per share	$73.28	$28.25	$83.43	$111.37	$52.00
Investment in portfolio shares, at cost	$28,631,014	$9,773,650	$10,842,069	$6,194,875	$5,321,029

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$335,807	$19,595	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	458,374	137,327	178,271	93,778	76,702

NET INVESTMENT INCOME (LOSS)	(458,374)	198,480	(158,676)	(93,778)	(76,702)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,889,391	341,545	—	—	—
Net realized gain (loss) on shares redeemed	645,729	(56,277)	1,323,508	861,104	494,659
Net change in unrealized gain (loss) on investments	3,141,204	(210,015)	1,011,027	1,357,255	449,590
NET GAIN (LOSS) ON INVESTMENTS	5,676,324	75,253	2,334,535	2,218,359	944,249

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,217,950	$273,733	$2,175,859	$2,124,581	$867,547

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$10,421,085	$20,183,413	$14,778,302	$4,346,789	$7,347,731
Net Assets	$10,421,085	$20,183,413	$14,778,302	$4,346,789	$7,347,731

NET ASSETS, representing:
Accumulation units	$10,421,085	$20,183,413	$14,778,302	$4,346,789	$7,347,731
	$10,421,085	$20,183,413	$14,778,302	$4,346,789	$7,347,731

Units outstanding	1,372,515	752,758	570,175	261,217	273,254

Portfolio shares held	527,650	423,665	317,063	112,786	110,227
Portfolio net asset value per share	$19.75	$47.64	$46.61	$38.54	$66.66
Investment in portfolio shares, at cost	$10,419,980	$18,872,738	$14,187,961	$4,233,313	$7,361,229

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$46,185	$46,551	$76,536

EXPENSES
Charges for mortality and expense risk,
and for administration	167,264	288,281	247,594	63,974	109,321

NET INVESTMENT INCOME (LOSS)	(167,264)	(288,281)	(201,409)	(17,423)	(32,785)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,776,449	914,408	20,747	320,323
Net realized gain (loss) on shares redeemed	(39,725)	911,957	1,567,954	(69,910)	55,723
Net change in unrealized gain (loss) on investments	654,736	693,994	(889,048)	441,228	172,382
NET GAIN (LOSS) ON INVESTMENTS	615,011	3,382,400	1,593,314	392,065	548,428

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$447,747	$3,094,119	$1,391,905	$374,642	$515,643

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
ASSETS
Investment in the portfolios, at fair value	$3,078,825	$22,390,121	$3,542,339	$19,503,671	$123,319
Net Assets	$3,078,825	$22,390,121	$3,542,339	$19,503,671	$123,319

NET ASSETS, representing:
Accumulation units	$3,078,825	$22,390,121	$3,542,339	$19,503,671	$123,319
	$3,078,825	$22,390,121	$3,542,339	$19,503,671	$123,319

Units outstanding	2,029,271	1,083,299	207,566	648,610	86,345

Portfolio shares held	66,041	523,868	67,064	495,772	3,632
Portfolio net asset value per share	$46.62	$42.74	$52.82	$39.34	$33.95
Investment in portfolio shares, at cost	$3,087,236	$22,330,367	$3,187,277	$18,793,716	$130,303

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$8,201	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	73,044	282,086	38,886	281,862	2,414

NET INVESTMENT INCOME (LOSS)	(73,044)	(282,086)	(30,685)	(281,862)	(2,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	78,955	—	1,504,290	1,097
Net realized gain (loss) on shares redeemed	(679,461)	5,565,996	714,674	1,513,257	(30,446)
Net change in unrealized gain (loss) on investments	133,378	(203,932)	176,015	(723,580)	(8,311)
NET GAIN (LOSS) ON INVESTMENTS	(546,083)	5,441,019	890,689	2,293,967	(37,660)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(619,127)	$5,158,933	$860,004	$2,012,105	$(40,074)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
ASSETS
Investment in the portfolios, at fair value	$626,882	$191,356	$12,451,611	$7,507,426	$5,140,887
Net Assets	$626,882	$191,356	$12,451,611	$7,507,426	$5,140,887

NET ASSETS, representing:
Accumulation units	$626,882	$191,356	$12,451,611	$7,507,426	$5,140,887
	$626,882	$191,356	$12,451,611	$7,507,426	$5,140,887

Units outstanding	836,939	139,337	510,326	509,399	475,902

Portfolio shares held	54,846	14,731	247,695	178,493	144,732
Portfolio net asset value per share	$11.43	$12.99	$50.27	$42.06	$35.52
Investment in portfolio shares, at cost	$674,846	$189,737	$11,283,787	$6,232,772	$5,509,041

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$2,378	$3,889	$252,605

EXPENSES
Charges for mortality and expense risk,
and for administration	14,046	5,336	194,691	91,312	82,822

NET INVESTMENT INCOME (LOSS)	(14,046)	(5,336)	(192,313)	(87,423)	169,783

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	111,223	—	310,237
Net realized gain (loss) on shares redeemed	(317,708)	51,630	2,154,155	1,252,940	(220,167)
Net change in unrealized gain (loss) on investments	(24,160)	1,090	(1,360,851)	909,136	(668,703)
NET GAIN (LOSS) ON INVESTMENTS	(341,868)	52,720	904,527	2,162,076	(578,633)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(355,914)	$47,384	$712,214	$2,074,653	$(408,850)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$15,747,096	$51,453,201	$9,350,555	$22,354,060	$21,496,306
Net Assets	$15,747,096	$51,453,201	$9,350,555	$22,354,060	$21,496,306

NET ASSETS, representing:
Accumulation units	$15,747,096	$51,453,201	$9,350,555	$22,354,060	$21,496,306
	$15,747,096	$51,453,201	$9,350,555	$22,354,060	$21,496,306

Units outstanding	343,537	5,201,616	344,350	1,015,423	939,342

Portfolio shares held	197,580	453,172	327,057	489,684	310,506
Portfolio net asset value per share	$79.70	$113.54	$28.59	$45.65	$69.23
Investment in portfolio shares, at cost	$15,550,797	$40,664,072	$9,071,461	$22,157,751	$19,312,886

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$422,903	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	204,450	515,297	104,605	297,749	269,841

NET INVESTMENT INCOME (LOSS)	(204,450)	(515,297)	(104,605)	125,154	(269,841)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,329,336	1,062,216	826,934	692,832	759,145
Net realized gain (loss) on shares redeemed	3,454,470	11,560,521	1,636,472	1,424,841	915,535
Net change in unrealized gain (loss) on investments	(767,998)	10,221,528	(622,717)	(553,661)	2,728,610
NET GAIN (LOSS) ON INVESTMENTS	4,015,808	22,844,265	1,840,689	1,564,012	4,403,290

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,811,358	$22,328,968	$1,736,084	$1,689,166	$4,133,449

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100 Fund	Rydex VT Inverse S&P 500 Strategy Fund	Invesco V.I. Global Health Care Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$15,937,536	$1,367,809	$8,899,080	$18,595	$28,295,421
Net Assets	$15,937,536	$1,367,809	$8,899,080	$18,595	$28,295,421

NET ASSETS, representing:
Accumulation units	$15,937,536	$1,367,809	$8,899,080	$18,595	$28,295,421
	$15,937,536	$1,367,809	$8,899,080	$18,595	$28,295,421

Units outstanding	905,706	86,705	460,674	9,044	1,002,863

Portfolio shares held	341,787	12,106	229,950	267	1,070,175
Portfolio net asset value per share	$46.63	$112.99	$38.70	$69.60	$26.44
Investment in portfolio shares, at cost	$13,985,585	$442,438	$5,353,505	$46,074	$34,048,679
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100 Fund	Rydex VT Inverse S&P 500 Strategy Fund	Invesco V.I. Global Health Care Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$156,411	$657	$—	$—	$108,260

EXPENSES
Charges for mortality and expense risk,
and for administration	223,136	18,692	119,444	277	402,723

NET INVESTMENT INCOME (LOSS)	(66,725)	(18,035)	(119,444)	(277)	(294,463)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	57,867	632,288	—	1,503,788
Net realized gain (loss) on shares redeemed	1,587,922	145,936	434,548	(1,134)	(409,920)
Net change in unrealized gain (loss) on investments	251,101	164,155	1,217,051	(2,633)	3,288,882
NET GAIN (LOSS) ON INVESTMENTS	1,839,023	367,958	2,283,887	(3,767)	4,382,750

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,772,298	$349,923	$2,164,443	$(4,044)	$4,088,287

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST FI Pyramis Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$21,668,801	$20,652,621	$321,867	$1,278,769	$1,146,433,292
Net Assets	$21,668,801	$20,652,621	$321,867	$1,278,769	$1,146,433,292

NET ASSETS, representing:
Accumulation units	$21,668,801	$20,652,621	$321,867	$1,278,769	$1,146,433,292
	$21,668,801	$20,652,621	$321,867	$1,278,769	$1,146,433,292

Units outstanding	1,741,166	449,626	29,801	50,603	79,948,244

Portfolio shares held	943,352	1,009,908	59,827	125,616	77,200,895
Portfolio net asset value per share	$22.97	$20.45	$5.38	$10.18	$14.85
Investment in portfolio shares, at cost	$17,669,283	$13,038,355	$294,185	$1,078,830	$810,071,083

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$154,481	$9,282	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	277,195	292,943	4,942	16,994	18,609,779

NET INVESTMENT INCOME (LOSS)	(277,195)	(138,462)	4,340	(16,994)	(18,609,779)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,069,134	880,534	—	35,576	—
Net realized gain (loss) on shares redeemed	803,803	746,887	12,503	82,013	41,687,191
Net change in unrealized gain (loss) on investments	3,985,117	625,369	53,428	156,804	129,555,959
NET GAIN (LOSS) ON INVESTMENTS	5,858,054	2,252,790	65,931	274,393	171,243,150

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,580,859	$2,114,328	$70,271	$257,399	$152,633,371

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
ASSETS
Investment in the portfolios, at fair value	$4,871,020,176	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977
Net Assets	$4,871,020,176	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977

NET ASSETS, representing:
Accumulation units	$4,871,020,176	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977
	$4,871,020,176	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977

Units outstanding	317,158,851	100,476,598	67,018,420	5,321,672	2,554,978

Portfolio shares held	293,611,825	94,189,151	141,164,984	5,331,920	3,099,809
Portfolio net asset value per share	$16.59	$18.86	$7.50	$12.73	$10.61
Investment in portfolio shares, at cost	$3,990,432,235	$1,137,133,805	$1,038,278,322	$66,108,862	$32,426,502

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	68,103,140	28,668,932	23,113,774	1,145,911	806,421

NET INVESTMENT INCOME (LOSS)	(68,103,140)	(28,668,932)	(23,113,774)	(1,145,911)	(806,421)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	144,376,121	77,244,119	5,480,384	618,980	837,764
Net change in unrealized gain (loss) on investments	479,547,452	195,381,799	62,046,751	(256,336)	(493,296)
NET GAIN (LOSS) ON INVESTMENTS	623,923,573	272,625,918	67,527,135	362,644	344,468

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$555,820,433	$243,956,986	$44,413,361	$(783,267)	$(461,953)

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$37,280,068	$124,977,537	$—	$47,838,896	$—
Net Assets	$37,280,068	$124,977,537	$—	$47,838,896	$—

NET ASSETS, representing:
Accumulation units	$37,280,068	$124,977,537	$—	$47,838,896	$—
	$37,280,068	$124,977,537	$—	$47,838,896	$—

Units outstanding	2,590,983	11,487,660	—	4,389,342	—

Portfolio shares held	2,975,265	12,361,774	—	6,993,991	—
Portfolio net asset value per share	$12.53	$10.11	$—	$6.84	$—
Investment in portfolio shares, at cost	$33,320,623	$101,284,226	$—	$47,222,223	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	1/3/2017*	12/31/2017	4/28/2017*

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	526,063	1,645,705	15	1,520,526	126,809

NET INVESTMENT INCOME (LOSS)	(526,063)	(1,645,705)	(15)	(1,520,526)	(126,809)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	729,069	291,867	(16)	1,591,635	3,699,630
Net change in unrealized gain (loss) on investments	2,913,027	24,485,564	—	(619,435)	(2,745,749)
NET GAIN (LOSS) ON INVESTMENTS	3,642,096	24,777,431	(16)	972,200	953,881

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,116,033	$23,131,726	$(31)	$(548,326)	$827,072

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$78,395,914	$130,635	$55,271,875	$2,429,948	$16,862,364
Net Assets	$78,395,914	$130,635	$55,271,875	$2,429,948	$16,862,364

NET ASSETS, representing:
Accumulation units	$78,395,914	$130,635	$55,271,875	$2,429,948	$16,862,364
	$78,395,914	$130,635	$55,271,875	$2,429,948	$16,862,364

Units outstanding	3,001,410	11,615	4,311,036	96,972	626,412

Portfolio shares held	2,524,828	10,603	3,737,111	87,064	581,661
Portfolio net asset value per share	$31.05	$12.32	$14.79	$27.91	$28.99
Investment in portfolio shares, at cost	$59,336,284	$129,857	$54,511,053	$2,160,003	$14,414,315

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$274	$40,517

EXPENSES
Charges for mortality and expense risk,
and for administration	1,025,661	567,706	1,681,784	32,503	220,033

NET INVESTMENT INCOME (LOSS)	(1,025,661)	(567,706)	(1,681,784)	(32,229)	(179,516)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	69,616	516,886
Net realized gain (loss) on shares redeemed	2,049,810	473,839	1,732,892	81,080	(655,016)
Net change in unrealized gain (loss) on investments	18,253,389	(219,367)	(99,293)	522,814	4,933,016
NET GAIN (LOSS) ON INVESTMENTS	20,303,199	254,472	1,633,599	673,510	4,794,886

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,277,538	$(313,234)	$(48,185)	$641,281	$4,615,370

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$12,231,468	$13,977,373	$44,338,374	$136,764,963	$132,986,885
Net Assets	$12,231,468	$13,977,373	$44,338,374	$136,764,963	$132,986,885

NET ASSETS, representing:
Accumulation units	$12,231,468	$13,977,373	$44,338,374	$136,764,963	$132,986,885
	$12,231,468	$13,977,373	$44,338,374	$136,764,963	$132,986,885

Units outstanding	538,192	672,082	3,753,514	8,943,072	10,477,177

Portfolio shares held	1,172,720	2,617,486	3,260,175	8,189,519	9,485,512
Portfolio net asset value per share	$10.43	$5.34	$13.60	$16.70	$14.02
Investment in portfolio shares, at cost	$11,042,164	$13,025,974	$44,866,722	$109,122,735	$112,579,612

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$392,471	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	159,479	170,595	1,352,013	1,872,623	2,061,024

NET INVESTMENT INCOME (LOSS)	(159,479)	221,876	(1,352,013)	(1,872,623)	(2,061,024)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	341,979	—	—	—	—
Net realized gain (loss) on shares redeemed	(349,461)	(58,146)	1,052,445	7,996,095	3,896,610
Net change in unrealized gain (loss) on investments	2,751,975	2,528,747	386,877	15,029,825	11,023,485
NET GAIN (LOSS) ON INVESTMENTS	2,744,493	2,470,601	1,439,322	23,025,920	14,920,095

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,585,014	$2,692,477	$87,309	$21,153,297	$12,859,071

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$26,417,163	$551,811	$4,783,485	$2,544,051	$5,185,204
Net Assets	$26,417,163	$551,811	$4,783,485	$2,544,051	$5,185,204

NET ASSETS, representing:
Accumulation units	$26,417,163	$551,811	$4,783,485	$2,544,051	$5,185,204
	$26,417,163	$551,811	$4,783,485	$2,544,051	$5,185,204

Units outstanding	1,398,536	51,391	228,901	116,605	241,441

Portfolio shares held	971,934	53,315	285,411	94,050	191,054
Portfolio net asset value per share	$27.18	$10.35	$16.76	$27.05	$27.14
Investment in portfolio shares, at cost	$23,465,563	$550,957	$2,167,634	$1,989,464	$3,694,770

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$458,225	$16,745	$—	$23,423	$32,593

EXPENSES
Charges for mortality and expense risk,
and for administration	376,634	5,746	46,497	35,669	68,945

NET INVESTMENT INCOME (LOSS)	81,591	10,999	(46,497)	(12,246)	(36,352)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	939,243	388	—	205,379	391,841
Net realized gain (loss) on shares redeemed	1,825,184	187	295,586	163,763	222,659
Net change in unrealized gain (loss) on investments	(917,622)	1,743	840,643	83,744	269,731
NET GAIN (LOSS) ON INVESTMENTS	1,846,805	2,318	1,136,229	452,886	884,231

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,928,396	$13,317	$1,089,732	$440,640	$847,879

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$93,378,081	$26,687,212	$175,215,370	$3,296,129	$83,662,788
Net Assets	$93,378,081	$26,687,212	$175,215,370	$3,296,129	$83,662,788

NET ASSETS, representing:
Accumulation units	$93,378,081	$26,687,212	$175,215,370	$3,296,129	$83,662,788
	$93,378,081	$26,687,212	$175,215,370	$3,296,129	$83,662,788

Units outstanding	8,326,133	2,647,125	12,192,213	303,306	4,510,989

Portfolio shares held	7,591,714	2,340,984	11,326,139	289,134	4,162,328
Portfolio net asset value per share	$12.30	$11.40	$15.47	$11.40	$20.10
Investment in portfolio shares, at cost	$88,256,276	$27,326,359	$127,959,987	$3,185,871	$67,111,914

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,345,251	682,170	2,604,175	25,495	1,204,871

NET INVESTMENT INCOME (LOSS)	(1,345,251)	(682,170)	(2,604,175)	(25,495)	(1,204,871)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	740,568	2,625,081	6,890,778	66,025	2,254,451
Net change in unrealized gain (loss) on investments	3,935,278	(1,927,098)	18,902,047	131,134	10,213,212
NET GAIN (LOSS) ON INVESTMENTS	4,675,846	697,983	25,792,825	197,159	12,467,663

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,330,595	$15,813	$23,188,650	$171,664	$11,262,792

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$13,010,251	$58,692,580	$4,975,134	$67,378,571	$—
Net Assets	$13,010,251	$58,692,580	$4,975,134	$67,378,571	$—

NET ASSETS, representing:
Accumulation units	$13,010,251	$58,692,580	$4,975,134	$67,378,571	$—
	$13,010,251	$58,692,580	$4,975,134	$67,378,571	$—

Units outstanding	770,065	5,920,396	409,511	4,114,041	—

Portfolio shares held	2,314,991	5,394,539	388,076	3,821,813	—
Portfolio net asset value per share	$5.62	$10.88	$12.82	$17.63	$—
Investment in portfolio shares, at cost	$12,244,338	$58,756,499	$4,367,816	$54,265,988	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	4/28/2017*

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	176,661	414,552	46,986	987,873	3,461

NET INVESTMENT INCOME (LOSS)	(176,661)	(414,552)	(46,986)	(987,873)	(3,461)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	803,724	—	—	—	—
Net realized gain (loss) on shares redeemed	215,643	199,408	508,375	2,010,656	72,359
Net change in unrealized gain (loss) on investments	1,553,655	(210,282)	578,036	8,833,869	15,497
NET GAIN (LOSS) ON INVESTMENTS	2,573,022	(10,874)	1,086,411	10,844,525	87,856

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,396,361	$(425,426)	$1,039,425	$9,856,652	$84,395

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$917,413	$165,593	$—	$—	$4,601,960
Net Assets	$917,413	$165,593	$—	$—	$4,601,960

NET ASSETS, representing:
Accumulation units	$917,413	$165,593	$—	$—	$4,601,960
	$917,413	$165,593	$—	$—	$4,601,960

Units outstanding	95,725	14,021	—	—	268,559

Portfolio shares held	917,413	21,904	—	—	251,199
Portfolio net asset value per share	$1.00	$7.56	$—	$—	$18.32
Investment in portfolio shares, at cost	$917,413	$189,503	$—	$—	$3,694,248

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	4/28/2017*	4/28/2017*	12/31/2017

INVESTMENT INCOME
Dividend income	$3,496	$10,295	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,513	1,687	244,581	510,692	67,171

NET INVESTMENT INCOME (LOSS)	(5,017)	8,608	(244,581)	(510,692)	(67,171)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	(3,529)	3,712,207	6,081,205	459,392
Net change in unrealized gain (loss) on investments	—	3,901	(1,922,234)	(3,680,440)	462,374
NET GAIN (LOSS) ON INVESTMENTS	—	372	1,789,973	2,400,765	921,766

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,017)	$8,980	$1,545,392	$1,890,073	$854,595

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$3,505,578	$7,841,947	$116,810,855	$156,690,254	$38,429,014
Net Assets	$3,505,578	$7,841,947	$116,810,855	$156,690,254	$38,429,014

NET ASSETS, representing:
Accumulation units	$3,505,578	$7,841,947	$116,810,855	$156,690,254	$38,429,014
	$3,505,578	$7,841,947	$116,810,855	$156,690,254	$38,429,014

Units outstanding	202,734	692,501	11,718,449	15,773,702	2,832,902

Portfolio shares held	188,472	640,159	11,040,724	15,168,466	2,850,817
Portfolio net asset value per share	$18.60	$12.25	$10.58	$10.33	$13.48
Investment in portfolio shares, at cost	$2,832,927	$7,782,852	$113,923,556	$152,630,193	$29,212,205

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$338,364

EXPENSES
Charges for mortality and expense risk,
and for administration	55,830	248,368	2,941,123	3,736,055	474,336

NET INVESTMENT INCOME (LOSS)	(55,830)	(248,368)	(2,941,123)	(3,736,055)	(135,972)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	209,667	200,742	(4,861,993)	(8,600,450)	983,705
Net change in unrealized gain (loss) on investments	465,152	122,951	10,063,583	15,921,770	10,546,845
NET GAIN (LOSS) ON INVESTMENTS	674,819	323,693	5,201,590	7,321,320	11,530,550

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$618,989	$75,325	$2,260,467	$3,585,265	$11,394,578
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2017

SUBACCOUNTS
AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$5,521,326
Net Assets	$5,521,326

NET ASSETS, representing:
Accumulation units	$5,521,326
$5,521,326

Units outstanding	550,819

Portfolio shares held	540,247
Portfolio net asset value per share	$10.22
Investment in portfolio shares, at cost	$5,528,438

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

SUBACCOUNTS
AST Bond Portfolio 2028
1/3/2017**
to
12/31/2017

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	30,242

NET INVESTMENT INCOME (LOSS)	(30,242)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	5,643
Net change in unrealized gain (loss) on investments	(7,113)
NET GAIN (LOSS) ON INVESTMENTS	(1,470)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(31,712)

**Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,877,093)	$(8,935,136)	$(5,546,875)	$(2,173,557)	$(13,804,212)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,465,259	53,928,977	—	8,790,660	32,333,832
Net change in unrealized gain (loss) on investments	18,545,017	127,337,937	—	279,087	65,441,327
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,133,183	172,331,778	(5,546,875)	6,896,190	83,970,947

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,737,219	661,750	6,176,941	519,252	860,829
Annuity payments	(1,663,824)	(404,262)	(5,633,091)	(432,804)	(653,150)
Surrenders, withdrawals and death benefits	(73,097,620)	(57,467,878)	(564,139,496)	(14,589,164)	(62,925,663)
Net transfers between other subaccounts
or fixed rate option	32,734,717	(88,175)	484,417,068	(4,029,444)	(16,796,834)
Miscellaneous transactions	56	(8,638)	(1,236)	(2,277)	(3,402)
Other charges	(2,052,448)	(3,227,783)	(1,254,668)	(812,827)	(5,883,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,341,900)	(60,534,986)	(80,434,482)	(19,347,264)	(85,402,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,791,283	111,796,792	(85,981,357)	(12,451,074)	(1,431,234)

NET ASSETS
Beginning of period	704,432,413	496,240,849	583,213,757	158,081,934	845,590,866
End of period	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632

Beginning units	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773
Units issued	3,561,007	3,147,838	37,240,168	499,538	4,936,481
Units redeemed	(5,996,612)	(7,008,999)	(45,701,537)	(992,764)	(12,812,701)
Ending units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,259,517)	$(2,934,426)	$(3,617,507)	$(1,313,621)	$(4,145,599)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,734,950	9,418,383	19,759,382	6,410,228	23,936,722
Net change in unrealized gain (loss) on investments	9,253,995	5,482,979	38,895,318	8,315,459	(4,887,311)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,729,428	11,966,936	55,037,193	13,412,066	14,903,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	471,983	2,107,695	860,856	233,025	741,190
Annuity payments	(72,905)	(433,527)	(457,805)	(106,124)	(625,064)
Surrenders, withdrawals and death benefits	(8,823,498)	(22,989,275)	(23,803,850)	(8,039,493)	(30,665,229)
Net transfers between other subaccounts
or fixed rate option	5,137,776	(7,860,389)	(3,917,445)	261,732	1,026,531
Miscellaneous transactions	1,173	(2,924)	(2,145)	1,315	11,351
Other charges	(443,728)	(775,556)	(926,219)	(486,012)	(797,771)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,729,199)	(29,953,976)	(28,246,608)	(8,135,557)	(30,308,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,000,229	(17,987,040)	26,790,585	5,276,509	(15,405,180)

NET ASSETS
Beginning of period	82,219,103	212,196,345	225,039,697	83,454,690	289,355,484
End of period	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304

Beginning units	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112
Units issued	1,022,497	2,600,348	940,273	643,944	895,056
Units redeemed	(1,279,643)	(4,151,212)	(2,126,428)	(974,056)	(1,790,582)
Ending units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(7,093,573)	$(3,053,479)	$(4,414,070)	$(4,112,832)	$(14,458,070)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,724,797	14,916,987	21,224,880	3,574,543	105,890,556
Net change in unrealized gain (loss) on investments	101,548,396	8,841,299	27,715,388	5,580,590	167,415,820
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,179,620	20,704,807	44,526,198	5,042,301	258,848,306

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,520,931	834,326	1,064,657	802,299	2,778,911
Annuity payments	(1,226,921)	(442,696)	(712,875)	(723,938)	(3,610,234)
Surrenders, withdrawals and death benefits	(49,778,618)	(21,261,663)	(26,928,818)	(33,005,270)	(100,846,833)
Net transfers between other subaccounts
or fixed rate option	9,263,724	2,125,321	511,529	11,248,522	(61,311,125)
Miscellaneous transactions	(6,253)	(581)	1,282	184	3,538
Other charges	(2,244,553)	(1,219,130)	(979,920)	(1,524,516)	(2,304,839)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,471,690)	(19,964,423)	(27,044,145)	(23,202,719)	(165,290,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,707,930	740,384	17,482,053	(18,160,418)	93,557,724

NET ASSETS
Beginning of period	437,211,527	208,347,615	270,243,798	285,071,977	888,257,347
End of period	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071

Beginning units	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915
Units issued	4,996,261	867,441	1,500,231	2,683,226	1,885,472
Units redeemed	(8,057,622)	(1,417,494)	(3,133,856)	(4,050,605)	(8,131,528)
Ending units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,309,671)	$(5,465,316)	$(2,318,290)	$(4,991,913)	$(18,830,738)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,529,802	28,638,986	9,852,568	559,989	12,051,163
Net change in unrealized gain (loss) on investments	37,921,804	20,550,559	23,369,954	5,183,604	40,287,018
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,141,935	43,724,229	30,904,232	751,680	33,507,443

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,110,641	1,094,023	181,017	1,800,918	1,452,486
Annuity payments	(739,853)	(1,384,803)	(301,231)	(1,397,326)	(1,858,850)
Surrenders, withdrawals and death benefits	(19,803,739)	(37,625,278)	(13,058,529)	(44,114,697)	(106,635,099)
Net transfers between other subaccounts
or fixed rate option	(7,051,983)	5,512,229	3,213,882	20,213,168	90,783,127
Miscellaneous transactions	4,865	6,737	496	(943)	4,996
Other charges	(838,996)	(1,421,794)	(830,792)	(687,072)	(7,746,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,319,065)	(33,818,886)	(10,795,157)	(24,185,952)	(24,000,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,822,870	9,905,343	20,109,075	(23,434,272)	9,507,151

NET ASSETS
Beginning of period	199,925,521	374,923,461	143,791,622	347,993,883	1,214,177,841
End of period	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992

Beginning units	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102
Units issued	1,323,549	939,348	1,199,778	3,721,551	10,654,449
Units redeemed	(2,917,102)	(1,805,436)	(1,620,876)	(5,618,862)	(13,551,920)
Ending units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,727,572)	$(2,102,374)	$(41,601,762)	$(2,016,334)	$(3,588,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,287,898	1,213,013	102,415,127	4,788,140	9,649,944
Net change in unrealized gain (loss) on investments	24,276,777	12,965,353	268,733,762	21,158,191	40,004,871
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	35,837,103	12,075,992	329,547,127	23,929,997	46,066,387

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	841,790	549,416	4,398,117	186,667	830,735
Annuity payments	(523,743)	(373,009)	(1,966,066)	(234,827)	(188,116)
Surrenders, withdrawals and death benefits	(19,394,559)	(11,753,310)	(192,270,573)	(12,240,398)	(28,245,398)
Net transfers between other subaccounts
or fixed rate option	6,991,904	3,096,615	30,760,702	8,207,791	16,690,423
Miscellaneous transactions	1,810	2,507	(16,565)	(148)	(4,406)
Other charges	(995,936)	(1,025,222)	(17,887,862)	(587,738)	(1,423,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,078,734)	(9,503,003)	(176,982,247)	(4,668,653)	(12,339,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,758,369	2,572,989	152,564,880	19,261,344	33,726,556

NET ASSETS
Beginning of period	178,788,114	146,743,080	2,484,301,477	116,299,393	212,926,276
End of period	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832

Beginning units	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020
Units issued	1,607,873	1,203,690	12,681,131	1,420,538	2,214,892
Units redeemed	(2,373,116)	(1,721,421)	(28,259,372)	(2,127,047)	(2,815,366)
Ending units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,538,139)	$(2,172,891)	$(5,275,140)	$(5,878,681)	$(76,778,191)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,528,780	(342,365)	13,928,398	14,805,570	200,528,567
Net change in unrealized gain (loss) on investments	39,097,340	3,371,950	90,035,238	32,678,912	555,566,218
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,087,981	856,694	98,688,496	41,605,801	679,316,594

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,166,596	713,751	809,770	1,232,424	6,880,688
Annuity payments	(298,645)	(252,729)	(827,819)	(389,250)	(4,289,278)
Surrenders, withdrawals and death benefits	(16,259,320)	(17,085,463)	(35,068,695)	(34,442,246)	(374,701,106)
Net transfers between other subaccounts
or fixed rate option	15,620,254	16,313,214	(2,306,940)	(3,232,029)	90,315,309
Miscellaneous transactions	(290)	198	(3,205)	2,125	(25,683)
Other charges	(968,519)	(529,590)	(886,029)	(2,384,342)	(25,015,466)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(739,924)	(840,619)	(38,282,918)	(39,213,318)	(306,835,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,348,057	16,075	60,405,578	2,392,483	372,481,058

NET ASSETS
Beginning of period	149,957,251	146,207,718	310,842,426	369,268,033	4,366,612,652
End of period	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710

Beginning units	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583
Units issued	1,824,464	1,860,831	1,457,665	6,187,677	39,683,415
Units redeemed	(2,360,323)	(1,934,670)	(3,224,883)	(9,317,295)	(62,175,643)
Ending units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017*	12/31/2017

OPERATIONS
Net investment income (loss)	$(34,432,640)	$(43,394,626)	$(31,035,298)	$(8,106,011)	$(12,831,169)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,278,768	104,016,803	92,431,771	181,519,035	28,165,893
Net change in unrealized gain (loss) on investments	171,268,518	267,248,969	87,668,401	(112,181,412)	93,560,202
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	210,114,646	327,871,146	149,064,874	61,231,612	108,894,926

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,616,852	6,935,512	3,566,655	433,797	621,631
Annuity payments	(1,350,217)	(2,551,860)	(1,464,843)	(121,590)	(142,261)
Surrenders, withdrawals and death benefits	(162,928,967)	(209,733,725)	(185,696,622)	(31,021,957)	(55,917,198)
Net transfers between other subaccounts
or fixed rate option	(9,230,715)	(9,554,567)	24,985,344	(1,552,635,348)	10,896,740
Miscellaneous transactions	(3,233)	(20,482)	(8,779)	5,198	(4,336)
Other charges	(11,836,820)	(17,886,548)	(11,014,366)	(4,337,505)	(6,853,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(182,733,100)	(232,811,670)	(169,632,611)	(1,587,677,405)	(51,398,838)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,381,546	95,059,476	(20,567,737)	(1,526,445,793)	57,496,088

NET ASSETS
Beginning of period	2,038,309,543	2,610,816,667	1,852,755,272	1,526,445,793	775,397,314
End of period	$2,065,691,089	$2,705,876,143	$1,832,187,535	$—	$832,893,402

Beginning units	164,069,162	175,198,498	129,994,592	107,424,563	65,645,594
Units issued	21,513,285	22,120,596	21,026,948	3,788,885	11,842,237
Units redeemed	(37,636,445)	(38,570,424)	(33,512,240)	(111,213,448)	(16,598,649)
Ending units	147,946,002	158,748,670	117,509,300	—	60,889,182

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(9,816,079)	$(10,024,431)	$(7,882,979)	$(6,185)	$21,010
Capital gains distributions received	—	—	—	79,264	3,118
Net realized gain (loss) on shares redeemed	19,839,485	17,343,428	7,790,713	(2,462)	104,011
Net change in unrealized gain (loss) on investments	76,853,255	55,633,027	22,196,469	109,853	323,680
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	86,876,661	62,952,024	22,104,203	180,470	451,819

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	304,364	404,115	2,091,825	4,181	2,703
Annuity payments	(289,588)	(209,866)	(657,314)	—	(80,343)
Surrenders, withdrawals and death benefits	(37,141,009)	(40,754,455)	(52,299,176)	(102,100)	(225,910)
Net transfers between other subaccounts
or fixed rate option	27,354,973	54,344,244	71,459,381	4,434	(141,879)
Miscellaneous transactions	1,514	(10,940)	2,197	(5)	(102)
Other charges	(5,398,864)	(5,558,056)	(3,509,173)	(3,067)	(3,669)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,168,610)	8,215,042	17,087,740	(96,557)	(449,200)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,708,051	71,167,066	39,191,943	83,913	2,619

NET ASSETS
Beginning of period	583,430,834	585,982,750	473,796,478	909,747	3,373,657
End of period	$655,138,885	$657,149,816	$512,988,421	$993,660	$3,376,276

Beginning units	44,703,634	48,165,319	37,396,985	51,796	146,245
Units issued	9,040,098	12,646,616	9,894,545	490	92
Units redeemed	(10,599,191)	(12,443,831)	(8,888,657)	(5,598)	(18,478)
Ending units	43,144,541	48,368,104	38,402,873	46,688	127,859

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,203)	$(63,664)	$(131,737)	$(79,287)	$(45,922)
Capital gains distributions received	23,764	—	331,531	—	—
Net realized gain (loss) on shares redeemed	18,749	189,742	808,915	1,243,998	(582,703)
Net change in unrealized gain (loss) on investments	64,539	1,215,821	1,489,519	(313,096)	(58,737)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	102,849	1,341,899	2,498,228	851,615	(687,362)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	223	20,597	29,486	17,177	15,165
Annuity payments	—	(20,968)	(88,027)	(2,115)	(25,994)
Surrenders, withdrawals and death benefits	(44,519)	(563,077)	(1,193,735)	(942,842)	(369,521)
Net transfers between other subaccounts
or fixed rate option	—	1,070,631	981,303	(923,998)	(500,081)
Miscellaneous transactions	—	(84)	(78)	691	(1,245)
Other charges	(609)	(4,572)	(25,277)	(3,780)	(3,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(44,905)	502,527	(296,328)	(1,854,867)	(885,177)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,944	1,844,426	2,201,900	(1,003,252)	(1,572,539)

NET ASSETS
Beginning of period	388,048	3,894,685	7,913,913	8,514,468	4,236,952
End of period	$445,992	$5,739,111	$10,115,813	$7,511,216	$2,664,413

Beginning units	12,726	286,440	395,595	986,991	2,068,507
Units issued	3	110,956	209,785	2,094,573	2,867,066
Units redeemed	(1,299)	(84,129)	(224,256)	(2,333,544)	(3,365,654)
Ending units	11,430	313,267	381,124	748,020	1,569,919

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(144,312)	$(83,366)	$(111,516)	$(365,729)	$(148,419)
Capital gains distributions received	—	—	1,967,752	790,479	—
Net realized gain (loss) on shares redeemed	1,489,536	1,048,664	1,538,237	4,724,192	516,360
Net change in unrealized gain (loss) on investments	596,470	631,591	(499,124)	(640,452)	1,062,009
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,941,694	1,596,889	2,895,349	4,508,490	1,429,950

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,600	23,489	37,796	122,898	30,961
Annuity payments	(38,523)	(112,965)	(24,522)	(93,228)	(139,620)
Surrenders, withdrawals and death benefits	(1,156,603)	(1,331,357)	(864,316)	(3,948,582)	(857,556)
Net transfers between other subaccounts
or fixed rate option	1,073,140	(85,839)	823,936	6,674,433	5,876
Miscellaneous transactions	2,292	668	1,776	4,690	(113)
Other charges	(5,726)	(7,363)	(4,862)	(30,573)	(62,358)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(89,820)	(1,513,367)	(30,192)	2,729,638	(1,022,810)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,851,874	83,522	2,865,157	7,238,128	407,140

NET ASSETS
Beginning of period	9,700,563	8,774,245	7,388,641	26,468,834	9,291,678
End of period	$11,552,437	$8,857,767	$10,253,798	$33,706,962	$9,698,818

Beginning units	373,417	468,974	445,968	1,486,445	471,170
Units issued	636,610	348,702	1,181,478	7,361,059	225,299
Units redeemed	(646,311)	(431,073)	(1,184,673)	(7,220,944)	(275,311)
Ending units	363,716	386,603	442,773	1,626,560	421,158

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(29,691)	$(16,683)	$34,749	$(234,599)	$(95,018)
Capital gains distributions received	141,818	—	—	—	—
Net realized gain (loss) on shares redeemed	344,812	(1,147,892)	2,226,735	1,417,103	817,331
Net change in unrealized gain (loss) on investments	834,443	65,378	(211,714)	1,678,165	294,636
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,291,382	(1,099,197)	2,049,770	2,860,669	1,016,949

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,954	101,902	49,866	18,910	125,813
Annuity payments	(13,735)	(79,743)	(144,000)	(94,407)	(30,205)
Surrenders, withdrawals and death benefits	(1,294,685)	(1,955,498)	(1,470,612)	(1,979,141)	(1,459,942)
Net transfers between other subaccounts
or fixed rate option	(416,982)	(2,465,634)	524,823	70,164	(1,526,448)
Miscellaneous transactions	(344)	719	102	1,018	357
Other charges	(53,192)	(15,915)	(21,861)	(106,463)	(12,446)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,769,984)	(4,414,169)	(1,061,682)	(2,089,919)	(2,902,871)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(478,602)	(5,513,366)	988,088	770,750	(1,885,922)

NET ASSETS
Beginning of period	10,411,194	19,307,976	10,658,955	19,362,316	9,485,960
End of period	$9,932,592	$13,794,610	$11,647,043	$20,133,066	$7,600,038

Beginning units	507,579	896,888	942,163	1,687,630	501,443
Units issued	113,481	393,122	3,167,853	775,850	4,484,174
Units redeemed	(197,283)	(623,353)	(3,245,051)	(960,596)	(4,618,799)
Ending units	423,777	666,657	864,965	1,502,884	366,818

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(458,374)	$198,480	$(158,676)	$(93,778)	$(76,702)
Capital gains distributions received	1,889,391	341,545	—	—	—
Net realized gain (loss) on shares redeemed	645,729	(56,277)	1,323,508	861,104	494,659
Net change in unrealized gain (loss) on investments	3,141,204	(210,015)	1,011,027	1,357,255	449,590
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,217,950	273,733	2,175,859	2,124,581	867,547

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	94,469	17,022	21,754	14,025	13,416
Annuity payments	(84,824)	(2,528)	(115,709)	(12,245)	(44,424)
Surrenders, withdrawals and death benefits	(2,850,561)	(2,985,425)	(1,259,500)	(659,250)	(570,787)
Net transfers between other subaccounts
or fixed rate option	(1,094,971)	(7,610,104)	402,166	(372,996)	590,392
Miscellaneous transactions	(299)	17	1,556	(11)	(183)
Other charges	(165,634)	(4,249)	(58,710)	(3,289)	(9,505)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,101,820)	(10,585,267)	(1,008,443)	(1,033,766)	(21,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,116,130	(10,311,534)	1,167,416	1,090,815	846,456

NET ASSETS
Beginning of period	29,357,026	19,771,965	11,428,504	6,531,385	5,496,927
End of period	$30,473,156	$9,460,431	$12,595,920	$7,622,200	$6,343,383

Beginning units	1,493,228	980,607	537,953	123,445	463,778
Units issued	389,013	536,482	333,536	77,259	269,008
Units redeemed	(584,393)	(1,058,315)	(380,656)	(94,974)	(279,372)
Ending units	1,297,848	458,774	490,833	105,730	453,414
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(167,264)	$(288,281)	$(201,409)	$(17,423)	$(32,785)
Capital gains distributions received	—	1,776,449	914,408	20,747	320,323
Net realized gain (loss) on shares redeemed	(39,725)	911,957	1,567,954	(69,910)	55,723
Net change in unrealized gain (loss) on investments	654,736	693,994	(889,048)	441,228	172,382
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	447,747	3,094,119	1,391,905	374,642	515,643

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,228	37,854	120,676	10,261	16,794
Annuity payments	(53,987)	(89,453)	(161,371)	(2,171)	(53,877)
Surrenders, withdrawals and death benefits	(1,738,967)	(2,111,727)	(2,174,242)	(689,765)	(1,438,444)
Net transfers between other subaccounts
or fixed rate option	(2,329,770)	(326,128)	(8,044,357)	(119,866)	(324,524)
Miscellaneous transactions	9,445	(123)	(2,378)	(714)	107
Other charges	(19,808)	(72,543)	(59,966)	(4,886)	(25,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,081,859)	(2,562,120)	(10,321,638)	(807,141)	(1,825,747)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,634,112)	531,999	(8,929,733)	(432,499)	(1,310,104)

NET ASSETS
Beginning of period	14,055,197	19,651,414	23,708,035	4,779,288	8,657,835
End of period	$10,421,085	$20,183,413	$14,778,302	$4,346,789	$7,347,731

Beginning units	1,921,865	852,422	1,001,574	315,982	348,000
Units issued	7,096,745	316,738	181,609	244,403	243,759
Units redeemed	(7,646,095)	(416,402)	(613,008)	(299,168)	(318,505)
Ending units	1,372,515	752,758	570,175	261,217	273,254

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(73,044)	$(282,086)	$(30,685)	$(281,862)	$(2,414)
Capital gains distributions received	—	78,955	—	1,504,290	1,097
Net realized gain (loss) on shares redeemed	(679,461)	5,565,996	714,674	1,513,257	(30,446)
Net change in unrealized gain (loss) on investments	133,378	(203,932)	176,015	(723,580)	(8,311)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(619,127)	5,158,933	860,004	2,012,105	(40,074)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	25,023	123,410	14,171	37,968	125
Annuity payments	(1,286)	(54,226)	(4,968)	(81,985)	—
Surrenders, withdrawals and death benefits	(973,848)	(2,526,585)	(284,742)	(1,977,681)	(45,933)
Net transfers between other subaccounts
or fixed rate option	(4,651,449)	1,779,282	443,904	(3,098,427)	(179,250)
Miscellaneous transactions	(1)	(247)	326	(2,441)	—
Other charges	(6,278)	(21,547)	(1,468)	(58,961)	(473)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,607,839)	(699,913)	167,223	(5,181,527)	(225,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,226,966)	4,459,020	1,027,227	(3,169,422)	(265,605)

NET ASSETS
Beginning of period	9,305,791	17,931,101	2,515,112	22,673,093	388,924
End of period	$3,078,825	$22,390,121	$3,542,339	$19,503,671	$123,319

Beginning units	5,621,732	1,079,216	195,197	838,868	239,119
Units issued	30,541,484	4,805,570	312,797	552,379	2,192,503
Units redeemed	(34,133,945)	(4,801,487)	(300,428)	(742,637)	(2,345,277)
Ending units	2,029,271	1,083,299	207,566	648,610	86,345

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,046)	$(5,336)	$(192,313)	$(87,423)	$169,783
Capital gains distributions received	—	—	111,223	—	310,237
Net realized gain (loss) on shares redeemed	(317,708)	51,630	2,154,155	1,252,940	(220,167)
Net change in unrealized gain (loss) on investments	(24,160)	1,090	(1,360,851)	909,136	(668,703)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(355,914)	47,384	712,214	2,074,653	(408,850)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,223	53	119,508	18,903	5,776
Annuity payments	(7,447)	—	(56,588)	(40,791)	(13,104)
Surrenders, withdrawals and death benefits	(142,254)	(85,942)	(1,860,753)	(1,037,481)	(675,768)
Net transfers between other subaccounts
or fixed rate option	(274,277)	(31,063)	(5,154,819)	333,134	(553,653)
Miscellaneous transactions	(11)	39	(272)	355	(25)
Other charges	(2,973)	(629)	(41,799)	(3,140)	(28,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(423,739)	(117,542)	(6,994,723)	(729,020)	(1,264,923)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(779,653)	(70,158)	(6,282,509)	1,345,633	(1,673,773)

NET ASSETS
Beginning of period	1,406,535	261,514	18,734,120	6,161,793	6,814,660
End of period	$626,882	$191,356	$12,451,611	$7,507,426	$5,140,887

Beginning units	1,415,740	165,563	826,550	543,089	622,302
Units issued	4,870,141	13,939,132	291,030	435,332	663,857
Units redeemed	(5,448,942)	(13,965,358)	(607,254)	(469,022)	(810,257)
Ending units	836,939	139,337	510,326	509,399	475,902

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(204,450)	$(515,297)	$(104,605)	$125,154	$(269,841)
Capital gains distributions received	1,329,336	1,062,216	826,934	692,832	759,145
Net realized gain (loss) on shares redeemed	3,454,470	11,560,521	1,636,472	1,424,841	915,535
Net change in unrealized gain (loss) on investments	(767,998)	10,221,528	(622,717)	(553,661)	2,728,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,811,358	22,328,968	1,736,084	1,689,166	4,133,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,586	69,387	48,085	24,615	46,029
Annuity payments	(112,431)	(160,627)	(109,198)	(97,389)	(67,825)
Surrenders, withdrawals and death benefits	(2,126,105)	(6,042,762)	(705,661)	(2,332,111)	(2,451,860)
Net transfers between other subaccounts
or fixed rate option	(8,665,484)	(439,549)	(354,333)	2,534,499	2,246,472
Miscellaneous transactions	499	(743)	(132)	10,060	(282)
Other charges	(11,925)	(20,179)	(4,120)	(83,884)	(59,458)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,863,860)	(6,594,473)	(1,125,359)	55,790	(286,924)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,052,502)	15,734,495	610,725	1,744,956	3,846,525

NET ASSETS
Beginning of period	22,799,598	35,718,706	8,739,830	20,609,104	17,649,781
End of period	$15,747,096	$51,453,201	$9,350,555	$22,354,060	$21,496,306

Beginning units	667,571	6,056,730	397,518	1,019,763	955,852
Units issued	3,164,049	3,966,393	1,241,133	583,639	821,792
Units redeemed	(3,488,083)	(4,821,507)	(1,294,301)	(587,979)	(838,302)
Ending units	343,537	5,201,616	344,350	1,015,423	939,342

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100 Fund	Rydex VT Inverse S&P 500 Strategy Fund	Invesco V.I. Global Health Care Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(66,725)	$(18,035)	$(119,444)	$(277)	$(294,463)
Capital gains distributions received	—	57,867	632,288	—	1,503,788
Net realized gain (loss) on shares redeemed	1,587,922	145,936	434,548	(1,134)	(409,920)
Net change in unrealized gain (loss) on investments	251,101	164,155	1,217,051	(2,633)	3,288,882
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,772,298	349,923	2,164,443	(4,044)	4,088,287

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,323	2,330	17,117	20	60,299
Annuity payments	(20,332)	—	(96,967)	—	(69,630)
Surrenders, withdrawals and death benefits	(1,813,738)	(170,232)	(781,214)	(118)	(3,845,096)
Net transfers between other subaccounts
or fixed rate option	(2,560,355)	(92,863)	(173,866)	2,155	(2,016,756)
Miscellaneous transactions	(211)	26	1,187	—	(893)
Other charges	(61,491)	(1,552)	(12,774)	(29)	(32,895)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,437,804)	(262,291)	(1,046,517)	2,028	(5,904,971)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,665,506)	87,632	1,117,926	(2,016)	(1,816,684)

NET ASSETS
Beginning of period	18,603,042	1,280,177	7,781,154	20,611	30,112,105
End of period	$15,937,536	$1,367,809	$8,899,080	$18,595	$28,295,421

Beginning units	1,195,293	105,514	520,851	8,169	1,227,569
Units issued	378,528	860	1,836	932	107,987
Units redeemed	(668,115)	(19,669)	(62,013)	(57)	(332,693)
Ending units	905,706	86,705	460,674	9,044	1,002,863

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(277,195)	$(138,462)	$4,340	$(16,994)	$(18,609,779)
Capital gains distributions received	1,069,134	880,534	—	35,576	—
Net realized gain (loss) on shares redeemed	803,803	746,887	12,503	82,013	41,687,191
Net change in unrealized gain (loss) on investments	3,985,117	625,369	53,428	156,804	129,555,959
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,580,859	2,114,328	70,271	257,399	152,633,371

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	58,770	32,146	2,220	3,447	1,012,259
Annuity payments	(104,624)	(307,508)	(1,980)	(1,065)	(564,438)
Surrenders, withdrawals and death benefits	(2,065,760)	(1,580,483)	(43,565)	(123,435)	(90,930,143)
Net transfers between other subaccounts
or fixed rate option	1,405,904	(355,890)	(33,810)	20,508	6,943,150
Miscellaneous transactions	(593)	276	158	(5)	(9,324)
Other charges	(23,029)	(11,381)	(135)	(805)	(7,535,579)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(729,332)	(2,222,840)	(77,112)	(101,355)	(91,084,075)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,851,527	(108,512)	(6,841)	156,044	61,549,296

NET ASSETS
Beginning of period	16,817,274	20,761,133	328,708	1,122,725	1,084,883,996
End of period	$21,668,801	$20,652,621	$321,867	$1,278,769	$1,146,433,292

Beginning units	1,824,078	500,177	37,675	55,229	87,946,003
Units issued	268,150	8,872	2,583	1,207	11,820,393
Units redeemed	(351,062)	(59,423)	(10,457)	(5,833)	(19,818,152)
Ending units	1,741,166	449,626	29,801	50,603	79,948,244

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(68,103,140)	$(28,668,932)	$(23,113,774)	$(1,145,911)	$(806,421)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	144,376,121	77,244,119	5,480,384	618,980	837,764
Net change in unrealized gain (loss) on investments	479,547,452	195,381,799	62,046,751	(256,336)	(493,296)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	555,820,433	243,956,986	44,413,361	(783,267)	(461,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,743,050	1,660,542	—	—	—
Annuity payments	(1,276,948)	(1,089,180)	(1,033,179)	—	—
Surrenders, withdrawals and death benefits	(281,787,844)	(133,594,531)	(84,932,659)	(10,651,459)	(6,469,195)
Net transfers between other subaccounts
or fixed rate option	1,617,557,493	(9,268,046)	(787,701,069)	32,171,799	(6,115,500)
Miscellaneous transactions	(20,100)	6,923	(955)	289	691
Other charges	(33,867,529)	(10,789,544)	(15,641,536)	(20,802)	(16,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,303,348,122	(153,073,836)	(889,309,398)	21,499,827	(12,600,909)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,859,168,555	90,883,150	(844,896,037)	20,716,560	(13,062,862)

NET ASSETS
Beginning of period	3,011,851,621	1,685,524,228	1,903,633,418	47,158,785	45,951,839
End of period	$4,871,020,176	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977

Beginning units	227,652,293	111,128,228	123,882,307	3,645,255	3,505,674
Units issued	156,576,101	12,467,850	30,237,625	3,229,586	308,948
Units redeemed	(67,069,543)	(23,119,480)	(87,101,512)	(1,553,169)	(1,259,644)
Ending units	317,158,851	100,476,598	67,018,420	5,321,672	2,554,978

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	1/3/2017*	12/31/2017	4/28/2017*

OPERATIONS
Net investment income (loss)	$(526,063)	$(1,645,705)	$(15)	$(1,520,526)	$(126,809)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	729,069	291,867	(16)	1,591,635	3,699,630
Net change in unrealized gain (loss) on investments	2,913,027	24,485,564	—	(619,435)	(2,745,749)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,116,033	23,131,726	(31)	(548,326)	827,072

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	99,537	238,576	—	—	49,206
Annuity payments	(2,030)	(1,530)	—	(17,701)	(8,560)
Surrenders, withdrawals and death benefits	(2,579,832)	(6,803,248)	—	(14,092,373)	(1,200,234)
Net transfers between other subaccounts
or fixed rate option	3,700,338	21,045,744	(60,033)	(35,150,174)	(22,943,769)
Miscellaneous transactions	(361)	372	(11)	1,305	150
Other charges	(294,880)	(998,870)	(93)	(32,262)	(62,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	922,772	13,481,044	(60,137)	(49,291,205)	(24,165,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,038,805	36,612,770	(60,168)	(49,839,531)	(23,338,627)

NET ASSETS
Beginning of period	33,241,263	88,364,767	60,168	97,678,427	23,338,627
End of period	$37,280,068	$124,977,537	$—	$47,838,896	$—

Beginning units	2,551,713	10,177,020	5,946	8,854,790	1,326,726
Units issued	803,196	4,309,230	—	593,247	327,296
Units redeemed	(763,926)	(2,998,590)	(5,946)	(5,058,695)	(1,654,022)
Ending units	2,590,983	11,487,660	—	4,389,342	—

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,025,661)	$(567,706)	$(1,681,784)	$(32,229)	$(179,516)
Capital gains distributions received	—	—	—	69,616	516,886
Net realized gain (loss) on shares redeemed	2,049,810	473,839	1,732,892	81,080	(655,016)
Net change in unrealized gain (loss) on investments	18,253,389	(219,367)	(99,293)	522,814	4,933,016
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,277,538	(313,234)	(48,185)	641,281	4,615,370

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,037	—	—	4,425	119,364
Annuity payments	(16,201)	(18,293)	(6,306)	(12,812)	(91,928)
Surrenders, withdrawals and death benefits	(6,752,252)	(4,570,752)	(15,107,419)	(170,537)	(2,242,860)
Net transfers between other subaccounts
or fixed rate option	14,258,248	(47,903,123)	(47,132,695)	(76,636)	(245,245)
Miscellaneous transactions	555	(188)	(3,260)	39	(2,189)
Other charges	(532,571)	(26,649)	(30,611)	(1,340)	(18,484)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,988,816	(52,519,005)	(62,280,291)	(256,861)	(2,481,342)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,266,354	(52,832,239)	(62,328,476)	384,420	2,134,028

NET ASSETS
Beginning of period	52,129,560	52,962,874	117,600,351	2,045,528	14,728,336
End of period	$78,395,914	$130,635	$55,271,875	$2,429,948	$16,862,364

Beginning units	2,678,434	4,747,858	9,108,751	108,314	731,672
Units issued	1,235,144	94,808	682,589	1,326	135,060
Units redeemed	(912,168)	(4,831,051)	(5,480,304)	(12,668)	(240,320)
Ending units	3,001,410	11,615	4,311,036	96,972	626,412

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(159,479)	$221,876	$(1,352,013)	$(1,872,623)	$(2,061,024)
Capital gains distributions received	341,979	—	—	—	—
Net realized gain (loss) on shares redeemed	(349,461)	(58,146)	1,052,445	7,996,095	3,896,610
Net change in unrealized gain (loss) on investments	2,751,975	2,528,747	386,877	15,029,825	11,023,485
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,585,014	2,692,477	87,309	21,153,297	12,859,071

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	59,885	91,088	—	1,507,761	76,097
Annuity payments	(72,687)	(42,589)	—	423,399	(164,613)
Surrenders, withdrawals and death benefits	(1,261,558)	(1,591,144)	(16,248,114)	(47,888,970)	(8,605,359)
Net transfers between other subaccounts
or fixed rate option	36,219	826,870	(44,262,059)	27,808,912	15,282,165
Miscellaneous transactions	(7,437)	(46,122)	(1,524)	17,504	589
Other charges	(13,223)	(15,564)	(23,140)	(51,157)	(831,504)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,258,801)	(777,461)	(60,534,837)	(18,182,551)	5,757,375

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,326,213	1,915,016	(60,447,528)	2,970,746	18,616,446

NET ASSETS
Beginning of period	10,905,255	12,062,357	104,785,902	133,794,217	114,370,439
End of period	$12,231,468	$13,977,373	$44,338,374	$136,764,963	$132,986,885

Beginning units	599,250	711,133	8,845,162	10,238,242	10,063,221
Units issued	113,200	175,337	989,596	3,472,373	3,786,688
Units redeemed	(174,258)	(214,388)	(6,081,244)	(4,767,543)	(3,372,732)
Ending units	538,192	672,082	3,753,514	8,943,072	10,477,177

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$81,591	$10,999	$(46,497)	$(12,246)	$(36,352)
Capital gains distributions received	939,243	388	—	205,379	391,841
Net realized gain (loss) on shares redeemed	1,825,184	187	295,586	163,763	222,659
Net change in unrealized gain (loss) on investments	(917,622)	1,743	840,643	83,744	269,731
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,928,396	13,317	1,089,732	440,640	847,879

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	83,546	392	1,907	8,510	8,270
Annuity payments	(58,467)	(23,105)	(86,838)	(103,411)	(20,148)
Surrenders, withdrawals and death benefits	(4,150,398)	(25,084)	(386,552)	(284,046)	(440,130)
Net transfers between other subaccounts
or fixed rate option	50,805	(10,689)	(57,019)	35,561	(45,674)
Miscellaneous transactions	124	(25)	(29)	(544)	(236)
Other charges	(22,949)	(467)	(4,120)	(5,545)	(1,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,097,339)	(58,978)	(532,651)	(349,475)	(499,701)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,168,943)	(45,661)	557,081	91,165	348,178

NET ASSETS
Beginning of period	28,586,106	597,472	4,226,404	2,452,886	4,837,026
End of period	$26,417,163	$551,811	$4,783,485	$2,544,051	$5,185,204

Beginning units	1,629,585	56,931	256,562	133,821	267,475
Units issued	377,999	16	88	3,558	2,749
Units redeemed	(609,048)	(5,556)	(27,749)	(20,774)	(28,783)
Ending units	1,398,536	51,391	228,901	116,605	241,441

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,345,251)	$(682,170)	$(2,604,175)	$(25,495)	$(1,204,871)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	740,568	2,625,081	6,890,778	66,025	2,254,451
Net change in unrealized gain (loss) on investments	3,935,278	(1,927,098)	18,902,047	131,134	10,213,212
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,330,595	15,813	23,188,650	171,664	11,262,792

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53,061	—	677,506	845	28,050
Annuity payments	(204,039)	(29,153)	(342,576)	—	(99,551)
Surrenders, withdrawals and death benefits	(9,569,305)	(6,129,464)	(15,264,361)	(912,164)	(6,688,238)
Net transfers between other subaccounts
or fixed rate option	22,098,949	(11,919,756)	3,857,260	2,988,308	10,626,017
Miscellaneous transactions	220	1,408	1,365	29	(536)
Other charges	(731,518)	(16,118)	(878,819)	(260)	(595,179)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	11,647,368	(18,093,083)	(11,949,625)	2,076,758	3,270,563

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,977,963	(18,077,270)	11,239,025	2,248,422	14,533,355

NET ASSETS
Beginning of period	78,400,118	44,764,482	163,976,345	1,047,707	69,129,433
End of period	$93,378,081	$26,687,212	$175,215,370	$3,296,129	$83,662,788

Beginning units	7,314,475	4,425,660	13,125,897	105,543	4,326,081
Units issued	3,567,849	566,328	2,234,236	343,863	1,663,992
Units redeemed	(2,556,191)	(2,344,863)	(3,167,920)	(146,100)	(1,479,084)
Ending units	8,326,133	2,647,125	12,192,213	303,306	4,510,989
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	4/28/2017*

OPERATIONS
Net investment income (loss)	$(176,661)	$(414,552)	$(46,986)	$(987,873)	$(3,461)
Capital gains distributions received	803,724	—	—	—	—
Net realized gain (loss) on shares redeemed	215,643	199,408	508,375	2,010,656	72,359
Net change in unrealized gain (loss) on investments	1,553,655	(210,282)	578,036	8,833,869	15,497
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,396,361	(425,426)	1,039,425	9,856,652	84,395

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,667	—	9,899	54,823	8,045
Annuity payments	(75,128)	—	—	(86,246)	—
Surrenders, withdrawals and death benefits	(1,586,699)	(5,977,655)	(724,549)	(6,116,931)	(29,941)
Net transfers between other subaccounts
or fixed rate option	440,961	59,897,867	2,707,083	6,768,066	(714,712)
Miscellaneous transactions	(12)	(233)	—	(1,848)	—
Other charges	(14,916)	(5,028)	(1,066)	(476,498)	(97)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,213,127)	53,914,951	1,991,367	141,366	(736,705)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,183,234	53,489,525	3,030,792	9,998,018	(652,310)

NET ASSETS
Beginning of period	11,827,017	5,203,055	1,944,342	57,380,553	652,310
End of period	$13,010,251	$58,692,580	$4,975,134	$67,378,571	$—

Beginning units	846,743	527,178	215,403	4,095,332	80,221
Units issued	139,733	6,229,444	556,234	1,504,100	42,762
Units redeemed	(216,411)	(836,226)	(362,126)	(1,485,391)	(122,983)
Ending units	770,065	5,920,396	409,511	4,114,041	—

*Date subaccount was no longer available for investment

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	4/28/2017*	4/28/2017*	12/31/2017

OPERATIONS
Net investment income (loss)	$(5,017)	$8,608	$(244,581)	$(510,692)	$(67,171)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	(3,529)	3,712,207	6,081,205	459,392
Net change in unrealized gain (loss) on investments	—	3,901	(1,922,234)	(3,680,440)	462,374
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,017)	8,980	1,545,392	1,890,073	854,595

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	501	129	51,698	6,427	810
Annuity payments	(58)	—	(21,595)	(160,104)	(18,562)
Surrenders, withdrawals and death benefits	(968,697)	(12,103)	(1,693,488)	(3,307,134)	(667,506)
Net transfers between other subaccounts
or fixed rate option	988,099	—	(42,265,307)	(97,315,446)	(499,275)
Miscellaneous transactions	44	—	1	46	57
Other charges	(1,901)	(188)	(87,585)	(157,514)	(2,276)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	17,988	(12,162)	(44,016,276)	(100,933,725)	(1,186,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,971	(3,182)	(42,470,884)	(99,043,652)	(332,157)

NET ASSETS
Beginning of period	904,442	168,775	42,470,884	99,043,652	4,934,117
End of period	$917,413	$165,593	$—	$—	$4,601,960

Beginning units	93,822	15,076	3,852,407	9,812,027	346,586
Units issued	140,191	6	644,530	1,189,884	127,019
Units redeemed	(138,288)	(1,061)	(4,496,937)	(11,001,911)	(205,046)
Ending units	95,725	14,021	—	—	268,559

*Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(55,830)	$(248,368)	$(2,941,123)	$(3,736,055)	$(135,972)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	209,667	200,742	(4,861,993)	(8,600,450)	983,705
Net change in unrealized gain (loss) on investments	465,152	122,951	10,063,583	15,921,770	10,546,845
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	618,989	75,325	2,260,467	3,585,265	11,394,578

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	342	—	—	—	215,002
Annuity payments	—	—	(229,089)	—	(208,563)
Surrenders, withdrawals and death benefits	(806,027)	(3,726,791)	(29,708,729)	(33,765,743)	(4,342,647)
Net transfers between other subaccounts
or fixed rate option	498,239	(9,463,744)	(49,070,149)	(57,350,371)	73,042
Miscellaneous transactions	7	1,819	1,049	2,177	(1,877)
Other charges	(3,686)	(4,413)	(58,224)	(77,979)	(43,444)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(311,125)	(13,193,129)	(79,065,142)	(91,191,916)	(4,308,487)

TOTAL INCREASE (DECREASE) IN NET ASSETS	307,864	(13,117,804)	(76,804,675)	(87,606,651)	7,086,091

NET ASSETS
Beginning of period	3,197,714	20,959,751	193,615,530	244,296,905	31,342,923
End of period	$3,505,578	$7,841,947	$116,810,855	$156,690,254	$38,429,014

Beginning units	221,489	1,854,869	19,521,272	24,776,179	3,217,619
Units issued	75,603	538,735	8,922,821	12,988,889	616,345
Units redeemed	(94,358)	(1,701,103)	(16,725,644)	(21,991,366)	(1,001,062)
Ending units	202,734	692,501	11,718,449	15,773,702	2,832,902

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

SUBACCOUNTS
AST Bond Portfolio 2028
1/3/2017**
to
12/31/2017

OPERATIONS
Net investment income (loss)	$(30,242)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	5,643
Net change in unrealized gain (loss) on investments	(7,113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(31,712)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	(540,693)
Net transfers between other subaccounts
or fixed rate option	6,094,317
Miscellaneous transactions	(112)
Other charges	(474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,553,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,521,326

NET ASSETS
Beginning of period	—
End of period	$5,521,326

Beginning units	—
Units issued	773,666
Units redeemed	(222,847)
Ending units	550,819

**Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(10,847,563)	$(8,312,863)	$(9,109,177)	$(2,431,672)	$(15,067,348)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	68,770,304	80,624,594	—	16,356,712	54,499,772
Net change in unrealized gain (loss) on investments	4,270,884	(74,661,705)	—	(10,276,515)	(24,266,474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,193,625	(2,349,974)	(9,109,177)	3,648,525	15,165,950

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,137,956	1,061,070	9,528,093	416,445	1,144,549
Annuity payments	(1,720,151)	(945,164)	(4,385,247)	(471,517)	(907,011)
Surrenders, withdrawals and death benefits	(68,902,301)	(43,030,109)	(567,622,638)	(14,555,084)	(55,892,273)
Net transfers between other subaccounts
or fixed rate option	(37,988,450)	(49,336,362)	503,074,655	(2,182,453)	(53,753,005)
Miscellaneous transactions	25,405	(1,494)	(7,603)	(5,248)	1,061
Other charges	(1,922,440)	(2,801,092)	(1,659,226)	(848,132)	(6,095,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(108,369,981)	(95,053,151)	(61,071,966)	(17,645,989)	(115,502,403)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,176,356)	(97,403,125)	(70,181,143)	(13,997,464)	(100,336,453)

NET ASSETS
Beginning of period	750,608,769	593,643,974	653,394,900	172,079,398	945,927,319
End of period	$704,432,413	$496,240,849	$583,213,757	$158,081,934	$845,590,866

Beginning units	36,629,087	28,516,315	59,878,424	4,444,559	60,204,792
Units issued	3,542,987	6,270,158	49,040,407	1,121,958	8,387,240
Units redeemed	(9,323,378)	(11,708,131)	(55,103,130)	(1,638,197)	(17,210,259)
Ending units	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,305,978)	$(2,955,301)	$(3,416,665)	$(1,255,926)	$(3,957,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,640,514	1,491,374	24,867,692	9,773,181	26,863,686
Net change in unrealized gain (loss) on investments	(1,533,414)	28,102,516	(10,087,067)	155,933	40,064,803
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,801,122	26,638,589	11,363,960	8,673,188	62,970,524

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	249,502	751,748	600,550	146,645	634,867
Annuity payments	(237,334)	(953,787)	(483,041)	(166,063)	(807,241)
Surrenders, withdrawals and death benefits	(7,938,834)	(22,941,611)	(20,118,629)	(6,805,959)	(27,921,543)
Net transfers between other subaccounts
or fixed rate option	(5,011,773)	26,274,739	(11,686,939)	(1,237,368)	(9,614,288)
Miscellaneous transactions	(8,688)	(4,828)	17,502	2,357	14,223
Other charges	(430,564)	(777,492)	(848,997)	(446,165)	(665,265)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,377,691)	2,348,769	(32,519,554)	(8,506,553)	(38,359,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,576,569)	28,987,358	(21,155,594)	166,635	24,611,277

NET ASSETS
Beginning of period	92,795,672	183,208,987	246,195,291	83,288,055	264,744,207
End of period	$82,219,103	$212,196,345	$225,039,697	$83,454,690	$289,355,484

Beginning units	5,580,895	9,406,766	11,343,915	3,743,415	9,216,603
Units issued	1,106,504	6,040,177	1,520,559	1,245,807	1,269,583
Units redeemed	(1,982,204)	(5,945,697)	(3,056,244)	(1,655,855)	(2,606,074)
Ending units	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,032,400)	$(2,903,910)	$(3,991,143)	$(4,641,064)	$(13,940,050)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,740,799	22,619,854	20,929,129	6,995,300	88,869,024
Net change in unrealized gain (loss) on investments	(32,160,928)	17,815,198	22,745,345	1,036,171	(41,417,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,452,529)	37,531,142	39,683,331	3,390,407	33,511,690

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,165,808	612,818	355,456	807,082	2,085,206
Annuity payments	(822,715)	(459,121)	(716,764)	(955,421)	(2,596,130)
Surrenders, withdrawals and death benefits	(44,770,674)	(17,239,649)	(20,921,696)	(27,266,844)	(91,581,879)
Net transfers between other subaccounts
or fixed rate option	(23,195,509)	(3,854,321)	2,164,991	6,793,020	(20,327,742)
Miscellaneous transactions	18,211	(8,526)	1,879	591	17,838
Other charges	(2,094,394)	(1,087,647)	(801,588)	(1,681,862)	(2,131,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(69,699,273)	(22,036,446)	(19,917,722)	(22,303,434)	(114,534,659)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,151,802)	15,494,696	19,765,609	(18,913,027)	(81,022,969)

NET ASSETS
Beginning of period	511,363,329	192,852,919	250,478,189	303,985,004	969,280,316
End of period	$437,211,527	$208,347,615	$270,243,798	$285,071,977	$888,257,347

Beginning units	40,902,305	5,760,294	14,288,463	17,421,441	40,180,315
Units issued	6,801,836	1,875,195	2,701,761	4,746,191	3,328,887
Units redeemed	(12,507,891)	(2,584,778)	(4,208,024)	(6,087,397)	(8,259,287)
Ending units	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,233,372)	$(5,046,509)	$(2,119,590)	$(5,660,654)	$(20,424,381)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,860,085	34,776,374	13,254,713	(768,757)	18,666,234
Net change in unrealized gain (loss) on investments	(19,799,414)	21,653,251	758,780	6,924,172	35,566,797
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(172,701)	51,383,116	11,893,903	494,761	33,808,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	635,306	939,771	230,870	2,275,216	1,735,189
Annuity payments	(458,033)	(1,547,691)	(199,593)	(1,225,215)	(2,690,576)
Surrenders, withdrawals and death benefits	(17,275,191)	(31,694,867)	(12,079,384)	(45,806,936)	(103,141,609)
Net transfers between other subaccounts
or fixed rate option	(8,864,307)	3,340,130	(6,293,340)	594,470	(41,801,794)
Miscellaneous transactions	1,525	12,294	(1,158)	(604)	(9,771)
Other charges	(789,151)	(1,211,738)	(734,106)	(789,768)	(7,964,372)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,749,851)	(30,162,101)	(19,076,711)	(44,952,837)	(153,872,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,922,552)	21,221,015	(7,182,808)	(44,458,076)	(120,064,283)

NET ASSETS
Beginning of period	226,848,073	353,702,446	150,974,430	392,451,959	1,334,242,124
End of period	$199,925,521	$374,923,461	$143,791,622	$347,993,883	$1,214,177,841

Beginning units	14,227,911	9,487,913	6,461,320	28,232,326	80,126,938
Units issued	1,663,614	1,954,072	1,947,204	4,363,065	12,869,978
Units redeemed	(3,412,519)	(2,798,120)	(2,949,512)	(7,741,236)	(22,815,814)
Ending units	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,395,710)	$(2,146,705)	$(41,027,268)	$(1,940,121)	$(3,565,848)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,963,793	(4,200,821)	120,914,625	1,288,351	25,357,312
Net change in unrealized gain (loss) on investments	2,703,114	32,813,029	49,336,718	(1,530,467)	(12,392,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,271,197	26,465,503	129,224,075	(2,182,237)	9,399,171

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	872,040	453,855	4,727,268	132,558	1,112,291
Annuity payments	(364,177)	(372,510)	(1,602,198)	(149,037)	(395,080)
Surrenders, withdrawals and death benefits	(12,575,202)	(11,782,189)	(136,668,081)	(9,750,753)	(22,201,589)
Net transfers between other subaccounts
or fixed rate option	5,570,031	2,118,042	5,504,748	1,202,262	(12,228,814)
Miscellaneous transactions	2,893	(13,700)	(5,968)	3,033	4,143
Other charges	(840,551)	(990,640)	(17,215,206)	(524,785)	(1,323,418)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,334,966)	(10,587,142)	(145,259,437)	(9,086,722)	(35,032,467)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,936,231	15,878,361	(16,035,362)	(11,268,959)	(25,633,296)

NET ASSETS
Beginning of period	166,851,883	130,864,719	2,500,336,839	127,568,352	238,559,572
End of period	$178,788,114	$146,743,080	$2,484,301,477	$116,299,393	$212,926,276

Beginning units	8,319,160	5,864,643	132,311,841	8,815,857	10,587,014
Units issued	2,382,359	2,483,246	18,147,890	1,898,278	3,468,085
Units redeemed	(2,830,252)	(3,062,054)	(28,502,217)	(2,781,704)	(5,152,079)
Ending units	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,320,894)	$(2,241,183)	$(5,013,578)	$(6,246,304)	$(77,582,685)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,038,027	(3,769,950)	15,534,859	22,147,316	247,669,633
Net change in unrealized gain (loss) on investments	(4,453,587)	9,709,651	(29,392,379)	(1,465,861)	22,547,319
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(736,454)	3,698,518	(18,871,098)	14,435,151	192,634,267

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	411,228	358,716	895,090	1,182,597	7,936,442
Annuity payments	(471,995)	(373,254)	(780,951)	(310,733)	(1,999,686)
Surrenders, withdrawals and death benefits	(12,463,305)	(16,080,505)	(32,645,423)	(25,674,154)	(271,512,199)
Net transfers between other subaccounts
or fixed rate option	(7,141,755)	(996,426)	3,005,391	(16,179,496)	(105,600,743)
Miscellaneous transactions	(8,328)	6,276	10,715	(217)	(8,902)
Other charges	(844,590)	(526,407)	(812,341)	(2,386,931)	(23,784,878)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,518,745)	(17,611,600)	(30,327,519)	(43,368,934)	(394,969,966)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,255,199)	(13,913,082)	(49,198,617)	(28,933,783)	(202,335,699)

NET ASSETS
Beginning of period	171,212,450	160,120,800	360,041,043	398,201,816	4,568,948,351
End of period	$149,957,251	$146,207,718	$310,842,426	$369,268,033	$4,366,612,652

Beginning units	9,608,790	10,711,445	17,711,652	32,055,156	322,340,554
Units issued	2,667,787	2,025,952	2,395,881	8,681,358	47,692,547
Units redeemed	(4,082,658)	(3,240,154)	(4,004,376)	(12,606,517)	(79,422,518)
Ending units	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(37,534,067)	$(44,777,810)	$(33,939,048)	$(24,825,364)	$(13,392,316)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,273,882	119,462,164	75,050,881	97,335,252	44,756,050
Net change in unrealized gain (loss) on investments	8,058,808	34,807,240	27,753,438	(11,531,683)	(10,776,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,798,623	109,491,594	68,865,271	60,978,205	20,587,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,694,260	6,473,016	5,029,565	830,283	596,265
Annuity payments	(1,858,143)	(3,117,758)	(4,079,366)	(560,012)	(438,582)
Surrenders, withdrawals and death benefits	(141,253,819)	(170,960,477)	(164,447,287)	(75,312,616)	(48,728,925)
Net transfers between other subaccounts
or fixed rate option	(122,797,823)	(40,629,490)	(37,551,633)	(107,361,087)	(55,817,962)
Miscellaneous transactions	(9,166)	(2,175)	13,363	(10,665)	10,792
Other charges	(11,828,787)	(17,906,575)	(11,371,413)	(13,169,433)	(6,884,070)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(275,053,478)	(226,143,459)	(212,406,771)	(195,583,530)	(111,262,482)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(196,254,855)	(116,651,865)	(143,541,500)	(134,605,325)	(90,675,102)

NET ASSETS
Beginning of period	2,234,564,398	2,727,468,532	1,996,296,772	1,661,051,118	866,072,416
End of period	$2,038,309,543	$2,610,816,667	$1,852,755,272	$1,526,445,793	$775,397,314

Beginning units	189,678,399	192,365,734	146,324,290	123,286,928	75,872,352
Units issued	40,628,853	18,930,241	16,877,335	26,488,478	12,842,090
Units redeemed	(66,238,090)	(36,097,477)	(33,207,033)	(42,350,843)	(23,068,848)
Ending units	164,069,162	175,198,498	129,994,592	107,424,563	65,645,594

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,741,971)	$(9,933,270)	$(8,001,657)	$(1,369)	$42,962
Capital gains distributions received	—	—	—	130,607	39,278
Net realized gain (loss) on shares redeemed	39,595,149	29,837,126	13,061,333	29,278	95,276
Net change in unrealized gain (loss) on investments	(13,998,197)	(1,982,807)	10,989,620	(77,022)	(37,386)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,854,981	17,921,049	16,049,296	81,494	140,130

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	432,343	503,175	1,256,749	4,133	2,815
Annuity payments	(104,527)	(483,644)	(492,004)	(1,991)	(161,783)
Surrenders, withdrawals and death benefits	(25,416,177)	(33,153,418)	(43,548,517)	(67,433)	(199,859)
Net transfers between other subaccounts
or fixed rate option	(33,194,909)	(40,225,288)	30,109,573	(60,431)	(226,266)
Miscellaneous transactions	(10,667)	(3,139)	(1,593)	19	(24)
Other charges	(5,269,228)	(5,361,179)	(3,274,195)	(3,147)	(4,217)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(63,563,165)	(78,723,493)	(15,949,987)	(128,850)	(589,334)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,708,184)	(60,802,444)	99,309	(47,356)	(449,204)

NET ASSETS
Beginning of period	631,139,018	646,785,194	473,697,169	957,103	3,822,861
End of period	$583,430,834	$585,982,750	$473,796,478	$909,747	$3,373,657

Beginning units	50,179,496	55,195,058	38,843,593	60,180	172,857
Units issued	9,811,748	10,041,410	13,019,018	503	360
Units redeemed	(15,287,610)	(17,071,149)	(14,465,626)	(8,887)	(26,972)
Ending units	44,703,634	48,165,319	37,396,985	51,796	146,245

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,679)	$(58,962)	$(24,875)	$(40,519)	$(93,660)
Capital gains distributions received	74,276	—	—	—	—
Net realized gain (loss) on shares redeemed	10,100	220,397	(1,257,453)	(259,269)	(899,864)
Net change in unrealized gain (loss) on investments	(38,826)	(424,372)	1,027,047	1,024,130	(21,552)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	41,871	(262,937)	(255,281)	724,342	(1,015,076)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	241	20,200	22,398	1,616	11,916
Annuity payments	—	2,563	(15,941)	(7,450)	(1,799)
Surrenders, withdrawals and death benefits	(24,435)	(455,467)	(1,069,060)	(633,067)	(842,905)
Net transfers between other subaccounts
or fixed rate option	—	(666,257)	191,920	3,363,872	458,950
Miscellaneous transactions	20	1,150	(1,181)	125	648
Other charges	(600)	(4,371)	(25,071)	(2,544)	(5,504)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,774)	(1,102,182)	(896,935)	2,722,552	(378,694)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,097	(1,365,119)	(1,152,216)	3,446,894	(1,393,770)

NET ASSETS
Beginning of period	370,951	5,259,804	9,066,129	5,067,574	5,630,722
End of period	$388,048	$3,894,685	$7,913,913	$8,514,468	$4,236,952

Beginning units	13,578	367,821	455,388	713,018	2,305,538
Units issued	88	44,635	493,257	1,606,052	8,438,440
Units redeemed	(940)	(126,016)	(553,050)	(1,332,079)	(8,675,471)
Ending units	12,726	286,440	395,595	986,991	2,068,507
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(154,447)	$(74,547)	$(103,560)	$(354,193)	$(183,878)
Capital gains distributions received	161,756	—	1,392,415	477,484	124,431
Net realized gain (loss) on shares redeemed	(3,439,082)	(409,813)	(376,032)	(235,920)	(825,604)
Net change in unrealized gain (loss) on investments	620,601	1,581,376	435,238	1,513,612	976,802
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,811,172)	1,097,016	1,348,061	1,400,983	91,751

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,192	20,645	14,547	7,651	18,002
Annuity payments	(35,144)	(28,522)	(42,130)	(276,106)	(35,379)
Surrenders, withdrawals and death benefits	(1,933,860)	(769,460)	(1,467,436)	(5,037,567)	(1,395,003)
Net transfers between other subaccounts
or fixed rate option	(2,897,120)	2,144,726	(1,509,547)	(1,083,584)	(3,791,609)
Miscellaneous transactions	1,321	674	(53)	(862)	1,134
Other charges	(6,760)	(7,749)	(5,028)	(32,459)	(70,903)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,844,371)	1,360,314	(3,009,647)	(6,422,927)	(5,273,758)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,655,543)	2,457,330	(1,661,586)	(5,021,944)	(5,182,007)

NET ASSETS
Beginning of period	17,356,106	6,316,915	9,050,227	31,490,778	14,473,685
End of period	$9,700,563	$8,774,245	$7,388,641	$26,468,834	$9,291,678

Beginning units	549,411	397,006	612,274	1,917,269	753,354
Units issued	506,205	371,145	1,522,961	6,820,357	373,791
Units redeemed	(682,199)	(299,177)	(1,689,267)	(7,251,181)	(655,975)
Ending units	373,417	468,974	445,968	1,486,445	471,170

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(66,206)	$(4,313)	$172,252	$(166,358)	$(270,899)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	636,570	(3,895,611)	(1,177,853)	304,100	1,070,870
Net change in unrealized gain (loss) on investments	(192,378)	7,129,733	1,466,740	1,502,892	(181,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	377,986	3,229,809	461,139	1,640,634	618,904

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	25,243	38,630	12,881	20,381	41,034
Annuity payments	(35,990)	(69,988)	(4,505)	(11,080)	(141,743)
Surrenders, withdrawals and death benefits	(1,555,641)	(2,086,502)	(1,323,215)	(1,394,976)	(2,589,849)
Net transfers between other subaccounts
or fixed rate option	(2,694,230)	2,286,578	1,016,063	3,250,102	(2,978,682)
Miscellaneous transactions	(257)	12,037	(84)	761	(673)
Other charges	(60,977)	(19,773)	(21,428)	(72,513)	(22,191)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,321,852)	160,982	(320,288)	1,792,675	(5,692,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,943,866)	3,390,791	140,851	3,433,309	(5,073,200)

NET ASSETS
Beginning of period	14,355,060	15,917,185	10,518,104	15,929,007	14,559,160
End of period	$10,411,194	$19,307,976	$10,658,955	$19,362,316	$9,485,960

Beginning units	718,030	904,768	983,922	1,581,695	760,494
Units issued	485,708	582,961	914,957	948,264	6,731,390
Units redeemed	(696,159)	(590,841)	(956,716)	(842,329)	(6,990,441)
Ending units	507,579	896,888	942,163	1,687,630	501,443

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Health Care	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(593,659)	$394,415	$(104,766)	$(92,617)	$(76,704)
Capital gains distributions received	—	—	—	436,361	—
Net realized gain (loss) on shares redeemed	2,240,853	531,487	196,571	(168,785)	(1,246,933)
Net change in unrealized gain (loss) on investments	(4,578,788)	359,802	839,081	(358,166)	953,936
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,931,594)	1,285,704	930,886	(183,207)	(369,701)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,185	28,476	11,793	19,033	10,632
Annuity payments	(14,718)	(27,657)	(22,574)	(12,729)	(5,450)
Surrenders, withdrawals and death benefits	(3,291,245)	(3,325,401)	(578,298)	(606,087)	(785,501)
Net transfers between other subaccounts
or fixed rate option	(13,721,142)	13,327,971	3,933,616	(2,570,385)	(1,064,606)
Miscellaneous transactions	(706)	(836)	205	1,044	(347)
Other charges	(207,342)	(5,505)	(38,963)	(2,988)	(9,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,230,968)	9,997,048	3,305,779	(3,172,112)	(1,854,785)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,162,562)	11,282,752	4,236,665	(3,355,319)	(2,224,486)

NET ASSETS
Beginning of period	49,519,588	8,489,213	7,191,839	9,886,704	7,721,413
End of period	$29,357,026	$19,771,965	$11,428,504	$6,531,385	$5,496,927

Beginning units	2,359,838	462,300	391,328	194,618	641,644
Units issued	590,604	2,150,502	504,513	129,207	507,201
Units redeemed	(1,457,214)	(1,632,195)	(357,888)	(200,380)	(685,067)
Ending units	1,493,228	980,607	537,953	123,445	463,778

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(227,814)	$(260,804)	$(189,604)	$(28,604)	$35,856
Capital gains distributions received	—	1,079,332	303,822	332,178	—
Net realized gain (loss) on shares redeemed	5,598,065	(633,746)	635,017	(612,279)	192,392
Net change in unrealized gain (loss) on investments	(157,572)	1,351,206	2,259,007	(171,842)	(111,607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,212,679	1,535,988	3,008,242	(480,547)	116,641

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,747	37,095	28,326	17,617	21,459
Annuity payments	(27,011)	(14,911)	(36,715)	(3,085)	(52,942)
Surrenders, withdrawals and death benefits	(1,641,928)	(2,121,403)	(1,883,386)	(1,152,857)	(1,778,332)
Net transfers between other subaccounts
or fixed rate option	305,697	(903,653)	10,592,629	(1,606,027)	(1,249,479)
Miscellaneous transactions	(565)	2,555	(100)	(2,742)	(182)
Other charges	(23,251)	(52,963)	(38,725)	(6,412)	(28,188)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,335,311)	(3,053,280)	8,662,029	(2,753,506)	(3,087,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,877,368	(1,517,292)	11,670,271	(3,234,053)	(2,971,023)

NET ASSETS
Beginning of period	10,177,829	21,168,706	12,037,764	8,013,341	11,628,858
End of period	$14,055,197	$19,651,414	$23,708,035	$4,779,288	$8,657,835

Beginning units	2,125,701	1,018,684	619,518	505,426	493,968
Units issued	9,570,359	975,899	1,206,747	346,174	504,703
Units redeemed	(9,774,195)	(1,142,161)	(824,691)	(535,618)	(650,671)
Ending units	1,921,865	852,422	1,001,574	315,982	348,000

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(85,837)	$(275,488)	$(20,903)	$(255,360)	$(7,163)
Capital gains distributions received	—	724,490	—	1,084,762	55,085
Net realized gain (loss) on shares redeemed	(176,982)	(1,224,837)	265,514	(714,175)	(138,327)
Net change in unrealized gain (loss) on investments	(84,455)	511,479	150,595	2,282,141	(8,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(347,274)	(264,356)	395,206	2,397,368	(98,998)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,300	36,455	4,722	23,975	772
Annuity payments	(13,693)	631,655	—	(12,476)	—
Surrenders, withdrawals and death benefits	(1,078,544)	(3,350,593)	(124,715)	(2,444,086)	(36,029)
Net transfers between other subaccounts
or fixed rate option	3,105,103	(7,961,541)	265,776	1,144,477	25,837
Miscellaneous transactions	5,341	1,488	(96)	(463)	(143)
Other charges	(13,286)	(22,235)	(1,045)	(43,481)	(853)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,026,221	(10,664,771)	144,642	(1,332,054)	(10,416)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,678,947	(10,929,127)	539,848	1,065,314	(109,414)

NET ASSETS
Beginning of period	7,626,844	28,860,228	1,975,264	21,607,779	498,338
End of period	$9,305,791	$17,931,101	$2,515,112	$22,673,093	$388,924

Beginning units	4,212,771	1,741,109	196,386	950,534	244,670
Units issued	55,007,632	4,263,784	435,208	1,378,100	2,939,805
Units redeemed	(53,598,671)	(4,925,677)	(436,397)	(1,489,766)	(2,945,356)
Ending units	5,621,732	1,079,216	195,197	838,868	239,119

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommunications
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(23,725)	$(10,376)	$(191,976)	$(73,306)	$12,225
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(156,390)	(325,309)	(420,993)	410,091	586,253
Net change in unrealized gain (loss) on investments	(34,264)	(68)	3,669,763	212,269	442,850
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(214,379)	(335,753)	3,056,794	549,054	1,041,328

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,606	34,495	22,342	8,161	5,786
Annuity payments	(1,627)	—	(31,216)	(14,776)	(1,484)
Surrenders, withdrawals and death benefits	(221,392)	(71,299)	(2,083,686)	(862,224)	(608,646)
Net transfers between other subaccounts
or fixed rate option	350,264	95,897	7,091,327	384,663	2,046,724
Miscellaneous transactions	85	113	(104)	(31)	217
Other charges	(3,532)	(1,036)	(35,674)	(2,955)	(32,361)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	128,404	58,170	4,962,989	(487,162)	1,410,236

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,975)	(277,583)	8,019,783	61,892	2,451,564

NET ASSETS
Beginning of period	1,492,510	539,097	10,714,337	6,099,901	4,363,096
End of period	$1,406,535	$261,514	$18,734,120	$6,161,793	$6,814,660

Beginning units	1,354,774	271,611	608,229	598,475	453,110
Units issued	9,279,104	12,157,780	1,019,778	464,849	1,085,703
Units redeemed	(9,218,138)	(12,263,828)	(801,457)	(520,235)	(916,511)
Ending units	1,415,740	165,563	826,550	543,089	622,302

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(197,563)	$(412,432)	$(86,446)	$268	$(252,859)
Capital gains distributions received	—	3,350,507	—	701,881	1,480,353
Net realized gain (loss) on shares redeemed	3,990,736	(230,784)	932,115	736,251	(292,547)
Net change in unrealized gain (loss) on investments	2,065,167	(1,525,403)	1,072,670	1,465,297	(717,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,858,340	1,181,888	1,918,339	2,903,697	217,022

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	186,092	61,086	13,092	34,295	29,143
Annuity payments	(413,939)	(109,459)	(24,291)	(145,096)	(15,803)
Surrenders, withdrawals and death benefits	(2,120,158)	(3,944,710)	(1,117,108)	(2,326,306)	(2,528,125)
Net transfers between other subaccounts
or fixed rate option	(178,129)	(4,529,767)	910,366	1,156,543	(4,979,754)
Miscellaneous transactions	(238)	(23)	(803)	24	1,198
Other charges	(12,202)	(21,047)	(4,164)	(96,317)	(49,048)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,538,574)	(8,543,920)	(222,908)	(1,376,857)	(7,542,389)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,319,766	(7,362,032)	1,695,431	1,526,840	(7,325,367)

NET ASSETS
Beginning of period	19,479,832	43,080,738	7,044,399	19,082,264	24,975,148
End of period	$22,799,598	$35,718,706	$8,739,830	$20,609,104	$17,649,781

Beginning units	790,075	7,828,013	439,383	1,068,510	1,412,365
Units issued	3,392,636	8,931,266	1,256,345	851,168	1,421,989
Units redeemed	(3,515,140)	(10,702,549)	(1,298,210)	(899,915)	(1,878,502)
Ending units	667,571	6,056,730	397,518	1,019,763	955,852

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100 Fund	Rydex VT Inverse S&P 500 Strategy Fund	Invesco V.I. Global Health Care Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(48,800)	$(17,282)	$(115,529)	$(398)	$(498,416)
Capital gains distributions received	—	—	1,002,518	—	5,144,698
Net realized gain (loss) on shares redeemed	(68,940)	96,602	489,275	(19,881)	2,833,202
Net change in unrealized gain (loss) on investments	2,007,143	84,590	(1,029,293)	16,518	(13,237,970)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,889,403	163,910	346,971	(3,761)	(5,758,486)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	36,360	2,185	17,784	29	113,413
Annuity payments	(14,894)	—	(43,533)	—	(214,315)
Surrenders, withdrawals and death benefits	(1,665,358)	(162,933)	(1,115,495)	(7,500)	(4,486,764)
Net transfers between other subaccounts
or fixed rate option	3,212,658	(55,614)	(428,112)	(457)	(6,374,512)
Miscellaneous transactions	(316)	16	(394)	(37)	1,683
Other charges	(42,661)	(1,655)	(13,743)	(47)	(39,720)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,525,789	(218,001)	(1,583,493)	(8,012)	(11,000,215)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,415,192	(54,091)	(1,236,522)	(11,773)	(16,758,701)

NET ASSETS
Beginning of period	15,187,850	1,334,268	9,017,676	32,384	46,870,806
End of period	$18,603,042	$1,280,177	$7,781,154	$20,611	$30,112,105

Beginning units	1,110,917	125,458	630,834	11,148	1,698,136
Units issued	1,171,832	1,362	4,380	278	175,177
Units redeemed	(1,087,456)	(21,306)	(114,363)	(3,257)	(645,744)
Ending units	1,195,293	105,514	520,851	8,169	1,227,569

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(242,178)	$(109,952)	$4,968	$(16,446)	$(19,708,583)
Capital gains distributions received	778,667	617,769	26,073	109,071	—
Net realized gain (loss) on shares redeemed	857,774	1,092,804	(19,714)	93,851	66,255,697
Net change in unrealized gain (loss) on investments	(1,958,913)	(316,612)	(9,414)	(129,669)	(26,377,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(564,650)	1,284,009	1,913	56,807	20,169,810

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,713	30,149	2,487	3,757	2,252,882
Annuity payments	(134,668)	(287,785)	—	(6,271)	(724,782)
Surrenders, withdrawals and death benefits	(1,840,610)	(3,138,824)	(31,122)	(249,982)	(70,737,268)
Net transfers between other subaccounts
or fixed rate option	(1,363,288)	(316,642)	(16,834)	(65,123)	(60,782,123)
Miscellaneous transactions	604	524	(27)	463	(19,593)
Other charges	(23,477)	(10,028)	(92)	(1,017)	(7,465,013)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,289,726)	(3,722,606)	(45,588)	(318,173)	(137,475,897)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,854,376)	(2,438,597)	(43,675)	(261,366)	(117,306,087)

NET ASSETS
Beginning of period	20,671,650	23,199,730	372,383	1,384,091	1,202,190,083
End of period	$16,817,274	$20,761,133	$328,708	$1,122,725	$1,084,883,996

Beginning units	2,189,262	593,272	44,441	72,383	100,567,282
Units issued	178,379	1,388	2,057	740	18,576,398
Units redeemed	(543,563)	(94,483)	(8,823)	(17,894)	(31,197,677)
Ending units	1,824,078	500,177	37,675	55,229	87,946,003

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(49,580,323)	$(29,617,923)	$(34,782,986)	$(1,106,932)	$(1,026,491)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	197,272,021	94,251,698	148,613,437	787,410	1,627,023
Net change in unrealized gain (loss) on investments	60,290,213	13,855,634	(34,788,919)	197,526	(701,374)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	207,981,911	78,489,409	79,041,532	(121,996)	(100,842)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,058,002	1,827,999	1,284	—	—
Annuity payments	(685,109)	(896,835)	(864,650)	(35,046)	(113,769)
Surrenders, withdrawals and death benefits	(158,338,134)	(97,798,355)	(94,069,413)	(9,950,678)	(6,584,485)
Net transfers between other subaccounts
or fixed rate option	(40,087,195)	(64,021,314)	285,649,855	(952,533)	(1,104,646)
Miscellaneous transactions	(12,418)	8,208	17,370	(670)	52
Other charges	(22,861,194)	(10,506,096)	(23,321,838)	(24,085)	(20,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(220,926,048)	(171,386,393)	167,412,608	(10,963,012)	(7,823,070)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,944,137)	(92,896,984)	246,454,140	(11,085,008)	(7,923,912)

NET ASSETS
Beginning of period	3,024,795,758	1,778,421,212	1,657,179,278	58,243,793	53,875,751
End of period	$3,011,851,621	$1,685,524,228	$1,903,633,418	$47,158,785	$45,951,839

Beginning units	248,775,340	124,458,773	110,487,858	4,489,896	4,096,813
Units issued	59,161,838	18,198,490	293,298,277	504,532	1,146,681
Units redeemed	(80,284,885)	(31,529,035)	(279,903,828)	(1,349,173)	(1,737,820)
Ending units	227,652,293	111,128,228	123,882,307	3,645,255	3,505,674

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2016	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(571,521)	$(1,417,129)	$(453,266)	$(2,253,545)	$(335,961)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,567,105	(9,626,355)	(22,115)	3,761,991	(860,335)
Net change in unrealized gain (loss) on investments	(1,852,210)	18,309,232	201,125	(560,184)	3,380,067
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(856,626)	7,265,748	(274,256)	948,262	2,183,771

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,641	101,208	—	—	35,454
Annuity payments	(34,365)	(102,519)	—	(39,242)	(25,738)
Surrenders, withdrawals and death benefits	(2,207,686)	(5,082,786)	(2,559,416)	(14,544,599)	(1,481,995)
Net transfers between other subaccounts
or fixed rate option	(2,266,645)	(2,141,966)	(35,130,145)	(14,127,019)	646,342
Miscellaneous transactions	(589)	(7,672)	(61)	154	3,194
Other charges	(300,786)	(846,089)	(25,814)	(44,055)	(158,799)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,743,430)	(8,079,824)	(37,715,436)	(28,754,761)	(981,542)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,600,056)	(814,076)	(37,989,692)	(27,806,499)	1,202,229

NET ASSETS
Beginning of period	38,841,319	89,178,843	38,049,860	125,484,926	22,136,398
End of period	$33,241,263	$88,364,767	$60,168	$97,678,427	$23,338,627

Beginning units	2,971,129	11,384,861	3,661,154	11,369,285	1,413,389
Units issued	1,141,411	5,493,204	889,635	2,868,083	711,943
Units redeemed	(1,560,827)	(6,701,045)	(4,544,843)	(5,382,578)	(798,606)
Ending units	2,551,713	10,177,020	5,946	8,854,790	1,326,726

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(925,795)	$(907,765)	$(2,868,924)	$(29,745)	$(240,352)
Capital gains distributions received	—	—	—	116,356	878,743
Net realized gain (loss) on shares redeemed	4,735,647	377,514	4,990,862	31,147	(1,814,779)
Net change in unrealized gain (loss) on investments	(7,000,343)	18,089	(238,550)	(143,886)	890,021
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,190,491)	(512,162)	1,883,388	(26,128)	(286,367)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	81,828	—	63,612	4,812	14,909
Annuity payments	(46,427)	—	(50,448)	(62,294)	(77,954)
Surrenders, withdrawals and death benefits	(4,572,755)	(8,454,743)	(22,908,467)	(142,236)	(2,365,901)
Net transfers between other subaccounts
or fixed rate option	(11,414,067)	33,865,669	(23,303,363)	(18,624)	(2,407,827)
Miscellaneous transactions	(805)	116	(1,598)	(17)	(871)
Other charges	(467,942)	(12,863)	(46,001)	(1,455)	(18,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,420,168)	25,398,179	(46,246,265)	(219,814)	(4,856,027)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,610,659)	24,886,017	(44,362,877)	(245,942)	(5,142,394)

NET ASSETS
Beginning of period	71,740,219	28,076,857	161,963,228	2,291,470	19,870,730
End of period	$52,129,560	$52,962,874	$117,600,351	$2,045,528	$14,728,336

Beginning units	3,588,780	2,512,806	12,539,102	120,277	954,620
Units issued	1,347,273	3,775,421	3,721,935	759	106,031
Units redeemed	(2,257,619)	(1,540,369)	(7,152,286)	(12,722)	(328,979)
Ending units	2,678,434	4,747,858	9,108,751	108,314	731,672
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(149,067)	$215,354	$(2,403,804)	$(1,819,157)	$(2,051,158)
Capital gains distributions received	1,030,370	947,741	—	—	—
Net realized gain (loss) on shares redeemed	(240,649)	(147,712)	4,673,840	4,830,292	6,215,904
Net change in unrealized gain (loss) on investments	(13,216)	(984,688)	(1,125,761)	3,301,667	932,904
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	627,438	30,695	1,144,275	6,312,802	5,097,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,741	49,689	165	2,235,712	109,820
Annuity payments	(86,947)	(33,593)	(24,507)	(443,364)	(49,163)
Surrenders, withdrawals and death benefits	(1,035,053)	(1,358,136)	(22,172,894)	(31,793,601)	(8,672,167)
Net transfers between other subaccounts
or fixed rate option	(724,590)	(1,872,126)	13,743,826	20,234,986	(2,917,039)
Miscellaneous transactions	(434)	(799)	(260)	3,388	(154)
Other charges	(14,005)	(16,749)	(36,074)	(49,548)	(767,473)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,794,288)	(3,231,714)	(8,489,744)	(9,812,427)	(12,296,176)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,166,850)	(3,201,019)	(7,345,469)	(3,499,625)	(7,198,526)

NET ASSETS
Beginning of period	12,072,105	15,263,376	112,131,371	137,293,842	121,568,965
End of period	$10,905,255	$12,062,357	$104,785,902	$133,794,217	$114,370,439

Beginning units	708,305	917,713	9,448,178	11,025,818	11,269,993
Units issued	125,382	108,296	8,231,760	2,746,331	3,688,700
Units redeemed	(234,437)	(314,876)	(8,834,776)	(3,533,907)	(4,895,472)
Ending units	599,250	711,133	8,845,162	10,238,242	10,063,221

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(21,791)	$11,297	$(44,397)	$25,158	$29,592
Capital gains distributions received	—	4,530	—	265,887	477,143
Net realized gain (loss) on shares redeemed	2,180,981	706	289,180	232,207	156,141
Net change in unrealized gain (loss) on investments	1,216,296	(6,075)	(249,077)	(254,233)	(179,210)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,375,486	10,458	(4,294)	269,019	483,666

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	115,623	666	1,975	6,943	5,724
Annuity payments	(231,781)	(2,231)	(7,023)	—	(57,113)
Surrenders, withdrawals and death benefits	(3,984,888)	(37,723)	(378,605)	(257,950)	(253,992)
Net transfers between other subaccounts
or fixed rate option	4,922,872	(1,307)	(276,115)	(325,416)	(110,727)
Miscellaneous transactions	541	1	(70)	(809)	170
Other charges	(24,384)	(596)	(4,600)	(5,619)	(2,417)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	797,983	(41,190)	(664,438)	(582,851)	(418,355)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,173,469	(30,732)	(668,732)	(313,832)	65,311

NET ASSETS
Beginning of period	24,412,637	628,204	4,895,136	2,766,718	4,771,715
End of period	$28,586,106	$597,472	$4,226,404	$2,452,886	$4,837,026

Beginning units	1,578,399	60,865	297,837	167,466	291,997
Units issued	900,279	61	97	7,752	317
Units redeemed	(849,093)	(3,995)	(41,372)	(41,397)	(24,839)
Ending units	1,629,585	56,931	256,562	133,821	267,475

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,285,531)	$(685,080)	$(2,658,795)	$(16,998)	$(923,522)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,895,392	1,734,302	7,363,888	112,351	1,497,425
Net change in unrealized gain (loss) on investments	1,110,215	(2,022,085)	(1,234,842)	3,214	5,442,256
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,720,076	(972,863)	3,470,251	98,567	6,016,159

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,637	—	298,685	1,170	33,671
Annuity payments	(58,750)	—	(450,211)	—	(90,899)
Surrenders, withdrawals and death benefits	(7,959,443)	(5,388,475)	(12,332,414)	(228,288)	(4,853,948)
Net transfers between other subaccounts
or fixed rate option	24,452,617	23,531,268	(7,570,510)	321,534	24,167,735
Miscellaneous transactions	(599)	526	220	—	(2,232)
Other charges	(658,544)	(16,030)	(876,387)	(473)	(426,866)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,806,918	18,127,289	(20,930,617)	93,943	18,827,461

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,526,994	17,154,426	(17,460,366)	192,510	24,843,620

NET ASSETS
Beginning of period	60,873,124	27,610,056	181,436,711	855,197	44,285,813
End of period	$78,400,118	$44,764,482	$163,976,345	$1,047,707	$69,129,433

Beginning units	5,836,071	2,739,248	14,933,180	93,932	3,100,484
Units issued	5,442,505	3,152,509	2,415,429	253,174	3,018,080
Units redeemed	(3,964,101)	(1,466,097)	(4,222,712)	(241,563)	(1,792,483)
Ending units	7,314,475	4,425,660	13,125,897	105,543	4,326,081

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(175,349)	$(151,670)	$(22,055)	$(655,899)	$(6,505)
Capital gains distributions received	1,227,115	—	—	—	—
Net realized gain (loss) on shares redeemed	458,951	333,470	(181,917)	448,589	815
Net change in unrealized gain (loss) on investments	(1,736,740)	1,132	343,974	4,691,942	57,096
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(226,023)	182,932	140,002	4,484,632	51,406

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	60,990	—	1,814	49,476	341
Annuity payments	(78,999)	—	—	(38,060)	—
Surrenders, withdrawals and death benefits	(1,475,716)	(952,151)	(243,445)	(3,012,275)	(50,194)
Net transfers between other subaccounts
or fixed rate option	(549,929)	(2,650,861)	450,695	31,010,639	385,627
Miscellaneous transactions	(1,122)	134	(156)	(192)	(1,677)
Other charges	(16,128)	(3,332)	(645)	(314,716)	(144)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,060,904)	(3,606,210)	208,263	27,694,872	333,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,286,927)	(3,423,278)	348,265	32,179,504	385,359

NET ASSETS
Beginning of period	14,113,944	8,626,333	1,596,077	25,201,049	266,951
End of period	$11,827,017	$5,203,055	$1,944,342	$57,380,553	$652,310

Beginning units	1,004,856	874,779	197,989	2,033,365	35,115
Units issued	160,929	68,675	131,268	3,431,012	172,628
Units redeemed	(319,042)	(416,276)	(113,854)	(1,369,045)	(127,522)
Ending units	846,743	527,178	215,403	4,095,332	80,221

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,664)	$17,508	$(687,958)	$(2,245,542)	$(58,323)
Capital gains distributions received	—	8,029	—	—	—
Net realized gain (loss) on shares redeemed	—	(5,085)	698,916	2,118,233	89,121
Net change in unrealized gain (loss) on investments	—	(4,063)	1,817,109	4,078,035	347,819
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,664)	16,389	1,828,067	3,950,726	378,617

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,103	139	107	19,655	6,742
Annuity payments	(19,405)	(1,294)	—	(281,335)	—
Surrenders, withdrawals and death benefits	(625,990)	(14,979)	(3,915,336)	(22,857,819)	(322,940)
Net transfers between other subaccounts
or fixed rate option	553,173	(912)	8,431,152	29,207,503	1,694,365
Miscellaneous transactions	27	—	635	593	(589)
Other charges	(2,140)	(236)	(240,260)	(658,990)	(2,392)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,232)	(17,282)	4,276,298	5,429,607	1,375,186

TOTAL INCREASE (DECREASE) IN NET ASSETS	(101,896)	(893)	6,104,365	9,380,333	1,753,803

NET ASSETS
Beginning of period	1,006,338	169,668	36,366,519	89,663,319	3,180,314
End of period	$904,442	$168,775	$42,470,884	$99,043,652	$4,934,117

Beginning units	103,366	16,645	3,456,959	9,156,684	244,824
Units issued	48,933	6	2,746,144	10,122,127	353,858
Units redeemed	(58,477)	(1,575)	(2,350,696)	(9,466,784)	(252,096)
Ending units	93,822	15,076	3,852,407	9,812,027	346,586

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(33,761)	$(3,710,101)	$(2,227,189)	$(1,230,654)	$89,315
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,339	29,964,278	5,419,337	(3,000,397)	(88,339)
Net change in unrealized gain (loss) on investments	204,741	(4,818,402)	(8,590,806)	(11,861,708)	(1,330,037)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	181,319	21,435,775	(5,398,658)	(16,092,759)	(1,329,061)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,090	—	—	—	64,679
Annuity payments	—	(19,743)	—	—	(68,651)
Surrenders, withdrawals and death benefits	(386,960)	(23,654,866)	(13,536,614)	(7,903,765)	(1,768,703)
Net transfers between other subaccounts
or fixed rate option	1,369,705	(304,803,494)	127,347,968	268,297,105	34,460,063
Miscellaneous transactions	(423)	(7,038)	(840)	1,074	1,028
Other charges	(1,672)	(69,793)	(58,207)	(4,750)	(16,432)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	983,740	(328,554,934)	113,752,307	260,389,664	32,671,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,165,059	(307,119,159)	108,353,649	244,296,905	31,342,923

NET ASSETS
Beginning of period	2,032,655	328,078,910	85,261,881	—	—
End of period	$3,197,714	$20,959,751	$193,615,530	$244,296,905	$31,342,923

Beginning units	153,593	29,129,249	8,601,272	—	—
Units issued	142,580	3,462,380	21,347,521	29,713,018	3,798,179
Units redeemed	(74,684)	(30,736,760)	(10,427,521)	(4,936,839)	(580,560)
Ending units	221,489	1,854,869	19,521,272	24,776,179	3,217,619

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A83

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2017

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, the “Contract” and collectively, the “Contracts”). The following is a list of each Contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The Contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a Contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.
The corresponding subaccount names are as follows:

A84

Note 1:	General (continued)

AST Goldman Sachs Large-Cap Value Portfolio	ProFund VP Short Mid-Cap
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Short NASDAQ-100
AST Government Money Market Portfolio	ProFund VP Short Small-Cap
AST Cohen & Steers Realty Portfolio	ProFund VP Small-Cap Value
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Technology
AST T. Rowe Price Large-Cap Value Portfolio (formerly AST	ProFund VP Telecommunications
Value Equity Portfolio)	ProFund VP UltraMid-Cap
AST High Yield Portfolio	ProFund VP UltraNASDAQ-100
AST Small-Cap Growth Opportunities Portfolio	ProFund VP UltraSmall-Cap
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Utilities
AST Small-Cap Value Portfolio	ProFund VP Large-Cap Growth
AST Goldman Sachs Mid-Cap Growth Portfolio	ProFund VP Large-Cap Value
AST Goldman Sachs Small-Cap Value Portfolio	Rydex VT Nova Fund
AST Hotchkis & Wiley Large-Cap Value Portfolio	Rydex VT NASDAQ-100 Fund
AST Lord Abbett Core Fixed Income Portfolio	Rydex VT Inverse S&P 500 Strategy Fund
AST Loomis Sayles Large-Cap Growth Portfolio	Invesco V.I. Global Health Care Fund (Series I)
AST MFS Growth Portfolio	Invesco V.I. Technology Fund (Series I)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST Small-Cap Growth Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST BlackRock/Loomis Sayles Bond Portfolio	AST FI Pyramis Quantitative Portfolio
AST QMA US Equity Alpha Portfolio	AST Prudential Growth Allocation Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST Advanced Strategies Portfolio
AST T. Rowe Price Asset Allocation Portfolio	AST Investment Grade Bond Portfolio
AST International Value Portfolio	AST Bond Portfolio 2018
AST MFS Global Equity Portfolio	AST Bond Portfolio 2019
AST J.P. Morgan International Equity Portfolio	AST Global Real Estate Portfolio
AST Templeton Global Bond Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2016*
AST Wellington Management Hedged Equity Portfolio	AST Bond Portfolio 2020
AST Capital Growth Asset Allocation Portfolio	AST Boston Partners Large-Cap Value Portfolio*
AST Academic Strategies Asset Allocation Portfolio	AST Jennison Large-Cap Growth Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2017
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2021
AST Schroders Global Tactical Portfolio*	Wells Fargo VT Omega Growth Fund (Class 2)
AST RCM World Trends Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST J.P. Morgan Global Thematic Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Goldman Sachs Multi-Asset Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2022
Davis Value Portfolio	AST Quantitative Modeling Portfolio
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST BlackRock Global Strategies Portfolio
Columbia Variable Portfolio - Small Company Growth	Invesco V.I. Diversified Dividend Fund (Series I)
Fund (Class 1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund
Prudential SP International Growth Portfolio (Class I)	(Class 1)
ProFund VP Asia 30	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Banks	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Bear	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Biotechnology	AST Prudential Core Bond Portfolio
ProFund VP Basic Materials	AST Bond Portfolio 2023
ProFund VP UltraBull	AST New Discovery Asset Allocation Portfolio
ProFund VP Bull	AST Western Asset Emerging Markets Debt Portfolio
ProFund VP Consumer Services	AST MFS Large-Cap Value Portfolio
ProFund VP Consumer Goods	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Oil & Gas	AST Bond Portfolio 2024
ProFund VP Europe 30	AST AQR Emerging Markets Equity Portfolio
ProFund VP Financials	AST ClearBridge Dividend Growth Portfolio
ProFund VP U.S. Government Plus	AST QMA Emerging Markets Equity Portfolio*
ProFund VP Health Care	Columbia Variable Portfolio Government Money Market Fund
Access VP High Yield Fund	(Class 1)
ProFund VP Industrials	Columbia Variable Portfolio - Income Opportunities Fund
ProFund VP Internet	(Class 1)
ProFund VP Japan	AST BlackRock iShares ETF Portfolio*
ProFund VP Precious Metals	AST Defensive Asset Allocation Portfolio*
ProFund VP Mid-Cap Growth	AST AQR Large-Cap Portfolio
ProFund VP Mid-Cap Value	AST QMA Large-Cap Portfolio
ProFund VP Pharmaceuticals	AST Bond Portfolio 2025
ProFund VP Real Estate	AST Bond Portfolio 2026
ProFund VP Rising Rates Opportunity	AST Bond Portfolio 2027
ProFund VP NASDAQ-100	NVIT Emerging Markets Fund (Class D)
ProFund VP Semiconductor	AST Bond Portfolio 2028

A85

Note 1:	General (continued)

ProFund VP Small-Cap Growth
__________

* Subaccount was no longer available for investment as of December 31, 2017.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 28, 2017	AST BlackRock iShares ETF Portfolio	AST Goldman Sachs Multi-Asset Portfolio
April 28, 2017	AST Boston Partners Large-Cap Value Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
April 28, 2017	AST Defensive Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
April 28, 2017	AST QMA Emerging Markets Equity Portfolio	AST AQR Emerging Markets Equity Portfolio
April 28, 2017	AST Schroders Global Tactical Portfolio	AST Prudential Growth Allocation Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.
Certain prior period contract owner transaction amounts in the Statements of Changes in Net Assets have been reclassified to conform to the current period's presentation.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

A86

Note 3:	Fair Value of Assets (continued)

Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment.

As of December 31, 2017, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2017, there were no transfers between fair value levels.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2017 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$85,855,665	$139,074,658
AST T. Rowe Price Large-Cap Growth Portfolio	102,976,921	172,447,043
AST Government Money Market Portfolio	412,826,053	500,572,561
AST Cohen & Steers Realty Portfolio	20,321,069	41,841,890
AST J.P. Morgan Strategic Opportunities Portfolio	118,882,311	218,088,703
AST T. Rowe Price Large-Cap Value Portfolio	19,395,925	24,384,641
AST High Yield Portfolio	65,153,939	98,042,340
AST Small-Cap Growth Opportunities Portfolio	25,274,278	57,138,393
AST WEDGE Capital Mid-Cap Value Portfolio	18,053,008	27,502,186
AST Small-Cap Value Portfolio	31,869,372	66,323,962
AST Goldman Sachs Mid-Cap Growth Portfolio	68,004,689	117,569,952
AST Goldman Sachs Small-Cap Value Portfolio	38,754,200	61,772,102
AST Hotchkis & Wiley Large-Cap Value Portfolio	37,395,647	68,853,861
AST Lord Abbett Core Fixed Income Portfolio	48,052,343	75,367,893
AST Loomis Sayles Large-Cap Growth Portfolio	56,712,492	236,461,144
AST MFS Growth Portfolio	26,083,322	56,712,058
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	41,931,183	81,215,385
AST Small-Cap Growth Portfolio	34,510,750	47,624,198
AST BlackRock Low Duration Bond Portfolio	51,269,565	80,447,430
AST BlackRock/Loomis Sayles Bond Portfolio	208,897,157	251,728,188
AST QMA US Equity Alpha Portfolio	40,926,146	56,732,451
AST T. Rowe Price Natural Resources Portfolio	34,815,560	46,420,938
AST T. Rowe Price Asset Allocation Portfolio	402,978,491	621,562,500
AST International Value Portfolio	26,113,818	32,798,806
AST MFS Global Equity Portfolio	59,527,289	75,455,548
AST J.P. Morgan International Equity Portfolio	39,522,482	42,800,544
AST Templeton Global Bond Portfolio	28,617,019	31,630,529

A87

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Growth Portfolio	$33,213,687	$76,771,746
AST Wellington Management Hedged Equity Portfolio	87,437,736	132,529,735
AST Capital Growth Asset Allocation Portfolio	670,640,009	1,054,253,736
AST Academic Strategies Asset Allocation Portfolio	293,730,939	510,896,680
AST Balanced Asset Allocation Portfolio	374,566,783	650,773,079
AST Preservation Asset Allocation Portfolio	320,546,364	521,214,272
AST Schroders Global Tactical Portfolio	53,736,726	1,649,520,142
AST RCM World Trends Portfolio	159,168,294	223,398,302
AST J.P. Morgan Global Thematic Portfolio	131,954,013	156,938,702
AST Goldman Sachs Multi-Asset Portfolio	167,298,903	169,108,292
AST Western Asset Core Plus Bond Portfolio	129,070,751	119,865,990
Davis Value Portfolio	9,924	119,791
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	1,552	484,193
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	58	49,166
Prudential SP International Growth Portfolio (Class I)	1,848,318	1,409,454
ProFund VP Asia 30	4,929,757	5,357,822
ProFund VP Banks	19,173,891	21,123,757
ProFund VP Bear	5,125,239	6,056,339
ProFund VP Biotechnology	19,875,328	20,109,460
ProFund VP Basic Materials	7,102,179	8,733,410
ProFund VP UltraBull	23,264,189	23,405,896
ProFund VP Bull	134,293,327	131,929,418
ProFund VP Consumer Services	4,794,042	5,965,272
ProFund VP Consumer Goods	2,555,614	4,476,913
ProFund VP Oil & Gas	7,872,754	12,470,266
ProFund VP Europe 30	40,664,004	41,906,419
ProFund VP Financials	9,383,103	11,771,052
ProFund VP U.S. Government Plus	86,823,185	89,867,083
ProFund VP Health Care	8,622,650	13,182,846
Access VP High Yield Fund	10,827,875	21,550,469
ProFund VP Industrials	7,755,616	8,942,331
ProFund VP Internet	4,839,952	5,967,496
ProFund VP Japan	3,394,472	3,492,266
ProFund VP Precious Metals	57,664,162	61,913,286
ProFund VP Mid-Cap Growth	7,949,601	10,800,003
ProFund VP Mid-Cap Value	4,523,627	15,092,859
ProFund VP Pharmaceuticals	4,132,294	5,003,410
ProFund VP Real Estate	6,675,879	8,610,947
ProFund VP Rising Rates Opportunity	45,739,170	51,420,052
ProFund VP NASDAQ-100	95,304,726	96,286,725
ProFund VP Semiconductor	4,745,487	4,617,148
ProFund VP Small-Cap Growth	14,939,771	20,403,160
ProFund VP Short Mid-Cap	3,435,489	3,663,434
ProFund VP Short NASDAQ-100	4,294,030	4,731,815
ProFund VP Short Small-Cap	20,846,767	20,969,643
ProFund VP Small-Cap Value	6,831,834	14,021,246
ProFund VP Technology	6,194,414	7,014,746
ProFund VP Telecommunications	6,462,418	7,810,162
ProFund VP UltraMid-Cap	111,369,126	122,437,436
ProFund VP UltraNASDAQ-100	43,047,078	50,156,848
ProFund VP UltraSmall-Cap	30,854,624	32,084,589
ProFund VP Utilities	12,721,053	12,963,011
ProFund VP Large-Cap Growth	17,087,499	17,644,264
ProFund VP Large-Cap Value	6,228,606	10,889,547
Rydex VT Nova Fund	11,077	292,060
Rydex VT NASDAQ-100 Fund	25,737	1,191,697

A88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Rydex VT Inverse S&P 500 Strategy Fund	$2,145	$394
Invesco V.I. Global Health Care Fund (Series I)	2,867,029	9,174,722
Invesco V.I. Technology Fund (Series I)	3,303,056	4,309,583
Wells Fargo VT Index Asset Allocation Fund (Class 2)	367,552	2,883,335
Wells Fargo VT International Equity Fund (Class 2)	26,156	108,211
Wells Fargo VT Small Cap Growth Fund (Class 2)	29,534	147,883
AST FI Pyramis Quantitative Portfolio	165,828,826	275,522,679
AST Prudential Growth Allocation Portfolio	2,242,751,162	1,007,506,181
AST Advanced Strategies Portfolio	214,757,427	396,500,195
AST Investment Grade Bond Portfolio	469,761,431	1,382,184,603
AST Bond Portfolio 2018	41,206,884	20,852,969
AST Bond Portfolio 2019	4,078,232	17,485,562
AST Global Real Estate Portfolio	11,156,847	10,760,137
AST Parametric Emerging Markets Equity Portfolio	42,822,385	30,987,046
AST Bond Portfolio 2016	—	60,152
AST Bond Portfolio 2020	6,742,919	57,554,651
AST Boston Partners Large-Cap Value Portfolio	5,896,458	30,188,966
AST Jennison Large-Cap Growth Portfolio	27,895,281	21,932,127
AST Bond Portfolio 2017	1,029,123	54,115,834
AST Bond Portfolio 2021	9,044,074	73,006,149
Wells Fargo VT Omega Growth Fund (Class 2)	28,198	317,562
Wells Fargo VT Omega Growth Fund (Class 1)	4,269,755	6,971,130
Wells Fargo VT Small Cap Growth Fund (Class 1)	2,402,962	3,821,242
Wells Fargo VT International Equity Fund (Class 1)	3,691,055	4,639,110
AST Bond Portfolio 2022	11,928,055	73,814,906
AST Quantitative Modeling Portfolio	49,178,079	69,233,252
AST BlackRock Global Strategies Portfolio	45,673,476	41,977,125
Invesco V.I. Diversified Dividend Fund (Series I)	6,808,846	11,282,819
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	44	64,768
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	809	579,957
Wells Fargo VT Opportunity Fund (Class 1)	65,287	450,430
Wells Fargo VT Opportunity Fund (Class 2)	48,366	617,012
AST Prudential Core Bond Portfolio	38,979,292	28,677,176
AST Bond Portfolio 2023	5,796,171	24,571,423
AST New Discovery Asset Allocation Portfolio	29,681,600	44,235,400
AST Western Asset Emerging Markets Debt Portfolio	3,621,856	1,570,594
AST MFS Large-Cap Value Portfolio	28,273,718	26,208,026
Invesco V.I. Mid Cap Growth Fund (Series I)	2,135,574	3,525,362
AST Bond Portfolio 2024	62,139,668	8,639,269
AST AQR Emerging Markets Equity Portfolio	5,872,037	3,927,656
AST ClearBridge Dividend Growth Portfolio	22,280,879	23,127,388
AST QMA Emerging Markets Equity Portfolio	387,063	1,127,229
Columbia Variable Portfolio Government Money Market Fund (Class 1)	1,345,908	1,336,433
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	62	13,911
AST BlackRock iShares ETF Portfolio	7,145,076	51,405,932
AST Defensive Asset Allocation Portfolio	12,134,916	113,579,333
AST AQR Large-Cap Portfolio	1,995,075	3,248,999
AST QMA Large-Cap Portfolio	1,177,152	1,544,107
AST Bond Portfolio 2025	6,139,465	19,580,962
AST Bond Portfolio 2026	88,011,002	170,017,269
AST Bond Portfolio 2027	127,349,361	222,277,332
NVIT Emerging Markets Fund (Class D)	7,209,461	11,992,284
AST Bond Portfolio 2028	7,800,375	2,277,580

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (formerly Prudential Investments LLC) (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative

A89

Note 6:	Related Party Transactions

Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement agreements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

A90

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total return are presented for the products offered by Prudential and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable Contract options.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2017	28,413	$14.28278	to	$52.56143	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38124	to	$48.20624	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33496	to	$43.80310	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	31,645	$13.29843	to	$46.57737	$689,167	0.00%	0.65%	to	3.05%	9.68%	to	12.40%
December 31, 2013	37,349	$12.08707	to	$41.75519	$716,558	0.00%	0.65%	to	3.05%	29.47%	to	32.67%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2017	19,217	$17.29460	to	$48.66519	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83050	to	$35.52458	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78026	to	$34.81718	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%
December 31, 2014	30,989	$11.93099	to	$31.98018	$587,850	0.00%	0.65%	to	3.05%	5.04%	to	7.64%
December 31, 2013	33,289	$11.26548	to	$29.71001	$592,866	0.00%	0.65%	to	3.05%	39.64%	to	43.09%

	AST Government Money Market Portfolio
December 31, 2017	45,354	$7.68106	to	$14.77056	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.89524	to	$14.81638	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14297	to	$14.91290	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2014	67,305	$8.39917	to	$15.01092	$736,674	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2013	73,054	$8.66333	to	$15.10943	$791,598	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2017	3,435	$19.93654	to	$51.16020	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29379	to	$48.46744	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.92641	to	$46.54348	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%
December 31, 2014	5,273	$18.56231	to	$44.69065	$196,643	0.00%	0.65%	to	3.05%	26.92%	to	30.06%
December 31, 2013	5,542	$14.57979	to	$34.56960	$159,581	0.00%	0.65%	to	3.05%	-0.01%	to	2.46%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2017	43,506	$12.35172	to	$34.88664	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.33648	to	$31.31259	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.23693	to	$30.35229	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%
December 31, 2014	69,641	$11.58766	to	$30.60670	$1,109,218	0.00%	0.65%	to	3.05%	2.23%	to	4.76%
December 31, 2013	78,019	$11.31123	to	$29.21518	$1,196,353	0.00%	0.65%	to	3.05%	7.65%	to	10.31%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2017	4,448	$13.98610	to	$26.26066	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.33812	to	$22.73534	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95365	to	$21.61669	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%
December 31, 2014	7,116	$13.08521	to	$23.22103	$127,679	0.00%	0.65%	to	3.05%	-1.54%	to	0.90%
December 31, 2013	8,256	$12.48646	to	$23.07231	$148,095	0.00%	0.65%	to	3.05%	30.52%	to	33.75%

	AST High Yield Portfolio
December 31, 2017	7,950	$13.98805	to	$32.62333	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38261	to	$30.55351	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69288	to	$26.65008	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%
December 31, 2014	12,386	$12.48064	to	$27.81549	$249,186	0.00%	0.65%	to	3.05%	-0.57%	to	1.89%
December 31, 2013	19,537	$12.52635	to	$27.29926	$393,331	0.00%	0.65%	to	3.05%	3.91%	to	6.48%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2017	8,622	$20.60789	to	$52.19166	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59396	to	$41.24410	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84237	to	$38.64298	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%
December 31, 2014	13,633	$16.07579	to	$38.48022	$295,248	0.00%	0.65%	to	3.05%	1.74%	to	4.26%
December 31, 2013	15,357	$15.68297	to	$37.00144	$323,756	0.00%	0.65%	to	3.05%	36.52%	to	39.90%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2017	3,003	$20.10388	to	$39.71297	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.43906	to	$33.80820	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.72952	to	$29.92642	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%
December 31, 2014	4,943	$17.31881	to	$32.33505	$118,992	0.00%	0.65%	to	3.05%	11.46%	to	14.22%
December 31, 2013	5,480	$15.48977	to	$28.38035	$116,162	0.00%	0.65%	to	3.05%	28.38%	to	31.55%

	AST Small-Cap Value Portfolio
December 31, 2017	6,985	$20.51707	to	$54.64572	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65171	to	$51.23806	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.63889	to	$39.91627	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%
December 31, 2014	11,173	$16.80545	to	$41.98705	$331,797	0.00%	0.65%	to	3.05%	2.06%	to	4.58%
December 31, 2013	13,096	$16.41575	to	$40.14664	$370,911	0.00%	0.65%	to	3.05%	33.21%	to	36.51%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2017	32,135	$9.73787	to	$40.80971	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.83794	to	$32.40164	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.88820	to	$32.16636	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%
December 31, 2014	17,204	$8.55616	to	$34.41507	$270,287	0.00%	0.65%	to	3.05%	8.13%	to	10.80%
December 31, 2013	19,607	$7.84834	to	$31.13825	$286,931	0.00%	0.65%	to	3.05%	28.16%	to	31.33%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2017	4,501	$22.57885	to	$69.38111	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69331	to	$62.24760	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.11571	to	$50.40109	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%
December 31, 2014	6,815	$18.62287	to	$53.68012	$242,872	0.00%	0.65%	to	3.05%	3.93%	to	6.50%
December 31, 2013	6,989	$17.86358	to	$50.40332	$237,752	0.00%	0.65%	to	3.05%	34.58%	to	37.91%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2017	11,149	$15.96190	to	$48.57917	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.76921	to	$41.02324	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.80925	to	$34.44205	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%
December 31, 2014	18,558	$13.17567	to	$37.61471	$349,899	0.00%	0.65%	to	3.05%	10.28%	to	13.01%
December 31, 2013	19,347	$11.91079	to	$33.28529	$326,159	0.00%	0.65%	to	3.05%	35.60%	to	38.95%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2017	14,713	$11.56583	to	$21.20373	$266,912	0.00%	0.65%	to	3.05%	0.21%	to	2.68%
December 31, 2016	16,080	$11.51798	to	$20.64983	$285,072	0.00%	0.65%	to	3.05%	-0.52%	to	1.94%
December 31, 2015	17,421	$12.31383	to	$20.25767	$303,985	0.00%	0.65%	to	3.05%	-3.62%	to	-1.23%
December 31, 2014	17,718	$12.73641	to	$20.50998	$312,815	0.00%	0.65%	to	3.05%	3.14%	to	5.70%
December 31, 2013	18,063	$12.30996	to	$19.40444	$302,619	0.00%	0.65%	to	3.05%	-4.99%	to	-2.64%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2017	29,004	$20.54828	to	$49.19383	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.80565	to	$37.23259	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.04512	to	$35.49674	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%
December 31, 2014	50,224	$14.06936	to	$32.45986	$1,088,141	0.00%	0.65%	to	3.05%	7.22%	to	9.87%
December 31, 2013	46,097	$13.09529	to	$29.54365	$867,986	0.00%	0.65%	to	3.05%	32.45%	to	35.72%

	AST MFS Growth Portfolio
December 31, 2017	10,885	$14.79726	to	$33.33872	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58066	to	$25.73743	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62447	to	$25.48373	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%
December 31, 2014	16,817	$11.09036	to	$23.98155	$255,131	0.00%	0.65%	to	3.05%	5.39%	to	8.00%
December 31, 2013	18,805	$10.43665	to	$22.26046	$266,959	0.00%	0.65%	to	3.05%	32.54%	to	35.82%
A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2017	7,778	$20.79750	to	$81.37387	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79252	to	$71.98029	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13466	to	$61.27996	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%
December 31, 2014	11,696	$16.50935	to	$65.36528	$455,842	0.00%	0.65%	to	3.05%	10.77%	to	13.51%
December 31, 2013	13,190	$14.87402	to	$57.58674	$453,513	0.00%	0.65%	to	3.05%	37.68%	to	41.08%

	AST Small-Cap Growth Portfolio
December 31, 2017	5,038	$21.29004	to	$52.67592	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62031	to	$42.78718	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.67700	to	$38.42630	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%
December 31, 2014	6,896	$16.01114	to	$38.37610	$162,004	0.00%	0.65%	to	3.05%	0.65%	to	3.14%
December 31, 2013	8,471	$15.87466	to	$37.20616	$192,230	0.00%	0.65%	to	3.05%	31.05%	to	34.29%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2017	22,957	$9.17786	to	$20.37142	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.30721	to	$20.16033	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44474	to	$19.96538	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%
December 31, 2014	34,413	$9.69502	to	$19.99945	$472,442	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%
December 31, 2013	42,059	$10.00959	to	$20.14971	$578,095	0.00%	0.65%	to	3.05%	-5.16%	to	-2.81%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2017	67,284	$11.29885	to	$30.59987	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14342	to	$29.51247	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00429	to	$28.50038	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%
December 31, 2014	98,250	$11.57101	to	$29.30456	$1,680,168	0.00%	0.65%	to	3.05%	1.05%	to	3.55%
December 31, 2013	118,806	$11.42690	to	$28.29890	$1,968,656	0.00%	0.65%	to	3.05%	-4.83%	to	-2.48%

	AST QMA US Equity Alpha Portfolio
December 31, 2017	7,106	$18.02189	to	$37.64955	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08002	to	$31.12312	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43217	to	$27.38696	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%
December 31, 2014	9,587	$13.33084	to	$26.85079	$189,183	0.00%	0.65%	to	3.05%	13.64%	to	16.45%
December 31, 2013	8,839	$11.63492	to	$23.15073	$152,204	0.00%	0.65%	to	3.05%	28.39%	to	31.57%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2017	4,768	$12.61327	to	$61.22893	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.75716	to	$55.87055	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70090	to	$45.12754	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%
December 31, 2014	7,167	$12.35399	to	$56.25253	$197,593	0.00%	0.65%	to	3.05%	-11.16%	to	-8.96%
December 31, 2013	7,867	$6.91863	to	$61.78578	$238,899	0.00%	0.65%	to	3.05%	11.86%	to	14.63%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2017	106,379	$14.79089	to	$48.59065	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19111	to	$42.37872	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62466	to	$39.66363	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%
December 31, 2014	118,931	$12.98955	to	$39.90630	$2,272,782	0.00%	0.65%	to	3.05%	2.65%	to	5.19%
December 31, 2013	125,028	$12.62814	to	$37.93685	$2,282,503	0.00%	0.65%	to	3.05%	13.27%	to	16.07%

	AST International Value Portfolio
December 31, 2017	7,226	$9.76324	to	$27.23028	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13215	to	$22.37309	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27087	to	$22.44558	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%
December 31, 2014	9,452	$8.39265	to	$22.46576	$137,520	0.00%	0.65%	to	3.05%	-9.55%	to	-7.31%
December 31, 2013	10,200	$9.20275	to	$24.29855	$162,555	0.00%	0.65%	to	3.05%	15.82%	to	18.69%

	AST MFS Global Equity Portfolio
December 31, 2017	8,303	$20.25487	to	$38.08044	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.81672	to	$31.02844	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14300	to	$29.23083	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%
December 31, 2014	11,157	$16.84634	to	$29.93493	$257,973	0.00%	0.65%	to	3.05%	0.47%	to	2.96%
December 31, 2013	10,878	$16.71585	to	$29.14854	$247,774	0.00%	0.65%	to	3.05%	23.74%	to	26.80%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2017	7,658	$11.45002	to	$47.32249	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.03541	to	$37.02219	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.06778	to	$36.83514	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%
December 31, 2014	10,518	$9.54332	to	$38.43226	$194,149	0.00%	0.65%	to	3.05%	-9.22%	to	-6.97%
December 31, 2013	11,340	$10.42676	to	$41.62765	$227,979	0.00%	0.65%	to	3.05%	11.84%	to	14.61%

	AST Templeton Global Bond Portfolio
December 31, 2017	9,423	$9.72644	to	$19.63657	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80071	to	$19.36935	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.65638	to	$18.68194	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	13,173	$10.41024	to	$19.71444	$205,538	0.00%	0.65%	to	3.05%	-2.51%	to	-0.10%
December 31, 2013	15,013	$10.64538	to	$19.73350	$234,911	0.00%	0.65%	to	3.05%	-6.69%	to	-4.38%

	AST International Growth Portfolio
December 31, 2017	14,336	$14.08012	to	$31.37470	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.68990	to	$23.31893	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42312	to	$24.39293	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%
December 31, 2014	21,229	$11.38769	to	$23.80315	$414,735	0.00%	0.65%	to	3.05%	-8.41%	to	-6.14%
December 31, 2013	22,847	$12.39448	to	$25.35990	$477,721	0.00%	0.65%	to	3.05%	15.43%	to	18.28%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2017	25,000	$12.08484	to	$22.18391	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.94983	to	$19.73596	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.57989	to	$18.72335	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%
December 31, 2014	37,368	$10.95962	to	$19.04250	$475,936	0.00%	0.65%	to	3.05%	2.29%	to	4.82%
December 31, 2013	38,068	$10.69255	to	$18.24052	$467,374	0.00%	0.65%	to	3.05%	16.83%	to	19.72%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2017	268,118	$14.33607	to	$23.82123	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.51627	to	$20.42029	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.05816	to	$19.31617	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%
December 31, 2014	353,854	$12.34597	to	$19.41746	$5,062,625	0.00%	0.65%	to	3.05%	3.73%	to	6.30%
December 31, 2013	371,724	$11.87730	to	$18.34056	$5,051,182	0.00%	0.65%	to	3.05%	18.94%	to	21.88%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2017	147,946	$11.39084	to	$18.34872	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41356	to	$16.47028	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.07970	to	$15.65299	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%
December 31, 2014	233,965	$10.72051	to	$16.34519	$2,897,839	0.00%	0.65%	to	3.05%	0.65%	to	3.14%
December 31, 2013	268,594	$10.62911	to	$15.91091	$3,259,449	0.00%	0.65%	to	3.05%	6.62%	to	9.26%

	AST Balanced Asset Allocation Portfolio
December 31, 2017	158,749	$13.75004	to	$21.38721	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.31643	to	$18.80985	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.92582	to	$17.88289	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%
December 31, 2014	213,350	$12.21761	to	$17.98703	$3,056,529	0.00%	0.65%	to	3.05%	3.27%	to	5.83%
December 31, 2013	230,218	$11.80605	to	$17.06501	$3,148,148	0.00%	0.65%	to	3.05%	14.06%	to	16.88%

	AST Preservation Asset Allocation Portfolio
December 31, 2017	117,509	$12.67449	to	$17.80064	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.84524	to	$16.33444	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55350	to	$15.64315	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%
December 31, 2014	168,147	$11.87539	to	$15.78649	$2,325,500	0.00%	0.65%	to	3.05%	2.55%	to	5.09%
December 31, 2013	189,791	$11.55638	to	$15.08292	$2,524,817	0.00%	0.65%	to	3.05%	5.88%	to	8.50%

	AST Schroders Global Tactical Portfolio (expired April 28, 2017)
December 31, 2017	—	$12.56818	to	$20.58262	$—	0.00%	0.65%	to	3.05%	3.54%	to	4.37%
December 31, 2016	107,425	$12.13071	to	$19.74769	$1,526,446	0.00%	0.65%	to	3.05%	3.57%	to	6.12%
December 31, 2015	123,287	$11.68872	to	$18.68299	$1,661,051	0.00%	0.65%	to	3.05%	-3.58%	to	-1.19%
December 31, 2014	66,476	$12.14642	to	$19.06143	$917,204	0.00%	0.65%	to	3.05%	2.63%	to	5.17%
December 31, 2013	71,793	$11.81048	to	$18.19704	$951,082	0.00%	0.65%	to	3.05%	14.46%	to	17.29%

A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST RCM World Trends Portfolio
December 31, 2017	60,889	$11.51301	to	$19.24980	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21054	to	$16.73681	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04204	to	$15.70721	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%
December 31, 2014	73,708	$10.36984	to	$15.87298	$858,980	0.00%	0.65%	to	3.05%	1.93%	to	4.46%
December 31, 2013	81,060	$10.16792	to	$15.33485	$913,351	0.00%	0.65%	to	3.05%	9.01%	to	11.71%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2017	43,145	$13.08487	to	$21.94327	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50336	to	$18.96069	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24142	to	$18.21145	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%
December 31, 2014	56,420	$11.68169	to	$18.59947	$728,979	0.00%	0.65%	to	3.05%	3.12%	to	5.67%
December 31, 2013	61,737	$11.29324	to	$17.67205	$762,093	0.00%	0.65%	to	3.05%	12.74%	to	15.53%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2017	48,368	$11.76015	to	$17.95803	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.76901	to	$16.16280	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.51987	to	$15.51837	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%
December 31, 2014	63,341	$10.91660	to	$15.82692	$761,420	0.00%	0.65%	to	3.05%	0.87%	to	3.37%
December 31, 2013	70,368	$10.78921	to	$15.37361	$826,552	0.00%	0.65%	to	3.05%	6.47%	to	9.11%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2017	38,403	$11.64261	to	$14.66464	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27216	to	$13.94045	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.11757	to	$13.39817	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%
December 31, 2014	40,755	$11.29230	to	$13.37491	$497,796	0.00%	0.65%	to	3.05%	3.93%	to	6.50%
December 31, 2013	37,184	$10.83196	to	$12.60936	$430,242	0.00%	0.65%	to	3.05%	-4.50%	to	-2.13%

	Davis Value Portfolio
December 31, 2017	47	$21.16437	to	$28.28083	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50335	to	$23.44799	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.86600	to	$21.30848	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%
December 31, 2014	69	$15.83857	to	$21.32579	$1,094	0.87%	1.40%	to	1.65%	4.31%	to	4.57%
December 31, 2013	79	$15.14573	to	$20.44490	$1,205	0.80%	1.40%	to	1.65%	31.23%	to	31.56%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2017	128	$26.40620	to	$26.40620	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.06850	to	$23.06850	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.11574	to	$22.11574	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%
December 31, 2014	196	$22.10327	to	$22.10327	$4,338	2.46%	1.00%	to	1.00%	8.95%	to	8.95%
December 31, 2013	228	$20.28826	to	$20.28826	$4,631	2.42%	1.00%	to	1.00%	16.99%	to	16.99%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2017	11	$39.01952	to	$39.01952	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49372	to	$30.49372	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.31956	to	$27.31956	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%
December 31, 2014	14	$26.57882	to	$26.57882	$380	0.00%	1.00%	to	1.00%	-5.59%	to	-5.59%
December 31, 2013	15	$28.15297	to	$28.15297	$427	0.11%	1.00%	to	1.00%	39.07%	to	39.07%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2017	313	$14.24078	to	$20.46699	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78105	to	$15.38433	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.49708	to	$16.28906	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%
December 31, 2014	397	$11.43711	to	$16.08832	$5,552	0.00%	0.65%	to	2.75%	-8.31%	to	-6.33%
December 31, 2013	498	$12.47344	to	$17.42066	$7,436	0.00%	0.65%	to	2.75%	15.60%	to	18.10%

	ProFund VP Asia 30
December 31, 2017	381	$15.09475	to	$34.74338	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64423	to	$26.38394	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.85992	to	$26.45357	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%
December 31, 2014	549	$13.41646	to	$29.45663	$12,318	0.07%	0.65%	to	2.50%	-4.03%	to	-2.21%
December 31, 2013	845	$13.97265	to	$30.19771	$19,519	0.06%	0.65%	to	2.50%	12.10%	to	14.22%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Banks
December 31, 2017	748	$7.98305	to	$23.92474	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94298	to	$20.07233	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.77821	to	$16.69667	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%
December 31, 2014	639	$5.23735	to	$17.19057	$4,619	0.09%	0.65%	to	2.75%	7.34%	to	9.66%
December 31, 2013	766	$4.87907	to	$15.96563	$5,019	0.41%	0.65%	to	2.75%	29.79%	to	32.59%

	ProFund VP Bear
December 31, 2017	1,570	$1.17580	to	$2.11469	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.46857	to	$2.59463	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73048	to	$3.00362	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
December 31, 2014	2,386	$1.86494	to	$3.17983	$5,964	0.00%	0.65%	to	2.50%	-16.39%	to	-14.81%
December 31, 2013	2,674	$2.22828	to	$3.73245	$7,919	0.00%	0.65%	to	3.05%	-28.79%	to	-27.03%

	ProFund VP Biotechnology
December 31, 2017	364	$28.15255	to	$58.17661	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.29908	to	$47.90477	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.95618	to	$57.19074	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%
December 31, 2014	724	$27.44729	to	$55.86612	$22,711	0.00%	0.65%	to	1.90%	27.26%	to	28.88%
December 31, 2013	815	$21.45816	to	$43.45558	$20,141	0.00%	0.65%	to	1.90%	65.22%	to	67.32%

	ProFund VP Basic Materials
December 31, 2017	387	$14.60694	to	$28.48995	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20194	to	$23.38054	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.57730	to	$19.91067	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%
December 31, 2014	522	$12.62291	to	$23.34110	$9,745	0.60%	0.65%	to	2.65%	-1.01%	to	1.03%
December 31, 2013	792	$12.63704	to	$23.16241	$14,816	0.93%	0.65%	to	3.05%	14.82%	to	17.66%

	ProFund VP UltraBull
December 31, 2017	443	$20.66725	to	$45.60070	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86314	to	$32.62957	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.70956	to	$27.76142	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%
December 31, 2014	809	$13.27270	to	$28.84527	$12,418	0.00%	0.65%	to	1.90%	20.90%	to	22.44%
December 31, 2013	1,004	$10.92279	to	$23.61862	$12,630	0.00%	0.65%	to	1.90%	64.86%	to	66.96%

	ProFund VP Bull
December 31, 2017	1,627	$18.27215	to	$26.37254	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70215	to	$22.29843	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68494	to	$20.65788	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%
December 31, 2014	3,408	$15.13075	to	$21.18734	$56,459	0.00%	0.65%	to	3.05%	8.07%	to	10.74%
December 31, 2013	3,062	$12.31174	to	$19.40528	$45,975	0.00%	0.65%	to	3.05%	25.80%	to	28.91%

	ProFund VP Consumer Services
December 31, 2017	421	$20.29637	to	$34.91912	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63030	to	$29.93346	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.39919	to	$29.15262	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%
December 31, 2014	606	$17.08982	to	$28.25646	$11,146	0.00%	0.65%	to	3.05%	9.03%	to	11.73%
December 31, 2013	1,185	$15.62598	to	$25.49530	$19,826	0.25%	0.65%	to	3.05%	35.61%	to	38.96%

	ProFund VP Consumer Goods
December 31, 2017	424	$18.42048	to	$29.46402	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46151	to	$25.84075	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.34648	to	$25.18252	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%
December 31, 2014	863	$16.13683	to	$24.39556	$16,704	0.57%	0.65%	to	3.05%	6.87%	to	9.51%
December 31, 2013	894	$15.05350	to	$22.33301	$15,923	0.88%	0.65%	to	2.75%	24.92%	to	27.62%

	ProFund VP Oil & Gas
December 31, 2017	667	$11.65872	to	$26.98691	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.36771	to	$28.12397	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.22954	to	$22.85208	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%
December 31, 2014	1,124	$13.71351	to	$30.09315	$25,967	0.42%	0.65%	to	3.05%	-13.59%	to	-11.45%
December 31, 2013	1,284	$15.66246	to	$34.06864	$33,901	0.43%	0.65%	to	3.05%	20.29%	to	23.26%
A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Europe 30
December 31, 2017	865	$10.07925	to	$20.20050	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.52583	to	$17.02714	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.00810	to	$15.93683	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%
December 31, 2014	1,052	$9.09933	to	$18.04423	$12,684	1.42%	0.65%	to	2.75%	-11.16%	to	-9.24%
December 31, 2013	1,747	$10.08662	to	$19.93155	$23,469	1.36%	0.65%	to	2.75%	18.29%	to	20.84%

	ProFund VP Financials
December 31, 2017	1,503	$9.72884	to	$27.47511	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46361	to	$23.58776	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.54613	to	$20.75438	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%
December 31, 2014	1,954	$7.87728	to	$21.37923	$20,490	0.20%	0.65%	to	3.05%	9.47%	to	12.18%
December 31, 2013	2,514	$7.17338	to	$19.21216	$23,561	0.36%	0.65%	to	3.05%	28.05%	to	31.22%

	ProFund VP U.S. Government Plus
December 31, 2017	367	$13.20949	to	$23.31636	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.36694	to	$21.43494	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.71579	to	$21.64137	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%
December 31, 2014	864	$13.81464	to	$23.08528	$17,723	0.18%	0.65%	to	2.75%	32.64%	to	35.50%
December 31, 2013	923	$10.38293	to	$17.03654	$13,973	0.20%	0.65%	to	2.75%	-21.34%	to	-19.64%

	ProFund VP Health Care
December 31, 2017	1,298	$20.90843	to	$33.14100	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.53623	to	$27.69802	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.53580	to	$29.17354	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%
December 31, 2014	2,579	$17.89983	to	$28.07299	$52,236	0.08%	0.65%	to	3.05%	19.93%	to	22.89%
December 31, 2013	2,348	$14.67591	to	$22.50584	$38,341	0.35%	0.65%	to	2.75%	35.92%	to	38.85%

	Access VP High Yield Fund
December 31, 2017	459	$18.92042	to	$22.21067	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40354	to	$21.33287	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21001	to	$19.69911	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%
December 31, 2014	646	$17.51633	to	$19.79748	$11,928	3.81%	0.65%	to	1.90%	0.39%	to	1.67%
December 31, 2013	1,155	$17.44748	to	$19.47151	$21,085	2.62%	0.65%	to	1.90%	7.93%	to	9.30%

	ProFund VP Industrials
December 31, 2017	491	$19.22023	to	$34.91410	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.12915	to	$28.78344	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.93821	to	$24.70873	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%
December 31, 2014	629	$14.83996	to	$25.81617	$12,138	0.24%	0.65%	to	2.75%	2.67%	to	4.89%
December 31, 2013	886	$14.45347	to	$24.67438	$16,378	0.42%	0.65%	to	2.75%	34.39%	to	37.29%

	ProFund VP Internet
December 31, 2017	106	$67.60465	to	$84.52930	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52169	to	$62.69345	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.67555	to	$59.94676	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%
December 31, 2014	124	$41.12237	to	$50.26138	$5,279	0.00%	0.65%	to	1.90%	-0.80%	to	0.46%
December 31, 2013	240	$41.34854	to	$50.15518	$10,188	0.00%	0.65%	to	1.90%	48.83%	to	50.72%

	ProFund VP Japan
December 31, 2017	453	$12.35993	to	$20.26246	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70132	to	$17.26105	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.92977	to	$17.34588	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%
December 31, 2014	641	$10.68867	to	$16.54245	$7,392	0.00%	0.65%	to	2.50%	0.65%	to	2.56%
December 31, 2013	1,157	$9.68864	to	$16.17098	$13,024	0.00%	0.65%	to	2.75%	44.16%	to	47.27%

	ProFund VP Precious Metals
December 31, 2017	1,373	$5.34345	to	$9.20801	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20267	to	$8.82559	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42257	to	$5.71537	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%
December 31, 2014	2,217	$4.99374	to	$8.58893	$15,781	0.00%	0.65%	to	2.75%	-25.96%	to	-24.36%
December 31, 2013	2,771	$6.74500	to	$11.38383	$25,863	0.00%	0.65%	to	2.75%	-39.65%	to	-38.35%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Growth
December 31, 2017	753	$20.46882	to	$35.52095	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77114	to	$30.29668	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17135	to	$27.08396	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%
December 31, 2014	1,099	$16.56468	to	$27.25269	$23,083	0.00%	0.65%	to	2.65%	3.09%	to	5.20%
December 31, 2013	1,576	$15.92425	to	$25.97017	$31,497	0.00%	0.65%	to	3.05%	26.55%	to	29.68%

	ProFund VP Mid-Cap Value
December 31, 2017	570	$22.33270	to	$35.33056	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.70702	to	$32.23156	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.07915	to	$26.15693	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%
December 31, 2014	802	$19.08698	to	$28.75973	$17,299	0.12%	0.65%	to	2.50%	7.43%	to	9.47%
December 31, 2013	1,339	$14.31905	to	$26.33828	$26,369	0.37%	0.65%	to	2.75%	28.53%	to	31.30%

	ProFund VP Pharmaceuticals
December 31, 2017	261	$15.10676	to	$25.24407	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.91791	to	$23.35221	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.69965	to	$24.76427	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%
December 31, 2014	717	$14.31041	to	$24.20698	$10,882	0.86%	0.65%	to	2.65%	16.20%	to	18.58%
December 31, 2013	616	$12.19047	to	$20.70499	$7,906	1.94%	0.65%	to	2.65%	28.14%	to	30.77%

	ProFund VP Real Estate
December 31, 2017	273	$14.07203	to	$31.01624	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39091	to	$28.89304	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02286	to	$27.50732	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%
December 31, 2014	691	$13.34780	to	$27.59787	$16,399	1.64%	0.65%	to	3.05%	21.21%	to	24.20%
December 31, 2013	690	$10.97849	to	$22.21991	$13,090	1.28%	0.65%	to	3.05%	-2.96%	to	-0.56%

	ProFund VP Rising Rates Opportunity
December 31, 2017	2,029	$1.37292	to	$2.82792	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58459	to	$3.27714	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.69877	to	$3.52761	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%
December 31, 2014	6,710	$1.75517	to	$3.65949	$12,483	0.00%	0.65%	to	3.05%	-32.39%	to	-30.71%
December 31, 2013	6,725	$2.55893	to	$5.35722	$18,221	0.00%	0.65%	to	3.05%	12.93%	to	15.72%

	ProFund VP NASDAQ-100
December 31, 2017	1,083	$15.78785	to	$45.74008	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28132	to	$35.40221	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83336	to	$33.93907	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%
December 31, 2014	1,971	$11.16877	to	$31.87144	$30,972	0.00%	0.65%	to	2.50%	14.08%	to	16.25%
December 31, 2013	2,274	$9.68106	to	$27.48656	$30,452	0.00%	0.65%	to	2.50%	30.92%	to	33.40%

	ProFund VP Semiconductor
December 31, 2017	208	$16.02301	to	$25.89110	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.01791	to	$19.46880	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.56793	to	$15.53923	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%
December 31, 2014	328	$10.01645	to	$16.30916	$3,404	0.14%	0.65%	to	1.90%	31.97%	to	33.66%
December 31, 2013	143	$7.57041	to	$12.35786	$1,120	0.57%	0.65%	to	1.90%	30.94%	to	32.61%

	ProFund VP Small-Cap Growth
December 31, 2017	649	$19.97109	to	$39.82386	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.17672	to	$35.57142	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54402	to	$29.85326	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%
December 31, 2014	1,015	$15.79831	to	$29.77513	$23,075	0.00%	0.65%	to	3.05%	-0.94%	to	1.51%
December 31, 2013	1,972	$15.89961	to	$29.40650	$44,117	0.00%	0.65%	to	3.05%	36.15%	to	39.51%

	ProFund VP Short Mid-Cap
December 31, 2017	86	$1.31534	to	$1.50184	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57065	to	$1.77543	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00094	to	$2.23913	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%
December 31, 2014	249	$2.06984	to	$2.29291	$527	0.00%	0.65%	to	1.65%	-13.89%	to	-13.01%
December 31, 2013	173	$2.40360	to	$2.63579	$423	0.00%	0.65%	to	1.65%	-28.89%	to	-28.17%

A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Short NASDAQ-100
December 31, 2017	837	$0.59497	to	$0.90405	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.81551	to	$1.56672	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.92896	to	$1.77832	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%
December 31, 2014	832	$1.09461	to	$2.08785	$1,065	0.00%	0.65%	to	2.45%	-21.36%	to	-19.91%
December 31, 2013	998	$1.39116	to	$2.64409	$1,635	0.00%	0.65%	to	2.45%	-31.13%	to	-29.86%

	ProFund VP Short Small-Cap
December 31, 2017	139	$1.25820	to	$1.43654	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49096	to	$1.68537	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93339	to	$2.16357	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%
December 31, 2014	339	$1.98216	to	$2.19578	$688	0.00%	0.65%	to	1.65%	-10.73%	to	-9.82%
December 31, 2013	244	$2.16944	to	$2.43499	$549	0.00%	0.65%	to	1.90%	-32.56%	to	-31.70%

	ProFund VP Small-Cap Value
December 31, 2017	510	$17.23724	to	$34.84687	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15442	to	$32.05015	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.89824	to	$25.11391	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%
December 31, 2014	702	$14.46006	to	$27.62906	$13,800	0.00%	0.65%	to	2.75%	2.90%	to	5.13%
December 31, 2013	1,227	$14.05201	to	$26.34809	$23,255	0.22%	0.65%	to	3.05%	33.48%	to	36.78%

	ProFund VP Technology
December 31, 2017	509	$12.66758	to	$36.76414	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50323	to	$27.44195	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.57888	to	$24.64815	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%
December 31, 2014	592	$8.49662	to	$22.56441	$6,252	0.00%	0.65%	to	1.90%	15.87%	to	17.35%
December 31, 2013	596	$7.29569	to	$20.75015	$5,374	0.00%	0.65%	to	1.90%	22.82%	to	24.38%

	ProFund VP Telecommunications
December 31, 2017	476	$7.45734	to	$18.57530	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.72698	to	$19.15019	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44143	to	$15.88385	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%
December 31, 2014	627	$6.43497	to	$15.78788	$6,332	3.61%	0.65%	to	3.05%	-2.50%	to	-0.09%
December 31, 2013	696	$6.48963	to	$16.08519	$7,143	3.34%	0.65%	to	3.05%	8.65%	to	11.34%

	ProFund VP UltraMid-Cap
December 31, 2017	344	$39.17943	to	$75.94907	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91353	to	$59.47392	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79049	to	$43.51556	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%
December 31, 2014	845	$25.50653	to	$48.71411	$23,523	0.00%	0.65%	to	2.50%	12.46%	to	14.59%
December 31, 2013	821	$22.48468	to	$42.30267	$21,008	0.00%	0.65%	to	2.50%	66.35%	to	69.50%

	ProFund VP UltraNASDAQ-100
December 31, 2017	5,202	$7.65691	to	$123.12968	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10325	to	$73.80962	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89293	to	$68.56635	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%
December 31, 2014	8,527	$2.57880	to	$60.90415	$42,099	0.00%	0.65%	to	1.90%	33.26%	to	34.96%
December 31, 2013	9,661	$1.92242	to	$45.24276	$36,426	0.00%	0.65%	to	1.90%	75.65%	to	77.88%

	ProFund VP UltraSmall-Cap
December 31, 2017	344	$24.19325	to	$54.82203	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.59741	to	$44.18455	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.23782	to	$31.93952	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%
December 31, 2014	561	$16.59306	to	$37.03490	$10,466	0.00%	0.65%	to	1.90%	3.38%	to	4.69%
December 31, 2013	745	$15.96970	to	$35.46351	$13,363	0.00%	0.65%	to	1.90%	83.12%	to	85.45%

	ProFund VP Utilities
December 31, 2017	1,015	$17.07235	to	$34.60421	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.86563	to	$31.55984	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.17574	to	$27.67390	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%
December 31, 2014	1,720	$15.57374	to	$29.83533	$33,522	1.70%	0.65%	to	3.05%	22.05%	to	25.07%
December 31, 2013	1,484	$12.72111	to	$23.91587	$23,563	2.86%	0.65%	to	3.05%	9.86%	to	12.58%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Growth
December 31, 2017	939	$18.76567	to	$31.01283	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38399	to	$25.01449	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.04705	to	$24.07211	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%
December 31, 2014	2,196	$14.89691	to	$23.44671	$37,627	0.10%	0.65%	to	2.65%	9.94%	to	12.19%
December 31, 2013	1,897	$13.42825	to	$20.98293	$29,303	0.33%	0.65%	to	2.75%	27.07%	to	29.82%

	ProFund VP Large-Cap Value
December 31, 2017	906	$14.42376	to	$26.12882	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06061	to	$23.37223	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62181	to	$19.72491	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
December 31, 2014	1,950	$12.53158	to	$22.39165	$28,107	0.62%	0.65%	to	2.65%	7.55%	to	9.76%
December 31, 2013	1,195	$11.54696	to	$20.48367	$15,875	0.99%	0.65%	to	3.05%	25.93%	to	29.05%

	Rydex VT Nova Fund
December 31, 2017	87	$15.72925	to	$18.11839	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10483	to	$13.83867	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.60842	to	$12.03660	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%
December 31, 2014	159	$10.83692	to	$12.20300	$1,746	0.09%	0.65%	to	1.40%	16.93%	to	17.82%
December 31, 2013	187	$9.26815	to	$10.35776	$1,750	0.10%	0.65%	to	1.40%	46.90%	to	48.02%

	Rydex VT NASDAQ-100 Fund
December 31, 2017	461	$19.29246	to	$43.37293	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92172	to	$33.63177	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.27893	to	$32.26457	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%
December 31, 2014	738	$9.20732	to	$30.30805	$9,894	0.00%	0.65%	to	1.65%	15.51%	to	16.68%
December 31, 2013	843	$7.93890	to	$26.23872	$9,758	0.00%	0.65%	to	1.65%	32.40%	to	33.74%

	Rydex VT Inverse S&P 500 Strategy Fund
December 31, 2017	9	$2.05099	to	$2.21193	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.51665	to	$2.70326	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.89994	to	$3.10231	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%
December 31, 2014	13	$2.09535	to	$3.27904	$39	0.00%	1.00%	to	1.65%	-15.87%	to	-15.31%
December 31, 2013	13	$2.49053	to	$3.87189	$47	0.00%	1.00%	to	1.65%	-27.73%	to	-27.25%

	Invesco V.I. Global Health Care Fund (Series I)
December 31, 2017	1,003	$20.26855	to	$32.68826	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.75778	to	$28.40589	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62230	to	$32.29234	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%
December 31, 2014	1,946	$20.55531	to	$31.50696	$52,380	0.00%	0.65%	to	3.05%	16.02%	to	18.89%
December 31, 2013	1,950	$17.66225	to	$26.50075	$44,462	0.70%	0.65%	to	3.05%	36.26%	to	39.63%

	Invesco V.I. Technology Fund (Series I)
December 31, 2017	1,741	$7.63920	to	$21.29847	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72442	to	$21.83439	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84090	to	$22.42560	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%
December 31, 2014	2,382	$5.53758	to	$21.40148	$21,265	0.00%	0.65%	to	1.90%	8.94%	to	10.33%
December 31, 2013	2,674	$5.04966	to	$19.64487	$21,779	0.00%	0.65%	to	1.90%	22.77%	to	24.33%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2017	450	$20.80256	to	$46.01405	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.90965	to	$41.57352	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.91992	to	$39.15838	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%
December 31, 2014	707	$17.87129	to	$39.22449	$27,690	1.52%	1.25%	to	2.25%	0.00%	to	16.41%
December 31, 2013	803	$15.48609	to	$33.69652	$26,977	1.63%	1.40%	to	2.25%	16.94%	to	17.96%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2017	30	$10.44491	to	$17.64701	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.51924	to	$14.42989	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36415	to	$14.20315	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%
December 31, 2014	61	$8.33290	to	$14.18592	$510	2.70%	1.40%	to	2.15%	-7.39%	to	-6.68%
December 31, 2013	72	$8.92926	to	$15.23993	$642	2.09%	1.40%	to	2.15%	16.95%	to	17.85%
A100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2017	51	$25.16940	to	$41.28778	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28129	to	$33.35373	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.08952	to	$31.47356	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%
December 31, 2014	81	$19.93529	to	$32.95146	$1,620	0.00%	1.40%	to	1.65%	-3.50%	to	-3.25%
December 31, 2013	96	$20.60536	to	$34.14555	$1,980	0.00%	1.40%	to	1.90%	47.38%	to	48.13%

	AST FI Pyramis Quantitative Portfolio
December 31, 2017	79,948	$11.92964	to	$20.58738	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.55831	to	$17.86294	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.43994	to	$17.31566	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%
December 31, 2014	113,449	$10.65721	to	$17.32775	$1,364,995	0.00%	0.65%	to	3.05%	0.01%	to	2.48%
December 31, 2013	129,733	$10.65116	to	$16.97657	$1,537,832	0.00%	0.65%	to	3.05%	11.26%	to	14.01%

	AST Prudential Growth Allocation Portfolio
December 31, 2017	317,159	$12.62900	to	$23.01983	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.26665	to	$20.03813	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53307	to	$18.39372	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%
December 31, 2014	185,765	$10.90898	to	$18.70350	$2,292,579	0.00%	0.65%	to	3.05%	5.87%	to	8.49%
December 31, 2013	192,674	$10.28211	to	$17.30987	$2,213,547	0.00%	0.65%	to	3.05%	13.46%	to	16.27%

	AST Advanced Strategies Portfolio
December 31, 2017	100,477	$14.40613	to	$23.20404	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68113	to	$20.05511	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.18612	to	$18.92286	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%
December 31, 2014	140,666	$12.44374	to	$18.97129	$2,024,233	0.00%	0.65%	to	3.05%	2.87%	to	5.42%
December 31, 2013	151,296	$12.07140	to	$18.06896	$2,087,639	0.00%	0.65%	to	3.05%	13.00%	to	15.80%

	AST Investment Grade Bond Portfolio
December 31, 2017	67,018	$13.74281	to	$17.61502	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50474	to	$16.99707	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28462	to	$16.41795	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%
December 31, 2014	41,949	$13.46048	to	$16.33371	$633,173	0.00%	0.65%	to	2.45%	4.11%	to	6.04%
December 31, 2013	45,339	$12.92850	to	$15.40398	$652,505	0.00%	0.65%	to	2.45%	-5.55%	to	-3.81%

	AST Bond Portfolio 2018
December 31, 2017	5,322	$10.27375	to	$14.25334	$67,875	0.00%	1.00%	to	3.05%	-2.35%	to	-0.29%
December 31, 2016	3,645	$10.52111	to	$14.29454	$47,159	0.00%	1.00%	to	3.05%	-1.48%	to	0.59%
December 31, 2015	4,490	$10.67946	to	$14.21013	$58,244	0.00%	1.00%	to	3.05%	-2.27%	to	-0.20%
December 31, 2014	5,596	$10.92698	to	$14.23827	$73,255	0.00%	1.00%	to	3.05%	-0.47%	to	1.64%
December 31, 2013	9,502	$10.97843	to	$14.00904	$123,363	0.00%	1.00%	to	3.05%	-6.10%	to	-4.11%

	AST Bond Portfolio 2019
December 31, 2017	2,555	$10.40648	to	$14.41214	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65201	to	$14.44768	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.82962	to	$14.38526	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%
December 31, 2014	4,465	$11.05193	to	$14.37659	$59,083	0.00%	1.00%	to	3.05%	1.08%	to	3.22%
December 31, 2013	7,280	$10.93330	to	$13.92798	$94,194	0.00%	1.00%	to	3.05%	-7.73%	to	-5.78%

	AST Global Real Estate Portfolio
December 31, 2017	2,591	$12.41820	to	$24.80253	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50305	to	$22.60430	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62091	to	$22.64119	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%
December 31, 2014	3,551	$11.96023	to	$22.90195	$47,309	0.00%	0.65%	to	3.05%	10.45%	to	13.18%
December 31, 2013	3,762	$10.79529	to	$20.31631	$44,915	0.00%	0.65%	to	3.05%	1.16%	to	3.67%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2017	11,488	$9.33094	to	$17.78212	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59154	to	$14.21965	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.94698	to	$12.78938	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%
December 31, 2014	13,467	$8.57855	to	$15.52124	$128,435	0.00%	0.65%	to	3.05%	-7.59%	to	-5.30%
December 31, 2013	14,305	$9.25458	to	$16.45656	$145,298	0.00%	0.65%	to	3.05%	-2.83%	to	-0.43%

A101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2016 (expired January 3, 2017)
December 31, 2017	—	$10.01012	to	$10.90092	$—	0.00%	1.25%	to	2.65%	-0.06%	to	-0.04%
December 31, 2016	6	$9.70433	to	$11.12872	$60	0.00%	1.00%	to	3.05%	-2.60%	to	-0.55%
December 31, 2015	3,661	$9.96294	to	$11.18973	$38,050	0.00%	1.00%	to	3.05%	-3.27%	to	-1.23%
December 31, 2014	908	$10.27330	to	$11.15760	$9,633	0.00%	1.00%	to	3.05%	-2.60%	to	-0.54%
December 31, 2013	1,397	$10.49912	to	$11.38997	$15,027	0.00%	1.00%	to	3.05%	-3.72%	to	-1.68%

	AST Bond Portfolio 2020
December 31, 2017	4,389	$10.09233	to	$11.95822	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.29637	to	$11.97262	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39432	to	$11.86134	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%
December 31, 2014	12,075	$10.70203	to	$11.80106	$133,908	0.00%	1.00%	to	3.05%	2.92%	to	5.10%
December 31, 2013	19,043	$10.35016	to	$11.22861	$203,082	0.00%	1.00%	to	3.05%	-9.37%	to	-7.45%

	AST Boston Partners Large-Cap Value Portfolio (expired April 28, 2017)
December 31, 2017	—	$16.24187	to	$19.48959	—	0.00%	0.65%	to	3.05%	3.11%	to	3.94%
December 31, 2016	1,327	$15.75125	to	$18.75085	$23,339	0.00%	0.65%	to	3.05%	10.28%	to	13.01%
December 31, 2015	1,413	$14.28243	to	$16.59267	$22,136	0.00%	0.65%	to	3.05%	-7.67%	to	-5.38%
December 31, 2014	1,881	$15.46894	to	$17.53683	$31,414	0.00%	0.65%	to	3.05%	6.90%	to	9.55%
December 31, 2013	1,854	$14.47015	to	$16.00819	$28,483	0.00%	0.65%	to	3.05%	27.42%	to	30.57%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2017	3,001	$22.90618	to	$27.93897	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39269	to	$20.70363	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.20501	to	$21.14871	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%
December 31, 2014	2,432	$16.97273	to	$19.24099	$44,600	0.00%	0.65%	to	3.05%	6.16%	to	8.79%
December 31, 2013	2,184	$15.98715	to	$17.68598	$37,119	0.00%	0.65%	to	3.05%	32.33%	to	35.61%

	AST Bond Portfolio 2017
December 31, 2017	12	$10.16046	to	$12.01083	$131	0.00%	1.00%	to	3.05%	-2.33%	to	-0.27%
December 31, 2016	4,748	$10.40263	to	$12.04281	$52,963	0.00%	1.00%	to	3.05%	-1.92%	to	0.15%
December 31, 2015	2,513	$10.60619	to	$12.02471	$28,077	0.00%	1.00%	to	3.05%	-2.89%	to	-0.84%
December 31, 2014	2,368	$10.92179	to	$11.97367	$26,982	0.00%	1.00%	to	3.05%	-1.66%	to	0.42%
December 31, 2013	4,394	$11.10668	to	$12.07586	$50,461	0.00%	1.00%	to	3.05%	-5.05%	to	-3.04%

	AST Bond Portfolio 2021
December 31, 2017	4,311	$11.87777	to	$14.03983	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.05982	to	$13.96071	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19038	to	$13.82063	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%
December 31, 2014	11,893	$12.35365	to	$13.71561	$153,972	0.00%	1.00%	to	3.05%	4.40%	to	6.60%
December 31, 2013	1,729	$11.83332	to	$12.73650	$21,180	0.00%	1.25%	to	3.05%	-9.84%	to	-8.16%

	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2017	97	$23.97028	to	$25.08626	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17129	to	$18.90197	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.44549	to	$19.07071	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%
December 31, 2014	142	$18.57238	to	$19.08493	$2,705	0.00%	1.40%	to	2.00%	1.79%	to	2.41%
December 31, 2013	191	$18.24638	to	$18.63577	$3,550	0.13%	1.40%	to	2.00%	37.09%	to	37.92%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2017	626	$21.39200	to	$45.01097	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.07593	to	$33.65547	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.17955	to	$33.70191	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%
December 31, 2014	1,137	$16.14756	to	$33.46548	$23,913	0.00%	0.65%	to	2.75%	1.23%	to	3.41%
December 31, 2013	1,401	$15.73369	to	$32.44321	$28,919	0.40%	0.65%	to	2.75%	36.36%	to	39.31%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2017	538	$20.77222	to	$23.89723	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.88875	to	$19.06896	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02220	to	$17.75472	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%
December 31, 2014	823	$16.68557	to	$18.35443	$14,575	0.00%	0.65%	to	2.75%	-4.38%	to	-2.31%
December 31, 2013	1,039	$17.44975	to	$18.78899	$18,950	0.00%	0.65%	to	2.75%	46.42%	to	49.58%

A102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2017	672	$13.01813	to	$22.54263	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72024	to	$18.40319	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.67510	to	$18.16735	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%
December 31, 2014	936	$10.73069	to	$18.10364	$15,375	2.97%	0.65%	to	2.75%	-7.90%	to	-5.92%
December 31, 2013	1,152	$11.65175	to	$19.48720	$20,288	2.27%	0.65%	to	2.75%	16.64%	to	19.16%

	AST Bond Portfolio 2022
December 31, 2017	3,754	$10.97341	to	$12.70276	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14290	to	$12.63249	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.28653	to	$12.53097	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%
December 31, 2014	1,709	$11.40245	to	$12.39765	$20,257	0.00%	1.00%	to	3.05%	7.00%	to	9.27%
December 31, 2013	2,923	$10.65620	to	$11.34626	$32,049	0.00%	1.00%	to	3.05%	-12.50%	to	-10.65%

	AST Quantitative Modeling Portfolio
December 31, 2017	8,943	$13.87272	to	$15.99640	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.06855	to	$13.62285	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67109	to	$12.89666	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%
December 31, 2014	8,528	$11.98312	to	$12.96155	$107,310	0.00%	0.65%	to	2.75%	3.57%	to	5.81%
December 31, 2013	5,962	$11.56990	to	$12.24997	$71,399	0.00%	0.65%	to	2.75%	19.03%	to	21.60%

	AST BlackRock Global Strategies Portfolio
December 31, 2017	10,477	$11.46232	to	$13.49228	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.49795	to	$12.05951	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12275	to	$11.34851	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%
December 31, 2014	12,641	$10.76426	to	$11.77602	$142,913	0.00%	0.65%	to	3.05%	1.70%	to	4.21%
December 31, 2013	13,016	$10.58473	to	$11.29992	$142,642	0.00%	0.65%	to	3.05%	7.47%	to	10.13%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2017	1,399	$16.75632	to	$19.72404	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.91708	to	$18.28497	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.29827	to	$16.02985	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%
December 31, 2014	1,754	$14.44944	to	$15.80810	$26,902	1.64%	0.65%	to	3.05%	9.39%	to	12.09%
December 31, 2013	1,866	$13.20940	to	$14.10256	$25,709	2.56%	0.65%	to	3.05%	27.04%	to	30.18%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2017	51	$10.73741	to	$10.73741	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49472	to	$10.49472	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32125	to	$10.32125	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%
December 31, 2014	71	$10.28790	to	$10.28790	$735	1.89%	1.00%	to	1.00%	4.86%	to	4.86%
December 31, 2013	77	$9.81132	to	$9.81132	$755	0.74%	1.00%	to	1.00%	-2.81%	to	-2.81%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2017	229	$20.89763	to	$20.89763	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47321	to	$16.47321	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.43563	to	$16.43563	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%
December 31, 2014	327	$15.07343	to	$15.21388	$4,975	0.00%	1.00%	to	1.25%	12.75%	to	13.03%
December 31, 2013	372	$13.36900	to	$13.45954	$5,013	0.00%	1.00%	to	1.25%	28.81%	to	29.14%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2017	117	$21.47170	to	$21.82071	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08317	to	$18.33063	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.33984	to	$16.52151	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%
December 31, 2014	183	$17.10098	to	$17.24717	$3,151	0.30%	1.40%	to	1.65%	8.87%	to	9.15%
December 31, 2013	221	$15.70707	to	$15.80111	$3,497	0.44%	1.40%	to	1.65%	28.83%	to	29.16%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2017	241	$21.47610	to	$21.47610	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08406	to	$18.08406	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34168	to	$16.34168	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%
December 31, 2014	361	$17.10117	to	$17.10117	$6,173	0.06%	1.40%	to	1.40%	8.88%	to	8.88%
December 31, 2013	413	$15.61336	to	$15.70674	$6,489	0.20%	1.40%	to	1.65%	28.52%	to	28.85%

A103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Core Bond Portfolio
December 31, 2017	8,326	$10.16791	to	$11.82342	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92413	to	$11.26197	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82217	to	$10.87776	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%
December 31, 2014	4,726	$10.15840	to	$10.97842	$50,131	0.00%	0.65%	to	3.05%	2.83%	to	5.37%
December 31, 2013	2,645	$9.87920	to	$10.41874	$26,946	0.00%	0.65%	to	3.05%	-5.29%	to	-2.95%

	AST Bond Portfolio 2023
December 31, 2017	2,647	$9.46757	to	$10.73308	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60176	to	$10.66054	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.71746	to	$10.56624	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%
December 31, 2014	13,499	$9.75885	to	$10.39161	$135,589	0.00%	1.00%	to	3.05%	9.18%	to	11.49%
December 31, 2013	38,571	$8.93791	to	$9.32044	$351,591	0.00%	1.00%	to	3.05%	-12.94%	to	-11.10%

	AST New Discovery Asset Allocation Portfolio
December 31, 2017	12,192	$13.14245	to	$15.09732	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.63565	to	$13.04467	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50362	to	$12.58598	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%
December 31, 2014	16,748	$12.01464	to	$12.82758	$209,316	0.00%	0.65%	to	3.05%	1.93%	to	4.45%
December 31, 2013	19,341	$11.78687	to	$12.28049	$233,646	0.00%	0.65%	to	3.05%	15.29%	to	18.14%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2017	303	$10.36956	to	$11.00812	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.65562	to	$10.13715	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88492	to	$9.22504	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%
December 31, 2014	113	$9.33099	to	$9.58076	$1,074	0.00%	0.65%	to	1.75%	-0.42%	to	0.70%
December 31, 2013	88	$9.35071	to	$9.51458	$829	0.00%	0.65%	to	1.90%	-9.88%	to	-8.73%

	AST MFS Large-Cap Value Portfolio
December 31, 2017	4,511	$17.02337	to	$19.40894	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96277	to	$16.64891	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.74561	to	$14.77167	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%
December 31, 2014	1,634	$14.23729	to	$14.97664	$23,910	0.00%	0.65%	to	2.75%	7.19%	to	9.50%
December 31, 2013	1,340	$13.28266	to	$13.67722	$18,078	0.00%	0.65%	to	2.75%	30.81%	to	33.63%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2017	770	$15.31871	to	$17.59873	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.89801	to	$14.46110	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20293	to	$14.44624	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%
December 31, 2014	1,055	$13.45608	to	$14.36743	$14,848	0.00%	0.65%	to	3.05%	4.74%	to	7.33%
December 31, 2013	1,531	$12.84698	to	$13.38563	$20,223	0.38%	0.65%	to	3.05%	32.84%	to	36.12%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2017	5,920	$9.32049	to	$10.34756	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45386	to	$10.27881	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.56811	to	$10.18824	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%
December 31, 2014	14,539	$9.59655	to	$10.00685	$142,402	0.00%	1.00%	to	3.05%	11.10%	to	13.45%
December 31, 2013	21,445	$8.63809	to	$8.82085	$187,158	0.00%	1.00%	to	3.05%	-13.62%	to	-11.79%

	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2017	410	$11.76814	to	$12.42109	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.87524	to	$9.26433	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93315	to	$8.22532	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%
December 31, 2014	220	$9.57322	to	$9.80073	$2,138	0.00%	0.65%	to	1.90%	-4.97%	to	-3.76%
December 31, 2013	122	$10.07351	to	$10.18312	$1,236	0.00%	0.65%	to	1.90%	0.75%	to	1.84%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2017	4,114	$15.17196	to	$17.08132	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.21562	to	$14.52061	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86328	to	$12.72095	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%
December 31, 2014	2,139	$12.68979	to	$13.27839	$27,908	0.00%	0.65%	to	3.05%	10.14%	to	12.87%
December 31, 2013	639	$11.55149	to	$11.76419	$7,448	0.00%	0.65%	to	2.75%	15.54%	to	17.65%

A104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013 and expired April 28, 2017)
December 31, 2017	—	$9.04946	to	$9.48037	$—	0.00%	0.65%	to	1.75%	12.50%	to	12.91%
December 31, 2016	80	$8.04374	to	$8.39628	$652	0.00%	0.65%	to	1.75%	7.09%	to	8.28%
December 31, 2015	35	$7.51144	to	$7.75424	$267	0.00%	0.65%	to	1.75%	-18.30%	to	-17.38%
December 31, 2014	28	$9.19385	to	$9.38581	$257	0.00%	0.65%	to	1.75%	-4.17%	to	-3.10%
December 31, 2013	27	$9.57313	to	$9.68591	$260	0.00%	0.65%	to	2.00%	-4.25%	to	-3.14%

	Columbia Variable Portfolio Government Money Market Fund (Class 1) (available April 26, 2013)
December 31, 2017	96	$9.47127	to	$9.58442	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55052	to	$9.64034	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67060	to	$9.73580	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%
December 31, 2014	106	$9.79147	to	$9.83380	$1,047	0.01%	1.00%	to	1.25%	-1.25%	to	-0.99%
December 31, 2013	131	$9.93230	to	$9.93230	$1,296	0.01%	1.00%	to	1.00%	-0.67%	to	-0.67%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (available April 26, 2013)
December 31, 2017	14	$11.81003	to	$11.81003	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19473	to	$11.19473	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19331	to	$10.19331	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%
December 31, 2014	17	$10.39993	to	$10.39993	$172	0.00%	1.00%	to	1.00%	2.98%	to	2.98%
December 31, 2013	17	$10.09916	to	$10.09916	$172	6.44%	1.00%	to	1.00%	0.78%	to	0.78%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$10.78882	to	$11.89896	$—	0.00%	0.65%	to	3.05%	3.08%	to	3.90%
December 31, 2016	3,852	$10.46669	to	$11.45207	$42,471	0.00%	0.65%	to	3.05%	3.11%	to	5.66%
December 31, 2015	3,457	$10.15079	to	$10.83889	$36,367	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%
December 31, 2014	2,710	$10.44168	to	$10.88010	$28,888	0.00%	0.65%	to	3.05%	0.42%	to	2.91%
December 31, 2013	1,937	$10.39803	to	$10.57289	$20,314	0.00%	0.65%	to	3.05%	4.01%	to	5.73%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$9.75471	to	$10.75846	$—	0.00%	0.65%	to	3.05%	1.60%	to	2.41%
December 31, 2016	9,812	$9.60115	to	$10.50505	$99,044	0.00%	0.65%	to	3.05%	1.39%	to	3.89%
December 31, 2015	9,157	$9.46967	to	$10.11174	$89,663	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%
December 31, 2014	5,705	$9.81094	to	$10.18769	$56,984	0.00%	0.65%	to	2.85%	2.11%	to	4.42%
December 31, 2013	4,299	$9.61528	to	$9.75653	$41,599	0.00%	0.65%	to	2.75%	-3.83%	to	-2.43%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	269	$16.27514	to	$17.76975	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.66614	to	$14.64438	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66052	to	$13.31510	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%
December 31, 2014	241	$12.77579	to	$13.17469	$3,123	0.00%	0.65%	to	2.45%	10.40%	to	12.43%
December 31, 2013	112	$11.58881	to	$11.71778	$1,301	0.00%	0.65%	to	2.25%	15.91%	to	17.18%

	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	203	$16.40574	to	$18.04136	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.87907	to	$14.95673	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93078	to	$13.58030	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%
December 31, 2014	172	$13.05407	to	$13.46149	$2,270	0.00%	0.65%	to	2.45%	12.42%	to	14.49%
December 31, 2013	11	$11.62827	to	$11.75760	$132	0.00%	0.65%	to	2.25%	16.30%	to	17.58%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2017	693	$10.82471	to	$11.76800	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96374	to	$11.67304	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03498	to	$11.50639	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%
December 31, 2014	6,463	$11.15903	to	$11.39492	$72,875	0.00%	1.00%	to	3.05%	11.59%	to	13.95%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2017	11,718	$9.64288	to	$10.26633	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71032	to	$10.12464	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81132	to	$10.01876	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2017	15,774	$9.71124	to	$10.12497	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75403	to	$9.95964	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%

A105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2017	2,833	$13.23371	to	$13.69451	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67324	to	$9.76934	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2017	551	$9.90917	to	$10.11809	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
__________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2017 or from the effective date of the subaccount through the end of the reporting period.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each Contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge-The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount.

Distribution Charge-The distribution charge is deducted by the Account on certain Contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The charge is deducted for the number of years indicated below and then no longer applies.

Annual Maintenance Fee-An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain Contracts may be less

A106

Note 7:	Financial Highlights (continued)

than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted.
Transfer Fees-Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses.
Contingent Deferred Sales Charges-Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of Contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the Contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year.
Premium Taxes-Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts.
Optional Benefit Charges-Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various Contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable).
Currently, Prudential Annuities offers two optional benefits for new election on existing Contracts: Guaranteed Return Option PlusSM II (“GRO Plus II”), Highest Daily Guaranteed Return Option II (“HD GRO II”). Currently, the charges for GRO Plus I and HD GRO II is 0.6% per year.
The Contracts also include optional benefits that are no longer available for new sales, as follows:
Guaranteed Return Option PlusSM (“GRO Plus”), Guaranteed Return Option 2008 (“GRO Plus 2008”), Highest Daily Guaranteed Return Option (“HD GRO”) Guaranteed Minimum Withdrawal Benefit (“GMWB”), Guaranteed Minimum Income Benefit (“GMIB”), Lifetime Five Income Benefit (“LT5”), Enhanced Beneficiary Protection Death Benefit (“EBP”), Highest Daily Value Death Benefit (“HDV”), Highest Daily Lifetime Seven (“HD7”), Highest Daily Lifetime Seven with Beneficiary Income Option (“HD7 with BIO”), Highest Daily Lifetime Seven with Lifetime Income Accelerator (“HD7 with LIA”), Spousal Highest Daily Lifetime.
Seven (“SHD7”), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (“SHD7 with BIO”), Highest Daily Lifetime Seven Plus (“HD7 Plus”), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“HD7 Plus with BIO”), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (“HD7 Plus with LIA”), Spousal Highest Daily Lifetime Seven Plus (“SHD7 Plus”), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“SHD7 Plus with BIO”), Highest Daily Lifetime Six Plus (“HD6 Plus”), Spousal Highest Daily Lifetime Six Plus (“SHD6 Plus”), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (“HD6 Plus with LIA”), Highest Anniversary Value Death Benefit (“HAV”), Combination 5% Roll-Up and HAV Death Benefit (“Combo 5%”), and optional death benefits were only available for election at time of Contract issue.
The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the protected income value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.6%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the protected withdrawal value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis. The charge for HAV is 0.4% per year, and Combo 5% is 0.8% per year. Certain Contracts may not be eligible to elect all or any optional benefits.

A107

Note 7:	Financial Highlights (continued)

Accumulation Unit Values
Accumulation Unit Values (or “AUVs”) are calculated for each subaccount on each valuation day. Each subaccount may have several different AUVs based on each combination of the insurance charge, distribution charge and each available optional benefit. The following are the base and maximum combined charges of the respective Contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%

A108

Note 7:	Financial Highlights (continued)

Products	Base	Maximum
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contract.
Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.
Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.
Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
Other charges-are various Contract level charges as described in Charges and Expenses in Note 7, which are assessed through the redemptions of units.

Note 9:	Subsequent Events

Subsequent to year end, the following subaccount expired:

Expiration Date	Portfolio
January 2, 2018	AST Bond Portfolio 2017

A109

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation and
the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets for each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B listed in the table below as of the dates indicated in the table below, the related statements of operations and the statements of changes in net assets for each of the periods listed in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts as of the dates indicated in the table below, the results of each of their operations and the changes in each of their net assets for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST Government Money Market Portfolio (1)	ProFund VP Short Small-Cap (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Small-Cap Value (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Technology (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Telecommunications(1)
AST High Yield Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Small-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Lord Abbett Core Fixed Income Portfolio (1)	Rydex VT NASDAQ-100 Fund (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Rydex VT Inverse S&P 500 Strategy Fund (1)
AST MFS Growth Portfolio (1)	Invesco V.I. Global Health Care Fund (Series I) (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST Small-Cap Growth Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST BlackRock Low Duration Bond Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST QMA US Equity Alpha Portfolio (1)	AST FI Pyramis Quantitative Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST International Value Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Bond Portfolio 2018 (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Templeton Global Bond Portfolio (1)	AST Global Real Estate Portfolio (1)
AST International Growth Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2016 (3)
AST Capital Growth Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Boston Partners Large-Cap Value Portfolio (2)
AST Balanced Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Bond Portfolio 2017 (1)
AST Schroders Global Tactical Portfolio (2)	AST Bond Portfolio 2021 (1)
AST RCM World Trends Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)

A110

AST J.P. Morgan Global Thematic Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	AST Bond Portfolio 2022 (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	AST Quantitative Modeling Portfolio (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Asia 30 (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Banks (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Bear (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP Basic Materials (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP UltraBull (1)	AST Bond Portfolio 2023 (1)
ProFund VP Bull (1)	AST New Discovery Asset Allocation Portfolio (1)
ProFund VP Consumer Services (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Consumer Goods (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Oil & Gas (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP Europe 30 (1)	AST Bond Portfolio 2024 (1)
ProFund VP Financials (1)	AST AQR Emerging Markets Equity Portfolio (1)
ProFund VP U.S. Government Plus (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Health Care (1)	AST QMA Emerging Markets Equity Portfolio (2)
Access VP High Yield Fund (1)	Columbia Variable Portfolio Government Money Market Fund (Class 1) (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Internet (1)	AST BlackRock iShares ETF Portfolio (2)
ProFund VP Japan (1)	AST Defensive Asset Allocation Portfolio (2)
ProFund VP Precious Metals (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Mid-Cap Growth (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2025 (1)
ProFund VP Pharmaceuticals (1)	AST Bond Portfolio 2026 (1)
ProFund VP Real Estate (1)	AST Bond Portfolio 2027 (4)
ProFund VP Rising Rates Opportunity (1)	NVIT Emerging Markets Fund (Class D) (5)
ProFund VP NASDAQ-100 (1)	AST Bond Portfolio 2028 (6)
ProFund VP Semiconductor (1)
ProFund VP Small-Cap Growth (1)
(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the years ended December 31, 2017 and 2016.

(2) Statement of net assets as of April 28, 2017 (date of expiration), statement of operations for the period January 1, 2017 through April 28, 2017, and statements of changes in net assets for the period January 1, 2017 through April 28, 2017 and the year ended December 31, 2016.

(3) Statement of net assets as of January 3, 2017 (date of expiration), statement of operations for the period January 1, 2017 through January 3, 2017, and statements of changes in net assets for the period January 1, 2017 through January 3, 2017 and the year ended December 31, 2016.

(4) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period January 4, 2016 (commencement of operations) through December 31, 2016.

(5) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period August 5, 2016 (commencement of operations) through December 31, 2016.

A111

(6) Statement of net assets as of December 31, 2017, statement of operations and statement of changes in net assets for the period January 3, 2017 (commencement of operations) through December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2018

We have served as the auditor of one or more of the subaccounts in Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A112

Prudential Annuities Life Assurance Corporation
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2017, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2017.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 8, 2018

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2017 and 2016 (in thousands, except share amounts)

	December 31, 2017	December 31, 2016
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2017: $10,145,266; 2016: $9,818,298)	$10,110,786	$9,362,763
Trading account assets, at fair value	181,717	149,871
Equity securities, available-for-sale, at fair value (cost, 2017: $14; 2016: $365)	18	18
Commercial mortgage and other loans	1,387,012	1,231,893
Policy loans	12,558	12,719
Short-term investments	711,071	947,150
Other long-term investments	335,811	551,931
Total investments	12,738,973	12,256,345
Cash and cash equivalents	1,639,939	1,848,039
Deferred policy acquisition costs	4,596,565	4,344,361
Accrued investment income	88,331	86,004
Reinsurance recoverables	563,428	588,608
Income taxes	1,116,735	1,978,607
Value of business acquired	35,109	30,287
Deferred sales inducements	1,020,786	978,823
Receivables from parent and affiliates	49,351	111,703
Other assets	121,086	169,649
Separate account assets	37,990,547	37,429,739
TOTAL ASSETS	$59,960,850	$59,822,165
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$9,132,569	$8,686,196
Policyholders’ account balances	4,846,152	4,736,889
Payables to parent and affiliates	36,026	91,432
Cash collateral for loaned securities	17,383	23,350
Long-term debt	928,165	971,899
Short-term debt	43,734	28,101
Reinsurance payables	262,588	275,822
Other liabilities	422,636	489,007
Separate account liabilities	37,990,547	37,429,739
Total liabilities	53,679,800	52,732,435
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	7,145,436	8,095,436
Retained earnings/(accumulated deficit)	(776,762)	(693,258)
Accumulated other comprehensive income (loss)	(90,124)	(314,948)
Total equity	6,281,050	7,089,730
TOTAL LIABILITIES AND EQUITY	$59,960,850	$59,822,165
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
REVENUES
Premiums	$63,573	$896,839	$9,787
Policy charges and fee income	2,209,579	1,755,224	740,823
Net investment income	422,809	338,370	139,430
Asset administration fees and other income	413,375	299,384	177,479
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,576)	(7,853)	(44)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(546)	1,354	24
Other realized investment gains (losses), net	(796,278)	(3,436,261)	6,072
Total realized investment gains (losses), net	(805,400)	(3,442,760)	6,052
Total revenues	2,303,936	(152,943)	1,073,571
BENEFITS AND EXPENSES
Policyholders’ benefits	114,068	604,057	60,461
Interest credited to policyholders’ account balances	30,280	68,889	225,555
Amortization of deferred policy acquisition costs	(13,946)	(179,816)	309,152
Commission expense	1,135,000	919,859	215,749
General, administrative and other expenses	(79,061)	204,649	97,722
Total benefits and expenses	1,186,341	1,617,638	908,639
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	1,117,595	(1,770,581)	164,932
Total income tax expense (benefit)	1,201,099	(680,493)	(8,285)
NET INCOME (LOSS)	$(83,504)	$(1,090,088)	$173,217
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	109	(20)	(54)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	320,182	(469,356)	(54,279)
Reclassification adjustment for gains included in net income	3,177	(86,184)	(4,831)
Net unrealized investment gains (losses)	323,359	(555,540)	(59,110)
Other comprehensive income (loss), before tax:	323,468	(555,560)	(59,164)
Less: Income tax expense (benefit) related to other comprehensive income (loss)
Foreign currency translation adjustments	38	(7)	(19)
Net unrealized investment gains (losses)	98,606	(194,439)	(20,689)
Total	98,644	(194,446)	(20,708)
Other comprehensive income (loss), net of taxes	224,824	(361,114)	(38,456)
Comprehensive income (loss)	$141,320	$(1,451,202)	$134,761
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2014	$2,500	$901,422	$673,613	$84,622	$1,662,157
Contributed capital		0			0
Return of capital		0			0
Dividend to parent			(450,000)		(450,000)
Assets purchased/transferred from/to affiliates		0			0
Comprehensive income:
Net income (loss)			173,217		173,217
Other comprehensive income (loss), net of tax				(38,456)	(38,456)
Total comprehensive income (loss)					134,761
Balance, December 31, 2015	2,500	901,422	396,830	46,166	1,346,918
Contributed capital		8,421,955			8,421,955
Return of capital		(1,140,000)			(1,140,000)
Dividend to parent			0		0
Assets purchased/transferred from/to affiliates		(72,179)			(72,179)
Impact of Pruco Re and PALAC merger		(15,762)			(15,762)
Comprehensive income:
Net income (loss)			(1,090,088)		(1,090,088)
Other comprehensive income (loss), net of tax				(361,114)	(361,114)
Total comprehensive income (loss)					(1,451,202)
Balance, December 31, 2016	2,500	8,095,436	(693,258)	(314,948)	7,089,730
Contributed capital		0			0
Return of capital		(950,000)			(950,000)
Dividend to parent			0		0
Assets purchased/transferred from/to affiliates		0			0
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	$2,500	$7,145,436	$(776,762)	$(90,124)	$6,281,050
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(83,504)	$(1,090,088)	$173,217
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(766)	(245)	907
Realized investment (gains) losses, net	805,400	3,442,760	(6,052)
Depreciation and amortization	32,812	10,737	37,530
Interest credited to policyholders’ account balances	30,280	68,889	225,555
Change in:
Future policy benefits	982,792	759,604	238,052
Accrued investment income	(2,327)	(63,389)	2,393
Net receivables from/payables to parent and affiliates	4,165	(55,984)	61,252
Deferred sales inducements	(1,551)	(1,805)	38,380
Deferred policy acquisition costs	(291,532)	(449,496)	381,480
Income taxes	763,227	(712,423)	(3,426)
Reinsurance recoverables, net	2,708	199,107	(270,868)
Bonus reserve	0	0	(38,768)
Derivatives, net	(1,364,754)	2,605,415	21,581
Deferred (gain)/loss on reinsurance	4,564	305,464	(118,028)
Other, net	87,036	(54,819)	(3,508)
Cash flows from (used in) operating activities	968,550	4,963,727	739,697
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,145,369	4,072,242	486,648
Commercial mortgage and other loans	198,584	122,086	89,344
Trading account assets	5,045	7,489	3,765
Policy loans	1,276	1,833	1,257
Other long-term investments	72,667	9,587	3,764
Short-term investments	1,949,758	1,799,219	2,318,219
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(1,528,065)	(5,535,732)	(336,954)
Equity securities, available-for-sale	0	(351)	0
Commercial mortgage and other loans	(348,520)	(353,692)	(106,185)
Trading account assets	(19,012)	(7,810)	(3,681)
Policy loans	(366)	(442)	(644)
Other long-term investments	(7,668)	(111,838)	(3,994)
Short-term investments	(1,713,877)	(2,561,044)	(2,419,261)
Notes receivable from parent and affiliates, net	2,717	(4,923)	3,110
Derivatives, net	4,948	(6,305)	(6,528)
Other, net	254	(2,911)	1,070
Cash flows from (used in) investing activities	(236,890)	(2,572,592)	29,930
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash collateral for loaned securities	(5,967)	12,782	5,283
Proceeds from the issuance of debt (maturities longer than 90 days)	0	125,000	0
Repayments of debt (maturities longer than 90 days)	0	(268,000)	0
Net increase/(decrease) in short-term borrowing	(28,101)	(1,000)	(53,354)
Drafts outstanding	10,624	5,777	(1,663)

Prudential Annuities Life Assurance Corporation

Distribution to parent	(950,000)	(1,140,000)	(450,000)
Contributed capital	0	860,573	0
Policyholders’ account deposits	2,623,534	2,116,567	1,295,546
Ceded policyholders’ account deposits	(24,191)	(23,890)	(54,027)
Policyholders’ account withdrawals	(2,589,770)	(2,259,445)	(1,511,470)
Ceded policyholders' account withdrawals	24,111	28,004	0
Cash flows from (used in) financing activities	(939,760)	(543,632)	(769,685)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(208,100)	1,847,503	(58)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,848,039	536	594
CASH AND CASH EQUIVALENTS, END OF YEAR	$1,639,939	$1,848,039	$536
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$437,872	$31,931	$(4,858)
Interest paid	$34,217	$23,392	$68
Significant Non-Cash Transactions
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Inc. (“PAD”). The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America, District of Columbia and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling such products between March 2010 and December 2017.
In March 2010, the Company ceased offering its variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company ("Pruco Life") and its wholly-owned subsidiary Pruco Life Insurance Company of New Jersey ("PLNJ") (which are affiliates of the Company). These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. During 2012, the Company suspended additional customer deposits for variable annuities with certain living benefit guarantees. However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules. The Company launched a new fixed indexed annuity in January 2018 and will launch a new deferred income annuity during 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
On August 31, 2013, the Company redomesticated from Connecticut to Arizona. As a result of the redomestication, the Company is now an Arizona based insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance ("AZDOI"). The redomestication also resulted in the Company being domiciled in the same jurisdiction as the then primary reinsurer of the Company’s living benefit guarantees, Pruco Reinsurance, Ltd. (“Pruco Re”), which enabled the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement. As of April 1, 2016, the Company no longer reinsures its living benefit guarantees to Pruco Re.
As disclosed in Note 1 to the Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015, the Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the AZDOI. For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Re and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The financial statement impacts of these transactions were as follows:

Affected Financial Statement Lines Only
Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$3,343	$3,084	$10,624	$17,051
Cash and cash equivalents	106	11	1,024	1,141
Deferred policy acquisition costs	537	0	3,134	3,671
Reinsurance recoverables	3,776	(3,401)	320	695
Deferred sales inducements	327	0	500	827
Income tax receivable(2)	0	115	2,441	2,556
TOTAL ASSETS	46,694	(191)	18,043	64,546
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,422	$0	$2,387	$4,809
Future policy benefits	4,295	0	6,972	11,267
Short-term and long-term debt(3)	0	0	1,268	1,268
Other liabilities	114	0	630	744
TOTAL LIABILITIES	45,472	0	11,257	56,729
EQUITY
Additional paid-in capital(4)	901	0	8,422	9,323
Retained earnings	254	(191)	(1,600)	(1,537)
Accumulated other comprehensive income	64	0	(36)	28
TOTAL EQUITY	1,222	(191)	6,786	7,817
TOTAL LIABILITIES AND EQUITY	46,694	(191)	18,043	64,546

Significant Non-Cash Transactions
(1) The increase in total investments includes non-cash activities of $3.1 billion for assets received related to the recapture transaction with Pruco Re, $7.1 billion for assets received related to the reinsurance transaction with Pruco Life and $3.6 billion related to non-cash capital contributions from PAI.
(2) Prudential Financial contributed current tax receivables through PAI of $1.5 billion to the Company as part of the Variable Annuities Recapture.
(3) The Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life.
(4) The increase in additional paid-in capital ("APIC") includes non-cash capital contributions from PAI of $3.6 billion in invested assets, $1.5 billion of current tax receivables and $2.5 billion funding for the ceding commission for the reinsurance transaction with Pruco Life.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Statement of Operations and Comprehensive Income (Loss)

Day 1 Impact of the Variable Annuities Recapture	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$832	$832
Realized investment gains (losses), net	(305)	(2,561)	(2,866)
TOTAL REVENUES	(305)	(1,729)	(2,034)
BENEFITS AND EXPENSES
Policyholders' benefits	0	522	522
General, administrative and other expenses	0	310	310
TOTAL BENEFITS AND EXPENSES	0	832	832
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(305)	(2,561)	(2,866)
Income tax expense (benefit)	(114)	(961)	(1,075)
NET INCOME (LOSS)	$(191)	$(1,600)	$(1,791)

As part of the Variable Annuities Recapture, the Company received invested assets of $3.1 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016, and unwound the associated reinsurance recoverable of $3.4 billion. As a result of the recapture transaction, the Company recognized a loss of $0.3 billion immediately.
For the Variable Annuities Recapture, the Company received invested assets of $7.1 billion as consideration from Pruco Life and established reserves of $9.4 billion. In addition, the Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life. Also, the Company established deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances, which were equivalent to the ceding commission incurred by the Company. For the reinsurance of the variable annuity base contracts, the Company recognized a benefit of $0.3 billion, which was deferred and will subsequently be amortized through General, administrative and other expenses. For the reinsurance of the living benefit guarantees, the Company recognized a loss of $2.6 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company also received a capital contribution of $8.4 billion from PAI.
As a result of the Variable Annuities Recapture, Pruco Re no longer had any material active reinsurance with affiliates. On September 30, 2016, Pruco Re was merged with and into the Company.

The following table summarizes the asset transfers related to the Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC Increase/ (Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$3,084	$3,084	$0	$0
Pruco Life	Apr - June 2016	Purchase	Fixed Maturities, Trading Account Assets, Commercial Mortgages, Derivatives, JV/LP Investments and Short-Term Investments	$6,994	$6,994	$0	$0
PAI	Apr - June 2016	Contributed Capital	Fixed Maturities, Trading Account Assets and Derivatives	$3,517	$3,517	$3,517	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Trading account assets, at fair value represents equity securities and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Asset administration fees and other income.” Interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, available-for-sale, at fair value is comprised of mutual fund shares and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios considers the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consist of the Company’s non-coupon investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-then-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 15. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 5 for additional information regarding VOBA.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 9 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allows registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company can recognize provisional amounts when it does not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 9 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017").
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.
See Note 9 for additional information regarding income taxes.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.
Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income.” See Note 7 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 6 for additional information regarding policyholders’ account balances.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase and resale agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 15 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance with an affiliate, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2017 and 2016.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in the Advanced Series Trust, and the Prudential Series Fund (see Note 15), which are a portfolio of mutual fund investments related to the Company’s separate account products. In addition, the Company receives fees on contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other long-term investments,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net.”
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net.”
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value.”
The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 13 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in “Realized investment gains (losses), net.”
Recent Accounting Pronouncements
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.
The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
There have been no ASU adopted during the year ended December 31, 2017.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2017

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU will not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the recognition and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU requires equity investments, except for those accounted for using the equity method, to be measured at fair value with changes in fair value recognized in net income. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment to retained earnings.
Adoption of this guidance will result in 1) the reclassification of net unrealized gains on equity securities currently classified as available-for-sale from accumulated other comprehensive income to retained earnings and 2) adjustment of the basis of equity investments currently accounted for using the cost method to fair value with the embedded net unrealized gain included in retained earnings. The cumulative effect of adoption is expected to increase retained earnings by $0.3 million and total equity by $0.3 million after giving effect to offsetting items. See table below for the impact to the line items in the Statements of Financial Position. There will be no impact to net income on the adoption date. Subsequent to the adoption date, the change in fair value of these equity investments will be reported in net income.

Summary of ASU 2016-01 Transition Impacts on the Statements
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other long-term investments	$423
Total assets	$423
Policyholders’ dividends	$0
Income taxes	89
Total liabilities	89
Accumulated other comprehensive income (loss)	(3)
Retained earnings	337
Total equity	334
Total liabilities and equity	$423

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU will not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU will not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a
cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.

The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from accumulated other comprehensive income to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS
Fixed Maturities and Equity Securities
The following tables set forth information relating to fixed maturities and equity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2017
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,059,168	$9,109	$236,627	$4,831,650	$0
Obligations of U.S. states and their political subdivisions	102,709	2,089	158	104,640	0
Foreign government bonds	133,859	6,878	432	140,305	0
Public utilities	567,829	31,414	2,058	597,185	0
Redeemable preferred stock	29,504	615	59	30,060	0
All other U.S. public corporate securities	1,473,761	77,379	3,416	1,547,724	0
All other U.S. private corporate securities	938,144	35,327	3,795	969,676	0
All other foreign public corporate securities	194,201	5,663	918	198,946	0
All other foreign private corporate securities	638,785	38,030	3,231	673,584	0
Asset-backed securities(1)	341,277	4,438	128	345,587	(17)
Commercial mortgage-backed securities	502,695	7,334	4,345	505,684	0
Residential mortgage-backed securities(2)	163,334	2,950	539	165,745	(4)
Total fixed maturities, available-for-sale	$10,145,266	$221,226	$255,706	$10,110,786	$(21)
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous & other	$0	$0	$0	$0
Mutual funds	14	4	0	18
Total equity securities, available-for-sale	$14	$4	$0	$18

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $12.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2016
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$4,998,652	$2,487	$536,114	$4,465,025	$0
Obligations of U.S. states and their political subdivisions	92,107	566	2,699	89,974	0
Foreign government bonds	64,352	5,404	370	69,386	0
Public utilities	448,349	13,155	10,348	451,156	0
Redeemable preferred stock	29,581	288	633	29,236	0
All other U.S. public corporate securities	1,619,814	73,819	10,153	1,683,480	(771)
All other U.S. private corporate securities	951,324	27,234	13,810	964,748	(694)
All other foreign public corporate securities	183,253	5,410	1,022	187,641	0
All other foreign private corporate securities	501,140	5,349	20,450	486,039	0
Asset-backed securities(1)	248,547	3,227	465	251,309	0
Commercial mortgage-backed securities	484,673	6,793	6,753	484,713	0
Residential mortgage-backed securities(2)	196,506	4,063	513	200,056	(5)
Total fixed maturities, available-for-sale	$9,818,298	$147,795	$603,330	$9,362,763	$(1,470)
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous & other	$351	$0	$351	$0
Mutual funds	14	4	0	18
Total equity securities, available-for-sale	$365	$4	$351	$18

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity and equity securities had been in a continuous unrealized loss position, as of the dates indicated:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2017
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$13,174	$23	$4,550,472	$236,604	$4,563,646	$236,627
Obligations of U.S. states and their political subdivisions	6,669	26	13,311	132	19,980	158
Foreign government bonds	37,466	428	143	4	37,609	432
Public utilities	84,260	1,357	22,420	701	106,680	2,058
Redeemable preferred stock	10,522	59	0	0	10,522	59
All other U.S. public corporate securities	206,988	1,034	118,002	2,382	324,990	3,416
All other U.S. private corporate securities	221,753	2,173	83,365	1,622	305,118	3,795
All other foreign public corporate securities	66,004	578	23,186	340	89,190	918
All other foreign private corporate securities	78,200	536	89,675	2,695	167,875	3,231
Asset-backed securities	30,234	128	0	0	30,234	128
Commercial mortgage-backed securities	113,423	1,225	129,458	3,120	242,881	4,345
Residential mortgage-backed securities	26,916	166	24,833	373	51,749	539
Total fixed maturities, available-for-sale	$895,609	$7,733	$5,054,865	$247,973	$5,950,474	$255,706
Equity securities, available-for-sale	$0	$0	$0	$0	$0	$0

	December 31, 2016
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$4,254,477	$536,114	$0	$0	$4,254,477	$536,114
Obligations of U.S. states and their political subdivisions	73,885	2,699	0	0	73,885	2,699
Foreign government bonds	32,107	370	0	0	32,107	370
Public utilities	240,041	8,019	17,097	2,329	257,138	10,348
Redeemable preferred stock	12,948	633	0	0	12,948	633
All other U.S. public corporate securities	530,904	8,798	12,981	1,355	543,885	10,153
All other U.S. private corporate securities	453,976	13,632	12,304	178	466,280	13,810
All other foreign public corporate securities	89,962	1,016	9,994	6	99,956	1,022
All other foreign private corporate securities	247,111	11,661	58,214	8,789	305,325	20,450
Asset-backed securities	67,246	439	16,489	26	83,735	465
Commercial mortgage-backed securities	293,651	6,753	0	0	293,651	6,753
Residential mortgage-backed securities	68,283	513	0	0	68,283	513
Total fixed maturities, available-for-sale	$6,364,591	$590,647	$127,079	$12,683	$6,491,670	$603,330
Equity securities, available-for-sale	$0	$351	$0	$0	$0	$351

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2017 and 2016, the gross unrealized losses on fixed maturity securities were composed of $253.0 million and $594.9 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $2.7 million and $8.4 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2017, the $248.0 million of gross unrealized losses on fixed maturities of twelve months or more were concentrated in U.S. government bonds, commercial mortgage-backed securities and in the Company's corporate securities within the consumer non-cyclical and finance sectors. As of December 31, 2016, the $12.7 million of gross unrealized losses on fixed maturities of twelve months or more were concentrated in the Company's corporate securities within the consumer non-cyclical, finance and utility sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2017 or 2016. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2017, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
As of December 31, 2017, there were no gross unrealized losses on equity securities. As of December 31, 2016, $0 million of the gross unrealized losses on equity securities represented declines in value of 20% or more and had been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2017 or 2016.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$253,164	$253,552
Due after one year through five years	1,077,651	1,099,278
Due after five years through ten years	1,704,257	1,783,306
Due after ten years	6,102,888	5,957,634
Asset-backed securities	341,277	345,587
Commercial mortgage-backed securities	502,695	505,684
Residential mortgage-backed securities	163,334	165,745
Total fixed maturities, available-for-sale	$10,145,266	$10,110,786
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale
Proceeds from sales(1)	$517,743	$3,577,346	$33,604
Proceeds from maturities/prepayments	630,140	495,465	453,016
Gross investment gains from sales and maturities	8,992	98,095	5,788
Gross investment losses from sales and maturities	(3,047)	(5,412)	(937)
OTTI recognized in earnings(2)	(9,122)	(6,499)	(20)

(1)	Includes $2.5 million, $0.6 million and $(0.0) million of non-cash related proceeds for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI and the corresponding changes in such amounts, for the periods indicated:

	Years Ended December 31,
	2017	2016
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$1,325	$86
New credit loss impairments	366	1,791
Additional credit loss impairments on securities previously impaired	606	0
Increases due to the passage of time on previously recorded credit losses	10	25
Reductions for securities which matured, paid down, prepaid or were sold during the period	(21)	(1,170)
Reductions for securities impaired to fair value during the period(1)	(1,481)	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(13)	(14)
Assets transferred to parent and affiliates	0	607
Balance, end of period	$792	$1,325

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets
The following table sets forth the composition of “Trading account assets,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amortized Cost or Cost	Fair Value	Amortized Cost or Cost	Fair Value
	(in thousands)
Fixed maturities	$161,393	$166,360	$147,057	$139,513
Equity securities	11,600	15,357	7,551	10,358
Total trading account assets	$172,993	$181,717	$154,608	$149,871
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Asset administrative fees and other income,” was $13.5 million, $(4.8) million and $(0.6) million during the years ended December 31, 2017, 2016 and 2015, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$348,718	25.0%	$277,296	22.5%
Hospitality	3,782	0.3	3,925	0.3
Industrial	327,987	23.6	263,705	21.4
Office	294,072	21.2	294,304	23.8
Other	139,362	10.0	87,465	7.1
Retail	216,544	15.6	223,252	18.1
Total commercial mortgage loans	1,330,465	95.7	1,149,947	93.2
Agricultural property loans	59,197	4.3	84,235	6.8
Total commercial mortgage and agricultural property loans by property type	1,389,662	100.0%	1,234,182	100.0%
Valuation allowance	(2,650)		(2,289)
Total commercial mortgage and other loans	$1,387,012		$1,231,893
As of December 31, 2017, the commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (30%), Texas (11%) and New York (7%)) and included loans secured by properties in Europe and Australia.
The following tables set forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$2,267	$22	$2,289
Addition to (release of) allowance for losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Total ending balance	$2,616	$34	$2,650

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$622	$21	$643
Addition to (release of) allowance for losses	1,645	1	1,646
Charge-offs, net of recoveries	0	0	0
Total ending balance	$2,267	$22	$2,289

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,616	34	2,650
Total ending balance(1)	$2,616	$34	$2,650
Recorded investment(2):
Individually evaluated for impairment	$1,571	$4,865	$6,436
Collectively evaluated for impairment	1,328,894	54,332	1,383,226
Total ending balance(1)	$1,330,465	$59,197	$1,389,662

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,267	22	2,289
Total ending balance(1)	$2,267	$22	$2,289
Recorded investment(2):
Individually evaluated for impairment	$1,715	$0	$1,715
Collectively evaluated for impairment	1,148,232	84,235	1,232,467
Total ending balance(1)	$1,149,947	$84,235	$1,234,182

(1)	As of December 31, 2016, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$667,338	$14,426	$4,566	$686,330
60%-69.99%	503,922	1,329	0	505,251
70%-79.99%	182,368	13,281	0	195,649
80% or greater	1,387	0	1,045	2,432
Total commercial mortgage and agricultural property loans	$1,355,015	$29,036	$5,611	$1,389,662

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2016
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$667,051	$16,921	$4,610	$688,582
60%-69.99%	406,728	0	3,817	410,545
70%-79.99%	108,770	15,493	0	124,263
80% or greater	9,725	0	1,067	10,792
Total commercial mortgage and agricultural property loans	$1,192,274	$32,414	$9,494	$1,234,182

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,330,465	$0	$0	$0	$1,330,465	$0
Agricultural property loans	59,197	0	0	0	59,197	0
Total	$1,389,662	$0	$0	$0	$1,389,662	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,149,947	$0	$0	$0	$1,149,947	$0
Agricultural property loans	84,235	0	0	0	84,235	0
Total	$1,234,182	$0	$0	$0	$1,234,182	$0

(1)	As of December 31, 2016, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

For the years ended December 31, 2017 and 2016, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were $129 million of commercial mortgage and other loans sold. For the year ended December 31, 2016, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were no transfers of commercial mortgage and other loans to related parties. For the year ended December 31, 2016, the Company received $580 million of commercial mortgage and other loans from related parties.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2017 and 2016, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. As of both December 31, 2017 and 2016, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For additional information relating to the accounting for troubled debt restructurings, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments,” as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Joint ventures and limited partnerships:
Private equity	$29,301	$30,513
Hedge funds	106,776	98,554
Real estate-related	48,555	109,043
Total joint ventures and limited partnerships	184,632	238,110
Derivatives	151,179	313,821
Total other long-term investments	$335,811	$551,931
As of both December 31, 2017 and 2016, the Company had no significant equity method investments.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale	$332,148	$249,496	$115,998
Trading account assets	4,927	3,473	349
Commercial mortgage and other loans	48,598	40,258	22,696
Policy loans	1,069	444	794
Short-term investments and cash equivalents	31,505	26,831	396
Other long-term investments	20,626	29,160	4,638
Gross investment income	438,873	349,662	144,871
Less: investment expenses	(16,064)	(11,292)	(5,441)
Net investment income	$422,809	$338,370	$139,430
The carrying value of non-income producing assets included $1.9 million in fixed maturities as of December 31, 2017. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2017.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities	$(3,177)	$86,184	$4,831
Commercial mortgage and other loans	(840)	(2,326)	(161)
Derivatives(1)	(801,429)	(3,526,514)	1,381
Other long-term investments	(39)	(648)	1
Short-term investments and cash equivalents	85	544	0
Realized investment gains (losses), net	$(805,400)	$(3,442,760)	$6,052

(1)	Includes the hedged items offset in qualifying fair value hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Gains (Losses) on Investments
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2017	2016	2015
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$12,311	$(1,261)	$9
Fixed maturity securities, available-for-sale—all other	(46,791)	(454,274)	90,637
Equity securities, available-for-sale	4	(347)	3
Derivatives designated as cash flow hedges(1)	(25,851)	11,745	14,847
Affiliated notes	829	1,181	1,660
Other investments	86	(619)	304
Net unrealized gains (losses) on investments	$(59,412)	$(443,575)	$107,460

(1)	See Note 11 for more information on cash flow hedges.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2017 and 2016, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
Foreign government bonds	$10,505	$0	$10,505	$10,712	$0	$10,712
U.S. public corporate securities	6,878	0	6,878	12,638	0	12,638
Total cash collateral for loaned securities(1)	$17,383	$0	$17,383	$23,350	$0	$23,350

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$16,825	$21,908
Total securities pledged	$16,825	$21,908
Liabilities supported by pledged collateral:
Cash collateral for loaned securities	$17,383	$23,350
Total liabilities supported by pledged collateral	$17,383	$23,350
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. As of December 31, 2017, there was no such collateral. As of December 31, 2016, the fair value of this collateral was $255 million, none of which had either been sold or repledged.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2017 and 2016, there were fixed maturities of $8.3 million and $7.5 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2017	2016	2015
	(in thousands)
Balance, beginning of year	$4,344,361	$749,302	$1,114,431
Capitalization of commissions, sales and issue expenses	277,586	269,679	1,535
Amortization-Impact of assumption and experience unlocking and true-ups	288,974	226,204	33,113
Amortization-All other	(275,028)	(46,388)	(342,265)
Changes in unrealized investment gains and losses	(39,328)	18,772	16,352
Ceded DAC upon reinsurance agreement with Prudential Insurance(1)(2)	0	(7,480)	(73,864)
Assumed DAC upon reinsurance agreement with Pruco Life(1)	0	3,134,272	0
Balance, end of year	$4,596,565	$4,344,361	$749,302

(1)	See Note 1 and Note 13 for additional information.

(2)	Represents a $7.5 million true-up in 2016 to the ceded DAC upon reinsurance agreement with Prudential Insurance in 2015.
5.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2017	2016	2015

	(in thousands)
Balance, beginning of year	$30,287	$33,640	$39,738
Amortization-Impact of assumption and experience unlocking and true-ups (1)	10,035	2,372	3,412
Amortization-All other (1)	(7,422)	(8,176)	(10,477)
Interest (2)	2,001	1,939	2,436
Change in unrealized investment gains and losses	208	512	1,163
Ceded VOBA upon reinsurance agreement with Prudential Insurance (3)	0	0	(2,632)
Balance, end of year	$35,109	$30,287	$33,640

(1)	The weighted average remaining expected life of VOBA was approximately 5.47 years as of December 31, 2017.

(2)	The interest accrual rate for the VOBA related to the businesses acquired was 5.96%, 6.00% and 6.05% for the years ended December 31, 2017, 2016 and 2015.

(3)	See Note 1 for additional information.
The following table provides estimated future amortization, net of interest, for the periods indicated:

	2018	2019	2020	2021	2022

	(in thousands)
Estimated future VOBA amortization	$5,867	$4,997	$4,258	$3,620	$3,077

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

6.	POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2017	2016

	(in thousands)
Life insurance – domestic	$800	$964
Individual and group annuities and supplementary contracts(2)	970,936	446,318
Other contract liabilities(2)	8,160,833	1,267,739
Individual and group annuities assumed upon reinsurance agreement with Pruco Life(1)	0	528,210
Other contract liabilities assumed upon reinsurance agreement with Pruco Life(1)	0	6,442,965
Total future policy benefits	$9,132,569	$8,686,196

(1)	See Note 1 for additional information.

(2)	Includes assumed reinsurance business from Pruco Life.

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 0.0% to 0.0% for setting domestic insurance reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 0.5% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 2.0% to 3.6%. See Note 7 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of limited-payment, long-duration; and single premium immediate annuities with life contingencies.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2017	2016

	(in thousands)
Interest-sensitive life contracts	$15,301	$15,666
Individual annuities(2)	4,162,138	1,441,126
Guaranteed interest accounts	668,713	893,419
Assumed policyholders' liabilities upon reinsurance agreement with Pruco Life(1)	0	2,386,678
Total policyholders’ account balances	$4,846,152	$4,736,889

(1)	See Note 1 for additional information.

(2)	Includes assumed reinsurance business from Pruco Life.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.0% to 5.8%.
7.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net."
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2017 and 2016, the Company had the following guarantees associated with these contracts, by product and guarantee type:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2017		December 31, 2016
	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(2)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$119,182,143	N/A	$110,194,439	N/A
Net amount at risk	$274,617	N/A	$463,423	N/A
Average attained age of contractholders	66 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$25,835,100	$129,630,456	$24,725,084	$120,237,955
Net amount at risk	$2,161,133	$3,225,700	$3,098,018	$5,041,214
Average attained age of contractholders	69 years	67 years	69 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits.

(2)	Includes assumed reinsurance business from Pruco Life.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2017(1)	December 31, 2016(1)

	(in thousands)
Equity funds	$83,556,771	$77,133,820
Bond funds	53,027,241	44,025,867
Money market funds	3,726,553	9,099,337
Total	$140,310,565	$130,259,024

(1)	Amounts include assumed reinsurance business from Pruco Life.
In addition to the amounts invested in separate account investment options above, $4.7 billion at December 31, 2017 and $4.7 billion at December 31, 2016 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. The 2016 amount includes the impact of the Variable Annuities Recapture effective April 1, 2016, as described in Note 1. For the years ended December 31, 2017, 2016 and 2015, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” Guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum income and withdrawal benefits (“GMIWB”) are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2014	$255,613	$3,112,411	$19,104	$3,387,128
Incurred guarantee benefits(1)	43,167	21,666	(4,616)	60,217
Paid guarantee benefits	(29,240)	0	(511)	(29,751)
Change in unrealized investment gains and losses	(3,663)	0	(113)	(3,776)
Balance at December 31, 2015	265,877	3,134,077	13,864	3,413,818
Incurred guarantee benefits(1)(2)	43,185	(1,979,215)	(3,683)	(1,939,713)
Paid guarantee benefits(2)	(55,604)	0	(2,209)	(57,813)
Change in unrealized investment gains and losses(2)	(5,206)	0	(209)	(5,415)
Assumed guarantees upon reinsurance agreement with Pruco Life	389,067	6,552,471	30,130	6,971,668
Balance at December 31, 2016	637,319	7,707,333	37,893	8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	$622,802	$8,151,902	$22,526	$8,797,230

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business from Pruco Life.
The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Statements of Financial Position. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2014	$665,207
Capitalization	873
Amortization - Impact of assumption and experience unlocking and true-ups	21,125
Amortization - All other	(206,263)
Change in unrealized investment gains and losses	11,063
Ceded DSI upon reinsurance agreement with Prudential Insurance(1)	(39,253)
Balance at December 31, 2015	452,752
Capitalization	1,805
Amortization - Impact of assumption and experience unlocking and true-ups	101,424
Amortization - All other	(81,603)
Change in unrealized investment gains and losses	4,915
Assumed DSI upon reinsurance agreement with Pruco Life(1)	499,530
Balance at December 31, 2016	978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	$1,020,786

(1)	See Note 1 for additional information.
8.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices ("SAP") primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $3,911 million, $(2,018) million and $340 million for the years ended December 31, 2017, 2016 and 2015, respectively. Statutory surplus of the Company amounted to $8,059 million and $5,718 million at December 31, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2018 without prior notification.
On December 21, September 28 and June 28, 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively, to its parent, PAI, which was recorded as a return of capital. On December 21, 2016, the Company paid an extra-ordinary dividend of $1,140 million to PAI, which was recorded as a return of capital. On December 22, 2015 and June 29, 2015, the Company paid dividends of $180 million and $270 million, respectively, to PAI.
9.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2017	2016	2015
		(in thousands)
Current tax expense (benefit):
U.S. federal	$501,088	$2,524,458	$76,175
State and local	1,349	0	0
Total	502,437	2,524,458	76,175
Deferred tax expense (benefit):
U.S. federal	698,662	(3,204,951)	(84,460)
State and local	0	0	0
Total	698,662	(3,204,951)	(84,460)
Total income tax expense (benefit)	1,201,099	(680,493)	(8,285)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	98,644	(194,446)	(20,708)
Additional paid-in capital	0	(9,531)	0
Total income tax expense (benefit)	$1,299,743	$(884,470)	$(28,993)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 35% and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Expected federal income tax expense (benefit)	$391,158	$(619,704)	$57,727
Non-taxable investment income	(46,625)	(49,630)	(56,614)
Tax credits	(10,358)	(10,507)	(9,389)
Changes in tax law	882,175	0	0
Other	(15,251)	(652)	(9)
Reported income tax expense (benefit)	$1,201,099	$(680,493)	$(8,285)
Effective tax rate	107.5%	38.4%	(5.0)%

The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2017, 2016 and 2015 was 107.5%, 38.4% and (5.0)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 35% and the Company’s effective tax rate during the periods presented:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act of 2017”). On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment (the date the President signed the bill into law).
In December 2017, the SEC staff issued SAB 118 to address the application of U.S. GAAP in situations when a registrant does not have necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act of 2017. SAB 118 provides guidance for registrants under three scenarios: (1) measurement of certain income tax effects is complete, (2) measurement of certain income tax effects can be reasonably estimated and (3) measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company’s accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As a result, it may need to apply all three scenarios in determining the accounting for the Tax Act of 2017 based on information that is available.

The Company has not fully completed its accounting for the tax effects of the Tax Act of 2017. However, we have recorded the effects of the Tax Act of 2017 as reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. As a result, upon enactment of the Tax Act of 2017, the Company recognized a $882 million tax expense in “Total income tax expense (benefit)” in the Company’s Statements of Operations for the year ended December 31, 2017. This net tax expense was comprised of the following component:

•	$882 million tax expense from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%

As we complete the collection, preparation and analysis of data relevant to the Tax Act of 2017, interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, we may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $46 million of the total $47 million of 2017 non-taxable investment income, $50 million of the total $50 million of 2016 non-taxable investment income, and $57 million of the total $57 million of 2015 non-taxable investment income. The DRD for the current period was estimated using information from 2016, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Insurance reserves	$2,064,659	$3,369,384
Investments	404,703	418,128
Net unrealized loss on securities	7,048	159,362
Other	205	440
Deferred tax assets	2,476,615	3,947,314
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	960,841	1,506,010
Deferred sales inducements	214,365	342,588
Deferred tax liabilities	1,175,206	1,848,598
Net deferred tax asset (liability)	$1,301,409	$2,098,716

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2017, 2016, and 2015. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $1,118 million, $(1,771) million, and $165 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2017, 2016, and 2015. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2017, the Company remains subject to examination in the U.S. for tax years 2014 through 2016.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

10.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments, equity securities and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain short-term investments, certain cash equivalents, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,826,413	$5,237	$0	$4,831,650
Obligations of U.S. states and their political subdivisions	0	104,640	0	0	104,640
Foreign government bonds	0	140,305	0	0	140,305
U.S. corporate public securities	0	1,806,888	1,562	0	1,808,450
U.S. corporate private securities	0	1,148,536	59,408	0	1,207,944
Foreign corporate public securities	0	229,006	215	0	229,221
Foreign corporate private securities	0	737,539	34,021	0	771,560
Asset-backed securities(4)	0	160,229	185,358	0	345,587
Commercial mortgage-backed securities	0	505,684	0	0	505,684
Residential mortgage-backed securities	0	165,745	0	0	165,745
Subtotal	0	9,824,985	285,801	0	10,110,786
Trading account assets:
U.S Treasury securities and obligations of U.S. government authorities and agencies	0	123,820	0	0	123,820
Corporate securities	0	42,540	0	0	42,540
Asset-backed securities(4)	0	0	0	0	0
Equity securities	5,599	0	9,758	0	15,357
Subtotal	5,599	166,360	9,758	0	181,717
Equity securities, available-for-sale	0	18	0	0	18
Short-term investments	448,712	262,272	87	0	711,071
Cash equivalents	0	1,146,466	0	0	1,146,466
Other long-term investments(5)	10,738	5,059,779	147	(4,919,486)	151,178
Reinsurance recoverables	0	0	244,006	0	244,006
Receivables from parent and affiliates	0	38,145	0	0	38,145
Subtotal excluding separate account assets	465,049	16,498,025	539,799	(4,919,486)	12,583,387
Separate account assets(2)	0	37,990,547	0	0	37,990,547
Total assets	$465,049	$54,488,572	$539,799	$(4,919,486)	$50,573,934
Future policy benefits(3)	$0	$0	$8,151,902	$0	$8,151,902
Payables to parent and affiliates	0	1,941,403	0	(1,941,403)	0
Other liabilities	0	0	0	0	0
Total liabilities	$0	$1,941,403	$8,151,902	$(1,941,403)	$8,151,902

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,465,025	$0	$0	$4,465,025
Obligations of U.S. states and their political subdivisions	0	89,974	0	0	89,974
Foreign government bonds	0	69,299	87	0	69,386
U.S. corporate public securities	0	1,909,440	15,598	0	1,925,038
U.S. corporate private securities	0	997,004	124,864	0	1,121,868
Foreign corporate public securities	0	217,363	0	0	217,363
Foreign corporate private securities	0	526,504	11,527	0	538,031
Asset-backed securities(4)	0	219,574	31,735	0	251,309
Commercial mortgage-backed securities	0	484,713	0	0	484,713
Residential mortgage-backed securities	0	200,056	0	0	200,056
Subtotal	0	9,178,952	183,811	0	9,362,763
Trading account assets:
U.S Treasury securities and obligations of U.S. government authorities and agencies	0	116,184	0	0	116,184
Corporate securities	0	21,632	0	0	21,632
Asset-backed securities(4)	0	1,697	0	0	1,697
Equity securities	5,494	0	4,864	0	10,358
Subtotal	5,494	139,513	4,864	0	149,871
Equity securities, available-for-sale	0	18	0	0	18
Short-term investments	519,000	392,700	450	0	912,150
Cash equivalents	738,449	847,329	375	0	1,586,153
Other long-term investments(5)	23,967	4,872,392	0	(4,582,540)	313,819
Reinsurance recoverables	0	0	240,091	0	240,091
Receivables from parent and affiliates	0	6,962	33,962	0	40,924
Subtotal excluding separate account assets	1,286,910	15,437,866	463,553	(4,582,540)	12,605,789
Separate account assets(2)	0	37,429,739	0	0	37,429,739
Total assets	$1,286,910	$52,867,605	$463,553	$(4,582,540)	$50,035,528
Future policy benefits(3)	$0	$0	$7,707,333	$0	$7,707,333
Payables to parent and affiliates	0	1,654,360	0	(1,654,360)	0
Other liabilities	$5,051	$0	$0	$0	$5,051
Total liabilities	$5,051	$1,654,360	$7,707,333	$(1,654,360)	$7,712,384

(1)
“Netting” amounts represent cash collateral of $2,978 million and $2,928 million as of December 31, 2017 and 2016, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Financial Position.

(3)
As of December 31, 2017, the net embedded derivative liability position of $8,152 million includes $819 million of embedded derivatives in an asset position and $8,971 million of embedded derivatives in a liability position. As of December 31, 2016, the net embedded derivative liability position of $7,707 million includes $1,060 million of embedded derivatives in an asset position and $8,767 million of embedded derivatives in a liability position.

(4)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(5)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2017 and 2016, the fair values of these investments were $0.3 million and $0.4 million.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2017 and 2016 overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets – Trading account assets consist primarily of fixed maturity securities and equity securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under “Equity Securities.”
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are classified within Level 2 and Level 3. Level 2 instruments are generally fair valued based on market observable inputs. Level 3 instruments are internally valued based on internal asset manager valuations.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Reinsurance Payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve, adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations, and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Transfers between Levels 1 and 2 – Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. The fair value of foreign common stock held in the Company's Separate Account may reflect differences in market levels between the close of foreign trading markets and the close of U.S. trading markets for the respective day. Dependent on the existence of such a timing difference, the assets may move between Level 1 and Level 2. During the years ended December 31, 2017 and 2016, there were no transfers between Level 1 and Level 2.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2017
	Fair Value	Primary Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities	$22,215	Discounted cash flow	Discount rate	5.06%	22.23%	8.57%	Decrease
Reinsurance recoverables	$244,006	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(2)	$8,151,902	Discounted cash flow	Lapse rate(3)	1%	12%		Decrease
			Spread over LIBOR(4)	0.12%	1.10%		Decrease
			Utilization rate(5)	52%	97%		Increase
			Withdrawal rate	See table footnote (6) below
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

	As of December 31, 2016
	Fair Value	Primary Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities	$136,391	Discounted cash flow	Discount rate	3.24%	17.12%	4.71%	Decrease
		Liquidation	Liquidation Value	98.21%	98.68%	98.64%	Increase
Reinsurance recoverables	$240,091	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(2)	$7,707,333	Discounted cash flow	Lapse rate(3)	0%	13%		Decrease
			Spread over LIBOR(4)	0.25%	1.50%		Decrease
			Utilization rate(5)	52%	96%		Increase
			Withdrawal rate	See table footnote (6) below
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	16%	25%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)
Future policy benefits primarily represent general account liabilities for the living benefit guarantees of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(3)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit, and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(4)
The spread over LIBOR swap curve represents the premium added to the risk-free discount rate (i.e., LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(5)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(6)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2017 and 2016, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(7)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2017
	Fixed Maturities Available-For-Sale
	U.S. Government	Foreign Government	Corporate Securities(5)	Asset-Backed Securities(4)
	(in thousands)
Fair value, beginning of period	$0	$87	$151,989	$31,735
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	(6,877)	576
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	(3,627)	217
Net investment income	0	0	7,874	183
Purchases	4,264	0	17,920	237,469
Sales	0	0	(15,283)	(5,613)
Issuances	0	0	0	0
Settlements	0	0	(111,675)	(55,184)
Transfers into Level 3(1)	0	0	64,412	106,034
Transfers out of Level 3(1)	0	(87)	(5,370)	(130,059)
Other(3)	973	0	(4,157)	0
Fair Value, end of period	$5,237	$0	$95,206	$185,358
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$(6,498)	$(8)
Asset management fees and other income	$0	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017
	Trading Account Assets
	Asset-Backed Securities(4)	Equity Securities	Equity Securities, Available- for-Sale	Short-term Investments	Cash Equivalents
	(in thousands)
Fair value, beginning of period	$0	$4,864	$0	$450	$375
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	0	689	0	0	0
Included in other comprehensive income (loss)	0	0	351	0	0
Net investment income	0	0	0	0	0
Purchases	0	0	0	94	0
Sales	0	0	0	(5)	0
Issuances	0	0	0	0	0
Settlements	0	0	0	(2)	0
Transfers into Level 3(1)	0	0	0	0	0
Transfers out of Level 3(1)	0	0	0	0	0
Other(3)	0	4,205	(351)	(450)	(375)
Fair Value, end of period	$0	$9,758	$0	$87	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$338	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017
	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits
	(in thousands)
Fair value, beginning of period	$0	$240,091	$33,962	$(7,707,333)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(6)	(7)	(18,240)	0	552,047
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	0	0
Net investment income	0	0	0	0
Purchases	0	19,416	0	0
Sales	0	0	0	0
Issuances	0	0	0	(996,616)
Settlements	0	0	0	0
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	0	(33,962)	0
Other(3)	154	2,739	0	0
Fair value, end of period	$147	$244,006	$0	$(8,151,902)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(7)	$(10,303)	$0	$307,529
Asset management fees and other income	$0	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Fixed Maturities Available-For-Sale
	Foreign Government	Corporate Securities(5)	Asset-Backed Securities(4)
	(in thousands)
Fair value, beginning of period	$0	$127,308	$46,493
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(3,988)	(26)
Asset management fees and other income	0	0	0
Included in other comprehensive income (loss)	(8)	2,313	161
Net investment income	0	5,835	139
Purchases	0	22,871	72,939
Sales	0	(105)	(6,739)
Issuances	0	0	0
Settlements	0	(9,085)	(540)
Transfers into Level 3(1)	95	19,694	34,984
Transfers out of Level 3(1)	0	(12,854)	(115,676)
Other	0	0	0
Fair value, end of period	$87	$151,989	$31,735
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(4,917)	$(26)
Asset management fees and other income	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Trading Account Assets
	Asset-Backed Securities(4)	Equity Securities	Equity Securities, Available-For-Sale	Short-Term Investments	Cash Equivalents
	(in thousands)
Fair value, beginning of period	$0	$0	$0	$450	$225
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	(161)	(123)	0	0	0
Included in other comprehensive income (loss)	0	0	(351)	0	0
Net investment income	0	0	0	0	0
Purchases	0	3,422	351	0	150
Sales	0	0	0	0	0
Issuances	0	0	0	0	0
Settlements	(2,634)	0	0	0	0
Transfers into Level 3(1)	0	0	0	0	0
Transfers out of Level 3(1)	0	0	0	0	0
Other(3)	2,795	1,565	0	0	0
Fair value, end of period	$0	$4,864	$0	$450	$375
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$(123)	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits
	(in thousands)
Fair value, beginning of period	$1,565	$3,012,653	$7,664	$(3,134,077)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(6)	0	(2,852,588)	(13)	(3,791,759)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	50	0
Net investment income	0	0	0	0
Purchases	0	70,448	34,000	0
Sales	0	0	(1,987)	0
Issuances	0	0	0	(781,497)
Settlements	0	0	0	0
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	0	(2,957)	0
Other(3)	(1,565)	9,578	(2,795)	0
Fair value, end of period	$0	$240,091	$33,962	$(7,707,333)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$59,501	$0	$(3,740,535)
Asset management fees and other income	$0	$0	$0	$0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2015, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2015.

	Year Ended December 31, 2015
	Fixed Maturities Available-For-Sale
	Foreign Government	Corporate Securities(5)	Asset-Backed Securities(4)
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$46	$9
Asset management fees and other income	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(3,039)	$(170)
Net investment income	$0	$5,274	$49
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0
Asset management fees and other income	$0	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2015
	Trading Account Assets
	Asset-Backed Securities(4)	Equity Securities	Equity Securities, Available-For-Sale	Short-term Investments	Cash Equivalents
	(in thousands)
Total gains or (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$0	$0	$0	$0
Net investment income	$0	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0

	Year Ended December 31, 2015
	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits
	(in thousands)
Total gains(losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(6)	$1,405	$(212,035)	$0	$217,101
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$0	$(264)	$0
Net investment income	$0	$0	$1	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$1,405	$(117,840)	$0	$119,609
Asset management fees and other income	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Other primarily represents reclassifications of certain assets and liabilities between reporting categories.

(4)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(5)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(6)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

Transfers – Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,396,167	$1,396,167	$1,387,012
Policy loans	0	0	12,558	12,558	12,558
Short-term investments	0	0	0	0	0
Cash and cash equivalents	493,473	0	0	493,473	493,473
Accrued investment income	0	88,331	0	88,331	88,331
Reinsurance recoverables	0	0	59,588	59,588	59,588
Receivables from parent and affiliates	0	11,206	0	11,206	11,206
Other assets	0	13,802	0	13,802	13,802
Total assets	$493,473	$113,339	$1,468,313	$2,075,125	$2,065,970
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$281,582	$281,582	$281,051
Cash collateral for loaned securities	0	17,383	0	17,383	17,383
Short-term debt	0	43,734	0	43,734	43,734
Long-term debt	0	1,003,251	0	1,003,251	928,165
Reinsurance Payables	0	0	59,588	59,588	59,588
Payables to parent and affiliates	0	36,026	0	36,026	36,026
Other liabilities	0	135,556	0	135,556	135,556
Separate account liabilities - investment contracts	0	102	0	102	102
Total liabilities	$0	$1,236,052	$341,170	$1,577,222	$1,501,605

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2016(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,235,842	$1,235,842	$1,231,893
Policy loans	0	0	12,719	12,719	12,719
Short-term investments	0	35,000	0	35,000	35,000
Cash and cash equivalents	6,886	255,000	0	261,886	261,886
Accrued investment income	0	86,004	0	86,004	86,004
Reinsurance recoverables	0	0	63,775	63,775	63,775
Receivables from parent and affiliates	0	70,779	0	70,779	70,779
Other assets	0	53,858	0	53,858	53,858
Total assets	$6,886	$500,641	$1,312,336	$1,819,863	$1,815,914
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$247,986	$247,986	$250,493
Cash collateral for loaned securities	0	23,350	0	23,350	23,350
Short-term debt	0	28,146	0	28,146	28,101
Long-term debt	0	994,198	0	994,198	971,899
Reinsurance payables	0	0	63,775	63,775	63,775
Payables to parent and affiliates	0	91,432	0	91,432	91,432
Other liabilities	0	189,366	0	189,366	189,366
Separate account liabilities - investment contracts	0	187	0	187	187
Total liabilities	$0	$1,326,679	$311,761	$1,638,440	$1,618,603

(1)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at NAV per share (or its equivalent) as a practical expedient. At December 31, 2017 and December 31, 2016, the fair values of these cost method investments were $6.4 million and $3.4 million, respectively. The carrying values of these investments were $6.0 million and $3.1 million as of December 31, 2017 and December 31, 2016, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates, and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; accrued investment income; and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 13 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value of the related asset or liability approximates fair value as they equal the amount of cash collateral received or paid.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
11.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.
In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sold variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company had previously entered into reinsurance agreements with Pruco Re and Prudential Insurance through March 31, 2016; effective April 1, 2016, the Company recaptured these reinsurances. Also, effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.
Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying risks, excluding embedded derivatives which are recorded with the associated host and related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty and non-performance risk.

	December 31, 2017			December 31, 2016
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities

	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$677,257	$13,348	$(47,209)	$472,701	$38,249	$(2,776)
Total Qualifying Hedges	$677,257	$13,348	$(47,209)	$472,701	$38,249	$(2,776)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$1,964,000	$8,296	$0	$2,474,000	$23,967	$0
Interest Rate Swaps	87,939,425	4,374,658	(1,065,549)	81,872,695	4,439,270	(1,163,388)
Interest Rate Options	15,775,000	175,156	(160,181)	10,825,000	278,763	(135,554)
Interest Rate Forwards	975,929	19,870	(2)	498,311	0	(25,082)
Foreign Currency
Foreign Currency Forwards	12,455	1	(319)	1,491	6	0
Currency/Interest Rate
Foreign Currency Swaps	151,400	7,779	(7,488)	130,470	16,627	(635)
Equity
Equity Futures	672,055	2,442	0	1,269,044	0	(5,051)
Total Return Swaps	13,841,333	8,517	(341,700)	12,784,166	69,827	(281,193)
Equity Options	31,702,334	460,597	(318,955)	4,610,001	29,650	(45,732)
Total Non-Qualifying Hedges	$153,033,931	$5,057,316	$(1,894,194)	$114,465,178	$4,858,110	$(1,656,635)
Total Derivatives (1)	$153,711,188	$5,070,664	$(1,941,403)	$114,937,879	$4,896,359	$(1,659,411)

(1)	Excludes embedded derivatives and the related reinsurance recoverables which contain multiple underlyings.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $8,152 million and $7,707 million as of December 31, 2017 and 2016, respectively. The fair value of the related reinsurance recoverables to Prudential Insurance was an asset of $232 million and $231 million as of December 31, 2017 and 2016, respectively, included in "Reinsurance recoverables". See Note 13 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives pertaining to the variable annuity products with a market value adjustment option assumed from Pruco Life as part of the Variable Annuities Recapture, included in "Reinsurance recoverables", was a net asset of $12 million and $10 million as of December 31, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Offsetting of Financial Liabilities:
Derivatives(1)	$1,941,403	$(1,941,403)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,941,403	$(1,941,403)	$0	$0	$0

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,872,392	$(4,582,540)	$289,852	$0	$289,852
Securities purchased under agreements to resell	255,000	0	255,000	(255,000)	0
Total Assets	$5,127,392	$(4,582,540)	$544,852	$(255,000)	$289,852
Offsetting of Financial Liabilities:
Derivatives(1)	$1,654,360	$(1,654,360)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,654,360	$(1,654,360)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 15. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	0	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(30,173)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total non-qualifying hedges	(801,429)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,006	$9,648	$(3,102)
Total cash flow hedges	0	3,006	9,648	(3,102)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(2,219,894)	0	0	0
Currency	361	0	0	0
Currency/Interest Rate	11,642	0	516	0
Credit	0	0	0	0
Equity	(1,755,946)	0	0	0
Embedded Derivatives	437,323	0	0	0
Total non-qualifying hedges	(3,526,514)	0	516	0
Total	$(3,526,514)	$3,006	$10,164	$(3,102)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$608	$1,116	$10,008
Total cash flow hedges	0	608	1,116	10,008
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	20,536	0	0	0
Currency	115	0	0	0
Currency/Interest Rate	8,337	0	202	0
Credit	(3)	0	0	0
Equity	(3,233)	0	0	0
Embedded Derivatives	(24,371)	0	0	0
Total non-qualifying hedges	1,381	0	202	0
Total	$1,381	$608	$1,318	$10,008

(1)	Amounts deferred in AOCI.

For the years ended December 31, 2017, 2016 and 2015, the ineffective portion of derivatives accounted for using hedge accounting were de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2014	$4,839
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	12,078
Amount reclassified into current period earnings	(2,070)
Balance, December 31, 2015	14,847
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	9,698
Amount reclassified into current period earnings	(12,800)
Balance, December 31, 2016	11,745
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(39,434)
Amounts reclassified into current period earnings	1,838
Balance, December 31, 2017	$(25,851)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Consolidated Statements of Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2017 values, it is estimated that a pre-tax gain of approximately $7 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2018, offset by amounts pertaining to the hedged item.

As of December 31, 2017, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 18 years.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2017 and 2016.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through a central clearing and OTC; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.

12.    COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company has made commitments to fund $37 million and $9 million of commercial loans as of December 31, 2017 and 2016, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $134 million and $121 million as of December 31, 2017 and 2016, respectively.
Contingent Liabilities
On an ongoing basis, the Company reviews its operations including, but not limited to, practices and procedures for meeting obligations to our customers and other parties. This review may result in the modification or enhancement of processes, including concerning the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2017, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company. During 2017, audits were satisfactorily completed by the third party auditor of the Global Resolution Agreement and by the regulators for the Regulatory Settlement Agreement to assure that the Company had complied with the terms of both agreements.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In 2016, Prudential Financial self-reported to the SEC and the DOL, and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial is cooperating with regulators in their review of this matter (which includes a review of the remediation plan) and has entered into discussions with the SEC staff regarding a possible settlement that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of these discussions.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Through March 31, 2016, the Company reinsured its living benefit guarantees on certain variable annuity products to Pruco Re and Prudential Insurance, which are the legal entities in which the Company previously executed its living benefit hedging program. Effective April 1, 2016 the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance, as discussed further in Note 1. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
In the fourth quarter of 2015, the Company surrendered its New York License. The Company recaptured the New York living benefits previously ceded to Pruco Re, and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 11 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2017	2016
	(in thousands)
Reinsurance recoverables	$563,428	$588,608
Deferred policy acquisition costs	3,766,066	3,557,248
Deferred sales inducements	540,389	520,182
Value of business acquired	(2,702)	(2,357)
Other assets	105,167	112,802
Policyholders’ account balances	2,825,030	2,576,357
Future policy benefits	5,511,496	5,130,753
Reinsurance payables(1)	262,588	275,822
Other liabilities	329,019	335,713

(1)	"Reinsurance payables" includes $0.1 million of unaffiliated activity as of both December 31, 2017 and 2016.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2017	December 31, 2016
	(in thousands)
Prudential Insurance	$310,758	$306,191
Pruco Life	252,383	282,326
Unaffiliated	287	91
Total reinsurance recoverables	$563,428	$588,608

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2017	2016	2015(3)
	(in thousands)
Premiums:
Direct	$33,908	$39,326	$33,250
Assumed	32,890	860,831	0
Ceded	(3,225)	(3,318)	(23,463)
Net premiums	63,573	896,839	9,787
Policy charges and fee income:
Direct	622,099	647,226	743,956
Assumed	1,632,132	1,153,752	0
Ceded(1)	(44,652)	(45,754)	(3,133)
Net policy charges and fee income	2,209,579	1,755,224	740,823
Asset administration fees and other income:
Direct	129,847	103,892	177,479
Assumed	293,275	205,221	0
Ceded	(9,747)	(9,729)	0
Net asset administration fees and other income	413,375	299,384	177,479
Realized investment gains (losses), net:
Direct	(1,335,253)	(3,612,578)	247,525
Assumed	554,686	(81,510)	0
Ceded	(24,833)	251,328	(241,473)
Realized investment gains (losses), net	(805,400)	(3,442,760)	6,052
Policyholders' benefits (including change in reserves):
Direct	52,477	74,438	81,719
Assumed	46,375	553,280	0
Ceded(2)	15,216	(23,661)	(21,258)
Net policyholders' benefits (including change in reserves)	114,068	604,057	60,461
Interest credited to policyholders’ account balances:
Direct	9,834	74,389	225,555
Assumed	24,708	(1,551)	0
Ceded	(4,262)	(3,949)	0
Net interest credited to policyholders’ account balances	30,280	68,889	225,555
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	725,749	563,027	(6,054)

(1)	"Policy charges and fee income ceded" includes $(2) million, $(2) million and $(3) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.1) million, $(0.3) million and $(0.1) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(3)	Prior period amounts are presented on a basis consistent with the current presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

14.    EQUITY
Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of "Accumulated other comprehensive income (loss)” for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2014	$(30)	$84,652	$84,622
Change in OCI before reclassifications	(54)	(54,279)	(54,333)
Amounts reclassified from AOCI	0	(4,831)	(4,831)
Income tax benefit (expense)	19	20,689	20,708
Balance, December 31, 2015	(65)	46,231	46,166
Change in OCI before reclassifications	(20)	(469,356)	(469,376)
Amounts reclassified from AOCI	0	(86,184)	(86,184)
Income tax benefit (expense)	7	194,439	194,446
Balance, December 31, 2016	(78)	(314,870)	(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	$(7)	$(90,117)	$(90,124)

(1)	Includes cash flow hedges of $(26) million, $12 million and $15 million as of December 31, 2017, 2016, and 2015, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$(1,838)	$12,800	$2,070
Net unrealized investment gains (losses) on available-for-sale securities	(1,339)	73,384	2,761
Total net unrealized investment gains (losses)(4)	(3,177)	86,184	4,831
Total reclassifications for the period	$(3,177)	$86,184	$4,831

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 11 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.
Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Other Liabilities	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2014	$1	$0	$0	$16	$17
Net investment gains (losses) on investments arising during the period	(9)	0	0	3	(6)
Reclassification adjustment for (gains) losses included in net income	17	0	0	(6)	11
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(3)	0	1	(2)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	0	0	0
Balance, December 31, 2015	9	(3)	0	14	20
Net investment gains (losses) on investments arising during the period	378	0	0	(132)	246
Reclassification adjustment for (gains) losses included in net income	556	0	0	(195)	361
Reclassification adjustment for OTTI losses excluded from net income	(2,204)	0	0	771	(1,433)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(2,130)	0	746	(1,384)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(522)	183	(339)
Balance, December 31, 2016	(1,261)	(2,133)	(522)	1,387	(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income(1)	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	365	(128)	237
Balance, December 31, 2017	$12,311	$(1,008)	$(157)	$(3,263)	$7,883

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Other Liabilities	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2014	$198,922	$(59,045)	$(8,372)	$(46,870)	$84,635
Net investment gains (losses) on investments arising during the period	(86,623)	0	0	30,319	(56,304)
Reclassification adjustment for (gains) losses included in net income	(4,848)	0	0	1,697	(3,151)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	28,580	0	(10,003)	18,577
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	3,776	(1,322)	2,454
Balance, December 31, 2015	107,451	(30,465)	(4,596)	(26,179)	46,211
Net investment gains (losses) on investments arising during the period	(637,597)	0	0	223,159	(414,438)
Reclassification adjustment for (gains) losses included in net income	85,628	0	0	(29,970)	55,658
Reclassification adjustment for OTTI losses excluded from net income	2,204	0	0	(771)	1433
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(786)	0	275	(511)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(1,068)	374	(694)
Balance, December 31, 2016	(442,314)	(31,251)	(5,664)	166,888	(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income(2)	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	$(71,723)	$(82,212)	$(16,997)	$72,932	$(98,000)

(1)	Includes cash flow hedges. See Note 11 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2017, 2016 and 2015. The expense charged to the Company for the deferred compensation program was $0.9 million, $0.8 million and $0.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $1 million for each of the years ended December 31, 2017, 2016 and 2015.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2017, 2016 and 2015.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.5 million for each of the years ended December 31, 2017, 2016 and 2015.
The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $109 million, $108 million and $143 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $14 million $10 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Certain operating costs, including rental of office space, furniture, and equipment, have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation (“PAIST”), an affiliated company. The Company signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice. Allocated lease expense was $3 million, $4 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively. Sub-lease rental income, recorded as a reduction to lease expense, was $0 million for each of the years ended December 31, 2017, 2016 and 2015. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2017 are as follows:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Lease	Sub-Lease
	(in thousands)
2018	$2,992	$0
2019	2,742	0
2020	2,992	0
2021	2,992	0
2022	2,992	0
2023 and thereafter	0	0
Total	$14,710	$0
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $13 million, $11 million and $5 million for the years ended December 31, 2017, 2016 and 2015, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 11 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $111 million and $102 million as of December 31, 2017 and 2016, respectively. "Net investment income" related to these ventures includes a gain of $9 million, $5 million and $0.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and the Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $111 million, $112 million and $173 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income.
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2017	2016
							(in thousands)
U.S. Dollar floating rate notes			2028	2.77%	-	3.12%	$34,268	$0
U.S. Dollar fixed rate notes	2027	-	2028	2.31%	-	14.85%	3,877	40,925
Total long-term notes receivable - affiliated(1)							$38,145	$40,925

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Accrued interest receivable related to these loans was $0.2 million and $0.1 million as of December 31, 2017 and 2016, respectively, and is included in “Other assets”. Revenues related to these loans were $0.7 million, $0.9 million and $1 million for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in “Asset administration fees and other income”.

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within APIC and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2017 and 2016, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Gibraltar Life Insurance Co Ltd	August 2016	Sale	Fixed Maturities	$11,559	$11,485	$0	$48
Prudential Insurance	September 2016	Sale	Fixed Maturities	$47,066	$36,639	$0	$6,777
Pruco Re	September 2016	Transfer in	Fixed Maturities	$91,586	$80,732	$(7,055)	$0
Pruco Life	January 2017	Sale	Fixed Maturities	$29	$29	$0	$0
Prudential Insurance	October 2017	Sale	Commercial Mortgages	$131,953	$128,529	$0	$2,226
Gibraltar Universal Life Reinsurance Company	October 2017	Purchase	Fixed Maturities	$113,686	$96,583	$0	$(11,117)
Prudential Insurance	December 2017	Purchase	Other long-term investments - Derivatives	$171,363	$171,363	$0	$0
Prudential Insurance	December 2017	Sale	Fixed Maturities	$13,793	$7,113	$0	$4,342
Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The debt issued during the second quarter of 2016 in the table below was assigned from affiliates as part of the Variable Annuities Recapture, as described further in Note 1. The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliate	Date Issued	Amount of Notes - December 31, 2017	Amount of Notes - December 31, 2016	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	$0	$28,101	1.89%	6/20/2017
Prudential Insurance	4/20/2016	18,734	18,734	2.60%	12/15/2018
Prudential Insurance	4/20/2016	25,000	25,000	2.60%	12/15/2018
Prudential Insurance	4/20/2016	46,835	46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	18,734	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	30,000	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	50,000	50,000	3.87%	6/28/2026
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	25,000	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	20,000	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	34,000	34,000	3.09%	6/28/2023
Total Loans Payable to Affiliates		$971,899	$1,000,000
The total interest expense to the Company related to loans and other payables to affiliates was $66 million, $53 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Contributed Capital and Dividends
For the year ended December 31, 2017, the Company did not receive any capital contributions. In June of 2016, the Company received a capital contribution in the amount of $8,422 million from PAI, related to the Variable Annuities Recapture, as discussed in Note 1. For the year ended December 31, 2015, the Company did not receive any capital contributions.
In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI. In December of 2016, there was a $1,140 million return of capital to PAI. In June and December of 2015, the Company paid dividends in the amounts of $270 million and $180 million, respectively, to Prudential Financial.
Reinsurance with Affiliates
As discussed in Note 13, the Company participates in reinsurance transactions with certain affiliates.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31

2017	(in thousands)
Total revenues	$766,669	$(726,666)	$1,949,155	$314,778
Total benefits and expenses	386,941	(165,242)	597,242	367,400
Income (loss) from operations before income taxes	379,728	(561,424)	1,351,913	(52,622)
Net income (loss)	$262,358	$(400,583)	$938,926	$(884,205)
2016
Total revenues	$201,095	$(892,563)	$719,985	$(181,460)
Total benefits and expenses	429,590	1,215,062	(149,250)	122,236
Income (loss) from operations before income taxes	(228,495)	(2,107,625)	869,235	(303,696)
Net income (loss)	$(142,665)	$(1,316,230)	$569,649	$(200,842)

The variability in the quarterly results for 2017 was primarily due to NPR gains/losses as a result of credit spread widening/tightening coupled with $882 million tax expense impact due to the enactment of the Tax Act of 2017 on December 22, 2017. See Note 9 for additional information.

The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation as of December 31, 2017 and 2016, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 15 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 8, 2018

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1)
Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2017; the Statement of Operations for the period ended December 31, 2017; the Statement of Changes in Net Assets for the periods ended December 31, 2017 and December 31, 2016, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2017 and 2016; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2017, 2016 and 2015; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3
(a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a)	Copy of the Form of Annuity via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-71834, filed December 21, 2001.

(b)	Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(c)	Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(d)	Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(e)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(f)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(g)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(h)	Copy of Rider for Lifetime Five Income Benefit is hereby incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement 333-71835 filed November 16, 2004.

(i)	Copy of Rider for Highest Daily Value Benefit is hereby incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement 333-71834 filed November 16, 2004.

(j)	Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

(k)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(l)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(o)	Form of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Form of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(q)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad)	Highest Daily Lifetime 6 Plus Rider (RID-HD6 - 08/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus Schedule (SCH-HD6 - 08/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap)	Amendatory Tax Endorsement, filed via EDGAR with Post-Effective Amendment No. 53 to Registration Statement No. 333-71834, filed April 15, 2013.

(aq)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 54 to Registration Statement No. 333-71834, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No. 54 to Registration Statement No. 333-71834, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 54 to Registration Statement No. 333-71834, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

(n)	Amendment to Fund Participation Agreement, filed via EDGAR to Post-Effective Amendment No. 53 to Registration Statement No. 333-71834, filed on April 15, 2013.

(9)	Opinion and Consent of Counsel Filed via EDGAR with Post-Effective Amendment No. 6 this Registration Statement on April 20, 2004.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13)(a)	Power of Attorney for John Chieffo, filed via EDGAR with Post-Effective Amendment No. 62 to Registration Statement No. 333-71834, filed on December 13, 2017.

(13)(b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13)(c)	Power of Attorney for Kent D. Sluyter, filed via EDGAR with Post-Effective Amendment No. 62 to Registration Statement No. 333-71834, filed on December 13, 2017.

(13)(d)	Power of Attorney for Candace J. Woods, filed via EDGAR with Post-Effective Amendment No. 62 to Registration Statement No. 333-71834, filed on December 13, 2017.

(13)(e)	Power of Attorney for Nandini Mongia (Filed Herewith).

(13)(f)	Power of Attorney for Arthur W. Wallace, filed via EDGAR with Post-Effective Amendment No. 62 to Registration Statement No. 333-71834, filed on December 13, 2017.
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Michael Long 655 Broad Street Newark, New Jersey 07102-4410	Senior Vice President
Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Director, Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2018, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2018, there were 68,117 Qualified contract owners and 25,714 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2017 with respect to all individual annuities issued by PAL

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$109,233,825.30	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)
Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)
Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e)
With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 21st day of December 2018.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Kent D. Sluyter*	Director, President and Chief Executive Officer	December 21, 2018
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	December 21, 2018
John Chieffo
Caroline A. Feeney*	Director	December 21, 2018
Caroline A. Feeney
Nandini Mongia*	Director	December 21, 2018
Nandini Mongia
Candace J. Woods*	Director	December 21, 2018
Candace J. Woods
Arthur W. Wallace*	Director	December 21, 2018
Arthur W. Wallace

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)(b)	Power of Attorney for Caroline A. Feeney.

(13)(e)	Power of Attorney for Nandini Mongia.